FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Asia ex Japan ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.5%
Cambodia 0.0%†
NagaCorp Ltd.	Hotels, Restaurants & Leisure	6,000	$5,233
China 35.0%
360 DigiTech Inc.	Consumer Finance	594	13,620
[a] 360 Security Technology Inc., A	Software	300	600
[a,b] 3SBio Inc., 144A	Biotechnology	5,500	4,586
[a] 51job Inc., ADR	Professional Services	126	6,165
[b] A-Living Services Co. Ltd., 144A	Commercial Services & Supplies	1,500	2,559
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	3,000	11,852
Addsino Co. Ltd., A	Communications Equipment	600	1,576
	Semiconductors & Semiconductor
[a] Advanced Micro-Fabrication Equipment Inc. China, A	Equipment	200	3,982
AECC Aero-Engine Control Co. Ltd.	Aerospace & Defense	300	1,429
AECC Aviation Power Co. Ltd., A	Aerospace & Defense	900	8,982
Agile Group Holdings Ltd.	Real Estate Management & Development	6,000	3,255
Agricultural Bank of China Ltd., A	Banks	42,600	19,695
Agricultural Bank of China Ltd., H	Banks	135,000	46,407
Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	1,659	11,030
[a] Air China Ltd., A	Airlines	2,100	3,015
[a] Air China Ltd., H	Airlines	8,000	5,582
Airtac International Group	Machinery	690	25,438
[a,b] Akeso Inc., 144A	Biotechnology	2,000	8,722
[a] Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	62,400	951,651
[a] Alpha Group, A	Leisure Products	300	299
[a] Aluminum Corp. of China Ltd., A	Metals & Mining	3,600	3,448
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	18,000	9,951
	Independent Power and Renewable
An Hui Wenergy Co. Ltd.	Electricity Producers	900	787
Angang Steel Co. Ltd.	Metals & Mining	1,500	885
Angang Steel Co. Ltd., H	Metals & Mining	6,000	2,671
Angel Yeast Co. Ltd., A	Food Products	300	2,848
Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	432	889
Anhui Conch Cement Co. Ltd., A	Construction Materials	1,200	7,605
Anhui Conch Cement Co. Ltd., H	Construction Materials	5,000	24,980
Anhui Expressway Co. Ltd., A	Transportation Infrastructure	300	334
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	2,000	1,616
Anhui Gujing Distillery Co. Ltd., A	Beverages	100	3,837
Anhui Gujing Distillery Co. Ltd., B	Beverages	500	7,119
Anhui Zhongding Sealing Parts Co. Ltd., A	Auto Components	300	1,029
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	5,000	74,971
Autohome Inc., ADR	Interactive Media & Services	277	8,166
	Electronic Equipment, Instruments &
Avary Holding Shenzhen Co. Ltd., A	Components	300	2,002
Avic Capital Co. Ltd., A	Diversified Financial Services	2,700	1,686
AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	1,200	3,431
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	11,000	7,605
AVICOPTER PLC, A	Aerospace & Defense	300	3,788
[b] BAIC Motor Corp. Ltd., 144A	Automobiles	10,500	4,512
[a] Baidu Inc., ADR	Interactive Media & Services	1,221	181,673
Bank of Beijing Co. Ltd., A	Banks	6,000	4,189
Bank of Changsha Co. Ltd., A	Banks	900	1,105
Bank of Chengdu Co. Ltd., A	Banks	300	566
Bank of China Ltd., A	Banks	22,500	10,792
Bank of China Ltd., H	Banks	333,000	120,022
Bank of Communications Co. Ltd., A	Banks	12,000	8,699
Bank of Communications Co. Ltd., H	Banks	33,000	19,936
Bank of Guiyang Co. Ltd., A	Banks	900	921
Bank of Hangzhou Co. Ltd., A	Banks	1,800	3,629
Bank of Jiangsu Co. Ltd., A	Banks	1,780	1,632

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Bank of Nanjing Co. Ltd., A	Banks	3,300	4,650
Bank of Ningbo Co. Ltd., A	Banks	1,980	11,919
Bank of Qingdao Co. Ltd., A	Banks	300	218
Bank of Shanghai Co. Ltd., A	Banks	4,580	5,135
[a] Bank of Zhengzhou Co. Ltd.	Banks	2,684	1,334
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	6,000	6,756
BBMG Corp., A	Construction Materials	1,800	804
BBMG Corp., H	Construction Materials	12,000	1,862
[a] BeiGene Ltd.	Biotechnology	2,600	53,692
Beijing Capital Co. Ltd., A	Water Utilities	2,400	1,287
Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	600	534
[a] Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	8,000	4,895
Beijing Dabeinong Technology Group Co. Ltd.	Food Products	900	1,485
Beijing E-Hualu Information Technology Co. Ltd., A	Software	300	1,668
Beijing Enlight Media Co. Ltd.	Entertainment	900	1,819
Beijing Enterprises Holdings Ltd.	Gas Utilities	2,500	8,626
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	8,000	2,596
Beijing Kingsoft Office Software Inc., A	Software	141	5,876
Beijing New Building Materials PLC	Building Products	600	3,381
Beijing Orient National Communication Science &Technology Co.
[a] Ltd.	Software	300	510
Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	600	678
[a] Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	600	748
Beijing Shiji Information Technology Co. Ltd.	Software	600	2,712
Beijing Shougang Co. Ltd.	Metals & Mining	1,500	1,352
Beijing Shunxin Agriculture Co. Ltd., A	Beverages	300	1,801
Beijing Sinnet Technology Co. Ltd., A	IT Services	600	1,400
Beijing SL Pharmaceutical Co. Ltd.	Biotechnology	300	510
Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	340	1,548
[a] Beijing Ultrapower Software Co. Ltd.	IT Services	600	597
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A	Biotechnology	100	3,483
Beijing Yanjing Brewery Co. Ltd.	Beverages	600	799
	Electronic Equipment, Instruments &
Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Components	300	757
Beijing-Shanghai High Speed Railway Co. Ltd.	Road & Rail	3,000	2,279
[a,c] Bilibili Inc., ADR	Entertainment	1,104	51,226
[b] Blue Moon Group Holdings Ltd., 144A	Household Products	3,000	2,848
Blue Sail Medical Co. Ltd., A	Health Care Equipment & Supplies	300	769
Bluefocus Intelligent Communications Group Co. Ltd.	Media	600	1,012
Bluestar Adisseo Co., A	Chemicals	300	581
BOC Hong Kong (Holdings) Ltd.	Banks	15,500	50,797
BOC International China Co. Ltd., A	Capital Markets	300	635
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	10,800	8,577
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	4,200	1,880
Bright Dairy & Food Co. Ltd., A	Food Products	300	685
[a] BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	300	1,233
[b] Budweiser Brewing Co. APAC Ltd., 144A	Beverages	7,500	19,673
By-health Co. Ltd., A	Personal Products	600	2,544
BYD Co. Ltd.	Automobiles	600	25,298
BYD Co. Ltd., H	Automobiles	3,500	119,685
BYD Electronic International Co. Ltd.	Communications Equipment	3,500	12,817
C&S Paper Co. Ltd., A	Household Products	300	788
Caitong Securities Co. Ltd., A	Capital Markets	300	525
Camel Group Co. Ltd., A	Electrical Equipment	360	868
[a,b,d] CanSino Biologics Inc., 144A, Reg S	Pharmaceuticals	400	9,245
[a] CanSino Biologics Inc., A	Pharmaceuticals	26	1,225
	Independent Power and Renewable
CECEP Solar Energy Co. Ltd.	Electricity Producers	900	1,585
	Independent Power and Renewable
CECEP Wind-Power Corp	Electricity Producers	1,500	1,536
Central China Securities Co. Ltd., A	Capital Markets	900	695

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Central China Securities Co. Ltd., H	Capital Markets	3,000	539
	Independent Power and Renewable
CGN Power Co. Ltd., A	Electricity Producers	2,400	1,181
	Independent Power and Renewable
[b] CGN Power Co. Ltd., H, 144A	Electricity Producers	48,000	14,592
Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	100	4,268
Changjiang Securities Co. Ltd.	Capital Markets	1,800	2,134
Changzhou Xingyu Automotive LightingSystems Co. Ltd., A	Auto Components	100	3,212
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd., A	Components	600	4,208
Chengdu Xingrong Environment Co. Ltd., A	Water Utilities	1,200	1,193
China Aoyuan Group Ltd.	Real Estate Management & Development	6,000	1,085
China Baoan Group Co. Ltd.	Industrial Conglomerates	900	2,042
China Cinda Asset Management Co. Ltd., H	Capital Markets	39,000	7,103
China CITIC Bank Corp. Ltd., A	Banks	3,300	2,398
China CITIC Bank Corp. Ltd., H	Banks	42,000	18,209
China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,500	1,484
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	9,000	5,195
China Communications Services Corp. Ltd., H	Construction & Engineering	10,000	4,874
China Conch Venture Holdings Ltd.	Construction & Engineering	7,500	36,652
China Construction Bank Corp., A	Banks	3,000	2,765
China Construction Bank Corp., H	Banks	411,000	284,674
[a] China COSCO Holdings Co. Ltd., A	Marine	3,600	10,581
China CSSC Holdings Ltd., A	Machinery	1,400	5,458
[b,d] China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	1,500	939
[a] China Eastern Airlines Corp. Ltd., A	Airlines	3,300	2,678
[a] China Eastern Airlines Corp. Ltd., H	Airlines	6,000	2,270
China Everbright Bank Co. Ltd., A	Banks	12,900	6,735
China Everbright Bank Co. Ltd., H	Banks	13,000	4,602
China Evergrande Group	Real Estate Management & Development	9,000	1,835
[b,d] China Feihe Ltd., 144A, Reg S	Food Products	11,000	14,758
China Galaxy Securities Co. Ltd., A	Capital Markets	600	1,056
China Galaxy Securities Co. Ltd., H	Capital Markets	16,000	9,194
China Great Wall Securities Co. Ltd., A	Capital Markets	600	1,222
	Technology Hardware, Storage &
China Greatwall Technology Group Co. Ltd.	Peripherals	900	2,004
China Hongqiao Group Ltd.	Metals & Mining	9,500	10,028
[a,b] China Huarong Asset Management Co. Ltd., 144A	Capital Markets	54,000	—
China International Capital Corp. Ltd., A	Capital Markets	300	2,313
[b] China International Capital Corp. Ltd., H, 144A	Capital Markets	6,500	17,925
China International Marine Containers (Group) Co. Ltd., H	Machinery	2,100	3,776
China International Marine Containers Group Co. Ltd.	Machinery	400	1,079
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	28,000	8,655
China Jushi Co. Ltd., A	Construction Materials	1,371	3,924
China Lesso Group Holdings Ltd.	Building Products	4,000	5,746
China Life Insurance Co. Ltd., A	Insurance	1,600	7,571
China Life Insurance Co. Ltd., H	Insurance	33,000	54,687
[a,b] China Literature Ltd., 144A	Media	1,800	11,313
[a] China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	954	35,622
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	15,000	35,017
China Medical System Holdings Ltd.	Pharmaceuticals	5,000	8,350
China Meheco Co. Ltd., A	Trading Companies & Distributors	300	557
China Meidong Auto Holdings Ltd.	Specialty Retail	2,000	10,313
China Merchants Bank Co. Ltd., A	Banks	6,300	48,258
China Merchants Bank Co. Ltd., H	Banks	16,500	128,147
China Merchants Expressway Network & Technology Holdings Co.
Ltd.	Transportation Infrastructure	300	362
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	6,000	10,928
China Merchants Property Operation & Service Co. Ltd., A	Real Estate Management & Development	300	956
[b] China Merchants Securities Co. Ltd., 144A	Capital Markets	5,400	8,270
China Merchants Securities Co. Ltd., A	Capital Markets	2,320	6,439
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	2,400	5,035
China Minsheng Banking Corp. Ltd., A	Banks	10,500	6,440

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

China Minsheng Banking Corp. Ltd., H	Banks	28,500	10,894
China Molybdenum Co. Ltd., A	Metals & Mining	3,000	2,632
China Molybdenum Co. Ltd., H	Metals & Mining	18,000	9,489
China National Building Material Co. Ltd., H	Construction Materials	18,000	22,072
China National Chemical Engineering Co. Ltd., A	Construction & Engineering	1,800	3,397
China National Medicines Corp. Ltd., A	Health Care Providers & Services	300	1,487
	Independent Power and Renewable
China National Nuclear Power Co. Ltd., A	Electricity Producers	5,000	6,526
China Nonferrous Metal Industry's Foreign Engineeringand
[a] Construction Co. Ltd.	Metals & Mining	600	515
China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	1,200	8,643
China Oilfield Services Ltd., A	Energy Equipment & Services	600	1,415
China Oilfield Services Ltd., H	Energy Equipment & Services	8,000	7,008
China Orient Securities Co. Ltd., A	Capital Markets	1,800	4,172
China Overseas Land & Investment Ltd.	Real Estate Management & Development	17,000	40,252
China Pacific Insurance Group Co. Ltd., A	Insurance	2,100	8,956
China Pacific Insurance Group Co. Ltd., H	Insurance	11,400	30,926
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	10,800	7,184
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	114,000	53,079
China Railway Group Ltd., A	Construction & Engineering	6,600	6,009
China Railway Group Ltd., H	Construction & Engineering	17,000	8,984
	Electronic Equipment, Instruments &
[b,d] China Railway Signal & Communication Corp. Ltd., 144A, Reg S	Components	6,000	2,193
	Electronic Equipment, Instruments &
China Railway Signal & Communication Corp. Ltd., A	Components	2,000	1,566
China Reinsurance Group Corp., H	Insurance	28,000	2,694
China Resources Cement Holdings Ltd.	Construction Materials	10,000	7,555
China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	300	631
[b] China Resources Mixc Lifestyle Services Ltd., 144A	Real Estate Management & Development	2,600	12,122
[b] China Resources Pharmaceutical Group Ltd., 144A	Pharmaceuticals	7,500	3,415
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	8,500	28,456
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	300	1,615
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	2,100	7,437
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	15,000	35,171
China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	2,400	1,227
China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	1,500	1,396
China South Publishing & Media Group Co. Ltd., A	Media	600	903
[a] China Southern Airlines Co. Ltd., A	Airlines	3,300	3,534
[a] China Southern Airlines Co. Ltd., H	Airlines	6,000	3,594
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	12,600	9,907
China Taiping Insurance Holdings Co. Ltd.	Insurance	6,600	9,058
China Tourism Group Duty Free Corp. Ltd., A	Specialty Retail	600	20,702
[b,d] China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	204,000	22,503
China TransInfo Technology Co. Ltd.	IT Services	300	705
[a] China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	12,000	2,370
China United Network Communications Ltd., A	Wireless Telecommunication Services	8,700	5,377
China Vanke Co. Ltd., A	Real Estate Management & Development	3,000	9,322
China Vanke Co. Ltd., H	Real Estate Management & Development	8,400	19,545
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	4,500	16,064
China Zheshang Bank Co. Ltd., A	Banks	2,100	1,156
Chinalin Securities Co. Ltd., A	Capital Markets	300	644
Chinese Universe Publishing and Media Group Co. Ltd., A	Media	300	583
[a] Chongqing Brewery Co. Ltd., A	Beverages	200	4,759
Chongqing Changan Automobile Co. Ltd.	Automobiles	2,100	5,016
Chongqing Changan Automobile Co. Ltd., B	Automobiles	5,460	3,053
Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	300	1,783
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	1,500	908
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	10,000	3,553
Chongqing Water Group Co. Ltd., A	Water Utilities	300	302
Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	400	7,838
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	7,800	14,027
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	16,000	9,625

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] CITIC Guoan Information Industry Co. Ltd.	Media	600	253
Citic Pacific Ltd.	Industrial Conglomerates	22,000	21,728
Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	1,580	5,089
CITIC Securities Co. Ltd., A	Capital Markets	3,300	13,705
CITIC Securities Co. Ltd., H	Capital Markets	10,000	26,102
CMST Development Co. Ltd., A	Air Freight & Logistics	300	294
CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	2,100	968
Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	700	64,727
COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	18,000	3,278
COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	6,000	2,286
[a] COSCO SHIPPING Holdings Co. Ltd., H	Marine	14,450	28,024
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	34,000	30,178
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	8,000	47,920
CRRC Corp. Ltd., A	Machinery	7,800	7,470
CRRC Corp. Ltd., H	Machinery	18,000	7,734
[b] CSC Financial Co. Ltd., 144A	Capital Markets	4,000	4,376
CSC Financial Co. Ltd., A	Capital Markets	300	1,380
CSG Holding Co. Ltd.	Construction Materials	4,601	1,965
CSG Holding Co. Ltd.	Construction Materials	600	937
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	37,600	40,849
Daan Gene Co. Ltd., A	Biotechnology	512	1,615
[a] Dada Nexus Ltd., ADR	Internet & Direct Marketing Retail	294	3,869
[b] Dali Foods Group Co. Ltd., 144A	Food Products	9,500	4,972
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., A	Electricity Producers	2,400	1,223
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	10,000	2,257
	Technology Hardware, Storage &
Dawning Information Industry Co. Ltd., A	Peripherals	300	1,301
DHC Software Co. Ltd.	IT Services	900	1,104
Dian Diagnostics Group Co. Ltd.	Health Care Providers & Services	300	1,584
[a,c] DiDi Global Inc., ADR	Road & Rail	1,400	6,972
Digital China Information Service Co. Ltd.	IT Services	300	600
Do-Fluoride Chemicals Co. Ltd., A	Chemicals	300	2,122
Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	300	2,300
Dongfang Electric Corp. Ltd., A	Electrical Equipment	900	3,032
Dongfang Electric Corp. Ltd., H	Electrical Equipment	1,600	2,693
Dongfeng Motor Group Co. Ltd., H	Automobiles	12,000	9,974
Dongguan Development Holdings Co. Ltd., A	Transportation Infrastructure	300	480
Dongxing Securities Co. Ltd., A	Capital Markets	900	1,646
East Group Co. Ltd., A	Electrical Equipment	300	474
East Money Information Co. Ltd.	Capital Markets	3,240	18,908
Ecovacs Robotics Co. Ltd., A	Household Durables	200	4,748
ENN Ecological Holdings Co. Ltd., A	Gas Utilities	900	2,599
ENN Energy Holdings Ltd.	Gas Utilities	3,300	62,137
[a,b] ESR Cayman Ltd., 144A	Real Estate Management & Development	8,400	28,390
Eternal Asia Supply Chain Management Ltd.	Commercial Services & Supplies	800	833
Eve Energy Co. Ltd.	Electrical Equipment	580	10,779
[b] Everbright Securities Co. Ltd., 144A	Capital Markets	1,200	928
Everbright Securities Co. Ltd., A	Capital Markets	1,200	2,817
[a,b] Evergrande Property Services Group Ltd., 144A	Real Estate Management & Development	18,000	6,095
Fangda Carbon New Material Co. Ltd.	Electrical Equipment	760	1,293
Faw Jiefang Group Co. Ltd.	Automobiles	900	1,456
Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	300	848
	Electronic Equipment, Instruments &
[a] FIH Mobile Ltd.	Components	15,000	2,617
Financial Street Holdings Co. Ltd., A	Real Estate Management & Development	900	801
First Capital Securities Co. Ltd.	Capital Markets	1,200	1,381
	Semiconductors & Semiconductor
Flat Glass Group Co Ltd., H	Equipment	2,000	10,159
	Semiconductors & Semiconductor
Flat Glass Group Co. Ltd., A	Equipment	300	2,733
Focus Media Information Technology Co. Ltd.	Media	4,700	6,053
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	442	7,306

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Fosun International Ltd.	Industrial Conglomerates	10,000	10,787
Founder Securities Co. Ltd., A	Capital Markets	2,600	3,206
	Electronic Equipment, Instruments &
Foxconn Industrial Internet Co. Ltd., A	Components	1,200	2,249
Fu Jian Anjoy Foods Co. Ltd., A	Food Products	100	2,686
	Independent Power and Renewable
Fujian Funeng Co. Ltd., A	Electricity Producers	300	768
Fujian Longking Co. Ltd., A	Machinery	300	407
Fujian Sunner Development Co. Ltd.	Food Products	300	1,140
[a,c] Full Truck Alliance Co. Ltd., ADR	Road & Rail	363	3,038
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	600	4,448
[b] Fuyao Group Glass Industries Co. Ltd., 144A	Auto Components	2,800	14,474
Ganfeng Lithium Co. Ltd.	Metals & Mining	400	8,986
[b] Ganfeng Lithium Co. Ltd., H, 144A	Metals & Mining	800	12,591
	Semiconductors & Semiconductor
[a] GCL System Integration Technology Co. Ltd.	Equipment	1,200	717
	Independent Power and Renewable
GD Power Development Co. Ltd., A	Electricity Producers	6,300	3,141
[a,c] GDS Holdings Ltd., ADR	IT Services	501	23,627
GEM Co. Ltd.	Metals & Mining	1,500	2,441
Gemdale Corp., A	Real Estate Management & Development	1,500	3,059
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	4,000	17,701
GF Securities Co. Ltd.	Capital Markets	1,900	7,347
GF Securities Co. Ltd., H	Capital Markets	7,000	13,342
	Semiconductors & Semiconductor
Gigadevice Semiconductor Beijing Inc., A	Equipment	200	5,531
Ginlong Technologies Co. Ltd., A	Electrical Equipment	100	3,641
Glarun Technology Co. Ltd., A	Communications Equipment	300	867
	Electronic Equipment, Instruments &
GoerTek Inc.	Components	1,200	10,209
[a] GOME Retail Holdings Ltd.	Specialty Retail	51,000	4,317
Gongniu Group Co. Ltd., A	Electrical Equipment	100	2,631
[a] Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	600	352
Great Wall Motor Co. Ltd., A	Automobiles	1,100	8,397
Great Wall Motor Co. Ltd., H	Automobiles	13,500	46,407
Greattown Holdings Ltd., A	Real Estate Management & Development	300	167
Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	2,205	1,505
Greentown China Holdings Ltd.	Real Estate Management & Development	3,500	5,639
	Technology Hardware, Storage &
GRG Banking Equipment Co. Ltd.	Peripherals	600	1,123
[a,c] GSX Techedu Inc., ADR	Diversified Consumer Services	637	1,236
	Independent Power and Renewable
Guangdong Baolihua New Energy Stock Co. Ltd.	Electricity Producers	900	838
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	2,700	887
[a] Guangdong Golden Dragon Development Inc.	Capital Markets	300	743
Guangdong Haid Group Co. Ltd.	Food Products	500	5,763
[a] Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	600	838
Guangdong Kinlong Hardware Products Co. Ltd.	Building Products	100	2,856
	Electronic Equipment, Instruments &
[a] Guangdong LY Intelligent Manufacturing Co. Ltd.	Components	2,400	2,778
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	300	1,165
[a] Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,800	1,851
[a] Guangshen Railway Co. Ltd., A	Road & Rail	2,700	951
[a] Guangshen Railway Co. Ltd., H	Road & Rail	6,000	1,024
	Independent Power and Renewable
Guangxi Guiguan Electric Power Co. Ltd., A	Electricity Producers	900	909
Guangxi Liugong Machinery Co. Ltd.	Machinery	400	485
Guangxi Wuzhou Zhongheng Group Co. Ltd., A	Pharmaceuticals	1,500	911
Guangzhou Automobile Group Co. Ltd., A	Automobiles	900	2,150
Guangzhou Automobile Group Co. Ltd., H	Automobiles	14,000	13,809
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	300	1,613
Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	900	2,592
Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	600	1,030

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Guangzhou Kingmed Diagnostics Group Co. Ltd.	Health Care Providers & Services	100	1,751
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	7,200	2,678
	Electronic Equipment, Instruments &
Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Components	100	1,280
Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	310	5,589
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A	Capital Markets	600	821
Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	300	429
Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	600	686
[a] Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	300	350
Guolian Securities Co. Ltd., A	Capital Markets	600	1,318
Guosen Securities Co. Ltd.	Capital Markets	1,400	2,527
[a] Guosheng Financial Holding Inc.	Electrical Equipment	300	453
[a,b] Guotai Junan Securities Co. Ltd., 144A	Capital Markets	3,600	5,587
Guotai Junan Securities Co. Ltd., A	Capital Markets	2,400	6,752
[a] Guoxuan High-Tech Co. Ltd.	Electrical Equipment	400	3,224
Guoyuan Securities Co. Ltd.	Capital Markets	1,620	1,962
[b,d] Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	4,200	9,481
Haier Smart Home Co. Ltd., A	Household Durables	1,800	8,461
Haier Smart Home Co. Ltd., H	Household Durables	10,200	43,109
Haisco Pharmaceutical Group Co. Ltd.	Pharmaceuticals	300	962
Haitian International Holdings Ltd.	Machinery	3,000	8,331
Haitong Securities Co. Ltd., A	Capital Markets	2,700	5,205
Haitong Securities Co. Ltd., H	Capital Markets	14,400	12,763
Han's Laser Technology Industry Group Co. Ltd., A	Machinery	300	2,548
[a] Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	300	1,439
Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	600	440
	Semiconductors & Semiconductor
Hangzhou First Applied Material Co. Ltd., A	Equipment	160	3,285
Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	300	1,416
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	300	1,699
Hangzhou Shunwang Technology Co. Ltd.	Entertainment	300	769
	Semiconductors & Semiconductor
Hangzhou Silan Microelectronics Co. Ltd., A	Equipment	300	2,557
Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	200	4,019
[b,d] Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	500	6,349
[b] Hansoh Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	4,000	9,748
Hefei Meiya Optoelectronic Technology Inc.	Machinery	300	1,767
Heilongjiang Agriculture Co. Ltd., A	Food Products	600	1,374
Hello Group Inc., ADR	Interactive Media & Services	696	6,250
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	1,000	4,961
Hengan International Group Co. Ltd.	Personal Products	3,000	15,450
	Electronic Equipment, Instruments &
Hengdian Group DMEGC Magnetics Co. Ltd.	Components	600	1,780
Hengli Petrochemical Co. Ltd., A	Chemicals	1,060	3,829
[a] HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	12,000	4,541
Hengyi Petrochemical Co. Ltd., A	Chemicals	900	1,503
Hesteel Co. Ltd.	Metals & Mining	2,100	812
Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	200	4,547
	Electronic Equipment, Instruments &
[a] Holitech Technology Co. Ltd.	Components	600	329
Hongfa Technology Co. Ltd., A	Electrical Equipment	300	3,521
Hongta Securities Co. Ltd., A	Capital Markets	300	562
Hopson Development Holdings Ltd.	Real Estate Management & Development	2,970	6,194
Hoshine Silicon Industry Co. Ltd., A	Chemicals	200	4,151
	Semiconductors & Semiconductor
[a,b,d] Hua Hong Semiconductor Ltd., 144A, Reg S	Equipment	2,000	11,031
	Independent Power and Renewable
Huadian Power International Corp. Ltd., A	Electricity Producers	1,500	1,262
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	8,000	3,489
Huadong Medicine Co. Ltd., A	Health Care Providers & Services	600	3,793
Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	600	568
Huafon Chemical Co. Ltd.	Chemicals	1,200	1,970

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Electronic Equipment, Instruments &
Huagong Tech Co. Ltd.	Components	300	1,314
Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	900	1,582
Hualan Biological Engineering Inc.	Biotechnology	300	1,375
	Independent Power and Renewable
Huaneng Power International Inc., A	Electricity Producers	2,400	3,657
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	18,000	12,029
Huapont Life Sciences Co. Ltd.	Chemicals	900	1,025
[b] Huatai Securities Co. Ltd., 144A	Capital Markets	7,000	11,654
Huatai Securities Co. Ltd., A	Capital Markets	2,300	6,424
Huaxi Securities Co. Ltd.	Capital Markets	600	929
Huaxia Bank Co. Ltd., A	Banks	5,100	4,491
Huaxin Cement Co. Ltd., A	Construction Materials	300	911
Huaxin Cement Co. Ltd., B	Construction Materials	1,500	2,760
Huayu Automotive Systems Co. Ltd.	Auto Components	900	4,005
Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	600	312
	Independent Power and Renewable
Hubei Energy Group Co. Ltd.	Electricity Producers	1,800	1,483
Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	300	797
Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	200	4,451
Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	600	2,125
[a] Hunan Gold Corp. Ltd.	Metals & Mining	300	489
Hunan Valin Steel Co. Ltd., A	Metals & Mining	2,100	1,688
Hundsun Technologies Inc., A	Software	420	4,105
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	300	701
[a] HUTCHMED China Ltd.	Pharmaceuticals	1,500	10,909
[b] Hygeia Healthcare Holdings Co. Ltd., 144A	Health Care Providers & Services	1,400	8,763
Hytera Communications Corp. Ltd., A	Communications Equipment	300	260
[a] I-Mab, ADR	Biotechnology	108	5,118
Iflytek Co. Ltd.	Software	700	5,780
Imeik Technology Development Co. Ltd., A	Biotechnology	100	8,431
Industrial and Commercial Bank of China Ltd.	Banks	23,700	17,256
Industrial and Commercial Bank of China Ltd., H	Banks	348,000	196,401
Industrial Bank Co. Ltd., A	Banks	6,300	18,863
Industrial Securities Co. Ltd., A	Capital Markets	2,100	3,263
	Semiconductors & Semiconductor
Ingenic Semiconductor Co. Ltd., A	Equipment	100	2,107
Inmyshow Digital Technology Group Co. Ltd.	Media	600	1,165
[a] Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	11,400	5,002
Inner Mongolia Junzheng Energy & Chemical Industry Group Co.
Ltd., A	Chemicals	2,400	1,974
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	1,900	12,388
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	4,800	4,190
[a,b] Innovent Biologics Inc., 144A	Biotechnology	6,000	37,133
	Technology Hardware, Storage &
Inspur Electronic Information Industry Co. Ltd.	Peripherals	300	1,690
Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	150	1,364
[a,c] Iqiyi Inc., ADR	Entertainment	1,373	6,261
	Semiconductors & Semiconductor
JA Solar Technology Co. Ltd., A	Equipment	500	7,289
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	200	1,676
Jason Furniture Hangzhou Co. Ltd., A	Household Durables	200	2,427
[a,b] JD Health International Inc., 144A	Internet & Direct Marketing Retail	3,300	26,010
[a,b] JD Logistics Inc., 144A	Air Freight & Logistics	1,800	6,107
[a] JD.com Inc., A	Internet & Direct Marketing Retail	5,550	195,054
Jiajiayue Group Co. Ltd., A	Food & Staples Retailing	300	785
	Semiconductors & Semiconductor
Jiangsu Changjiang Electronics Technology Co. Ltd., A	Equipment	600	2,927
Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	900	2,737
Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	300	407
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	6,000	6,149
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	396	5,094
Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	2,032	16,204

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Jiangsu King's Luck Brewery JSC Ltd	Beverages	300	2,566
Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	300	572
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	500	12,952
Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	100	2,063
Jiangsu Yoke Technology Co. Ltd., A	Chemicals	300	3,829
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A	Health Care Equipment & Supplies	300	1,783
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd.	Banks	300	272
Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	1,500	977
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	900	2,400
Jiangxi Copper Co. Ltd., A	Metals & Mining	600	2,107
Jiangxi Copper Co. Ltd., H	Metals & Mining	5,000	8,004
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	600	911
Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	300	871
Jinke Properties Group Co. Ltd., A	Real Estate Management & Development	2,100	1,479
Jinke Smart Services Group Co. Ltd., H	Real Estate Management & Development	1,500	6,532
[a,b,d] Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	6,500	7,262
JiuGui Liquor Co. Ltd., A	Beverages	100	3,342
[b] Jiumaojiu International Holdings Ltd., 144A	Hotels, Restaurants & Leisure	3,000	5,272
Jizhong Energy Resources Co. Ltd., A	Oil, Gas & Consumable Fuels	900	780
JoInc.are Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	600	1,212
Joinn Laboratories China Co. Ltd., A	Life Sciences Tools & Services	100	1,815
[b] Joinn Laboratories China Co. Ltd., H, 144A	Life Sciences Tools & Services	200	1,684
	Independent Power and Renewable
Jointo Energy Investment Co. Ltd.	Electricity Producers	300	240
Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	300	694
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	300	1,791
Joyoung Co. Ltd.	Household Durables	300	1,095
JOYY Inc., ADR	Interactive Media & Services	237	10,767
Juewei Food Co. Ltd., A	Food Products	100	1,075
Kaishan Group Co. Ltd., A	Machinery	300	749
[a,c] Kanzhun Ltd., ADR	Interactive Media & Services	243	8,476
[a] KE Holdings Inc., ADR	Real Estate Management & Development	1,014	20,402
Kerry Logistics Network Ltd.	Air Freight & Logistics	1,000	2,445
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	3,000	14,603
[a] Kingdee International Software Group Co. Ltd.	Software	11,000	33,862
Kingfa Sci & Tech Co. Ltd., A	Chemicals	900	1,780
[a,c] Kingsoft Cloud Holdings Ltd., ADR	IT Services	421	6,631
Kingsoft Corp. Ltd.	Software	3,800	16,694
[a,b] Kuaishou Technology, 144A, B	Interactive Media & Services	6,900	63,767
[a] Kuang-Chi Technologies Co. Ltd.	Auto Components	600	2,265
Kunlun Tech Co. Ltd.	Entertainment	300	1,092
Kweichow Moutai Co. Ltd., A	Beverages	400	128,950
KWG Group Holdings Ltd.	Real Estate Management & Development	6,000	3,925
[d] KWG Living Group Holdings Ltd., Reg S	Real Estate Management & Development	4,000	1,642
Lakala Payment Co. Ltd., A	IT Services	300	1,369
Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	900	3,068
Laobaixing Pharmacy Chain JSC	Food & Staples Retailing	100	777
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	4,171
	Technology Hardware, Storage &
[b] Legend Holdings Corp., 144A	Peripherals	2,300	3,399
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	30,000	34,478
	Electronic Equipment, Instruments &
Lens Technology Co. Ltd.	Components	1,500	5,421
Leo Group Co. Ltd.	Media	1,800	696
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	600	2,135
	Electronic Equipment, Instruments &
Leyard Optoelectronic Co. Ltd.	Components	600	967
[a] Li Auto Inc., ADR	Automobiles	1,815	58,262
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	10,000	109,475
	Electronic Equipment, Instruments &
LianChuang Electronic Technology Co. Ltd., A	Components	300	1,145
Lianhe Chemical Technology Co. Ltd.	Chemicals	300	848

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Liaoning Port Co. Ltd., A	Transportation Infrastructure	5,700	1,551
Liuzhou Iron & Steel Co. Ltd., A	Metals & Mining	300	246
Livzon Pharmaceutical Group Inc.	Pharmaceuticals	300	1,897
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	700	2,559
Logan Group Co. Ltd.	Real Estate Management & Development	5,000	3,822
Lomon Billions Group Co. Ltd.	Chemicals	800	3,597
[b,d] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	8,000	37,659
	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	1,680	22,773
Luenmei Quantum Co. Ltd., A	Water Utilities	600	850
[a] Lufax Holding Ltd., ADR	Consumer Finance	2,376	13,377
Luxi Chemical Group Co. Ltd., A	Chemicals	600	1,440
	Electronic Equipment, Instruments &
Luxshare Precision Industry Co. Ltd., A	Components	2,100	16,248
[a,b] Luye Pharma Group Ltd., 144A	Pharmaceuticals	8,000	3,653
Luzhou Laojiao Co. Ltd., A	Beverages	500	19,961
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	1,500	870
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	4,000	1,467
Mango Excellent Media Co. Ltd.	Entertainment	540	4,859
	Electronic Equipment, Instruments &
Maxscend Microelectronics Co. Ltd., A	Components	80	4,111
[a] Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	1,320	1,629
[a,b] Meituan Dianping, 144A	Internet & Direct Marketing Retail	17,100	494,381
Metallurgical Corp. of China Ltd.	Construction & Engineering	13,000	3,318
Metallurgical Corp. of China Ltd., A	Construction & Engineering	4,800	2,891
Microport Scientific Corp.	Health Care Equipment & Supplies	2,200	8,014
[a] Ming Yuan Cloud Group Holdings Ltd.	Software	2,000	4,556
MINISO Group Holding Ltd., ADR	Multiline Retail	312	3,226
Minth Group Ltd.	Auto Components	3,000	13,218
[a] MMG Ltd.	Metals & Mining	12,000	3,848
	Semiconductors & Semiconductor
Montage Technology Co. Ltd.	Equipment	339	4,471
[a] Montnets Rongxin Technology Group Co. Ltd.	Software	300	811
Muyuan Foods Co. Ltd.	Food Products	1,596	13,392
NanJi E-Commerce Co. Ltd.	Media	600	651
Nanjing Hanrui Cobalt Co. Ltd., A	Metals & Mining	100	1,261
Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	1,200	698
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	300	1,981
Nanjing Securities Co. Ltd., A	Capital Markets	900	1,403
Nanyang Topsec Technologies Group Inc., A	Electrical Equipment	300	904
Nari Technology Development Co. Ltd., A	Electrical Equipment	1,800	11,331
	Semiconductors & Semiconductor
[a] National Silicon Industry Group Co. Ltd., A	Equipment	500	2,030
	Semiconductors & Semiconductor
NAURA Technology Group Co. Ltd., A	Equipment	200	10,914
[a] NavInfo Co. Ltd.	Household Durables	600	1,502
NetEase Inc.	Entertainment	6,600	133,332
New China Life Insurance Co. Ltd., A	Insurance	600	3,668
New China Life Insurance Co. Ltd., H	Insurance	4,200	11,232
[a] New Hope Liuhe Co. Ltd.	Food Products	1,500	3,588
[a] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	5,937	12,468
Newland Digital Technology Co. Ltd.	Software	300	855
Nexteer Automotive Group Ltd.	Auto Components	4,000	4,966
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	7,000	7,515
	Technology Hardware, Storage &
Ninestar Corp.	Peripherals	300	2,253
Ningbo Joyson Electronic Corp.	Auto Components	400	1,382
Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	300	769
Ningbo Tuopu Group Co. Ltd., A	Auto Components	300	2,500
Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	3,300	2,060
Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	900	2,457
[a] NIO Inc., ADR	Automobiles	5,511	174,588
North Huajin Chemical Industries Co. Ltd.	Chemicals	300	343
[a] North Industries Group Red Arrow Co. Ltd., A	Machinery	300	1,258

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Northeast Securities Co. Ltd.	Capital Markets	600	828
NSFOCUS Information Technology Co. Ltd.	Software	300	748
[a] Oceanwide Holdings Co. Ltd.	Diversified Financial Services	600	177
[a] Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	600	742
Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	1,500	1,087
	Electronic Equipment, Instruments &
OFILM Group Co. Ltd.	Components	600	915
[a] OneConnect Financial Technology Co. Ltd., ADR	Software	562	1,388
Oppein Home Group Inc., A	Household Durables	100	2,320
ORG Technology Co. Ltd.	Containers & Packaging	600	660
[b] Orient Securities Co. Ltd. of China, 144A	Capital Markets	3,200	2,734
Oriental Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	600	1,188
[a] Ourpalm Co. Ltd.	Entertainment	1,200	917
Ovctek China Inc., A	Health Care Equipment & Supplies	300	2,707
[a] Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	2,100	1,285
People.cn Co. Ltd.	Media	300	680
Perfect World Co. Ltd., A	Entertainment	300	958
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	90,000	40,057
Pharmaron Beijing Co. Ltd., A	Life Sciences Tools & Services	100	2,222
[b,d] Pharmaron Beijing Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	600	9,258
PICC Property and Casualty Co. Ltd., H	Insurance	30,000	24,512
[a] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	1,638	95,495
Ping An Bank Co. Ltd., A	Banks	6,000	15,550
[a,b,d] Ping An Healthcare and Technology Co. Ltd., 144A, Reg S	Health Care Technology	1,700	6,182
Ping An Insurance Group Co. of China Ltd., A	Insurance	3,300	26,160
Ping An Insurance Group Co. of China Ltd., H	Insurance	26,000	187,256
Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	900	1,185
Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	3,600	8,848
Poly Property Services Co. Ltd., H	Real Estate Management & Development	600	4,718
[b] Pop Mart International Group Ltd., 144A	Specialty Retail	2,000	11,467
[b] Postal Savings Bank of China Co. Ltd., 144A	Banks	42,000	29,468
Power Construction Corp. of China Ltd.	Construction & Engineering	3,300	4,193
Proya Cosmetics Co. Ltd.	Personal Products	100	3,276
Qingdao Port International Co. Ltd., A	Transportation Infrastructure	300	268
Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	300	1,173
Qinhuangdao Port Co. Ltd., A	Transportation Infrastructure	600	262
	Electronic Equipment, Instruments &
Raytron Technology Co. Ltd., A	Components	126	1,557
[a,b] Red Star Macalline Group Corp. Ltd., 144A	Real Estate Management & Development	3,000	1,435
[a] Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	320	443
[a,b] Remegen Co. Ltd., H, 144A	Biotechnology	500	4,996
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	900	616
[a,c] RLX Technology Inc., ADR	Tobacco	3,279	12,788
Rongsheng Petro Chemical Co. Ltd.	Chemicals	1,050	2,999
SAIC Motor Corp Ltd	Automobiles	3,000	9,733
Sangfor Technologies Inc.	Software	100	3,004
Sansteel Minguang Co. Ltd.	Metals & Mining	600	642
Sany Heavy Industry Co. Ltd., A	Machinery	2,700	9,681
SDIC Capital Co. Ltd., A	Capital Markets	1,512	1,954
	Independent Power and Renewable
SDIC Power Holdings Co. Ltd., A	Electricity Producers	2,100	3,788
Sealand Securities Co. Ltd.	Capital Markets	1,080	698
[a] Seazen Group Ltd.	Real Estate Management & Development	8,000	5,408
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	700	3,207
SF Holding Co. Ltd.	Air Freight & Logistics	900	9,754
	Semiconductors & Semiconductor
SG Micro Corp., A	Equipment	100	4,859
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	2,400	4,604
Shaanxi International Trust Co. Ltd.	Capital Markets	600	305
Shandong Chenming Paper Holdings Ltd., A	Paper & Forest Products	600	683
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	3,000	1,347
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	2,500	1,196
Shandong Denghai Seeds Co. Ltd.	Food Products	300	1,217
[b] Shandong Gold Mining Co. Ltd., 144A	Metals & Mining	3,000	5,133

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Shandong Gold Mining Co. Ltd., A	Metals & Mining	1,200	3,551
Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	900	730
Shandong Himile Mechanical Science & Technology Co. Ltd.	Machinery	300	1,310
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	600	2,953
Shandong Humon Smelting Co. Ltd.	Metals & Mining	300	552
Shandong Linglong Tyre Co. Ltd., A	Auto Components	300	1,724
Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	4,200	3,111
Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	300	2,071
Shandong Publishing & Media Co. Ltd., A	Media	600	580
Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	600	1,084
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	10,100	12,605
[a] Shanghai 2345 Network Holding Group Co. Ltd.	Software	900	331
Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	300	319
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	1,200	1,056
Shanghai Bairun Investment Holding Group Co. Ltd.	Beverages	280	2,634
Shanghai Baosight Software Co. Ltd., A	Software	300	2,870
Shanghai Baosight Software Co. Ltd., B	Software	1,740	8,399
Shanghai Construction Group Co. Ltd., A	Construction & Engineering	2,100	1,189
Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	600	358
Shanghai Electric Group Co. Ltd., A	Electrical Equipment	3,300	2,522
Shanghai Electric Group Co. Ltd., H	Electrical Equipment	12,000	3,663
	Independent Power and Renewable
Shanghai Electric Power Co. Ltd., A	Electricity Producers	900	1,814
Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	300	594
Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	600	4,618
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	2,500	11,015
Shanghai Huayi Group Co. Ltd., B	Chemicals	600	441
[a] Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	600	4,405
Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	3,000	2,585
Shanghai Jahwa United Co. Ltd., A	Personal Products	300	1,906
Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	600	1,176
Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	300	2,765
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	1,500	1,359
[a,b] Shanghai Junshi Biosciences Co. Ltd., H, 144A	Biotechnology	800	5,952
Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	720	1,684
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	600	1,025
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	5,180	4,719
Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	300	3,043
Shanghai Mechanical and Electrical Industry Co. Ltd., A	Machinery	300	751
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	1,200	1,637
Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	600	1,875
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	3,800	7,204
Shanghai Pudong Development Bank Co. Ltd., A	Banks	9,000	12,073
Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	220	5,557
Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	1,500	1,609
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	2,700	778
Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	1,200	619
Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	1,200	1,015
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	1,200	1,082
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	900	1,458
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	300	710
[a] Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	3,300	941
[a] Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	3,340
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	900	1,601
Shanxi Securities Co. Ltd.	Capital Markets	720	747
Shanxi Taigang Stainless Steel Co. Ltd., A	Metals & Mining	1,800	1,993
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	400	19,863
Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	1,080	1,405
Shanying International Holding Co. Ltd., A	Paper & Forest Products	900	466
Shenghe Resources Holding Co. Ltd., A	Metals & Mining	600	1,851
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	600	2,222
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	7,200	5,797
[b,d] Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	7,200	1,755

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	300	777
Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	300	301
[a] Shenzhen Airport Co. Ltd.	Transportation Infrastructure	600	691
	Electronic Equipment, Instruments &
Shenzhen Aisidi Co. Ltd.	Components	300	537
Shenzhen Capchem Technology Co. Ltd., A	Chemicals	100	1,777
	Independent Power and Renewable
Shenzhen Energy Group Co. Ltd.	Electricity Producers	1,580	2,013
	Electronic Equipment, Instruments &
Shenzhen Everwin Precision Technology Co. Ltd.	Components	360	1,123
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	3,874
Shenzhen Gas Corporation Ltd., A	Gas Utilities	900	1,250
[b] Shenzhen Hepalink Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	500	522
Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	300	813
Shenzhen Infogem Technologies Co. Ltd., A	Software	300	723
Shenzhen Inovance Technology Co. Ltd.	Machinery	900	9,709
Shenzhen International Holdings Ltd.	Transportation Infrastructure	4,500	4,675
Shenzhen Investment Ltd.	Real Estate Management & Development	10,000	2,155
Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	300	714
	Technology Hardware, Storage &
Shenzhen Kaifa Technology Co. Ltd.	Peripherals	300	747
Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	200	3,099
Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	300	676
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	300	17,965
[a] Shenzhen MTC Co. Ltd.	Household Durables	1,800	1,376
Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	2,100	2,325
[a] Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	300	1,289
	Semiconductors & Semiconductor
Shenzhen SC New Energy Technology Corp., A	Equipment	100	1,797
Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	300	1,195
	Technology Hardware, Storage &
Shenzhen Transsion Holdings Co. Ltd., A	Peripherals	246	6,070
Shenzhen YUTO Packaging Technology Co. Ltd.	Containers & Packaging	300	1,589
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	900	695
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,300	63,449
[a] Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	300	326
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A	Pharmaceuticals	420	1,295
Shimao Group Holdings Ltd.	Real Estate Management & Development	6,500	4,252
[b] Shimao Services Holdings Ltd., 144A	Real Estate Management & Development	3,000	2,086
Shui On Land Ltd.	Real Estate Management & Development	15,500	2,088
[a] Siasun Robot & Automation Co. Ltd.	Machinery	300	527
	Independent Power and Renewable
Sichuan Chuantou Energy Co Ltd., A	Electricity Producers	1,200	2,359
[a] Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	1,800	965
Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	300	893
[a] Sichuan Languang Development Co. Ltd., A	Real Estate Management & Development	300	96
Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	1,500	2,840
Sichuan Swellfun Co. Ltd., A	Beverages	200	3,774
Sieyuan Electric Co. Ltd.	Electrical Equipment	300	2,322
	Semiconductors & Semiconductor
Silergy Corp.	Equipment	300	54,487
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	12,000	2,801
Sinolink Securities Co. Ltd., A	Capital Markets	900	1,604
Sinoma International Engineering Co.	Construction & Engineering	300	539
Sinoma Science & Technology Co. Ltd.	Chemicals	600	3,210
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	6,500	3,210
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	12,000	1,000
[a] Sinopec Oilfield Service Corp., A	Energy Equipment & Services	900	303
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	1,200	787
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	16,000	3,674
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	5,600	12,182
Sinotrans Ltd., A	Air Freight & Logistics	1,500	1,057
Sinotrans Ltd., H	Air Freight & Logistics	9,000	2,886
Sinotruk Hong Kong Ltd.	Machinery	3,000	4,618

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

SITC International Holdings Co. Ltd.	Marine	5,000	18,086
Skshu Paint Co. Ltd., A	Chemicals	100	2,188
[b] Smoore International Holdings Ltd., 144A	Tobacco	8,000	40,789
[a] Soho China Ltd.	Real Estate Management & Development	8,000	1,765
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	600	1,351
SooChow Securities Co. Ltd., A	Capital Markets	1,586	2,210
Southwest Securities Co. Ltd., A	Capital Markets	2,100	1,747
[a] STO Express Co. Ltd.	Air Freight & Logistics	300	429
Sun Art Retail Group Ltd.	Food & Staples Retailing	6,500	2,610
Sunac China Holdings Ltd.	Real Estate Management & Development	12,000	18,132
[a,b] Sunac Services Holdings Ltd., 144A	Real Estate Management & Development	3,000	3,059
Sungrow Power Supply Co. Ltd.	Electrical Equipment	500	11,464
[a] Suning Universal Co. Ltd.	Real Estate Management & Development	1,500	1,111
[a] Suning.com Co. Ltd.	Specialty Retail	2,400	1,555
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	2,900	91,728
Sunwoda Electronic Co. Ltd., A	Electrical Equipment	600	3,978
Suofeiya Home Collection Co. Ltd.	Household Durables	300	1,047
	Electronic Equipment, Instruments &
Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Components	600	2,557
Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	600	574
Taiji Computer Corp. Ltd., A	IT Services	300	1,299
[a,c] TAL Education Group, ADR	Diversified Consumer Services	2,010	7,899
Tangshan Jidong Cement Co. Ltd.	Construction Materials	300	564
TangShan Port Group Co. Ltd., A	Transportation Infrastructure	1,200	519
Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	600	821
TBEA Co. Ltd., A	Electrical Equipment	1,200	3,995
TCL Corp.	Household Durables	4,800	4,657
Tencent Holdings Ltd.	Interactive Media & Services	26,300	1,540,967
[a] Tencent Music Entertainment Group, ADR	Entertainment	2,514	17,221
The People's Insurance Co. Group of China Ltd., H	Insurance	37,000	11,200
Thunder Software Technology Co. Ltd.	Software	100	2,177
Tian Di Science & Technology Co. Ltd., A	Machinery	1,200	827
Tianfeng Securities Co. Ltd., A	Capital Markets	2,940	1,872
Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	1,500	1,847
	Semiconductors & Semiconductor
Tianjin Zhonghuan Semiconductor Co. Ltd.	Equipment	900	5,909
	Electronic Equipment, Instruments &
Tianma Microelectronics Co. Ltd.	Components	700	1,433
Tianshan Aluminum Group Co. Ltd., A	Machinery	600	769
	Semiconductors & Semiconductor
Tianshui Huatian Technology Co. Ltd., A	Equipment	900	1,799
Tibet Summit Resources Co. Ltd., A	Metals & Mining	300	1,777
Times China Holdings Ltd.	Real Estate Management & Development	3,000	1,451
Tingyi Cayman Islands Holding Corp.	Food Products	8,000	16,439
[a,d] Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	3,600	6,668
	Semiconductors & Semiconductor
TongFu Microelectronics Co. Ltd., A	Equipment	300	917
Tongkun Group Co. Ltd., A	Chemicals	600	1,998
Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	2,400	1,313
Tongwei Co. Ltd., A	Food Products	1,200	8,484
[a] Topchoice Medical Investment Corp., A	Health Care Providers & Services	100	3,129
[b] Topsports International Holdings Ltd., 144A	Specialty Retail	8,000	8,096
Towngas China Co. Ltd.	Gas Utilities	5,000	4,348
TravelSky Technology Ltd., H	IT Services	4,000	6,731
[a] Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	2,346	57,759
Tsingtao Brewery Co. Ltd., A	Beverages	200	3,114
Tsingtao Brewery Co. Ltd., H	Beverages	2,400	22,472
[a,c] Tuya Inc., ADR	Software	894	5,588
Uni-President China Holdings Ltd.	Food Products	5,000	4,848
	Semiconductors & Semiconductor
Unigroup Guoxin Microelectronics Co. Ltd.	Equipment	200	7,077
	Electronic Equipment, Instruments &
Unisplendour Corp. Ltd.	Components	460	1,653

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Electronic Equipment, Instruments &
Universal Scientific Industrial Shanghai Co. Ltd., A	Components	300	758
Valiant Co. Ltd., A	Chemicals	300	1,115
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	1,959	16,456
Walvax Biotechnology Co. Ltd.	Biotechnology	600	5,303
Wangsu Science & Technology Co. Ltd.	IT Services	600	631
Wanhua Chemical Group Co. Ltd., A	Chemicals	1,000	15,883
Want Want China Holdings Ltd.	Food Products	24,000	22,041
Wanxiang Qianchao Co. Ltd.	Auto Components	1,200	1,202
[a] Weibo Corp., ADR	Interactive Media & Services	249	7,714
Weichai Power Co. Ltd., A	Machinery	2,100	5,908
Weichai Power Co. Ltd., H	Machinery	9,000	17,616
Weifu High-Technology Co. Ltd., B	Auto Components	600	1,164
Weifu High-Technology Group Co. Ltd., A	Auto Components	300	1,016
Weihai Guangwei Composites Co. Ltd., A	Chemicals	100	1,329
[a] Wens Foodstuffs Group Co. Ltd.	Food Products	600	1,817
Western Securities Co. Ltd.	Capital Markets	1,500	1,904
Western Superconducting Technologies Co. Ltd., A	Metals & Mining	135	2,058
	Electronic Equipment, Instruments &
Westone Information Industry Inc.	Components	300	2,639
	Semiconductors & Semiconductor
Will Semiconductor Ltd., A	Equipment	200	9,774
	Electronic Equipment, Instruments &
Wingtech Technology Co. Ltd., A	Components	400	8,133
Winning Health Technology Group Co. Ltd.	Health Care Technology	600	1,581
Wolong Electric Group Co. Ltd., A	Electrical Equipment	300	863
Wuchan Zhongda Group Co. Ltd., A	Distributors	900	838
	Electronic Equipment, Instruments &
Wuhan Guide Infrared Co. Ltd.	Components	616	2,345
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	300	1,275
Wuliangye Yibin Co. Ltd., A	Beverages	1,200	42,018
	Electronic Equipment, Instruments &
WUS Printed Circuit Kunshan Co. Ltd.	Components	600	1,564
[b] WuXi AppTec Co. Ltd., 144A	Life Sciences Tools & Services	1,440	24,935
WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	300	5,594
[a,b] WuXi Biologics (Cayman) Inc., 144A	Life Sciences Tools & Services	14,500	172,130
	Electronic Equipment, Instruments &
Wuxi Lead Intelligent Equipment Co. Ltd.	Components	280	3,275
Wuxi Shangji Automation Co. Ltd., A	Machinery	100	2,626
XCMG Construction Machinery Co. Ltd.	Machinery	2,100	1,978
Xiamen C & D Inc., A	Trading Companies & Distributors	900	1,284
Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	600	680
	Electronic Equipment, Instruments &
Xiamen Meiya Pico Information Co. Ltd.	Components	300	811
Xiamen Tungsten Co. Ltd., A	Metals & Mining	300	1,068
[a] Xian International Medical Investment Co. Ltd., A	Health Care Providers & Services	900	1,561
Xiangcai Co. Ltd., A	Real Estate Management & Development	600	955
	Technology Hardware, Storage &
[a,b] Xiaomi Corp., B, 144A	Peripherals	58,200	141,090
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	2,000	1,516
Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	900	2,331
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	3,000	5,857
Xinjiang Zhongtai Chemical Co. Ltd., A	Chemicals	900	1,350
Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	1,500	1,021
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	18,000	30,522
[a] XPeng Inc., ADR	Automobiles	2,148	108,109
Xuji Electric Co. Ltd., A	Electrical Equipment	300	1,231
[b,d] Yadea Group Holdings Ltd., 144A, Reg S	Automobiles	4,000	7,799
Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	900	1,677
Yango Group Co. Ltd.	Real Estate Management & Development	1,800	855
[b,d] Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., 144A, Reg S	Communications Equipment	1,000	1,660
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	9,600	9,542

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	900	1,603
Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	140	703
Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	300	1,887
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	300	1,110
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	15,905
[a] Yatsen Holding Ltd., ADR	Personal Products	311	669
Yealink Network Technology Corp. Ltd., A	Communications Equipment	200	2,562
Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	300	831
Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	260	2,253
[a] Yihai International Holding Ltd.	Food Products	2,000	9,248
Yihai Kerry Arawana Holdings Co. Ltd., A	Food Products	400	3,958
Yintai Gold Co. Ltd., A	Metals & Mining	600	828
Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	3,000	1,911
Yonyou Network Technology Co. Ltd., A	Software	1,080	6,094
Youngor Group Co. Ltd., A	Real Estate Management & Development	1,500	1,625
YTO Express Group Co. Ltd., A	Air Freight & Logistics	900	2,361
[a] Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	300	1,097
Yuexiu Property Co. Ltd.	Real Estate Management & Development	6,000	5,287
Yunda Holding Co. Ltd., A	Air Freight & Logistics	300	965
[a] Yunnan Aluminium Co. Ltd.	Metals & Mining	900	1,581
Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	400	6,583
Yunnan Copper Co. Ltd.	Metals & Mining	600	1,262
Yunnan Energy New Material Co. Ltd.	Containers & Packaging	200	7,875
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	200	1,211
[a] Yunnan Tin Co. Ltd.	Metals & Mining	500	1,536
[a] Zai Lab Ltd., ADR	Biotechnology	262	16,467
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.	Pharmaceuticals	200	13,749
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	4,500	3,844
Zhefu Holding Group Co. Ltd.	Electrical Equipment	1,800	2,015
[a] Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	2,400	3,167
Zhejiang China Commodities City Group Co. Ltd., A	Real Estate Management & Development	1,800	1,373
Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	400	3,390
	Electronic Equipment, Instruments &
Zhejiang Crystal-Optech Co. Ltd.	Components	180	492
	Electronic Equipment, Instruments &
Zhejiang Dahua Technology Co. Ltd.	Components	900	3,323
Zhejiang Dingli Machinery Co. Ltd.	Machinery	100	1,262
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	6,000	5,349
Zhejiang Hailiang Co. Ltd.	Metals & Mining	300	586
Zhejiang Hisoar Pharmaceutical Co. Ltd., A	Pharmaceuticals	300	389
Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	300	319
Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	300	1,022
Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	400	6,939
	Semiconductors & Semiconductor
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Equipment	400	4,372
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A	Pharmaceuticals	300	2,654
Zhejiang Juhua Co. Ltd., A	Chemicals	900	1,827
Zhejiang Longsheng Group Co. Ltd., A	Chemicals	1,200	2,383
Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	300	806
Zhejiang NHU Co. Ltd.	Pharmaceuticals	720	3,524
Zhejiang Runtu Co. Ltd.	Chemicals	300	452
Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	1,240	4,933
Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	520	3,273
Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	300	365
Zhejiang Supor Co. Ltd.	Household Durables	200	1,958
Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	300	259
Zhejiang Wanliyang Co. Ltd.	Machinery	300	695
Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	600	2,295
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	1,802
Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	300	353
[a] Zhejiang Yongtai Technology Co. Ltd., A	Chemicals	300	2,416
Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	300	547
Zheshang Securities Co. Ltd., A	Capital Markets	300	622
[a] Zhihu Inc., ADR	Interactive Media & Services	249	1,379

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a,b,d] ZhongAn Online P & C Insurance Co. Ltd., 144A, Reg S	Insurance	1,500	5,214
Zhongji Innolight Co. Ltd.	Communications Equipment	300	2,005
Zhongshan Public Utilities Group Co. Ltd., A	Water Utilities	600	835
Zhongsheng Group Holdings Ltd.	Specialty Retail	3,000	23,396
Zhongtai Securities Co. Ltd., A	Capital Markets	900	1,411
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	2,300	13,320
Zhuzhou Kibing Group Co. Ltd., A	Building Products	600	1,613
Zijin Mining Group Co. Ltd., A	Metals & Mining	6,000	9,152
Zijin Mining Group Co. Ltd., H	Metals & Mining	26,000	30,948
Zoomlion Heavy Industry Science and Technology Co. Ltd., A	Machinery	2,400	2,706
Zoomlion Heavy Industry Science and Technology Development Co.
Ltd., H	Machinery	6,600	4,157
ZTE Corp.	Communications Equipment	1,200	6,322
ZTE Corp., H	Communications Equipment	3,400	9,311
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	540	15,239
			10,968,041
Hong Kong 7.6%
AIA Group Ltd.	Insurance	53,200	536,347
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	20,000	16,905
[a] Alibaba Pictures Group Ltd.	Entertainment	60,000	5,464
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	1,400	15,129
Beijing Enterprises Water Group Ltd.	Water Utilities	24,000	9,328
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	12,000	7,557
Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure	2,000	3,566
[a] Cathay Pacific Airways Ltd.	Airlines	4,000	3,278
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	9,000	4,606
China Everbright Environment Group Ltd.	Commercial Services & Supplies	16,000	12,847
China Everbright Ltd.	Capital Markets	4,000	4,782
China Gas Holdings Ltd.	Gas Utilities	13,200	27,428
[a] China Mengniu Dairy Co. Ltd.	Food Products	13,000	73,702
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	19,000	12,795
China Resources Beer Holdings Co. Ltd.	Beverages	6,900	56,509
China Resources Gas Group Ltd.	Gas Utilities	4,000	22,600
China Resources Land Ltd.	Real Estate Management & Development	11,500	48,382
China State Construction International Holdings Ltd.	Construction & Engineering	8,000	9,943
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	10,000	6,631
CK Asset Holdings Ltd.	Real Estate Management & Development	8,900	56,108
CK Infrastructure Holdings Ltd.	Electric Utilities	2,500	15,921
CLP Holdings Ltd.	Electric Utilities	7,300	73,737
COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	8,000	6,947
Dah Sing Banking Group Ltd.	Banks	2,000	1,709
Dah Sing Financial Group	Banks	800	2,422
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,300	3,718
Far East Horizon Ltd.	Diversified Financial Services	10,000	8,876
Geely Automobile Holdings Ltd.	Automobiles	23,000	62,837
Guangdong Investment Ltd.	Water Utilities	12,000	15,253
Guotai Junan International holdings Ltd.	Capital Markets	11,000	1,524
Haitong International Securities Group Ltd.	Capital Markets	12,000	2,586
Hang Lung Group Ltd.	Real Estate Management & Development	4,000	8,548
Hang Lung Properties Ltd.	Real Estate Management & Development	9,000	18,516
Hang Seng Bank Ltd.	Banks	3,200	58,571
Health & Happiness H&H International Holdings Ltd.	Food Products	500	775
Henderson Land Development Co. Ltd.	Real Estate Management & Development	6,000	25,551
Hong Kong and China Gas Co. Ltd.	Gas Utilities	48,000	74,743
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	5,600	327,109
Hongkong Land Holdings Ltd.	Real Estate Management & Development	5,100	26,520
Huabao International Holdings Ltd.	Chemicals	4,000	7,388
Hutchison Port Holdings Trust	Transportation Infrastructure	22,500	5,063
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	6,000	962
Hysan Development Co. Ltd.	Real Estate Management & Development	3,000	9,274

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Jardine Matheson Holdings Ltd.	Industrial Conglomerates	900	49,509
Jiayuan International Group Ltd.	Real Estate Management & Development	4,000	1,349
Johnson Electric Holdings Ltd.	Auto Components	1,500	3,178
Kerry Properties Ltd.	Real Estate Management & Development	2,500	6,510
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	4,500	7,654
Kunlun Energy Co. Ltd.	Gas Utilities	16,000	15,002
[a] Lifestyle International Holdings Ltd.	Multiline Retail	2,500	1,376
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	9,000	79,249
Man Wah Holdings Ltd.	Household Durables	6,800	10,536
[a] Melco International Development Ltd.	Hotels, Restaurants & Leisure	3,000	3,659
MTR Corp. Ltd.	Road & Rail	6,500	34,892
New World Development Co. Ltd.	Real Estate Management & Development	6,500	25,721
NWS Holdings Ltd.	Industrial Conglomerates	6,000	5,626
PCCW Ltd.	Diversified Telecommunication Services	19,341	9,799
Power Assets Holdings Ltd.	Electric Utilities	6,000	37,402
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	2,914
Shougang Fushan Resources Group Ltd.	Metals & Mining	16,000	5,418
[a] Shun Tak Holdings Ltd.	Industrial Conglomerates	8,000	2,206
Sino Biopharmaceutical Ltd.	Pharmaceuticals	42,000	29,414
Sino Land Co. Ltd.	Real Estate Management & Development	15,000	18,682
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	6,000	72,804
Swire Pacific Ltd., A	Real Estate Management & Development	2,000	11,377
Swire Pacific Ltd., B	Real Estate Management & Development	2,500	2,450
Swire Properties Ltd.	Real Estate Management & Development	4,800	12,030
Techtronic Industries Co. Ltd.	Machinery	5,500	109,488
The Bank of East Asia Ltd.	Banks	5,600	8,045
The Wharf Holdings Ltd.	Real Estate Management & Development	6,000	18,432
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	36,000	3,001
Vinda International Holdings Ltd.	Household Products	1,000	2,437
Vitasoy International Holdings Ltd.	Food Products	4,000	8,076
VTech Holdings Ltd.	Communications Equipment	700	5,481
[b] WH Group Ltd., 144A	Food Products	34,494	21,635
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	7,000	35,555
Xinyi Glass Holdings Ltd.	Building Products	9,000	22,511
[a] Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	5,018
			2,380,893
India 15.2%
[a] 3M India Ltd.	Industrial Conglomerates	12	4,094
Aarti Industries Ltd.	Chemicals	852	11,514
ABB India Ltd.	Electrical Equipment	231	6,941
ACC Ltd.	Construction Materials	366	10,910
Adani Enterprises Ltd.	Trading Companies & Distributors	1,143	26,285
	Independent Power and Renewable
[a] Adani Green Energy Ltd.	Electricity Producers	1,713	30,654
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	3,354	32,951
	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	4,215	5,653
Adani Total Gas Ltd	Gas Utilities	1,206	27,934
[a] Adani Transmission Ltd.	Electric Utilities	1,083	25,363
[a] Aditya Birla Capital Ltd.	Diversified Financial Services	2,059	3,432
Alkem Laboratories Ltd.	Pharmaceuticals	111	5,412
Ambuja Cements Ltd.	Construction Materials	3,090	15,692
Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	432	29,135
Ashok Leyland Ltd.	Machinery	6,060	9,982
Asian Paints Ltd.	Chemicals	1,989	90,518
Astral Poly Technik Ltd.	Building Products	375	11,511
[a,b] AU Small Finance Bank Ltd., 144A	Banks	654	9,119
Aurobindo Pharma Ltd.	Pharmaceuticals	1,128	11,143
[a,b] Avenue Supermarts Ltd., 144A	Food & Staples Retailing	654	41,099
[a] Axis Bank Ltd.	Banks	9,921	90,561
Bajaj Auto Ltd.	Automobiles	297	12,982

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Bajaj Finance Ltd.	Consumer Finance	1,026	96,303
Bajaj Finserv Ltd.	Diversified Financial Services	168	37,078
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	120	8,769
Balkrishna Industries Ltd.	Auto Components	357	11,158
[b] Bandhan Bank Ltd, 144A	Banks	3,558	12,095
[a] Bank of Baroda	Banks	4,861	5,359
[a] Bank of India	Banks	1,458	1,008
Bata India Ltd.	Textiles, Apparel & Luxury Goods	276	6,949
Bayer Cropscience Ltd.	Chemicals	60	4,008
Berger Paints India Ltd.	Chemicals	1,035	10,745
Bharat Electronics Ltd.	Aerospace & Defense	4,671	13,193
Bharat Forge Ltd.	Auto Components	1,062	9,970
[a] Bharat Heavy Electricals Ltd.	Electrical Equipment	5,592	4,435
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	4,383	22,727
[a] Bharti Airtel Ltd.	Wireless Telecommunication Services	9,987	91,869
Bharti Infratel Ltd.	Diversified Telecommunication Services	5,610	18,739
[a] Biocon Ltd.	Biotechnology	2,031	9,963
Bosch Ltd.	Auto Components	39	9,087
Britannia Industries Ltd.	Food Products	519	25,177
Cadila Healthcare Ltd.	Pharmaceuticals	1,140	7,410
[a] Canara Bank Ltd.	Banks	1,386	3,728
Castrol India Ltd.	Chemicals	2,112	3,489
Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	1,782	12,475
Cipla Ltd.	Pharmaceuticals	2,217	28,157
Coal India Ltd.	Oil, Gas & Consumable Fuels	8,262	16,233
Colgate-Palmolive (India) Ltd.	Personal Products	588	11,717
Container Corp. of India Ltd.	Road & Rail	1,251	10,342
Coromandel International Ltd.	Chemicals	474	4,821
Cummins India Ltd.	Machinery	609	7,716
Dabur India Ltd.	Personal Products	2,283	17,815
Dalmia Bharat Ltd.	Construction Materials	372	9,248
Divi's Laboratories Ltd.	Life Sciences Tools & Services	564	35,494
DLF Ltd.	Real Estate Management & Development	2,646	13,898
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	525	34,656
Eicher Motors Ltd.	Automobiles	600	20,921
Emami Ltd.	Personal Products	930	6,493
	Equity Real Estate Investment Trusts
Embassy Office Parks REIT	(REITs)	2,200	10,052
Exide Industries Ltd.	Auto Components	2,179	4,935
Federal Bank Ltd.	Banks	6,876	7,677
GAIL India Ltd.	Gas Utilities	7,653	13,301
[a,b] General Insurance Corp. of India, 144A	Insurance	444	841
Gillette India Ltd.	Personal Products	30	2,123
GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	201	4,750
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	711	5,055
[a] GMR Infrastructure Ltd.	Transportation Infrastructure	10,197	6,276
[a] Godrej Consumer Products Ltd.	Personal Products	1,575	20,517
[a] Godrej Industries Ltd.	Industrial Conglomerates	360	3,043
[a] Godrej Properties Ltd.	Real Estate Management & Development	378	9,518
Grasim Industries Ltd.	Construction Materials	1,680	36,663
Gujarat Gas Ltd.	Gas Utilities	882	7,533
Havell's India Ltd.	Electrical Equipment	1,065	20,015
HCL Technologies Ltd.	IT Services	4,788	84,964
[b,d] HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets	240	7,897
[b] HDFC Life Insurance Co. Ltd., 144A	Insurance	4,080	35,651
Hero Motocorp Ltd.	Automobiles	564	18,680
Hindalco Industries Ltd.	Metals & Mining	6,192	39,612
Hindustan Aeronautics Ltd.	Aerospace & Defense	165	2,687
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,964	11,657
Hindustan Unilever Ltd.	Household Products	3,885	123,348
Hindustan Zinc Ltd.	Metals & Mining	1,035	4,411
	Electronic Equipment, Instruments &
Honeywell Automation India Ltd.	Components	10	5,673
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	7,662	266,593

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

ICICI Bank Ltd.	Banks	6,870	68,404
[b,d] ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance	1,056	19,906
[b,d] ICICI Prudential Life Insurance Co. Ltd., 144A, Reg S	Insurance	1,530	11,543
[a] IDFC First Bank Ltd.	Banks	12,807	8,330
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	1,551	4,549
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	11,976	17,963
Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies	1,155	12,923
[b] Indian Railway Finance Corp. Ltd., 144A	Diversified Financial Services	8,202	2,521
Indraprastha Gas Ltd.	Gas Utilities	1,578	9,986
Info Edge India Ltd.	Interactive Media & Services	333	24,982
Infosys Ltd.	IT Services	15,588	395,856
[a,b,d] InterGlobe Aviation Ltd., 144A, Reg S	Airlines	429	11,644
IPCA Laboratories Ltd.	Pharmaceuticals	297	8,657
ITC Ltd.	Tobacco	13,011	38,165
[a] Jindal Steel & Power Ltd.	Metals & Mining	1,782	9,044
	Independent Power and Renewable
JSW Energy Ltd.	Electricity Producers	1,740	7,034
JSW Steel Ltd.	Metals & Mining	4,401	38,835
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	312	15,073
Kansai Nerolac Paints Ltd.	Chemicals	579	4,605
[a] L&T Finance Holdings Ltd.	Diversified Financial Services	3,855	4,029
[b] L&T Technology Services Ltd., 144A	Professional Services	114	8,586
[b,d] Larsen & Toubro Infotech Ltd.,, 144A, Reg S	IT Services	192	18,938
Larsen & Toubro Ltd.	Construction & Engineering	3,006	76,667
[b] Laurus Labs Ltd., 144A	Pharmaceuticals	1,629	11,810
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	1,356	6,743
Lupin Ltd.	Pharmaceuticals	1,053	13,468
[a] Macrotech Developers Ltd.	Real Estate Management & Development	228	3,784
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	2,742	5,494
Mahindra & Mahindra Ltd.	Automobiles	4,050	45,610
[a] Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	669	388
Marico Ltd.	Personal Products	2,265	15,620
Maruti Suzuki India Ltd.	Automobiles	585	58,444
[a] Max Financial Services Ltd.	Insurance	1,089	14,362
Mindtree Ltd.	IT Services	192	12,346
Motherson Sumi Systems Ltd.	Auto Components	5,199	15,618
Mphasis Ltd.	IT Services	387	17,684
MRF Ltd.	Auto Components	12	11,839
Muthoot Finance Ltd.	Consumer Finance	432	8,692
Nestle India Ltd.	Food Products	159	42,149
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	9,912	4,127
[b] Nippon Life India Asset Management Ltd., 144A	Capital Markets	678	3,209
NMDC Ltd.	Metals & Mining	3,432	6,154
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	19,320	32,332
[a] Oberoi Realty Ltd.	Real Estate Management & Development	486	5,634
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	13,146	25,183
Oil India Ltd.	Oil, Gas & Consumable Fuels	1,317	3,524
Oracle Financial Services Software Ltd.	Software	102	5,435
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	25	13,594
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	3,315	9,650
PI Industries Ltd.	Chemicals	312	12,735
Pidilite Industries Ltd.	Chemicals	660	21,866
Piramal Enterprises Ltd.	Diversified Financial Services	543	19,313
Polycab India Ltd.	Electrical Equipment	114	3,783
Power Finance Corp. Ltd.	Diversified Financial Services	5,332	8,590
Power Grid Corp. of India Ltd.	Electric Utilities	13,827	38,020
[a] Punjab National Bank Ltd.	Banks	4,809	2,413
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	591	5,863
[a,b,d] RBL Bank Ltd., 144A, Reg S	Banks	2,040	3,489
REC Ltd.	Diversified Financial Services	4,215	7,587
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	14,406	458,940
[a] SBI Cards & Payment Services Ltd.	Consumer Finance	1,266	15,807

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[b] SBI Life Insurance Co. Ltd., 144A	Insurance	1,830	29,443
Shree Cement Ltd.	Construction Materials	60	21,783
Shriram Transport Finance Co. Ltd.	Consumer Finance	885	14,489
Siemens Ltd.	Industrial Conglomerates	384	12,198
[a,b] Sona Blw Precision Forgings Ltd., 144A	Auto Components	786	7,862
SRF Ltd.	Chemicals	612	19,925
State Bank of India	Banks	7,878	48,798
Steel Authority of India Ltd.	Metals & Mining	4,557	6,572
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	4,809	54,711
Sun TV Network Ltd.	Media	375	2,523
Sundaram Finance Ltd.	Consumer Finance	303	9,324
Tata Communications Ltd.	Diversified Telecommunication Services	510	10,047
Tata Consultancy Services Ltd.	IT Services	4,554	229,021
Tata Consumer Products Ltd.	Food Products	2,631	26,313
[a] Tata Motors Ltd.	Automobiles	8,127	52,740
[a] Tata Motors Ltd., A	Automobiles	1,746	5,622
Tata Power Co. Ltd.	Electric Utilities	8,922	26,519
Tata Steel Ltd.	Metals & Mining	3,522	52,660
Tech Mahindra Ltd.	IT Services	2,661	64,096
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,836	62,300
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	216	9,526
Torrent Power Ltd.	Electric Utilities	987	7,350
Trent Ltd.	Multiline Retail	825	11,820
TVS Motor Co. Ltd.	Automobiles	837	7,060
UltraTech Cement Ltd.	Construction Materials	504	51,468
[a] Union Bank of India Ltd.	Banks	1,926	1,124
United Breweries Ltd.	Beverages	309	6,593
[a] United Spirits Ltd.	Beverages	1,281	15,479
UPL Ltd.	Chemicals	2,316	23,277
Varun Beverages Ltd.	Beverages	576	6,883
Vedanta Ltd.	Metals & Mining	5,331	24,469
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	37,110	7,663
Voltas Ltd.	Construction & Engineering	990	16,237
Whirlpool of India Ltd.	Household Durables	135	3,199
Wipro Ltd.	IT Services	5,565	53,553
[a] Yes Bank Ltd.	Banks	4,442	819
Zee Entertainment Enterprises Ltd.	Media	3,657	15,782
[a] Zomato Ltd.	Internet & Direct Marketing Retail	6,000	11,090
			4,749,479
Indonesia 1.6%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	57,900	9,140
Astra Agro Lestari Tbk PT	Food Products	2,100	1,400
Astra International Tbk PT	Automobiles	88,500	35,394
Bank Central Asia Tbk PT	Banks	211,200	108,175
[e] Bank Danamon Indonesia Tbk PT	Banks	3,600	594
Bank Mandiri Persero Tbk PT	Banks	81,300	40,072
Bank Negara Indonesia Persero Tbk PT	Banks	31,800	15,060
Bank Rakyat Indonesia Persero Tbk PT	Banks	284,100	81,926
[a] Bank Syariah Indonesia Tbk PT	Banks	12,600	1,574
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	17,400	3,308
[a] Bumi Serpong Damai Tbk PT	Real Estate Management & Development	37,800	2,679
Charoen Pokphand Indonesia Tbk PT	Food Products	33,000	13,777
First Pacific Co. Ltd.	Food Products	10,000	3,681
Gudang Garam Tbk PT	Tobacco	2,100	4,509
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	42,600	2,884
Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	12,000	6,588
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	7,800	6,622
Indofood CBP Sukses Makmur Tbk PT	Food Products	10,200	6,226
Indofood Sukses Makmur Tbk PT	Food Products	19,800	8,787
[a] Jasa Marga Persero Tbk PT	Transportation Infrastructure	9,600	2,620
Kalbe Farma Tbk PT	Pharmaceuticals	79,200	8,974
Mayora Indah Tbk PT	Food Products	16,800	2,405
Media Nusantara Citra Tbk PT	Media	28,500	1,800

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] Perusahaan Gas Negara Tbk PT	Gas Utilities	47,700	4,602
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	204,300	57,911
PT Barito Pacific Tbk	Chemicals	113,400	6,803
PT XL Axiata Tbk	Wireless Telecommunication Services	16,200	3,603
Sarana Menara Nusantara Tbk PT	Diversified Telecommunication Services	114,600	9,046
Semen Indonesia (Persero) Tbk PT	Construction Materials	13,500	6,867
[a] Smartfren Telecom Tbk PT	Wireless Telecommunication Services	436,255	2,663
[a] Surya Citra Media Tbk PT	Media	120,000	2,745
Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	43,500	9,004
Unilever Indonesia Tbk PT	Household Products	25,500	7,353
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	6,800	10,568
Vale Indonesia Tbk PT	Metals & Mining	9,000	2,955
			492,315
Italy 0.0%†
Prada SpA	Textiles, Apparel & Luxury Goods	2,300	14,721
Luxembourg 0.0%†
L'Occitane International SA	Personal Products	2,000	8,094
Macau 0.3%
[a] Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	9,900	51,301
[a] Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	6,000	477
[a] MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	3,600	2,184
[a] Sands China Ltd.	Hotels, Restaurants & Leisure	10,800	25,157
[a] SJM Holdings Ltd.	Hotels, Restaurants & Leisure	8,000	5,387
[a] Wynn Macau Ltd.	Hotels, Restaurants & Leisure	6,400	5,229
			89,735
Malaysia 1.9%
[a] AirAsia Group Bhd	Airlines	5,400	1,024
Alliance Bank Malaysia Bhd.	Banks	5,100	3,501
[a] AMMB Holdings Bhd.	Banks	8,300	6,316
Astro Malaysia Holdings Bhd.	Media	5,100	1,163
Axiata Group Bhd.	Wireless Telecommunication Services	19,500	19,472
British American Tobacco Malaysia Bhd.	Tobacco	600	2,013
CIMB Group Holdings Bhd.	Banks	30,600	40,031
Dialog Group Bhd.	Energy Equipment & Services	20,500	12,893
Digi.com Bhd.	Wireless Telecommunication Services	16,500	17,268
FGV Holdings Bhd.	Food Products	4,200	1,492
Fraser & Neave Holdings Bhd.	Beverages	500	2,969
[a] Gamuda Bhd.	Construction & Engineering	10,200	7,100
Genting Bhd.	Hotels, Restaurants & Leisure	10,200	11,434
Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	12,500	8,641
HAP Seng Consolidated Bhd.	Industrial Conglomerates	3,000	5,545
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	6,800	9,353
Hong Leong Bank Bhd.	Banks	2,700	12,068
Hong Leong Financial Group Bhd.	Banks	900	3,746
IHH Healthcare Bhd.	Health Care Providers & Services	12,900	22,728
IJM Corp. Bhd.	Construction & Engineering	14,900	5,436
IOI Corp. Bhd.	Food Products	13,500	12,087
IOI Properties Group Bhd.	Real Estate Management & Development	7,500	1,980
Kuala Lumpur Kepong Bhd.	Food Products	2,100	10,979
Malayan Banking Bhd.	Banks	27,900	55,586
[a] Malaysia Airports Holdings Bhd.	Transportation Infrastructure	3,900	5,598
Maxis Bhd.	Wireless Telecommunication Services	12,300	14,320
MISC Bhd.	Marine	7,800	13,200
[b] MR DIY Group M Bhd., 144A	Specialty Retail	4,400	3,813
Nestle (Malaysia) Bhd.	Food Products	300	9,664
Petronas Chemicals Group Bhd.	Chemicals	12,600	26,978
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,500	7,417
Petronas Gas Bhd.	Gas Utilities	2,500	10,802
PPB Group Bhd.	Food Products	3,000	12,314
Press Metal Aluminium Holdings Bhd.	Metals & Mining	17,000	23,586
Public Bank Bhd.	Banks	68,100	68,002

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

QL Resources Bhd.	Food Products	4,900	5,375
RHB Bank Bhd	Banks	6,900	8,894
Sime Darby Bhd.	Industrial Conglomerates	15,800	8,799
Sime Darby Plantation Bhd.	Food Products	15,300	13,809
Sime Darby Property Bhd.	Real Estate Management & Development	14,700	2,100
Supermax Corp. Bhd	Health Care Equipment & Supplies	7,750	2,735
Telekom Malaysia Bhd.	Diversified Telecommunication Services	5,100	6,733
Tenaga Nasional Bhd.	Electric Utilities	17,100	38,338
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	24,000	14,921
Westports Holdings Bhd.	Transportation Infrastructure	4,800	4,666
YTL Corp. Bhd.	Multi-Utilities	17,713	2,466
			579,355
Pakistan 0.0%†
Fauji Fertilizer Co. Ltd.	Chemicals	3,000	1,704
Habib Bank Ltd.	Banks	3,000	1,983
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	3,000	1,465
Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels	3,006	1,346
			6,498
Philippines 0.9%
	Independent Power and Renewable
Aboitiz Power Corp.	Electricity Producers	6,900	4,019
Alliance Global Group Inc.	Industrial Conglomerates	16,500	3,818
Ayala Corp.	Industrial Conglomerates	1,410	22,978
Ayala Land Inc.	Real Estate Management & Development	34,200	24,614
Bank of the Philippine Islands	Banks	7,990	14,439
BDO Unibank Inc.	Banks	8,740	20,688
[a] Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	17,700	2,187
DMCI Holdings Inc.	Industrial Conglomerates	15,300	2,313
Globe Telecom Inc.	Wireless Telecommunication Services	135	8,795
GT Capital Holdings Inc.	Industrial Conglomerates	390	4,130
International Container Terminal Services Inc.	Transportation Infrastructure	4,740	18,591
JG Summit Holdings Inc.	Industrial Conglomerates	13,560	14,094
Jollibee Foods Corp.	Hotels, Restaurants & Leisure	1,890	8,021
LT Group Inc.	Industrial Conglomerates	13,500	2,621
Manila Electric Co.	Electric Utilities	1,140	6,600
Megaworld Corp.	Real Estate Management & Development	54,000	3,336
Metro Pacific Investments Corp.	Diversified Financial Services	63,000	4,818
Metropolitan Bank & Trust Co.	Banks	7,700	8,411
[a,b] Monde Nissin Corp., 144A	Food Products	30,000	9,531
PLDT Inc.	Wireless Telecommunication Services	395	14,036
Puregold Price Club Inc.	Food & Staples Retailing	4,560	3,514
San Miguel Corp.	Industrial Conglomerates	1,640	3,695
San Miguel Pure Foods Co. Inc.	Food Products	2,990	4,187
Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels	6,000	2,512
SM Investments Corp.	Industrial Conglomerates	2,100	38,835
SM Prime Holdings Inc.	Real Estate Management & Development	39,300	26,127
Universal Robina Corp.	Food Products	3,870	9,714
			286,624
Singapore 3.0%
	Equity Real Estate Investment Trusts
Ascendas REIT	(REITs)	15,000	32,823
	Equity Real Estate Investment Trusts
Ascott Residence Trust	(REITs)	7,800	5,959
[b] BOC Aviation Ltd., 144A	Trading Companies & Distributors	900	6,592
[a] Capitaland Investment Ltd.	Real Estate Management & Development	11,400	28,835
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	21,000	31,777
City Developments Ltd.	Real Estate Management & Development	2,100	10,608
ComfortDelGro Corp. Ltd.	Road & Rail	9,300	9,658
DBS Group Holdings Ltd.	Banks	7,900	191,384
	Equity Real Estate Investment Trusts
Frasers Logistics & Commercial Trust	(REITs)	12,700	14,319

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Genting Singapore Ltd.	Hotels, Restaurants & Leisure	25,900	14,889
Golden Agri-Resources Ltd.	Food Products	28,600	5,197
Jardine Cycle & Carriage Ltd.	Distributors	400	6,112
Keppel Corp. Ltd.	Industrial Conglomerates	6,400	24,306
	Equity Real Estate Investment Trusts
Keppel DC REIT	(REITs)	5,400	9,894
	Equity Real Estate Investment Trusts
Keppel REIT	(REITs)	9,600	8,047
	Equity Real Estate Investment Trusts
Mapletree Commercial Trust	(REITs)	9,900	14,687
	Equity Real Estate Investment Trusts
[d] Mapletree Greater China Commercial Trust, Reg S	(REITs)	10,200	8,398
	Equity Real Estate Investment Trusts
Mapletree Industrial Trust	(REITs)	8,100	16,282
	Equity Real Estate Investment Trusts
Mapletree Logistics Trust	(REITs)	13,200	18,603
[d] NetLink NBN Trust, Reg S	Diversified Telecommunication Services	13,100	9,717
Olam International Ltd.	Food & Staples Retailing	3,400	4,413
Oversea-Chinese Banking Corp. Ltd.	Banks	15,300	129,377
[a] SATS Ltd.	Transportation Infrastructure	2,800	8,079
SembCorp Industries Ltd.	Multi-Utilities	4,100	6,082
[a] SembCorp Marine Ltd.	Machinery	67,500	4,106
[a] SIA Engineering Co. Ltd.	Transportation Infrastructure	1,200	1,940
[a] Singapore Airlines Ltd.	Airlines	5,700	21,098
Singapore Exchange Ltd.	Capital Markets	3,700	25,524
Singapore Post Ltd.	Air Freight & Logistics	6,600	3,182
Singapore Press Holdings Ltd.	Media	7,100	12,271
Singapore Technologies Engineering Ltd.	Aerospace & Defense	6,800	18,965
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	33,000	56,789
StarHub Ltd.	Wireless Telecommunication Services	2,400	2,421
	Equity Real Estate Investment Trusts
Suntec REIT	(REITs)	9,300	10,416
United Overseas Bank Ltd.	Banks	5,700	113,734
UOL Group Ltd.	Real Estate Management & Development	2,200	11,570
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	1,200	16,298
Wilmar International Ltd.	Food Products	9,300	28,559
Wing Tai Holdings Ltd.	Real Estate Management & Development	1,800	2,390
Yanlord Land Group Ltd.	Real Estate Management & Development	3,300	2,717
			948,018
South Korea 13.5%
[a] Alteogen Inc.	Biotechnology	120	7,642
Amorepacific Corp.	Personal Products	135	18,965
AmorePacific Group	Personal Products	126	4,701
BGF Retail Co. Ltd.	Food & Staples Retailing	30	3,672
BNK Financial Group Inc.	Banks	1,320	9,327
Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	328	22,129
Celltrion Inc.	Biotechnology	471	78,451
[a] Celltrion Pharm Inc.	Pharmaceuticals	82	8,581
Cheil Worldwide Inc.	Media	306	5,882
CJ CheilJedang Corp.	Food Products	33	10,757
CJ Corp.	Industrial Conglomerates	60	4,209
CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	47	5,488
[a] CJ Logistics Corp.	Road & Rail	36	3,816
Coway Co. Ltd.	Household Durables	252	15,772
Daelim Industrial Co. Ltd.	Construction & Engineering	54	2,766
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	837	4,063
[a] Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	210	4,072
DB Insurance Co. Ltd.	Insurance	198	8,994
DGB Financial Group Inc.	Banks	708	5,587
[a] DL E&C Co. Ltd.	Construction & Engineering	66	6,607
Dongsuh Cos. Inc.	Food & Staples Retailing	132	3,442
[a] Doosan Bobcat Inc.	Machinery	114	3,908

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	1,323	22,704
[a] Doosan Infracore Co. Ltd.	Machinery	555	3,306
	Electronic Equipment, Instruments &
Doosan Solus Co. Ltd.	Components	54	4,057
[a] E-MART Inc.	Food & Staples Retailing	90	11,432
Ecopro BM Co. Ltd.	Electrical Equipment	38	16,009
[a] F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	12	9,539
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	234	7,057
Green Cross Corp.	Biotechnology	24	4,401
GS Engineering & Construction Corp.	Construction & Engineering	282	9,394
GS Holdings Corp.	Oil, Gas & Consumable Fuels	231	7,598
GS Retail Co. Ltd.	Food & Staples Retailing	162	4,143
Hana Financial Group Inc.	Banks	1,263	44,676
[a] Hanjin Kal Corp.	Airlines	95	4,907
Hankook Tire & Technology Co. Ltd.	Auto Components	312	10,420
Hanmi Pharm Co. Ltd.	Pharmaceuticals	33	7,662
Hanmi Science Co. Ltd.	Pharmaceuticals	67	3,055
Hanon Systems	Auto Components	717	8,112
Hanssem Co. Ltd.	Household Durables	45	3,505
Hanwha Aerospace Co. Ltd.	Aerospace & Defense	144	5,815
Hanwha Corp.	Industrial Conglomerates	120	1,615
Hanwha Corp.	Industrial Conglomerates	195	5,151
Hanwha Life Insurance Co. Ltd.	Insurance	1,233	3,044
[a] Hanwha Solutions Corp.	Chemicals	426	12,722
HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	219	4,219
[a] Helixmith Co. Ltd.	Biotechnology	118	2,253
Hite Jinro Co. Ltd.	Beverages	132	3,348
[a] HLB Inc.	Leisure Products	399	11,681
[a] HMM Co. Ltd.	Marine	1,530	34,622
Hotel Shilla Co. Ltd.	Specialty Retail	135	8,858
[a] HYBE Co. Ltd.	Entertainment	75	22,019
Hyundai Department Store Co. Ltd.	Multiline Retail	63	3,980
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	324	12,115
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	78	11,023
Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	224	10,119
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	262	5,058
[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	88	5,182
Hyundai Mobis Co. Ltd.	Auto Components	279	59,731
Hyundai Motor Co.	Automobiles	606	106,544
Hyundai Steel Co.	Metals & Mining	318	10,968
Hyundai Wia Corp.	Auto Components	72	4,839
[a] Industrial Bank of Korea	Banks	1,125	9,748
[a] Kakao Corp.	Interactive Media & Services	1,188	112,429
[a] KakaoBank Corp.	Banks	597	29,630
[a] Kangwon Land Inc.	Hotels, Restaurants & Leisure	477	9,650
KB Financial Group Inc.	Banks	1,704	78,839
KCC Corp.	Chemicals	19	5,035
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	99	3,210
Kia Motors Corp.	Automobiles	1,119	77,377
Korea Aerospace Industries Ltd.	Aerospace & Defense	288	7,862
[a] Korea Electric Power Corp.	Electric Utilities	1,107	20,580
[a] Korea Gas Corp.	Gas Utilities	114	3,750
Korea Investment Holdings Co. Ltd.	Capital Markets	169	11,473
[a] Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	183	14,563
Korea Zinc Co. Ltd.	Metals & Mining	42	18,054
[a] Korean Air Lines Co. Ltd.	Airlines	750	18,517
[a] Krafton Inc.	Entertainment	120	46,435
[a] KT&G Corp.	Tobacco	471	31,301
Kumho Petrochemical Co. Ltd.	Chemicals	78	10,892
LG Chem Ltd.	Chemicals	203	105,022
LG Corp.	Industrial Conglomerates	366	24,908
	Electronic Equipment, Instruments &
[a] LG Display Co. Ltd.	Components	990	20,487
[a] LG Electronics Inc.	Household Durables	474	55,026

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

LG Household & Health Care Ltd.	Personal Products	38	35,067
	Electronic Equipment, Instruments &
LG Innotek Co. Ltd.	Components	63	19,291
LG Uplus Corp.	Diversified Telecommunication Services	957	10,949
Lotte Chemical Corp.	Chemicals	66	12,048
Lotte Chilsung Beverage Co. Ltd.	Beverages	18	2,021
Lotte Corp.	Industrial Conglomerates	114	2,867
LOTTE Fine Chemical Co. Ltd.	Chemicals	81	5,110
Lotte Shopping Co. Ltd.	Multiline Retail	48	3,521
LS Corp.	Electrical Equipment	81	3,686
[a] Mando Corp.	Auto Components	147	7,840
[a] Medytox Inc.	Biotechnology	22	2,663
Mirae Asset Daewoo Co. Ltd.	Capital Markets	531	2,070
Mirae Asset Daewood Co. Ltd.	Capital Markets	1,518	11,046
Naver Corp.	Interactive Media & Services	588	187,220
NCSoft Corp.	Entertainment	74	40,027
[b] Netmarble Corp., 144A	Entertainment	75	7,886
NH Investment & Securities Co. Ltd.	Capital Markets	582	6,120
[a] NHN Corp.	Entertainment	90	3,407
Nongshim Co. Ltd.	Food Products	15	4,019
[a] OCI Co. Ltd.	Chemicals	81	7,086
Orion Corp.	Food Products	96	8,358
Ottogi Corp.	Food Products	6	2,302
Pan Ocean Co. Ltd.	Marine	849	3,864
[a] Paradise Co. Ltd.	Hotels, Restaurants & Leisure	204	2,566
[a] Pearl Abyss Corp.	Entertainment	138	16,055
POSCO	Metals & Mining	285	65,811
POSCO Chemical Co. Ltd.	Construction Materials	114	13,809
Posco International Corp.	Trading Companies & Distributors	222	4,193
S-1 Corp.	Commercial Services & Supplies	87	5,408
S-Oil Corp.	Oil, Gas & Consumable Fuels	174	12,544
[a,b] Samsung Biologics Co. Ltd., 144A	Life Sciences Tools & Services	58	44,058
Samsung C&T Corp.	Industrial Conglomerates	363	36,338
Samsung Card Co. Ltd.	Consumer Finance	132	3,498
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	243	40,372
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	20,622	1,358,320
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	702	13,523
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	141	23,960
[a] Samsung Heavy Industries Co. Ltd.	Machinery	2,567	12,244
Samsung Life Insurance Co. Ltd.	Insurance	282	15,206
	Electronic Equipment, Instruments &
[a] Samsung SDI Co. Ltd.	Components	229	126,179
Samsung SDS Co. Ltd.	IT Services	138	18,168
Samsung Securities Co. Ltd.	Capital Markets	276	10,425
Seegene Inc.	Biotechnology	126	6,466
Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	147	3,951
Shinhan Financial Group Co. Ltd.	Banks	2,187	67,703
[a] Shinsegae Co. Ltd.	Multiline Retail	30	6,410
[a,e] SillaJen Inc.	Biotechnology	196	998
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	108	8,831
[a] SK Bioscience Co. Ltd.	Biotechnology	84	15,899
SK Chemicals Co. Ltd.	Chemicals	60	7,521
SK Holdings Co. Ltd.	Industrial Conglomerates	165	34,839
	Semiconductors & Semiconductor
[a] SK Hynix Inc.	Equipment	2,262	249,272
[a,b] SK IE Technology Co. Ltd., 144A	Chemicals	111	15,687
[a] SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	237	47,550
SK Networks Co. Ltd.	Trading Companies & Distributors	624	2,635
	Semiconductors & Semiconductor
[a] SK Square Co. Ltd.	Equipment	194	10,836
SK Telecom Co. Ltd.	Wireless Telecommunication Services	282	13,735
SKC Co. Ltd.	Chemicals	81	11,890

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Ssangyong Cement Industrial Co. Ltd.	Construction Materials	492	3,191
Woori Financial Group Inc.	Banks	2,287	24,433
Yuhan Corp.	Pharmaceuticals	226	11,806
			4,235,300
Taiwan 17.9%
Accton Technology Corp.	Communications Equipment	2,400	22,554
	Technology Hardware, Storage &
Acer Inc.	Peripherals	13,000	14,308
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	1,950	27,946
	Semiconductors & Semiconductor
ASE Industrial Holding Co. Ltd.	Equipment	15,000	57,740
Asia Cement Corp.	Construction Materials	10,000	16,012
	Semiconductors & Semiconductor
ASMedia Technology Inc.	Equipment	180	11,841
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	3,000	40,771
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	38,000	31,453
Capital Securities Corp.	Capital Markets	9,000	5,514
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	2,720	15,386
Cathay Financial Holding Co. Ltd.	Insurance	36,000	81,324
Chailease Holding Co. Ltd.	Diversified Financial Services	5,700	54,287
Chang Hwa Commercial Bank Ltd.	Banks	28,300	17,389
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	8,000	10,438
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	3,000	8,924
[a] China Airlines Ltd.	Airlines	11,000	10,954
China Development Financial Holding Corp.	Insurance	68,000	43,012
[e] China Motor Corp.	Automobiles	800	1,833
China Steel Corp.	Metals & Mining	54,000	68,996
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	17,000	71,583
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	18,000	15,744
CTBC Financial Holding Co. Ltd.	Banks	81,000	75,973
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	9,000	89,457
E.Sun Financial Holding Co. Ltd.	Banks	56,000	56,775
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	870	19,842
	Semiconductors & Semiconductor
[a] ENNOSTAR Inc.	Equipment	2,500	6,931
Eternal Materials Co. Ltd.	Chemicals	4,000	5,855
[a] EVA Airways Corp.	Airlines	10,000	10,102
Evergreen Marine Corp. Taiwan Ltd.	Marine	12,000	61,807
Far Eastern International Bank	Banks	10,191	3,960
Far Eastern New Century Corp.	Industrial Conglomerates	17,000	18,003
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	7,000	16,344
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,980	16,567
First Financial Holding Co. Ltd.	Banks	45,000	39,849
	Electronic Equipment, Instruments &
[a,b] FIT Hon Teng Ltd., 144A	Components	6,000	1,178
Formosa Chemicals & Fibre Corp.	Chemicals	15,000	43,807
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	6,000	20,797
Formosa Plastics Corp.	Chemicals	21,500	80,818
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	4,000	4,214
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	5,000	11,729
Fubon Financial Holding Co. Ltd.	Insurance	31,000	85,492
	Electronic Equipment, Instruments &
Genius Electronic Optical Co. Ltd.	Components	390	7,457
Giant Manufacturing Co. Ltd.	Leisure Products	1,000	12,470

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	930	29,849
Hiwin Technologies Corp.	Machinery	1,236	13,693
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	52,000	195,468
Hotai Motor Co. Ltd.	Specialty Retail	1,410	31,291
	Technology Hardware, Storage &
[a] HTC Corp.	Peripherals	3,000	9,195
Hua Nan Financial Holdings Co. Ltd.	Banks	42,000	32,183
	Electronic Equipment, Instruments &
Innolux Corp.	Components	39,000	27,629
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	14,000	12,625
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	450	40,093
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	9,000	20,754
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	6,480	278,715
Mega Financial Holding Co. Ltd.	Banks	48,000	61,676
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	3,000	17,403
momo.com Inc.	Internet & Direct Marketing Retail	273	16,034
Nan Ya Plastics Corp.	Chemicals	25,000	77,168
	Electronic Equipment, Instruments &
Nan Ya Printed Circuit Board Corp.	Components	1,000	20,674
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	4,000	11,291
Nien Made Enterprise Co. Ltd.	Household Durables	660	9,840
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	2,700	52,601
[a] OBI Pharma Inc.	Biotechnology	1,000	4,120
[a] Oneness Biotech Co. Ltd.	Pharmaceuticals	1,200	12,470
	Semiconductors & Semiconductor
Parade Technologies Ltd.	Equipment	300	22,933
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	9,000	22,478
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	12,000	14,378
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	3,000	10,594
President Chain Store Corp.	Food & Staples Retailing	2,700	26,691
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	12,000	41,074
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	2,100	44,024
Shin Kong Financial Holding Co. Ltd.	Insurance	57,041	22,782
	Semiconductors & Semiconductor
Sino-American Silicon Products Inc.	Equipment	2,000	17,060
SinoPac Financial Holdings Co. Ltd.	Banks	45,000	26,268
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	6,000	14,356
Taishin Financial Holding Co. Ltd.	Banks	47,180	32,315
Taiwan Business Bank	Banks	21,000	7,514
Taiwan Cement Corp.	Construction Materials	24,000	41,638
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	42,000	38,634
Taiwan Fertilizer Co. Ltd.	Chemicals	3,000	7,590
Taiwan Glass Industry Corp.	Building Products	7,000	6,768
Taiwan High Speed Rail Corp.	Transportation Infrastructure	9,000	9,629
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	7,000	25,301
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,000	3,759
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	105,400	2,342,900
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	8,000	9,152
The Shanghai Commercial & Savings Bank Ltd.	Banks	14,000	23,909

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	1,000	2,642
U-Ming Marine Transport Corp.	Marine	2,000	4,366
Uni-President Enterprises Corp.	Food Products	21,000	52,069
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	6,000	50,096
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	51,000	119,818
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	4,000	22,843
Voltronic Power Technology Corp.	Electrical Equipment	200	11,169
Walsin Lihwa Corp.	Electrical Equipment	15,000	14,367
	Electronic Equipment, Instruments &
[a] Walsin Technology Corp.	Components	2,100	12,676
Wan Hai Lines Ltd.	Marine	3,300	23,676
	Semiconductors & Semiconductor
Win Semiconductors Corp.	Equipment	1,920	25,989
	Semiconductors & Semiconductor
Winbond Electronics Corp.	Equipment	13,000	15,976
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	13,000	13,697
	Technology Hardware, Storage &
Wiwynn Corp.	Peripherals	360	14,508
	Electronic Equipment, Instruments &
[a] Yageo Corp.	Components	2,000	34,662
[a] Yang Ming Marine Transport Corp.	Marine	7,000	30,614
Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	51,000	46,637
Yulon Motor Co. Ltd.	Automobiles	2,271	3,439
	Electronic Equipment, Instruments &
Zhen Ding Technology Holding Ltd.	Components	3,000	10,897
			5,614,096
Thailand 2.3%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	4,800	33,049
[a] Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	18,900	34,513
[a] Asset World Corp PCL, NVDR	Hotels, Restaurants & Leisure	31,800	4,417
	Independent Power and Renewable
B Grimm Power PCL, NVDR	Electricity Producers	3,300	4,001
Bangkok Bank PCL, fgn.	Banks	2,400	8,693
Bangkok Bank PCL, NVDR	Banks	900	3,273
Bangkok Dusit Medical Services PCL, NVDR	Health Care Providers & Services	38,700	26,646
Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	35,400	8,955
Bangkok Life Assurance PCL, NVDR	Insurance	2,300	2,565
Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	25,800	8,187
Berli Jucker PCL, NVDR	Food & Staples Retailing	4,800	4,454
BTS Group Holdings PCL, NVDR	Road & Rail	38,400	10,748
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	1,500	6,331
Carabao Group PCL, NVDR	Beverages	1,600	5,724
Central Pattana PCL, NVDR	Real Estate Management & Development	12,300	20,804
Central Retail Corp. PCL, NVDR	Multiline Retail	12,000	11,495
Charoen Pokphand Foods PCL, NVDR	Food Products	16,200	12,366
CP ALL PCL, NVDR	Food & Staples Retailing	22,800	40,269
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL, NVDR	Components	1,200	14,800
Digital Telecommunications Infrastructure Fund, fgn.	Diversified Financial Services	23,800	9,975
	Independent Power and Renewable
Electricity Generating PCL, NVDR	Electricity Producers	1,200	6,304
	Independent Power and Renewable
Energy Absolute PCL, NVDR	Electricity Producers	7,300	20,979
	Independent Power and Renewable
Global Power Synergy PCL, NVDR	Electricity Producers	3,000	7,970
	Independent Power and Renewable
Gulf Energy Development PCL, NVDR	Electricity Producers	18,300	25,063
Home Product Center PCL, NVDR, NVDR	Specialty Retail	25,200	10,939

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Indorama Ventures PCL, NVDR	Chemicals	8,100	10,487
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	6,300	15,135
IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	47,100	5,414
Kasikornbank PCL, fgn.	Banks	5,100	21,679
Kasikornbank PCL, NVDR	Banks	1,700	7,227
Krung Thai Bank PCL, NVDR	Banks	27,900	11,025
Krungthai Card PCL, NVDR	Consumer Finance	5,400	9,578
Land and Houses PCL, NVDR	Real Estate Management & Development	36,900	9,721
[a] Minor International PCL, NVDR	Hotels, Restaurants & Leisure	18,000	15,492
Muangthai Capital PCL, NVDR	Consumer Finance	3,000	5,276
Osotspa PCL, NVDR	Beverages	6,300	6,459
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	6,000	21,194
PTT Global Chemical PCL, NVDR	Chemicals	9,000	15,829
PTT Oil & Retail Business PCL, NVDR	Specialty Retail	12,600	10,184
PTT PCL, NVDR	Oil, Gas & Consumable Fuels	63,000	71,666
	Independent Power and Renewable
Ratch Group PCL, NVDR	Electricity Producers	3,300	4,445
SCG Packaging PCL, NVDR	Containers & Packaging	5,400	11,194
Siam City Cement PCL, NVDR	Construction Materials	300	1,406
Siam Commercial Bank PCL, NVDR	Banks	10,500	39,919
Siam Makro Public Company Ltd., NVDR	Food & Staples Retailing	1,500	1,886
Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	4,200	3,803
Srisawad Corp. PCL, NVDR	Consumer Finance	2,800	5,176
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	4,200	6,224
Thai Union Group PCL, NVDR	Food Products	12,300	7,180
The Siam Cement PCL, NVDR	Construction Materials	3,600	41,599
TMB Bank PCL, NVDR	Banks	195,300	8,594
Total Access Communication PCL, NVDR	Wireless Telecommunication Services	2,700	3,698
True Corporation PCL, NVDR	Diversified Telecommunication Services	46,500	6,654
			720,664
United Kingdom 0.2%
CK Hutchison Holdings Ltd.	Industrial Conglomerates	12,000	77,421
United States 0.1%
[b] JS Global Lifestyle Co. Ltd., 144A	Household Durables	3,000	5,056
[a,b] Samsonite International SA, 144A	Textiles, Apparel & Luxury Goods	5,400	10,972
			16,028
Total Common Stocks and Other Equity Interests (Cost $29,515,179)			31,192,515
Preferred Stocks 0.8%
South Korea 0.8%
[f] Amorepacific Corp., 1.100%, pfd.	Personal Products	45	2,771
[f] CJ CheilJedang Corp., 2.282%, pfd.	Food Products	6	896
[f] Hyundai Motor Co., 1.015%, pfd.	Automobiles	99	8,203
[f] Hyundai Motor Co., 0.990%, pfd.	Automobiles	156	13,254
[f] LG Chem Ltd., 3.502%, pfd.	Chemicals	34	8,209
[f] LG Electronics Inc., pfd.	Household Durables	81	4,463
[f] LG Household & Health Care Ltd., 1.794%, pfd.	Personal Products	9	4,664
	Technology Hardware, Storage &
[f] Samsung Electronics Co. Ltd., 1.521%, pfd.	Peripherals	3,618	216,699
[f] Samsung Fire & Marine Insurance Co. Ltd., 5.538%, pfd.	Insurance	12	1,605
	Electronic Equipment, Instruments &
[f] Samsung SDI Co. Ltd., 0.303%, pfd.	Components	6	1,749

		FRANKLIN TEMPLETON ETF TRUST

	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)
Total Preferred Stocks (Cost $216,205)			262,513
Rights 0.0%†
China 0.0%†
[a] Seazen Group Ltd., rts.	Real Estate Management & Development	380	—
South Korea 0.0%†
[a] Doosan Heavy Industries & Construction Co. Ltd., rts.	Electrical Equipment	168	622
Total Rights (Cost $-)			622
Total Investments before Short Term Investments (Cost $29,731,384)			31,455,650
Short Term Investments 0.3%
Investments from Cash Collateral Received for Loaned Securities 0.3%
United States 0.3%
[g,h] Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	95,161	95,161
Total Short Term Investments (Cost $95,161)			95,161
Total Investments (Cost $29,826,545) 100.6%			31,550,811
Other Assets, less Liabilities (0.6)%			(198,511)
Net Assets 100.0%			$31,352,300

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$1,828,762, representing 5.8% of net assets.
cA portion or all of the security is on loan at December 31, 2021.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $253,130, representing 0.8% of net assets.
eFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
fVariable rate security. The rate shown represents the yield at period end.
gSee Note 5 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MSCI Emerging Markets Index		Long	1	$46,420	3/18/22	$(658)

*As of period end.

Abbreviations

Selected Portfolio

ADR	- American Depositary Receipt
NVDR	- Non-Voting Depositary Receipt
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Australia ETF	Industry	Shares	Value
Common Stocks 100.0%
Australia 96.2%
Adbri Ltd.	Construction Materials	8,619	$17,671
[a] Afterpay Ltd.	IT Services	4,199	253,420
AGL Energy Ltd.	Multi-Utilities	12,393	55,323
ALS Ltd.	Professional Services	9,010	85,683
Altium Ltd.	Software	2,040	67,025
Alumina Ltd.	Metals & Mining	47,362	64,220
[a] AMP Ltd.	Diversified Financial Services	61,183	44,928
Ampol Ltd.	Oil, Gas & Consumable Fuels	4,471	96,414
Ansell Ltd.	Health Care Equipment & Supplies	2,397	54,914
Apa Group	Gas Utilities	22,168	162,140
Appen Ltd.	IT Services	2,040	16,552
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	12,376	392,042
Atlas Arteria Ltd.	Transportation Infrastructure	18,003	90,576
Aurizon Holdings Ltd.	Road & Rail	33,167	84,158
AusNet Services	Electric Utilities	35,003	65,404
Australia & New Zealand Banking Group Ltd.	Banks	53,414	1,068,341
Australian Stock Exchange Ltd.	Capital Markets	3,638	245,721
Bank of Queensland Ltd.	Banks	12,019	70,694
Beach Energy Ltd.	Oil, Gas & Consumable Fuels	32,963	30,197
Bendigo and Adelaide Bank Ltd	Banks	10,489	69,397
BHP Group Ltd.	Metals & Mining	55,301	1,668,574
BlueScope Steel Ltd.	Metals & Mining	9,350	142,077
[a] Boral Ltd.	Construction Materials	7,548	33,475
Brambles Ltd.	Commercial Services & Supplies	26,945	208,246
carsales.com Ltd.	Interactive Media & Services	5,049	92,102
Challenger Ltd.	Diversified Financial Services	12,580	59,725
	Equity Real Estate Investment Trusts
Charter Hall Group	(REITs)	8,721	130,490
Cimic Group Ltd	Construction & Engineering	1,734	21,306
Cleanaway Waste Management Ltd.	Commercial Services & Supplies	25,551	58,146
Cochlear Ltd.	Health Care Equipment & Supplies	1,207	189,656
Coles Group Ltd.	Food & Staples Retailing	23,817	310,652
Commonwealth Bank of Australia	Banks	32,045	2,353,130
Computershare Ltd.	IT Services	10,081	146,588
[a] Crown Resorts Ltd.	Hotels, Restaurants & Leisure	6,545	56,912
CSL Ltd.	Biotechnology	8,959	1,893,646
CSR Ltd.	Construction Materials	9,078	38,809
Deterra Royalties Ltd.	Metals & Mining	7,990	24,979
	Equity Real Estate Investment Trusts
Dexus	(REITs)	20,213	163,418
Domain Holdings Australia Ltd.	Interactive Media & Services	4,369	17,947
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	1,139	97,742
Downer EDI Ltd.	Commercial Services & Supplies	12,920	55,985
Endeavour Group Ltd.	Food & Staples Retailing	23,817	116,711
Evolution Mining Ltd.	Metals & Mining	32,351	95,494
[a] Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	2,703	34,627
Fortescue Metals Group Ltd.	Metals & Mining	29,835	416,695
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	34,425	663,261
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	35,989	141,819
Harvey Norman Holdings Ltd.	Multiline Retail	11,084	39,810
IDP Education Ltd.	Diversified Consumer Services	3,400	85,654
IGO Ltd.	Metals & Mining	11,662	97,253
Iluka Resources Ltd.	Metals & Mining	7,854	57,674
Incitec Pivot Ltd.	Chemicals	36,431	85,818
Insurance Australia Group Ltd.	Insurance	46,291	143,374
IOOF Holdings Ltd.	Capital Markets	12,002	31,588
JB Hi-Fi Ltd.	Specialty Retail	2,125	74,654

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Lendlease Corp. Ltd.	Real Estate Management & Development	12,886	100,152
Macquarie Group Ltd.	Capital Markets	6,392	954,556
Magellan Financial Group Ltd.	Capital Markets	2,584	39,904
Medibank Private Ltd	Insurance	51,748	126,038
Metcash Ltd.	Food & Staples Retailing	18,122	59,290
Mineral Resources Ltd.	Metals & Mining	2,601	105,899
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	73,899	156,349
National Australia Bank Ltd.	Banks	61,931	1,298,577
Newcrest Mining Ltd.	Metals & Mining	15,334	272,917
[a] NEXTDC Ltd.	IT Services	8,517	79,199
Northern Star Resources Ltd.	Metals & Mining	21,352	146,081
Nufarm Ltd.	Chemicals	6,018	21,221
Orica Ltd.	Chemicals	7,633	75,974
Origin Energy Ltd.	Electric Utilities	32,997	125,710
Orora Ltd.	Containers & Packaging	16,405	41,745
OZ Minerals Ltd.	Metals & Mining	6,086	124,869
Perpetual Ltd.	Capital Markets	1,054	27,564
Platinum Asset Management Ltd.	Capital Markets	9,911	19,456
Pro Medicus Ltd.	Health Care Technology	782	35,500
[a] Qantas Airways Ltd.	Airlines	13,787	50,219
QBE Insurance Group Ltd.	Insurance	27,676	228,383
Qube Logistics Holdings Ltd.	Transportation Infrastructure	27,591	63,590
Ramsay Health Care Ltd.	Health Care Providers & Services	3,281	170,560
REA Group Ltd.	Interactive Media & Services	935	113,960
Reece Ltd.	Trading Companies & Distributors	4,998	98,222
Rio Tinto Ltd.	Metals & Mining	6,970	507,311
Santos Ltd.	Oil, Gas & Consumable Fuels	57,681	264,622
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	97,427	223,836
SEEK Ltd.	Interactive Media & Services	6,545	155,985
Seven Group Holdings Ltd.	Trading Companies & Distributors	2,635	41,381
	Equity Real Estate Investment Trusts
Shopping Centres Australasia Property Group	(REITs)	20,859	45,042
Sonic Healthcare Ltd.	Health Care Providers & Services	8,959	303,731
South32 Ltd.	Metals & Mining	87,635	255,497
[a] Star Entertainment Grp Ltd.	Hotels, Restaurants & Leisure	16,048	42,937
	Equity Real Estate Investment Trusts
Stockland	(REITs)	44,812	138,142
Suncorp-Metway Ltd.	Insurance	24,089	193,879
[a] Sydney Airport	Transportation Infrastructure	24,854	156,849
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	39,066	142,583
Telstra Corp. Ltd.	Diversified Telecommunication Services	78,217	237,707
TPG Telecom Limited	Diversified Telecommunication Services	6,868	29,411
Transurban Group	Transportation Infrastructure	57,069	573,420
Treasury Wine Estates Ltd.	Beverages	13,566	122,106
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	70,788	86,978
Washington H Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	4,998	107,597
Wesfarmers Ltd.	Multiline Retail	21,250	916,174
Westpac Banking Corp.	Banks	68,867	1,068,989
[a] Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	16,133	30,614
WiseTech Global Ltd.	Software	1,581	67,336
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	18,054	287,857
Woolworths Group Ltd.	Food & Staples Retailing	22,712	627,650

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Worley Ltd.	Energy Equipment & Services	6,987	53,999
			24,100,425
Ireland 1.3%
James Hardie Industries PLC, CDI	Construction Materials	8,330	334,915
New Zealand 1.0%
[a] Xero Ltd.	Software	2,346	241,248
United Kingdom 1.4%
Amcor PLC, IDR, IDR	Containers & Packaging	28,968	347,931
United States 0.1%
Sims Ltd.	Metals & Mining	3,043	35,531
Total Investments (Cost $21,622,981) 100.0%			25,060,050
Other Assets, less Liabilities 0.0%†			(8,081)
Net Assets 100.0%			$25,051,969

†Rounds to less than 0.1% of net assets.
aNon-income producing.

Abbreviations

Selected Portfolio

CDI - Clearing House Electronic Subregister System Depositary Interest
IDR - International Depositary Receipt
REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Brazil ETF	Industry	Shares	Value
Common Stocks 73.9%
Brazil 72.2%
Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	78,000	$303,318
Ambev SA	Beverages	2,698,620	7,470,865
[a] Americanas SA	Internet & Direct Marketing Retail	262,072	1,485,859
Armac Locacao Logistica E Servicos SA	Trading Companies & Distributors	39,300	184,788
Atacadao Distribuicao Comercio Industria Ltd.	Food & Staples Retailing	157,200	430,395
[a] Azul SA	Airlines	170,300	744,795
B3 SA - Brasil Bolsa Balcao	Capital Markets	3,785,900	7,571,800
Banco Bradesco SA	Banks	877,740	2,551,277
Banco BTG Pactual SA	Capital Markets	589,500	2,222,531
Banco do Brasil SA	Banks	524,004	2,714,096
Banco Inter SA	Banks	288,200	486,370
Banco Santander Brasil SA	Banks	222,700	1,198,662
BB Seguridade Participacoes SA	Insurance	419,200	1,561,652
[a] BR Malls Participacoes SA	Real Estate Management & Development	524,000	781,767
Bradespar SA	Metals & Mining	17,730	69,328
[a] BRF SA	Food Products	497,800	2,012,649
Caixa Seguridade Participacoes S/A	Insurance	275,100	412,897
CCR SA	Transportation Infrastructure	694,300	1,444,692
Centrais Eletricas Brasileiras SA	Electric Utilities	379,900	2,278,718
Cia Brasileira de Distribuicao	Food & Staples Retailing	91,777	358,046
Cia Paranaense de Energia	Electric Utilities	196,500	215,903
Cia Siderurgica Nacional SA	Metals & Mining	393,000	1,763,208
Cielo SA	IT Services	720,500	294,926
[a] Cogna Educacao	Diversified Consumer Services	1,165,900	514,922
Companhia de Locacao das Americas	Road & Rail	209,600	884,685
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	209,600	1,511,980
Companhia Energetica de Minas Gerais	Electric Utilities	157,262	522,889
Cosan SA	Oil, Gas & Consumable Fuels	733,600	2,856,694
CPFL Energia SA	Electric Utilities	117,000	563,574
CSN Mineracao SA	Metals & Mining	340,600	412,144
Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	170,300	482,466
Dexco SA	Paper & Forest Products	187,330	503,134
EDP - Energias do Brasil SA	Electric Utilities	157,200	590,982
[a] Embraer SA	Aerospace & Defense	458,500	2,043,083
Energisa SA	Electric Utilities	157,280	1,252,875
	Independent Power and Renewable
[a] Eneva SA	Electricity Producers	602,600	1,530,842
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	104,800	722,687
Equatorial Energia SA	Electric Utilities	563,300	2,286,573
Ez Tec Empreendimentos e Participacoes SA	Household Durables	65,000	238,644
Fleury SA	Health Care Providers & Services	144,100	465,414
[a] Getnet Adquirencia e Servicos para Meios de Pagamento SA	IT Services	57,050	39,433
[b] GPS Participacoes e Empreendimentos SA, 144A	Commercial Services & Supplies	262,000	746,488
Grendene SA	Textiles, Apparel & Luxury Goods	209,600	325,501
[a] Grupo Mateus SA	Food & Staples Retailing	260,000	281,472
Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	55,006	97,273
[b,c] Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	799,100	1,489,167
Hypera SA	Pharmaceuticals	248,900	1,263,268
[a] IRB Brasil Resseguros SA	Insurance	694,327	501,112
Itau Unibanco Holding SA	Banks	275,100	942,847
Klabin SA	Containers & Packaging	484,700	2,232,927
Localiza Rent a Car SA	Road & Rail	366,800	3,490,197
[a,b] Locaweb Servicos de Internet SA, 144A	IT Services	262,000	619,016
Lojas Americanas SA	Internet & Direct Marketing Retail	170,341	180,739
Lojas Renner SA	Multiline Retail	602,664	2,644,364
M Dias Branco SA	Food Products	78,000	356,951
Magazine Luiza SA	Multiline Retail	1,860,244	2,411,304
Marfrig Global Foods SA	Food Products	209,600	830,498

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	170,300	572,355
[a] Natura & Co. Holding SA	Personal Products	589,516	2,691,453
Neoenergia SA	Electric Utilities	143,000	415,907
Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	322,500	3,494,232
Odontoprev SA	Health Care Providers & Services	157,200	355,605
[a] Petro Rio SA	Oil, Gas & Consumable Fuels	419,200	1,555,631
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	2,292,540	12,635,723
Porto Seguro SA	Insurance	117,000	439,433
Qualicorp Consultoria e Corretora de Seguros SA	Health Care Providers & Services	104,800	317,975
Raia Drogasil SA	Food & Staples Retailing	655,043	2,857,728
[b] Rede D'Or Sao Luiz SA, 144A	Health Care Providers & Services	288,200	2,319,570
[a] Rumo SA	Road & Rail	772,960	2,464,591
Sao Martinho SA	Food Products	104,000	643,045
Sendas Distribuidora SA	Food & Staples Retailing	484,785	1,127,974
SIMPAR SA	Road & Rail	143,000	299,863
[a] Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	65,500	188,151
Sul America SA	Insurance	248,941	1,228,615
[a] Suzano SA	Paper & Forest Products	445,472	4,807,419
Telefonica Brasil SA	Diversified Telecommunication Services	275,100	2,380,084
TIM SA	Wireless Telecommunication Services	497,800	1,175,237
Totvs SA	Software	275,100	1,414,518
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	131,000	855,381
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	543,906	1,419,819
Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	104,800	273,007
Vale SA	Metals & Mining	2,539,339	35,541,628
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Road & Rail	117,000	251,644
[a] Via SA	Specialty Retail	969,400	913,707
Vibra Energia SA	Specialty Retail	720,500	2,768,169
WEG SA	Electrical Equipment	917,000	5,429,562
YDUQS Participacoes SA	Diversified Consumer Services	183,400	676,967
			165,909,680
United States 1.7%
JBS SA	Food Products	563,300	3,837,924
Total Common Stocks (Cost $218,280,553)			169,747,604
Preferred Stocks 25.3%
Brazil 25.3%
[d] Alpargatas SA, 0.735%, pfd.	Textiles, Apparel & Luxury Goods	104,000	691,217
[d] Banco Bradesco SA, 5.299%, pfd.	Banks	2,908,261	10,030,107
[d] Banco Inter SA, 0.178%, pfd.	Banks	497,800	852,605
[d] Banco Pan SA, 2.097%, pfd.	Banks	183,400	351,654
[d] Bradespar SA, 42.693%, pfd.	Metals & Mining	157,284	705,660
[d] Braskem SA, 13.082%, pfd., A	Chemicals	117,000	1,210,540
[d] Centrais Eletricas Brasileiras SA, 6.419%, pfd.	Electric Utilities	170,300	1,009,265
[d] Cia de Transmissao de Energia Eletrica Paulista, 14.763%, pfd.	Electric Utilities	117,000	510,641
[d] Cia Energetica de Minas Gerais, 10.442%, pfd.	Electric Utilities	602,674	1,418,502
	Independent Power and Renewable
[d] Cia Energetica de Sao Paulo, 10.088%, pfd., B	Electricity Producers	117,000	451,826
[d] Companhia Paranaense de Energia, 18.665%, pfd.	Electric Utilities	825,300	954,207
[d] Gerdau SA, 11.702%, pfd.	Metals & Mining	668,100	3,269,732
[d] Itau Unibanco Holding SA, 4.473%, pfd.	Banks	2,973,700	11,184,742
[d] Itausa SA, 4.412%, pfd.	Banks	2,929,878	4,697,273
[d] Lojas Americanas SA, 3.633%, pfd.	Internet & Direct Marketing Retail	589,519	623,387
[d] Metalurgica Gerdau SA, 20.387%, pfd.	Metals & Mining	445,400	909,991
[d] Petroleo Brasileiro SA, 19.870%, pfd.	Oil, Gas & Consumable Fuels	3,458,440	17,664,743
[d] Raizen SA, 0.248%, pfd.	Oil, Gas & Consumable Fuels	733,600	849,501
[d] Usinas Siderurgicas de Minas Gerais SA Usiminas, 9.406%, pfd., A	Metals & Mining	288,200	784,401

Total Preferred Stocks (Cost $78,354,085)			58,169,994
Total Investments (Cost $296,634,638) 99.2%			227,917,598

Other Assets, less Liabilities 0.8%			1,895,959
Net Assets 100.0%			$229,813,557

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$5,174,241, representing 2.3% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the value of this security was $1,489,167, representing 0.6% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Bovespa Index	Long	100	$1,899,731	2/16/22	$(72,101)
Mini Bovespa Index	Long	17	64,591	2/16/22	(2,433)
Total Futures Contracts					$(74,534)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Canada ETF	Industry	Shares	Value
Common Stocks 99.4%
Canada 96.9%
Agnico Eagle Mines Ltd.	Metals & Mining	4,503	$239,525
Alimentation Couche-Tard Inc.	Food & Staples Retailing	14,592	612,260
Bank of Montreal	Banks	11,913	1,284,433
Barrick Gold Corp.	Metals & Mining	32,623	621,132
BCE Inc.	Diversified Telecommunication Services	5,548	289,050
Brookfield Asset Management Inc., A	Capital Markets	24,529	1,483,411
Canadian Imperial Bank of Commerce	Banks	8,075	942,611
Canadian National Railway Co.	Road & Rail	10,906	1,341,546
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	21,394	905,284
Canadian Pacific Railway Ltd.	Road & Rail	17,100	1,231,649
Canadian Tire Corp. Ltd., A	Multiline Retail	1,045	150,105
Canadian Utilities Ltd., A	Multi-Utilities	2,223	64,570
[a] Canopy Growth Corp.	Pharmaceuticals	4,598	40,187
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	23,256	285,556
[a] CGI Inc., A	IT Services	4,009	354,991
Constellation Software Inc.	Software	351	652,160
Dollarama Inc.	Multiline Retail	5,301	265,690
Enbridge Inc.	Oil, Gas & Consumable Fuels	37,278	1,458,185
Fairfax Financial Holdings Ltd.	Insurance	185	91,133
Fortis Inc.	Electric Utilities	8,664	418,607
Franco-Nevada Corp.	Metals & Mining	3,496	484,179
George Weston Ltd.	Food & Staples Retailing	1,330	154,422
Great-West Lifeco Inc.	Insurance	4,978	149,598
[b] Hydro One Ltd., 144A	Electric Utilities	5,795	150,982
IGM Financial Inc.	Capital Markets	1,482	53,524
Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	3,876	139,986
Intact Financial Corp.	Insurance	2,622	341,297
Loblaw Cos. Ltd.	Food & Staples Retailing	2,983	244,752
Magna International Inc.	Auto Components	5,168	418,751
Manulife Financial Corp.	Insurance	35,777	682,883
Metro Inc., A	Food & Staples Retailing	4,503	239,989
National Bank of Canada	Banks	6,194	472,905
Nutrien Ltd.	Chemicals	10,507	790,884
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	10,108	307,045
Power Corp. of Canada	Insurance	9,975	330,091
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	5,567	338,035
Rogers Communications Inc., B	Wireless Telecommunication Services	6,441	307,122
Royal Bank of Canada	Banks	26,258	2,790,750
Saputo Inc.	Food Products	4,370	98,599
Shaw Communications Inc.	Media	7,866	239,066
[a] Shopify Inc., A	IT Services	2,071	2,855,591
Sun Life Financial Inc.	Insurance	10,773	600,504
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	26,866	673,165
TC Energy Corp.	Oil, Gas & Consumable Fuels	18,031	839,777
Teck Resources Ltd., B	Metals & Mining	8,512	245,491
TELUS Corp.	Diversified Telecommunication Services	8,303	195,817
The Bank of Nova Scotia	Banks	22,344	1,584,060
The Toronto-Dominion Bank	Banks	33,497	2,571,776
Thomson Reuters Corp.	Professional Services	3,040	364,059
Wheaton Precious Metals Corp.	Metals & Mining	8,303	356,796
			31,753,981
United States 2.5%
[a] Bausch Health Companies Inc.	Pharmaceuticals	5,795	160,295

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Waste Connections Inc.	Commercial Services & Supplies	4,826	658,673
			818,968
Total Investments (Cost $26,692,502) 99.4%			32,572,949
Other Assets, less Liabilities 0.6%			189,754
Net Assets 100.0%			$32,762,703

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the value of this security was $150,982, representing 0.5% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE China ETF	Industry	Shares	Value
Common Stocks 100.0%
China 95.7%
360 DigiTech Inc.	Consumer Finance	6,264	$143,634
[a] 360 Security Technology Inc., A	Software	4,800	9,601
[a,b] 3SBio Inc., 144A	Biotechnology	60,000	50,024
[a] 51job Inc., ADR	Professional Services	1,344	65,762
[b] A-Living Services Co. Ltd., 144A	Commercial Services & Supplies	18,000	30,707
Addsino Co. Ltd., A	Communications Equipment	4,800	12,606
	Semiconductors & Semiconductor
[a] Advanced Micro-Fabrication Equipment Inc. China, A	Equipment	2,040	40,614
AECC Aero-Engine Control Co. Ltd.	Aerospace & Defense	4,800	22,856
AECC Aviation Power Co. Ltd., A	Aerospace & Defense	9,600	95,803
Agile Group Holdings Ltd.	Real Estate Management & Development	68,000	36,894
Agricultural Bank of China Ltd., A	Banks	456,000	210,824
Agricultural Bank of China Ltd., H	Banks	1,464,000	503,254
Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	18,890	125,596
[a] Air China Ltd., A	Airlines	19,200	27,566
[a] Air China Ltd., H	Airlines	72,000	50,239
[a,b] Akeso Inc., 144A	Biotechnology	24,000	104,665
[a] Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	675,132	10,296,319
[a] Alpha Group, A	Leisure Products	7,200	7,167
[a] Aluminum Corp. of China Ltd., A	Metals & Mining	40,800	39,074
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	192,000	106,143
Angang Steel Co. Ltd.	Metals & Mining	19,200	11,322
Angang Steel Co. Ltd., H	Metals & Mining	66,000	29,375
Angel Yeast Co. Ltd., A	Food Products	2,400	22,781
[a,b] Angelalign Technology Inc., 144A	Health Care Equipment & Supplies	1,200	38,387
Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	5,916	12,178
Anhui Conch Cement Co. Ltd., A	Construction Materials	14,400	91,259
Anhui Conch Cement Co. Ltd., H	Construction Materials	56,500	282,272
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	18,000	14,545
Anhui Gujing Distillery Co. Ltd., A	Beverages	1,100	42,208
Anhui Gujing Distillery Co. Ltd., B	Beverages	5,800	82,578
Anhui Zhongding Sealing Parts Co. Ltd., A	Auto Components	4,800	16,463
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	53,680	804,894
Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	500	34,203
Autohome Inc., ADR	Interactive Media & Services	2,880	84,902
	Electronic Equipment, Instruments &
Avary Holding Shenzhen Co. Ltd., A	Components	2,400	16,014
Avic Capital Co. Ltd., A	Diversified Financial Services	31,200	19,478
AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	14,400	41,168
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	120,000	82,962
AVICOPTER PLC, A	Aerospace & Defense	2,400	30,306
[b] BAIC Motor Corp. Ltd., 144A	Automobiles	120,000	51,563
[a] Baidu Inc., ADR	Interactive Media & Services	13,152	1,956,886
Bank of Beijing Co. Ltd., A	Banks	67,200	46,920
Bank of Changsha Co. Ltd., A	Banks	12,000	14,738
Bank of Chengdu Co. Ltd., A	Banks	4,800	9,058
Bank of China Ltd., A	Banks	249,600	119,716
Bank of China Ltd., H	Banks	3,624,000	1,306,189
Bank of Communications Co. Ltd., A	Banks	129,600	93,954
Bank of Communications Co. Ltd., H	Banks	348,000	210,238
Bank of Guiyang Co. Ltd., A	Banks	7,200	7,371
Bank of Hangzhou Co. Ltd., A	Banks	19,200	38,708
Bank of Jiangsu Co. Ltd., A	Banks	17,600	16,136
Bank of Nanjing Co. Ltd., A	Banks	33,600	47,343
Bank of Ningbo Co. Ltd., A	Banks	24,020	144,595
Bank of Qingdao Co. Ltd., A	Banks	7,200	5,242
Bank of Shanghai Co. Ltd., A	Banks	45,600	51,128
Bank of Suzhou Co. Ltd., A	Banks	4,800	5,110
[a] Bank of Zhengzhou Co. Ltd.	Banks	18,480	9,183

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	62,400	70,260
BBMG Corp., A	Construction Materials	21,600	9,647
BBMG Corp., H	Construction Materials	120,000	18,624
Beijing Capital Co. Ltd., A	Water Utilities	24,000	12,870
Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	7,200	6,408
[a] Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	96,000	58,736
Beijing Dabeinong Technology Group Co. Ltd.	Food Products	12,000	19,795
Beijing E-Hualu Information Technology Co. Ltd., A	Software	2,400	13,342
Beijing Enlight Media Co. Ltd.	Entertainment	9,600	19,399
Beijing Enterprises Holdings Ltd.	Gas Utilities	26,000	89,709
[a] Beijing Jetsen Technology Co. Ltd.	Software	12,000	11,945
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	96,000	31,153
Beijing Kingsoft Office Software Inc., A	Software	1,560	65,010
Beijing New Building Materials PLC	Building Products	4,800	27,046
Beijing Orient National Communication Science &Technology Co.
[a] Ltd.	Software	4,800	8,152
Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	9,600	10,854
Beijing Roborock Technology Co. Ltd., A	Household Durables	200	25,570
[a] Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	8,400	10,475
Beijing Shiji Information Technology Co. Ltd.	Software	4,000	18,078
Beijing Shougang Co. Ltd.	Metals & Mining	9,600	8,650
Beijing Shunxin Agriculture Co. Ltd., A	Beverages	2,400	14,410
Beijing Sinnet Technology Co. Ltd., A	IT Services	5,000	11,668
Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	5,200	23,682
[a] Beijing Ultrapower Software Co. Ltd.	IT Services	7,200	7,167
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A	Biotechnology	700	24,383
Beijing Yanjing Brewery Co. Ltd.	Beverages	9,600	12,787
	Electronic Equipment, Instruments &
Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Components	2,400	6,058
Beijing-Shanghai High Speed Railway Co. Ltd.	Road & Rail	33,600	25,521
[a,c] Bilibili Inc., ADR	Entertainment	11,880	551,232
[b] Blue Moon Group Holdings Ltd., 144A	Household Products	36,000	34,170
Blue Sail Medical Co. Ltd., A	Health Care Equipment & Supplies	2,400	6,148
Bluefocus Intelligent Communications Group Co. Ltd.	Media	9,600	16,199
Bluestar Adisseo Co., A	Chemicals	2,400	4,650
BOC International China Co. Ltd., A	Capital Markets	2,400	5,076
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	45,600	20,413
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	115,200	91,485
Boya Bio-pharmaceutical Group Co. Ltd., A	Biotechnology	2,400	14,474
Bright Dairy & Food Co. Ltd., A	Food Products	4,800	10,960
[a] BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	2,400	9,862
By-health Co. Ltd., A	Personal Products	4,800	20,350
BYD Co. Ltd.	Automobiles	6,100	257,198
BYD Co. Ltd., H	Automobiles	39,500	1,350,730
BYD Electronic International Co. Ltd.	Communications Equipment	38,500	140,987
C&S Paper Co. Ltd., A	Household Products	4,800	12,613
Caitong Securities Co. Ltd., A	Capital Markets	4,800	8,394
Camel Group Co. Ltd., A	Electrical Equipment	4,800	11,572
[a,b] CanSino Biologics Inc., 144A	Pharmaceuticals	3,200	73,963
[a] CanSino Biologics Inc., A	Pharmaceuticals	240	11,305
	Independent Power and Renewable
CECEP Solar Energy Co. Ltd.	Electricity Producers	9,600	16,908
	Independent Power and Renewable
CECEP Wind-Power Corp	Electricity Producers	16,800	17,199
Central China Securities Co. Ltd., A	Capital Markets	9,600	7,412
Central China Securities Co. Ltd., H	Capital Markets	48,000	8,619
	Independent Power and Renewable
CGN Power Co. Ltd., A	Electricity Producers	26,400	12,994
	Independent Power and Renewable
[b] CGN Power Co. Ltd., H, 144A	Electricity Producers	528,000	160,507
Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	1,200	51,215

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Changjiang Securities Co. Ltd.	Capital Markets	19,200	22,766
Changzhou Xingyu Automotive LightingSystems Co. Ltd., A	Auto Components	1,000	32,120
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd., A	Components	7,200	50,498
Chengdu Xingrong Environment Co. Ltd., A	Water Utilities	9,600	9,541
China Aoyuan Group Ltd.	Real Estate Management & Development	48,000	8,681
China Baoan Group Co. Ltd.	Industrial Conglomerates	9,600	21,784
China Cinda Asset Management Co. Ltd., H	Capital Markets	408,000	74,312
China CITIC Bank Corp. Ltd., A	Banks	31,200	22,668
China CITIC Bank Corp. Ltd., H	Banks	432,000	187,289
China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	16,800	16,618
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	96,000	55,411
China Communications Services Corp. Ltd., H	Construction & Engineering	114,000	55,565
China Conch Venture Holdings Ltd.	Construction & Engineering	79,500	388,511
China Construction Bank Corp., A	Banks	31,200	28,751
China Construction Bank Corp., H	Banks	4,440,000	3,075,305
[a] China COSCO Holdings Co. Ltd., A	Marine	40,380	118,682
China CSSC Holdings Ltd., A	Machinery	14,400	56,137
[b] China East Education Holdings Ltd., 144A	Diversified Consumer Services	24,000	15,023
[a] China Eastern Airlines Corp. Ltd., A	Airlines	36,000	29,212
[a] China Eastern Airlines Corp. Ltd., H	Airlines	96,000	36,325
China Everbright Bank Co. Ltd., A	Banks	136,800	71,422
China Everbright Bank Co. Ltd., H	Banks	144,000	50,978
China Evergrande Group	Real Estate Management & Development	96,000	19,579
[b] China Feihe Ltd., 144A	Food Products	120,000	160,999
China Galaxy Securities Co. Ltd., A	Capital Markets	7,200	12,670
China Galaxy Securities Co. Ltd., H	Capital Markets	180,000	103,434
China Great Wall Securities Co. Ltd., A	Capital Markets	7,200	14,663
	Technology Hardware, Storage &
China Greatwall Technology Group Co. Ltd.	Peripherals	9,600	21,377
China Hongqiao Group Ltd.	Metals & Mining	108,000	114,008
[a,b] China Huarong Asset Management Co. Ltd., 144A	Capital Markets	437,000	—
China International Capital Corp. Ltd., A	Capital Markets	2,400	18,505
[b] China International Capital Corp. Ltd., H, 144A	Capital Markets	67,200	185,319
China International Marine Containers (Group) Co. Ltd., H	Machinery	24,000	43,159
China International Marine Containers Group Co. Ltd.	Machinery	5,100	13,762
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	288,000	89,027
China Jushi Co. Ltd., A	Construction Materials	13,287	38,028
China Lesso Group Holdings Ltd.	Building Products	48,000	68,956
China Life Insurance Co. Ltd., A	Insurance	16,800	79,495
China Life Insurance Co. Ltd., H	Insurance	360,000	596,591
[a,b] China Literature Ltd., 144A	Media	19,200	120,673
[a] China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	10,344	386,245
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	168,000	392,186
China Medical System Holdings Ltd.	Pharmaceuticals	61,000	101,871
China Meheco Co. Ltd., A	Trading Companies & Distributors	2,400	4,457
China Meidong Auto Holdings Ltd.	Specialty Retail	22,000	113,438
China Merchants Bank Co. Ltd., A	Banks	69,600	533,132
China Merchants Bank Co. Ltd., H	Banks	180,000	1,397,971
China Merchants Expressway Network & Technology Holdings Co.
Ltd.	Transportation Infrastructure	9,600	11,579
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	64,000	116,568
China Merchants Property Operation & Service Co. Ltd., A	Real Estate Management & Development	4,800	15,293
[b] China Merchants Securities Co. Ltd., 144A	Capital Markets	57,600	88,214
China Merchants Securities Co. Ltd., A	Capital Markets	24,400	67,724
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	26,400	55,382
China Minsheng Banking Corp. Ltd., A	Banks	117,600	72,124
China Minsheng Banking Corp. Ltd., H	Banks	300,000	114,670
China Molybdenum Co. Ltd., A	Metals & Mining	31,200	27,378
China Molybdenum Co. Ltd., H	Metals & Mining	216,000	113,869
China National Accord Medicines Corp. Ltd., A	Health Care Providers & Services	2,400	13,957
China National Building Material Co. Ltd., H	Construction Materials	192,000	235,435
China National Chemical Engineering Co. Ltd., A	Construction & Engineering	16,800	31,703

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

China National Medicines Corp. Ltd., A	Health Care Providers & Services	2,400	11,900
	Independent Power and Renewable
China National Nuclear Power Co. Ltd., A	Electricity Producers	52,800	68,916
China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	12,000	86,428
China Oilfield Services Ltd., A	Energy Equipment & Services	4,800	11,322
China Oilfield Services Ltd., H	Energy Equipment & Services	96,000	84,101
China Orient Securities Co. Ltd., A	Capital Markets	19,200	44,505
China Overseas Land & Investment Ltd.	Real Estate Management & Development	180,000	426,202
China Pacific Insurance Group Co. Ltd., A	Insurance	21,600	92,119
China Pacific Insurance Group Co. Ltd., H	Insurance	124,800	338,561
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	112,800	75,034
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	1,200,000	558,727
China Railway Group Ltd., A	Construction & Engineering	72,000	65,557
China Railway Group Ltd., H	Construction & Engineering	192,000	101,464
	Electronic Equipment, Instruments &
[b] China Railway Signal & Communication Corp. Ltd., 144A	Components	72,000	26,320
	Electronic Equipment, Instruments &
China Railway Signal & Communication Corp. Ltd., A	Components	17,332	13,573
China Reinsurance Group Corp., H	Insurance	288,000	27,705
China Resources Cement Holdings Ltd.	Construction Materials	106,000	80,082
[b] China Resources Mixc Lifestyle Services Ltd., 144A	Real Estate Management & Development	28,800	134,279
[b] China Resources Pharmaceutical Group Ltd., 144A	Pharmaceuticals	84,000	38,249
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	90,200	301,966
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	2,400	12,923
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	24,000	84,994
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	159,552	374,102
China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	19,200	9,813
China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	14,400	13,406
China South Publishing & Media Group Co. Ltd., A	Media	7,200	10,836
[a] China Southern Airlines Co. Ltd., A	Airlines	38,400	41,123
[a] China Southern Airlines Co. Ltd., H	Airlines	68,000	40,732
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	139,200	109,450
China Taiping Insurance Holdings Co. Ltd.	Insurance	67,200	92,228
China Tourism Group Duty Free Corp. Ltd., A	Specialty Retail	6,500	224,273
[b] China Tower Corp. Ltd., H, 144A	Diversified Telecommunication Services	2,208,000	243,562
China TransInfo Technology Co. Ltd.	IT Services	2,400	5,642
China United Network Communications Ltd., A	Wireless Telecommunication Services	93,600	57,846
China Vanke Co. Ltd., A	Real Estate Management & Development	33,600	104,408
China Vanke Co. Ltd., H	Real Estate Management & Development	88,800	206,615
China World Trade Center Co. Ltd., A	Real Estate Management & Development	2,400	5,435
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	48,000	171,346
China Zheshang Bank Co. Ltd., A	Banks	24,000	13,210
Chinese Universe Publishing and Media Group Co. Ltd., A	Media	4,800	9,330
[a] Chongqing Brewery Co. Ltd., A	Beverages	2,400	57,110
Chongqing Changan Automobile Co. Ltd.	Automobiles	21,680	51,787
Chongqing Changan Automobile Co. Ltd., B	Automobiles	60,440	33,800
Chongqing Department Store Co. Ltd., A	Multiline Retail	2,400	9,820
Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	2,400	14,266
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	14,400	8,718
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	120,000	42,636
Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	4,800	94,052
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	192,000	115,501
Citic Pacific Ltd.	Industrial Conglomerates	240,000	237,036
Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	17,680	56,940
CITIC Securities Co. Ltd., A	Capital Markets	36,000	149,513
CITIC Securities Co. Ltd., H	Capital Markets	108,000	281,903
CMST Development Co. Ltd., A	Air Freight & Logistics	7,200	7,065
CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	26,400	12,164
Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	7,700	711,993
COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	168,000	30,599
COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	60,000	22,857
[a] COSCO SHIPPING Holdings Co. Ltd., H	Marine	156,000	302,544

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Country Garden Holdings Co. Ltd.	Real Estate Management & Development	360,000	319,536
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	85,000	509,152
CRRC Corp. Ltd., A	Machinery	84,000	80,446
CRRC Corp. Ltd., H	Machinery	192,000	82,501
[b] CSC Financial Co. Ltd., 144A	Capital Markets	48,000	52,517
CSC Financial Co. Ltd., A	Capital Markets	4,800	22,079
CSG Holding Co. Ltd.	Construction Materials	50,400	21,527
CSG Holding Co. Ltd.	Construction Materials	4,800	7,495
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	384,000	417,182
Daan Gene Co. Ltd., A	Biotechnology	3,640	11,483
[a] Dada Nexus Ltd., ADR	Internet & Direct Marketing Retail	3,129	41,178
[b] Dali Foods Group Co. Ltd., 144A	Food Products	96,000	50,239
DaShenLin Pharmaceutical Group Co. Ltd., A	Food & Staples Retailing	960	6,357
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., A	Electricity Producers	21,600	11,005
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	144,000	32,508
	Technology Hardware, Storage &
Dawning Information Industry Co. Ltd., A	Peripherals	4,800	20,811
DHC Software Co. Ltd.	IT Services	9,600	11,775
Dian Diagnostics Group Co. Ltd.	Health Care Providers & Services	2,400	12,670
[a,c] DiDi Global Inc., ADR	Road & Rail	14,400	71,712
Do-Fluoride Chemicals Co. Ltd., A	Chemicals	2,400	16,980
Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	2,400	18,399
Dongfang Electric Corp. Ltd., A	Electrical Equipment	9,600	32,337
Dongfang Electric Corp. Ltd., H	Electrical Equipment	14,400	24,233
Dongfeng Motor Group Co. Ltd., H	Automobiles	144,000	119,688
Dongxing Securities Co. Ltd., A	Capital Markets	9,600	17,557
East Group Co. Ltd., A	Electrical Equipment	4,800	7,586
East Money Information Co. Ltd.	Capital Markets	33,600	196,082
Ecovacs Robotics Co. Ltd., A	Household Durables	1,700	40,354
ENN Ecological Holdings Co. Ltd., A	Gas Utilities	9,600	27,717
ENN Energy Holdings Ltd.	Gas Utilities	36,500	687,275
Eve Energy Co. Ltd.	Electrical Equipment	6,300	117,083
[b] Everbright Securities Co. Ltd., 144A	Capital Markets	14,400	11,138
Everbright Securities Co. Ltd., A	Capital Markets	12,000	28,174
[a,b] Evergrande Property Services Group Ltd., 144A	Real Estate Management & Development	204,000	69,079
Fangda Carbon New Material Co. Ltd.	Electrical Equipment	12,000	20,418
Faw Jiefang Group Co. Ltd.	Automobiles	9,600	15,534
Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	4,800	13,572
Financial Street Holdings Co. Ltd., A	Real Estate Management & Development	12,000	10,681
First Capital Securities Co. Ltd.	Capital Markets	14,400	16,576
	Semiconductors & Semiconductor
Flat Glass Group Co Ltd., H	Equipment	24,000	121,904
	Semiconductors & Semiconductor
Flat Glass Group Co. Ltd., A	Equipment	2,400	21,867
Focus Media Information Technology Co. Ltd.	Media	48,000	61,821
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	5,256	86,877
Fosun International Ltd.	Industrial Conglomerates	108,000	116,501
Founder Securities Co. Ltd., A	Capital Markets	26,400	32,548
	Electronic Equipment, Instruments &
Foxconn Industrial Internet Co. Ltd., A	Components	14,400	26,993
Fu Jian Anjoy Foods Co. Ltd., A	Food Products	700	18,799
	Independent Power and Renewable
Fujian Funeng Co. Ltd., A	Electricity Producers	4,800	12,289
Fujian Sunner Development Co. Ltd.	Food Products	4,800	18,244
[a] Full Truck Alliance Co. Ltd., ADR	Road & Rail	3,936	32,944
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	7,200	53,374
[b] Fuyao Group Glass Industries Co. Ltd., 144A	Auto Components	28,800	148,871
G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	200	13,268
Ganfeng Lithium Co. Ltd.	Metals & Mining	4,800	107,827
[b] Ganfeng Lithium Co. Ltd., H, 144A	Metals & Mining	7,000	110,168
	Semiconductors & Semiconductor
[a] GCL System Integration Technology Co. Ltd.	Equipment	19,200	11,473

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Independent Power and Renewable
GD Power Development Co. Ltd., A	Electricity Producers	57,600	28,714
[a,c] GDS Holdings Ltd., ADR	IT Services	5,448	256,928
GEM Co. Ltd.	Metals & Mining	16,800	27,344
Gemdale Corp., A	Real Estate Management & Development	16,800	34,265
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	48,000	212,408
GF Securities Co. Ltd.	Capital Markets	19,200	74,245
GF Securities Co. Ltd., H	Capital Markets	72,000	137,234
	Semiconductors & Semiconductor
Gigadevice Semiconductor Beijing Inc., A	Equipment	2,448	67,696
Ginlong Technologies Co. Ltd., A	Electrical Equipment	900	32,771
Glarun Technology Co. Ltd., A	Communications Equipment	4,800	13,874
	Electronic Equipment, Instruments &
GoerTek Inc.	Components	12,000	102,091
[a] GOME Retail Holdings Ltd.	Specialty Retail	552,000	46,730
Gongniu Group Co. Ltd., A	Electrical Equipment	600	15,785
[a] Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	14,400	8,447
Great Wall Motor Co. Ltd., A	Automobiles	12,000	91,599
Great Wall Motor Co. Ltd., H	Automobiles	144,000	495,004
Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	22,590	15,417
Greentown China Holdings Ltd.	Real Estate Management & Development	36,000	57,997
	Technology Hardware, Storage &
GRG Banking Equipment Co. Ltd.	Peripherals	9,600	17,965
[a,c] GSX Techedu Inc., ADR	Diversified Consumer Services	6,864	13,316
	Independent Power and Renewable
Guangdong Baolihua New Energy Stock Co. Ltd.	Electricity Producers	7,200	6,703
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	38,400	12,609
[a] Guangdong Golden Dragon Development Inc.	Capital Markets	2,400	5,944
Guangdong Haid Group Co. Ltd.	Food Products	5,700	65,703
[a] Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	9,600	13,406
Guangdong Kinlong Hardware Products Co. Ltd.	Building Products	700	19,989
	Electronic Equipment, Instruments &
[a] Guangdong LY Intelligent Manufacturing Co. Ltd.	Components	24,000	27,778
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	2,400	9,322
[a] Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	21,600	22,215
[a] Guangshen Railway Co. Ltd., A	Road & Rail	12,000	4,227
[a] Guangshen Railway Co. Ltd., H	Road & Rail	48,000	8,188
	Independent Power and Renewable
Guangxi Guiguan Electric Power Co. Ltd., A	Electricity Producers	12,000	12,115
Guangxi Liugong Machinery Co. Ltd.	Machinery	4,800	5,820
Guangzhou Automobile Group Co. Ltd., A	Automobiles	12,000	28,665
Guangzhou Automobile Group Co. Ltd., H	Automobiles	154,000	151,900
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	4,800	25,815
Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	14,400	41,466
Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	7,200	12,364
Guangzhou Kingmed Diagnostics Group Co. Ltd.	Health Care Providers & Services	2,400	42,033
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	76,800	28,567
	Electronic Equipment, Instruments &
Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Components	700	8,960
Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	3,230	58,235
Guangzhou Wondfo Biotech Co. Ltd., A	Health Care Equipment & Supplies	2,400	14,863
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A	Capital Markets	6,410	8,770
Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	4,800	6,869
[a] Guizhou Bailing Group Pharmaceutical Co. Ltd., A	Pharmaceuticals	4,800	5,737
Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	4,800	5,488
[a] Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	7,200	8,401
Guolian Securities Co. Ltd., A	Capital Markets	4,800	10,545
Guosen Securities Co. Ltd.	Capital Markets	16,800	30,329
[a] Guosheng Financial Holding Inc.	Electrical Equipment	7,200	10,870
[a,b] Guotai Junan Securities Co. Ltd., 144A	Capital Markets	33,600	52,148
Guotai Junan Securities Co. Ltd., A	Capital Markets	24,000	67,520
[a] Guoxuan High-Tech Co. Ltd.	Electrical Equipment	4,800	38,685
Guoyuan Securities Co. Ltd.	Capital Markets	14,400	17,437

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[b] Haidilao International Holding Ltd., 144A	Hotels, Restaurants & Leisure	48,000	108,359
Haier Smart Home Co. Ltd., A	Household Durables	21,600	101,528
Haier Smart Home Co. Ltd., H	Household Durables	105,600	446,304
Haitian International Holdings Ltd.	Machinery	29,000	80,532
Haitong Securities Co. Ltd., A	Capital Markets	31,200	60,152
Haitong Securities Co. Ltd., H	Capital Markets	163,200	144,647
Han's Laser Technology Industry Group Co. Ltd., A	Machinery	2,400	20,380
[a] Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	4,800	23,030
Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	12,000	8,794
	Semiconductors & Semiconductor
Hangzhou First Applied Material Co. Ltd., A	Equipment	2,400	49,272
Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	2,400	11,326
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	2,400	13,594
Hangzhou Shunwang Technology Co. Ltd.	Entertainment	2,400	6,156
	Semiconductors & Semiconductor
Hangzhou Silan Microelectronics Co. Ltd., A	Equipment	4,800	40,912
Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	2,400	48,234
[b] Hangzhou Tigermed Consulting Co. Ltd., H, 144A	Life Sciences Tools & Services	5,900	74,920
[b] Hansoh Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	48,000	116,979
Harbin Boshi Automation Co. Ltd.	Machinery	4,800	9,843
Hefei Meiya Optoelectronic Technology Inc.	Machinery	2,400	14,138
Heilongjiang Agriculture Co. Ltd., A	Food Products	4,800	10,990
Hello Group Inc., ADR	Interactive Media & Services	7,488	67,242
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	9,600	47,630
Hengan International Group Co. Ltd.	Personal Products	36,000	185,396
	Electronic Equipment, Instruments &
Hengdian Group DMEGC Magnetics Co. Ltd.	Components	4,800	14,244
Hengli Petrochemical Co. Ltd., A	Chemicals	9,600	34,677
[a] HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	96,000	36,325
Hengyi Petrochemical Co. Ltd., A	Chemicals	12,000	20,041
Hesteel Co. Ltd.	Metals & Mining	26,400	10,213
Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	2,400	54,567
	Electronic Equipment, Instruments &
[a] Holitech Technology Co. Ltd.	Components	9,600	5,269
Hongfa Technology Co. Ltd., A	Electrical Equipment	2,400	28,170
Hongta Securities Co. Ltd., A	Capital Markets	6,120	11,472
Hopson Development Holdings Ltd.	Real Estate Management & Development	32,340	67,448
Hoshine Silicon Industry Co. Ltd., A	Chemicals	2,400	49,807
	Semiconductors & Semiconductor
[a,b] Hua Hong Semiconductor Ltd., 144A	Equipment	24,000	132,370
	Independent Power and Renewable
Huadian Power International Corp. Ltd., A	Electricity Producers	21,600	18,173
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	96,000	41,866
Huadong Medicine Co. Ltd., A	Health Care Providers & Services	4,800	30,344
Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	9,600	9,088
Huafon Chemical Co. Ltd.	Chemicals	12,000	19,701
	Electronic Equipment, Instruments &
Huagong Tech Co. Ltd.	Components	2,400	10,515
Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	7,200	12,658
Hualan Biological Engineering Inc.	Biotechnology	5,460	25,020
	Independent Power and Renewable
Huaneng Power International Inc., A	Electricity Producers	24,000	36,571
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	192,000	128,307
Huapont Life Sciences Co. Ltd.	Chemicals	4,800	5,465
[b] Huatai Securities Co. Ltd., 144A	Capital Markets	76,800	127,864
Huatai Securities Co. Ltd., A	Capital Markets	24,000	67,029
Huaxi Securities Co. Ltd.	Capital Markets	7,200	11,153
Huaxia Bank Co. Ltd., A	Banks	50,400	44,384
Huaxin Cement Co. Ltd., A	Construction Materials	4,800	14,568
Huaxin Cement Co. Ltd., B	Construction Materials	16,800	30,912
Huayu Automotive Systems Co. Ltd.	Auto Components	12,000	53,404
Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	7,200	3,748

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Independent Power and Renewable
Hubei Energy Group Co. Ltd.	Electricity Producers	21,600	17,799
Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	4,800	12,749
Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	2,400	53,408
Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	4,800	16,999
Hunan Valin Steel Co. Ltd., A	Metals & Mining	21,600	17,357
Hundsun Technologies Inc., A	Software	5,020	49,063
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	4,800	11,209
[b] Hygeia Healthcare Holdings Co. Ltd., 144A	Health Care Providers & Services	14,400	90,135
[a] I-Mab, ADR	Biotechnology	1,248	59,143
Iflytek Co. Ltd.	Software	7,200	59,454
Imeik Technology Development Co. Ltd., A	Biotechnology	600	50,584
Industrial and Commercial Bank of China Ltd.	Banks	256,800	186,975
Industrial and Commercial Bank of China Ltd., H	Banks	3,744,000	2,113,002
Industrial Bank Co. Ltd., A	Banks	69,600	208,393
Industrial Securities Co. Ltd., A	Capital Markets	21,600	33,560
	Semiconductors & Semiconductor
Ingenic Semiconductor Co. Ltd., A	Equipment	1,300	27,394
[a] Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	132,000	57,914
Inner Mongolia Junzheng Energy & Chemical Industry Group Co.
Ltd., A	Chemicals	24,000	19,739
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	19,200	125,181
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	50,400	43,999
[a,b] Innovent Biologics Inc., 144A	Biotechnology	63,500	392,991
	Technology Hardware, Storage &
Inspur Electronic Information Industry Co. Ltd.	Peripherals	4,908	27,654
Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	1,575	14,326
[a,c] Iqiyi Inc., ADR	Entertainment	14,808	67,524
	Semiconductors & Semiconductor
JA Solar Technology Co. Ltd., A	Equipment	4,800	69,973
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	2,400	20,116
Jason Furniture Hangzhou Co. Ltd., A	Household Durables	2,400	29,121
[a,b] JD Health International Inc., 144A	Internet & Direct Marketing Retail	34,800	274,292
[a,b] JD Logistics Inc., 144A	Air Freight & Logistics	19,200	65,139
[a] JD.com Inc., A	Internet & Direct Marketing Retail	59,872	2,104,194
Jiajiayue Group Co. Ltd., A	Food & Staples Retailing	2,400	6,280
Jiangling Motors Corp. Ltd., A	Automobiles	2,400	6,156
	Semiconductors & Semiconductor
Jiangsu Changjiang Electronics Technology Co. Ltd., A	Equipment	4,800	23,415
Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	9,600	29,197
Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	7,200	9,760
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	58,000	59,441
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	3,680	47,338
Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	20,340	162,201
Jiangsu King's Luck Brewery JSC Ltd	Beverages	4,800	41,063
Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	7,200	13,734
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	5,400	139,886
Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	900	18,569
Jiangsu Yoke Technology Co. Ltd., A	Chemicals	2,400	30,635
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A	Health Care Equipment & Supplies	2,400	14,266
Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	14,400	9,375
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	9,600	25,604
Jiangxi Copper Co. Ltd., A	Metals & Mining	7,200	25,283
Jiangxi Copper Co. Ltd., H	Metals & Mining	48,000	76,836
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	9,600	14,583
Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	4,800	13,942
Jinke Properties Group Co. Ltd., A	Real Estate Management & Development	19,200	13,527
Jinke Smart Services Group Co. Ltd., H	Real Estate Management & Development	9,600	41,804
[a,b] Jinxin Fertility Group Ltd., 144A	Health Care Providers & Services	66,500	74,294
JiuGui Liquor Co. Ltd., A	Beverages	900	30,075
[b] Jiumaojiu International Holdings Ltd., 144A	Hotels, Restaurants & Leisure	24,000	42,174
Jizhong Energy Resources Co. Ltd., A	Oil, Gas & Consumable Fuels	9,600	8,318
JoInc.are Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	7,200	14,538
Joinn Laboratories China Co. Ltd., A	Life Sciences Tools & Services	1,000	18,152

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	7,200	16,667
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	2,400	14,330
Joyoung Co. Ltd.	Household Durables	2,400	8,756
[c] JOYY Inc., ADR	Interactive Media & Services	2,520	114,484
Kaishan Group Co. Ltd., A	Machinery	2,400	5,993
[a] Kanzhun Ltd., ADR	Interactive Media & Services	2,640	92,083
[a] KE Holdings Inc., ADR	Real Estate Management & Development	10,992	221,159
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	36,000	175,237
[a] Kingdee International Software Group Co. Ltd.	Software	120,000	369,406
Kingfa Sci & Tech Co. Ltd., A	Chemicals	9,600	18,992
[a,c] Kingsoft Cloud Holdings Ltd., ADR	IT Services	4,368	68,796
Kingsoft Corp. Ltd.	Software	40,200	176,603
[a,b] Kuaishou Technology, 144A, B	Interactive Media & Services	74,400	687,572
[a] Kuang-Chi Technologies Co. Ltd.	Auto Components	7,200	27,185
Kunlun Tech Co. Ltd.	Entertainment	4,800	17,474
Kweichow Moutai Co. Ltd., A	Beverages	4,200	1,353,976
KWG Group Holdings Ltd.	Real Estate Management & Development	60,000	39,249
KWG Living Group Holdings Ltd.	Real Estate Management & Development	48,500	19,907
Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	9,600	32,726
Laobaixing Pharmacy Chain JSC	Food & Staples Retailing	2,400	18,637
	Technology Hardware, Storage &
[b] Legend Holdings Corp., 144A	Peripherals	24,000	35,463
	Electronic Equipment, Instruments &
Lens Technology Co. Ltd.	Components	16,800	60,711
Leo Group Co. Ltd.	Media	26,400	10,213
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	7,200	25,623
	Electronic Equipment, Instruments &
Leyard Optoelectronic Co. Ltd.	Components	9,600	15,474
[a] Li Auto Inc., ADR	Automobiles	19,584	628,646
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	108,000	1,182,330
	Electronic Equipment, Instruments &
LianChuang Electronic Technology Co. Ltd., A	Components	5,460	20,830
Lianhe Chemical Technology Co. Ltd.	Chemicals	2,400	6,782
Liaoning Port Co. Ltd., A	Transportation Infrastructure	40,800	11,100
Livzon Pharmaceutical Group Inc.	Pharmaceuticals	2,400	15,176
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	7,200	26,320
Logan Group Co. Ltd.	Real Estate Management & Development	48,000	36,694
Lomon Billions Group Co. Ltd.	Chemicals	7,200	32,371
[b] Longfor Group Holdings Ltd., 144A	Real Estate Management & Development	89,000	418,955
	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	18,200	246,710
Luenmei Quantum Co. Ltd., A	Water Utilities	4,800	6,801
[a] Lufax Holding Ltd., ADR	Consumer Finance	26,088	146,875
Luxi Chemical Group Co. Ltd., A	Chemicals	7,200	17,278
	Electronic Equipment, Instruments &
Luxshare Precision Industry Co. Ltd., A	Components	24,099	186,454
[a,b] Luye Pharma Group Ltd., 144A	Pharmaceuticals	84,000	38,357
Luzhou Laojiao Co. Ltd., A	Beverages	5,100	203,605
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	12,000	6,963
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	48,000	17,608
Maccura Biotechnology Co. Ltd.	Life Sciences Tools & Services	2,400	11,017
Mango Excellent Media Co. Ltd.	Entertainment	7,230	65,057
	Electronic Equipment, Instruments &
Maxscend Microelectronics Co. Ltd., A	Components	1,020	52,419
[a] Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	12,000	14,814
[a,b] Meituan Dianping, 144A	Internet & Direct Marketing Retail	184,800	5,342,781
Metallurgical Corp. of China Ltd.	Construction & Engineering	120,000	30,630
Metallurgical Corp. of China Ltd., A	Construction & Engineering	52,800	31,801
[a] Ming Yuan Cloud Group Holdings Ltd.	Software	24,000	54,672
MINISO Group Holding Ltd., ADR	Multiline Retail	3,408	35,239
	Semiconductors & Semiconductor
Montage Technology Co. Ltd.	Equipment	3,717	49,024
Muyuan Foods Co. Ltd.	Food Products	17,360	145,671

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

NanJi E-Commerce Co. Ltd.	Media	9,600	10,417
Nanjing Hanrui Cobalt Co. Ltd., A	Metals & Mining	800	10,087
Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	19,200	11,171
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	3,450	22,786
Nanjing Securities Co. Ltd., A	Capital Markets	12,000	18,701
Nanyang Topsec Technologies Group Inc., A	Electrical Equipment	4,800	14,470
Nari Technology Development Co. Ltd., A	Electrical Equipment	19,200	120,863
	Semiconductors & Semiconductor
[a] National Silicon Industry Group Co. Ltd., A	Equipment	5,700	23,144
	Semiconductors & Semiconductor
NAURA Technology Group Co. Ltd., A	Equipment	1,800	98,228
[a] NavInfo Co. Ltd.	Household Durables	7,200	18,025
NetEase Inc.	Entertainment	72,000	1,454,536
New China Life Insurance Co. Ltd., A	Insurance	7,200	44,022
New China Life Insurance Co. Ltd., H	Insurance	45,600	121,950
[a] New Hope Liuhe Co. Ltd.	Food Products	14,400	34,443
[a,c] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	64,560	135,576
Newland Digital Technology Co. Ltd.	Software	2,400	6,839
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	78,000	83,740
	Technology Hardware, Storage &
Ninestar Corp.	Peripherals	2,400	18,025
Ningbo Joyson Electronic Corp.	Auto Components	4,800	16,584
Ningbo Tuopu Group Co. Ltd., A	Auto Components	2,400	20,003
Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	28,800	17,980
Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	9,600	26,208
[a] NIO Inc., ADR	Automobiles	59,592	1,887,875
Northeast Securities Co. Ltd.	Capital Markets	7,200	9,941
NSFOCUS Information Technology Co. Ltd.	Software	2,400	5,986
[a] Oceanwide Holdings Co. Ltd.	Diversified Financial Services	9,600	2,838
[a] Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	7,200	8,899
Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	12,000	8,699
	Electronic Equipment, Instruments &
OFILM Group Co. Ltd.	Components	9,600	14,644
[a] OneConnect Financial Technology Co. Ltd., ADR	Software	5,976	14,761
Oppein Home Group Inc., A	Household Durables	900	20,876
[b] Orient Securities Co. Ltd. of China, 144A	Capital Markets	38,400	32,803
Oriental Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	4,800	9,503
[a] Ourpalm Co. Ltd.	Entertainment	12,000	9,171
Ovctek China Inc., A	Health Care Equipment & Supplies	3,120	28,148
[a] Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	31,200	19,086
People.cn Co. Ltd.	Media	4,800	10,885
Perfect World Co. Ltd., A	Entertainment	4,800	15,331
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	1,008,000	448,644
Pharmaron Beijing Co. Ltd., A	Life Sciences Tools & Services	1,000	22,216
[b] Pharmaron Beijing Co. Ltd., H, 144A	Life Sciences Tools & Services	7,200	111,099
PICC Property and Casualty Co. Ltd., H	Insurance	336,000	274,530
[a] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	17,688	1,031,210
Ping An Bank Co. Ltd., A	Banks	64,800	167,935
[a,b] Ping An Healthcare and Technology Co. Ltd., 144A	Health Care Technology	19,200	69,818
Ping An Insurance Group Co. of China Ltd., A	Insurance	36,000	285,382
Ping An Insurance Group Co. of China Ltd., H	Insurance	283,500	2,041,805
Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	7,200	9,477
Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	40,800	100,283
Poly Property Services Co. Ltd., H	Real Estate Management & Development	5,800	45,604
[b] Pop Mart International Group Ltd., 144A	Specialty Retail	19,200	110,083
[b] Postal Savings Bank of China Co. Ltd., 144A	Banks	456,000	319,936
Power Construction Corp. of China Ltd.	Construction & Engineering	36,000	45,743
Proya Cosmetics Co. Ltd.	Personal Products	700	22,931
Qingdao Rural Commercial Bank Corp., A	Banks	7,200	4,370
Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	2,400	9,386
	Electronic Equipment, Instruments &
Raytron Technology Co. Ltd., A	Components	1,348	16,655
[a,b] Red Star Macalline Group Corp. Ltd., 144A	Real Estate Management & Development	30,000	14,353
[a] Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	5,000	6,927

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a,b] Remegen Co. Ltd., H, 144A	Biotechnology	3,500	34,972
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	12,000	8,209
[a,c] RLX Technology Inc., ADR	Tobacco	34,560	134,784
Rongsheng Petro Chemical Co. Ltd.	Chemicals	10,500	29,986
SAIC Motor Corp Ltd	Automobiles	33,600	109,005
Sangfor Technologies Inc.	Software	300	9,011
Sansteel Minguang Co. Ltd.	Metals & Mining	4,800	5,133
Sany Heavy Industry Co. Ltd., A	Machinery	28,800	103,261
SDIC Capital Co. Ltd., A	Capital Markets	15,360	19,855
	Independent Power and Renewable
SDIC Power Holdings Co. Ltd., A	Electricity Producers	24,000	43,289
Sealand Securities Co. Ltd.	Capital Markets	20,240	13,082
[a] Seazen Group Ltd.	Real Estate Management & Development	96,000	64,892
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	7,200	32,982
SF Holding Co. Ltd.	Air Freight & Logistics	9,600	104,046
	Semiconductors & Semiconductor
SG Micro Corp., A	Equipment	850	41,303
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	24,000	46,045
Shaanxi International Trust Co. Ltd.	Capital Markets	12,000	6,095
Shandong Chenming Paper Holdings Ltd., A	Paper & Forest Products	4,800	5,465
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	28,800	12,929
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	24,000	11,482
Shandong Denghai Seeds Co. Ltd.	Food Products	2,400	9,734
[b] Shandong Gold Mining Co. Ltd., 144A	Metals & Mining	30,500	52,188
Shandong Gold Mining Co. Ltd., A	Metals & Mining	12,684	37,539
Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	9,600	7,790
Shandong Himile Mechanical Science & Technology Co. Ltd.	Machinery	2,400	10,477
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	7,280	35,833
Shandong Linglong Tyre Co. Ltd., A	Auto Components	2,400	13,795
Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	36,000	26,664
Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	2,400	16,569
Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	7,200	13,009
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	110,300	137,657
Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	4,800	5,103
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	9,600	8,448
Shanghai Bairun Investment Holding Group Co. Ltd.	Beverages	2,400	22,581
Shanghai Baosight Software Co. Ltd., A	Software	2,970	28,411
Shanghai Baosight Software Co. Ltd., B	Software	18,346	88,556
Shanghai Construction Group Co. Ltd., A	Construction & Engineering	28,800	16,304
Shanghai Electric Group Co. Ltd., A	Electrical Equipment	28,800	22,011
Shanghai Electric Group Co. Ltd., H	Electrical Equipment	144,000	43,959
	Independent Power and Renewable
Shanghai Electric Power Co. Ltd., A	Electricity Producers	9,600	19,354
Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	4,800	9,503
Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	7,200	55,412
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	24,000	105,742
	Electronic Equipment, Instruments &
Shanghai Friendess Electronic Technology Corp. Ltd., A	Components	300	18,185
Shanghai Huayi Group Co. Ltd., B	Chemicals	14,400	10,584
[a] Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	6,500	47,725
Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	33,600	28,955
Shanghai Jahwa United Co. Ltd., A	Personal Products	2,400	15,251
Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	7,200	14,112
Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	2,400	22,117
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A	Real Estate Management & Development	2,400	4,820
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	14,400	13,046
[a] Shanghai Junshi Biosciences Co. Ltd., A	Biotechnology	569	5,993
[a,b] Shanghai Junshi Biosciences Co. Ltd., H, 144A	Biotechnology	9,600	71,418
Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	5,600	13,095
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	7,200	12,296
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	55,200	50,287
Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	2,400	24,347
Shanghai Mechanical and Electrical Industry Co. Ltd., A	Machinery	2,400	6,008
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	9,600	13,094

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	7,200	22,498
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	38,400	72,798
Shanghai Pudong Development Bank Co. Ltd., A	Banks	98,415	132,013
Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	2,460	62,132
Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	19,200	20,592
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	26,400	7,603
Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	9,600	4,952
Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	7,200	6,091
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	7,200	6,494
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	14,400	23,324
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	4,800	11,368
[a] Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	52,800	15,048
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	9,600	17,074
Shanxi Securities Co. Ltd.	Capital Markets	12,200	12,662
Shanxi Taigang Stainless Steel Co. Ltd., A	Metals & Mining	19,200	21,256
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	4,120	204,592
Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	14,400	18,727
Shanying International Holding Co. Ltd., A	Paper & Forest Products	14,400	7,450
Shenghe Resources Holding Co. Ltd., A	Metals & Mining	4,800	14,810
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	7,200	26,664
	Electronic Equipment, Instruments &
Shennan Circuits Co. Ltd., A	Components	1,100	21,073
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	74,400	59,903
[b,d] Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	76,800	18,717
Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	2,400	6,218
Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	4,800	4,823
[a] Shenzhen Airport Co. Ltd.	Transportation Infrastructure	9,600	11,051
Shenzhen Capchem Technology Co. Ltd., A	Chemicals	2,400	42,648
	Independent Power and Renewable
Shenzhen Energy Group Co. Ltd.	Electricity Producers	14,400	18,342
	Electronic Equipment, Instruments &
Shenzhen Everwin Precision Technology Co. Ltd.	Components	4,880	15,225
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	24,000	23,242
Shenzhen Gas Corporation Ltd., A	Gas Utilities	7,900	10,970
	Semiconductors & Semiconductor
Shenzhen Goodix Technology Co. Ltd., A	Equipment	200	3,389
[b] Shenzhen Hepalink Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	12,000	12,529
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	2,400	6,454
Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	2,400	6,503
Shenzhen Infogem Technologies Co. Ltd., A	Software	2,400	5,782
Shenzhen Inovance Technology Co. Ltd.	Machinery	8,150	87,920
Shenzhen International Holdings Ltd.	Transportation Infrastructure	48,000	49,870
Shenzhen Investment Ltd.	Real Estate Management & Development	96,000	20,687
Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	4,800	11,421
	Technology Hardware, Storage &
Shenzhen Kaifa Technology Co. Ltd.	Peripherals	4,800	11,956
Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	2,400	37,190
Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	2,400	5,405
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	3,100	185,638
[a] Shenzhen MTC Co. Ltd.	Household Durables	16,800	12,840
[a] Shenzhen Neptunus Bioengineering Co. Ltd.	Health Care Providers & Services	9,600	5,329
Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	28,800	31,884
[a] Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	2,400	10,311
	Semiconductors & Semiconductor
Shenzhen SC New Energy Technology Corp., A	Equipment	500	8,987
Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	2,400	9,556
	Technology Hardware, Storage &
Shenzhen Transsion Holdings Co. Ltd., A	Peripherals	2,688	66,322
Shenzhen Yan Tian Port Holding Co. Ltd., A	Transportation Infrastructure	7,200	6,001
Shenzhen YUTO Packaging Technology Co. Ltd.	Containers & Packaging	2,400	12,715
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	12,000	9,266
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	36,000	692,174
[a] Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	4,800	5,223

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Shijiazhuang Yiling Pharmaceutical Co. Ltd., A	Pharmaceuticals	3,280	10,110
Shimao Group Holdings Ltd.	Real Estate Management & Development	72,000	47,099
[b] Shimao Services Holdings Ltd., 144A	Real Estate Management & Development	24,000	16,685
[a] Siasun Robot & Automation Co. Ltd.	Machinery	4,800	8,431
	Independent Power and Renewable
Sichuan Chuantou Energy Co Ltd., A	Electricity Producers	14,400	28,306
[a] Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	28,800	15,444
Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	4,800	14,289
Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	16,800	31,809
Sichuan Swellfun Co. Ltd., A	Beverages	2,400	45,286
Sieyuan Electric Co. Ltd.	Electrical Equipment	2,400	18,573
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	144,000	33,616
Sinolink Securities Co. Ltd., A	Capital Markets	9,600	17,104
Sinoma International Engineering Co.	Construction & Engineering	7,200	12,942
Sinoma Science & Technology Co. Ltd.	Chemicals	4,800	25,679
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	72,000	35,555
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	144,000	12,006
[a] Sinopec Oilfield Service Corp., A	Energy Equipment & Services	21,600	7,269
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	12,000	7,869
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	144,000	33,062
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	57,600	125,303
Sinotrans Ltd., A	Air Freight & Logistics	12,000	8,454
Sinotrans Ltd., H	Air Freight & Logistics	96,000	30,784
Sinotruk Hong Kong Ltd.	Machinery	36,000	55,411
Skshu Paint Co. Ltd., A	Chemicals	980	21,445
[b] Smoore International Holdings Ltd., 144A	Tobacco	82,000	418,083
[a] Soho China Ltd.	Real Estate Management & Development	96,000	21,179
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	7,860	17,700
SooChow Securities Co. Ltd., A	Capital Markets	17,004	23,691
Southwest Securities Co. Ltd., A	Capital Markets	21,600	17,969
	Semiconductors & Semiconductor
StarPower Semiconductor Ltd., A	Equipment	500	29,957
[a] STO Express Co. Ltd.	Air Freight & Logistics	4,800	6,861
Sun Art Retail Group Ltd.	Food & Staples Retailing	72,000	28,906
Sunac China Holdings Ltd.	Real Estate Management & Development	124,000	187,361
[a,b] Sunac Services Holdings Ltd., 144A	Real Estate Management & Development	25,898	26,409
Sungrow Power Supply Co. Ltd.	Electrical Equipment	4,800	110,054
[a] Suning Universal Co. Ltd.	Real Estate Management & Development	12,000	8,888
[a] Suning.com Co. Ltd.	Specialty Retail	33,600	21,769
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	31,200	986,868
Sunwoda Electronic Co. Ltd., A	Electrical Equipment	4,800	31,824
Suofeiya Home Collection Co. Ltd.	Household Durables	2,400	8,379
Suzhou Anjie Technology Co. Ltd., A	Electrical Equipment	2,400	6,427
	Electronic Equipment, Instruments &
Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Components	4,800	20,456
Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	7,200	6,884
Suzhou Maxwell Technologies Co. Ltd., A	Electrical Equipment	400	40,402
Taiji Computer Corp. Ltd., A	IT Services	2,400	10,394
[a,c] TAL Education Group, ADR	Diversified Consumer Services	21,600	84,888
Tangshan Jidong Cement Co. Ltd.	Construction Materials	2,400	4,514
TangShan Port Group Co. Ltd., A	Transportation Infrastructure	16,800	7,265
Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	7,400	10,124
TBEA Co. Ltd., A	Electrical Equipment	12,000	39,949
TCL Corp.	Household Durables	45,600	44,244
Tencent Holdings Ltd.	Interactive Media & Services	284,300	16,657,676
[a] Tencent Music Entertainment Group, ADR	Entertainment	27,600	189,060
The People's Insurance Co. Group of China Ltd., H	Insurance	384,000	116,240
Thunder Software Technology Co. Ltd.	Software	1,200	26,121
Tian Di Science & Technology Co. Ltd., A	Machinery	4,800	3,306
Tianfeng Securities Co. Ltd., A	Capital Markets	21,650	13,789
Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	9,600	11,821
	Semiconductors & Semiconductor
Tianjin Zhonghuan Semiconductor Co. Ltd.	Equipment	9,600	63,028

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Electronic Equipment, Instruments &
Tianma Microelectronics Co. Ltd.	Components	7,200	14,742
	Semiconductors & Semiconductor
Tianshui Huatian Technology Co. Ltd., A	Equipment	9,600	19,188
Times China Holdings Ltd.	Real Estate Management & Development	35,000	16,925
[a] Tongcheng-Elong Holdings Ltd.	Internet & Direct Marketing Retail	42,000	77,791
	Semiconductors & Semiconductor
TongFu Microelectronics Co. Ltd., A	Equipment	4,800	14,666
Tongkun Group Co. Ltd., A	Chemicals	7,200	23,981
Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	33,600	18,388
Tongwei Co. Ltd., A	Food Products	14,400	101,811
[a] Topchoice Medical Investment Corp., A	Health Care Providers & Services	1,200	37,553
[b] Topsports International Holdings Ltd., 144A	Specialty Retail	72,000	72,865
TravelSky Technology Ltd., H	IT Services	48,000	80,777
[a] Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	25,296	622,788
Tsingtao Brewery Co. Ltd., A	Beverages	2,400	37,364
Tsingtao Brewery Co. Ltd., H	Beverages	24,400	228,467
[a,c] Tuya Inc., ADR	Software	9,600	60,000
	Semiconductors & Semiconductor
Unigroup Guoxin Microelectronics Co. Ltd.	Equipment	2,400	84,918
	Electronic Equipment, Instruments &
Unisplendour Corp. Ltd.	Components	4,800	17,248
	Electronic Equipment, Instruments &
Universal Scientific Industrial Shanghai Co. Ltd., A	Components	2,400	6,061
Valiant Co. Ltd., A	Chemicals	2,400	8,922
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	20,496	172,166
Visual China Group Co. Ltd., A	Internet & Direct Marketing Retail	2,400	9,020
Walvax Biotechnology Co. Ltd.	Biotechnology	4,800	42,421
Wangsu Science & Technology Co. Ltd.	IT Services	7,200	7,575
Wanhua Chemical Group Co. Ltd., A	Chemicals	10,500	166,770
Wanxiang Qianchao Co. Ltd.	Auto Components	12,000	12,021
[a] Weibo Corp., ADR	Interactive Media & Services	2,640	81,787
Weichai Power Co. Ltd., A	Machinery	24,000	67,520
Weichai Power Co. Ltd., H	Machinery	96,000	187,905
Weifu High-Technology Co. Ltd., B	Auto Components	7,200	13,964
Weifu High-Technology Group Co. Ltd., A	Auto Components	2,400	8,130
Weihai Guangwei Composites Co. Ltd., A	Chemicals	2,400	31,884
[a] Wens Foodstuffs Group Co. Ltd.	Food Products	7,200	21,807
Western Securities Co. Ltd.	Capital Markets	14,400	18,274
Western Superconducting Technologies Co. Ltd., A	Metals & Mining	1,488	22,684
	Electronic Equipment, Instruments &
Westone Information Industry Inc.	Components	2,400	21,113
	Semiconductors & Semiconductor
Will Semiconductor Ltd., A	Equipment	2,400	117,289
	Electronic Equipment, Instruments &
Wingtech Technology Co. Ltd., A	Components	4,800	97,599
Winning Health Technology Group Co. Ltd.	Health Care Technology	8,100	21,348
Wolong Electric Group Co. Ltd., A	Electrical Equipment	4,800	13,806
Wuchan Zhongda Group Co. Ltd., A	Distributors	19,200	17,874
	Electronic Equipment, Instruments &
Wuhan Guide Infrared Co. Ltd.	Components	8,738	33,267
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	4,800	20,395
Wuliangye Yibin Co. Ltd., A	Beverages	13,100	458,692
	Electronic Equipment, Instruments &
WUS Printed Circuit Kunshan Co. Ltd.	Components	7,240	18,877
[b] WuXi AppTec Co. Ltd., 144A	Life Sciences Tools & Services	15,720	272,206
WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	3,260	60,791
[a,b] WuXi Biologics (Cayman) Inc., 144A	Life Sciences Tools & Services	155,400	1,844,756
	Electronic Equipment, Instruments &
Wuxi Lead Intelligent Equipment Co. Ltd.	Components	3,480	40,699
Wuxi Shangji Automation Co. Ltd., A	Machinery	900	23,633
XCMG Construction Machinery Co. Ltd.	Machinery	24,000	22,607
Xiamen C & D Inc., A	Trading Companies & Distributors	12,000	17,116

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	4,800	5,442
	Electronic Equipment, Instruments &
Xiamen Meiya Pico Information Co. Ltd.	Components	2,400	6,488
Xiamen Tungsten Co. Ltd., A	Metals & Mining	4,800	17,082
[a] Xian International Medical Investment Co. Ltd., A	Health Care Providers & Services	7,200	12,489
	Technology Hardware, Storage &
[a,b] Xiaomi Corp., B, 144A	Peripherals	628,800	1,524,354
Xinfengming Group Co. Ltd., A	Chemicals	2,400	5,605
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	24,000	18,193
Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	12,000	31,080
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	28,800	56,224
Xinjiang Zhongtai Chemical Co. Ltd., A	Chemicals	9,600	14,402
Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	12,000	8,171
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	204,000	345,918
[a] XPeng Inc., ADR	Automobiles	23,400	1,177,722
Xuji Electric Co. Ltd., A	Electrical Equipment	2,400	9,851
[b] Yadea Group Holdings Ltd., 144A	Automobiles	48,000	93,583
Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	7,200	13,417
Yango Group Co. Ltd.	Real Estate Management & Development	16,800	7,979
[b] Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., 144A	Communications Equipment	12,000	19,917
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	105,600	104,962
Yantai Changyu Pioneer Wine Co. Ltd., A	Beverages	2,400	12,024
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	9,600	17,103
Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	3,160	15,862
Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	2,400	15,097
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	4,800	17,761
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	96,000	190,860
[a] Yatsen Holding Ltd., ADR	Personal Products	3,312	7,121
Yealink Network Technology Corp. Ltd., A	Communications Equipment	3,000	38,426
Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	4,800	13,300
Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	1,690	14,646
[a] Yihai International Holding Ltd.	Food Products	24,000	110,976
Yihai Kerry Arawana Holdings Co. Ltd., A	Food Products	4,800	47,501
Yintai Gold Co. Ltd., A	Metals & Mining	9,800	13,531
Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	33,600	21,399
Yonyou Network Technology Co. Ltd., A	Software	10,590	59,753
Youngor Group Co. Ltd., A	Real Estate Management & Development	16,800	18,203
YTO Express Group Co. Ltd., A	Air Freight & Logistics	9,600	25,181
[a] Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	4,800	17,557
Yuexiu Property Co. Ltd.	Real Estate Management & Development	56,800	50,051
Yunda Holding Co. Ltd., A	Air Freight & Logistics	5,100	16,409
[a] Yunnan Aluminium Co. Ltd.	Metals & Mining	11,190	19,656
Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	4,800	78,993
Yunnan Copper Co. Ltd.	Metals & Mining	4,800	10,092
Yunnan Energy New Material Co. Ltd.	Containers & Packaging	2,400	94,505
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	2,400	14,534
[a] Yunnan Tin Co. Ltd.	Metals & Mining	4,800	14,742
[a] Zai Lab Ltd., ADR	Biotechnology	2,784	174,974
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.	Pharmaceuticals	2,400	164,987
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	48,000	41,004
Zhefu Holding Group Co. Ltd.	Electrical Equipment	19,200	21,498
[a] Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	26,400	34,832
Zhejiang China Commodities City Group Co. Ltd., A	Real Estate Management & Development	16,800	12,813
Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	4,800	40,678
	Electronic Equipment, Instruments &
Zhejiang Crystal-Optech Co. Ltd.	Components	4,800	13,126
	Electronic Equipment, Instruments &
Zhejiang Dahua Technology Co. Ltd.	Components	9,600	35,447
Zhejiang Dingli Machinery Co. Ltd.	Machinery	2,400	30,291
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	66,000	58,836
Zhejiang Hisoar Pharmaceutical Co. Ltd., A	Pharmaceuticals	4,800	6,220
Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	7,200	7,665
Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	5,000	17,031

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	4,800	83,265
	Semiconductors & Semiconductor
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Equipment	3,300	36,067
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,400	21,233
Zhejiang Juhua Co. Ltd., A	Chemicals	9,600	19,490
Zhejiang Longsheng Group Co. Ltd., A	Chemicals	9,600	19,067
Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	2,400	6,446
Zhejiang NHU Co. Ltd.	Pharmaceuticals	8,280	40,521
Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	12,000	47,743
Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	6,240	39,281
Zhejiang Supor Co. Ltd.	Household Durables	1,400	13,703
Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	9,600	8,288
Zhejiang Wanliyang Co. Ltd.	Machinery	4,800	11,126
Zhejiang Weiming Environment Protection Co. Ltd., A	Commercial Services & Supplies	2,400	13,787
Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	4,800	18,357
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,400	21,626
Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	7,200	8,481
[a] Zhejiang Yongtai Technology Co. Ltd., A	Chemicals	2,400	19,327
Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	4,800	8,748
Zheshang Securities Co. Ltd., A	Capital Markets	4,800	9,949
[a] Zhihu Inc., ADR	Interactive Media & Services	2,688	14,892
[a,b] ZhongAn Online P & C Insurance Co. Ltd., 144A	Insurance	16,800	58,397
Zhongji Innolight Co. Ltd.	Communications Equipment	2,400	16,040
Zhongshan Public Utilities Group Co. Ltd., A	Water Utilities	4,800	6,680
Zhongsheng Group Holdings Ltd.	Specialty Retail	30,500	237,856
Zhongtai Securities Co. Ltd., A	Capital Markets	7,200	11,288
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	24,000	138,989
Zhuzhou Kibing Group Co. Ltd., A	Building Products	7,200	19,361
Zijin Mining Group Co. Ltd., A	Metals & Mining	67,200	102,506
Zijin Mining Group Co. Ltd., H	Metals & Mining	264,000	314,241
Zoomlion Heavy Industry Science and Technology Co. Ltd., A	Machinery	24,000	27,061
Zoomlion Heavy Industry Science and Technology Development Co.
Ltd., H	Machinery	76,800	48,368
ZTE Corp.	Communications Equipment	12,000	63,217
ZTE Corp., H	Communications Equipment	33,600	92,013
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	5,952	167,965
			114,095,115
Hong Kong 4.3%
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	216,000	182,579
[a] Alibaba Pictures Group Ltd.	Entertainment	720,000	65,570
Beijing Enterprises Water Group Ltd.	Water Utilities	240,000	93,275
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	96,000	60,459
China Everbright Environment Group Ltd.	Commercial Services & Supplies	168,000	134,895
China Everbright Ltd.	Capital Markets	48,000	57,381
China Gas Holdings Ltd.	Gas Utilities	139,200	289,245
[a] China Mengniu Dairy Co. Ltd.	Food Products	147,000	833,395
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	264,000	177,777
China Resources Beer Holdings Co. Ltd.	Beverages	74,800	612,596
China Resources Gas Group Ltd.	Gas Utilities	42,000	237,305
China Resources Land Ltd.	Real Estate Management & Development	130,600	549,450
China State Construction International Holdings Ltd.	Construction & Engineering	72,000	89,489
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	96,000	63,661
COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	96,000	83,363
Far East Horizon Ltd.	Diversified Financial Services	96,000	85,210
Geely Automobile Holdings Ltd.	Automobiles	252,000	688,480
Guangdong Investment Ltd.	Water Utilities	139,100	176,812
Health & Happiness H&H International Holdings Ltd.	Food Products	3,400	5,268
Jiayuan International Group Ltd.	Real Estate Management & Development	48,000	16,192
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	51,600	87,762
Kunlun Energy Co. Ltd.	Gas Utilities	144,000	135,018
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	24,000	34,970

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Shougang Fushan Resources Group Ltd.	Metals & Mining	144,000	48,762
Sino Biopharmaceutical Ltd.	Pharmaceuticals	456,000	319,351
			5,128,265
Singapore 0.0%†
Yanlord Land Group Ltd.	Real Estate Management & Development	31,200	25,688
Total Common Stocks (Cost $132,650,424)			119,249,068
Rights 0.0%†
China 0.0%† (Cost $-)
[a] Seazen Group Ltd., rts.	Real Estate Management & Development	4,571	—
Short Term Investments 0.9%
Investments from Cash Collateral Received for Loaned Securities 0.9%
United States 0.9%
[e,f] Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	1,077,214	1,077,214
Total Short Term Investments (Cost $1,077,214)			1,077,214
Total Investments (Cost $133,727,638) 100.9%			120,326,282
Other Assets, less Liabilities (0.9)%			(1,036,372)
Net Assets 100.0%			$119,289,910

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$15,268,600, representing 12.8% of net assets.
cA portion or all of the security is on loan at December 31, 2021.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $18,717, representing 0.0% of net assets.
eThe rate shown is the annualized seven-day effective yield at period end.
fSee Note 5 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	1	$45,850	12/17/21	$(5,651)

*As of period end.
Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Europe ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.8%
Australia 0.6%
Rio Tinto PLC	Metals & Mining	19,440	$1,288,089
Austria 0.4%
	Semiconductors & Semiconductor
[a] ams AG	Equipment	4,572	83,271
Andritz AG	Machinery	1,260	65,024
Erste Group Bank AG	Banks	5,472	257,311
OMV AG	Oil, Gas & Consumable Fuels	2,556	145,189
Raiffeisen Bank International AG	Banks	2,340	68,868
[a] Telekom Austria AG	Diversified Telecommunication Services	2,592	22,461
Verbund AG	Electric Utilities	1,188	133,613
Voestalpine AG	Metals & Mining	2,052	74,673
			850,410
Belgium 1.4%
Ackermans & van Haaren NV	Diversified Financial Services	396	75,971
Ageas SA/NV	Insurance	3,204	165,965
Anheuser-Busch InBev SA/NV	Beverages	14,940	903,346
Colruyt SA	Food & Staples Retailing	936	39,660
D'ieteren Group	Distributors	360	70,252
Elia Group SA/NV	Electric Utilities	648	85,260
[a] Galapagos NV	Biotechnology	864	48,361
Groupe Bruxelles Lambert SA	Diversified Financial Services	1,764	196,911
KBC Groep NV	Banks	4,860	417,052
Proximus SADP	Diversified Telecommunication Services	2,556	49,820
Sofina SA	Diversified Financial Services	288	141,486
Solvay SA	Chemicals	1,260	146,439
Telenet Group Holding NV	Media	864	31,500
UCB SA	Pharmaceuticals	2,196	250,603
Umicore SA	Chemicals	3,744	152,212
	Equity Real Estate Investment Trusts
Warehouses De Pauw CVA	(REITs)	2,520	120,877
			2,895,715
Bermuda 0.0%†
Hiscox Ltd.	Insurance	6,048	70,514
Chile 0.1%
Antofagasta PLC	Metals & Mining	6,228	112,909
Cyprus 0.1%
Polymetal International PLC	Metals & Mining	6,408	113,829
Czech Republic 0.0%†
[b] Avast PLC, 144A	Software	9,864	81,124
Denmark 3.9%
Ambu AS, B	Health Care Equipment & Supplies	3,132	82,846
AP Moller-Maersk A/S, A	Marine	72	239,771
AP Moller-Maersk A/S, B	Marine	108	387,233
Carlsberg AS, B	Beverages	1,728	298,425
Chr. Hansen Holding AS	Chemicals	1,872	147,522
Coloplast AS, B	Health Care Equipment & Supplies	2,340	411,810
Danske Bank AS	Banks	11,376	196,463
DSV A/S	Air Freight & Logistics	3,492	815,570
[a] Genmab A/S	Biotechnology	1,044	419,819
GN Store Nord AS	Health Care Equipment & Supplies	2,340	147,157
H. Lundbeck AS	Pharmaceuticals	1,116	28,812
Novo Nordisk AS, B	Pharmaceuticals	28,476	3,200,162
Novozymes AS	Chemicals	3,528	289,781
[b] Orsted AS, 144A	Electric Utilities	3,420	436,739
Pandora AS	Textiles, Apparel & Luxury Goods	1,764	219,925
Rockwool International AS, B	Building Products	108	47,228

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Royal Unibrew A/S	Beverages	828	93,330
SimCorp A/S	Software	720	78,691
Tryg AS	Insurance	5,580	137,788
Vestas Wind Systems A/S	Electrical Equipment	17,964	549,337
[a] William Demant Holding AS	Health Care Equipment & Supplies	1,908	97,759
			8,326,168
Finland 2.1%
Elisa OYJ	Diversified Telecommunication Services	2,592	159,525
[c] Fortum OYJ, Reg S	Electric Utilities	7,524	230,934
Huhtamaki OYJ	Containers & Packaging	1,692	74,830
Kesko OYJ	Food & Staples Retailing	4,896	163,357
Kojamo Oyj	Real Estate Management & Development	3,564	86,085
Kone OYJ, B	Machinery	7,128	511,000
Metso Outotec Oyj	Machinery	11,052	117,489
Neste Oil OYJ	Oil, Gas & Consumable Fuels	7,380	363,900
[a] Nokia OYJ	Communications Equipment	100,512	637,121
Nokian Renkaat OYJ	Auto Components	2,448	92,703
Nordea Bank Abp	Banks	65,772	806,749
Orion OYJ	Pharmaceuticals	1,836	76,250
Sampo Oyj, A	Insurance	9,000	450,945
Stora Enso OYJ, R	Paper & Forest Products	10,440	191,620
UPM-Kymmene OYJ	Paper & Forest Products	9,396	357,524
Valmet Oyj	Machinery	2,268	97,286
Wartsila OYJ ABP	Machinery	8,244	115,876
			4,533,194
France 16.1%
[a] Accor SA	Hotels, Restaurants & Leisure	3,348	108,319
[a] Aeroports de Paris SA	Transportation Infrastructure	504	64,938
Air Liquide SA	Chemicals	8,316	1,449,940
[a] Airbus SE	Aerospace & Defense	9,936	1,269,580
[b] ALD SA, 144A	Road & Rail	1,440	21,190
Alstom SA	Machinery	5,364	190,440
[b] Amundi SA, 144A	Capital Markets	1,044	86,134
Arkema SA	Chemicals	1,116	157,180
Atos SE	IT Services	1,692	71,944
AXA SA	Insurance	34,344	1,022,681
Biomerieux	Health Care Equipment & Supplies	720	102,266
BNP Paribas SA	Banks	19,332	1,335,989
Bollore SA	Entertainment	18,180	101,718
Bouygues SA	Construction & Engineering	3,852	137,942
Bureau Veritas SA	Professional Services	5,148	170,829
Capgemini SE	IT Services	2,808	688,147
Carrefour SA	Food & Staples Retailing	11,160	204,391
Cie Generale des Etablissements Michelin SCA	Auto Components	3,132	513,420
CNP Assurances	Insurance	2,772	68,563
Compagnie de Saint-Gobain	Building Products	8,532	600,299
	Equity Real Estate Investment Trusts
Covivio	(REITs)	900	73,895
Credit Agricole SA	Banks	22,392	319,575
Danone SA	Food Products	10,728	665,991
Dassault Aviation SA	Aerospace & Defense	444	47,967
Dassault Systemes SE	Software	11,880	706,705
Edenred	IT Services	4,464	205,952
EDF SA	Electric Utilities	9,407	110,507
Eiffage SA	Construction & Engineering	1,368	140,728
Engie SA	Multi-Utilities	29,448	435,816
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	5,256	1,119,156
Eurazeo SE	Diversified Financial Services	798	69,695
Faurecia SE	Auto Components	2,165	102,987
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	936	130,817
Getlink SE	Transportation Infrastructure	8,280	137,097
Hermes International	Textiles, Apparel & Luxury Goods	558	974,680

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Equity Real Estate Investment Trusts
ICADE	(REITs)	576	41,332
Imerys SA	Construction Materials	684	28,422
Ipsen SA	Pharmaceuticals	612	56,025
[a] JCDecaux SA	Media	1,368	34,225
Kering SA	Textiles, Apparel & Luxury Goods	1,296	1,041,837
	Equity Real Estate Investment Trusts
[a] Klepierre SA	(REITs)	2,916	69,140
L'Oreal SA	Personal Products	4,320	2,048,351
[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	1,584	70,144
Legrand SA	Electrical Equipment	4,752	556,069
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	4,464	3,690,586
	Independent Power and Renewable
[a,b] Neoen SA, 144A	Electricity Producers	468	20,309
Orange SA	Diversified Telecommunication Services	33,768	361,468
Orpea	Health Care Providers & Services	900	90,169
Pernod Ricard SA	Beverages	3,708	891,840
Plastic Omnium SA	Auto Components	1,008	26,204
Publicis Groupe	Media	4,032	271,443
Remy Cointreau SA	Beverages	432	105,132
[a] Renault SA	Automobiles	3,348	116,295
[a] Rexel SA	Trading Companies & Distributors	5,508	111,682
Rubis SCA	Gas Utilities	1,733	51,752
Safran SA	Aerospace & Defense	6,228	762,500
Sanofi	Pharmaceuticals	19,440	1,958,253
Sartorius Stedim Biotech	Life Sciences Tools & Services	432	236,989
Schneider Electric SE	Electrical Equipment	9,468	1,856,878
SCOR SE	Insurance	2,880	89,870
SEB SA	Household Durables	540	84,069
Societe Generale SA	Banks	14,076	483,498
Sodexo SA	Hotels, Restaurants & Leisure	1,584	138,810
	Semiconductors & Semiconductor
[a] SOITEC	Equipment	396	96,911
Suez SA	Multi-Utilities	6,732	151,658
Teleperformance	Professional Services	1,044	465,397
Thales SA	Aerospace & Defense	1,836	156,175
TotalEnergies SE	Oil, Gas & Consumable Fuels	43,452	2,205,329
[a] Ubisoft Entertainment SA	Entertainment	1,692	82,873
	Equity Real Estate Investment Trusts
[a] Unibail-Rodamco-Westfield	(REITs)	1,872	131,179
Valeo	Auto Components	4,392	132,756
Veolia Environnement SA	Multi-Utilities	10,858	398,337
Vinci SA	Construction & Engineering	8,964	947,111
Vivendi SA	Media	12,492	168,908
Wendel SE	Diversified Financial Services	504	60,410
[a,b,c] Worldline SA, 144A, Reg S	IT Services	4,428	246,791
			34,144,605
Germany 12.6%
1&1 Drillisch AG	Wireless Telecommunication Services	792	21,634
Adidas AG	Textiles, Apparel & Luxury Goods	3,420	984,751
Allianz SE	Insurance	7,344	1,734,209
[a,b] Auto1 Group SE, 144A	Specialty Retail	1,584	35,018
BASF SE	Chemicals	16,344	1,148,267
Bayer AG	Pharmaceuticals	17,712	946,678
Bayerische Motoren Werke AG	Automobiles	5,724	576,011
Bechtle AG	IT Services	1,368	97,915
Beiersdorf AG	Personal Products	1,800	185,004
Brenntag AG	Trading Companies & Distributors	2,808	254,119
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	684	143,785
[a] Commerzbank AG	Banks	18,936	144,041
[a] Continental AG	Auto Components	1,872	198,216
[b] Covestro AG, 144A	Chemicals	3,276	201,920
[a] CTS Eventim AG & Co. KGaA	Entertainment	1,044	76,411

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Daimler AG	Automobiles	15,012	1,153,872
[a] Daimler Truck Holding AG	Machinery	7,632	280,248
[a,b] Delivery Hero SE, 144A	Internet & Direct Marketing Retail	3,312	369,108
[a] Deutsche Bank AG	Capital Markets	36,396	456,030
Deutsche Boerse AG	Capital Markets	3,276	548,016
[a] Deutsche Lufthansa AG	Airlines	10,800	75,901
Deutsche Post AG	Air Freight & Logistics	17,640	1,134,204
Deutsche Telekom AG	Diversified Telecommunication Services	60,696	1,125,083
Deutsche Wohnen AG	Real Estate Management & Development	792	33,306
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	648	26,145
E.ON SE	Multi-Utilities	38,592	535,068
Evonik Industries AG	Chemicals	3,204	103,733
[a] Evotec SE	Life Sciences Tools & Services	2,844	137,453
Fielmann AG	Specialty Retail	432	29,059
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	648	43,610
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	3,528	229,248
Fresenius SE & Co. KGaA	Health Care Providers & Services	7,344	295,646
Fuchs Petrolub SE	Chemicals	612	21,491
GEA Group AG	Machinery	2,988	163,408
Hannover Rueck SE	Insurance	1,080	205,290
HeidelbergCement AG	Construction Materials	2,700	182,753
Hella GmbH & Co. KGaA	Auto Components	792	55,841
[a] HelloFresh SE	Internet & Direct Marketing Retail	2,952	226,733
Henkel AG & Co. KGaA	Household Products	1,836	143,439
Hochtief AG	Construction & Engineering	360	29,067
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	23,472	1,087,980
KION Group AG	Machinery	1,332	146,143
Knorr-Bremse AG	Machinery	1,188	117,401
Lanxess AG	Chemicals	1,512	93,710
LEG Immobilien AG	Real Estate Management & Development	1,296	180,837
Merck KGaA	Pharmaceuticals	2,340	604,058
METRO AG	Food & Staples Retailing	2,412	25,290
MTU Aero Engines AG	Aerospace & Defense	972	198,301
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	2,520	746,526
Nemetschek AG	Software	972	124,684
ProSiebenSat.1 Media SE	Media	2,880	45,885
Puma SE	Textiles, Apparel & Luxury Goods	1,800	220,048
Rational AG	Machinery	64	65,532
Rheinmetall AG	Industrial Conglomerates	792	74,809
RWE AG	Multi-Utilities	11,232	456,252
SAP SE	Software	19,800	2,812,318
Sartorius AG	Health Care Equipment & Supplies	36	20,429
[b,c] Scout24 AG, 144A, Reg S	Interactive Media & Services	1,368	95,550
Siemens AG	Industrial Conglomerates	13,500	2,343,973
[a] Siemens Energy AG	Electrical Equipment	7,740	197,955
[b] Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	4,896	366,468
[a] SUSE SA	Software	648	29,624
Symrise AG	Chemicals	2,340	346,734
[a] Talanx AG	Insurance	936	45,280
[a,b] TeamViewer AG, 144A	Software	2,844	38,228
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	11,700	32,478
[a] thyssenkrupp AG	Metals & Mining	8,532	93,960
Traton SE	Machinery	900	22,660
[a] TUI AG	Hotels, Restaurants & Leisure	19,807	62,079
	Independent Power and Renewable
Uniper SE	Electricity Producers	1,584	75,295
United Internet AG	Diversified Telecommunication Services	1,980	78,673
Vantage Towers AG	Diversified Telecommunication Services	1,584	58,003
Varta AG	Electrical Equipment	252	32,813
[a] Vitesco Technologies Group AG, A	Auto Components	396	19,454
Volkswagen AG	Automobiles	576	169,259
Vonovia SE	Real Estate Management & Development	13,899	766,588

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Wacker Chemie AG	Chemicals	288	43,101
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	3,960	320,366
			26,610,475
Ireland 1.5%
AIB Group PLC	Banks	14,184	34,518
CRH PLC	Construction Materials	13,788	728,331
DCC PLC	Industrial Conglomerates	1,800	147,500
Experian PLC	Professional Services	16,488	811,104
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	2,988	475,939
Glanbia PLC	Food Products	3,492	48,845
Kerry Group	Food Products	2,700	347,727
Kingspan Group PLC	Building Products	2,736	326,695
Smurfit Kappa Group PLC	Containers & Packaging	4,716	259,144
			3,179,803
Isle Of Man 0.1%
[a] GVC Holdings PLC	Hotels, Restaurants & Leisure	10,548	240,446
Italy 3.4%
A2A SpA	Multi-Utilities	28,116	54,995
Amplifon SpA	Health Care Providers & Services	2,412	130,152
Assicurazioni Generali SpA	Insurance	21,996	466,008
[a] Atlantia SpA	Transportation Infrastructure	8,928	177,219
Banca Mediolanum SpA	Diversified Financial Services	3,708	36,601
Buzzi Unicem SpA	Construction Materials	1,440	31,073
Davide Campari-Milano NV	Beverages	9,000	131,568
De' Longhi SpA	Household Durables	1,152	41,293
DiaSorin SpA	Health Care Equipment & Supplies	396	75,408
Enel SpA	Electric Utilities	138,888	1,112,869
Eni SpA	Oil, Gas & Consumable Fuels	44,136	613,340
Ferrari NV	Automobiles	2,196	568,134
FinecoBank Banca Fineco SpA	Banks	11,052	193,992
Hera SpA	Multi-Utilities	15,012	62,499
[b,c] Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	5,724	69,520
Interpump Group SpA	Machinery	1,440	105,541
Intesa Sanpaolo SpA	Banks	296,712	767,295
Italgas Reti SpA	Gas Utilities	9,108	62,684
[a] Leonardo SpA	Aerospace & Defense	7,308	52,357
Mediobanca Banca di Credito Finanziario SpA	Banks	12,528	144,036
Moncler SpA	Textiles, Apparel & Luxury Goods	3,888	283,060
[a,b] Nexi SpA, 144A	IT Services	10,512	167,240
[b] Pirelli & C SpA, 144A	Auto Components	8,460	58,763
[b,c] Poste Italiane SpA, 144A, Reg S	Insurance	8,316	109,133
Prysmian SpA	Electrical Equipment	4,572	172,148
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	1,728	111,027
Reply SpA	IT Services	396	80,474
Snam SpA	Gas Utilities	39,708	239,326
Telecom Italia SpA/Milano	Diversified Telecommunication Services	193,356	95,474
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	110,700	52,596
Tenaris SA	Energy Equipment & Services	8,496	88,984
Terna - Rete Elettrica Nazionale	Electric Utilities	25,308	204,743
UniCredit SpA	Banks	38,808	597,730
UnipolSai Assicurazioni SpA	Insurance	8,640	24,367
			7,181,649
Luxembourg 0.4%
ArcelorMittal SA	Metals & Mining	11,088	354,888
Aroundtown SA	Real Estate Management & Development	20,160	121,966
Eurofins Scientific SE	Life Sciences Tools & Services	2,196	271,705

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] RTL Group SA	Media	684	36,263
			784,822
Mexico 0.0%†
Fresnillo PLC	Metals & Mining	3,420	41,357
Netherlands 9.0%
Aalberts NV	Machinery	1,728	114,486
[b] ABN AMRO Bank NV, 144A	Banks	7,524	110,513
[a,b] Adyen NV, 144A	IT Services	516	1,356,377
Aegon NV	Insurance	31,932	159,523
Akzo Nobel NV	Chemicals	3,312	363,458
[a] Argenx SE	Biotechnology	900	322,703
	Semiconductors & Semiconductor
ASM International NV	Equipment	864	381,913
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	6,984	5,612,755
ASR Nederland NV	Insurance	2,268	104,456
	Semiconductors & Semiconductor
BE Semiconductor Industries NV	Equipment	1,260	107,494
[b] CTP NV, 144A	Real Estate Management & Development	828	17,608
[b,c] Euronext NV, 144A, Reg S	Capital Markets	1,440	149,428
EXOR NV	Diversified Financial Services	1,764	158,395
Heineken Holding NV	Beverages	1,908	176,077
Heineken NV	Beverages	4,320	485,670
IMCD Group NV	Trading Companies & Distributors	972	215,213
ING Groep NV	Banks	69,660	969,779
JDE Peet's BV	Food Products	1,476	45,488
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	17,604	603,281
Koninklijke DSM NV	Chemicals	2,952	664,689
Koninklijke KPN NV	Diversified Telecommunication Services	60,228	186,981
Koninklijke Philips NV	Health Care Equipment & Supplies	16,344	608,983
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	1,188	41,611
NN Group NV	Insurance	5,652	306,011
[a] Prosus NV	Internet & Direct Marketing Retail	15,768	1,318,493
[a] QIAGEN NV	Life Sciences Tools & Services	3,996	222,623
Randstad NV	Professional Services	2,016	137,647
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	73,332	1,610,845
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	65,088	1,430,283
[b] Signify NV, 144A	Electrical Equipment	2,268	105,178
Universal Music Group NV	Entertainment	13,140	370,283
Wolters Kluwer NV	Professional Services	4,644	547,128
			19,005,372
Norway 1.1%
[a] Adevinta ASA, B	Interactive Media & Services	4,788	63,689
Aker ASA	Diversified Financial Services	432	40,416
Aker BP ASA	Oil, Gas & Consumable Fuels	2,268	69,854
DNB Bank ASA	Banks	18,180	416,448
Equinor ASA	Oil, Gas & Consumable Fuels	17,100	457,445
Gjensidige Forsikring ASA	Insurance	2,988	72,512
Leroy Seafood Group ASA	Food Products	4,752	37,161
Mowi ASA	Food Products	7,740	183,180
Norsk Hydro ASA	Metals & Mining	24,228	191,004
Orkla ASA	Food Products	13,824	138,518
Salmar ASA	Food Products	936	64,535
	Independent Power and Renewable
[b] Scatec ASA, 144A	Electricity Producers	2,160	37,415
Schibsted ASA, A	Media	1,404	54,149
Schibsted ASA, B	Media	1,800	60,624
Telenor ASA	Diversified Telecommunication Services	11,520	181,064
Tomra Systems ASA	Commercial Services & Supplies	2,088	149,408

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Yara International ASA	Chemicals	2,988	150,784
			2,368,206
Poland 0.5%
[a,b] Allegro.eu, 144A	Internet & Direct Marketing Retail	7,092	68,379
Bank Pekao SA	Banks	2,844	86,088
CD Projekt SA	Entertainment	1,116	53,413
Cyfrowy Polsat SA	Media	4,824	41,557
[a,b] Dino Polska SA, 144A	Food & Staples Retailing	864	78,738
[a] InPost SA	Air Freight & Logistics	3,636	43,821
KGHM Polska Miedz SA	Metals & Mining	2,484	85,914
LPP SA	Textiles, Apparel & Luxury Goods	19	81,084
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	5,616	103,586
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	31,860	49,801
[a] Powszechna Kasa Oszczednosci Bank Polski SA	Banks	15,516	172,969
Powszechny Zaklad Ubezpieczen SA	Insurance	10,080	88,410
Santander Bank Polska SA	Banks	540	46,693
			1,000,453
Portugal 0.2%
EDP- Energias de Portugal SA	Electric Utilities	51,192	281,297
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	9,360	90,688
Jeronimo Martins SGPS SA	Food & Staples Retailing	4,860	111,089
			483,074
Russia 0.0%†
Evraz PLC	Metals & Mining	10,404	84,776
Spain 3.5%
Acciona SA	Electric Utilities	360	68,819
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	3,888	104,213
[a,b] Aena SME SA, 144A	Transportation Infrastructure	1,224	193,200
[a] Amadeus IT Group SA	IT Services	7,740	524,947
Banco Bilbao Vizcaya Argentaria SA	Banks	119,916	715,934
Banco Santander SA	Banks	305,892	1,022,883
Bankinter SA	Banks	12,456	63,870
CaixaBank SA	Banks	80,280	220,385
[b] Cellnex Telecom SA, 144A	Diversified Telecommunication Services	10,872	632,771
	Independent Power and Renewable
[a] Corp. ACCIONA Energias Renovables SA	Electricity Producers	900	33,345
Corporacion Mapfre SA	Insurance	17,460	35,849
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	4,320	107,588
Enagas SA	Gas Utilities	4,500	104,395
Endesa SA	Electric Utilities	5,760	132,316
Ferrovial SA	Construction & Engineering	8,460	265,147
Fluidra SA	Machinery	1,836	73,494
Grifols SA	Biotechnology	6,012	115,372
Iberdrola SA	Electric Utilities	105,444	1,248,272
Industria de Diseno Textil SA	Specialty Retail	18,792	609,694
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	6,012	56,404
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	6,048	65,820
Naturgy Energy Group SA	Gas Utilities	5,400	175,813
Red Electrica Corp. SA	Electric Utilities	7,848	169,793
Repsol SA	Oil, Gas & Consumable Fuels	23,184	275,144
[a] Siemens Gamesa Renewable Energy SA	Electrical Equipment	4,104	98,335
Telefonica SA	Diversified Telecommunication Services	92,635	405,787
			7,519,590
Sweden 5.8%
Alfa Laval AB	Machinery	5,436	218,788
Assa Abloy AB, B	Building Products	16,488	502,989
Atlas Copco AB	Machinery	6,660	391,486
Atlas Copco AB, A	Machinery	11,268	778,841

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Beijer Ref AB	Trading Companies & Distributors	4,428	96,788
Boliden AB	Metals & Mining	4,752	183,701
Castellum AB	Real Estate Management & Development	5,004	134,747
Electrolux AB, B	Household Durables	4,140	100,369
Elekta AB, B	Health Care Equipment & Supplies	6,588	83,352
Epiroc AB, A	Machinery	11,304	286,163
Epiroc AB, B	Machinery	6,876	145,588
EQT AB	Capital Markets	4,968	270,517
Ericsson, B	Communications Equipment	53,604	590,814
Essity AB, B	Household Products	10,728	350,022
[b] Evolution Gaming Group AB, 144A	Hotels, Restaurants & Leisure	2,916	414,250
[a] Fastighets AB Balder, B	Real Estate Management & Development	1,800	129,585
Getinge AB, B	Health Care Equipment & Supplies	4,068	177,523
Hennes & Mauritz AB, B	Specialty Retail	15,948	313,681
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	33,660	534,056
Holmen AB, B	Paper & Forest Products	1,728	82,966
Husqvarna AB, A	Household Durables	468	7,454
Husqvarna AB, B	Household Durables	6,840	109,431
Industrivarden AB, A	Diversified Financial Services	4,189	133,436
Industrivarden AB, C	Diversified Financial Services	3,024	94,890
Indutrade AB	Machinery	5,076	155,411
Investment AB Latour, B	Industrial Conglomerates	2,556	104,088
Investor AB, A	Diversified Financial Services	9,648	254,258
Investor AB, B	Diversified Financial Services	32,580	819,551
[a] Kinnevik AB, A	Diversified Financial Services	288	10,962
[a] Kinnevik AB, B	Diversified Financial Services	4,356	155,282
L E Lundbergforetagen AB, B	Diversified Financial Services	1,368	76,757
Lifco AB, B	Industrial Conglomerates	4,140	123,781
Lundin Energy AB	Oil, Gas & Consumable Fuels	3,420	122,577
Nibe Industrier AB, B	Building Products	21,096	318,635
Saab AB, B	Aerospace & Defense	1,728	43,955
Sagax AB, B	Real Estate Management & Development	3,096	104,296
Sagax AB, D	Real Estate Management & Development	2,160	7,968
Sandvik AB	Machinery	19,152	534,336
Securitas AB, B	Commercial Services & Supplies	5,580	76,823
[a,b] Sinch AB, 144A	Software	9,360	118,992
Skandinaviska Enskilda Banken AB, A	Banks	25,380	352,786
Skandinaviska Enskilda Banken AB, C	Banks	396	5,738
Skanska AB, B	Construction & Engineering	6,516	168,552
SKF AB, B	Machinery	6,948	164,609
Svenska Cellulosa AB, A	Paper & Forest Products	432	7,701
Svenska Cellulosa AB, B	Paper & Forest Products	10,764	191,113
Svenska Handelsbanken AB, A	Banks	26,064	281,717
Svenska Handelsbanken AB, B	Banks	684	8,144
Sweco AB, B	Construction & Engineering	3,600	67,675
Swedbank AB, A	Banks	17,748	356,965
Swedish Match AB	Tobacco	27,612	219,643
[a] Swedish Orphan Biovitrum AB	Biotechnology	3,240	66,240
Tele2 AB, B	Wireless Telecommunication Services	9,072	129,359
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	684	7,570
Telia Co. AB	Diversified Telecommunication Services	44,100	172,453
Trelleborg AB, B	Machinery	4,392	115,356
Volvo AB, A	Machinery	3,744	87,916
Volvo AB, B	Machinery	26,964	624,376
			12,187,022
Switzerland 16.2%
ABB Ltd.	Electrical Equipment	29,844	1,143,122
Adecco Group AG	Professional Services	2,772	141,772
Alcon Inc.	Health Care Equipment & Supplies	8,208	727,338
Baloise Holding AG	Insurance	828	135,493
Banque Cantonale Vaudoise	Banks	504	39,163
Barry Callebaut AG	Food Products	72	175,111

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

BKW AG	Electric Utilities	324	42,173
Chocoladefabriken Lindt & Spruengli AG	Food Products	36	499,018
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	9,108	1,368,974
[a] Clariant AG	Chemicals	4,140	86,330
[a] Coca-Cola HBC AG	Beverages	3,564	123,336
Credit Suisse Group AG	Capital Markets	43,200	420,645
DKSH Holding AG	Professional Services	648	53,553
EMS-Chemie Holding AG	Chemicals	108	121,021
[a] Flughafen Zurich AG	Transportation Infrastructure	288	51,869
Geberit AG	Building Products	612	500,535
Georg Fischer AG	Machinery	72	109,444
Givaudan AG	Chemicals	167	878,301
Glencore PLC	Metals & Mining	236,880	1,202,998
Helvetia Holding AG	Insurance	648	76,382
Julius Baer Group Ltd.	Capital Markets	3,744	251,394
Kuehne + Nagel International AG	Marine	900	290,797
[a] LafargeHolcim Ltd., B	Construction Materials	9,900	505,349
	Technology Hardware, Storage &
Logitech International SA	Peripherals	2,664	224,780
Lonza Group AG	Life Sciences Tools & Services	1,332	1,113,374
[a,b] Medmix AG, 144A	Health Care Equipment & Supplies	324	16,059
Nestle SA	Food Products	49,356	6,903,286
Novartis AG	Pharmaceuticals	37,080	3,267,061
OC Oerlikon Corp. AG	Machinery	3,564	36,632
Partners Group Holding AG	Capital Markets	396	657,356
PSP Swiss Property AG	Real Estate Management & Development	792	98,832
Roche Holding AG	Pharmaceuticals	468	209,975
Roche Holding AG	Pharmaceuticals	12,420	5,167,560
Schindler Holding AG	Machinery	324	86,907
Schindler Holding AG, PC	Machinery	720	193,997
SGS SA	Professional Services	108	361,166
[a] SIG Combibloc Group AG	Containers & Packaging	5,796	161,956
Sika AG	Chemicals	2,556	1,066,555
Sonova Holding AG	Health Care Equipment & Supplies	936	367,558
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	11,304	557,517
Straumann Holding AG	Health Care Equipment & Supplies	180	382,659
Sulzer AG	Machinery	324	31,950
Swatch Group AG	Textiles, Apparel & Luxury Goods	504	154,328
Swatch Group AG	Textiles, Apparel & Luxury Goods	828	48,572
Swiss Life Holding AG	Insurance	540	331,296
Swiss Prime Site AG	Real Estate Management & Development	1,368	134,600
Swiss Re AG	Insurance	5,148	509,969
Swisscom AG	Diversified Telecommunication Services	468	264,317
Tecan Group AG	Life Sciences Tools & Services	216	131,688
Temenos AG	Software	1,116	154,389
UBS Group AG	Capital Markets	58,068	1,046,454
[b,c] VAT Group AG, 144A, Reg S	Machinery	468	233,396
Vifor Pharma AG	Pharmaceuticals	936	166,675
Zurich Insurance Group AG	Insurance	2,664	1,170,681
			34,195,663
United Kingdom 19.5%
3i Group PLC	Capital Markets	17,316	339,844
Abrdn PLC	Capital Markets	38,808	126,625
Admiral Group PLC	Insurance	4,032	172,408
Anglo American PLC	Metals & Mining	21,888	894,130
Ashmore Group PLC	Capital Markets	8,388	33,061
Ashtead Group PLC	Trading Companies & Distributors	7,992	643,208
Associated British Foods PLC	Food Products	6,336	172,322
AstraZeneca PLC	Pharmaceuticals	27,648	3,249,723
[b] Auto Trader Group PLC, 144A	Interactive Media & Services	16,128	161,650
AVEVA Group PLC	Software	2,016	92,949
Aviva PLC	Insurance	67,392	374,609

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

B&M European Value Retail SA	Multiline Retail	16,092	138,185
BAE Systems PLC	Aerospace & Defense	56,880	423,572
Barclays PLC	Banks	298,476	755,986
Barratt Developments PLC	Household Durables	17,388	176,163
Bellway PLC	Household Durables	2,232	100,852
Berkeley Group Holdings PLC	Household Durables	1,826	118,097
BHP Group PLC	Metals & Mining	37,152	1,106,800
BP PLC	Oil, Gas & Consumable Fuels	349,380	1,563,985
British American Tobacco PLC	Tobacco	40,788	1,510,131
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	16,704	120,137
BT Group PLC	Diversified Telecommunication Services	135,756	311,760
Bunzl PLC	Trading Companies & Distributors	5,832	227,891
Burberry Group PLC	Textiles, Apparel & Luxury Goods	7,308	179,902
[a] Centrica PLC	Multi-Utilities	107,532	104,137
CNH Industrial NV	Machinery	17,352	336,837
[a] Compass Group PLC	Hotels, Restaurants & Leisure	31,860	712,452
[b] ConvaTec Group PLC, 144A	Health Care Equipment & Supplies	29,196	76,380
Croda International PLC	Chemicals	2,448	335,548
Dechra Pharmaceuticals PLC	Pharmaceuticals	1,908	137,613
[a,b] Deliveroo PLC, 144A	Internet & Direct Marketing Retail	11,196	31,800
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	1,800	83,258
Diageo PLC	Beverages	41,040	2,243,476
Direct Line Insurance Group PLC	Insurance	24,840	93,868
[a] Dr. Martens PLC	Textiles, Apparel & Luxury Goods	7,344	42,574
DS Smith PLC	Containers & Packaging	23,220	120,706
[a] easyJet PLC	Airlines	6,750	50,833
Electrocomponents PLC	Trading Companies & Distributors	8,496	138,779
Ferguson PLC	Trading Companies & Distributors	3,960	702,903
GlaxoSmithKline PLC	Pharmaceuticals	88,344	1,922,418
	Electronic Equipment, Instruments &
Halma PLC	Components	6,660	288,660
Hargreaves Lansdown PLC	Capital Markets	6,876	126,194
Hikma Pharmaceuticals PLC	Pharmaceuticals	3,060	91,969
HomeServe PLC	Commercial Services & Supplies	4,932	58,418
Howden Joinery Group PLC	Trading Companies & Distributors	10,368	126,555
HSBC Holdings PLC	Banks	366,984	2,230,067
IMI PLC	Machinery	4,464	104,963
Imperial Brands PLC	Tobacco	16,632	364,152
[a] Informa PLC	Media	25,704	179,853
[a] InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	3,312	214,473
Intermediate Capital Group PLC	Capital Markets	5,040	149,772
[a] International Consolidated Airlines Group SA	Airlines	20,595	39,745
Intertek Group PLC	Professional Services	2,808	214,126
[a] ITV PLC	Media	68,292	102,257
J Sainsbury PLC	Food & Staples Retailing	29,628	110,678
JD Sports Fashion PLC	Specialty Retail	41,220	121,599
Johnson Matthey PLC	Chemicals	3,096	85,796
[a,b,c] Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	3,276	180,573
Kingfisher PLC	Specialty Retail	38,412	176,008
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	12,960	136,287
Legal & General Group PLC	Insurance	105,228	424,015
Lloyds Banking Group PLC	Banks	1,280,088	828,764
London Stock Exchange Group PLC	Capital Markets	6,444	604,856
M&G PLC	Diversified Financial Services	47,304	127,821
[a] Meggitt PLC	Aerospace & Defense	14,184	141,781
Melrose Industries PLC	Industrial Conglomerates	78,795	170,652
Mondi PLC	Paper & Forest Products	8,388	207,454
National Grid PLC	Multi-Utilities	64,872	931,203
Natwest Group PLC	Banks	92,484	282,723
Next PLC	Multiline Retail	2,304	254,333
[a] NMC Health PLC	Health Care Providers & Services	1,159	—

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] Ocado Group PLC	Food & Staples Retailing	8,820	200,458
Pearson PLC	Media	13,644	113,320
Pennon Group PLC	Water Utilities	5,062	80,012
[a,b] Pepco Group NV, 144A	Multiline Retail	1,944	22,436
Persimmon PLC	Household Durables	5,760	222,815
Phoenix Group Holdings PLC	Insurance	10,800	95,550
Prudential PLC	Insurance	48,996	845,792
[b] Quilter PLC, 144A	Capital Markets	27,000	54,307
Reckitt Benckiser Group PLC	Household Products	11,340	974,097
RELX PLC	Professional Services	33,228	1,081,036
	Electronic Equipment, Instruments &
Renishaw PLC	Components	612	39,623
Rentokil Initial PLC	Commercial Services & Supplies	33,768	267,104
Rightmove PLC	Interactive Media & Services	14,760	158,934
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	151,488	252,129
Royal Mail PLC	Air Freight & Logistics	16,560	113,494
Schroders PLC	Capital Markets	2,052	98,944
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	21,636	420,965
Severn Trent PLC	Water Utilities	4,320	172,436
Smith & Nephew PLC	Health Care Equipment & Supplies	15,912	278,775
Smiths Group PLC	Industrial Conglomerates	7,200	154,033
Spirax-Sarco Engineering PLC	Machinery	1,332	289,562
SSE PLC	Electric Utilities	19,404	433,386
St. James's Place Capital PLC	Capital Markets	9,612	219,174
Standard Chartered PLC	Banks	45,720	277,674
Tate & Lyle PLC	Food Products	8,496	76,110
Taylor Wimpey PLC	Household Durables	65,844	156,515
[a] TechnipFMC PLC	Energy Equipment & Services	8,352	49,712
Tesco PLC	Food & Staples Retailing	136,404	535,597
The Sage Group PLC	Software	17,892	206,618
[a] THG PLC	Internet & Direct Marketing Retail	18,498	57,425
Travis Perkins PLC	Trading Companies & Distributors	4,068	85,651
Unilever PLC	Personal Products	45,720	2,443,269
United Utilities Group PLC	Water Utilities	12,420	183,195
Vodafone Group PLC	Wireless Telecommunication Services	490,032	745,096
Weir Group PLC	Machinery	4,752	110,158
[a] Whitbread PLC	Hotels, Restaurants & Leisure	3,672	148,958
[a] Wise PLC, A	IT Services	8,100	83,007
WPP PLC	Media	20,232	306,779
			41,257,465
United States 0.3%
Stellantis NV	Automobiles	36,144	685,844
Total Common Stocks and Other Equity Interests (Cost $164,383,617)			209,242,574
Preferred Stocks 0.8%
Germany 0.8%
[d] Bayerische Motoren Werke AG, 2.619%, pfd.	Automobiles	1,044	87,025
[d] Fuchs Petrolub SE, 2.480%, pfd.	Chemicals	1,260	57,200
[d] Henkel AG & Co. KGaA, 2.601%, pfd.	Household Products	3,168	256,292
[d] Porsche Automobil Holding SE, 2.649%, pfd.	Automobiles	2,772	263,029
[d] Sartorius AG, 0.119%, pfd.	Health Care Equipment & Supplies	432	292,404
[d] Volkswagen AG, 2.738%, pfd.	Automobiles	3,312	668,462

Total Preferred Stocks (Cost $1,307,050)			1,624,412
Total Investments (Cost $165,690,667) 99.6%			210,866,986

Other Assets, less Liabilities 0.4%			821,078
Net Assets 100.0%			$211,688,064

†Rounds to less than 0.1% of net assets.
aNon-income producing.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$6,879,340, representing 3.2% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $1,315,325, representing 0.6% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	11	$536,332	3/18/22	$14,653
FTSE 100 Index	Long	2	198,400	3/18/22	3,695
Total Futures Contracts					$18,348
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Europe Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.7%
Australia 0.6%
Rio Tinto PLC	Metals & Mining	2,116	$140,205
Austria 0.4%
	Semiconductors & Semiconductor
[a] ams AG	Equipment	480	8,742
Andritz AG	Machinery	136	7,019
Erste Group Bank AG	Banks	612	28,778
OMV AG	Oil, Gas & Consumable Fuels	280	15,905
Raiffeisen Bank International AG	Banks	256	7,534
Telekom Austria AG	Diversified Telecommunication Services	256	2,218
Verbund AG	Electric Utilities	128	14,396
Voestalpine AG	Metals & Mining	220	8,006
			92,598
Belgium 1.4%
Ackermans & van Haaren NV	Diversified Financial Services	44	8,441
Ageas SA/NV	Insurance	344	17,819
Anheuser-Busch InBev SA/NV	Beverages	1,632	98,679
Colruyt SA	Food & Staples Retailing	97	4,110
D'ieteren Group	Distributors	44	8,586
Elia Group SA/NV	Electric Utilities	68	8,947
[a] Galapagos NV	Biotechnology	92	5,150
Groupe Bruxelles Lambert SA	Diversified Financial Services	200	22,326
KBC Groep NV	Banks	536	45,996
Proximus SADP	Diversified Telecommunication Services	268	5,224
Sofina SA	Diversified Financial Services	30	14,738
Solvay SA	Chemicals	136	15,806
Telenet Group Holding NV	Media	88	3,208
UCB SA	Pharmaceuticals	232	26,475
Umicore SA	Chemicals	392	15,937
	Equity Real Estate Investment Trusts
Warehouses De Pauw CVA	(REITs)	276	13,239
			314,681
Bermuda 0.0%†
Hiscox Ltd.	Insurance	668	7,788
Chile 0.1%
Antofagasta PLC	Metals & Mining	664	12,038
Cyprus 0.1%
Polymetal International PLC	Metals & Mining	668	11,866
Czech Republic 0.0%†
[b] Avast PLC, 144A	Software	1,096	9,014
Denmark 4.0%
Ambu AS, B	Health Care Equipment & Supplies	340	8,994
AP Moeller-Maersk A/S, A	Marine	8	26,641
AP Moeller-Maersk A/S, B	Marine	11	39,440
Carlsberg AS, B	Beverages	188	32,468
Chr. Hansen Holding AS	Chemicals	204	16,076
Coloplast AS, B	Health Care Equipment & Supplies	264	46,461
Danske Bank AS	Banks	1,316	22,727
DSV AS	Air Freight & Logistics	384	89,685
[a] Genmab A/S	Biotechnology	116	46,646
GN Store Nord AS	Health Care Equipment & Supplies	248	15,596
H. Lundbeck AS	Pharmaceuticals	116	2,995
Novo Nordisk AS, B	Pharmaceuticals	3,112	349,730
Novozymes AS	Chemicals	396	32,526
[b] Orsted AS, 144A	Electric Utilities	368	46,994
Pandora AS	Textiles, Apparel & Luxury Goods	188	23,439
Rockwool International AS, B	Building Products	12	5,247

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Royal Unibrew A/S	Beverages	92	10,370
SimCorp A/S	Software	76	8,306
Tryg AS	Insurance	588	14,520
Vestas Wind Systems A/S	Electrical Equipment	1,976	60,426
[a] William Demant Holding AS	Health Care Equipment & Supplies	208	10,657
			909,944
Finland 2.2%
Elisa OYJ	Diversified Telecommunication Services	288	17,725
[c] Fortum OYJ, Reg S	Electric Utilities	860	26,396
Huhtamaki OYJ	Containers & Packaging	184	8,138
Kesko OYJ	Food & Staples Retailing	540	18,017
Kojamo Oyj	Real Estate Management & Development	388	9,372
Kone OYJ, B	Machinery	768	55,057
Metso Outotec Oyj	Machinery	1,180	12,544
Neste Oil OYJ	Oil, Gas & Consumable Fuels	812	40,039
[a] Nokia OYJ	Communications Equipment	11,036	69,954
Nokian Renkaat OYJ	Auto Components	268	10,149
Nordea Bank Abp	Banks	7,132	87,480
Orion OYJ	Pharmaceuticals	204	8,472
Sampo OYJ, A	Insurance	984	49,303
Stora Enso OYJ, R	Paper & Forest Products	1,148	21,071
UPM-Kymmene OYJ	Paper & Forest Products	1,036	39,421
Valmet Oyj	Machinery	272	11,668
Wartsila OYJ ABP	Machinery	956	13,437
			498,243
France 16.2%
[a] Accor SA	Hotels, Restaurants & Leisure	356	11,518
[a] Aeroports de Paris SA	Transportation Infrastructure	56	7,215
Air Liquide SA	Chemicals	904	157,617
[a] Airbus SE	Aerospace & Defense	1,084	138,509
[b] ALD SA, 144A	Road & Rail	156	2,296
Alstom SA	Machinery	588	20,876
[b] Amundi SA, 144A	Capital Markets	112	9,240
Arkema SA	Chemicals	128	18,028
Atos SE	IT Services	188	7,994
AXA SA	Insurance	3,744	111,487
Biomerieux	Health Care Equipment & Supplies	84	11,931
BNP Paribas SA	Banks	2,108	145,679
Bollore	Entertainment	1,948	10,899
Bouygues SA	Construction & Engineering	416	14,897
Bureau Veritas SA	Professional Services	544	18,052
Capgemini SE	IT Services	304	74,500
Carrefour SA	Food & Staples Retailing	1,232	22,564
Cie Generale des Etablissements Michelin SCA	Auto Components	340	55,735
CNP Assurances	Insurance	296	7,321
Compagnie de Saint-Gobain	Building Products	928	65,293
	Equity Real Estate Investment Trusts
Covivio	(REITs)	96	7,882
Credit Agricole SA	Banks	2,400	34,253
Danone SA	Food Products	1,164	72,261
Dassault Aviation SA	Aerospace & Defense	45	4,862
Dassault Systemes SE	Software	1,292	76,857
Edenred	IT Services	480	22,145
EDF SA	Electric Utilities	1,048	12,311
Eiffage SA	Construction & Engineering	144	14,813
Engie SA	Multi-Utilities	3,244	48,010
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	576	122,647
Eurazeo SE	Diversified Financial Services	84	7,336
Faurecia SE	Auto Components	232	11,036
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	100	13,976
Getlink SE	Transportation Infrastructure	884	14,637
Hermes International	Textiles, Apparel & Luxury Goods	60	104,804

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Equity Real Estate Investment Trusts
ICADE	(REITs)	60	4,305
Imerys SA	Construction Materials	72	2,992
Ipsen SA	Pharmaceuticals	64	5,859
[a] JCDecaux SA	Media	140	3,503
Kering SA	Textiles, Apparel & Luxury Goods	143	114,956
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	352	8,346
L'Oreal SA	Personal Products	468	221,905
[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	168	7,440
Legrand SA	Electrical Equipment	520	60,849
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	486	401,798
	Independent Power and Renewable
[a,b] Neoen SA, 144A	Electricity Producers	48	2,083
Orange SA	Diversified Telecommunication Services	3,732	39,949
Orpea	Health Care Providers & Services	96	9,618
Pernod Ricard SA	Beverages	408	98,131
Plastic Omnium SA	Auto Components	100	2,600
Publicis Groupe	Media	444	29,891
Remy Cointreau SA	Beverages	48	11,681
[a] Renault SA	Automobiles	364	12,644
Rexel SA	Trading Companies & Distributors	592	12,004
Rubis SCA	Gas Utilities	180	5,375
Safran SA	Aerospace & Defense	676	82,763
Sanofi	Pharmaceuticals	2,120	213,554
Sartorius Stedim Biotech	Life Sciences Tools & Services	48	26,332
Schneider Electric SE	Electrical Equipment	1,032	202,397
SCOR SE	Insurance	312	9,736
SEB SA	Household Durables	60	9,341
Societe Generale SA	Banks	1,520	52,211
Sodexo SA	Hotels, Restaurants & Leisure	172	15,073
	Semiconductors & Semiconductor
[a] SOITEC	Equipment	44	10,768
Suez SA	Multi-Utilities	720	16,220
Teleperformance	Professional Services	114	50,819
Thales SA	Aerospace & Defense	200	17,013
TotalEnergies SE	Oil, Gas & Consumable Fuels	4,728	239,961
[a] Ubisoft Entertainment SA	Entertainment	188	9,208
	Equity Real Estate Investment Trusts
[a] Unibail-Rodamco-Westfield	(REITs)	200	14,015
Valeo	Auto Components	472	14,267
Veolia Environnement SA	Multi-Utilities	1,188	43,583
Vinci SA	Construction & Engineering	976	103,121
Vivendi SA	Media	1,360	18,389
Wendel SE	Diversified Financial Services	52	6,233
[a,b,c] Worldline SA, 144A, Reg S	IT Services	468	26,084
			3,716,498
Germany 12.7%
1&1 Drillisch AG	Wireless Telecommunication Services	88	2,404
Adidas AG	Textiles, Apparel & Luxury Goods	376	108,265
Allianz SE	Insurance	808	190,801
[a,b] Auto1 Group SE, 144A	Specialty Retail	176	3,891
BASF SE	Chemicals	1,792	125,899
Bayer AG	Pharmaceuticals	1,928	103,048
Bayerische Motoren Werke AG	Automobiles	628	63,196
Bechtle AG	IT Services	168	12,025
Beiersdorf AG	Personal Products	196	20,145
Brenntag AG	Trading Companies & Distributors	308	27,873
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	72	15,135
[a] Commerzbank AG	Banks	1,980	15,061
[a] Continental AG	Auto Components	212	22,448
[b] Covestro AG, 144A	Chemicals	360	22,189
[a] CTS Eventim AG & Co. KGaA	Entertainment	112	8,197

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Daimler AG	Automobiles	1,648	126,671
[a] Daimler Truck Holding AG	Machinery	840	30,845
[a,b] Delivery Hero SE, 144A	Internet & Direct Marketing Retail	364	40,566
[a] Deutsche Bank AG	Capital Markets	4,000	50,119
Deutsche Boerse AG	Capital Markets	360	60,221
[a] Deutsche Lufthansa AG	Airlines	1,184	8,321
Deutsche Post AG	Air Freight & Logistics	1,916	123,194
Deutsche Telekom AG	Diversified Telecommunication Services	6,652	123,304
Deutsche Wohnen AG	Real Estate Management & Development	108	4,542
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	68	2,744
E.ON SE	Multi-Utilities	4,244	58,842
Evonik Industries AG	Chemicals	372	12,044
[a] Evotec SE	Life Sciences Tools & Services	308	14,886
Fielmann AG	Specialty Retail	44	2,960
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	68	4,576
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	404	26,252
Fresenius SE & Co. KGaA	Health Care Providers & Services	788	31,722
Fuchs Petrolub SE	Chemicals	68	2,388
GEA Group AG	Machinery	332	18,156
Hannover Rueck SE	Insurance	120	22,810
HeidelbergCement AG	Construction Materials	284	19,223
Hella GmbH & Co. KGaA	Auto Components	88	6,205
[a] HelloFresh SE	Internet & Direct Marketing Retail	316	24,271
Henkel AG & Co. KGaA	Household Products	204	15,938
Hochtief AG	Construction & Engineering	36	2,907
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	2,552	118,291
KION Group AG	Machinery	156	17,116
Knorr-Bremse AG	Machinery	124	12,254
LANXESS AG	Chemicals	168	10,412
LEG Immobilien AG	Real Estate Management & Development	140	19,535
Merck KGaA	Pharmaceuticals	256	66,085
METRO AG	Food & Staples Retailing	244	2,558
MTU Aero Engines AG	Aerospace & Defense	106	21,625
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	276	81,762
Nemetschek AG	Software	104	13,341
ProSiebenSat.1 Media SE	Media	296	4,716
Puma SE	Textiles, Apparel & Luxury Goods	196	23,961
Rational AG	Machinery	7	7,167
Rheinmetall AG	Industrial Conglomerates	84	7,934
RWE AG	Multi-Utilities	1,256	51,020
SAP SE	Software	2,180	309,639
Sartorius AG	Health Care Equipment & Supplies	4	2,270
[b,c] Scout24 AG, 144A, Reg S	Interactive Media & Services	148	10,337
Siemens AG	Industrial Conglomerates	1,472	255,580
[a] Siemens Energy AG	Electrical Equipment	860	21,995
[b] Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	536	40,120
[a] SUSE SA	Software	72	3,291
Symrise AG	Chemicals	256	37,933
[a] Talanx AG	Insurance	100	4,838
[a,b] TeamViewer AG, 144A	Software	308	4,140
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	1,276	3,542
[a] thyssenkrupp AG	Metals & Mining	964	10,616
Traton SE	Machinery	96	2,417
[a] TUI AG	Hotels, Restaurants & Leisure	2,142	6,713
	Independent Power and Renewable
Uniper SE	Electricity Producers	180	8,556
United Internet AG	Diversified Telecommunication Services	208	8,265
Vantage Towers AG	Diversified Telecommunication Services	192	7,031
Varta AG	Electrical Equipment	28	3,646
[a] Vitesco Technologies Group AG, A	Auto Components	41	2,014
Volkswagen AG	Automobiles	64	18,807
Vonovia SE	Real Estate Management & Development	1,528	84,276

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Wacker Chemie AG	Chemicals	28	4,190
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	424	34,302
			2,916,579
Ireland 1.5%
[a] AIB Group PLC	Banks	1,568	3,816
CRH PLC	Construction Materials	1,516	80,081
DCC PLC	Industrial Conglomerates	192	15,733
Experian PLC	Professional Services	1,776	87,368
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	324	51,608
Glanbia PLC	Food Products	380	5,315
Kerry Group	Food Products	300	38,636
Kingspan Group PLC	Building Products	292	34,867
Smurfit Kappa Group PLC	Containers & Packaging	500	27,475
			344,899
Isle Of Man 0.1%
[a] GVC Holdings PLC	Hotels, Restaurants & Leisure	1,136	25,896
Italy 3.4%
A2A SpA	Multi-Utilities	3,020	5,907
Amplifon SpA	Health Care Providers & Services	252	13,598
Assicurazioni Generali SpA	Insurance	2,432	51,524
[a] Atlantia SpA	Transportation Infrastructure	944	18,738
Banca Mediolanum SpA	Diversified Financial Services	452	4,462
Buzzi Unicem SpA	Construction Materials	184	3,970
Davide Campari-Milano NV	Beverages	936	13,683
De' Longhi SpA	Household Durables	136	4,875
DiaSorin SpA	Health Care Equipment & Supplies	44	8,379
Enel SpA	Electric Utilities	15,228	122,018
Eni SpA	Oil, Gas & Consumable Fuels	4,852	67,426
Ferrari NV	Automobiles	240	62,091
FinecoBank Banca Fineco SpA	Banks	1,220	21,414
Hera SpA	Multi-Utilities	1,536	6,395
[b,c] Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	692	8,405
Interpump Group SpA	Machinery	156	11,434
Intesa Sanpaolo SpA	Banks	32,532	84,128
Italgas Reti SpA	Gas Utilities	948	6,524
[a] Leonardo SpA	Aerospace & Defense	800	5,732
Mediobanca Banca di Credito Finanziario SpA	Banks	1,364	15,682
Moncler SpA	Textiles, Apparel & Luxury Goods	428	31,160
[a,b] Nexi SpA, 144A	IT Services	1,176	18,709
[b] Pirelli & C SpA, 144A	Auto Components	924	6,418
[b,c] Poste Italiane SpA, 144A, Reg S	Insurance	900	11,811
Prysmian SpA	Electrical Equipment	524	19,730
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	192	12,336
Reply SpA	IT Services	44	8,942
Snam SpA	Gas Utilities	4,280	25,796
Telecom Italia SpA	Diversified Telecommunication Services	20,884	10,312
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	12,528	5,952
Tenaris SA	Energy Equipment & Services	916	9,594
Terna - Rete Elettrica Nazionale	Electric Utilities	2,704	21,875
UniCredit SpA	Banks	4,204	64,751
UnipolSai Assicurazioni SpA	Insurance	812	2,290
			786,061
Luxembourg 0.4%
ArcelorMittal SA	Metals & Mining	1,200	38,408
Aroundtown SA	Real Estate Management & Development	2,272	13,745
Eurofins Scientific SE	Life Sciences Tools & Services	240	29,695

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] RTL Group SA	Media	72	3,817
			85,665
Mexico 0.0%†
Fresnillo PLC	Metals & Mining	352	4,257
Netherlands 9.0%
Aalberts NV	Machinery	188	12,456
[b] ABN AMRO Bank NV, 144A	Banks	808	11,868
[a,b] Adyen NV, 144A	IT Services	56	147,204
Aegon NV	Insurance	3,536	17,665
Akzo Nobel NV	Chemicals	360	39,506
[a] Argenx SE	Biotechnology	100	35,856
	Semiconductors & Semiconductor
ASM International NV	Equipment	92	40,667
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	760	610,781
ASR Nederland NV	Insurance	264	12,159
	Semiconductors & Semiconductor
BE Semiconductor Industries NV	Equipment	136	11,602
[b] CTP NV, 144A	Real Estate Management & Development	120	2,552
[b,c] Euronext NV, 144A, Reg S	Capital Markets	160	16,603
EXOR NV	Diversified Financial Services	208	18,677
Heineken Holding NV	Beverages	204	18,826
Heineken NV	Beverages	464	52,164
IMCD Group NV	Trading Companies & Distributors	112	24,798
ING Groep NV	Banks	7,608	105,915
JDE Peet's BV	Food Products	156	4,808
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,908	65,386
Koninklijke DSM NV	Chemicals	324	72,954
Koninklijke KPN NV	Diversified Telecommunication Services	6,412	19,906
Koninklijke Philips NV	Health Care Equipment & Supplies	1,756	65,429
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	132	4,623
NN Group NV	Insurance	608	32,918
Prosus NV	Internet & Direct Marketing Retail	1,716	143,489
[a] QIAGEN NV	Life Sciences Tools & Services	424	23,622
Randstad NV	Professional Services	212	14,475
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	7,996	175,644
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	7,064	155,229
[b] Signify NV, 144A	Electrical Equipment	240	11,130
Universal Music Group NV	Entertainment	1,456	41,030
Wolters Kluwer NV	Professional Services	496	58,436
			2,068,378
Norway 1.1%
[a] Adevinta ASA, B	Interactive Media & Services	540	7,183
Aker ASA	Diversified Financial Services	44	4,116
Aker BP ASA	Oil, Gas & Consumable Fuels	256	7,885
DNB Bank ASA	Banks	2,000	45,814
Equinor ASA	Oil, Gas & Consumable Fuels	1,876	50,185
Gjensidige Forsikring ASA	Insurance	332	8,057
Leroy Seafood Group ASA	Food Products	512	4,004
Mowi ASA	Food Products	848	20,069
Norsk Hydro ASA	Metals & Mining	2,684	21,160
Orkla ASA	Food Products	1,448	14,509
Salmar ASA	Food Products	108	7,446
	Independent Power and Renewable
[b] Scatec ASA, 144A	Electricity Producers	224	3,880
Schibsted ASA, A	Media	148	5,708
Schibsted ASA, B	Media	188	6,332
Telenor ASA	Diversified Telecommunication Services	1,272	19,992
Tomra Systems ASA	Commercial Services & Supplies	228	16,315

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Yara International ASA	Chemicals	328	16,552
			259,207
Poland 0.5%
[a,b] Allegro.eu, 144A	Internet & Direct Marketing Retail	756	7,289
Bank Pekao SA	Banks	308	9,323
CD Projekt SA	Entertainment	132	6,318
Cyfrowy Polsat SA	Media	540	4,652
[a,b] Dino Polska SA, 144A	Food & Staples Retailing	92	8,384
[a] InPost SA	Air Freight & Logistics	404	4,869
KGHM Polska Miedz SA	Metals & Mining	264	9,131
LPP SA	Textiles, Apparel & Luxury Goods	2	8,535
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	604	11,141
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	3,648	5,702
[a] Powszechna Kasa Oszczednosci Bank Polski SA	Banks	1,708	19,040
Powszechny Zaklad Ubezpieczen SA	Insurance	1,084	9,508
Santander Bank Polska SA	Banks	60	5,188
			109,080
Portugal 0.2%
EDP- Energias de Portugal SA	Electric Utilities	5,508	30,266
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	976	9,457
Jeronimo Martins SGPS SA	Food & Staples Retailing	548	12,526
			52,249
Russia 0.1%
Evraz PLC	Metals & Mining	1,168	9,517
Spain 3.6%
Acciona SA	Electric Utilities	44	8,411
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	448	12,008
[a,b] Aena SME SA, 144A	Transportation Infrastructure	136	21,467
[a] Amadeus IT Group SA	IT Services	832	56,428
Banco Bilbao Vizcaya Argentaria SA	Banks	13,040	77,853
Banco Santander SA	Banks	33,536	112,142
Bankinter SA	Banks	1,364	6,994
CaixaBank SA	Banks	8,460	23,224
[b] Cellnex Telecom SA, 144A	Diversified Telecommunication Services	1,192	69,377
	Independent Power and Renewable
[a] Corp. ACCIONA Energias Renovables SA	Electricity Producers	96	3,557
Corporacion Mapfre SA	Insurance	2,020	4,147
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	480	11,954
Enagas SA	Gas Utilities	484	11,228
Endesa SA	Electric Utilities	640	14,702
Ferrovial SA	Construction & Engineering	960	30,088
Fluidra SA	Machinery	220	8,806
Grifols SA	Biotechnology	676	12,973
Iberdrola SA	Electric Utilities	11,560	136,850
Industria de Diseno Textil SA	Specialty Retail	2,060	66,835
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	660	6,192
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	636	6,922
Naturgy Energy Group SA	Gas Utilities	584	19,014
Red Electrica Corp. SA	Electric Utilities	824	17,827
Repsol SA	Oil, Gas & Consumable Fuels	2,552	30,287
[a] Siemens Gamesa Renewable Energy SA	Electrical Equipment	436	10,447
Telefonica SA	Diversified Telecommunication Services	10,028	43,928
			823,661
Sweden 5.8%
Alfa Laval AB	Machinery	628	25,276
Assa Abloy AB, B	Building Products	1,796	54,789
Atlas Copco AB	Machinery	732	43,028
Atlas Copco AB, A	Machinery	1,236	85,432

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Beijer Ref AB	Trading Companies & Distributors	500	10,929
Boliden AB	Metals & Mining	528	20,411
Castellum AB	Real Estate Management & Development	556	14,972
Electrolux AB, B	Household Durables	448	10,861
Elekta AB, B	Health Care Equipment & Supplies	708	8,958
Epiroc AB, A	Machinery	1,200	30,378
Epiroc AB, B	Machinery	764	16,176
EQT AB	Capital Markets	544	29,622
Ericsson, B	Communications Equipment	5,892	64,941
Essity AB, B	Household Products	1,184	38,630
[b,c] Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	316	44,891
[a] Fastighets AB Balder, B	Real Estate Management & Development	204	14,686
Getinge AB, B	Health Care Equipment & Supplies	444	19,376
Hennes & Mauritz AB, B	Specialty Retail	1,748	34,381
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	3,688	58,514
Holmen AB, B	Paper & Forest Products	184	8,834
Husqvarna AB, A	Household Durables	48	764
Husqvarna AB, B	Household Durables	804	12,863
Industrivarden AB, A	Diversified Financial Services	452	14,398
Industrivarden AB, C	Diversified Financial Services	332	10,418
Indutrade AB	Machinery	564	17,268
Investment AB Latour, B	Industrial Conglomerates	292	11,891
Investor AB, A	Diversified Financial Services	1,020	26,880
Investor AB, B	Diversified Financial Services	3,560	89,552
[a] Kinnevik AB, A	Diversified Financial Services	28	1,066
[a] Kinnevik AB, B	Diversified Financial Services	468	16,683
L E Lundbergforetagen AB, B	Diversified Financial Services	152	8,529
Lifco AB, B	Industrial Conglomerates	444	13,275
Lundin Energy AB	Oil, Gas & Consumable Fuels	368	13,190
Nibe Industrier AB, B	Building Products	2,320	35,041
Saab AB, B	Aerospace & Defense	172	4,375
Sagax AB, B	Real Estate Management & Development	336	11,319
Sagax AB, D	Real Estate Management & Development	220	812
Sandvik AB	Machinery	2,108	58,813
Securitas AB, B	Commercial Services & Supplies	608	8,371
[a,b] Sinch AB, 144A	Software	1,040	13,221
Skandinaviska Enskilda Banken AB, A	Banks	2,792	38,809
Skandinaviska Enskilda Banken AB, C	Banks	40	580
Skanska AB, B	Construction & Engineering	704	18,211
SKF AB, B	Machinery	772	18,290
Svenska Cellulosa AB, A	Paper & Forest Products	48	856
Svenska Cellulosa AB, B	Paper & Forest Products	1,184	21,022
Svenska Handelsbanken AB, A	Banks	2,868	30,999
Svenska Handelsbanken AB, B	Banks	80	953
Sweco AB, B	Construction & Engineering	400	7,519
Swedbank AB, A	Banks	1,952	39,261
Swedish Match AB	Tobacco	3,096	24,628
[a] Swedish Orphan Biovitrum AB	Biotechnology	340	6,951
Tele2 AB, B	Wireless Telecommunication Services	984	14,031
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	60	664
Telia Co. AB	Diversified Telecommunication Services	5,164	20,194
Trelleborg AB, B	Machinery	476	12,502
Volvo AB, A	Machinery	420	9,862
Volvo AB, B	Machinery	2,956	68,449
			1,337,595
Switzerland 16.4%
ABB Ltd.	Electrical Equipment	3,272	125,328
Adecco Group AG	Professional Services	312	15,957
Alcon Inc.	Health Care Equipment & Supplies	900	79,752
Baloise Holding AG	Insurance	88	14,400
Banque Cantonale Vaudoise	Banks	56	4,351
Barry Callebaut AG	Food Products	7	17,025

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

BKW AG	Electric Utilities	34	4,426
Chocoladefabriken Lindt & Spruengli AG	Food Products	4	55,446
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	1,000	150,304
Clariant AG	Chemicals	448	9,342
Coca-Cola HBC AG	Beverages	384	13,289
Credit Suisse Group AG	Capital Markets	4,684	45,609
DKSH Holding AG	Professional Services	68	5,620
EMS-Chemie Holding AG	Chemicals	14	15,688
[a] Flughafen Zurich AG	Transportation Infrastructure	36	6,484
Geberit AG	Building Products	69	56,433
Georg Fischer AG	Machinery	8	12,160
Givaudan AG	Chemicals	18	94,667
Glencore PLC	Metals & Mining	25,820	131,127
Helvetia Holding AG	Insurance	68	8,015
Julius Baer Group Ltd.	Capital Markets	428	28,738
Kuehne + Nagel International AG	Marine	100	32,311
LafargeHolcim Ltd., B	Construction Materials	1,072	54,721
	Technology Hardware, Storage &
Logitech International SA	Peripherals	296	24,976
Lonza Group AG	Life Sciences Tools & Services	145	121,201
[a,b] Medmix AG, 144A	Health Care Equipment & Supplies	52	2,577
Nestle SA	Food Products	5,404	755,842
Novartis AG	Pharmaceuticals	4,072	358,777
OC Oerlikon Corp. AG	Machinery	352	3,618
Partners Group Holding AG	Capital Markets	44	73,040
PSP Swiss Property AG	Real Estate Management & Development	84	10,482
Roche Holding AG, Bearer	Pharmaceuticals	52	23,330
Roche Holding AG, Non-Voting	Pharmaceuticals	1,360	565,852
Schindler Holding AG	Machinery	36	9,656
Schindler Holding AG, PC	Machinery	80	21,555
SGS SA	Professional Services	12	40,129
SIG Combibloc Group AG	Containers & Packaging	660	18,442
Sika AG	Chemicals	276	115,168
Sonova Holding AG	Health Care Equipment & Supplies	104	40,840
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	1,240	61,157
Straumann Holding AG	Health Care Equipment & Supplies	20	42,518
Sulzer AG	Machinery	32	3,156
Swatch Group AG	Textiles, Apparel & Luxury Goods	56	17,148
Swatch Group AG	Textiles, Apparel & Luxury Goods	84	4,928
Swiss Life Holding AG	Insurance	61	37,424
Swiss Prime Site AG	Real Estate Management & Development	152	14,956
Swiss Re AG	Insurance	564	55,871
Swisscom AG	Diversified Telecommunication Services	50	28,239
Tecan Group AG	Life Sciences Tools & Services	24	14,632
Temenos AG	Software	120	16,601
UBS Group AG	Capital Markets	6,372	114,831
[b,c] VAT Group AG, 144A, Reg S	Machinery	52	25,933
Vifor Pharma AG	Pharmaceuticals	100	17,807
Zurich Insurance Group AG	Insurance	292	128,318
			3,750,197
United Kingdom 19.5%
3i Group PLC	Capital Markets	1,856	36,426
Abrdn PLC	Capital Markets	4,168	13,600
Admiral Group PLC	Insurance	432	18,472
Anglo American PLC	Metals & Mining	2,368	96,733
Ashmore Group PLC	Capital Markets	876	3,453
Ashtead Group PLC	Trading Companies & Distributors	876	70,502
Associated British Foods PLC	Food Products	672	18,277
AstraZeneca PLC	Pharmaceuticals	3,016	354,498
[b] Auto Trader Group PLC, 144A	Interactive Media & Services	1,804	18,081
AVEVA Group PLC	Software	224	10,328
Aviva PLC	Insurance	7,452	41,423

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

B&M European Value Retail SA	Multiline Retail	1,788	15,354
BAE Systems PLC	Aerospace & Defense	6,188	46,081
Barclays PLC	Banks	32,616	82,610
Barratt Developments PLC	Household Durables	1,960	19,857
Bellway PLC	Household Durables	244	11,025
Berkeley Group Holdings PLC	Household Durables	200	12,935
BHP Group PLC	Metals & Mining	4,048	120,594
BP PLC	Oil, Gas & Consumable Fuels	37,924	169,765
British American Tobacco PLC	Tobacco	4,448	164,682
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	1,816	13,061
BT Group PLC	Diversified Telecommunication Services	14,584	33,492
Bunzl PLC	Trading Companies & Distributors	656	25,634
Burberry Group PLC	Textiles, Apparel & Luxury Goods	768	18,906
[a] Centrica PLC	Multi-Utilities	11,508	11,145
CNH Industrial NV	Machinery	1,908	37,038
[a] Compass Group PLC	Hotels, Restaurants & Leisure	3,492	78,088
[b] ConvaTec Group PLC, 144A	Health Care Equipment & Supplies	3,132	8,194
Croda International PLC	Chemicals	264	36,186
Dechra Pharmaceuticals PLC	Pharmaceuticals	200	14,425
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	196	9,066
Diageo PLC	Beverages	4,476	244,683
Direct Line Insurance Group PLC	Insurance	2,656	10,037
[a] Dr. Martens PLC	Textiles, Apparel & Luxury Goods	948	5,496
DS Smith PLC	Containers & Packaging	2,496	12,975
[a] easyJet PLC	Airlines	716	5,392
Electrocomponents PLC	Trading Companies & Distributors	924	15,093
Ferguson PLC	Trading Companies & Distributors	432	76,680
GlaxoSmithKline PLC	Pharmaceuticals	9,632	209,598
	Electronic Equipment, Instruments &
Halma PLC	Components	740	32,073
Hargreaves Lansdown PLC	Capital Markets	740	13,581
Hikma Pharmaceuticals PLC	Pharmaceuticals	336	10,098
HomeServe PLC	Commercial Services & Supplies	548	6,491
Howden Joinery Group PLC	Trading Companies & Distributors	1,104	13,476
HSBC Holdings PLC	Banks	39,820	241,976
IMI PLC	Machinery	504	11,851
Imperial Brands PLC	Tobacco	1,832	40,111
[a] Informa PLC	Media	2,868	20,068
[a] InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	352	22,794
Intermediate Capital Group PLC	Capital Markets	544	16,166
[a] International Consolidated Airlines Group SA	Airlines	2,124	4,099
Intertek Group PLC	Professional Services	316	24,097
[a] ITV PLC	Media	7,216	10,805
J Sainsbury PLC	Food & Staples Retailing	3,348	12,507
Johnson Matthey PLC	Chemicals	360	9,976
[a,b,c] Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	360	19,843
Kingfisher PLC	Specialty Retail	4,040	18,512
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	1,388	14,596
Legal & General Group PLC	Insurance	11,572	46,629
Lloyds Banking Group PLC	Banks	137,856	89,252
London Stock Exchange Group PLC	Capital Markets	704	66,080
M&G PLC	Diversified Financial Services	5,100	13,781
[a] Meggitt PLC	Aerospace & Defense	1,512	15,114
Melrose Industries PLC	Industrial Conglomerates	8,661	18,758
Mondi PLC	Paper & Forest Products	932	23,050
National Grid PLC	Multi-Utilities	7,044	101,113
Natwest Group PLC	Banks	10,120	30,937
Next PLC	Multiline Retail	244	26,935
[a] NMC Health PLC	Health Care Providers & Services	60	—
[a] Ocado Group PLC	Food & Staples Retailing	944	21,455
Pearson PLC	Media	1,460	12,126

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Pennon Group PLC	Water Utilities	520	8,219
Persimmon PLC	Household Durables	616	23,829
Phoenix Group Holdings PLC	Insurance	1,204	10,652
Prudential PLC	Insurance	5,344	92,251
[b] Quilter PLC, 144A	Capital Markets	3,264	6,565
Reckitt Benckiser Group PLC	Household Products	1,240	106,515
RELX PLC	Professional Services	3,624	117,903
	Electronic Equipment, Instruments &
Renishaw PLC	Components	64	4,143
Rentokil Initial PLC	Commercial Services & Supplies	3,592	28,413
Rightmove PLC	Interactive Media & Services	1,644	17,702
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	16,124	26,836
Royal Mail PLC	Air Freight & Logistics	1,852	12,693
Schroders PLC	Capital Markets	212	10,222
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	2,332	45,373
Severn Trent PLC	Water Utilities	492	19,638
Smith & Nephew PLC	Health Care Equipment & Supplies	1,716	30,064
Smiths Group PLC	Industrial Conglomerates	792	16,944
Spirax-Sarco Engineering PLC	Machinery	140	30,434
SSE PLC	Electric Utilities	2,068	46,188
St. James's Place Capital PLC	Capital Markets	1,024	23,349
Standard Chartered PLC	Banks	4,924	29,905
Tate & Lyle PLC	Food Products	912	8,170
Taylor Wimpey PLC	Household Durables	6,904	16,411
[a] TechnipFMC PLC	Energy Equipment & Services	920	5,476
Tesco PLC	Food & Staples Retailing	14,964	58,757
The Sage Group PLC	Software	2,028	23,419
[a] THG PLC	Internet & Direct Marketing Retail	1,836	5,700
Travis Perkins PLC	Trading Companies & Distributors	444	9,348
Unilever PLC	Personal Products	4,976	265,917
United Utilities Group PLC	Water Utilities	1,308	19,293
Vodafone Group PLC	Wireless Telecommunication Services	53,332	81,092
Weir Group PLC	Machinery	512	11,869
[a] Whitbread PLC	Hotels, Restaurants & Leisure	404	16,389
WPP PLC	Media	2,244	34,026
			4,461,940
United Kingdom 0.1%
[a,b] Deliveroo PLC, 144A	Internet & Direct Marketing Retail	1,224	3,476
JD Sports Fashion PLC	Specialty Retail	4,760	14,042
[a,b] Pepco Group NV, 144A	Multiline Retail	216	2,493
[a] Wise PLC, A	IT Services	888	9,100
			29,111
United States 0.3%
Stellantis NV	Automobiles	3,964	75,218
Total Common Stocks and Other Equity Interests (Cost $20,611,327)			22,852,385
Preferred Stocks 0.8%
Germany 0.8%
[d] Bayerische Motoren Werke AG, 2.619%, pfd.	Automobiles	116	9,670
[d] Fuchs Petrolub SE, 2.480%, pfd.	Chemicals	136	6,174
[d] Henkel AG & Co. KGaA, 2.601%, pfd.	Household Products	348	28,153
[d] Porsche Automobil Holding SE, 2.649%, pfd.	Automobiles	296	28,087
[d] Sartorius AG, 0.119%, pfd.	Health Care Equipment & Supplies	48	32,489
[d] Volkswagen AG, 2.738%, pfd.	Automobiles	360	72,659

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Total Preferred Stocks (Cost $175,943)			177,232
Total Investments before Short Term Investments (Cost $20,787,270)
Short Term Investments 0.1%
Money Market Funds 0.1%
United States 0.1%
[e,f] Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	16,403	16,403
Total Investments (Cost $20,803,673) 100.6%			23,046,020
Other Assets, less Liabilities (0.6)%			(127,240)
Net Assets 100.0%			$22,918,780

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$751,811, representing 3.3% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $190,303, representing 0.8% of net assets.
dVariable rate security. The rate shown represents the yield at period end.
eSee Note 5 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day effective yield at period end.

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	82,800	$93,453	1/03/22	$707	$—
Euro	BOFA	Buy	3,281,300	3,731,386	1/03/22	107	—
Euro	HSBK	Buy	82,800	93,451	1/03/22	709	—
Euro	HSBK	Buy	3,281,300	3,731,370	1/03/22	124	—
Euro	UBSW	Buy	82,800	93,448	1/03/22	712	—
Euro	UBSW	Buy	3,281,300	3,731,444	1/03/22	50	—
Euro	BOFA	Sell	2,468,800	2,782,655	1/03/22	—	(24,863)
Euro	BOFA	Sell	895,300	1,012,521	1/03/22	—	(5,614)
Euro	HSBK	Sell	2,468,800	2,782,920	1/03/22	—	(24,598)
Euro	HSBK	Sell	895,300	1,012,471	1/03/22	—	(5,664)
Euro	UBSW	Sell	2,468,800	2,782,891	1/03/22	—	(24,628)
Euro	UBSW	Sell	895,300	1,012,558	1/03/22	—	(5,577)
Norwegian Krone	BOFA	Buy	58,000	6,394	1/03/22	183	—
Norwegian Krone	BOFA	Buy	2,298,000	260,623	1/03/22	—	(29)
Norwegian Krone	BOFA	Sell	1,708,300	187,458	1/03/22	—	(6,264)
Norwegian Krone	BOFA	Sell	647,700	71,223	1/03/22	—	(2,227)
Polish Zloty	BOFA	Buy	9,800	2,384	1/03/22	47	—
Polish Zloty	BOFA	Buy	389,700	96,694	1/03/22	—	(4)
Polish Zloty	BOFA	Sell	324,500	78,453	1/03/22	—	(2,060)
Polish Zloty	BOFA	Sell	75,000	18,337	1/03/22	—	(271)
Swiss Franc	MSCO	Buy	78,400	85,007	1/03/22	1,038	—
Swiss Franc	MSCO	Buy	3,108,600	3,411,563	1/03/22	170	—
Swiss Franc	MSCO	Sell	2,272,100	2,459,010	1/03/22	—	(34,652)
Swiss Franc	MSCO	Sell	914,900	994,420	1/03/22	—	(9,696)
Danish Krone	BOFA	Buy	146,600	22,245	1/04/22	170	—
Danish Krone	BOFA	Buy	5,812,000	888,633	1/04/22	18	—
Danish Krone	BOFA	Sell	4,387,300	664,882	1/04/22	—	(5,934)
Danish Krone	BOFA	Sell	1,571,300	238,927	1/04/22	—	(1,324)
Great British Pound	DBAB	Buy	98,000	129,735	1/04/22	3,001	—
Great British Pound	DBAB	Buy	3,886,000	5,260,478	1/04/22	2,915	—
Great British Pound	DBAB	Sell	2,909,800	3,853,448	1/04/22	—	(87,731)
Great British Pound	DBAB	Sell	1,074,200	1,429,569	1/04/22	—	(25,381)
Swedish Krona	BOFA	Buy	292,600	32,168	1/04/22	150	—
Swedish Krona	BOFA	Buy	11,602,300	1,281,451	1/04/22	26	—
Swedish Krona	BOFA	Sell	8,493,200	937,365	1/04/22	—	(711)
Swedish Krona	BOFA	Sell	3,401,700	376,153	1/04/22	434	—
Danish Krone	BOFA	Sell	5,915,100	904,743	2/02/22	—	(229)
Euro	BOFA	Sell	3,358,500	3,821,358	2/02/22	—	(131)
Euro	HSBK	Sell	3,358,500	3,821,379	2/02/22	—	(111)
Euro	UBSW	Sell	3,358,500	3,821,335	2/02/22	—	(155)
Great British Pound	DBAB	Sell	3,992,700	5,404,555	2/02/22	—	(3,036)
Norwegian Krone	BOFA	Sell	2,282,300	258,672	2/02/22	—	(6)
Polish Zloty	BOFA	Sell	426,800	105,636	2/02/22	—	(53)
Swedish Krona	BOFA	Sell	12,077,100	1,334,157	2/02/22	—	(69)
Swiss Franc	MSCO	Sell	3,220,500	3,537,029	2/02/22	—	(151)
Total Forward Exchange Contracts						$10,561	$(271,169)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Net unrealized appreciation (depreciation)	$(260,608)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
EURO STOXX 50 Index			Long	1	$48,757	3/18/22	$1,332

*As of period end.

Abbreviations

Selected Portfolio

BOFA	-	Bank of America Corp.
DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank PLC
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited)
Franklin FTSE France ETF

Franklin FTSE France ETF	Industry	Shares	Value
Common Stocks 99.9%
France 97.0%
[a] Accor SA	Hotels, Restaurants & Leisure	1,029	$33,292
[a] Aeroports de Paris SA	Transportation Infrastructure	161	20,744
Air Liquide SA	Chemicals	2,625	457,683
[a] Airbus SE	Aerospace & Defense	3,143	401,599
[b] ALD SA, 144A	Road & Rail	462	6,798
Alstom SA	Machinery	1,666	59,149
[b] Amundi SA, 144A	Capital Markets	322	26,566
Arkema SA	Chemicals	364	51,266
Atos SE	IT Services	532	22,621
AXA SA	Insurance	10,857	323,295
Biomerieux	Health Care Equipment & Supplies	238	33,805
BNP Paribas SA	Banks	6,111	422,317
Bollore	Entertainment	5,579	31,215
Bouygues SA	Construction & Engineering	1,204	43,116
Bureau Veritas SA	Professional Services	1,603	53,193
Capgemini SE	IT Services	882	216,149
Carrefour SA	Food & Staples Retailing	3,500	64,101
Cie Generale des Etablissements Michelin SCA	Auto Components	987	161,796
CNP Assurances	Insurance	840	20,777
Compagnie de Saint-Gobain	Building Products	2,681	188,631
	Equity Real Estate Investment Trusts
Covivio	(REITs)	280	22,990
Credit Agricole SA	Banks	6,986	99,703
Danone SA	Food Products	3,395	210,761
Dassault Aviation SA	Aerospace & Defense	130	14,044
Dassault Systemes SE	Software	3,759	223,611
Edenred	IT Services	1,407	64,914
EDF SA	Electric Utilities	2,947	34,619
Eiffage SA	Construction & Engineering	420	43,206
Engie SA	Multi-Utilities	9,359	138,509
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	1,666	354,740
Eurazeo SE	Diversified Financial Services	245	21,397
Faurecia SE	Auto Components	665	31,633
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	294	41,090
Getlink SE	Transportation Infrastructure	2,569	42,536
Hermes International	Textiles, Apparel & Luxury Goods	175	305,679
	Equity Real Estate Investment Trusts
ICADE	(REITs)	182	13,060
Imerys SA	Construction Materials	224	9,308
Ipsen SA	Pharmaceuticals	196	17,943
[a] JCDecaux SA	Media	413	10,333
Kering SA	Textiles, Apparel & Luxury Goods	414	332,809
	Equity Real Estate Investment Trusts
[a] Klepierre SA	(REITs)	1,057	25,062
L'Oreal SA	Personal Products	1,358	643,903
[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	490	21,698
Legrand SA	Electrical Equipment	1,512	176,931
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	1,409	1,164,883
	Independent Power and Renewable
[a,b] Neoen SA, 144A	Electricity Producers	154	6,683
Orange SA	Diversified Telecommunication Services	10,822	115,844
Orpea	Health Care Providers & Services	273	27,351
Pernod Ricard SA	Beverages	1,176	282,849
Plastic Omnium SA	Auto Components	308	8,007
Publicis Groupe	Media	1,288	86,711
Remy Cointreau SA	Beverages	140	34,070
[a] Renault SA	Automobiles	1,043	36,229
Rexel SA	Trading Companies & Distributors	1,715	34,774
Rubis SCA	Gas Utilities	539	16,096

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)
Franklin FTSE France ETF

Safran SA	Aerospace & Defense	1,967	240,822
Sanofi	Pharmaceuticals	6,139	618,401
Sartorius Stedim Biotech	Life Sciences Tools & Services	135	74,059
Schneider Electric SE	Electrical Equipment	2,989	586,207
SCOR SE	Insurance	882	27,523
SEB SA	Household Durables	168	26,155
Societe Generale SA	Banks	4,382	150,518
Sodexo SA	Hotels, Restaurants & Leisure	490	42,940
	Semiconductors & Semiconductor
[a] SOITEC	Equipment	126	30,835
Suez SA	Multi-Utilities	2,135	48,097
Teleperformance	Professional Services	328	146,217
Thales SA	Aerospace & Defense	567	48,230
TotalEnergies SE	Oil, Gas & Consumable Fuels	13,706	695,624
[a] Ubisoft Entertainment SA	Entertainment	532	26,057
Valeo	Auto Components	1,358	41,048
Veolia Environnement SA	Multi-Utilities	3,450	126,567
Vinci SA	Construction & Engineering	2,828	298,799
Vivendi SA	Media	3,934	53,193
Wendel SE	Diversified Financial Services	154	18,458
[a,b] Worldline SA, 144A	IT Services	1,372	76,467
			10,728,306
Luxembourg 0.8%
Eurofins Scientific SE	Life Sciences Tools & Services	686	84,877
Netherlands 0.4%
[b] Euronext NV, 144A	Capital Markets	462	47,941
Switzerland 1.6%
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	3,570	176,074
United Kingdom 0.1%
[a] TechnipFMC PLC	Energy Equipment & Services	2,583	15,374
Total Investments (Cost $9,787,030) 99.9%			11,052,572

Other Assets, less Liabilities 0.1%			13,207
Net Assets 100.0%			$11,065,779

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2021, the aggregate value of these securities was $186,153, representing 1.7% of net assets.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust

Franklin FTSE Germany ETF

Statement of Investments, December 31, 2021

Franklin FTSE Germany ETF	Industry	Shares	Value
Common Stocks 94.3%
Germany 92.9%
1&1 Drillisch AG	Wireless Telecommunication Services	555	$15,160
adidas AG	Textiles, Apparel & Luxury Goods	2,310	665,139
Allianz SE	Insurance	4,950	1,168,891
[a,b] Auto1 Group SE, 144A	Specialty Retail	1,125	24,871
BASF SE	Chemicals	11,040	775,628
Bayer AG	Pharmaceuticals	11,850	633,363
Bayerische Motoren Werke AG	Automobiles	3,870	389,441
Bechtle AG	IT Services	990	70,860
Beiersdorf AG	Personal Products	1,200	123,336
Brenntag SE	Trading Companies & Distributors	1,860	168,327
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	435	91,442
[a] Commerzbank AG	Banks	12,540	95,388
[a] Continental AG	Auto Components	1,305	138,179
[b] Covestro AG, 144A	Chemicals	2,175	134,059
[a] CTS Eventim AG & Co. KGaA	Entertainment	705	51,599
Daimler AG	Automobiles	10,140	779,394
[a] Daimler Truck Holding AG	Machinery	5,070	186,171
[a,b] Delivery Hero SE, 144A	Internet & Direct Marketing Retail	2,265	252,424
[a] Deutsche Bank AG	Capital Markets	24,630	308,606
Deutsche Boerse AG	Capital Markets	2,220	371,366
[a] Deutsche Lufthansa AG	Airlines	7,155	50,285
Deutsche Post AG	Air Freight & Logistics	11,790	758,065
Deutsche Telekom AG	Diversified Telecommunication Services	40,770	755,727
Deutsche Wohnen SE	Real Estate Management & Development	585	24,601
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	420	16,946
E.ON SE	Multi-Utilities	26,100	361,870
Evonik Industries AG	Chemicals	2,310	74,789
[a] Evotec SE	Life Sciences Tools & Services	1,860	89,896
Fielmann AG	Specialty Retail	300	20,180
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	435	29,275
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	2,445	158,875
Fresenius SE & Co. KGaA	Health Care Providers & Services	4,920	198,064
Fuchs Petrolub SE	Chemicals	405	14,222
GEA Group AG	Machinery	1,995	109,102
Hannover Rueck SE	Insurance	720	136,860
HeidelbergCement AG	Construction Materials	1,800	121,835
Hella GmbH & Co. KGaA	Auto Components	540	38,073
[a] HelloFresh SE	Internet & Direct Marketing Retail	1,965	150,925
Henkel AG & Co. KGaA	Household Products	1,215	94,923
Hochtief AG	Construction & Engineering	225	18,167
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	15,705	727,962
KION Group AG	Machinery	945	103,683
Knorr-Bremse AG	Machinery	795	78,564
Lanxess AG	Chemicals	1,035	64,147
LEG Immobilien AG	Real Estate Management & Development	885	123,488
Merck KGaA	Pharmaceuticals	1,560	402,705
METRO AG	Food & Staples Retailing	1,620	16,986
MTU Aero Engines AG	Aerospace & Defense	645	131,589
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft
in Muenchen	Insurance	1,695	502,128
Nemetschek AG	Software	660	84,662
ProSiebenSat.1 Media SE	Media	1,860	29,634
Puma SE	Textiles, Apparel & Luxury Goods	1,200	146,699
Rational AG	Machinery	41	41,981
Rheinmetall AG	Industrial Conglomerates	525	49,589
RWE AG	Multi-Utilities	7,590	308,312
SAP SE	Software	13,365	1,898,314
Sartorius AG	Health Care Equipment & Supplies	30	17,024
[b,c] Scout24 AG, 144A, Reg S	Interactive Media & Services	915	63,910

Franklin FTSE Germany ETF

Statement of Investments, December 31, 2021 (continued)

Siemens AG	Industrial Conglomerates	9,060	1,573,067
[a] Siemens Energy AG	Electrical Equipment	5,160	131,970
[b] Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	3,345	250,375
Symrise AG	Chemicals	1,560	231,156
[a] Talanx AG	Insurance	645	31,203
[a,b] TeamViewer AG, 144A	Software	1,935	26,010
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	8,040	22,318
[a] thyssenkrupp AG	Metals & Mining	5,940	65,415
Traton SE	Machinery	615	15,484
	Independent Power and Renewable Electricity
Uniper SE	Producers	1,065	50,625
United Internet AG	Diversified Telecommunication Services	1,305	51,853
Vantage Towers AG	Diversified Telecommunication Services	1,110	40,646
Varta AG	Electrical Equipment	165	21,485
[a] Vitesco Technologies Group AG, A	Auto Components	270	13,264
Volkswagen AG	Automobiles	390	114,602
Vonovia SE	Real Estate Management & Development	9,375	517,070
Wacker Chemie AG	Chemicals	180	26,938
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	2,625	212,363
			17,853,545
Luxembourg 0.6%
Aroundtown SA	Real Estate Management & Development	13,890	84,033
[a] RTL Group SA	Media	465	24,653
[a] SUSE SA	Software	435	19,886
			128,572
Netherlands 0.8%
[a] QIAGEN NV	Life Sciences Tools & Services	2,655	147,913
Total Common Stocks (Cost $17,501,057)			18,130,030
Preferred Stocks 5.7%
Germany 5.7%
[d] Bayerische Motoren Werke AG, 2.619%, pfd.	Automobiles	690	57,516
[d] Fuchs Petrolub SE, 2.480%, pfd.	Chemicals	855	38,815
[d] Henkel AG & Co. KGaA, 2.601%, pfd.	Household Products	2,100	169,891
[d] Porsche Automobil Holding SE, 2.649%, pfd.	Automobiles	1,845	175,068
[d] Sartorius AG, 0.119%, pfd.	Health Care Equipment & Supplies	300	203,058
[d] Volkswagen AG, 2.738%, pfd.	Automobiles	2,205	445,036

Total Preferred Stocks (Cost $1,078,733)			1,089,384
Total Investments (Cost $18,579,790) 100.0%			19,219,414

Other Assets, less Liabilities 0.0%			3,214
Net Assets 100.0%			$19,222,628

aNon-income producing.
bSecurity exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, these securities had a total value of $980,958 or 5.1% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the value of this security was $63,910, representing 0.3% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Hong Kong ETF	Industry	Shares	Value
Common Stocks 99.8%
Cambodia 0.2%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	50,000	$43,610
China 14.4%
AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components	22,500	88,888
[a] BeiGene Ltd.	Biotechnology	20,500	423,342
BOC Hong Kong (Holdings) Ltd.	Banks	120,000	393,263
[b] Budweiser Brewing Co. APAC Ltd., 144A	Beverages	56,500	148,202
[a] China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	90,000	17,778
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	59,000	106,099
[a,b] ESR Cayman Ltd., 144A	Real Estate Management & Development	65,000	219,688
[a] FIH Mobile Ltd.	Electronic Equipment, Instruments & Components	95,000	16,572
[a] HUTCHMED China Ltd.	Biotechnology	14,000	101,818
Kerry Logistics Network Ltd.	Air Freight & Logistics	10,000	24,447
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	50,000	34,760
Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	250,000	287,316
Microport Scientific Corp.	Health Care Equipment & Supplies	16,000	58,284
Minth Group Ltd.	Auto Components	24,000	105,742
[a] MMG Ltd.	Metals & Mining	80,000	25,653
Nexteer Automotive Group Ltd.	Auto Components	30,000	37,248
[a] Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	40,000	33,400
Shui On Land Ltd.	Real Estate Management & Development	120,000	16,162
SITC International Holdings Co. Ltd.	Marine	40,000	144,684
Tingyi Cayman Islands Holding Corp.	Food Products	64,000	131,509
[a] Towngas China Co. Ltd.	Gas Utilities	35,000	30,438
Uni-President China Holdings Ltd.	Food Products	40,000	38,788
Want Want China Holdings Ltd.	Food Products	175,000	160,717
			2,644,798
Hong Kong 76.3%
AIA Group Ltd.	Insurance	356,000	3,589,087
ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment	10,000	108,064
Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure	10,000	17,829
[a] Cathay Pacific Airways Ltd.	Airlines	30,000	24,589
Champion REIT	Equity Real Estate Investment Trusts (REITs)	65,000	33,266
CK Asset Holdings Ltd.	Real Estate Management & Development	66,000	416,082
CK Infrastructure Holdings Ltd.	Electric Utilities	21,300	135,647
CLP Holdings Ltd.	Electric Utilities	55,000	555,552
Dah Sing Banking Group Ltd.	Banks	12,000	10,251
Dah Sing Financial Group	Banks	4,800	14,530
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	10,000	28,600
Guotai Junan International holdings Ltd.	Capital Markets	75,000	10,390
Haitong International Securities Group Ltd.	Capital Markets	80,000	17,239
Hang Lung Group Ltd.	Real Estate Management & Development	30,000	64,107
Hang Lung Properties Ltd.	Real Estate Management & Development	70,000	144,017
Hang Seng Bank Ltd.	Banks	24,500	448,437
Henderson Land Development Co. Ltd.	Real Estate Management & Development	43,000	183,113
Hong Kong and China Gas Co. Ltd.	Gas Utilities	365,000	568,359
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	42,500	2,482,524
Hongkong Land Holdings Ltd.	Real Estate Management & Development	39,000	202,800
Huabao International Holdings Ltd.	Chemicals	30,000	55,411
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	40,000	6,413
Hysan Development Co. Ltd.	Real Estate Management & Development	20,000	61,824
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	6,900	379,569
Johnson Electric Holdings Ltd.	Auto Components	12,500	26,487
Kerry Properties Ltd.	Real Estate Management & Development	20,000	52,076
[a] Lifestyle International Holdings Ltd.	Multiline Retail	15,000	8,254
Link REIT	Equity Real Estate Investment Trusts (REITs)	69,500	611,979
Man Wah Holdings Ltd.	Household Durables	50,000	77,473
[a] Melco International Development Ltd.	Hotels, Restaurants & Leisure	25,000	30,495
MTR Corp. Ltd.	Road & Rail	47,500	254,977

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

New World Development Co. Ltd.	Real Estate Management & Development	48,000	189,936
NWS Holdings Ltd.	Industrial Conglomerates	45,000	42,193
PCCW Ltd.	Diversified Telecommunication Services	140,000	70,931
Power Assets Holdings Ltd.	Electric Utilities	45,000	280,518
[a] Shun Tak Holdings Ltd.	Industrial Conglomerates	64,000	17,649
Sino Land Co. Ltd.	Real Estate Management & Development	115,400	143,726
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	47,500	576,363
Swire Pacific Ltd., A	Real Estate Management & Development	17,000	96,706
Swire Pacific Ltd., B	Real Estate Management & Development	32,500	31,848
Swire Properties Ltd.	Real Estate Management & Development	36,000	90,227
Techtronic Industries Co. Ltd.	Machinery	41,800	832,108
The Bank of East Asia Ltd.	Banks	42,000	60,336
Wharf Holdings Ltd.	Real Estate Management & Development	45,000	138,239
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	240,000	20,009
Vinda International Holdings Ltd.	Household Products	10,000	24,371
Vitasoy International Holdings Ltd.	Food Products	25,700	51,886
VTech Holdings Ltd.	Communications Equipment	5,500	43,069
[b] WH Group Ltd., 144A	Food Products	260,248	163,233
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	55,075	279,744
Xinyi Glass Holdings Ltd.	Building Products	68,000	170,081
[a] Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	22,500	37,633
			13,980,247
Indonesia 0.2%
First Pacific Co. Ltd.	Food Products	80,000	29,450
Italy 0.6%
Prada SpA	Textiles, Apparel & Luxury Goods	17,000	108,808
Luxembourg 0.3%
L'Occitane International SA	Personal Products	15,000	60,702
Macau 3.6%
[a] Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	72,150	373,877
[a] Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	50,000	3,976
[a] MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	26,000	15,774
[a] Sands China Ltd.	Hotels, Restaurants & Leisure	80,000	186,345
[a] SJM Holdings Ltd.	Hotels, Restaurants & Leisure	60,000	40,404
[a] Wynn Macau Ltd.	Hotels, Restaurants & Leisure	50,000	40,853
			661,229
Singapore 0.3%
[b] BOC Aviation Ltd., 144A	Trading Companies & Distributors	7,000	51,268
Taiwan 0.0%†
[a,b] FIT Hon Teng Ltd., 144A	Electronic Equipment, Instruments & Components	40,000	7,850
United Kingdom 3.2%
CK Hutchison Holdings Ltd.	Industrial Conglomerates	90,000	580,660
United States 0.7%
[b] JS Global Lifestyle Co. Ltd., 144A	Household Durables	22,500	37,922
[a,b] Samsonite International SA, 144A	Textiles, Apparel & Luxury Goods	43,500	88,380
			126,302
Total Investments (Cost $18,703,804) 99.8%			18,294,924

Other Assets, less Liabilities 0.2%			30,491
Net Assets 100.0%			$18,325,415

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$716,543, representing 3.9% of net assets.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Mini HSI Index	Long	1	$29,974	3/30/22	$144

*As of period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE India ETF	Industry	Shares	Value
Common Stocks 102.2%
India 102.2%
[a] 3M India Ltd.	Industrial Conglomerates	130	$44,352
Aarti Industries Ltd.	Chemicals	8,490	114,737
ABB India Ltd.	Electrical Equipment	2,310	69,410
ACC Ltd.	Construction Materials	3,870	115,354
Adani Enterprises Ltd.	Trading Companies & Distributors	11,910	273,887
	Independent Power and Renewable
[a] Adani Green Energy Ltd.	Electricity Producers	17,760	317,818
Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	34,590	339,825
	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	42,000	56,331
Adani Total Gas Ltd.	Gas Utilities	12,540	290,458
[a] Adani Transmission Ltd.	Electric Utilities	11,280	264,164
[a] Aditya Birla Capital Ltd.	Diversified Financial Services	21,030	35,052
Alkem Laboratories Ltd.	Pharmaceuticals	1,110	54,115
Ambuja Cements Ltd.	Construction Materials	31,200	158,443
Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	4,500	303,492
Ashok Leyland Ltd.	Machinery	64,950	106,989
Asian Paints Ltd.	Chemicals	20,400	928,386
Astral Ltd.	Building Products	4,020	123,398
[a,b] AU Small Finance Bank Ltd., 144A	Banks	6,930	96,629
Aurobindo Pharma Ltd.	Pharmaceuticals	12,030	118,842
[a,b] Avenue Supermarts Ltd., 144A	Food & Staples Retailing	6,720	422,303
[a] Axis Bank Ltd.	Banks	102,570	936,279
Bajaj Auto Ltd.	Automobiles	3,150	137,688
Bajaj Finance Ltd.	Consumer Finance	10,590	994,000
Bajaj Finserv Ltd.	Diversified Financial Services	1,710	377,404
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	1,200	87,690
Balkrishna Industries Ltd.	Auto Components	3,630	113,458
[b] Bandhan Bank Ltd., 144A	Banks	35,700	121,360
[a] Bank of Baroda	Banks	47,520	52,388
[a] Bank of India	Banks	21,360	14,770
Bata India Ltd.	Textiles, Apparel & Luxury Goods	2,730	68,737
Bayer CropScience Ltd.	Chemicals	570	38,073
Berger Paints India Ltd.	Chemicals	10,410	108,076
Bharat Electronics Ltd.	Aerospace & Defense	49,380	139,466
Bharat Forge Ltd.	Auto Components	11,400	107,021
[a] Bharat Heavy Electricals Ltd.	Electrical Equipment	58,260	46,202
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	45,150	234,115
[a] Bharti Airtel Ltd.	Wireless Telecommunication Services	103,260	949,870
[a] Biocon Ltd.	Biotechnology	20,490	100,513
Bosch Ltd.	Auto Components	390	90,870
Britannia Industries Ltd.	Food Products	5,370	260,497
Cadila Healthcare Ltd.	Pharmaceuticals	11,100	72,145
[a] Canara Bank	Banks	16,410	44,140
Castrol India Ltd.	Chemicals	22,020	36,376
Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	18,150	127,062
Cipla Ltd.	Pharmaceuticals	23,100	293,382
Coal India Ltd.	Oil, Gas & Consumable Fuels	85,650	168,280
Colgate-Palmolive India Ltd.	Personal Products	6,030	120,161
Container Corp. Of India Ltd.	Road & Rail	12,480	103,175
Coromandel International Ltd.	Chemicals	4,920	50,040
Cummins India Ltd.	Machinery	6,150	77,918
Dabur India Ltd.	Personal Products	24,000	187,275
Dalmia Bharat Ltd.	Construction Materials	3,720	92,475
Divi's Laboratories Ltd.	Life Sciences Tools & Services	5,760	362,497
DLF Ltd.	Real Estate Management & Development	26,850	141,030
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	5,460	360,422
Eicher Motors Ltd.	Automobiles	6,060	211,297
Emami Ltd.	Personal Products	9,510	66,397

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Embassy Office Parks REIT	(REITs)	24,030	109,790
Exide Industries Ltd.	Auto Components	20,880	47,287
Federal Bank Ltd.	Banks	70,350	78,550
GAIL India Ltd.	Gas Utilities	80,640	140,157
[a,b] General Insurance Corp. of India, 144A	Insurance	4,560	8,637
Gillette India Ltd.	Personal Products	360	25,480
GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	1,920	45,372
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	6,870	48,848
[a] GMR Infrastructure Ltd.	Transportation Infrastructure	100,140	61,631
[a] Godrej Consumer Products Ltd.	Personal Products	16,530	215,332
[a] Godrej Industries Ltd.	Industrial Conglomerates	3,840	32,456
[a] Godrej Properties Ltd.	Real Estate Management & Development	3,990	100,470
Grasim Industries Ltd.	Construction Materials	17,340	378,416
Gujarat Gas Ltd.	Gas Utilities	8,940	76,350
Havells India Ltd.	Electrical Equipment	10,800	202,966
HCL Technologies Ltd.	IT Services	49,050	870,401
[b] HDFC Asset Management Co. Ltd., 144A,	Capital Markets	2,490	81,936
[b] HDFC Life Insurance Co. Ltd., 144A	Insurance	41,940	366,475
Hero MotoCorp Ltd.	Automobiles	5,910	195,747
Hindalco Industries Ltd.	Metals & Mining	63,810	408,214
Hindustan Aeronautics Ltd.	Aerospace & Defense	1,590	25,895
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	31,020	121,997
Hindustan Unilever Ltd.	Personal Products	40,110	1,273,489
Hindustan Zinc Ltd.	Metals & Mining	10,590	45,132
	Electronic Equipment, Instruments &
Honeywell Automation India Ltd.	Components	100	56,730
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	78,900	2,745,263
ICICI Bank Ltd.	Banks	70,410	701,063
[b,c] ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance	10,860	204,714
[b,c] ICICI Prudential Life Insurance Co. Ltd., 144A, Reg S	Insurance	16,260	122,668
[a] IDFC First Bank Ltd.	Banks	137,430	89,388
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	15,420	45,221
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	123,720	185,574
Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	11,790	131,920
[b] Indian Railway Finance Corp. Ltd., 144A	Diversified Financial Services	83,040	25,526
Indraprastha Gas Ltd.	Gas Utilities	15,930	100,806
Indus Towers Ltd.	Diversified Telecommunication Services	56,940	190,194
Info Edge India Ltd.	Interactive Media & Services	3,450	258,821
Infosys Ltd.	IT Services	160,500	4,075,889
[a,b,c] InterGlobe Aviation Ltd., 144A, Reg S	Airlines	4,350	118,064
Ipca Laboratories Ltd.	Pharmaceuticals	3,090	90,070
ITC Ltd.	Tobacco	133,650	392,038
[a] Jindal Steel & Power Ltd.	Metals & Mining	17,880	90,740
	Independent Power and Renewable
JSW Energy Ltd.	Electricity Producers	17,280	69,854
JSW Steel Ltd.	Metals & Mining	45,210	398,940
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	3,270	157,971
Kansai Nerolac Paints Ltd.	Chemicals	5,910	47,003
[a] L&T Finance Holdings Ltd.	Diversified Financial Services	40,380	42,208
[b] L&T Technology Services Ltd., 144A	Professional Services	1,140	85,865
[b,c] Larsen & Toubro Infotech Ltd., 144A, Reg S	IT Services	2,010	198,254
Larsen & Toubro Ltd.	Construction & Engineering	31,140	794,213
[b] Laurus Labs Ltd., 144A	Pharmaceuticals	16,380	118,748
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	14,850	73,845
Lupin Ltd.	Pharmaceuticals	10,710	136,980
[a] Macrotech Developers Ltd.	Real Estate Management & Development	2,310	38,333
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	26,730	53,560
Mahindra & Mahindra Ltd.	Automobiles	41,430	466,575
[a] Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	9,360	5,427
Marico Ltd.	Personal Products	23,160	159,721
Maruti Suzuki India Ltd.	Automobiles	5,970	596,429
[a] Max Financial Services Ltd.	Insurance	10,950	144,410
Mindtree Ltd.	IT Services	1,950	125,391

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Motherson Sumi Systems Ltd.	Auto Components	54,690	164,286
Mphasis Ltd.	IT Services	4,050	185,061
MRF Ltd.	Auto Components	120	118,389
Muthoot Finance Ltd.	Consumer Finance	4,350	87,523
Nestle India Ltd.	Food Products	1,620	429,447
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	104,130	43,355
[b] Nippon Life India Asset Management Ltd., 144A	Capital Markets	6,690	31,665
NMDC Ltd.	Metals & Mining	33,420	59,929
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	200,460	335,468
[a] Oberoi Realty Ltd.	Real Estate Management & Development	5,250	60,865
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	136,590	261,657
Oil India Ltd.	Oil, Gas & Consumable Fuels	15,060	40,296
Oracle Financial Services Software Ltd.	Software	1,020	54,354
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	270	146,818
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	33,480	97,464
PI Industries Ltd.	Chemicals	3,300	134,698
Pidilite Industries Ltd.	Chemicals	6,870	227,609
Piramal Enterprises Ltd.	Diversified Financial Services	5,700	202,732
Polycab India Ltd.	Electrical Equipment	1,140	37,826
Power Finance Corp. Ltd.	Diversified Financial Services	52,560	84,671
Power Grid Corp. of India Ltd.	Electric Utilities	142,110	390,758
[a] Punjab National Bank	Banks	52,080	26,133
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	6,090	60,416
[a,b,c] RBL Bank Ltd., 144A, Reg S	Banks	19,710	33,714
REC Ltd.	Diversified Financial Services	42,210	75,976
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	148,080	4,717,463
[a] SBI Cards & Payment Services Ltd.	Consumer Finance	13,020	162,567
[b] SBI Life Insurance Co. Ltd., 144A	Insurance	18,990	305,534
Shree Cement Ltd.	Construction Materials	600	217,829
Shriram Transport Finance Co. Ltd.	Consumer Finance	8,970	146,854
Siemens Ltd.	Industrial Conglomerates	3,840	121,982
[a,b] Sona Blw Precision Forgings Ltd., 144A	Auto Components	8,100	81,021
SRF Ltd.	Chemicals	6,390	208,035
State Bank of India	Banks	80,760	500,244
Steel Authority of India Ltd.	Metals & Mining	44,820	64,635
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	49,170	559,396
Sun TV Network Ltd.	Media	4,560	30,678
Sundaram Finance Ltd.	Consumer Finance	3,030	93,241
Tata Communications Ltd.	Diversified Telecommunication Services	5,160	101,655
Tata Consultancy Services Ltd.	IT Services	46,650	2,346,035
Tata Consumer Products Ltd.	Food Products	27,330	273,334
[a] Tata Motors Ltd.	Automobiles	83,280	540,444
[a] Tata Motors Ltd., A	Automobiles	17,100	55,060
Tata Power Co. Ltd.	Electric Utilities	91,560	272,146
Tata Steel Ltd.	Metals & Mining	36,090	539,610
Tech Mahindra Ltd.	IT Services	27,270	656,862
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	18,840	639,290
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	2,220	97,909
Torrent Power Ltd.	Electric Utilities	9,870	73,498
Trent Ltd.	Multiline Retail	8,190	117,337
TVS Motor Co. Ltd.	Automobiles	9,000	75,912
UltraTech Cement Ltd.	Construction Materials	5,160	526,932
[a] Union Bank of India Ltd.	Banks	24,090	14,065
United Breweries Ltd.	Beverages	3,150	67,209
[a] United Spirits Ltd.	Beverages	13,050	157,692
UPL Ltd.	Chemicals	24,270	243,922
Varun Beverages Ltd.	Beverages	6,150	73,492
Vedanta Ltd.	Metals & Mining	55,560	255,020
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	357,270	73,775
Voltas Ltd.	Construction & Engineering	10,380	170,238
Whirlpool of India Ltd.	Household Durables	1,350	31,995
Wipro Ltd.	IT Services	57,000	548,525

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] Yes Bank Ltd.	Banks	31,573	5,819
Zee Entertainment Enterprises Ltd.	Media	37,500	161,833
[a] Zomato Ltd.	Internet & Direct Marketing Retail	60,960	112,677
Total Investments (Cost $39,163,339) 102.2%			48,858,853

Other Assets, less Liabilities (2.2)%			(1,044,630)
Net Assets 100.0%			$47,814,223

[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$2,423,113, representing 5.1% of net assets.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $677,414, representing 1.4% of net assets.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equiy Contracts
SGX Nifty 50	Long	3	$104,637	1/27/22	$1,385
*As of period end.
Abbreviations
Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Italy ETF	Industry	Shares	Value
Common Stocks 99.9%
Italy 86.2%
A2A SpA	Multi-Utilities	15,378	$30,079
Amplifon SpA	Health Care Providers & Services	1,308	70,580
Assicurazioni Generali SpA	Insurance	8,640	183,047
[a] Atlantia SpA	Transportation Infrastructure	4,989	99,031
Banca Mediolanum SpA	Diversified Financial Services	2,418	23,868
Buzzi Unicem SpA	Construction Materials	936	20,197
Davide Campari-Milano NV	Beverages	5,010	73,240
De' Longhi SpA	Household Durables	720	25,808
DiaSorin SpA	Health Care Equipment & Supplies	228	43,417
Enel SpA	Electric Utilities	61,944	496,339
Eni SpA	Oil, Gas & Consumable Fuels	20,562	285,741
Ferrari NV	Automobiles	1,017	263,111
FinecoBank Banca Fineco SpA	Banks	6,189	108,633
Hera SpA	Multi-Utilities	7,941	33,061
[b,c] Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	3,570	43,359
Interpump Group SpA	Machinery	813	59,587
Intesa Sanpaolo SpA	Banks	135,534	350,490
Italgas Reti SpA	Gas Utilities	4,983	34,295
[a] Leonardo SpA	Aerospace & Defense	4,080	29,230
Mediobanca Banca di Credito Finanziario SpA	Banks	7,044	80,985
Moncler SpA	Textiles, Apparel & Luxury Goods	1,866	135,851
[a,b] Nexi SpA, 144A	IT Services	5,976	95,075
[b] Pirelli & C SpA, 144A	Auto Components	4,962	34,466
[b,c] Poste Italiane SpA, 144A, Reg S	Insurance	4,629	60,748
Prysmian SpA	Electrical Equipment	2,673	100,646
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	981	63,031
Reply SpA	IT Services	228	46,334
Snam SpA	Gas Utilities	21,723	130,928
Telecom Italia SpA	Diversified Telecommunication Services	108,969	53,806
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	60,675	28,828
Tenaris SA	Energy Equipment & Services	4,740	49,645
Terna - Rete Elettrica Nazionale	Electric Utilities	14,295	115,647
UniCredit SpA	Banks	17,949	276,455
UnipolSai Assicurazioni SpA	Insurance	4,287	12,090
			3,557,648
Netherlands 2.3%
EXOR NV	Diversified Financial Services	1,047	94,014
United Kingdom 3.8%
CNH Industrial NV	Machinery	8,205	159,275
United States 7.6%
Stellantis NV	Automobiles	16,635	315,654
Total Investments (Cost $3,335,610) 99.9%			4,126,591

Other Assets, less Liabilities 0.1%			2,211
Net Assets 100.0%			$4,128,802

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$233,648, representing 5.7% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $104,107, representing 2.5% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Japan ETF	Industry	Shares	Value
Common Stocks 99.7%
Japan 99.7%
ABC-Mart Inc.	Specialty Retail	4,600	$196,935
Acom Co. Ltd.	Consumer Finance	69,000	198,333
	Equity Real Estate Investment Trusts
Activia Properties Inc.	(REITs)	138	498,528
	Equity Real Estate Investment Trusts
Advance Residence Investment	(REITs)	230	758,977
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	36,800	3,483,305
AEON Co. Ltd.	Food & Staples Retailing	128,800	3,029,996
AEON Financial Service Co. Ltd.	Consumer Finance	18,400	198,453
AEON Mall Co. Ltd.	Real Estate Management & Development	23,000	327,758
	Equity Real Estate Investment Trusts
AEON REIT Investment Corp.	(REITs)	322	450,473
AGC Inc.	Building Products	32,200	1,535,131
Aica Kogyo Co. Ltd.	Building Products	9,200	265,642
AIN Holdings Inc.	Food & Staples Retailing	4,600	228,891
Air Water Inc.	Chemicals	32,200	496,611
Aisin Seiki Co. Ltd.	Auto Components	32,200	1,233,138
Ajinomoto Co. Inc.	Food Products	87,400	2,654,143
Alfresa Holdings Corp.	Health Care Providers & Services	32,200	428,662
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components	32,200	303,391
Amada Co. Ltd.	Machinery	55,200	545,984
	Electronic Equipment, Instruments &
Amano Corp.	Components	13,800	317,212
[a] ANA Holdings Inc.	Airlines	27,600	576,303
	Electronic Equipment, Instruments &
Anritsu Corp.	Components	23,000	354,922
Aozora Bank Ltd.	Banks	23,000	502,922
Ariake Japan Co. Ltd.	Food Products	4,600	249,264
As One Corp.	Health Care Providers & Services	4,600	307,985
Asahi Group Holdings Ltd.	Beverages	78,200	3,038,225
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	32,200	690,949
Asahi Kasei Corp.	Chemicals	225,400	2,115,908
Asics Corp.	Textiles, Apparel & Luxury Goods	32,200	713,039
ASKUL Corp.	Internet & Direct Marketing Retail	4,600	61,277
Astellas Pharma Inc.	Pharmaceuticals	340,400	5,529,228
	Electronic Equipment, Instruments &
Azbil Corp.	Components	23,000	1,046,589
Bandai Namco Holdings Inc.	Leisure Products	36,340	2,838,279
BayCurrent Consulting Inc.	Professional Services	2,300	888,802
Benefit One Inc.	Professional Services	9,200	394,269
Benesse Holdings Inc.	Diversified Consumer Services	13,800	270,715
BIC CAMERA Inc.	Specialty Retail	27,600	230,809
Bridgestone Corp.	Auto Components	105,800	4,546,952
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	41,400	794,889
Calbee Inc.	Food Products	13,800	319,849
	Technology Hardware, Storage &
CANON Inc.	Peripherals	179,400	4,363,679
	Electronic Equipment, Instruments &
Canon Marketing Japan Inc.	Components	9,200	183,033
Capcom Co. Ltd.	Entertainment	32,200	757,219
Casio Computer Co. Ltd.	Household Durables	36,800	472,643
Central Japan Railway Co.	Road & Rail	33,180	4,421,407
Chubu Electric Power Co. Inc.	Electric Utilities	128,800	1,355,613
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	118,780	3,852,575
Chuo Mitsui Trust Holdings Inc.	Banks	64,400	2,149,183
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	27,600	316,374
COMSYS Holdings Corp.	Construction & Engineering	18,400	409,208

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Concordia Financial Group Ltd.	Banks	202,400	734,690
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	13,800	269,397
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	3,220	473,402
Credit Saison Co. Ltd.	Consumer Finance	27,600	289,769
CyberAgent Inc.	Media	69,000	1,146,854
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	46,000	1,155,642
Daicel Corp.	Chemicals	46,000	317,572
Daido Steel Co. Ltd.	Metals & Mining	6,800	246,242
Daifuku Co. Ltd.	Machinery	18,400	1,501,976
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	340,400	8,646,346
Daiichikosho Co. Ltd.	Entertainment	9,200	278,025
Daikin Industries Ltd.	Building Products	48,668	11,026,426
Daio Paper Corp.	Paper & Forest Products	13,800	228,891
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	11,832	1,353,197
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	115,000	3,303,547
	Equity Real Estate Investment Trusts
Daiwa House Residential Investment Corp.	(REITs)	368	1,113,699
	Equity Real Estate Investment Trusts
Daiwa Office Investment Corp.	(REITs)	46	279,623
Daiwa Securities Group Inc.	Capital Markets	266,800	1,502,958
DeNA Co. Ltd.	Entertainment	13,800	212,234
Denka Co. Ltd.	Chemicals	13,800	450,593
Denso Corp.	Auto Components	82,800	6,851,645
Dentsu Group Inc.	Media	41,400	1,474,013
DIC Corp.	Chemicals	13,800	347,052
	Semiconductors & Semiconductor
Disco Corp.	Equipment	5,152	1,572,600
DMG Mori Co. Ltd.	Machinery	18,400	315,894
Dowa Holdings Co. Ltd.	Metals & Mining	9,200	386,279
East Japan Railway Co.	Road & Rail	66,800	4,102,960
EBARA Corp.	Machinery	18,400	1,021,024
Eisai Co. Ltd.	Pharmaceuticals	48,760	2,765,417
	Technology Hardware, Storage &
Elecom Co. Ltd.	Peripherals	9,200	120,877
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	27,600	365,987
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels	542,800	2,028,282
Ezaki Glico Co. Ltd.	Food Products	9,200	292,406
Fancl Corp.	Personal Products	13,800	411,046
FANUC Corp.	Machinery	35,160	7,443,887
Fast Retailing Co. Ltd.	Specialty Retail	9,358	5,307,377
FP Corp.	Containers & Packaging	9,200	313,178
Fuji Electric Co. Ltd.	Electrical Equipment	23,000	1,254,309
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	4,600	162,980
Fuji Media Holdings Inc.	Media	9,200	88,521
Fuji Oil Holdings Inc.	Food Products	9,200	185,350
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	64,400	4,768,133
Fujitsu General Ltd.	Household Durables	9,200	218,186
Fujitsu Ltd.	IT Services	34,320	5,880,193
Fukuoka Financial Group Inc.	Banks	27,600	472,403
Fukuyama Transporting Co. Ltd.	Road & Rail	4,600	156,789
Furukawa Electric Co. Ltd.	Electrical Equipment	9,200	185,510
Fuyo General Lease Co. Ltd.	Diversified Financial Services	4,600	318,371
	Equity Real Estate Investment Trusts
GLP J-REIT	(REITs)	782	1,350,700
GMO Internet Inc.	IT Services	9,200	216,908
GMO Payment Gateway Inc.	IT Services	7,460	929,625
Goldwin Inc.	Textiles, Apparel & Luxury Goods	6,440	372,458
GS Yuasa Corp.	Electrical Equipment	13,800	306,547
[a] GungHo Online Entertainment Inc.	Entertainment	4,600	103,381
Hachijuni Bank Ltd.	Banks	82,800	282,579
Hakuhodo DY Holdings Inc.	Media	41,400	688,832

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	23,000	1,466,024
Hankyu Hanshin Holdings Inc.	Road & Rail	41,400	1,173,818
Haseko Corp.	Household Durables	46,000	569,632
Heiwa Corp.	Leisure Products	9,200	151,316
Hikari Tsushin Inc.	Specialty Retail	4,140	636,702
Hino Motors Ltd.	Machinery	50,600	416,559
Hirogin Holdings Inc.	Banks	55,200	330,275
	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	5,980	1,004,326
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	13,800	476,358
Hitachi Construction Machinery Co. Ltd.	Machinery	18,400	531,284
Hitachi Ltd.	Industrial Conglomerates	170,200	9,207,989
[a] Hitachi Metals Ltd.	Metals & Mining	36,800	681,002
Hitachi Transport System Ltd.	Road & Rail	4,600	215,709
Honda Motor Co. Ltd.	Automobiles	312,800	8,773,774
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	7,000	410,924
Hoshizaki Corp.	Machinery	9,200	691,069
House Foods Group Inc.	Food Products	13,800	347,651
Hoya Corp.	Health Care Equipment & Supplies	65,040	9,663,796
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	18,400	1,092,927
Ichigo Inc.	Real Estate Management & Development	36,800	89,479
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	41,400	1,055,897
IHI Corp.	Machinery	23,000	462,577
Iida Group Holdings Co. Ltd.	Household Durables	27,600	641,376
	Equity Real Estate Investment Trusts
Industrial & Infrastructure Fund Investment Corp.	(REITs)	368	709,763
Information Services International-Dentsu Ltd.	IT Services	4,600	154,791
INFRONEER Holdings Inc.	Construction & Engineering	46,000	418,636
INPEX Corp.	Oil, Gas & Consumable Fuels	161,000	1,400,912
Internet Initiative Japan Inc.	Diversified Telecommunication Services	9,200	379,489
IR Japan Holdings Ltd.	Professional Services	1,700	101,420
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	64,400	475,359
Isuzu Motors Ltd.	Automobiles	92,000	1,143,259
Ito En Ltd.	Beverages	9,200	482,550
ITOCHU Corp.	Trading Companies & Distributors	248,400	7,588,652
ITOCHU Techno-Solutions Corp.	IT Services	18,400	591,203
Itoham Yonekyu Holdings Inc.	Food Products	23,000	131,423
Iwatani Corp.	Oil, Gas & Consumable Fuels	9,200	463,375
Izumi Co. Ltd.	Multiline Retail	9,200	257,653
J Front Retailing Co. Ltd.	Multiline Retail	46,000	418,236
[a] Japan Airlines Co. Ltd.	Airlines	26,220	500,014
[a] Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	9,200	383,483
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	9,200	159,066
Japan Exchange Group Inc.	Capital Markets	96,600	2,112,273
	Equity Real Estate Investment Trusts
Japan Hotel REIT Investment Corp.	(REITs)	828	404,095
	Equity Real Estate Investment Trusts
Japan Logistics Fund Inc.	(REITs)	138	427,224
Japan Post Bank Co. Ltd.	Banks	73,600	674,291
Japan Post Holdings Co. Ltd.	Insurance	409,400	3,188,311
Japan Post Insurance Co. Ltd.	Insurance	32,200	517,303
	Equity Real Estate Investment Trusts
Japan Prime Realty Investment Corp.	(REITs)	163	564,778
	Equity Real Estate Investment Trusts
Japan Real Estate Investment Corp.	(REITs)	230	1,304,242
	Equity Real Estate Investment Trusts
Japan Retail Fund Investment Corp.	(REITs)	1,242	1,068,839
Japan Tobacco Inc.	Tobacco	216,200	4,360,423
JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals	9,200	177,681
Jeol Ltd.	Health Care Equipment & Supplies	9,200	734,210

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

JFE Holdings Inc.	Metals & Mining	92,000	1,172,020
JGC Holdings Corp.	Construction & Engineering	36,800	307,106
JSR Corp.	Chemicals	32,200	1,223,351
JTEKT Corp.	Auto Components	41,400	361,313
Justsystems Corp.	Software	4,600	214,910
K's Holdings Corp.	Specialty Retail	27,600	267,959
Kadokawa Corp.	Media	18,400	478,875
Kagome Co. Ltd.	Food Products	13,800	358,557
Kajima Corp.	Construction & Engineering	78,200	897,071
Kakaku.com Inc.	Interactive Media & Services	23,000	613,174
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	4,600	168,173
Kamigumi Co. Ltd.	Transportation Infrastructure	18,400	348,011
Kandenko Co. Ltd.	Construction & Engineering	18,400	136,935
Kaneka Corp.	Chemicals	9,200	301,594
Kansai Electric Power Co. Inc.	Electric Utilities	133,400	1,244,163
Kansai Paint Co. Ltd.	Chemicals	36,800	798,923
KAO Corp.	Personal Products	82,800	4,327,847
Kawasaki Heavy Industries Ltd.	Machinery	27,600	498,049
[a] Kawasaki Kisen Kaisha Ltd.	Marine	13,800	829,282
KDDI Corp.	Wireless Telecommunication Services	303,660	8,865,485
Keihan Holdings Co. Ltd.	Industrial Conglomerates	18,400	422,790
Keikyu Corp.	Road & Rail	46,000	459,381
Keio Corp.	Road & Rail	21,160	931,624
Keisei Electric Railway Co. Ltd.	Road & Rail	23,000	621,163
	Equity Real Estate Investment Trusts
Kenedix Office Investment Corp.	(REITs)	71	438,374
Kewpie Corp.	Food Products	18,400	396,266
	Electronic Equipment, Instruments &
Keyence Corp.	Components	32,910	20,656,809
Kikkoman Corp.	Food Products	32,200	2,703,956
Kinden Corp.	Construction & Engineering	23,000	345,135
[a] Kintetsu Group Holdings Co. Ltd.	Road & Rail	32,200	898,988
Kirin Holdings Co. Ltd.	Beverages	138,000	2,213,417
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	11,040	866,672
Kobe Bussan Co. Ltd.	Food & Staples Retailing	9,200	355,920
Kobe Steel Ltd.	Metals & Mining	59,800	299,636
Koei Tecmo Holdings Co. Ltd.	Entertainment	13,800	542,269
Koito Manufacturing Co. Ltd.	Auto Components	21,160	1,119,052
Kokuyo Co. Ltd.	Commercial Services & Supplies	13,800	205,403
Komatsu Ltd.	Machinery	165,600	3,873,419
Konami Holdings Corp.	Entertainment	18,400	882,011
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	82,800	376,772
Kose Corp.	Personal Products	5,320	602,892
Kotobuki Spirits Co. Ltd.	Food Products	4,600	220,103
Kubota Corp.	Machinery	197,800	4,386,108
Kuraray Co. Ltd.	Chemicals	64,400	558,687
Kurita Water Industries Ltd.	Machinery	18,400	872,424
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	3,060	193,716
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	55,900	3,488,805
Kyowa Exeo Corp.	Construction & Engineering	18,400	387,318
Kyowa Kirin Co. Ltd.	Pharmaceuticals	46,000	1,252,312
Kyudenko Corp.	Construction & Engineering	9,200	283,618
Kyushu Electric Power Co. Inc.	Electric Utilities	82,800	616,209
Kyushu Financial Group Inc.	Banks	69,000	250,462
Kyushu Railway Co.	Road & Rail	27,600	573,307
	Equity Real Estate Investment Trusts
LaSalle Logiport REIT	(REITs)	322	566,516
	Semiconductors & Semiconductor
Lasertec Corp.	Equipment	13,800	4,229,100
Lawson Inc.	Food & Staples Retailing	9,200	435,413
LINTEC Corp.	Chemicals	9,200	210,516
Lion Corp.	Household Products	46,000	613,972

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

LIXIL Group Corp.	Building Products	46,000	1,224,350
M3 Inc.	Health Care Technology	77,116	3,879,406
Mabuchi Motor Co. Ltd.	Electrical Equipment	9,200	303,591
Makita Corp.	Machinery	46,000	1,950,571
Mani Inc.	Health Care Equipment & Supplies	9,200	127,428
Marubeni Corp.	Trading Companies & Distributors	285,200	2,772,623
Marui Group Co. Ltd.	Multiline Retail	36,800	691,867
Maruichi Steel Tube Ltd.	Metals & Mining	9,200	203,486
Maruwa Unyu Kikan Co. Ltd.	Air Freight & Logistics	9,200	116,323
Matsui Securities Co. Ltd.	Capital Markets	18,400	126,390
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	18,400	680,683
[a] Mazda Motor Corp.	Automobiles	105,800	813,104
Mebuki Financial Group Inc.	Banks	165,600	340,821
Medipal Holdings Corp.	Health Care Providers & Services	27,600	516,504
Meiji Holdings Co. Ltd.	Food Products	23,000	1,370,153
Menicon Co. Ltd.	Health Care Equipment & Supplies	9,200	271,634
Minebea Mitsumi Inc.	Machinery	73,600	2,086,787
Miraca Holdings Inc.	Health Care Providers & Services	9,200	233,286
MISUMI Group Inc.	Machinery	50,600	2,074,005
Mitsubishi Chemical Holdings Corp.	Chemicals	234,600	1,735,741
Mitsubishi Corp.	Trading Companies & Distributors	216,200	6,856,519
Mitsubishi Electric Corp.	Electrical Equipment	358,800	4,544,395
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	207,000	2,866,237
Mitsubishi Gas Chemical Co. Inc.	Chemicals	32,200	544,706
Mitsubishi Heavy Industries Ltd.	Machinery	50,600	1,168,385
Mitsubishi Logistics Corp.	Transportation Infrastructure	9,200	230,489
Mitsubishi Materials Corp.	Metals & Mining	23,000	394,468
[a] Mitsubishi Motors Corp.	Automobiles	115,000	320,568
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	4,600	110,491
Mitsubishi UFJ Financial Group Inc.	Banks	2,263,200	12,281,479
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	115,660	571,495
Mitsui & Co. Ltd.	Trading Companies & Distributors	285,200	6,745,189
Mitsui Chemicals Inc.	Chemicals	32,200	864,035
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	165,600	3,276,624
	Equity Real Estate Investment Trusts
Mitsui Fudosan Logistics Park Inc.	(REITs)	92	515,305
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	9,200	250,462
Mitsui O.S.K. Lines Ltd.	Marine	18,400	1,364,561
Miura Co. Ltd.	Machinery	18,400	632,747
Mizuho Financial Group Inc.	Banks	464,600	5,902,564
Monotaro Co. Ltd.	Trading Companies & Distributors	43,240	778,399
	Equity Real Estate Investment Trusts
Mori Hills REIT Investment Corp.	(REITs)	276	374,136
Morinaga & Co. Ltd.	Food Products	9,200	300,395
Morinaga Milk Industry Co. Ltd.	Food Products	9,200	436,212
MS&AD Insurance Group Holdings Inc.	Insurance	84,640	2,608,548
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	104,420	8,303,365
Nabtesco Corp.	Machinery	18,400	544,067
Nagase & Co. Ltd.	Trading Companies & Distributors	18,400	297,679
[a] Nagoya Railroad Co. Ltd.	Road & Rail	36,800	559,246
Nankai Electric Railway Co. Ltd.	Road & Rail	18,400	347,532
NEC Corp.	IT Services	46,000	2,121,141
NEC System Integration & Construction Ltd.	IT Services	13,800	216,308
Net One Systems Co. Ltd.	IT Services	13,800	371,499
Nexon Co. Ltd.	Entertainment	75,900	1,465,864
NGK Insulators Ltd.	Machinery	46,000	776,553
NGK Spark Plug Co. Ltd.	Auto Components	32,200	560,085
NH Foods Ltd.	Food Products	18,400	661,508
NHK Spring Co. Ltd.	Auto Components	27,600	234,404
Nichirei Corp.	Food Products	18,400	425,507
Nidec Corp.	Electrical Equipment	84,840	9,960,808
Nifco Inc.	Auto Components	13,800	432,617
Nihon Kohden Corp.	Health Care Equipment & Supplies	13,800	378,090

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Nihon M&A Center Inc.	Professional Services	48,760	1,194,494
Nihon Unisys Ltd.	IT Services	13,800	387,078
Nikon Corp.	Household Durables	59,800	643,932
Nintendo Co. Ltd.	Entertainment	19,200	8,945,161
	Equity Real Estate Investment Trusts
Nippon Accommodations Fund Inc.	(REITs)	92	529,686
	Equity Real Estate Investment Trusts
Nippon Building Fund Inc.	(REITs)	276	1,605,836
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	13,800	353,404
[a] Nippon Express Co. Ltd.	Road & Rail	13,800	816,699
Nippon Kayaku Co. Ltd.	Chemicals	32,200	331,074
Nippon Paint Holdings Co. Ltd.	Chemicals	142,600	1,552,867
	Equity Real Estate Investment Trusts
Nippon Prologis REIT Inc.	(REITs)	414	1,463,228
Nippon Sanso Holdings Corp.	Chemicals	27,600	602,308
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	9,200	639,937
Nippon Shobukai Co. Ltd.	Chemicals	4,600	212,514
Nippon Steel Corp.	Metals & Mining	147,200	2,401,244
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	216,200	5,914,029
Nippon Television Holdings Inc.	Media	4,600	46,657
Nippon Yusen KK	Marine	27,600	2,099,570
Nipro Corp.	Health Care Equipment & Supplies	18,400	174,005
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	13,800	312,659
Nissan Chemical Corp.	Chemicals	24,580	1,425,856
[a] Nissan Motor Co. Ltd.	Automobiles	349,600	1,687,358
Nisshin Seifun Group Inc.	Food Products	46,000	662,307
Nissin Foods Holdings Co. Ltd.	Food Products	13,800	1,005,445
Nitori Holdings Co. Ltd.	Specialty Retail	13,800	2,064,218
Nitto Denko Corp.	Chemicals	27,600	2,130,728
Noevir Holdings Co. Ltd.	Personal Products	4,600	215,310
NOF Corp.	Chemicals	13,800	696,262
NOK Corp.	Auto Components	18,400	200,050
Nomura Holdings Inc.	Capital Markets	552,000	2,404,919
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	18,400	422,950
	Equity Real Estate Investment Trusts
Nomura Real Estate Master Fund Inc.	(REITs)	828	1,163,392
Nomura Research Institute Ltd.	IT Services	48,300	2,069,910
NS Solutions Corp.	IT Services	4,600	141,609
NSK Ltd.	Machinery	82,800	530,645
NTT Data Corp.	IT Services	115,000	2,462,681
Obayashi Corp.	Construction & Engineering	124,200	959,906
OBIC Business Consultants Co. Ltd.	Software	4,600	193,739
OBIC Co. Ltd.	IT Services	12,420	2,329,660
Odakyu Electric Railway Co. Ltd.	Road & Rail	55,200	1,023,900
Oji Holdings Corp.	Paper & Forest Products	161,000	778,750
Okuma Corp.	Machinery	4,600	204,524
Olympus Corp.	Health Care Equipment & Supplies	193,200	4,445,169
	Electronic Equipment, Instruments &
Omron Corp.	Components	33,820	3,365,700
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	78,200	1,939,466
Open House Co. Ltd.	Household Durables	13,800	721,428
Oracle Corp. Japan	Software	6,210	471,325
Orient Corp.	Consumer Finance	101,200	109,852
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	34,180	5,756,772
ORIX Corp.	Diversified Financial Services	220,800	4,501,133
	Equity Real Estate Investment Trusts
ORIX JREIT Inc.	(REITs)	460	718,232
Osaka Gas Co. Ltd.	Gas Utilities	73,600	1,215,002
OSG Corp.	Machinery	13,800	214,032
Otsuka Corp.	IT Services	18,400	877,218
Otsuka Holdings Co. Ltd.	Pharmaceuticals	78,200	2,831,104
Paltac Corp.	Distributors	4,600	189,145
Pan Pacific International Holdings Corp.	Multiline Retail	73,600	1,014,313

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Panasonic Corp.	Household Durables	386,400	4,244,679
[a] Park24 Co. Ltd.	Commercial Services & Supplies	18,400	251,821
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	50,600	285,615
[a] PeptiDream Inc.	Biotechnology	15,500	342,560
Persol Holdings Co. Ltd.	Professional Services	32,200	933,941
Pigeon Corp.	Household Products	18,400	351,207
Pola Orbis Holdings Inc.	Personal Products	13,800	229,730
Rakus Co. Ltd.	Software	18,400	495,332
[a] Rakuten Inc.	Internet & Direct Marketing Retail	147,200	1,475,132
Recruit Holdings Co. Ltd.	Professional Services	243,800	14,760,745
Relo Group Inc.	Real Estate Management & Development	18,400	332,192
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	179,400	2,216,892
Rengo Co. Ltd.	Containers & Packaging	36,800	278,025
	Independent Power and Renewable
[a] RENOVA Inc.	Electricity Producers	9,200	166,336
Resona Holdings Inc.	Banks	395,600	1,536,984
Resorttrust Inc.	Hotels, Restaurants & Leisure	9,200	150,118
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	110,400	1,026,776
Rinnai Corp.	Household Durables	6,900	621,962
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	15,180	1,380,180
Rohto Pharmaceutical Co. Ltd.	Personal Products	18,400	555,252
Ryohin Keikaku Co. Ltd.	Multiline Retail	41,400	630,590
Sankyo Co. Ltd.	Leisure Products	9,200	238,159
Sankyu Inc.	Road & Rail	9,200	381,086
[a] Sansan Inc.	Software	13,800	300,435
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	64,400	786,859
Sanwa Holdings Corp.	Building Products	36,800	392,112
Sapporo Holdings Ltd.	Beverages	9,200	174,405
Sawai Group Holdings Co. Ltd.	Pharmaceuticals	4,600	175,563
SBI Holdings Inc.	Capital Markets	41,400	1,127,081
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	7,100	762,685
SCSK Corp.	IT Services	23,000	457,184
Secom Co. Ltd.	Commercial Services & Supplies	36,800	2,552,080
Sega Sammy Holdings Inc.	Leisure Products	36,800	577,462
[a] Seibu Holdings Inc.	Road & Rail	36,800	343,857
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	50,600	910,013
Seino Holdings Co. Ltd.	Road & Rail	23,000	232,686
Sekisui Chemical Co. Ltd.	Household Durables	59,800	998,095
Sekisui House Ltd.	Household Durables	105,800	2,268,423
	Equity Real Estate Investment Trusts
Sekisui House Reit Inc.	(REITs)	736	547,742
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	138,000	6,059,033
Seven Bank Ltd.	Banks	119,600	247,187
SG Holdings Co. Ltd.	Air Freight & Logistics	78,200	1,828,775
Sharp Corp.	Household Durables	36,800	422,151
[a] SHIFT Inc.	IT Services	1,600	331,518
Shikoku Electric Power Co. Inc.	Electric Utilities	27,600	194,138
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	50,600	2,133,325
Shimamura Co. Ltd.	Specialty Retail	4,600	385,880
SHIMANO Inc.	Leisure Products	14,348	3,820,153
Shimizu Corp.	Construction & Engineering	96,600	598,114
Shin-Etsu Chemical Co. Ltd.	Chemicals	72,760	12,586,333
	Semiconductors & Semiconductor
Shinko Electric Industries Co. Ltd.	Equipment	13,800	657,913
Shinsei Bank Ltd.	Banks	18,400	299,277
Shionogi & Co. Ltd.	Pharmaceuticals	50,600	3,570,188
Ship Healthcare Holdings Inc.	Health Care Providers & Services	13,800	321,167
Shiseido Co. Ltd.	Personal Products	70,900	3,949,048

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

SHO-BOND Holdings Co. Ltd.	Construction & Engineering	9,200	413,043
[a] Shochiku Co. Ltd.	Entertainment	1,610	167,914
Shoei Co. Ltd.	Real Estate Management & Development	73,600	697,939
Showa Denko K.K.	Chemicals	32,200	675,290
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	36,800	482,869
SMC Corp.	Machinery	10,508	7,080,159
SMS Co. Ltd.	Professional Services	9,200	361,912
Softbank Corp.	Wireless Telecommunication Services	496,800	6,274,982
SoftBank Group Corp.	Wireless Telecommunication Services	243,800	11,504,574
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	13,800	547,662
Sojitz Corp.	Trading Companies & Distributors	43,620	654,556
Sompo Holdings Inc.	Insurance	59,800	2,523,279
Sony Corp.	Household Durables	225,400	28,332,812
[a] Sotetsu Holdings Inc.	Road & Rail	13,800	252,380
Square Enix Holdings Co. Ltd.	Entertainment	13,800	707,047
Stanley Electric Co. Ltd.	Auto Components	27,600	690,030
Subaru Corp.	Automobiles	110,400	1,972,062
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	6,480	392,216
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	50,600	1,032,169
Sumitomo Bakelite Co. Ltd.	Chemicals	4,600	232,886
Sumitomo Chemical Co. Ltd.	Chemicals	276,000	1,299,049
Sumitomo Corp.	Trading Companies & Distributors	202,400	2,988,852
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	27,600	317,572
Sumitomo Electric Industries Ltd.	Auto Components	138,000	1,796,978
Sumitomo Forestry Co. Ltd.	Household Durables	23,000	444,601
Sumitomo Heavy Industries Ltd.	Machinery	18,400	445,639
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	41,400	1,563,892
Sumitomo Mitsui Financial Group Inc.	Banks	234,600	8,032,893
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	73,600	2,162,206
Sumitomo Rubber Industries Ltd.	Auto Components	32,200	327,718
Sundrug Co. Ltd.	Food & Staples Retailing	12,420	324,103
Suntory Beverage & Food Ltd.	Beverages	23,000	830,880
Sushiro Global Holdings Ltd.	Hotels, Restaurants & Leisure	18,400	695,063
Suzuken Co. Ltd.	Health Care Providers & Services	13,800	397,864
Suzuki Motor Corp.	Automobiles	82,800	3,184,588
Sysmex Corp.	Health Care Equipment & Supplies	34,628	4,676,005
T&D Holdings Inc.	Insurance	96,600	1,234,816
Taiheiyo Cement Corp.	Construction Materials	23,000	453,988
Taisei Corp.	Construction & Engineering	27,600	837,671
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	7,820	359,236
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	23,000	1,322,218
Takara Bio Inc.	Biotechnology	9,200	211,235
Takara Holdings Inc.	Beverages	32,200	341,420
Takashimaya Co. Ltd.	Multiline Retail	23,000	213,712
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	280,600	7,643,977
TBS Holdings Inc.	Media	4,600	66,670
	Electronic Equipment, Instruments &
TDK Corp.	Components	66,360	2,587,438
TechnoPro Holdings Inc.	Professional Services	19,440	589,168
Teijin Ltd.	Chemicals	32,200	395,667
Terumo Corp.	Health Care Equipment & Supplies	119,600	5,047,597
The Bank of Kyoto Ltd.	Banks	13,800	638,739
The Chiba Bank Ltd.	Banks	110,400	631,788
The Chugoku Bank Ltd.	Banks	32,200	251,940
The Chugoku Electric Power Co. Inc.	Electric Utilities	55,200	446,279
The Dai-ichi Life Holdings Inc.	Insurance	184,000	3,715,792
The Iyo Bank Ltd.	Banks	50,600	253,099
The Shizuoka Bank Ltd.	Banks	87,400	623,879
THK Co. Ltd.	Machinery	23,000	553,854
TIS Inc.	IT Services	41,400	1,231,340
Tobu Railway Co. Ltd.	Road & Rail	36,800	837,911
Toda Corp.	Construction & Engineering	41,400	261,727

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Toho Co. Ltd.	Entertainment	18,400	786,939
Toho Gas Co. Ltd.	Gas Utilities	15,400	391,703
Tohoku Electric Power Co. Inc.	Electric Utilities	87,400	619,325
Tokai Carbon Co. Ltd.	Chemicals	36,800	386,040
Tokai Rika Co. Ltd.	Auto Components	9,200	123,673
Tokio Marine Holdings Inc.	Insurance	118,220	6,562,131
Tokuyama Corp.	Chemicals	13,800	219,065
Tokyo Century Corp.	Diversified Financial Services	11,500	557,249
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	285,200	735,569
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	26,930	15,500,155
Tokyo Gas Co. Ltd.	Gas Utilities	78,200	1,400,273
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	6,900	407,451
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	36,800	536,876
TOKYU Corp.	Road & Rail	87,400	1,159,717
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	110,400	616,449
TOPPAN Inc.	Commercial Services & Supplies	50,600	947,363
Toray Industries Inc.	Chemicals	276,000	1,634,118
Toshiba Corp.	Industrial Conglomerates	78,200	3,212,071
	Technology Hardware, Storage &
Toshiba Tec Corp.	Peripherals	4,600	187,947
Tosoh Corp.	Chemicals	50,600	749,630
TOTO Ltd.	Building Products	27,600	1,267,891
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	27,600	329,076
Toyo Suisan Kaisha Ltd.	Food Products	18,400	778,950
Toyo Tire Corp.	Auto Components	18,400	286,654
Toyoda Gosei Co. Ltd.	Auto Components	13,800	299,836
Toyota Boshoku Corp.	Auto Components	9,200	180,237
Toyota Industries Corp.	Auto Components	27,600	2,202,631
Toyota Motor Corp.	Automobiles	2,244,800	41,044,040
Toyota Tsusho Corp.	Trading Companies & Distributors	41,400	1,905,432
[a] Trend Micro Inc.	Software	23,000	1,276,280
TS TECH Co. Ltd.	Auto Components	18,400	225,935
Tsumura & Co.	Pharmaceuticals	13,800	392,471
Tsuruha Holdings Inc.	Food & Staples Retailing	6,900	661,508
TV Asahi Holdings Corp.	Media	4,600	57,243
Ube Industries Ltd.	Chemicals	18,400	319,250
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	9,200	575,225
Unicharm Corp.	Household Products	69,000	2,995,363
	Equity Real Estate Investment Trusts
United Urban Investment Corp.	(REITs)	552	648,087
Ushio Inc.	Electrical Equipment	18,400	305,189
USS Co. Ltd.	Specialty Retail	36,800	573,946
Welcia Holdings Co. Ltd.	Food & Staples Retailing	18,400	573,627
West Japan Railway Co.	Road & Rail	41,400	1,729,269
Yakult Honsha Co. Ltd.	Food Products	23,000	1,198,385
Yamada Holdings Co. Ltd.	Specialty Retail	133,400	455,266
Yamaguchi Financial Group Inc.	Banks	41,400	241,954
Yamaha Corp.	Leisure Products	27,600	1,358,968
Yamaha Motor Co. Ltd.	Automobiles	55,200	1,322,537
Yamato Holdings Co. Ltd.	Air Freight & Logistics	59,800	1,403,668
Yamato Kogyo Co. Ltd.	Metals & Mining	4,600	148,799
Yamazaki Baking Co. Ltd.	Food Products	23,000	305,189
Yaoko Co. Ltd.	Food & Staples Retailing	4,600	279,224
YASKAWA Electric Corp.	Machinery	46,000	2,252,963
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	41,400	745,635
Yokohama Rubber Co. Ltd.	Auto Components	18,400	294,483
Z Holdings Corp.	Interactive Media & Services	478,400	2,772,647
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	9,200	400,261
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	18,400	432,058
Zeon Corp.	Chemicals	27,600	318,051
Zozo Inc.	Internet & Direct Marketing Retail	18,400	573,627

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $789,473,638)			806,123,672
Short-Term Investment 0.0%†
Money Market Funds 0.0%†
United States 0.0%†
[b,c] Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	240,702	240,702
Total Investments (Cost $789,714,340) 99.7%			806,364,374
Other Assets, less Liabilities 0.3%			2,249,715
Net Assets 100.0%			$808,614,089

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	7	$1,749,468	3/10/22	$16,225
*As of period end.
Abbreviations
Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Japan Hedged ETF	Industry	Shares	Value
Common Stocks 97.7%
Japan 97.7%
ABC-Mart Inc.	Specialty Retail	68		$2,911
Acom Co. Ltd.	Consumer Finance	1,050		3,018
	Equity Real Estate Investment Trusts
Activia Properties Inc.	(REITs)	2		7,225
	Equity Real Estate Investment Trusts
Advance Residence Investment	(REITs)	4		13,200
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	520		49,221
AEON Co. Ltd.	Food & Staples Retailing	2,000		47,050
AEON Financial Service Co. Ltd.	Consumer Finance	300		3,236
AEON Mall Co. Ltd.	Real Estate Management & Development	300		4,275
	Equity Real Estate Investment Trusts
AEON REIT Investment Corp.	(REITs)	4		5,596
AGC Inc.	Building Products	518		24,696
Aica Kogyo Co. Ltd.	Building Products	136		3,927
AIN Holdings Inc.	Food & Staples Retailing	68		3,384
Air Water Inc.	Chemicals	500		7,711
Aisin Seiki Co. Ltd.	Auto Components	478		18,306
Ajinomoto Co. Inc.	Food Products	1,424		43,244
Alfresa Holdings Corp.	Health Care Providers & Services	550		7,322
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components	536		5,050
Amada Co. Ltd.	Machinery	850		8,407
	Electronic Equipment, Instruments &
Amano Corp.	Components	200		4,597
[a] ANA Holdings Inc.	Airlines	450		9,396
	Electronic Equipment, Instruments &
Anritsu Corp.	Components	357		5,509
Aozora Bank Ltd.	Banks	300		6,560
Ariake Japan Co. Ltd.	Food Products	48		2,601
As One Corp.	Health Care Providers & Services	64		4,285
Asahi Group Holdings Ltd.	Beverages	1,236		48,021
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	530		11,373
Asahi Kasei Corp.	Chemicals	3,350		31,448
Asics Corp.	Textiles, Apparel & Luxury Goods	450		9,965
ASKUL Corp.	Internet & Direct Marketing Retail	136		1,812
Astellas Pharma Inc.	Pharmaceuticals	5,250		85,277
	Electronic Equipment, Instruments &
Azbil Corp.	Components	386		17,565
Bandai Namco Holdings Inc.	Leisure Products	556		43,426
BayCurrent Consulting Inc.	Professional Services	36		13,912
Benefit One Inc.	Professional Services	186		7,971
Benesse Holdings Inc.	Diversified Consumer Services	200		3,923
BIC CAMERA Inc.	Specialty Retail	400		3,345
Bridgestone Corp.	Auto Components	1,592		68,419
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	650		12,480
Calbee Inc.	Food Products	200		4,635
	Technology Hardware, Storage &
CANON Inc.	Peripherals	2,800		68,106
	Electronic Equipment, Instruments &
Canon Marketing Japan Inc.	Components	136		2,706
Capcom Co. Ltd.	Entertainment	574		13,498
Casio Computer Co. Ltd.	Household Durables	600		7,706
Central Japan Railway Co.	Road & Rail	490		65,295
Chubu Electric Power Co. Inc.	Electric Utilities	1,916		20,166
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	1,846		59,874
Chuo Mitsui Trust Holdings Inc.	Banks	986		32,905
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	400		4,585

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

COMSYS Holdings Corp.	Construction & Engineering	318	7,072
Concordia Financial Group Ltd.	Banks	3,200	11,616
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	160	3,123
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	49	7,204
Credit Saison Co. Ltd.	Consumer Finance	500	5,249
CyberAgent Inc.	Media	1,042	17,319
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	736	18,490
Daicel Corp.	Chemicals	700	4,833
Daido Steel Co. Ltd.	Metals & Mining	84	3,042
Daifuku Co. Ltd.	Machinery	251	20,489
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	5,100	129,543
Daiichikosho Co. Ltd.	Entertainment	120	3,626
Daikin Industries Ltd.	Building Products	736	166,751
Daio Paper Corp.	Paper & Forest Products	200	3,317
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	172	19,671
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	1,836	52,742
	Equity Real Estate Investment Trusts
Daiwa House Residential Investment Corp.	(REITs)	6	18,158
	Equity Real Estate Investment Trusts
Daiwa Office Investment Corp.	(REITs)	1	6,079
Daiwa Securities Group Inc.	Capital Markets	4,100	23,096
DeNA Co. Ltd.	Entertainment	268	4,122
Denka Co. Ltd.	Chemicals	232	7,575
Denso Corp.	Auto Components	1,250	103,437
Dentsu Group Inc.	Media	600	21,363
DIC Corp.	Chemicals	200	5,030
	Semiconductors & Semiconductor
Disco Corp.	Equipment	76	23,198
DMG Mori Co. Ltd.	Machinery	168	2,884
Dowa Holdings Co. Ltd.	Metals & Mining	136	5,710
East Japan Railway Co.	Road & Rail	990	60,807
EBARA Corp.	Machinery	240	13,318
Eisai Co. Ltd.	Pharmaceuticals	730	41,402
	Technology Hardware, Storage &
Elecom Co. Ltd.	Peripherals	130	1,708
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	450	5,967
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels	8,300	31,015
Ezaki Glico Co. Ltd.	Food Products	136	4,323
Fancl Corp.	Personal Products	216	6,434
FANUC Corp.	Machinery	540	114,326
Fast Retailing Co. Ltd.	Specialty Retail	140	79,401
FP Corp.	Containers & Packaging	136	4,630
Fuji Electric Co. Ltd.	Electrical Equipment	336	18,324
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	50	1,772
Fuji Media Holdings Inc.	Media	136	1,309
Fuji Oil Holdings Inc.	Food Products	136	2,740
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	978	72,410
Fujitsu General Ltd.	Household Durables	136	3,225
Fujitsu Ltd.	IT Services	526	90,122
Fukuoka Financial Group Inc.	Banks	450	7,702
Fukuyama Transporting Co. Ltd.	Road & Rail	68	2,318
Furukawa Electric Co. Ltd.	Electrical Equipment	156	3,146
Fuyo General Lease Co. Ltd.	Diversified Financial Services	50	3,461
	Equity Real Estate Investment Trusts
GLP J-REIT	(REITs)	12	20,727
GMO Internet Inc.	IT Services	150	3,537
GMO Payment Gateway Inc.	IT Services	110	13,708
Goldwin Inc.	Textiles, Apparel & Luxury Goods	88	5,089
GS Yuasa Corp.	Electrical Equipment	200	4,443
[a] GungHo Online Entertainment Inc.	Entertainment	100	2,247
Hachijuni Bank Ltd.	Banks	1,200	4,095
Hakuhodo DY Holdings Inc.	Media	650	10,815

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	336	21,417
Hankyu Hanshin Holdings Inc.	Road & Rail	600	17,012
Haseko Corp.	Household Durables	800	9,907
Heiwa Corp.	Leisure Products	136	2,237
Hikari Tsushin Inc.	Specialty Retail	58	8,920
Hino Motors Ltd.	Machinery	750	6,174
Hirogin Holdings Inc.	Banks	800	4,787
	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	90	15,115
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	200	6,904
Hitachi Construction Machinery Co. Ltd.	Machinery	268	7,738
Hitachi Ltd.	Industrial Conglomerates	2,600	140,663
[a] Hitachi Metals Ltd.	Metals & Mining	536	9,919
Hitachi Transport System Ltd.	Road & Rail	104	4,877
Honda Motor Co. Ltd.	Automobiles	4,750	133,233
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	100	5,870
Hoshizaki Corp.	Machinery	136	10,216
House Foods Group Inc.	Food Products	200	5,038
Hoya Corp.	Health Care Equipment & Supplies	980	145,611
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	318	18,889
Ichigo Inc.	Real Estate Management & Development	550	1,337
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	644	16,425
IHI Corp.	Machinery	336	6,758
Iida Group Holdings Co. Ltd.	Household Durables	400	9,295
	Equity Real Estate Investment Trusts
Industrial & Infrastructure Fund Investment Corp.	(REITs)	4	7,715
Information Services International-Dentsu Ltd.	IT Services	100	3,365
INFRONEER Holdings Inc.	Construction & Engineering	646	5,879
INPEX Corp.	Oil, Gas & Consumable Fuels	2,500	21,753
Internet Initiative Japan Inc.	Diversified Telecommunication Services	200	8,250
IR Japan Holdings Ltd.	Professional Services	25	1,491
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	950	7,012
Isuzu Motors Ltd.	Automobiles	1,500	18,640
Ito En Ltd.	Beverages	186	9,756
ITOCHU Corp.	Trading Companies & Distributors	3,806	116,274
ITOCHU Techno-Solutions Corp.	IT Services	250	8,033
Itoham Yonekyu Holdings Inc.	Food Products	350	2,000
Iwatani Corp.	Oil, Gas & Consumable Fuels	150	7,555
Izumi Co. Ltd.	Multiline Retail	104	2,913
J Front Retailing Co. Ltd.	Multiline Retail	650	5,910
[a] Japan Airlines Co. Ltd.	Airlines	400	7,628
[a] Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	140	5,836
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	136	2,351
Japan Exchange Group Inc.	Capital Markets	1,436	31,400
	Equity Real Estate Investment Trusts
Japan Hotel REIT Investment Corp.	(REITs)	14	6,833
	Equity Real Estate Investment Trusts
Japan Logistics Fund Inc.	(REITs)	2	6,192
Japan Post Bank Co. Ltd.	Banks	1,100	10,078
Japan Post Holdings Co. Ltd.	Insurance	6,200	48,284
Japan Post Insurance Co. Ltd.	Insurance	498	8,001
	Equity Real Estate Investment Trusts
Japan Prime Realty Investment Corp.	(REITs)	3	10,395
	Equity Real Estate Investment Trusts
Japan Real Estate Investment Corp.	(REITs)	4	22,682
	Equity Real Estate Investment Trusts
Japan Retail Fund Investment Corp.	(REITs)	19	16,351
Japan Tobacco Inc.	Tobacco	3,300	66,556
JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals	150	2,897
Jeol Ltd.	Health Care Equipment & Supplies	100	7,981

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

JFE Holdings Inc.	Metals & Mining	1,400	17,835
JGC Holdings Corp.	Construction & Engineering	600	5,007
JSR Corp.	Chemicals	518	19,680
JTEKT Corp.	Auto Components	600	5,236
Justsystems Corp.	Software	100	4,672
K's Holdings Corp.	Specialty Retail	450	4,369
Kadokawa Corp.	Media	200	5,205
Kagome Co. Ltd.	Food Products	200	5,196
Kajima Corp.	Construction & Engineering	1,300	14,913
Kakaku.com Inc.	Interactive Media & Services	336	8,958
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	80	2,925
Kamigumi Co. Ltd.	Transportation Infrastructure	268	5,069
Kandenko Co. Ltd.	Construction & Engineering	300	2,233
Kaneka Corp.	Chemicals	136	4,458
Kansai Electric Power Co. Inc.	Electric Utilities	2,000	18,653
Kansai Paint Co. Ltd.	Chemicals	544	11,810
KAO Corp.	Personal Products	1,262	65,963
Kawasaki Heavy Industries Ltd.	Machinery	400	7,218
[a] Kawasaki Kisen Kaisha Ltd.	Marine	200	12,019
KDDI Corp.	Wireless Telecommunication Services	4,684	136,751
Keihan Holdings Co. Ltd.	Industrial Conglomerates	246	5,653
Keikyu Corp.	Road & Rail	650	6,491
Keio Corp.	Road & Rail	300	13,208
Keisei Electric Railway Co. Ltd.	Road & Rail	402	10,857
	Equity Real Estate Investment Trusts
Kenedix Office Investment Corp.	(REITs)	1	6,174
Kewpie Corp.	Food Products	268	5,772
	Electronic Equipment, Instruments &
Keyence Corp.	Components	498	312,583
Kikkoman Corp.	Food Products	518	43,498
Kinden Corp.	Construction & Engineering	336	5,042
[a] Kintetsu Group Holdings Co. Ltd.	Road & Rail	498	13,904
Kirin Holdings Co. Ltd.	Beverages	2,100	33,682
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	162	12,717
Kobe Bussan Co. Ltd.	Food & Staples Retailing	100	3,869
Kobe Steel Ltd.	Metals & Mining	1,000	5,011
Koei Tecmo Holdings Co. Ltd.	Entertainment	199	7,820
Koito Manufacturing Co. Ltd.	Auto Components	299	15,813
Kokuyo Co. Ltd.	Commercial Services & Supplies	250	3,721
Komatsu Ltd.	Machinery	2,508	58,663
Konami Holdings Corp.	Entertainment	238	11,409
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	1,400	6,371
Kose Corp.	Personal Products	78	8,839
Kotobuki Spirits Co. Ltd.	Food Products	50	2,392
Kubota Corp.	Machinery	3,050	67,632
Kuraray Co. Ltd.	Chemicals	950	8,242
Kurita Water Industries Ltd.	Machinery	318	15,078
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	40	2,532
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	846	52,800
Kyowa Exeo Corp.	Construction & Engineering	268	5,641
Kyowa Kirin Co. Ltd.	Pharmaceuticals	700	19,057
Kyudenko Corp.	Construction & Engineering	90	2,775
Kyushu Electric Power Co. Inc.	Electric Utilities	1,250	9,303
Kyushu Financial Group Inc.	Banks	1,000	3,630
Kyushu Railway Co.	Road & Rail	450	9,347
	Equity Real Estate Investment Trusts
LaSalle Logiport REIT	(REITs)	5	8,797
	Semiconductors & Semiconductor
Lasertec Corp.	Equipment	206	63,130
Lawson Inc.	Food & Staples Retailing	126	5,963
LINTEC Corp.	Chemicals	136	3,112
Lion Corp.	Household Products	700	9,343

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

LIXIL Group Corp.	Building Products	718	19,111
M3 Inc.	Health Care Technology	1,160	58,355
Mabuchi Motor Co. Ltd.	Electrical Equipment	136	4,488
Makita Corp.	Machinery	664	28,156
Mani Inc.	Health Care Equipment & Supplies	200	2,770
Marubeni Corp.	Trading Companies & Distributors	4,450	43,261
Marui Group Co. Ltd.	Multiline Retail	536	10,077
Maruichi Steel Tube Ltd.	Metals & Mining	156	3,450
Maruwa Unyu Kikan Co. Ltd.	Air Freight & Logistics	100	1,264
Matsui Securities Co. Ltd.	Capital Markets	300	2,061
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	300	11,098
[a] Mazda Motor Corp.	Automobiles	1,550	11,912
Mebuki Financial Group Inc.	Banks	2,700	5,557
Medipal Holdings Corp.	Health Care Providers & Services	400	7,486
Meiji Holdings Co. Ltd.	Food Products	397	23,650
Menicon Co. Ltd.	Health Care Equipment & Supplies	120	3,543
Minebea Mitsumi Inc.	Machinery	1,118	31,699
Miraca Holdings Inc.	Health Care Providers & Services	136	3,449
MISUMI Group Inc.	Machinery	740	30,331
Mitsubishi Chemical Holdings Corp.	Chemicals	3,650	27,005
Mitsubishi Corp.	Trading Companies & Distributors	3,337	105,829
Mitsubishi Electric Corp.	Electrical Equipment	5,400	68,394
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	3,201	44,323
Mitsubishi Gas Chemical Co. Inc.	Chemicals	468	7,917
Mitsubishi Heavy Industries Ltd.	Machinery	800	18,472
Mitsubishi Logistics Corp.	Transportation Infrastructure	162	4,059
Mitsubishi Materials Corp.	Metals & Mining	336	5,763
[a] Mitsubishi Motors Corp.	Automobiles	1,950	5,436
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	18	432
Mitsubishi UFJ Financial Group Inc.	Banks	34,400	186,675
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	1,945	9,611
Mitsui & Co. Ltd.	Trading Companies & Distributors	4,300	101,698
Mitsui Chemicals Inc.	Chemicals	468	12,558
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	2,600	51,445
	Equity Real Estate Investment Trusts
Mitsui Fudosan Logistics Park Inc.	(REITs)	1	5,601
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	136	3,702
Mitsui O.S.K. Lines Ltd.	Marine	318	23,583
Miura Co. Ltd.	Machinery	290	9,973
Mizuho Financial Group Inc.	Banks	6,900	87,662
Monotaro Co. Ltd.	Trading Companies & Distributors	660	11,881
	Equity Real Estate Investment Trusts
Mori Hills REIT Investment Corp.	(REITs)	4	5,422
Morinaga & Co. Ltd.	Food Products	102	3,330
Morinaga Milk Industry Co. Ltd.	Food Products	104	4,931
MS&AD Insurance Group Holdings Inc.	Insurance	1,286	39,634
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	1,576	125,322
Nabtesco Corp.	Machinery	338	9,994
Nagase & Co. Ltd.	Trading Companies & Distributors	300	4,853
[a] Nagoya Railroad Co. Ltd.	Road & Rail	538	8,176
Nankai Electric Railway Co. Ltd.	Road & Rail	318	6,006
NEC Corp.	IT Services	730	33,662
NEC System Integration & Construction Ltd.	IT Services	200	3,135
Net One Systems Co. Ltd.	IT Services	250	6,730
Nexon Co. Ltd.	Entertainment	1,136	21,940
NGK Insulators Ltd.	Machinery	700	11,817
NGK Spark Plug Co. Ltd.	Auto Components	550	9,567
NH Foods Ltd.	Food Products	268	9,635
NHK Spring Co. Ltd.	Auto Components	400	3,397
Nichirei Corp.	Food Products	318	7,354
Nidec Corp.	Electrical Equipment	1,295	152,042
Nifco Inc.	Auto Components	250	7,837
Nihon Kohden Corp.	Health Care Equipment & Supplies	200	5,480

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Nihon M&A Center Inc.	Professional Services	722	17,687
Nihon Unisys Ltd.	IT Services	256	7,181
Nikon Corp.	Household Durables	900	9,691
Nintendo Co. Ltd.	Entertainment	290	135,109
	Equity Real Estate Investment Trusts
Nippon Accommodations Fund Inc.	(REITs)	1	5,757
	Equity Real Estate Investment Trusts
Nippon Building Fund Inc.	(REITs)	4	23,273
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	200	5,122
[a] Nippon Express Co. Ltd.	Road & Rail	200	11,836
Nippon Kayaku Co. Ltd.	Chemicals	450	4,627
Nippon Paint Holdings Co. Ltd.	Chemicals	2,126	23,151
	Equity Real Estate Investment Trusts
Nippon Prologis REIT Inc.	(REITs)	6	21,206
Nippon Sanso Holdings Corp.	Chemicals	412	8,991
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	128	8,903
Nippon Shobukai Co. Ltd.	Chemicals	78	3,603
Nippon Steel Corp.	Metals & Mining	2,300	37,519
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	3,350	91,637
Nippon Television Holdings Inc.	Media	50	507
Nippon Yusen KK	Marine	450	34,232
Nipro Corp.	Health Care Equipment & Supplies	500	4,728
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	200	4,531
Nissan Chemical Corp.	Chemicals	356	20,651
[a] Nissan Motor Co. Ltd.	Automobiles	5,400	26,063
Nisshin Seifun Group Inc.	Food Products	700	10,079
Nissin Foods Holdings Co. Ltd.	Food Products	176	12,823
Nitori Holdings Co. Ltd.	Specialty Retail	201	30,066
Nitto Denko Corp.	Chemicals	400	30,880
Noevir Holdings Co. Ltd.	Personal Products	46	2,153
NOF Corp.	Chemicals	200	10,091
NOK Corp.	Auto Components	286	3,109
Nomura Holdings Inc.	Capital Markets	8,250	35,943
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	300	6,896
	Equity Real Estate Investment Trusts
Nomura Real Estate Master Fund Inc.	(REITs)	12	16,861
Nomura Research Institute Ltd.	IT Services	720	30,856
NS Solutions Corp.	IT Services	68	2,093
NSK Ltd.	Machinery	1,200	7,691
NTT Data Corp.	IT Services	1,800	38,546
Obayashi Corp.	Construction & Engineering	1,850	14,298
OBIC Business Consultants Co. Ltd.	Software	42	1,769
OBIC Co. Ltd.	IT Services	179	33,576
Odakyu Electric Railway Co. Ltd.	Road & Rail	850	15,767
Oji Holdings Corp.	Paper & Forest Products	2,600	12,576
Okuma Corp.	Machinery	68	3,023
Olympus Corp.	Health Care Equipment & Supplies	2,970	68,334
	Electronic Equipment, Instruments &
Omron Corp.	Components	508	50,555
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	1,252	31,051
Open House Co. Ltd.	Household Durables	200	10,455
Oracle Corp. Japan	Software	80	6,072
Orient Corp.	Consumer Finance	1,800	1,954
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	526	88,592
ORIX Corp.	Diversified Financial Services	3,400	69,311
	Equity Real Estate Investment Trusts
ORIX JREIT Inc.	(REITs)	7	10,930
Osaka Gas Co. Ltd.	Gas Utilities	1,150	18,984
OSG Corp.	Machinery	100	1,551
Otsuka Corp.	IT Services	268	12,777
Otsuka Holdings Co. Ltd.	Pharmaceuticals	1,152	41,706
Paltac Corp.	Distributors	80	3,289
Pan Pacific International Holdings Corp.	Multiline Retail	1,214	16,731

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Panasonic Corp.	Household Durables	5,800	63,714
[a] Park24 Co. Ltd.	Commercial Services & Supplies	386	5,283
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	950	5,362
[a] PeptiDream Inc.	Biotechnology	230	5,083
Persol Holdings Co. Ltd.	Professional Services	450	13,052
Pigeon Corp.	Household Products	318	6,070
Pola Orbis Holdings Inc.	Personal Products	200	3,329
Rakus Co. Ltd.	Software	300	8,076
[a] Rakuten Inc.	Internet & Direct Marketing Retail	2,200	22,047
Recruit Holdings Co. Ltd.	Professional Services	3,738	226,315
Relo Group Inc.	Real Estate Management & Development	268	4,838
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	2,700	33,365
Rengo Co. Ltd.	Containers & Packaging	750	5,666
	Independent Power and Renewable
[a] RENOVA Inc.	Electricity Producers	150	2,712
Resona Holdings Inc.	Banks	6,018	23,381
Resorttrust Inc.	Hotels, Restaurants & Leisure	200	3,263
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	1,850	17,206
Rinnai Corp.	Household Durables	94	8,473
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	218	19,821
Rohto Pharmaceutical Co. Ltd.	Personal Products	268	8,087
Ryohin Keikaku Co. Ltd.	Multiline Retail	650	9,901
Sankyo Co. Ltd.	Leisure Products	136	3,521
Sankyu Inc.	Road & Rail	136	5,633
[a] Sansan Inc.	Software	220	4,790
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	1,050	12,829
Sanwa Holdings Corp.	Building Products	550	5,860
Sapporo Holdings Ltd.	Beverages	150	2,844
Sawai Group Holdings Co. Ltd.	Pharmaceuticals	94	3,588
SBI Holdings Inc.	Capital Markets	656	17,859
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	96	10,312
SCSK Corp.	IT Services	336	6,679
Secom Co. Ltd.	Commercial Services & Supplies	536	37,172
Sega Sammy Holdings Inc.	Leisure Products	564	8,850
[a] Seibu Holdings Inc.	Road & Rail	600	5,606
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	750	13,488
Seino Holdings Co. Ltd.	Road & Rail	400	4,047
Sekisui Chemical Co. Ltd.	Household Durables	950	15,856
Sekisui House Ltd.	Household Durables	1,650	35,377
	Equity Real Estate Investment Trusts
Sekisui House Reit Inc.	(REITs)	11	8,186
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	2,100	92,203
Seven Bank Ltd.	Banks	2,150	4,444
SG Holdings Co. Ltd.	Air Freight & Logistics	1,172	27,408
Sharp Corp.	Household Durables	500	5,736
[a] SHIFT Inc.	IT Services	30	6,216
Shikoku Electric Power Co. Inc.	Electric Utilities	400	2,814
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	750	31,620
Shimamura Co. Ltd.	Specialty Retail	58	4,865
SHIMANO Inc.	Leisure Products	210	55,912
Shimizu Corp.	Construction & Engineering	1,600	9,907
Shin-Etsu Chemical Co. Ltd.	Chemicals	1,110	192,013
	Semiconductors & Semiconductor
Shinko Electric Industries Co. Ltd.	Equipment	200	9,535
Shinsei Bank Ltd.	Banks	250	4,066
Shionogi & Co. Ltd.	Pharmaceuticals	756	53,341
Ship Healthcare Holdings Inc.	Health Care Providers & Services	200	4,655
Shiseido Co. Ltd.	Personal Products	1,054	58,707

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

SHO-BOND Holdings Co. Ltd.	Construction & Engineering	120	5,388
[a] Shochiku Co. Ltd.	Entertainment	28	2,920
Shoei Co. Ltd.	Real Estate Management & Development	1,200	11,379
Showa Denko K.K.	Chemicals	476	9,983
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	600	7,873
SMC Corp.	Machinery	160	107,806
SMS Co. Ltd.	Professional Services	140	5,507
Softbank Corp.	Wireless Telecommunication Services	7,400	93,468
SoftBank Group Corp.	Wireless Telecommunication Services	3,680	173,654
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	164	6,508
Sojitz Corp.	Trading Companies & Distributors	600	9,004
Sompo Holdings Inc.	Insurance	918	38,735
Sony Corp.	Household Durables	3,420	429,895
[a] Sotetsu Holdings Inc.	Road & Rail	200	3,658
Square Enix Holdings Co. Ltd.	Entertainment	200	10,247
Stanley Electric Co. Ltd.	Auto Components	408	10,200
Subaru Corp.	Automobiles	1,750	31,260
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	92	5,568
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	750	15,299
Sumitomo Bakelite Co. Ltd.	Chemicals	68	3,443
Sumitomo Chemical Co. Ltd.	Chemicals	4,200	19,768
Sumitomo Corp.	Trading Companies & Distributors	3,150	46,516
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	450	5,178
Sumitomo Electric Industries Ltd.	Auto Components	2,150	27,996
Sumitomo Forestry Co. Ltd.	Household Durables	350	6,766
Sumitomo Heavy Industries Ltd.	Machinery	318	7,702
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	650	24,554
Sumitomo Mitsui Financial Group Inc.	Banks	3,644	124,774
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	1,150	33,784
Sumitomo Rubber Industries Ltd.	Auto Components	500	5,089
Sundrug Co. Ltd.	Food & Staples Retailing	170	4,436
Suntory Beverage & Food Ltd.	Beverages	370	13,366
Sushiro Global Holdings Ltd.	Hotels, Restaurants & Leisure	280	10,577
Suzuken Co. Ltd.	Health Care Providers & Services	200	5,766
Suzuki Motor Corp.	Automobiles	1,316	50,615
Sysmex Corp.	Health Care Equipment & Supplies	520	70,218
T&D Holdings Inc.	Insurance	1,450	18,535
Taiheiyo Cement Corp.	Construction Materials	200	3,948
Taisei Corp.	Construction & Engineering	470	14,265
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	108	4,961
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	321	18,454
Takara Bio Inc.	Biotechnology	136	3,123
Takara Holdings Inc.	Beverages	450	4,771
Takashimaya Co. Ltd.	Multiline Retail	400	3,717
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	4,146	112,943
TBS Holdings Inc.	Media	86	1,246
	Electronic Equipment, Instruments &
TDK Corp.	Components	978	38,133
TechnoPro Holdings Inc.	Professional Services	314	9,516
Teijin Ltd.	Chemicals	500	6,144
Terumo Corp.	Health Care Equipment & Supplies	1,880	79,344
The Bank of Kyoto Ltd.	Banks	200	9,257
The Chiba Bank Ltd.	Banks	1,650	9,442
The Chugoku Bank Ltd.	Banks	450	3,521
The Chugoku Electric Power Co. Inc.	Electric Utilities	800	6,468
The Dai-ichi Life Holdings Inc.	Insurance	2,800	56,545
The Iyo Bank Ltd.	Banks	750	3,751
The Shizuoka Bank Ltd.	Banks	1,350	9,637
THK Co. Ltd.	Machinery	290	6,983
TIS Inc.	IT Services	650	19,333
Tobu Railway Co. Ltd.	Road & Rail	536	12,204
Toda Corp.	Construction & Engineering	800	5,058

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Toho Co. Ltd.	Entertainment	280	11,975
Toho Gas Co. Ltd.	Gas Utilities	233	5,926
Tohoku Electric Power Co. Inc.	Electric Utilities	1,300	9,212
Tokai Carbon Co. Ltd.	Chemicals	550	5,770
Tokai Rika Co. Ltd.	Auto Components	136	1,828
Tokio Marine Holdings Inc.	Insurance	1,782	98,915
Tokuyama Corp.	Chemicals	200	3,175
Tokyo Century Corp.	Diversified Financial Services	166	8,044
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	4,200	10,832
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	409	235,409
Tokyo Gas Co. Ltd.	Gas Utilities	1,149	20,574
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	96	5,669
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	536	7,820
TOKYU Corp.	Road & Rail	1,450	19,240
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	1,850	10,330
TOPPAN Inc.	Commercial Services & Supplies	850	15,914
Toray Industries Inc.	Chemicals	4,200	24,867
Toshiba Corp.	Industrial Conglomerates	1,190	48,879
	Technology Hardware, Storage &
Toshiba Tec Corp.	Peripherals	60	2,451
Tosoh Corp.	Chemicals	836	12,385
TOTO Ltd.	Building Products	378	17,365
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	400	4,769
Toyo Suisan Kaisha Ltd.	Food Products	237	10,033
Toyo Tire Corp.	Auto Components	268	4,175
Toyoda Gosei Co. Ltd.	Auto Components	200	4,345
Toyota Boshoku Corp.	Auto Components	150	2,939
Toyota Industries Corp.	Auto Components	450	35,912
Toyota Motor Corp.	Automobiles	34,155	624,492
Toyota Tsusho Corp.	Trading Companies & Distributors	600	27,615
[a] Trend Micro Inc.	Software	304	16,869
TS TECH Co. Ltd.	Auto Components	300	3,684
Tsumura & Co.	Pharmaceuticals	200	5,688
Tsuruha Holdings Inc.	Food & Staples Retailing	98	9,395
TV Asahi Holdings Corp.	Media	68	846
Ube Industries Ltd.	Chemicals	268	4,650
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	136	8,503
Unicharm Corp.	Household Products	1,050	45,582
	Equity Real Estate Investment Trusts
United Urban Investment Corp.	(REITs)	8	9,393
Ushio Inc.	Electrical Equipment	300	4,976
USS Co. Ltd.	Specialty Retail	550	8,578
Welcia Holdings Co. Ltd.	Food & Staples Retailing	272	8,480
West Japan Railway Co.	Road & Rail	610	25,480
Yakult Honsha Co. Ltd.	Food Products	345	17,976
Yamada Holdings Co. Ltd.	Specialty Retail	2,150	7,338
Yamaguchi Financial Group Inc.	Banks	800	4,675
Yamaha Corp.	Leisure Products	450	22,157
Yamaha Motor Co. Ltd.	Automobiles	848	20,317
Yamato Holdings Co. Ltd.	Air Freight & Logistics	910	21,360
Yamato Kogyo Co. Ltd.	Metals & Mining	118	3,817
Yamazaki Baking Co. Ltd.	Food Products	336	4,458
Yaoko Co. Ltd.	Food & Staples Retailing	68	4,128
YASKAWA Electric Corp.	Machinery	710	34,774
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	550	9,906
Yokohama Rubber Co. Ltd.	Auto Components	300	4,801
Z Holdings Corp.	Interactive Media & Services	7,400	42,888
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	136	5,917
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	250	5,870
Zeon Corp.	Chemicals	400	4,609
Zozo Inc.	Internet & Direct Marketing Retail	318	9,914

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Total Common Stocks (Cost $13,491,601) 97.7%			12,245,259
Short Term Investments (Cost $87,084) 0.7%
Short-Term Investments 0.7%
United States 0.7%
[b,c] Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	87,084	87,084
Total Investments (Cost $13,578,685) 98.4%			12,332,343
Other Assets, less Liabilities 1.6%			206,574
Net Assets 100.0%			$12,538,917

aNon-income producing.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	DBAB	Buy	5,318,709	$46,863	1/05/22	$—	$(675)
Japanese Yen	DBAB	Buy	406,984,291	3,535,305	1/05/22	—	(1,074)
Japanese Yen	HSBK	Buy	5,318,709	46,857	1/05/22	—	(669)
Japanese Yen	HSBK	Buy	406,984,291	3,534,178	1/05/22	52	—
Japanese Yen	MSCO	Buy	2,175,843	19,168	1/05/22	—	(273)
Japanese Yen	MSCO	Buy	166,494,157	1,445,790	1/05/22	36	—
Japanese Yen	UBSW	Buy	5,318,709	46,856	1/05/22	—	(669)
Japanese Yen	UBSW	Buy	406,984,291	3,534,230	1/05/22	—	—
Japanese Yen	DBAB	Sell	412,303,000	3,634,746	1/05/22	54,329	—
Japanese Yen	HSBK	Sell	412,303,000	3,633,919	1/05/22	53,501	—
Japanese Yen	MSCO	Sell	168,670,000	1,486,647	1/05/22	21,925	—
Japanese Yen	UBSW	Sell	412,303,000	3,633,935	1/05/22	53,517	—
Japanese Yen	DBAB	Sell	423,087,000	3,675,837	2/02/22	1,025	—
Japanese Yen	HSBK	Sell	423,087,000	3,674,688	2/02/22	—	(125)
Japanese Yen	MSCO	Sell	173,081,000	1,503,248	2/02/22	—	(84)
Japanese Yen	UBSW	Sell	423,087,000	3,674,716	2/02/22	—	(96)
Total Forward Exchange Contracts						$184,385	$(3,665)
Net unrealized appreciation (depreciation)							$180,720
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	4	$99,970	3/10/22	$2,033

*As of period end.

Abbreviations

Selected Portfolio

DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank PLC
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Latin America ETF	Industry	Shares	Value
Common Stocks 81.7%
Brazil 45.4%
Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	800		$3,111
Ambev SA	Beverages	29,400		81,391
[a] Americanas SA	Internet & Direct Marketing Retail	2,826		16,022
Armac Locacao Logistica E Servicos SA	Trading Companies & Distributors	400		1,881
Atacadao Distribuicao Comercio Industria Ltd.	Food & Staples Retailing	1,800		4,928
[a] Azul SA	Airlines	1,800		7,872
B3 SA - Brasil Bolsa Balcao	Capital Markets	41,400		82,800
Banco Bradesco SA	Banks	9,619		27,959
Banco BTG Pactual SA	Capital Markets	6,600		24,883
Banco do Brasil SA	Banks	5,800		30,041
Banco Inter SA	Banks	3,200		5,400
Banco Santander Brasil SA	Banks	2,400		12,918
BB Seguridade Participacoes SA	Insurance	4,600		17,136
[a] BR Malls Participacoes SA	Real Estate Management & Development	5,800		8,653
Bradespar SA	Metals & Mining	210		821
[a] BRF SA	Food Products	5,400		21,833
Caixa Seguridade Participacoes S/A	Insurance	2,800		4,203
CCR SA	Transportation Infrastructure	7,600		15,814
Centrais Eletricas Brasileiras SA	Electric Utilities	4,200		25,193
Cia Brasileira de Distribuicao	Food & Staples Retailing	1,100		4,291
Cia Paranaense de Energia	Electric Utilities	2,200		2,417
Cia Siderurgica Nacional SA	Metals & Mining	4,400		19,741
Cielo SA	IT Services	7,400		3,029
[a] Cogna Educacao	Diversified Consumer Services	12,400		5,477
Companhia de Locacao das Americas	Road & Rail	2,400		10,130
Companhia de Saneamento Basico do Estado de
Sao Paulo	Water Utilities	2,400		17,313
Companhia Energetica de Minas Gerais	Electric Utilities	1,792		5,958
Cosan SA	Oil, Gas & Consumable Fuels	8,012		31,199
CPFL Energia SA	Electric Utilities	1,200		5,780
CSN Mineracao SA	Metals & Mining	3,400		4,114
Cyrela Brazil Realty SA Empreendimentos e
Participacoes	Household Durables	1,800		5,099
Dexco SA	Paper & Forest Products	1,980		5,318
EDP - Energias do Brasil SA	Electric Utilities	1,800		6,767
[a] Embraer SA	Aerospace & Defense	5,000		22,280
Energisa SA	Electric Utilities	1,600		12,745
[a] Eneva SA	Independent Power and Renewable Electricity Producers	6,600		16,767
Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers	1,200		8,275
Equatorial Energia SA	Electric Utilities	6,200		25,167
Ez Tec Empreendimentos e Participacoes SA	Household Durables	700		2,570
Fleury SA	Health Care Providers & Services	1,600		5,168
Getnet Adquirencia e Servicos para Meios de
[a] Pagamento SA	IT Services	650		449
[b] GPS Participacoes e Empreendimentos SA, 144A	Commercial Services & Supplies	2,800		7,978
Grendene SA	Textiles, Apparel & Luxury Goods	2,400		3,727
[a] Grupo Mateus SA	Food & Staples Retailing	2,800		3,031
Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	600		1,061
Hapvida Participacoes e Investimentos SA, 144A,
[b,c] Reg S	Health Care Providers & Services	8,600		16,027
Hypera SA	Pharmaceuticals	2,600		13,196
[a] IRB Brasil Resseguros SA	Insurance	7,474		5,394
Itau Unibanco Holding SA	Banks	3,000		10,282
Klabin SA	Containers & Packaging	5,400		24,877
Localiza Rent a Car SA	Road & Rail	4,005		38,109
[a,b] Locaweb Servicos de Internet SA, 144A	IT Services	2,800		6,615
Lojas Americanas SA	Internet & Direct Marketing Retail	2,018		2,141
Lojas Renner SA	Multiline Retail	6,566		28,810
M Dias Branco SA	Food Products	800		3,661

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Magazine Luiza SA	Multiline Retail	20,024	25,956
Marfrig Global Foods SA	Food Products	2,200	8,717
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	1,800	6,050
[a] Natura & Co. Holding SA	Personal Products	6,400	29,219
Neoenergia SA	Electric Utilities	1,600	4,654
Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	3,500	37,922
Odontoprev SA	Health Care Providers & Services	1,800	4,072
[a] Petro Rio SA	Oil, Gas & Consumable Fuels	4,600	17,070
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	25,000	137,792
Porto Seguro SA	Insurance	1,200	4,507
Qualicorp Consultoria e Corretora de Seguros SA	Health Care Providers & Services	1,200	3,641
Raia Drogasil SA	Food & Staples Retailing	7,200	31,411
[b] Rede D'Or Sao Luiz SA, 144A	Health Care Providers & Services	3,200	25,755
[a] Rumo SA	Road & Rail	8,400	26,784
Sao Martinho SA	Food Products	1,200	7,420
Sendas Distribuidora SA	Food & Staples Retailing	5,200	12,099
SIMPAR SA	Road & Rail	1,600	3,355
[a] Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	800	2,298
Sul America SA	Insurance	2,800	13,819
[a] Suzano SA	Paper & Forest Products	4,800	51,800
Telefonica Brasil SA	Diversified Telecommunication Services	3,000	25,955
TIM SA	Wireless Telecommunication Services	5,400	12,749
Totvs SA	Software	3,000	15,426
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	1,400	9,142
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	6,028	15,736
Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	1,200	3,126
Vale SA	Metals & Mining	27,750	388,400
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA	Road & Rail	1,200	2,581
[a] Via SA	Specialty Retail	10,600	9,991
Vibra Energia SA	Specialty Retail	7,800	29,968
WEG SA	Electrical Equipment	10,000	59,210
YDUQS Participacoes SA	Diversified Consumer Services	2,000	7,382
			1,811,829
Chile 4.7%
AES Andes SA	Independent Power and Renewable Electricity Producers	24,012	3,743
Banco de Chile	Banks	294,350	22,995
Banco de Credito e Inversiones SA	Banks	332	9,699
Banco Santander Chile	Banks	414,118	16,647
CAP SA	Metals & Mining	488	4,754
Cencosud SA	Food & Staples Retailing	9,034	15,110
Cencosud Shopping SA	Real Estate Management & Development	3,296	3,911
Cia Sud Americana de Vapores SA	Marine	119,172	10,239
Colbun SA	Independent Power and Renewable Electricity Producers	49,494	4,026
Compania Cervecerias Unidas SA	Beverages	900	7,320
Empresa Nacional de Telecomunicaciones SA	Wireless Telecommunication Services	930	3,143
Empresas CMPC SA	Paper & Forest Products	8,170	13,693
Empresas COPEC SA	Oil, Gas & Consumable Fuels	3,282	25,370
Enel Americas SA	Electric Utilities	127,064	13,870
Enel Chile SA	Electric Utilities	165,470	5,788
Falabella SA	Multiline Retail	5,286	17,241
[a] Itau CorpBanca Chile SA	Banks	2,126,632	4,113
[a] Parque Arauco SA	Real Estate Management & Development	4,730	5,218
Plaza SA	Real Estate Management & Development	2,034	2,242
			189,122
Colombia 1.9%
Bancolombia SA	Banks	1,834	15,636
Cementos Argos SA	Construction Materials	3,350	5,029
Ecopetrol SA	Oil, Gas & Consumable Fuels	31,846	21,048
Grupo Argos SA	Construction Materials	2,026	6,745
Grupo de Inversiones Suramericana SA	Diversified Financial Services	1,678	12,369

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Interconexion Electrica SA ESP	Electric Utilities	3,006	16,544
			77,371
Mexico 28.6%
Alfa SAB de CV, A	Industrial Conglomerates	21,374	15,687
Alpek SAB de CV	Chemicals	2,452	2,669
America Movil SAB de CV, L	Wireless Telecommunication Services	196,854	208,637
Arca Continental SAB de CV	Beverages	2,960	18,878
[b] Banco del Bajio SA, 144A	Banks	4,432	7,970
Becle SAB de CV	Beverages	3,616	9,075
[a] Cemex SAB de CV	Construction Materials	99,402	67,952
Coca-Cola Femsa SAB de CV	Beverages	3,524	19,234
Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs)	1,694	1,912
[a] Controladora Vuela Cia de Aviacion SAB de CV, A	Airlines	5,998	10,768
El Puerto de Liverpool SAB de CV, C1	Multiline Retail	1,328	5,760
Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs)	19,906	21,049
Fomento Economico Mexicano SAB de CV	Beverages	12,292	95,693
GCC SAB de CV	Construction Materials	1,112	8,610
Gruma SAB de CV, B	Food Products	1,356	17,394
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	1,878	12,619
Grupo Aeroportuario del Pacifico SAB de CV, B	Transportation Infrastructure	2,370	32,676
Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	1,346	27,805
Grupo Bimbo SAB de CV, A	Food Products	15,098	46,456
Grupo Carso SAB de CV, A1	Industrial Conglomerates	3,086	9,981
Grupo Elektra SAB de CV	Banks	426	32,279
Grupo Financiero Banorte SAB de CV, O	Banks	19,462	126,501
[a] Grupo Financiero Inbursa SAB de CV, O	Banks	13,746	16,470
Grupo Mexico SAB de CV, B	Metals & Mining	21,296	92,916
Grupo Televisa SAB	Media	16,036	30,207
Industrias Bachoco SAB de CV, B	Food Products	1,016	3,609
Industrias Penoles SAB de CVIndustrias Penoles
SAB de CVIndustrias Penoles SAB de CV	Metals & Mining	854	9,830
Kimberly-Clark de Mexico SAB de CV, A	Household Products	5,464	8,279
Megacable Holdings SAB de CV	Media	2,036	6,940
Orbia Advance Corp. SAB de CV	Chemicals	6,914	17,659
Promotora y Operadora de Infraestructura SAB de
CV	Transportation Infrastructure	1,492	11,665
Qualitas Controladora SAB de CV	Insurance	1,150	5,838
Telesites SAB de CV	Diversified Telecommunication Services	8,546	8,753
Wal-Mart de Mexico SAB de CV	Food & Staples Retailing	34,754	129,217
			1,140,988
United States 1.1%
JBS SA	Food Products	6,200	42,243
Total Common Stocks (Cost $3,583,935)			3,261,553
Preferred Stocks 18.0%
Brazil 15.9%
[d] Alpargatas SA, 0.735%, pfd.	Textiles, Apparel & Luxury Goods	1,200	7,976
[d] Banco Bradesco SA, 5.299%, pfd.	Banks	31,796	109,659
[b,d] Banco Inter SA, 0.178%, pfd.,144A	Banks	5,400	9,249
[d] Banco Pan SA, 2.097%, pfd.	Banks	2,000	3,835
[d] Bradespar SA, 42.693%, pfd.	Metals & Mining	1,707	7,659
[d] Braskem SA, 13.082%, pfd., A	Chemicals	1,300	13,450
[d] Centrais Eletricas Brasileiras SA, 6.419%, pfd.	Electric Utilities	1,800	10,667
Cia de Transmissao de Energia Eletrica Paulista,
[d] 14.763%, pfd.	Electric Utilities	1,200	5,237
[d] Cia Energetica de Minas Gerais, 10.442%, pfd.	Electric Utilities	6,589	15,508
[d] Cia Energetica de Sao Paulo, 10.088%, pfd., B	Independent Power and Renewable Electricity Producers	1,200	4,634
[d] Companhia Paranaense de Energia, 18.665%, pfd.	Electric Utilities	8,800	10,174
[d] Gerdau SA, 11.702%, pfd.	Metals & Mining	7,200	35,237
[d] Itau Unibanco Holding SA, 4.473%, pfd.	Banks	32,600	122,616
[d] Itausa SA, 4.412%, pfd.	Banks	32,130	51,512
[d] Lojas Americanas SA, 3.633%, pfd.	Internet & Direct Marketing Retail	6,555	6,932
[d] Metalurgica Gerdau SA, 20.387%, pfd.	Metals & Mining	4,800	9,807

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[d] Petroleo Brasileiro SA, 19.870%, pfd.	Oil, Gas & Consumable Fuels	37,800	193,072
[d] Raizen SA, 0.248%, pfd.	Oil, Gas & Consumable Fuels	8,000	9,264
Usinas Siderurgicas de Minas Gerais SA Usiminas,
[d] 9.406%, pfd., A	Metals & Mining	3,000	8,165
			634,653
Chile 1.3%
[d] Embotelladora Andina SA, 6.362%, pfd., B	Beverages	2,518	5,468
Sociedad Quimica y Minera de Chile SA, 0.005%,
[d] pfd., B	Chemicals	922	47,062
			52,530
Colombia 0.8%
[d] Bancolombia SA, 0.813%, pfd.	Banks	3,024	23,776
[d] Grupo Aval Acciones y Valores SA, 5.194%, pfd.	Banks	26,652	6,935
Grupo de Inversiones Suramericana SA, 2.712%,
[d] pfd.	Diversified Financial Services	504	2,755
			33,466
Total Preferred Stocks (Cost $874,544)			720,649
Total Investments (Cost $4,458,479) 99.7%			3,982,202
Other Assets, less Liabilities 0.3%			10,032
Net Assets 100.0%			$3,992,234

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$73,594, representing 1.8% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. At December 31, 2021, the value of this security was $16,027, representing 0.4% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Mini Bovespa Index	Long	3	$11,398	2/16/22	$(180)

*As of period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Mexico ETF	Industry	Shares	Value
Common Stocks 99.8%
Mexico 99.8%
Alfa SAB de CV, A	Industrial Conglomerates	282,033	$206,994
Alpek SAB de CV	Chemicals	32,751	35,656
America Movil SAB de CV, L	Wireless Telecommunication Services	1,888,560	2,001,606
Arca Continental SAB de CV	Beverages	38,628	246,358
[a] Banco del Bajio SA, 144A	Banks	62,019	111,522
Becle SAB de CV	Beverages	47,169	118,378
[b] Cemex SAB de CV	Construction Materials	651,861	445,616
Coca-Cola Femsa SAB de CV	Beverages	45,990	251,018
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	20,466	23,101
[b] Controladora Vuela Cia de Aviacion SAB de CV, A	Airlines	79,371	142,492
El Puerto de Liverpool SAB de CV, C1	Multiline Retail	17,289	74,985
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	259,227	274,111
Fomento Economico Mexicano SAB de CV	Beverages	67,266	523,666
GCC SAB de CV	Construction Materials	14,283	110,586
Gruma SAB de CV, B	Food Products	17,550	225,127
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	24,093	161,888
Grupo Aeroportuario del Pacifico SAB de CV, B	Transportation Infrastructure	24,021	331,188
Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	14,769	305,094
Grupo Bimbo SAB de CV, A	Food Products	121,581	374,100
Grupo Carso SAB de CV, A1	Industrial Conglomerates	39,600	128,078
Grupo Elektra SAB de CV	Banks	4,469	338,622
Grupo Financiero Banorte SAB de CV, O	Banks	187,560	1,219,117
[b] Grupo Financiero Inbursa SAB de CV, O	Banks	179,379	214,922
Grupo Mexico SAB de CV, B	Metals & Mining	206,298	900,090
Grupo Televisa SAB	Media	156,510	294,818
Industrias Bachoco SAB de CV, B	Food Products	14,058	49,933
Industrias Penoles SAB de CVIndustrias Penoles SAB de
CVIndustrias Penoles SAB de CV	Metals & Mining	10,854	124,934
Kimberly-Clark de Mexico SAB de CV, A	Household Products	72,801	110,313
Megacable Holdings SAB de CV	Media	26,271	89,551
Orbia Advance Corp. SAB de CV	Chemicals	88,731	226,629
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	19,143	149,664
Qualitas Controladora SAB de CV	Insurance	14,751	74,883
Telesites SAB de CV	Diversified Telecommunication Services	109,665	112,318
Wal-Mart de Mexico SAB de CV	Food & Staples Retailing	334,989	1,245,508
Total Investments (Cost $9,723,759) 99.8%			11,242,866

Other Assets, less Liabilities 0.2%			20,341
Net Assets 100.0%			$11,263,207

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the value of this security was $111,522, representing 1.0% of net assets.
bNon-income producing.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Russia ETF	Industry	Shares	Value
Common Stocks 95.5%
Russia 95.5%
[a] Aeroflot - Russian Airlines PJSC	Airlines	173,536	$136,411
Alrosa PJSC	Metals & Mining	359,856	589,155
[a] Credit Bank of Moscow PJSC	Banks	2,119,200	193,537
Federal Grid Co. Unified Energy System PJSC	Electric Utilities	45,533,568	98,429
Gazprom PJSC	Oil, Gas & Consumable Fuels	978,112	4,476,511
Inter RAO UES PJSC	Electric Utilities	6,205,440	353,474
LUKOIL PJSC	Oil, Gas & Consumable Fuels	35,904	3,144,928
M.Video PJSC	Specialty Retail	8,000	46,684
Magnit PJSC	Food & Staples Retailing	8,080	586,182
Magnitogorsk Iron & Steel WorksMagnitogorsk Iron & Steel Works	Metals & Mining	369,776	342,335
MMC Norilsk Nickel PJSC	Metals & Mining	2,877	875,609
Mobile TeleSystems PJSC	Wireless Telecommunication Services	147,008	585,239
Moscow Exchange MICEXMoscow Exchange MICEX	Capital Markets	252,288	515,230
Mosenergo PAOMosenergo PAO	Electric Utilities	1,418,704	39,683
Novatek PJSCNovaTek PJSCNovaTek PJSC	Oil, Gas & Consumable Fuels	47,296	1,084,565
Novolipetsk Steel PJSC	Metals & Mining	200,240	581,021
PhosAgro PJSC	Chemicals	6,176	480,288
Polyus Gold OJSCPolyus Gold OJSC	Metals & Mining	3,488	608,024
Raspadskaya OJSC	Metals & Mining	10,720	67,073
Rosneft PJSCRosneft PJSC	Oil, Gas & Consumable Fuels	91,968	735,560
Rosseti PJS	Electric Utilities	5,157,472	76,696
Rostelecom PJSC	Diversified Telecommunication Services	164,320	191,077
RusHydro PJSC	Electric Utilities	20,068,256	198,525
Sberbank of Russia PJSC	Banks	956,288	3,743,492
[a,b] Segezha Group PJSC, 144A	Paper & Forest Products	666,096	98,485
Severstal PAO	Metals & Mining	27,632	591,349
Sistema PJSFC	Wireless Telecommunication Services	497,088	155,364
Sovcomflot OAOSovcomflot OAO	Oil, Gas & Consumable Fuels	72,128	70,401
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	632,064	335,219
Tatneft PAOTatneft PAO	Oil, Gas & Consumable Fuels	105,152	701,656
	Independent Power and Renewable
Unipro PJSC	Electricity Producers	1,811,376	63,079
[a] United Co. RUSAL International PJSC	Metals & Mining	445,888	439,906
[a] VTB Bank PJSC	Banks	882,961,328	568,580
Total Common Stocks (Cost $21,274,607)			22,773,767
Preferred Stocks 4.4%
Russia 4.4%
[c] Bashneft PJSC, 0.010%, pfd.	Oil, Gas & Consumable Fuels	3,296	43,745
[c] Surgutneftegas PJSC, 17.464%, pfd.	Oil, Gas & Consumable Fuels	682,080	349,924
[c] Tatneft PJSC, 7.194%, pfd.	Oil, Gas & Consumable Fuels	10,416	63,782
[c] Transneft PJSC, 5.809%, pfd.	Oil, Gas & Consumable Fuels	275	582,218
Total Preferred Stocks (Cost $1,110,214)			1,039,669
Total Investments (Cost $22,384,821) 99.9%			23,813,436

Other Assets, less Liabilities 0.1%			26,307
Net Assets 100.0%			$23,839,743

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the value of this security was $98,485, representing 0.4% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Russian Ruble	IBS (LN1)	Sell	1,270,339	$16,925	1/10/22	$—	$(11)
Russian Ruble	IBS (LN1)	Sell	303,076	4,035	1/10/22	—	(6)
Total Forward Exchange Contracts						$—	$(17)
Net unrealized appreciation (depreciation)							$(17)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Saudi Arabia ETF	Industry	Shares	Value
Common Stocks 99.9%
Saudi Arabia 99.9%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	604	$17,407
Advanced Petrochemical Co.	Chemicals	1,456	27,302
Al Rajhi Bank	Banks	13,550	511,770
Alinma Bank	Banks	13,458	85,887
Almarai Co. JSC	Food Products	3,458	44,901
Arab National Bank	Banks	7,572	46,105
Arabian Centres Co. Ltd.	Real Estate Management & Development	2,228	13,400
[a] Arabian Internet & Communications Services Co.	IT Services	294	14,737
Bank Al-Jazira	Banks	5,518	28,366
[a] Bank AlBilad	Banks	5,046	62,295
Banque Saudi Fransi	Banks	8,070	101,563
BinDawood Holding Co.	Food & Staples Retailing	406	10,360
Bupa Arabia for Cooperative Insurance Co.	Insurance	786	27,509
Co. for Cooperative Insurance	Insurance	840	17,340
Dallah Healthcare Co.	Health Care Providers & Services	498	9,962
[a] Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	7,258	19,448
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	1,260	54,167
[a] Emaar Economic City	Real Estate Management & Development	5,930	18,859
Etihad Etisalat Co.	Wireless Telecommunication Services	5,182	42,995
[a] Fawaz Abdulaziz Al Hokair & Co.	Specialty Retail	894	3,705
	Independent Power and Renewable
[a] International Co. For Water & Power Projects	Electricity Producers	2,202	49,267
Jarir Marketing Co.	Specialty Retail	808	42,354
[a] Mobile Telecommunications Co. Saudi Arabia	Wireless Telecommunication Services	6,042	19,376
Mouwasat Medical Services Co.	Health Care Providers & Services	572	26,479
[a] National Industrialization Co.	Chemicals	4,500	23,924
National Petrochemical Co.	Chemicals	1,646	17,537
Qassim Cement Co.	Construction Materials	612	12,340
[a] Rabigh Refining & Petrochemical Co.	Oil, Gas & Consumable Fuels	3,000	16,540
Riyad Bank	Banks	20,938	151,135
SABIC Agri-Nutrients Co.	Chemicals	3,110	146,289
Sahara International Petrochemical Co.	Chemicals	4,934	55,196
[a] Saudi Airlines Catering Co.	Commercial Services & Supplies	548	11,370
[a] Saudi Arabian Mining Co.	Metals & Mining	6,230	130,262
[b] Saudi Arabian Oil Co., 144A	Oil, Gas & Consumable Fuels	29,526	281,544
Saudi Basic Industries Corp.	Chemicals	7,954	245,755
Saudi British Bank	Banks	12,702	111,647
Saudi Cement Co.	Construction Materials	1,026	14,976
Saudi Electricity Co.	Electric Utilities	10,756	68,700
[a] Saudi Ground Services Co.	Transportation Infrastructure	1,238	9,744
Saudi Industrial Investment Group	Chemicals	3,028	25,123
[a] Saudi Kayan Petrochemical Co.	Chemicals	10,094	45,760
Saudi National Bank	Banks	24,560	421,283
Saudi Pharmaceutical Industries & Medical Appliances Corp.	Pharmaceuticals	800	8,385
[a] Saudi Research & Media Group	Media	440	22,994
Saudi Telecom Co.	Diversified Telecommunication Services	7,160	214,357
Saudia Dairy & Foodstuff Co.	Food Products	214	9,405
Savola Group	Food Products	3,594	30,585
[a] Seera Group Holding	Hotels, Restaurants & Leisure	2,038	9,369
Southern Province Cement Co.	Construction Materials	924	17,252
United Electronics Co.	Specialty Retail	402	14,498
[a] Yamama Cement Co.	Construction Materials	1,376	9,529
Yanbu Cement Co.	Construction Materials	1,070	10,317
Yanbu National Petrochemical Co.	Chemicals	2,930	53,615

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)
Total Investments (Cost $2,455,221) 99.9%	3,484,985
Other Assets, less Liabilities 0.1%	4,128
Net Assets 100.0%	$3,489,113

[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the value of this security was $281,544, representing 8.1% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE South Africa ETF	Industry	Shares	Value
Common Stocks 99.9%
Luxembourg 0.9%
Reinet Investments SCA	Capital Markets	2,468	$44,231
Romania 1.1%
NEPI Rockcastle PLC	Real Estate Management & Development	8,184	54,355
South Africa 97.9%
Absa Group Ltd.	Banks	12,768	122,040
African Rainbow Minerals Ltd.	Metals & Mining	1,940	28,106
Anglo American Platinum Ltd.	Metals & Mining	1,076	122,484
AngloGold Ashanti Ltd.	Metals & Mining	7,588	156,277
Aspen Pharmacare Holdings Ltd.	Pharmaceuticals	6,936	97,539
AVI Ltd.	Food Products	5,996	27,763
Barloworld Ltd.	Trading Companies & Distributors	3,536	33,315
Bid Corp. Ltd.	Food & Staples Retailing	6,052	123,782
Bidvest Group Ltd.	Industrial Conglomerates	6,148	72,979
Capitec Bank Holdings Ltd.	Banks	1,508	192,733
Clicks Group Ltd.	Food & Staples Retailing	4,464	88,253
Coronation Fund Managers Ltd.	Capital Markets	4,652	15,314
[a,b] Dis-Chem Pharmacies Ltd., 144A, Reg S	Food & Staples Retailing	6,744	14,967
[c] Discovery Ltd.	Insurance	7,440	66,927
[c] Distell Group Holdings Ltd.	Beverages	1,448	15,315
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	4,480	42,911
FirstRand Ltd.	Diversified Financial Services	89,244	339,977
	Equity Real Estate Investment Trusts
[c] Fortress REIT Ltd.	(REITs)	15,532	3,163
	Equity Real Estate Investment Trusts
Fortress REIT Ltd., A	(REITs)	21,596	16,914
Gold Fields Ltd.	Metals & Mining	15,852	172,962
	Equity Real Estate Investment Trusts
Growthpoint Properties Ltd.	(REITs)	61,244	58,980
Harmony Gold Mining Co. Ltd.	Metals & Mining	9,672	40,361
Impala Platinum Holdings Ltd.	Metals & Mining	14,780	208,365
Investec Ltd.	Capital Markets	5,188	28,459
Kumba Iron Ore Ltd.	Metals & Mining	984	28,366
[c] Liberty Holdings Ltd.	Insurance	2,088	12,368
Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	25,120	37,822
Momentum Metropolitan Holdings	Insurance	18,472	21,933
Mr. Price Group Ltd.	Specialty Retail	4,660	58,250
[c] MTN Group Ltd.	Wireless Telecommunication Services	32,724	350,020
MultiChoice Group	Media	6,516	49,821
Naspers Ltd., N	Internet & Direct Marketing Retail	3,844	595,386
Nedbank Group Ltd.	Banks	7,596	83,299
[c] Netcare Ltd.	Health Care Providers & Services	26,212	26,081
[c] Northam Platinum Holdings Ltd.	Metals & Mining	6,104	80,125
Old Mutual Ltd.	Insurance	83,064	68,179
[a,b,c] Pepkor Holdings Ltd., 144A, Reg S	Specialty Retail	28,656	39,303
Pick n Pay Stores Ltd.	Food & Staples Retailing	6,296	20,699
PSG Group Ltd.	Industrial Conglomerates	2,844	15,902
Rand Merchant Investment Holdings Ltd.	Insurance	13,648	38,627
	Equity Real Estate Investment Trusts
Redefine Properties Ltd.	(REITs)	98,804	27,239
Remgro Ltd.	Diversified Financial Services	9,224	75,797
	Equity Real Estate Investment Trusts
Resilient REIT Ltd.	(REITs)	5,900	22,088
Royal Bafokeng Platinum Ltd.	Metals & Mining	3,124	30,598
Sanlam Ltd.	Insurance	31,844	118,437
Santam Ltd.	Insurance	748	12,607
[c] Sappi Ltd.	Paper & Forest Products	10,288	29,433
[c] Sasol Ltd.	Chemicals	10,120	164,228
Shoprite Holdings Ltd.	Food & Staples Retailing	8,900	116,481

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Sibanye Stillwater Ltd.	Metals & Mining	50,568	155,569
Standard Bank Group Ltd.	Banks	23,288	204,295
[c] Telkom SA SOC Ltd.	Diversified Telecommunication Services	5,296	17,945
[c] The Foschini Group Ltd.	Specialty Retail	5,844	45,368
The SPAR Group Ltd.	Food & Staples Retailing	3,504	36,691
Tiger Brands Ltd.	Food Products	3,016	34,204
Truworths International Ltd.	Specialty Retail	7,308	23,925
Vodacom Group Ltd.	Wireless Telecommunication Services	10,820	91,265
Woolworths Holdings Ltd.	Multiline Retail	17,404	56,552
			4,878,789
Total Investments (Cost $4,682,903) 99.9%			4,977,375

Other Assets, less Liabilities 0.1%			2,591
Net Assets 100.0%			$4,979,966

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $54,270, representing 1.1% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the value of this security was $54,270, representing 1.1% of net assets.
cNon-income producing.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE South Korea ETF	Industry	Shares	Value
Common Stocks 95.1%
South Korea 95.1%
[a] Alteogen Inc.	Biotechnology	2,116	$134,748
Amorepacific Corp.	Personal Products	2,369	332,806
AmorePacific Group	Personal Products	2,139	79,802
BGF Retail Co. Ltd.	Food & Staples Retailing	483	59,118
BNK Financial Group Inc.	Banks	21,896	154,723
Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	5,606	378,213
Celltrion Inc.	Biotechnology	8,164	1,359,808
[a] Celltrion Pharm Inc.	Pharmaceuticals	1,468	153,623
Cheil Worldwide Inc.	Media	5,221	100,357
CJ CheilJedang Corp.	Food Products	598	194,932
CJ Corp.	Industrial Conglomerates	989	69,386
CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	782	91,307
[a] CJ Logistics Corp.	Road & Rail	598	63,384
[a] Coway Co. Ltd.	Household Durables	4,255	266,307
Daelim Industrial Co. Ltd.	Construction & Engineering	943	48,310
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	13,754	66,760
[a] Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	3,680	71,356
DB Insurance Co. Ltd.	Insurance	3,358	152,540
DGB Financial Group Inc.	Banks	11,523	90,924
[a] DL E&C Co. Ltd.	Construction & Engineering	1,150	115,121
Dongsuh Cos. Inc.	Food & Staples Retailing	2,392	62,378
[a] Doosan Bobcat Inc.	Machinery	1,794	61,498
[a] Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	22,701	389,569
[a] Doosan Infracore Co. Ltd.	Machinery	10,350	61,643
	Electronic Equipment, Instruments &
Doosan Solus Co. Ltd.	Components	851	63,928
[a] E-MART Inc.	Food & Staples Retailing	1,518	192,823
Ecopro BM Co. Ltd.	Electrical Equipment	667	280,996
[a] F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	240	190,789
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	3,864	116,529
Green Cross Corp.	Biotechnology	414	75,922
GS Engineering & Construction Corp.	Construction & Engineering	4,761	158,600
[a] GS Holdings Corp.	Oil, Gas & Consumable Fuels	3,841	126,337
GS Retail Co. Ltd.	Food & Staples Retailing	3,013	77,052
Hana Financial Group Inc.	Banks	21,781	770,466
[a] Hanjin Kal Corp.	Airlines	1,564	80,782
Hankook Tire & Technology Co. Ltd.	Auto Components	5,566	185,885
Hanmi Pharm Co. Ltd.	Pharmaceuticals	563	130,715
Hanmi Science Co. Ltd.	Pharmaceuticals	1,102	50,245
Hanon Systems	Auto Components	12,098	136,882
Hanssem Co. Ltd.	Household Durables	736	57,332
Hanwha Aerospace Co. Ltd.	Aerospace & Defense	2,576	104,015
Hanwha Corp.	Industrial Conglomerates	1,679	22,599
Hanwha Corp.	Industrial Conglomerates	3,266	86,269
Hanwha Life Insurance Co. Ltd.	Insurance	21,436	52,925
[a] Hanwha Solutions Corp.	Chemicals	7,268	217,046
HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	3,565	68,676
[a] Helixmith Co. Ltd.	Biotechnology	2,479	47,338
Hite Jinro Co. Ltd.	Beverages	2,346	59,501
[a] HLB Inc.	Leisure Products	6,693	195,934
[a] HMM Co. Ltd.	Marine	26,473	599,053
Hotel Shilla Co. Ltd.	Specialty Retail	2,346	153,933
[a] HYBE Co. Ltd.	Entertainment	1,311	384,891
Hyundai Department Store Co. Ltd.	Multiline Retail	1,081	68,293
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	5,520	206,405
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	1,403	198,279
Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	3,818	172,472
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	4,462	86,143
[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	1,541	90,742

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Hyundai Mobis Co. Ltd.	Auto Components	4,830	1,034,057
Hyundai Motor Co.	Automobiles	10,534	1,852,034
Hyundai Steel Co.	Metals & Mining	5,704	196,731
Hyundai Wia Corp.	Auto Components	1,196	80,387
[a] Industrial Bank of Korea	Banks	18,975	164,410
[a] Kakao Corp.	Interactive Media & Services	20,631	1,952,461
[a] KakaoBank Corp.	Banks	10,327	512,549
[a] Kangwon Land Inc.	Hotels, Restaurants & Leisure	8,027	162,397
KB Financial Group Inc.	Banks	29,348	1,357,846
KCC Corp.	Chemicals	322	85,325
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	1,633	52,957
Kia Motors Corp.	Automobiles	19,481	1,347,077
Korea Aerospace Industries Ltd.	Aerospace & Defense	4,876	133,103
[a] Korea Electric Power Corp.	Electric Utilities	19,274	358,322
[a] Korea Gas Corp.	Gas Utilities	1,932	63,547
Korea Investment Holdings Co. Ltd.	Capital Markets	2,898	196,735
[a] Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	3,266	259,906
[a] Korea Zinc Co. Ltd.	Metals & Mining	759	326,266
[a] Korean Air Lines Co. Ltd.	Airlines	13,248	327,090
[a] Krafton Inc.	Entertainment	2,116	818,810
[a] KT&G Corp.	Tobacco	8,165	542,616
[a] Kumho Petrochemical Co. Ltd.	Chemicals	1,311	183,071
LG Chem Ltd.	Chemicals	3,519	1,820,555
LG Corp.	Industrial Conglomerates	6,831	464,882
	Electronic Equipment, Instruments &
[a] LG Display Co. Ltd.	Components	16,905	349,832
[a] LG Electronics Inc.	Household Durables	8,142	945,191
LG Household & Health Care Ltd.	Personal Products	667	615,520
	Electronic Equipment, Instruments &
LG Innotek Co. Ltd.	Components	1,058	323,964
LG Uplus Corp.	Diversified Telecommunication Services	16,261	186,035
Lotte Chemical Corp.	Chemicals	1,104	201,529
Lotte Chilsung Beverage Co. Ltd.	Beverages	253	28,413
Lotte Corp.	Industrial Conglomerates	2,047	51,487
LOTTE Fine Chemical Co. Ltd.	Chemicals	1,311	82,713
Lotte Shopping Co. Ltd.	Multiline Retail	828	60,737
LS Corp.	Electrical Equipment	1,334	60,710
[a] Mando Corp.	Auto Components	2,484	132,480
[a] Medytox Inc.	Biotechnology	338	40,915
Mirae Asset Daewoo Co. Ltd.	Capital Markets	10,833	42,238
Mirae Asset Daewood Co. Ltd.	Capital Markets	26,289	191,293
Naver Corp.	Interactive Media & Services	10,189	3,244,195
NCSoft Corp.	Entertainment	1,265	684,244
[b] Netmarble Corp., 144A	Entertainment	1,288	135,436
NH Investment & Securities Co. Ltd.	Capital Markets	10,304	108,349
[a] NHN Corp.	Entertainment	1,380	52,240
Nongshim Co. Ltd.	Food Products	230	61,624
[a] OCI Co. Ltd.	Chemicals	1,357	118,720
Orion Corp.	Food Products	1,633	142,179
Ottogi Corp.	Food Products	92	35,291
Pan Ocean Co. Ltd.	Marine	13,915	63,327
[a] Paradise Co. Ltd.	Hotels, Restaurants & Leisure	3,496	43,967
[a] Pearl Abyss Corp.	Entertainment	2,346	272,935
POSCO	Metals & Mining	4,899	1,131,252
POSCO Chemical Co. Ltd.	Construction Materials	2,070	250,751
Posco International Corp.	Trading Companies & Distributors	3,657	69,064
[a] S-1 Corp.	Commercial Services & Supplies	1,403	87,219
S-Oil Corp.	Oil, Gas & Consumable Fuels	3,105	223,847
[a,b] Samsung Biologics Co. Ltd., 144A	Life Sciences Tools & Services	1,012	768,737
Samsung C&T Corp.	Industrial Conglomerates	6,325	633,165
Samsung Card Co. Ltd.	Consumer Finance	2,231	59,118
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	4,209	699,287

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	172,109	11,336,391
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	11,937	229,954
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	2,484	422,097
[a] Samsung Heavy Industries Co. Ltd.	Machinery	46,736	222,917
Samsung Life Insurance Co. Ltd.	Insurance	4,807	259,204
	Electronic Equipment, Instruments &
[a] Samsung SDI Co. Ltd.	Components	3,979	2,192,425
Samsung SDS Co. Ltd.	IT Services	2,415	317,937
Samsung Securities Co. Ltd.	Capital Markets	4,784	180,695
Seegene Inc.	Biotechnology	2,162	110,942
Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	2,461	66,144
Shinhan Financial Group Co. Ltd.	Banks	37,628	1,164,846
[a] Shinsegae Co. Ltd.	Multiline Retail	529	113,031
[a,c] SillaJen Inc.	Biotechnology	1,616	8,224
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	1,840	150,450
[a] SK Bioscience Co. Ltd.	Biotechnology	1,495	282,965
SK Chemicals Co. Ltd.	Chemicals	1,012	126,846
SK Holdings Co. Ltd.	Industrial Conglomerates	2,875	607,045
	Semiconductors & Semiconductor
[a] SK Hynix Inc.	Equipment	39,192	4,318,950
[a,b] SK IE Technology Co. Ltd., 144A	Chemicals	1,932	273,040
[a] SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	4,094	821,383
SK Networks Co. Ltd.	Trading Companies & Distributors	9,706	40,988
	Semiconductors & Semiconductor
[a] SK Square Co. Ltd.	Equipment	3,266	182,429
SK Telecom Co. Ltd.	Wireless Telecommunication Services	5,014	244,215
SKC Co. Ltd.	Chemicals	1,426	209,327
Ssangyong Cement Industrial Co. Ltd.	Construction Materials	7,544	48,929
Woori Financial Group Inc.	Banks	41,308	441,314
Yuhan Corp.	Pharmaceuticals	3,791	198,041
Preferred Stocks 4.0%
South Korea 4.0%
[d] Amorepacific Corp., 1.100%, pfd.	Personal Products	828	50,986
[d] CJ CheilJedang Corp., 2.282%, pfd.	Food Products	92	13,737
[d] Hyundai Motor Co., 0.990%, pfd.	Automobiles	2,668	226,682
[d] Hyundai Motor Co., 1.015%, pfd.	Automobiles	1,679	139,122
[d] LG Chem Ltd., 3.502%, pfd.	Chemicals	575	138,822
[d] LG Electronics Inc., pfd.	Household Durables	1,334	73,503
[d] LG Household & Health Care Ltd., 1.794%, pfd.	Personal Products	161	83,429
	Technology Hardware, Storage &
[d] Samsung Electronics Co. Ltd., 1.521%, pfd.	Peripherals	30,153	1,806,010
[d] Samsung Fire & Marine Insurance Co. Ltd., 5.538%, pfd.	Insurance	207	27,687
	Electronic Equipment, Instruments &
[d] Samsung SDI Co. Ltd., 0.303%, pfd.	Components	115	33,521
Rights 0.0%†
South Korea 0.0%†
[a] Doosan Heavy Industries & Construction Co. Ltd., rts.	Electrical Equipment	2,887	10,686
Total Investments (Cost $58,858,036) 99.1%			63,734,462

Other Assets, less Liabilities 0.9%			564,663
Net Assets 100.0%			$64,299,125

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$1,177,213, representing 1.8% of net assets.
cFair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Kospi 200 Mini	Long	5	$414,564	3/10/22	$(3,160)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Switzerland ETF	Industry	Shares	Value
Common Stocks 98.9%
Austria 0.2%
	Semiconductors & Semiconductor
[a] ams AG	Equipment	6,748	$122,903
Switzerland 98.7%
ABB Ltd.	Electrical Equipment	58,114	2,225,955
Adecco Group AG	Professional Services	4,354	222,682
Alcon Inc.	Health Care Equipment & Supplies	12,642	1,120,249
Baloise Holding AG	Insurance	1,232	201,604
Banque Cantonale Vaudoise	Banks	770	59,832
Barry Callebaut AG	Food Products	98	238,345
BKW AG	Electric Utilities	490	63,781
Chocoladefabriken Lindt & Spruengli AG	Food Products	57	790,111
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	14,196	2,133,724
[a] Clariant AG	Chemicals	6,230	129,913
Credit Suisse Group AG	Capital Markets	66,038	643,022
DKSH Holding AG	Professional Services	994	82,147
EMS-Chemie Holding AG	Chemicals	195	218,510
[a] Flughafen Zurich AG	Transportation Infrastructure	532	95,814
Geberit AG	Building Products	962	786,789
Georg Fischer AG	Machinery	113	171,766
Givaudan AG	Chemicals	287	1,509,416
Helvetia Holding AG	Insurance	952	112,215
Julius Baer Group Ltd.	Capital Markets	5,880	394,818
Kuehne + Nagel International AG	Marine	1,372	443,304
[a] LafargeHolcim Ltd., B	Construction Materials	15,092	770,377
	Technology Hardware, Storage &
Logitech International SA	Peripherals	4,060	342,570
Lonza Group AG	Life Sciences Tools & Services	2,572	2,149,849
[a,b] Medmix AG, 144A	Health Care Equipment & Supplies	672	33,307
Nestle SA	Food Products	69,188	9,677,132
Novartis AG	Pharmaceuticals	53,872	4,746,578
OC Oerlikon Corp. AG	Machinery	5,166	53,097
Partners Group Holding AG	Capital Markets	617	1,024,214
PSP Swiss Property AG	Real Estate Management & Development	1,190	148,497
Roche Holding AG, Bearer	Pharmaceuticals	672	301,502
Roche Holding AG, Non-Voting	Pharmaceuticals	17,570	7,310,308
Schindler Holding AG	Machinery	518	138,944
Schindler Holding AG, PC	Machinery	1,120	301,772
SGS SA	Professional Services	162	541,748
[a] SIG Combibloc Group AG	Containers & Packaging	9,282	259,364
Sika AG	Chemicals	4,830	2,015,438
Sonova Holding AG	Health Care Equipment & Supplies	1,456	571,757
Straumann Holding AG	Health Care Equipment & Supplies	277	588,870
Sulzer AG	Machinery	476	46,939
Swatch Group AG	Textiles, Apparel & Luxury Goods	798	244,353
Swatch Group AG	Textiles, Apparel & Luxury Goods	1,232	72,272
Swiss Life Holding AG	Insurance	854	523,938
Swiss Prime Site AG	Real Estate Management & Development	2,072	203,868
Swiss Re AG	Insurance	7,952	787,738
Swisscom AG	Diversified Telecommunication Services	700	395,347
Tecan Group AG	Life Sciences Tools & Services	350	213,384
Temenos AG	Software	1,666	230,477
UBS Group AG	Capital Markets	110,992	2,000,207
[b] VAT Group AG, 144A	Machinery	700	349,097
Vifor Pharma AG	Pharmaceuticals	1,428	254,286

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Zurich Insurance Group AG	Insurance	5,222	2,294,780
			50,236,007
Total Investments (Cost $43,040,933) 98.9%			50,358,910
Other Assets, less Liabilities 1.1%			546,301
Net Assets 100.0%			$50,905,211

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$382,404, representing 0.8% of net assets.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Swiss Mid Cap Future Index	Long	12	$453,054	3/18/22	$8,810
Swiss Mid Cap Future Index	Long	2	73,966	12/17/21	(1,392)
Total Futures Contracts					$7,418
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE Taiwan ETF	Industry	Shares	Value
Common Stocks 99.9%
China 1.7%
Airtac International Group	Machinery	6,343	$233,848
Silergy Corp.	Semiconductors & Semiconductor Equipment	3,100	563,035
			796,883
Taiwan 98.2%
Accton Technology Corp.	Communications Equipment	27,250	256,081
Acer Inc.	Technology Hardware, Storage & Peripherals	144,000	158,485
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	21,158	303,219
ASE Industrial Holding Co. Ltd.	Semiconductors & Semiconductor Equipment	173,000	665,938
Asia Cement Corp.	Construction Materials	118,000	188,940
ASMedia Technology Inc.	Semiconductors & Semiconductor Equipment	2,000	131,565
Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	36,000	489,247
AU Optronics Corp.	Electronic Equipment, Instruments & Components	445,000	368,327
Capital Securities Corp.	Capital Markets	101,000	61,877
Cathay Financial Holding Co. Ltd.	Insurance	418,000	944,266
Chailease Holding Co. Ltd.	Diversified Financial Services	67,224	640,240
Chang Hwa Commercial Bank Ltd.	Banks	331,865	203,915
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	78,000	101,775
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	24,300	72,284
[a] China Airlines Ltd.	Airlines	130,000	129,450
China Development Financial Holding Corp.	Insurance	702,000	444,031
China Motor Corp.	Automobiles	13,000	29,790
China Steel Corp.	Metals & Mining	623,000	796,004
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	192,000	808,472
Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	208,000	181,935
CTBC Financial Holding Co. Ltd.	Banks	917,000	860,091
Delta Electronics Inc.	Electronic Equipment, Instruments & Components	109,000	1,083,421
E.Sun Financial Holding Co. Ltd.	Banks	640,792	649,663
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	10,000	228,070
[a] ENNOSTAR Inc.	Semiconductors & Semiconductor Equipment	32,000	88,712
Eternal Materials Co. Ltd.	Chemicals	51,000	74,656
[a] EVA Airways Corp.	Airlines	120,000	121,227
Evergreen Marine Corp. Taiwan Ltd.	Marine	133,035	685,202
Far Eastern International Bank	Banks	108,770	42,263
Far Eastern New Century Corp.	Industrial Conglomerates	198,000	209,687
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	81,000	189,128
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	22,500	188,266
First Financial Holding Co. Ltd.	Banks	516,069	456,995
Formosa Chemicals & Fibre Corp.	Chemicals	173,000	505,237
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	69,000	239,169
Formosa Plastics Corp.	Chemicals	246,000	924,712
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	52,000	54,787
Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	56,000	131,362
Fubon Financial Holding Co. Ltd.	Insurance	422,357	1,164,775
Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	4,160	79,540
Giant Manufacturing Co. Ltd.	Leisure Products	15,000	187,046
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	10,720	344,069
Hiwin Technologies Corp.	Machinery	8,487	94,021
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	585,000	2,199,010
Hotai Motor Co. Ltd.	Specialty Retail	16,250	360,628
[a] HTC Corp.	Technology Hardware, Storage & Peripherals	36,000	110,341
Hua Nan Financial Holdings Co. Ltd.	Banks	495,883	379,973
Innolux Corp.	Electronic Equipment, Instruments & Components	364,000	257,867
Inventec Corp.	Technology Hardware, Storage & Peripherals	153,000	137,975
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	108,000	249,048
MediaTek Inc.	Semiconductors & Semiconductor Equipment	74,750	3,215,112
Mega Financial Holding Co. Ltd.	Banks	550,000	706,708
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	35,000	203,040
momo.com Inc.	Internet & Direct Marketing Retail	2,925	171,798

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Nan Ya Plastics Corp.	Chemicals	285,000	879,712
Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	10,600	219,149
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	34,000	95,977
Nien Made Enterprise Co. Ltd.	Household Durables	7,250	108,094
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	28,850	562,047
[a] OBI Pharma Inc.	Biotechnology	7,194	29,642
[a] Oneness Biotech Co. Ltd.	Pharmaceuticals	15,000	155,872
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	3,500	267,557
Pegatron Corp.	Technology Hardware, Storage & Peripherals	103,000	257,249
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	134,000	160,556
Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	36,000	127,126
President Chain Store Corp.	Food & Staples Retailing	28,500	281,735
Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	134,000	458,662
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	24,000	503,126
Shin Kong Financial Holding Co. Ltd.	Insurance	637,565	254,639
Sino-American Silicon Products Inc.	Semiconductors & Semiconductor Equipment	27,000	230,310
SinoPac Financial Holdings Co. Ltd.	Banks	530,000	309,376
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	68,000	162,706
Taishin Financial Holding Co. Ltd.	Banks	546,985	374,647
Taiwan Business Bank	Banks	258,653	92,553
Taiwan Cement Corp.	Construction Materials	263,352	456,894
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	495,249	455,564
Taiwan Fertilizer Co. Ltd.	Chemicals	37,000	93,613
Taiwan Glass Industry Corp.	Building Products	80,000	77,348
Taiwan High Speed Rail Corp.	Transportation Infrastructure	106,000	113,406
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	83,000	299,996
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	14,000	52,626
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	416,000	9,247,117
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	95,000	108,676
The Shanghai Commercial & Savings Bank Ltd.	Banks	165,000	281,789
Transcend Information Inc.	Technology Hardware, Storage & Peripherals	14,000	36,990
U-Ming Marine Transport Corp.	Marine	21,000	45,845
Uni-President Enterprises Corp.	Food Products	242,000	600,036
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	65,000	542,704
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	589,000	1,383,778
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	46,000	262,696
Voltronic Power Technology Corp.	Electrical Equipment	2,500	139,607
Walsin Lihwa Corp.	Electrical Equipment	160,000	153,251
[a] Walsin Technology Corp.	Electronic Equipment, Instruments & Components	11,000	66,397
Wan Hai Lines Ltd.	Marine	40,700	292,007
Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	20,500	277,488
Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	149,000	183,106
Wistron Corp.	Technology Hardware, Storage & Peripherals	142,000	149,611
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	4,250	171,278
Yageo Corp.	Electronic Equipment, Instruments & Components	13,900	240,903
[a] Yang Ming Marine Transport Corp.	Marine	83,000	362,996
Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	587,560	537,292
Yulon Motor Co. Ltd.	Automobiles	28,165	42,654
Yulon Nissan Motor Co. Ltd.	Automobiles	1,000	9,000
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	32,000	116,240
			45,901,083
Total Investments (Cost $30,128,079) 99.9%			46,697,966

Other Assets, less Liabilities 0.1%			31,629
Net Assets 100.0%			$46,729,595

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin FTSE United Kingdom ETF	Industry	Shares	Value
Common Stocks 99.6%
Australia 2.6%
Rio Tinto PLC	Metals & Mining	239,021	$15,837,460
Bermuda 0.1%
Hiscox Ltd.	Insurance	74,301	866,283
Chile 0.2%
Antofagasta PLC	Metals & Mining	75,203	1,363,379
Cyprus 0.2%
Polymetal International PLC	Metals & Mining	78,556	1,395,438
Czech Republic 0.2%
[a] Avast PLC, 144A	Software	122,661	1,008,791
Germany 0.1%
[b,c] TUI AG	Hotels, Restaurants & Leisure	239,021	749,139
Ireland 4.8%
CRH PLC	Construction Materials	170,045	8,982,381
DCC PLC	Industrial Conglomerates	21,555	1,766,308
Experian PLC	Professional Services	200,701	9,873,210
[b] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	36,404	5,798,551
Smurfit Kappa Group PLC	Containers & Packaging	57,001	3,132,207
			29,552,657
Isle Of Man 0.5%
[b] GVC Holdings PLC	Hotels, Restaurants & Leisure	127,893	2,915,372
Mexico 0.1%
Fresnillo PLC	Metals & Mining	40,236	486,555
Netherlands 6.1%
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	901,957	19,812,813
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	797,056	17,514,986
			37,327,799
Russia 0.2%
Evraz PLC	Metals & Mining	126,935	1,034,314
Switzerland 2.7%
[b] Coca-Cola HBC AG	Beverages	43,110	1,491,873
Glencore PLC	Metals & Mining	2,912,799	14,792,681
			16,284,554
United Kingdom 81.8%
3i Group PLC	Capital Markets	208,844	4,098,769
Abrdn PLC	Capital Markets	477,084	1,556,663
Admiral Group PLC	Insurance	48,379	2,068,686
Anglo American PLC	Metals & Mining	267,761	10,938,095
Ashmore Group PLC	Capital Markets	100,719	396,979
Ashtead Group PLC	Trading Companies & Distributors	98,195	7,902,874
Associated British Foods PLC	Food Products	76,640	2,084,406
AstraZeneca PLC	Pharmaceuticals	340,090	39,973,900
[a] Auto Trader Group PLC, 144A	Interactive Media & Services	203,575	2,040,418
AVEVA Group PLC	Software	25,866	1,192,564
Aviva PLC	Insurance	837,292	4,654,224
B&M European Value Retail SA	Multiline Retail	196,390	1,686,443
BAE Systems PLC	Aerospace & Defense	697,903	5,197,121
Barclays PLC	Banks	3,683,989	9,330,887
Barratt Developments PLC	Household Durables	224,651	2,276,004
Bellway PLC	Household Durables	26,824	1,212,028
Berkeley Group Holdings PLC	Household Durables	22,998	1,487,395
BHP Group PLC	Metals & Mining	456,008	13,584,994
BP PLC	Oil, Gas & Consumable Fuels	4,277,949	19,150,057
British American Tobacco PLC	Tobacco	501,992	18,585,699
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	204,054	1,467,583

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

BT Group PLC	Diversified Telecommunication Services	1,650,634	3,790,632
Bunzl PLC	Trading Companies & Distributors	73,766	2,882,472
Burberry Group PLC	Textiles, Apparel & Luxury Goods	88,615	2,181,447
[b] Centrica PLC	Multi-Utilities	1,295,695	1,254,792
[b] Compass Group PLC	Hotels, Restaurants & Leisure	390,864	8,740,490
[a] ConvaTec Group PLC, 144A	Health Care Equipment & Supplies	351,586	919,791
Croda International PLC	Chemicals	29,698	4,070,715
Dechra Pharmaceuticals PLC	Pharmaceuticals	22,992	1,658,286
[a,b] Deliveroo PLC, 144A	Internet & Direct Marketing Retail	136,994	389,102
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	21,555	997,015
Diageo PLC	Beverages	504,866	27,598,806
Direct Line Insurance Group PLC	Insurance	290,274	1,096,921
[b] Dr. Martens PLC	Textiles, Apparel & Luxury Goods	109,212	633,107
DS Smith PLC	Containers & Packaging	281,173	1,461,644
[b] easyJet PLC	Airlines	82,157	618,703
Electrocomponents PLC	Trading Companies & Distributors	103,464	1,690,050
Ferguson PLC	Trading Companies & Distributors	48,858	8,672,329
GlaxoSmithKline PLC	Pharmaceuticals	1,087,330	23,660,948
	Electronic Equipment, Instruments &
Halma PLC	Components	82,867	3,591,655
Hargreaves Lansdown PLC	Capital Markets	82,388	1,512,050
Hikma Pharmaceuticals PLC	Pharmaceuticals	37,389	1,123,736
HomeServe PLC	Commercial Services & Supplies	60,945	721,873
Howden Joinery Group PLC	Trading Companies & Distributors	125,498	1,531,867
HSBC Holdings PLC	Banks	4,492,062	27,297,095
IMI PLC	Machinery	56,043	1,317,753
Imperial Brands PLC	Tobacco	206,449	4,520,136
[b] Informa PLC	Media	328,115	2,295,850
[b] InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	40,236	2,605,533
Intermediate Capital Group PLC	Capital Markets	61,312	1,821,986
[b] International Consolidated Airlines Group SA	Airlines	245,727	474,209
Intertek Group PLC	Professional Services	35,446	2,702,954
[b] ITV PLC	Media	821,485	1,230,046
J Sainsbury PLC	Food & Staples Retailing	372,662	1,392,106
JD Sports Fashion PLC	Specialty Retail	546,539	1,612,286
Johnson Matthey PLC	Chemicals	41,194	1,141,570
Kingfisher PLC	Specialty Retail	461,756	2,115,814
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	156,154	1,642,108
Legal & General Group PLC	Insurance	1,307,670	5,269,242
Lloyds Banking Group PLC	Banks	15,586,181	10,090,917
London Stock Exchange Group PLC	Capital Markets	79,993	7,508,414
M&G PLC	Diversified Financial Services	565,220	1,527,297
[b] Meggitt PLC	Aerospace & Defense	172,440	1,723,683
Melrose Industries PLC	Industrial Conglomerates	949,378	2,056,130
Mondi PLC	Paper & Forest Products	106,817	2,641,826
National Grid PLC	Multi-Utilities	794,661	11,406,931
Natwest Group PLC	Banks	1,127,566	3,446,962
Next PLC	Multiline Retail	27,782	3,066,791
[b] NMC Health PLC	Health Care Providers & Services	3,705	—
[b] Ocado Group PLC	Food & Staples Retailing	107,296	2,438,588
Pearson PLC	Media	164,297	1,364,567
Pennon Group PLC	Water Utilities	60,354	953,981
Persimmon PLC	Household Durables	69,455	2,686,734
Phoenix Group Holdings PLC	Insurance	138,431	1,224,736
Prudential PLC	Insurance	604,019	10,426,858
[a] Quilter PLC, 144A	Capital Markets	361,166	726,434
Reckitt Benckiser Group PLC	Household Products	139,389	11,973,407
RELX PLC	Professional Services	409,066	13,308,509
	Electronic Equipment, Instruments &
Renishaw PLC	Components	7,664	496,188
Rentokil Initial PLC	Commercial Services & Supplies	408,108	3,228,130
Rightmove PLC	Interactive Media & Services	185,373	1,996,074

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[b] Rolls-Royce Holdings PLC	Aerospace & Defense	1,836,007	3,055,755
Royal Mail PLC	Air Freight & Logistics	201,659	1,382,074
Schroders PLC	Capital Markets	24,429	1,177,928
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	262,492	5,107,222
Severn Trent PLC	Water Utilities	55,085	2,198,753
Smith & Nephew PLC	Health Care Equipment & Supplies	192,558	3,373,580
Smiths Group PLC	Industrial Conglomerates	88,136	1,885,541
Spirax-Sarco Engineering PLC	Machinery	16,286	3,540,401
SSE PLC	Electric Utilities	234,710	5,242,220
St. James's Place Capital PLC	Capital Markets	116,397	2,654,104
Standard Chartered PLC	Banks	553,724	3,362,962
Tate & Lyle PLC	Food Products	104,422	935,447
Taylor Wimpey PLC	Household Durables	803,283	1,909,452
Tesco PLC	Food & Staples Retailing	1,674,584	6,575,339
The Sage Group PLC	Software	226,088	2,610,874
[b] THG PLC	Internet & Direct Marketing Retail	207,886	645,361
Travis Perkins PLC	Trading Companies & Distributors	49,845	1,049,483
Unilever PLC	Personal Products	561,388	30,000,479
United Utilities Group PLC	Water Utilities	149,448	2,204,352
Vodafone Group PLC	Wireless Telecommunication Services	6,023,904	9,159,380
Weir Group PLC	Machinery	57,001	1,321,364
[b] Whitbread PLC	Hotels, Restaurants & Leisure	44,547	1,807,084
[b] Wise PLC, A	IT Services	99,632	1,021,006
WPP PLC	Media	250,996	3,805,870
			499,442,096
Total Common Stocks (Cost $591,438,591)			608,263,837
Short Term Investments 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
United States 0.1%
[d,e] Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	590,700	590,700
Total Short Term Investments (Cost $590,700) 0.1%			590,700
Total Investments (Cost $592,029,291) 99.7%			608,854,537

Other Assets, less Liabilities 0.3%			1,937,654
Net Assets 100.0%			$610,792,191

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$5,084,536, representing 0.8% of net assets.
bNon-income producing.
cA portion or all of the security is on loan at December 31, 2021.
dSee Note 5 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
FTSE 100 Index	Long	19	$1,884,799	3/18/22	$35,103
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin Liberty High Yield Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 98.0%
Airlines 2.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd.,
[a] senior secured note, 144A, 5.75%, 4/20/29	United States	700,000	$749,529
[a] senior secured note, 144A, 5.50%, 4/20/26	United States	5,400,000	5,623,722
United Airlines Inc.,
[a] senior secured note, 144A, 4.375%, 4/15/26	United States	1,300,000	1,357,265
[a] senior secured note, 144A, 4.625%, 4/15/29	United States	800,000	826,664
			8,557,180
Automobiles & Components 4.0%
[a] Allison Transmission Inc., senior bond, 144A, 3.75%, 1/30/31	United States	2,500,000	2,441,938
Dana Inc., senior note, 5.625%, 6/15/28	United States	1,900,000	2,021,372
[a] Dornoch Debt Merger Sub Inc., senior note, 144A, 6.625%, 10/15/29	United States	2,800,000	2,768,500
[a] Jaguar Land Rover Automotive PLC, 144A, 5.50%, 7/15/29	United Kingdom	3,500,000	3,508,680
[a] Real Hero Merger Sub 2 Inc., senior note, 144A, 6.25%, 2/01/29	United States	2,500,000	2,499,612
The Goodyear Tire & Rubber Co.,
[a] 144A, 5.00%, 7/15/29	United States	2,500,000	2,690,250
senior bond, 4.875%, 3/15/27	United States	700,000	741,923
			16,672,275
Capital Goods 5.1%
[a] ATS Automation Tooling Systems Inc., senior note, 144A, 4.125%,
12/15/28	Canada	3,000,000	3,026,970
[a] Cornerstone Building Brands Inc., senior note, 144A, 6.125%, 1/15/29	United States	1,100,000	1,177,264
Standard Industries Inc.,
[a] senior unsecured note, 144A, 4.75%, 1/15/28	United States	1,200,000	1,241,178
[a] senior unsecured note, 144A, 4.375%, 7/15/30	United States	1,200,000	1,226,736
[a] senior unsecured note, 144A, 3.375%, 1/15/31	United States	600,000	579,000
[a] Stericycle Inc., Senior note, 144A, 3.875%, 1/15/29	United States	1,900,000	1,874,302
[a] The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	3,000,000	3,161,040
[a] TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	3,800,000	3,954,432
[a] Vertical Holdco GmbH, 144A, 7.625%, 7/15/28	Germany	1,300,000	1,394,465
[a] Vertical U.S. Newco Inc., senior note, 144A, 5.25%, 7/15/27	Germany	1,400,000	1,473,542
[a] Vertiv Group Corp., senior secured note, 144A, 4.125%, 11/15/28	United States	1,800,000	1,821,087
			20,930,016
Commercial & Professional Services 6.2%
[a] Ahern Rentals Inc., secured note, senior lien, 144A, 7.375%, 5/15/23	United States	2,400,000	2,295,000
[a] APX Group Inc., 144A, 5.75%, 7/15/29	United States	2,000,000	1,972,820
[a] Gartner Inc., 144A, 3.625%, 6/15/29	United States	1,000,000	1,012,675
Grand Canyon University, unsecured note, 5.125%, 10/01/28	United States	2,600,000	2,676,193
[a] H&E Equipment Services Inc., senior note, 144A, 3.875%, 12/15/28	United States	2,100,000	2,087,978
[a] Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	2,400,000	2,498,892
[a] MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	2,900,000	2,762,293
[a] NESCO Holdings II Inc., second lien, 144A, 5.50%, 4/15/29	United States	1,700,000	1,758,268
[a] Nielsen Finance LLC/Nielsen Finance Co., 144A, 4.50%, 7/15/29	United States	2,000,000	1,970,510
[a] Prime Security Services Borrower LLC/Prime Finance Inc., senior secured
note, first lien, 144A, 3.375%, 8/31/27	United States	2,500,000	2,416,687
[a] PROG Holdings Inc., 144A, 6.00%, 11/15/29	United States	3,100,000	3,194,178
[a] Ritchie Bros Holdings Inc., 144A, 4.75%, 12/15/31	United States	800,000	836,552
			25,482,046
Consumer Durables & Apparel 2.8%
[a] Ashton Woods USA LLC/Ashton Woods Finance Co., senior note, 144A,
4.625%, 4/01/30	United States	3,100,000	3,050,446
[a] Forestar Group Inc., 144A, 3.85%, 5/15/26	United States	2,300,000	2,308,211
[a] Kontoor Brands Inc., 144A, 4.125%, 11/15/29	United States	1,700,000	1,702,839
[a] M/I Homes Inc. 144A, 3.95%, 2/15/30	United States	1,600,000	1,578,424

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] Williams Scotsman International Inc., senior secured note, 144A, 4.625%,
8/15/28	United States	2,700,000	2,791,652
			11,431,572
Consumer Services 5.7%
[a,b] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	800,000	240
Carnival Corp.,
[a] senior note, 144A, 7.625%, 3/01/26	United States	3,300,000	3,463,531
[a] senior note, 144A, 5.75%, 3/01/27	United States	3,200,000	3,204,800
[a] Golden Nugget Inc., senior unsecured note, 144A, 6.75%, 10/15/24	United States	2,600,000	2,603,380
[a] NCL Corp. Ltd., senior note, 144A, 5.875%, 3/15/26	United States	3,200,000	3,190,000
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
[a] 144A, 5.625%, 9/01/29	United States	2,500,000	2,483,987
[a] 144A, 5.875%, 9/01/31	United States	1,200,000	1,206,000
[a] Royal Caribbean Cruises Ltd., senior note, 144A, 5.50%, 8/31/26	United States	2,500,000	2,544,800
[a] Studio City Finance Ltd., senior note, 144A, 5.00%, 1/15/29	United States	2,500,000	2,241,413
[a] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	2,300,000	2,372,105

			23,310,256
Diversified Financials 5.2%
[a] American Finance Trust Inc./American Finance Operating Partner LP,
144A, 4.50%, 9/30/28	United States	2,300,000	2,320,412
[a] Apollo Commercial Real Estate Finance Inc., senior secured note, 144A,
4.625%, 6/15/29	United States	3,400,000	3,294,464
[a] Global Net Lease Inc./Global Net Lease Operating Partnership LP, senior
note, 144A, 3.75%, 12/15/27	United States	3,500,000	3,420,990
[a] Jane Street Group/JSG Finance Inc., senior secured note, 144A, 4.50%,
11/15/29	United States	600,000	606,984
[a] Jefferson Capital Holdings LLC, 144A, 6.00%, 8/15/26	United States	2,800,000	2,837,884
[a] Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
144A, 4.75%, 6/15/29	United States	2,000,000	2,053,410
[a] MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer
Inc., senior note, 144A, 3.875%, 2/15/29	United States	1,500,000	1,577,153
[a] PRA Group Inc., 144A, 5.00%, 10/01/29	United States	1,700,000	1,706,817
Springleaf Finance Corp., senior note, 6.625%, 1/15/28	United States	500,000	560,713
[a] The Howard Hughes Corp., senior note, 144A, 5.375%, 8/01/28	United States	1,100,000	1,173,106
[a] XHR LP, senior secured note, 144A, 4.875%, 6/01/29	United States	1,800,000	1,834,578
			21,386,511
Energy 16.3%
Antero Resources Corp.,
[a] Senior note, 144A, 8.375%, 7/15/26	United States	2,010,000	2,291,078
[a] senior note, 144A, 7.625%, 2/01/29	United States	1,101,000	1,223,855
[a] Atlantica Sustainable Infrastructure PLC, 144A, 4.125%, 6/15/28	United Kingdom	500,000	504,468
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior
note, 7.75%, 4/15/23	United States	2,800,000	2,792,412
Cheniere Energy Inc., senior secured, 4.625%, 10/15/28	United States	3,200,000	3,409,104
Cheniere Energy Partners LP,
senior note, 4.50%, 10/01/29	United States	2,000,000	2,123,460
senior note, 4.00%, 3/01/31	United States	1,300,000	1,365,501
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 5.75%, 4/01/25	United States	700,000	716,450
[a] senior note, 144A, 5.625%, 5/01/27	United States	3,100,000	3,161,225
[a] CrownRock LP/CrownRock Finance Inc., senior unsecured note, 144A,
5.00%, 5/01/29	United States	900,000	935,118
[a] CSI Compressco LP/CSI Compressco Finance Inc., senior secured note,
first lien, 144A, 7.50%, 4/01/25	United States	1,600,000	1,618,360
[a] DT Midstream Inc., 144A, 4.125%, 6/15/29	United States	2,800,000	2,871,162
EnLink Midstream LLC, senior bond, 5.375%, 6/01/29	United States	1,300,000	1,331,434
EnLink Midstream Partners LP, senior note, 4.15%, 6/01/25	United States	3,500,000	3,631,267
[a] Harbour Energy PLC, 144A, 5.50%, 10/15/26	United Kingdom	2,600,000	2,583,178
Hilcorp Energy I LP/Hilcorp Finance Co.,
[a] senior bond, 144A, 6.00%, 2/01/31	United States	2,600,000	2,694,250
[a] senior note, 144A, 5.75%, 2/01/29	United States	1,400,000	1,444,975

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] Martin Midstream Partners LP, senior note, second lien, 144A, 11.50%,
2/28/25	United States	586,248	617,486
[a] Nabors Industries Inc., 144A, 7.375%, 5/15/27	United States	2,400,000	2,486,856
[a] Nabors Industries Ltd., senior note, 144A, 7.25%, 1/15/26	United States	2,300,000	2,129,892
[a] Oasis Midstream Partners LP/OMP Finance Corp., senior note, 144A,
8.00%, 4/01/29	United States	3,000,000	3,274,260
Occidental Petroleum Corp.,
senior bond, 8.875%, 7/15/30	United States	1,900,000	2,565,722
senior bond, 6.625%, 9/01/30	United States	700,000	867,426
senior bond, 6.45%, 9/15/36	United States	1,800,000	2,298,600
senior note, 6.125%, 1/01/31	United States	700,000	851,676
senior note, 5.55%, 3/15/26	United States	2,200,000	2,451,636
[a] Renewable Energy Group Inc., senior secured note, 144A, 5.875%, 6/01/28	United States	2,400,000	2,469,372
[a] SunCoke Energy Inc., senior secured note, 144A, 4.875%, 6/30/29	United States	2,100,000	2,092,660
Sunoco LP / Sunoco Finance Corp. 4.50%, 5/15/29	United States	1,900,000	1,932,718
Sunoco LP/Sunoco Finance Corp., senior note, 6.00%, 4/15/27	United States	1,100,000	1,148,290
Venture Global Calcasieu Pass LLC,
[a] senior note, 144A, 3.875%, 8/15/29	United States	700,000	727,416
[a] senior note, 144A, 4.125%, 8/15/31	United States	1,800,000	1,911,114
[a] Viper Energy Partners LP, senior note, 144A, 5.375%, 11/01/27	United States	200,000	206,824
Weatherford International Ltd.,
[a] 144A, 8.625%, 4/30/30	United States	1,700,000	1,767,669
[a] senior secured, 144A, 6.50%, 9/15/28	United States	2,500,000	2,648,750
			67,145,664
Food, Beverage & Tobacco 2.1%
[a] Chobani LLC/Chobani Finance Corp. Inc., first lien, 144A, Senior Secured,
4.625%, 11/15/28	United States	2,800,000	2,880,920
Post Holdings Inc.,
[a] 144A, 5.50%, 12/15/29	United States	700,000	736,603
[a] senior bond, 144A, 4.50%, 9/15/31	United States	300,000	298,236
[a] senior bond, 144A, 4.625%, 4/15/30	United States	2,000,000	2,040,620
[a] Primo Water Holdings Inc., 144A, 4.375%, 4/30/29	United States	2,800,000	2,776,592
			8,732,971
Health Care Equipment & Services 3.5%
Centene Corp.,
senior bond, 2.50%, 3/01/31	United States	1,000,000	975,180
senior note, 4.25%, 12/15/27	United States	2,400,000	2,506,152
CHS/Community Health Systems Inc.,
[a] secured note, 144A, 6.125%, 4/01/30	United States	400,000	396,334
[a] secured note, second lien, 144A, 6.875%, 4/15/29	United States	2,800,000	2,856,784
[a] senior secured note, 144A, 6.00%, 1/15/29	United States	1,300,000	1,388,179
[a] DaVita Inc., senior note, 144A, 4.625%, 6/01/30	United States	3,000,000	3,076,680
[a] ModivCare Escrow Issuer Inc., senior note, 144A, 5.00%, 10/01/29	United States	200,000	204,556
Mozart Debt Merger Sub Inc.,
[a] senior bond, 144A, 5.25%, 10/01/29	United States	2,300,000	2,336,156
[a] senior note, 144A, 3.875%, 4/01/29	United States	900,000	898,623

			14,638,644
Household & Personal Products 2.1%
[a] Great Lakes Dredge & Dock Corp., 144A, 5.25%, 6/01/29	United States	1,900,000	1,959,860
[a] Spectrum Brands Inc., senior bond, 144A, 5.50%, 7/15/30	United States	1,800,000	1,933,128
[a] VM Consolidated Inc., senior note, 144A, 5.50%, 4/15/29	United States	2,000,000	2,012,840
[a] Weekley Homes LLC/Weekley Finance Corp., senior note, 144A, 4.875%,
9/15/28	United States	2,500,000	2,578,775
			8,484,603
Materials 13.5%
[a] Arcosa Inc., 144A, 4.375%, 4/15/29	United States	1,600,000	1,624,368
[a] Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging
Finance PLC, senior note, 144A, 4.00%, 9/01/29	United States	1,600,000	1,587,736
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
[a] senior note, 144A, 5.25%, 8/15/27	United States	1,200,000	1,208,850
[a] senior secured note, first lien, 144A, 5.25%, 4/30/25	United States	1,000,000	1,033,535
[a] Braskem Idesa SAPI, senior secured note, 144A, 6.99%, 2/20/32	Mexico	1,500,000	1,508,100

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Commercial Metals Co., senior bond, 3.875%, 2/15/31	United States	1,400,000	1,391,565
[a] Consolidated Energy Finance SA, 144A, 5.625%, 10/15/28	Luxembourg	1,400,000	1,370,467
[a] Constellium SE, 144A, 3.75%, 4/15/29	France	2,500,000	2,463,425
[a] CVR Partners LP/CVR Nitrogen Finance Corp., senior secured note, 144A,
6.125%, 6/15/28	United States	2,700,000	2,852,482
[a] Diamond BC B.V., senior bond, 144A, 4.625%, 10/01/29	Netherlands	1,200,000	1,192,182
[a] Element Solutions Inc., senior note, 144A, 3.875%, 9/01/28	United States	2,500,000	2,516,087
[a] Gates Global LLC/Gates Corp., senior note, 144A, 6.25%, 1/15/26	United States	2,100,000	2,170,550
[a] Glatfelter Corp., 144A, 4.75%, 11/15/29	United States	900,000	929,457
[a] Illuminate Buyer LLC/Illuminate Holdings IV Inc., senior note, 144A, 9.00%,
7/01/28	United States	1,000,000	1,067,835
[a] Ingevity Corp., senior note, 144A, 3.875%, 11/01/28	United States	2,300,000	2,243,110
[a] Kobe US Midco 2 Inc., senior unsecured note, PIK, 144A, 9.25%, 11/01/26	United States	500,000	512,500
[a] LSF11 A5 HoldCo. LLC, Senior Unsecured, 144A, 6.625%, 10/15/29	United States	2,400,000	2,367,372
Mauser Packaging Solutions Holding Co.,
[a] senior note, 144A, 7.25%, 4/15/25	United States	3,300,000	3,312,045
[a] senior note, 144A, 8.50%, 4/15/24	United States	1,600,000	1,662,696
Methanex Corp.,
senior bond, 5.25%, 12/15/29	Canada	1,400,000	1,478,414
senior note, 5.125%, 10/15/27	Canada	1,900,000	1,996,900
[a] Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	1,850,000	1,972,849
[a] Novelis Corp., senior bond, 144A, 4.75%, 1/30/30	United States	1,600,000	1,684,768
[a] OI European Group B.V., 144A, 4.75%, 2/15/30	Netherlands	2,000,000	2,030,020
[a] Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	1,100,000	1,153,367
[a] Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.,
senior note, 144A, 4.375%, 10/15/28	United States	800,000	795,212
[a] Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A,
7.25%, 4/01/25	United States	2,100,000	2,149,098
[a] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA, senior secured note, 4.00% 144A, 4.00%,
10/15/27	United States	2,800,000	2,726,696
[a] Roller Bearing Co. of America Inc., Sr. Secured, 144A, 4.375%, 10/15/29	United States	2,500,000	2,553,125
[a] SCIH Salt Holdings Inc., senior unsecured note, 144A, 6.625%, 5/01/29	United States	1,000,000	936,405
[a] Trivium Packaging Finance BV, senior secured note, 144A, 5.50%, 8/15/26	Netherlands	1,700,000	1,769,853
Unifrax Escrow Issuer Corp.,
[a] senior bond, 144A, 5.25%, 9/30/28	United States	700,000	708,890
[a] senior note, 144A, 7.50%, 9/30/29	United States	700,000	707,994
			55,677,953
Media & Entertainment 12.0%
[a] Banijay Entertainment SASU, senior note, 144A, 5.375%, 3/01/25	France	1,900,000	1,940,138
CCO Holdings LLC/CCO Holdings Capital Corp.,
[a] senior bond, 144A, 4.25%, 2/01/31	United States	1,200,000	1,212,990
[a] senior bond, 144A, 5.375%, 6/01/29	United States	800,000	864,680
[a] senior bond, 144A, 4.50%, 8/15/30	United States	3,700,000	3,793,369
[a] Clear Channel International BV, senior secured note, first lien, 144A,
6.625%, 8/01/25	United States	1,900,000	1,977,910
[a] Clear Channel Outdoor Holdings Inc., 144A, 7.50%, 6/01/29	United States	1,500,000	1,603,830
[a] Clear Channel Worldwide Holdings Inc., senior secured note, first lien,
144A, 5.125%, 8/15/27	United States	1,200,000	1,243,200
[a] Cogent Communications Group Inc., senior secured note, 144A, 3.50%,
5/01/26	United States	1,000,000	1,016,735
[a] CSC Holdings LLC, senior note, 144A, 7.50%, 4/01/28	United States	4,300,000	4,618,565
Diamond Sports Group LLC/Diamond Sports Finance Co.,
[a] first lien, 144A, 5.375%, 5.375%, 8/15/26	United States	1,000,000	501,150
[a] senior note, 144A, 6.625%, 8/15/27	United States	1,200,000	339,000
[a] DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., Sr. Secured, 144A,
5.875%, 8/15/27	United States	2,300,000	2,357,960
[a] DISH DBS Corp., senior secured note, 144A, 5.75%, 12/01/28	United States	2,000,000	2,023,750
[a] Everi Holding Inc. Co., 144A, 5.00%, 7/15/29	United States	2,100,000	2,124,454
[a] Live Nation Entertainment Inc., senior secured note, 144A, 3.75%, 1/15/28	United States	900,000	895,500
[a] Match Group Holdings II LLC, senior bond, 144A, 3.625%, 10/01/31	United States	1,200,000	1,167,270
[a] Motion Bondco DAC, 144A, 6.625%, 11/15/27	United Kingdom	600,000	606,849
Netflix Inc.,

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

senior bond, 5.75%, 3/01/24	United States	1,200,000	1,306,344
[a] senior bond, 144A, 4.875%, 6/15/30	United States	2,000,000	2,335,950
senior unsecured note, 5.875%, 11/15/28	United States	1,400,000	1,685,852
[a] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 7/15/27	United States	800,000	844,324
[a] Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., senior note, 144A,
6.00%, 2/15/28	United States	3,000,000	2,944,800
[a] Outfront Media Capital LLC/Outfront Media Capital Corp., senior note,
144A, 4.25%, 1/15/29	United States	1,200,000	1,204,002
[a] Penn National Gaming Inc., senior unsecured note, 144A, 4.125%, 7/01/29	United States	2,200,000	2,137,333

Sinclair Television Group Inc.,

[a] senior bond, 144A, 5.50%, 3/01/30	United States	1,000,000	971,405
[a] senior bond, 144A, 5.125%, 2/15/27	United States	1,500,000	1,456,613
[a] Sirius XM Radio Inc., 144A, 4.00%, 7/15/28	United States	1,600,000	1,611,712
Univision Communications Inc.,
[a] senior note, 144A, 6.625%, 6/01/27	United States	1,800,000	1,941,327
[a] senior secured note, 144A, 4.50%, 5/01/29	United States	1,400,000	1,416,492
[a] Virgin Media Secured Finance PLC, senior secured bond, 144A, 4.50%,
8/15/30	United Kingdom	1,300,000	1,310,309
			49,453,813
Pharmaceuticals, Biotechnology & Life Sciences 5.1%
[a] Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	4,300,000	4,547,185
[a] Bausch Health Cos. Inc., senior secured note, 144A, 4.875%, 6/01/28	Canada	2,100,000	2,145,801
[a] Emergent BioSolutions Inc., senior note, 144A, 3.875%, 8/15/28	United States	3,300,000	3,172,241
[a] Jazz Securities DAC, senior secured note, 144A, 4.375%, 1/15/29	United Kingdom	2,800,000	2,904,076
Organon & Co./Organon Foreign Debt Co-Issuer BV,
[a] senior secured note, 144A, 4.125%, 4/30/28	United States	1,800,000	1,832,364
[a] senior unsecured note, 144A, 5.125%, 4/30/31	United States	600,000	627,885
[a] Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	2,900,000	2,967,947
Teva Pharmaceutical Finance Netherlands III BV,
4.75%, 5/09/27	Israel	1,300,000	1,289,756
senior bond, 3.15%, 10/01/26	Israel	1,500,000	1,412,355
			20,899,610
Retailing 2.5%
Lithia Motors Inc.,
[a] senior note, 144A, 4.625%, 12/15/27	United States	1,900,000	2,001,146
[a] senior unsecured note, 144A, 3.875%, 6/01/29	United States	500,000	511,263
Magic Mergeco Inc.,
[a] senior secured note, 144A, 5.25%, 5/01/28	United States	2,400,000	2,405,028
[a] senior unsecured note, 144A, 7.875%, 5/01/29	United States	900,000	888,034
[a] Papa John's International Inc., 144A, 3.875%, 9/15/29	United States	1,400,000	1,395,065
[a] The Gap Inc., 144A, 3.625%, 10/01/29	United States	1,600,000	1,585,048
[a] Victoria Secret Co., 144A, 4.625%, 7/15/29	United States	1,500,000	1,536,045
			10,321,629
Software & Services 1.3%
Gartner Inc.,
[a] senior bond, 144A, 3.75%, 10/01/30	United States	1,300,000	1,330,986
[a] senior note, 144A, 4.50%, 7/01/28	United States	1,100,000	1,150,611
[a] Rocket Software Inc., senior note, 144A, 6.50%, 2/15/29	United States	3,100,000	3,028,715
			5,510,312
Technology Hardware & Equipment 0.7%
[a] CommScope Inc., senior secured note, 144A, 7.125%, 7/01/28	United States	3,000,000	2,951,745

Telecommunication Services 2.7%
[a] Altice France Holding SA, senior note, 144A, 10.50%, 5/15/27	Luxembourg	1,900,000	2,045,179
[a] Altice France SA, senior note, first lien, 144A, 8.125%, 2/01/27	France	1,800,000	1,926,045
[a] CommScope Technologies LLC, 144A, 5.00%, 3/15/27	United States	1,600,000	1,497,600
Iliad Holding SASU,
[a] senior secured note, 144A, 6.50%, 10/15/26	France	1,500,000	1,578,135
[a] senior secured note, 144A, 7.00%, 10/15/28	France	1,200,000	1,263,936
T-Mobile USA Inc.,
senior bond, 2.625%, 2/15/29	United States	700,000	690,711

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

senior bond, 2.875%, 2/15/31	United States	2,100,000	2,077,593
			11,079,199
Transportation 0.6%
[a] First Student Bidco Inc. / First Transit Parent Inc., Sr. Secured, 144A,
4.00%, 7/31/29	United States	2,600,000	2,531,139

Utilities 4.5%
Calpine Corp.,
[a] first lien, 144A, Senior Secured, 4.50%, 2/15/28	United States	1,400,000	1,454,922
[a] senior note, 144A, 5.125%, 3/15/28	United States	2,300,000	2,338,594
[a] senior secured bond, 144A, 3.75%, 3/01/31	United States	1,300,000	1,254,929
[a] Clearway Energy Operating LLC, senior bond, 144A, 3.75%, 1/15/32	United States	1,000,000	993,935
[a] InterGen NV, senior secured note, 144A, 7.00%, 6/30/23	Netherlands	1,500,000	1,491,037
[a] Leeward Renewable Energy Operations LLC, 144A, 4.25%, 7/01/29	United States	2,600,000	2,629,848
[a] Sensata Technologies B.V., senior note, 144A, 4.00%, 4/15/29	Netherlands	1,900,000	1,943,662
Talen Energy Supply LLC,
senior note, 6.50%, 6/01/25	United States	1,000,000	398,960
[a] senior note, 144A, 7.625%, 6/01/28	United States	2,200,000	1,961,333
[a] TTM Technologies Inc., senior note, 144A, 4.00%, 3/01/29	United States	1,600,000	1,592,424
[a] Vistra Operations Co. LLC, senior note, 144A, 5.50%, 9/01/26	United States	2,400,000	2,481,564
			18,541,208
Total Corporate Bonds & Notes (Cost $400,876,141)			403,738,346
Total Investments before Short Term Investments (Cost $400,876,141)			403,738,346
Short Term Investments 0.3%
U.S. Government & Agency Securities (Cost $1,280,000) 0.3%
[c] Federal Home Loan Bank Discount Notes, 1/03/22		1,280,000	1,280,000
Total Investments (Cost $402,156,141) 98.3%			405,018,346
Other Assets, less Liabilities 1.7%			6,875,376
Net Assets 100.0%			$411,893,722

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$353,042,667, representing 85.7% of net assets.
bDefaulted Securities.
cThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

PIK - Payment-In-Kind

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Principal Amount*	Value
Municipal Bonds 89.0%
Alabama 0.2%
Homewood Educational Building Authority, Samford University, Refunding, Series 2019A, 4.00%, 12/01/33	100,000		$117,035

Alaska 0.4%
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation
Obligated Group, Refunding, 4.00%, 4/01/32	100,000		116,349
Borough of Matanuska-Susitna, State of Alaska Department of Administration, Refunding, 4.00%, 9/01/30	150,000		164,557
			280,906
Arizona 1.6%
City of Phoenix Civic Improvement Corp., Wastewater Revenue, Series 2018A, 5.00%, 7/01/25	100,000		115,585
Glendale Industrial Development Authority, 4.00%, 5/15/31	160,000		177,563
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing II LLC, 5.00%,
7/01/31	100,000		121,864
La Paz County Industrial Development Authority,
5.00%, 2/15/31	100,000		124,829
5.00%, 2/15/28	100,000		113,358
Maricopa County Union High School District No 210-Phoenix, Series 2020C, 5.00%, 7/01/31	170,000		217,251
Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Refunding, 4.00%,
12/01/31	200,000		226,856
			1,097,306
Arkansas 0.3%
Arkansas Development Finance Authority,
Baptist Memorial Health Care Obligated Group, Refunding, 5.00%, 9/01/32	100,000		127,007
Baptist Health Obligated Group, 4.00%, 12/01/34	100,000		117,537
			244,544
California 11.8%
California Municipal Finance Authority,
Series 2021A, 4.00%, 9/01/30	205,000		234,071
AMT, Sereis 2018A, 3.50%, 12/31/35	100,000		109,619
Series 2020B, 4.00%, 9/01/30	50,000		56,937
Biola University, Inc., Refunding, 5.00%, 10/01/29	100,000		120,093
Caritas Corp., Refunding, Series 2021B, 3.00%, 8/15/31	200,000		201,958
Series 2021C, 4.00%, 9/01/31	295,000		327,956
California Pollution Control Financing Authority,
[a] CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000		150,000
Rialto Bioenergy Facility LLC, AMT, 6.75%, 12/01/28	110,000		100,245
California School Finance Authority,
Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	215,000		228,154
Summit Public Schools Obligated Group, 5.00%, 6/01/27	100,000		118,631
California Statewide Communities Development Authority,
Special Assessment, Series 2021A, 4.00%, 9/02/31	150,000		174,958
Special Assessment, Series 2020B, 4.00%, 9/02/30	250,000		287,281
Community Facilities District No 2015, 4.00%, 9/01/29	110,000		127,310
Community Facilities District No 2016-02, 4.00%, 9/01/30	130,000		151,517
Community Facilities District No 2018, 4.00%, 9/01/30	150,000		175,479
Community Facilities District No 2015-01, 5.00%, 9/01/27	75,000		84,136
California Baptist University, Refunding, Series 2017A, 3.00%, 11/01/22	50,000		50,961
Special Assessment, 4.00%, 9/02/28	250,000		280,802
Special Assessment, 4.00%, 9/02/31	100,000		111,028
4.00%, 9/01/31	200,000		231,757
Chino Community Facilities District, 4.00%, 9/01/30	150,000		171,864
Chula Vista Community Facilities District, 4.00%, 9/01/31	100,000		114,034
City of Calimesa, Community Facilities District No 2018-1, 4.00%, 9/01/33	150,000		171,353
City of Dublin, Community Facilities District No 2015-1, Area No 3, 4.00%, 9/01/31	100,000		113,278
City of Fontana,
Community Facilities District No 85, 4.00%, 9/01/30	150,000		172,216
Community Facilities District No 90 Rosema Phase One, 4.00%, 9/01/27	120,000		135,713
City of Ontario,

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Community Facilities District No 53, 4.00%, 9/01/28	100,000	113,722
Community Facilities District No 45, 4.00%, 9/01/31	150,000	172,017
City of Palm Desert, Community Facilities District No 2021-1, Refunding, 3.00%, 9/01/31	100,000	103,147
City of Rancho Cordova, Community Facilities District No 2014-1, 4.00%, 9/01/28	215,000	245,082
City of Roseville, Villages at Sierra Vista Community Facilities District No 1, 4.00%, 9/01/33	225,000	258,613
City of Sacramento, Greenbriar Community Facilities District No 2018-03, 4.00%, 9/01/31	200,000	229,356
Corona-Norco Unified School District, Corona-Norco Unified School District Community Facilities District No
17-1, 4.00%, 9/01/34	105,000	119,541
County of Orange, Village of Esencia, No 2017-1, Series 2018A, 5.00%, 8/15/28	100,000	122,813
CSCDA Community Improvement Authority, 2.875%, 8/01/41	250,000	241,074
Elsinore Valley Municipal Water District, Community Facilities District No 2020, Series 2021A, 4.00%, 9/01/27	100,000	107,037
Irvine Unified School District, Series 2020A, 5.00%, 9/01/32	250,000	323,593
Jurupa Community Services District, 4.00%, 9/01/28	145,000	165,288
Marina Redevelopment Agency Successor Agency, Series 2020A, 4.00%, 9/01/32	135,000	149,870
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000	114,604
Poway Unified School District, 5.00%, 9/01/32	250,000	321,709
River Islands Public Financing Authority, Series 2021A-2, 4.00%, 9/01/30	200,000	217,368
Riverside Unified School District, 4.00%, 9/01/30	245,000	279,134
Romoland School District, Series 2020A, 4.00%, 9/01/33	140,000	159,520
Sacramento Municipal Utility District, Electric System Revenue, 5.00%, 8/15/30	250,000	332,019
Sierra View Local Health Care District, Tulare County, Refunding, 5.00%, 7/01/30	100,000	128,782
Three Rivers Levee Improvement Authority, Refunding, 4.00%, 9/01/31	100,000	115,591
		8,221,231
Colorado 1.7%
Colorado Health Facilities Authority,
Boulder Community Health Obligated Group, Refunding, 5.00%, 10/01/32	150,000	192,672
Series 2019A-1, 5.00%, 8/01/33	160,000	201,621
Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000	113,758
Regional Transportation District,
Refunding, 5.00%, 1/15/32	250,000	322,806
Sales Tax Revenue, Refunding, Series 2013A, 5.00%, 11/01/27	100,000	123,898
Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000	103,166
Southlands Metropolitan District No 1, Refunding, Series 2017A-1, 3.50%, 12/01/27	100,000	106,115
		1,164,036
Connecticut 1.0%
Connecticut Housing Finance Authority, Refunding, Series 2016A-1, 2.875%, 11/15/30	150,000	156,534
Connecticut State Health & Educational Facilities Authority,
Series 2017I-1, 5.00%, 7/01/29	135,000	162,639
Series 2020A, 5.00%, 1/01/30	150,000	170,139
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, 4.00%, 4/01/31	200,000	219,802
		709,114
Delaware 0.2%
County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000	115,759

Florida 23.2%
Artisan Lakes East Community Development District, Special Assessment, Series 2021-2, 2.30%, 5/01/26	195,000	195,426
Astonia Community Development District,
Assessment Area One Project, Special Assessment, 3.375%, 5/01/30	150,000	156,952
Assessment Area 2 Project, Special Assessment, 2.50%, 5/01/26	100,000	100,355
Avalon Groves Community Development District,
Phases 3 and 4 Sub-Assessment, Special Assessment, 2.75%, 5/01/31	145,000	144,997
Assessment Area 3, Special Assessment, 2.375%, 5/01/26	150,000	150,827
Avalon Park West Community Development District, Special Assessment, Refunding, 3.25%, 5/01/30	100,000	104,036
Avenir Community Development District,
Assessment Area 2, Special Assessment, Series 2021A, 2.25%, 5/01/26	135,000	135,413
Assessment Area 2, Special Assessment, Series 2021A, 2.75%, 5/01/31	90,000	90,001
Aviary at Rutland Ranch Community Development District, Assessment Area Two, Special Assessment,
2.45%, 11/01/26	100,000	100,657
Babcock Ranch Community Independent Special District,
Special Assessment, Series 2021, 2.875%, 5/01/31	100,000	100,628
Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000	150,201
Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000	51,796

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Bannon Lakes Community Development District, Special Assessment, 3.00%, 5/01/31	200,000	203,988
Belmond Reserve Community Development District, Special Assessment, Series 2020, 3.25%, 5/01/30	100,000	104,110
Berry Bay Community Development District, Assessment Area 1, Special Assessment, 3.125%, 5/01/31	100,000	102,590
Brightwater Community Development District, Assessment Area One, Special Assessment, 2.85%, 5/01/31	100,000	100,197
Capital Projects Finance Authority, University Project, Series 2020A-1, 5.00%, 10/01/32	105,000	129,293
Capital Trust Agency, Inc.,
3.00%, 7/01/31	125,000	130,359
WFCS Holdings II LLC, Series 2021A, 3.30%, 1/01/31	150,000	150,116
Educational Growth Fund LLC, 3.375%, 7/01/31	100,000	107,113
Lutz Preparatory School, Inc., Refunding, 4.00%, 6/01/31	200,000	227,506
Liza Jackson Preparatory School, Inc., 4.00%, 8/01/30	100,000	112,172
Celebration Community Development District, Assessment Area One Project, Special Assessment, 2.25%,
5/01/26	105,000	105,047
Celebration Pointe Community Development District No 1, Special Assessment, 2.375%, 5/01/26	180,000	181,446
CFM Community Development District, Special Assessment, 2.40%, 5/01/26	100,000	100,438
Chapel Creek Community Development District, Special Assessment, 2.50%, 5/01/26	175,000	175,865
Coral Keys Homes Community Development District, Special Assessment, 3.125%, 5/01/30	165,000	172,150
Cordoba Ranch Community Development District, Special Assessment, Refunding, 3.00%, 5/01/31	100,000	102,942
Cordova Palms Community Development District, Special Assessment, 2.80%, 5/01/31	100,000	99,916
County of Osceola, Refunding, Series 2020A-2, zero cpn., 10/01/32	150,000	117,110
Crestview II Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	126,000	140,972
Crystal Cay Community Development District, Special Assessment, 2.70%, 5/01/31	100,000	100,198
Cypress Bluff Community Development District, Special Assessment, Series 2020A, 3.125%, 5/01/30	60,000	62,490
DW Bayview Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	101,551
East 547 Community Development District, Assessment Area One Project, Special Assessment, 3.00%,
5/01/31	100,000	101,212
East Bonita Beach Road Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	101,553
East Nassau Stewardship District, Special Assessment, 2.40%, 5/01/26	100,000	100,551
Edgewater East Community Development District, Special Assessment, 3.10%, 5/01/31	100,000	102,932
Enbrook Community Development District, Special Assessment, 3.00%, 5/01/30	100,000	103,354
Entrada Community Development District, Special Assessment, 2.125%, 5/01/26	100,000	100,261
Epperson North Community Development District,
Assessment Area 2, Special Assessment, 3.00%, 5/01/31	95,000	96,399
Assessment Area 3 Project, Special Assessment, Series 2021A, 2.45%, 11/01/26	125,000	125,765
Florida Development Finance Corp.,
Glenridge on Palmer Ranch Obligated Group, Refunding, 5.00%, 6/01/31	100,000	117,079
Brightline Trains Florida LLC, AMT, VRDN, 6.375%, 1/01/49	175,000	179,202
4.00%, 6/01/31	100,000	114,024
3.00%, 7/01/31	125,000	129,717
Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment, 3.25%,
5/01/30	145,000	150,954
Gracewater Sarasota Community Development District, Special Assessment, 2.95%, 5/01/31	165,000	166,419
Grand Oaks Community Development District, Special Assessment, 4.00%, 5/01/30	150,000	160,130
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment,
3.25%, 5/01/30	100,000	103,637
Hawkstone Community Development District, Assessment Area Three Project, Special Assessment, 2.60%,
5/01/26	100,000	100,660
Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000	109,708
Hills of Minneola Community Development District,
South Parcel Assessment Area, Special Assessment, 3.50%, 5/01/31	100,000	105,348
South Parcel Assessment Area, Special Assessment, 2.375%, 5/01/26	75,000	75,144
Holly Hill Road East Community Development District, Assessment Area 3 Project, Special Assessment,
4.00%, 11/01/25	85,000	88,100
Indigo Community Development District, 2021 Assessment Area, Phase A1, Special Assessment, 2.70%,
5/01/31	100,000	100,198
Kindred Community Development District II,
Special Assessment, 3.00%, 5/01/30	155,000	160,744
Special Assessment, 2.20%, 5/01/26	70,000	70,115
Kingman Gate Community Development District,
Special Assessment, 3.125%, 6/15/30	110,000	115,567
Special Assessment, 2.50%, 6/15/26	100,000	100,895
Lakes of Sarasota Community Development District,
Special Assessment, Series 2021B-1, 3.00%, 5/01/26	115,000	116,001
Special Assessment, Series 2021A-1, 3.40%, 5/01/31	135,000	138,373

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Lakewood Ranch Stewardship District,
Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000	104,409
Special Assessment, 3.125%, 5/01/30	60,000	62,499
Special Assessment, 3.20%, 5/01/30	175,000	183,064
Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2.70%,
5/01/31	100,000	99,915
Laurel Road Community Development District, Special Assessment, Series 2021A-1, 2.60%, 5/01/26	100,000	100,053
Leomas Landing Community Development District,
Assessment Area One, Special Assessment, 2.40%, 5/01/26	115,000	115,443
Assessment Area Two, Special Assessment, 2.95%, 5/01/31	100,000	100,659
Magnolia Park Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	47,000	52,575
Meadow View at Twin Creeks Community Development District, Phase 4, Special Assessment, 3.00%,
5/01/31	75,000	75,995
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding, 5.00%, 7/01/28	150,000	154,348
Mirada Community Development District, Assessment Area Four, Special Assessment, 3.25%, 5/01/32	200,000	203,871
Mirada II Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	102,187
New Port Tampa Bay Community Development District, Special Assessment, 2.875%, 5/01/26	100,000	101,180
North AR-1 Pasco Community Development District,
Special Assessment, 2.625%, 5/01/26	100,000	100,598
Assessment Area Two, Special Assessment, Series 2021A, 3.25%, 5/01/31	100,000	101,578
North Park Isle Community Development District, Assessment Area Two, Special Assessment, 2.45%,
11/01/26	100,000	100,354
Old Hickory Community Development District, Special Assessment, 3.00%, 6/15/30	100,000	103,771
Osceola Village Center Community Development District, Special Assessment, 2.375%, 5/01/26	100,000	100,114
[b] Palm Beach County Health Facilities Authority, Federation CCRC Operations Corp Obligated Group,
Refunding, 4.00%, 6/01/31	250,000	266,624
Park East Community Development District, Special Assessment, Series 2021, 2.40%, 11/01/26	100,000	100,052
Parkview at Long Lake Ranch Community Development District, Special Assessment, 3.125%, 5/01/30	100,000	103,941
Parrish Plantation Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	102,321
Pine Isle Community Development District, Special Assessment, Series 2021, 2.375%, 12/15/26	100,000	100,437
Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment, Refunding,
Series 2020A-2, 3.30%, 5/01/30	150,000	156,061
Preserve at South Branch Community Development District, Special Assessment, Series 2021, 3.00%,
5/01/31	100,000	102,128
Quail Roost Community Development District, Expansion Area Project, Special Assessment, 2.70%, 12/15/31	145,000	145,519
Reunion East Community Development District, Special Assessment, 2.85%, 5/01/31	100,000	100,197
River Hall Community Development District,
Assessment Area 3, Special Assessment, Series 2020A, 3.25%, 5/01/31	100,000	104,548
Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/25	40,000	41,516
Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/24	30,000	30,975
Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/23	35,000	35,769
Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/22	65,000	65,405
Rivers Edge II Community Development District, Special Assessment, 3.00%, 5/01/31	100,000	101,593
Rivers Edge III Community Development District, Special Assessment, 2.40%, 5/01/26	100,000	100,552
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 3.00%,
6/15/30	80,000	82,736
Sanctuary Cove Community Development District, Special Assessment, 2.125%, 5/01/26	135,000	134,971
Sandmine Road Community Development District,
Assessment Area One, Special Assessment, 3.125%, 5/01/30	100,000	103,998
Assessment Area Two, Special Assessment, 2.30%, 11/01/26	50,000	50,333
Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%, 5/01/26	140,000	140,849
Sarasota National Community Development District, Special Assessment, Refunding, 3.50%, 5/01/31	100,000	107,730
Sawyers Landing Community Development District, Special Assessment, 3.75%, 5/01/31	150,000	160,086
Shingle Creek at Bronson Community Development District, Special Assessment, 3.10%, 6/15/31	100,000	102,359
Six Mile Creek Community Development District,
Assessment Area 3, Phase 1, Special Assessment, 3.00%, 5/01/31	100,000	101,391
Assessment Area 2, Phase 3, Special Assessment, 3.10%, 5/01/31	75,000	75,640
South Creek Community Development District, Assessment Area One, Special Assessment, 2.375%, 6/15/26	150,000	150,545
Southern Groves Community Development District No 5, Special Assessment, 2.80%, 5/01/31	100,000	100,266
Southshore Bay Community Development District, Assessment Area One, Special Assessment, 3.00%,
5/01/33	135,000	135,819
St Johns County Industrial Development Authority, 4.00%, 12/15/31	205,000	229,511
Stellar North Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	110,000	110,579
Stillwater Community Development District, 2021 Project, Special Assessment, 3.00%, 6/15/31	100,000	102,095

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Stonewater Community Development District, Special Assessment, 3.00%, 11/01/32	105,000	106,641
Storey Park Community Development District, Assessment Area Four Project, Special Assessment, 2.375%,
6/15/26	150,000	150,616
Summer Woods Community Development District,
Assessment Area Two-2021 Project, Special Assessment, 2.40%, 5/01/26	125,000	125,576
Assessment Area Three Project, Special Assessment, 3.15%, 5/01/31	75,000	76,203
Summerstone Community Development District, Phase Two, Special Assessment, 2.75%, 5/01/31	100,000	100,331
Tamarindo Community Development District, Special Assessment, 3.00%, 5/01/31	100,000	102,196
Timber Creek Southwest Community Development District,
Special Assessment, Series 2020, 3.00%, 6/15/30	150,000	154,357
Assessment Area Two, Special Assessment, 2.35%, 12/15/26	125,000	125,758
Tohoqua Community Development District,
Special Assessment, 2.50%, 5/01/26	140,000	141,185
Special Assessment, 2.875%, 5/01/31	100,000	101,328
Tradition Community Development District No 9, Special Assessment, 2.70%, 5/01/31	100,000	100,065
Trevesta Community Development District, Special Assessment, 3.25%, 5/01/30	100,000	103,323
Triple Creek Community Development District, Villages Q&R Project, Special Assessment, 2.375%, 11/01/26	100,000	100,000
Union Park East Community Development District, Assessment Area 3, Special Assessment, 2.40%, 5/01/26	110,000	110,175
V-Dana Community Development District,
Assessment Area One-2021 Project, Special Assessment, Series 2021P, 3.125%,
5/01/31	100,000	102,019
Assessment Area One, Special Assessment, 3.50%, 5/01/31	150,000	157,731
Veranda Community Development District II, Special Assessment, Refunding, 3.10%, 5/01/31	100,000	102,730
Verano No 3 Community Development District, Special Assessment, 3.00%, 5/01/31	100,000	102,398
Viera Stewardship District, Village 2, Special Assessment, Series 2021, 2.80%, 5/01/31	130,000	129,997
Village Community Development District No 13,
Limited Offering, Special Assessment, 3.00%, 5/01/29	100,000	106,314
Special Assessment, 1.80%, 5/01/26	100,000	100,665
West Port Community Development District, Special Assessment, 2.40%, 5/01/26	100,000	100,482
West Villages Improvement District,
Unit of Development No 8, Special Assessment, 2.50%, 5/01/26	100,000	100,783
Unit of Development No 7, Special Assessment, 3.125%, 5/01/31	100,000	102,389
Westside Haines City Community Development District, Assessment Area One Project, Special Assessment,
3.00%, 5/01/31	150,000	150,690
Wind Meadows South Community Development District, Assessment Area One Project, Special Assessment,
2.95%, 5/01/31	100,000	100,461
Windward Community Development District, Special Assessment, Series 2020A-1, 3.65%, 5/01/30	100,000	105,171
Zephyr Lakes Community Development District, Assessment Area Two Project, Special Assessment, Series
2021, 3.00%, 5/01/31	100,000	100,744
		16,212,387
Georgia 1.2%
Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association,
Inc., Series 2005B, Daily, VRDN, 0.08%, 7/01/35	100,000	100,000
Development Authority of Rockdale County, AHPC Terraces at Fieldstone LLC, Series 2021B-S, 4.50%,
12/01/36	100,000	100,155
George L Smith II Congress Center Authority, Signia Hotel Management LLC, 3.625%, 1/01/31	350,000	381,539
Main Street Natural Gas, Inc., Series 2019A, 5.00%, 5/15/29	100,000	124,637
Municipal Electric Authority of Georgia, Refunding, Series 2019A, 5.00%, 1/01/33	100,000	123,749
		830,080
Guam 0.2%
Guam Government Waterworks Authority, Refunding, 5.00%, 7/01/30	125,000	147,085

Illinois 3.7%
Chicago Park District, Refunding, Series 2020F-2, 5.00%, 1/01/31	100,000	126,269
City of Chicago, zero cpn.,1/01/31	525,000	440,558
Illinois Finance Authority,
Lifespace Communities, Inc. Obligated Group, Refunding, Series 2015A, 5.00%,
5/15/24	245,000	268,258
Refunding, 4.00%, 10/01/31	180,000	206,396
[a] 2018 Blue Island LLC, 4.25%, 12/01/28	100,000	200
Metropolitan Pier & Exposition Authority,
McCormick Project, zero cpn.,12/15/32	85,000	67,560
McCormick Project, Refunding, zero cpn., 6/15/28	100,000	89,994

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Railsplitter Tobacco Settlement Authority, 5.00%, 6/01/27	100,000	117,350
Southwestern Illinois Development Authority, Madison County Community Unit School District No 7
Edwardsville, Refunding, zero cpn.,12/01/24	245,000	237,157
State of Illinois,
5.50%, 5/01/30	175,000	228,968
Refunding, Series 2018B, 5.00%, 10/01/31	100,000	122,305
Series 2020B, 5.00%, 10/01/31	150,000	191,154
Series 2017C, 5.00%, 11/01/29	200,000	240,385
Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	125,000	129,319
Village of Villa Park, Garden Station Redevelopment Area, zero cpn, 12/31/38	100,000	86,287
		2,552,160
Indiana 0.7%
City of Goshen, Green Oaks of Goshen LLC, 4.75%, 8/01/24	130,000	129,728
City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000	102,790
Indiana Finance Authority, Ohio Valley Electric Corp., Series 2012C, 3.00%, 11/01/30	150,000	159,973
Indiana Housing & Community Development Authority, Vita of Marion LLC, Series 2021A, 5.00%, 4/01/31	100,000	104,125
		496,616
Kansas 0.5%
City of Manhattan, Meadowlark Hills Retirement Community Obligated Group, Refunding, Series 2021A,
4.00%, 6/01/28	170,000	189,054
City of Prairie Village, Meadowbrook Redevelopment District, Refunding, 2.875%, 4/01/30	200,000	200,563
		389,617
Kentucky 0.3%
County of Owen, Refunding, VRDN, 2.45%, 6/01/39	100,000	107,412
Louisville/Jefferson County Metropolitan Government, Refunding, 4.00%, 5/01/29	100,000	108,815
		216,227
Louisiana 0.7%
Lakeshore Villages Master Community Development District, Special Assessment, 2.375%, 6/01/26	150,000	149,874
Louisiana Local Government Environmental Facilities & Community Development
Authority,
5.00%, 7/01/29	100,000	107,560
Patriot Services Group Obligated Group, 5.25%, 10/01/32	145,000	145,388
Port New Orleans Board of Commissioners, AMT, Series 2020E, 5.00%, 4/01/34	100,000	124,072
		526,894
Maryland 1.0%
City of Baltimore, Refunding, 3.25%, 6/01/31	100,000	105,042
County of Frederick, Oakdale-Lake Linganore Development District, 3.25%, 7/01/29	140,000	148,218
Maryland Economic Development Corp., Ports America Chesapeake LLC, Refunding, Series 2017A, 5.00%,
6/01/27	100,000	120,833
Maryland Health & Higher Educational Facilities Authority,
Refunding, 5.00%, 6/01/30	100,000	126,754
Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	145,000	172,825
		673,672
Massachusetts 0.5%
Massachusetts Development Finance Agency,
Wellforce Obligated Group, Refunding, Series 2020C, 5.00%, 10/01/30	200,000	260,343
Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	100,000	111,299

		371,642
Michigan 0.9%
City of Detroit, Series 2021A, 5.00%, 4/01/30	175,000	216,256
Grand Rapids Economic Development Corp., Refunding, 4.00%, 11/01/27	100,000	108,679
Kalamazoo Economic Development Corp., Refunding, 5.00%, 8/15/31	115,000	130,787
Michigan Strategic Fund, Graphic Packaging International LLC, AMT, VRDN, 4.00%, 10/01/61	150,000	167,389
		623,111
Minnesota 1.3%
City of Apple Valley, PHS Apple Valley Senior Housing, Inc., Orchard Path Phase II Project, 4.00%, 9/01/31	135,000	149,123
City of Eagan, Series 2018A, 4.00%, 2/01/26	100,000	113,299
County of Mille Lacs, Series 2018A, 3.00%, 2/01/24	135,000	141,868
Duluth Economic Development Authority, Refunding, 4.00%, 7/01/31	125,000	136,273

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Housing & Redevelopment Authority of The City of St Paul Minnesota, Episcopal Homes Obligated Group,
Refunding, 4.00%, 11/01/33	135,000	140,980
Northern Municipal Power Agency, Refunding, 5.00%, 1/01/36	100,000	118,061
St Louis Park Independent School District No 283, Series 2018A, 5.00%, 2/01/25	100,000	113,919
		913,523
Mississippi 0.5%
Mississippi Development Bank, Magnolia Regional Health Center, Refunding, 5.00%, 10/01/31	150,000	180,052
Mississippi Home Corp.,
Patriot Services Group Obligated Group, 3.50%, 6/01/33	100,000	98,972
Patriot Services Group Pascagoula Portfolio II Obligated Group, 3.65%, 6/01/33	100,000	100,319
		379,343
Missouri 0.5%
Cape Girardeau County Industrial Development Authority, SoutheastHEALTH Obligated Group, 5.00%,
3/01/29	130,000	153,451
City of Maryland Heights, Westport Plaza Redevelopment, 3.625%, 11/01/31	90,000	93,830
St Louis County Industrial Development Authority, Refunding, 5.00%, 9/01/27	100,000	118,738
		366,019
Montana 0.2%
Cascade County High School District A Great Falls, 5.00%, 7/01/25	100,000	114,910

Nevada 1.5%
City of Carson City, 5.00%, 9/01/28	115,000	139,092
City of Las Vegas,
Special Improvement District No 611, Special Assessment, 3.50%, 6/01/31	160,000	174,515
Special Assessment, 4.00%, 12/01/22	95,000	97,267
Special Assessment, 2.50%, 6/01/29	200,000	202,982
Tahoe-Douglas Visitors Authority, 5.00%, 7/01/31	250,000	298,787
Washoe County School District, Series 2017C, 5.00%, 10/01/26	100,000	120,235
		1,032,878
New Hampshire 0.2%
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire
Obligated Group, Refunding, Series 2017A, 5.00%, 7/01/27	100,000	122,821

New Jersey 2.9%
New Jersey Economic Development Authority,
5.00%, 6/15/31	200,000	258,741
5.00%, 7/01/32	100,000	110,920
AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000	106,090
New Jersey Educational Facilities Authority, Seton Hall University, Series 2016C, 5.00%, 7/01/29	240,000	276,434
New Jersey Transportation Trust Fund Authority,
Series 2006C, zero cpn., .01%, 12/15/31	210,000	174,829
Series 2006C, zero cpn., 12/15/30	880,000	752,522
Refunding, 5.00%, 12/15/28	100,000	125,357
Pinelands Regional School District, 3.00%, 8/01/27	100,000	109,388
State of New Jersey, Series 2020A, 4.00%, 6/01/31	100,000	123,162
		2,037,443
New York 3.1%
Build NYC Resource Corp., Shefa School Project, Series 2021A, 2.50%, 6/15/31	100,000	99,832
Metropolitan Transportation Authority,
Green Bond, Series 2017C-1, 5.00%, 11/15/30	730,000	883,260
Green Bond, Series 2017C-1, 5.00%, 11/15/28	270,000	331,349
New York State Dormitory Authority, St Joseph's College, 5.00%, 7/01/30	65,000	81,287
New York Transportation Development Corp.,
Refunding, 5.00%, 12/01/30	100,000	128,949
AMT, Refunding, 5.00%, 12/01/30	100,000	128,086
Delta Air Lines, Inc., AMT, 4.00%, 10/01/30	125,000	146,290
AMT, 5.25%, 8/01/31	95,000	113,672
Laguardia Gateway Partners LLCTerm B, AMT, 5.00%, 7/01/30	100,000	110,382

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

AMT, 2.25%, 8/01/26	150,000	155,562
		2,178,669
North Carolina 0.2%
North Carolina Medical Care Commission, 5.00%, 10/01/27	100,000	111,117

North Dakota 0.2%
County of Grand Forks, Red River Biorefinery LLC, AMT, 6.625%, 12/15/31	125,000	126,713

Ohio 2.0%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Refunding,
4.00%, 11/15/33	150,000	176,805
County of Franklin,
Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000	115,312
Trinity Health Corp Obligated Group, Series 2019A, 5.00%, 12/01/31	100,000	128,853
Nationwide Children's Hospital, Inc., 5.00%, 11/01/28	100,000	123,149
[b] Ohio Living Obligated Group, Refunding, 4.00%, 7/01/33	200,000	224,095
County of Hamilton, UC Health Obligated Group, 5.00%, 9/15/33	100,000	126,766
Franklin County Convention Facilities Authority, 5.00%, 12/01/30	100,000	118,199
Ohio Air Quality Development Authority, AMT, 3.75%, 1/15/28	100,000	110,712
State of Ohio, Refunding, 5.00%, 11/15/33	200,000	251,306
		1,375,197
Oregon 0.8%
Medford Hospital Facilities Authority, Asante Health System Obligated Group, Series 2020A, 5.00%, 8/15/33	200,000	258,170
Oregon State Facilities Authority, PeaceHealth Obligated Group, Refunding, Series 2018B, Daily, VRDN,
0.07%, 8/01/34	200,000	200,000
Polk County Hospital Facility Authority, Dallas Mennonite Retirement Community Obligated Group, 4.00%,
7/01/24	100,000	100,000
		558,170
Pennsylvania 1.7%
Allegheny County Higher Education Building Authority, Robert Morris University, 5.00%, 10/15/26	100,000	111,789
Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 5/01/28	100,000	119,114
Bucks County Industrial Development Authority, Grand View Hospital/Sellersville PA Obligated Group, 5.00%,
7/01/32	150,000	190,562
Franklin County Industrial Development Authority, 5.00%, 12/01/28	100,000	112,416
Luzerne County Industrial Development Authority, Pennsylvania-American Water Co., AMT, Refunding,
VRDN, 2.45%, 12/01/39	100,000	108,740
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series 2017A, 3.375%,
11/15/33	125,000	137,748
Philadelphia Authority for Industrial Development,
MaST Community Charter School II, 5.00%, 8/01/30	150,000	176,085
Philadelphia Electrical & Technology Charter High School, 4.00%, 6/01/31	100,000	113,724
Westmoreland County Industrial Development Authority, Excela Health Obligated Group, Refunding, Series
2020A, 5.00%, 7/01/30	100,000	128,875
		1,199,053
Puerto Rico 5.3%
[a] Commonwealth of Puerto Rico, Public Improvement, Refunding, Series 2014A, 8.00%, 7/01/35	260,000	231,400
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	364,911	348,490
Puerto Rico Electric Power Authority,
Refunding, Series 2007VV, 5.25%, 7/01/32	175,000	186,967
Refunding, Series 2007VV, 5.25%, 7/01/27	170,000	186,965
Puerto Rico Highway & Transportation Authority,
Refunding, Series 2007CC, 5.50%, 7/01/29	250,000	279,411
Series 2007CC, 5.50%, 7/01/28	155,000	173,100
Refunding, Series 2007CC, 5.25%, 7/01/32	200,000	221,569
Puerto Rico Infrastructure Financing Authority,
Refunding, Series 2005C, 5.50%, 7/01/27	100,000	103,760
Series 2005A, zero cpn., 7/01/29	320,000	232,152

	FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series 2018A-1, zero cpn., 0.01%, 7/01/31	2,159,000	1,759,145
		3,722,959
South Carolina 0.6%
County of Richland, Village at Sandhill Improvement District, Special Assessment, Refunding, 3.00%,
11/01/26	100,000	100,300
Patriots Energy Group, Refunding, 4.00%, 6/01/33	100,000	116,636
South Carolina Jobs-Economic Development Authority,
AHPC Vista Towers 2021 LLC, 3.65%, 12/01/36	100,000	100,163
Orchard Pk and Willowbrook Apartment, 3.65%, 12/01/36	100,000	100,245
		417,344
Tennessee 0.5%
City of Lawrenceburg, Refunding, 2.50%, 6/01/27	100,000	102,334
Metropolitan Government of Nashville & Davidson County, Refunding, 4.00%, 7/01/29	100,000	117,024
Metropolitan Nashville Airport Authority, Subordinate, AMT, Series 2019B, 5.00%, 7/01/30	100,000	128,782
		348,140
Texas 11.9%
Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc., 4.00%, 8/15/33	100,000	118,055
City of Anna, Sherley Tract Public Improvement District No 2, Special Assessment, 3.75%, 9/15/31	100,000	100,131
City of Cedar Park, Refunding, 5.00%, 2/15/24	100,000	109,617
City of Celina,
Edgewood Creek Public Improvement District, Special Assessment, 3.75%,
9/01/31	180,000	182,041
Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000	186,747
Wells South Public Improvement District, Special Assessment, 3.125%, 9/01/30	150,000	153,687
Special Assessment, Refunding, 4.00%, 9/01/30	190,000	208,525
Special Assessment, 3.625%, 9/01/30	125,000	128,577
The Parks at Wilson Creek Public Improvement District, Special Assessment,
3.25%, 9/01/31	110,000	110,445
The Parks at Wilson Creek Public Improvement District, Special Assessment,
3.50%, 9/01/26	100,000	100,203
[b] Hillside Village Public Improvement District, Special Assessment, 3.125%, 9/01/32	100,000	99,863
[b] Sutton Fields II Public Improvement District, Special Assessment, 2.875%, 9/01/27	100,000	100,067
City of Crandall,
Special Assessment, 4.75%, 9/15/31	100,000	103,954
Special Assessment, 4.00%, 9/15/31	109,000	112,454
City of Elmendorf, Hickory Ridge Public Improvement District Area No 1 Project, Special Assessment,
3.375%, 9/01/31	100,000	100,132
City of Fate,
Williamsburg East Public Improvement District, Special Assessment, 3.375%,
8/15/30	145,000	149,955
Monterra Public Improvement District, Special Assessment, 2.75%, 8/15/26	97,000	97,348
City of Garland, Refunding, 5.00%, 2/15/27	100,000	121,269
City of Haslet, Public Improvement District No 5, Special Assessment, 3.25%, 9/01/31	106,000	107,226
City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding, 3.00%,
10/01/30	140,000	144,443
City of Hutto,
Cottonwood Creek Public Improvement District, Special Assessment, 3.125%,
9/01/31	100,000	101,052
Durango Farms Public Improvement District, Special Assessment, 2.75%, 9/01/26	100,000	100,509
City of Justin, Special Assessment, 3.00%, 9/01/31	134,000	133,885
City of Kaufman, Public Improvement District No 1, Special Assessment, 3.125%, 9/15/31	100,000	100,270
City of Kyle,
Creeks Public Improvement District, Special Assessment, 3.125%, 9/01/30	105,000	106,143
Creeks Public Improvement District, Special Assessment, 2.75%, 9/01/26	100,000	100,516
City of Lago Vista,
Tessera on Lake Travis Public Improvement District, Special Assessment,
Refunding, 5.00%, 9/01/30	140,000	150,531
Special Assessment, Refunding, 3.125%, 9/01/30	130,000	134,862
City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%, 9/01/32	100,000	106,150
City of Liberty Hill,
Summerlyn West Public Improvement District, Special Assessment, 3.125%,
9/01/30	75,000	77,108

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[b] Butler Farms Public Improvement District, Special Assessment, 3.50%, 9/01/27	100,000	100,065
[b] Butler Farms Public Improvement District, Special Assessment, 2.625%, 9/01/27	100,000	99,712
City of Manor,
Manor Heights Public Improvement District, Special Assessment, 2.50%, 9/15/26	100,000	100,060
Manor Heights Public Improvement District, Special Assessment, 3.125%, 9/15/26	100,000	100,058
City of Marble Falls,
Special Assessment, 4.625%, 9/01/31	150,000	150,184
Thunder Rock Public Improvement District, Special Assessment, 3.875%, 9/01/31	100,000	100,128
City of Mclendon-Chisholm, Special Assessment, 3.125%, 9/15/31	240,000	240,321
City of Midlothian, Special Assessment, 3.50%, 9/15/31	110,000	111,569
City of New Braunfels, Solms Landing Public Improvement District, Special Assessment, 3.625%, 9/01/26	100,000	100,209
City of Oak Point,
Special Assessment, 3.25%, 9/01/30	155,000	160,810
Wildridge Public Improvement District No 1, Special Assessment, 2.75%, 9/01/31	100,000	99,745
City of Princeton,
Special Assessment, 2.50%, 9/01/26	111,000	111,088
Special Assessment, 3.25%, 9/01/30	100,000	105,566
Winchester Public Improvement District, Special Assessment, 2.875%, 9/01/31	100,000	100,549
City of Red Oak, Public Improvement District No 1, Special Assessment, 2.625%, 9/15/26	100,000	100,064
City of Rowlett,
Trails at Cottonwood Creek Public Improvement District, Special Assessment,
3.75%, 9/15/31	100,000	99,835
Trails at Cottonwood Creek Public Improvement District, Special Assessment,
3.125%, 9/15/31	100,000	100,026
City of Royse City, Creekshaw Public Improvement District, Special Assessment, 3.125%, 9/15/25	150,000	152,794
[b] City of San Marcos, Whisper South Public Improvement District, Special Assessment, 3.75%, 9/01/27	100,000	100,148
City of Tomball, Raburn Reserve Public Improvement District, Special Assessment, 3.375%, 9/15/30	100,000	102,663
City of Venus, Patriot Estates Public Improvement District, Special Assessment, 3.125%, 9/15/31	100,000	100,099
Club Municipal Management District No 1, Improvement Area #2, Special Assessment, 3.00%, 9/01/31	100,000	100,134
County of Hays, La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000	154,782
County of Medina, Woodlands Public Improvement District IA#1 Project, Special Assessment, 3.50%, 9/01/26	100,000	100,307
Ector County Hospital District, Refunding, 5.00%, 9/15/31	100,000	121,341
Kaufman County, Fresh Water Supply District No 1-D, 2.25%, 9/01/30	160,000	158,304
New Hope Cultural Education Facilities Finance Corp.,
4.00%, 4/01/22	80,000	80,710
5.00%, 4/01/31	30,000	35,419
CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	100,000	106,088
4.00%, 1/01/29	100,000	102,889
5.00%, 4/01/29	100,000	121,298
North Parkway Municipal Management District No 1,
Special Assessment, 4.25%, 9/15/31	152,000	166,426
Legacy Hills Public Improvement District, Special Assessment, 3.625%, 9/15/31	50,000	52,930
Port Freeport, AMT, Series 2019A, 5.00%, 6/01/31	100,000	123,601
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding, 5.00%, 12/15/30	250,000	319,475
Town of Flower Mound, River Walk Public Improvement District No 1, Special Assessment, Refunding,
3.25%, 9/01/31	150,000	150,301
[b] Town of Little Elm, Spiritas East Public Improvement District, Special Assessment, 3.25%, 9/01/27	139,000	139,158
Viridian Municipal Management District,
Special Assessment, 2.875%, 12/01/30	100,000	101,611
Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	53,000	53,603
		8,269,835
Utah 0.7%
City of Provo, Refunding, 4.00%, 1/01/23	100,000	103,792
Military Installation Development Authority, Series 2021A-2, 4.00%, 6/01/36	250,000	255,203
Utah State Building Ownership Authority, Master Lease Program, 2.50%, 5/15/27	100,000	105,003
		463,998
Vermont 0.2%
Vermont Public Power Supply Authority, Refunding, Series 2017A, 5.00%, 7/01/28	100,000	119,983

Virginia 0.3%
Peninsula Town Center Community Development Authority, Special Assessment, Refunding, 4.50%, 9/01/28	100,000	107,426

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Virginia Small Business Financing Authority, National Senior Campuses, Inc.Obligated Group, Refunding,
5.00%, 1/01/33	100,000	121,984
		229,410
Washington 1.5%
City of Seattle, 4.00%, 7/01/28	100,000	117,358
Skagit County Public Hospital District No 1, Refunding, 5.00%, 12/01/29	100,000	117,593
Spokane County School District No 356 Central Valley, 5.00%, 12/01/26	100,000	120,944
University of Washington, Series 2016A, 5.00%, 12/01/26	100,000	121,052
Washington Health Care Facilities Authority, 3.00%, 12/01/34	125,000	137,862
Washington State Housing Finance Commission,
Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000	108,784
Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A,
5.00%, 1/01/34	100,000	114,167
eliseo Obligated Group, Series 2021A, 4.00%, 1/01/31	100,000	108,767
Madison at Rivers Edge Apartments LLC, 3.65%, 1/01/37	100,000	100,245
		1,046,772
Wisconsin 2.8%
City of Brookfield, Refunding, 3.00%, 12/01/25	115,000	125,800
Public Finance Authority,
VRDN, 3.50%, 12/01/50	100,000	101,542
Refunding, 5.00%, 1/01/30	250,000	319,377
Refunding, 5.00%, 10/01/24	100,000	110,274
Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000	112,739
Refunding, 5.00%, 10/01/29	100,000	122,863
Refunding, 4.00%, 3/01/27	65,000	70,873
Signature Preparatory, 5.00%, 6/15/31	120,000	134,463
Refunding, 4.00%, 7/01/31	100,000	103,763
Affordable Housing Preservation Corp., 5.25%, 12/01/22	100,000	99,908
Ocean Academy Charter School, 4.00%, 10/15/31	100,000	106,312
Wisconsin Center District, Series 2020C, zero cpn., 12/15/30	365,000	305,556
Wisconsin Health & Educational Facilities Authority,
St John's Communities, Inc.Obligated Group, Series 2018A, 4.00%, 9/15/27	100,000	106,165
HOPE Christian Schools Obligated Group, 3.00%, 12/01/31	115,000	116,680
		1,936,315
Total Investments (Cost $60,099,714) 89.0%		62,060,034

Other Assets, less Liabilities 11.0%		7,653,817
Net Assets 100.0%		$69,713,851

*The principal amount is stated in U.S. dollars unless otherwise indicated.
a Defaulted securities.
b Security purchased on a when-issued basis.

Abbreviations

Selected Portfolio

CDA - Community Development Authority/Agency
IDA - Industrial Development Authority/Agency

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin Liberty International Aggregate Bond ETF	Principal Amount*		Value
Foreign Government and Agency Securities 84.1%
Australia 1.9%
[a] Government of Australia, senior bond, 149, Reg S, 2.25%, 5/21/28	1,900,000	AUD	$1,448,243
[a] New South Wales Treasury Corp., senior bond, Reg S, 3.00%, 5/20/27	1,200,000	AUD	935,767
[a,b] Queensland Treasury Corp., senior bond, 144A, Reg S, 3.25%, 8/21/29	1,200,000	AUD	961,582
[a] Western Australian Treasury Corp., senior note, 26, Reg S, 3.00%, 10/21/26	1,200,000	AUD	933,023
			4,278,615
Austria 1.4%
Government of Austria,
[a,b] Sr. Unsecured, 144A, Reg S, 1.20%, 10/20/25	1,200,000	EUR	1,455,991
[a,b] senior bond, 144A, Reg S, 1.50%, 2/20/47	1,200,000	EUR	1,671,673
			3,127,664
Belgium 3.1%
[a,b] Government of Belgium, unsecured bond, 144A, Reg S, 1.00%, 6/22/31	5,500,000	EUR	6,787,860

Canada 4.2%
Government of Canada,
1.25%, 3/01/25	3,800,000	CAD	3,015,006
1.25%, 6/01/30	750,000	CAD	588,675
5.00%, 6/01/37	2,300,000	CAD	2,655,687
senior bond, 2.00%, 9/01/23	2,400,000	CAD	1,931,555
senior bond, 2.00%, 12/01/51	1,100,000	CAD	936,567

			9,127,490
China 9.7%
Agricultural Development Bank of China, 3.45%, 9/23/25	13,000,000	CNY	2,096,813
China Development Bank,
senior note, 2003, 3.23%, 1/10/25	24,000,000	CNY	3,841,284
senior note, 2004, 3.43%, 1/14/27	25,000,000	CNY	4,026,110
China Government Bond,
2.64%, 8/13/22	24,000,000	CNY	3,783,608
2.85%, 6/04/27	25,000,000	CNY	3,972,409
3.03%, 3/11/26	12,000,000	CNY	1,922,322
The Export-Import Bank of China, 2.17%, 4/07/23	11,000,000	CNY	1,725,084
			21,367,630
Cyprus 1.0%
[a] Government of Cyprus, Reg S, 1.50%, 4/16/27	1,900,000	EUR	2,294,625

France 5.2%
French Republic Government Bond OAT,
[a,b] 144A, Reg S, .75%, 5/25/52	4,000,000	EUR	4,357,436
[a,c] Reg S, 11/25/29	2,800,000	EUR	3,190,929
[a] Reg S, 1.00%, 11/25/25	3,200,000	EUR	3,844,067
			11,392,432
Germany 16.0%
Government of Germany,
[a] Reg S, 4.25%, 7/04/39	2,100,000	EUR	4,215,464
[a] Reg S, 5.50%, 1/04/31	1,100,000	EUR	1,921,916
[a,c] senior bond, 180, Reg S, 10/18/24	8,500,000	EUR	9,856,046
[a,c] senior bond, Reg S, 8/15/26	14,000,000	EUR	16,310,373
KFW, senior note, 2.05%, 2/16/26	300,000,000	JPY	2,845,334
			35,149,133
Indonesia 0.1%
Indonesia Treasury Bond, senior bond, 8.25%, 5/15/36	3,000,000,000	IDR	234,117

Italy 2.9%
Italy Treasury Bond,
[a] senior bond, Reg S, 1.25%, 12/01/26	3,700,000	EUR	4,386,600

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a,b] senior unsecured bond, 144A, Reg S, .05%, 1/15/23	1,800,000		EUR	$2,060,615
				6,447,215
Japan 20.7%
Development Bank of Japan, senior bond, 2.30%, 3/19/26	1,000,000,000		JPY	9,514,148
Government of Japan,
senior bond, 1.00%, 12/20/35	1,830,000,000		JPY	17,527,960
senior bond, 1.50%, 3/20/33	270,000,000		JPY	2,700,326
Japan Government Five Year Bond, senior bond, 142, 0.10%, 12/20/24	1,300,000,000		JPY	11,367,383
Japan Government Thirty Year Bond, senior bond, 0.40%, 12/20/49	550,000,000		JPY	4,453,958
				45,563,775
Mexico 0.1%
Mexican Bonos, senior bond, 8.00%, 11/07/47	4,000,000	[d]	MXN	193,911
Netherlands 1.5%
[a,b] Government of the Netherlands, 144A, Reg S, 0.50%, 7/15/26	2,700,000		EUR	3,208,445
Poland 0.9%
Government of Poland, senior bond, 0424, 2.50%, 4/25/24	8,000,000		PLN	1,941,110
Portugal 0.7%
[a,b] Portugal Obrigacoes do Tesouro OT, 144A, Reg S, 0.90%, 10/12/35	1,300,000		EUR	1,508,449
Romania 1.0%
[a] Government of Romania, senior bond, Reg S, 2.00%, 1/28/32	2,100,000		EUR	2,226,263
Slovenia 1.6%
[a] Slovenia Government Bond, senior bond, Reg S, 0.875%, 7/15/30	3,000,000		EUR	3,576,171
Spain 3.9%
Government of Spain,
[c] senior note, 1/31/25	3,600,000		EUR	4,149,110
[a,b] senior unsecured bond, 144A, Reg S, 1.25%, 10/31/30	3,600,000		EUR	4,395,330
				8,544,440
[e] Supranational 2.0%
Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	140,000,000		JPY	1,387,273
[a] European Investment Bank, senior bond, Reg S, 1.90%, 1/26/26	330,000,000		JPY	3,104,415
				4,491,688
Sweden 1.1%
Government of Sweden,
[a,b] 144A, Reg S, 1.50%, 11/13/23	11,000,000		SEK	1,255,947
senior bond, 0.75%, 5/12/28	11,000,000		SEK	1,265,357
				2,521,304
United Kingdom 5.1%
[a] United Kingdom Treasury Bond, Reg S, 1.75%, 9/07/37	2,500,000		GBP	3,669,027
[a] United Kingdom Treasury Bond, Reg S, 4.75%, 12/07/30	4,200,000		GBP	7,558,433
				11,227,460
Total Foreign Government and Agency Securities (Cost $190,847,398)				185,209,797
Corporate Bonds & Notes 5.7%
Czech Republic 0.1%
[a] Energo-Pro AS, senior note, Reg S, 4.00%, 12/07/22	200,000		EUR	227,215
Denmark 0.1%
[a] Nykredit Realkredit AS, secured bond, Reg S, 1.00%, 10/01/50	1,075,902		DKK	157,217
				157,217
France 0.8%
[a] Air Liquide Finance SA, senior note, Reg S, 1.375%, 4/02/30	500,000		EUR	618,294

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] Orange SA, senior note, Reg S, 1.375%, 3/20/28	1,000,000	EUR	$1,208,959
			1,827,253
Germany 1.1%
[a] Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	1,000,000	EUR	1,182,198
[a] Deutsche Telekom AG, senior note, Reg S, 0.875%, 3/25/26	500,000	EUR	587,219
[a,c] Siemens Financieringsmaatschappij NV, senior note, Reg S, 2/20/26	500,000	EUR	569,641
			2,339,058
Romania 0.2%
[a] Globalworth Real Estate Investments Ltd., senior note, Reg S, 3.00%, 3/29/25	300,000	EUR	359,801
United Kingdom 0.5%
[a] RELX Finance BV, senior note, Reg S, 0.50%, 3/10/28	1,000,000	EUR	1,142,255
United States 2.9%
AbbVie Inc., senior note, 1.375%, 5/17/24	500,000	EUR	586,634
Air Products and Chemicals Inc., senior note, 0.50%, 5/05/28	1,000,000	EUR	1,150,725
Apple Inc., senior bond, 1.625%, 11/10/26	500,000	EUR	612,579
AT&T Inc., senior note, 0.25%, 3/04/26	1,000,000	EUR	1,136,302
[a] Schlumberger Finance France SAS, senior note, Reg S, 1.00%, 2/18/26	500,000	EUR	587,522
Stryker Corp., senior note, 0.25%, 12/03/24	1,000,000	EUR	1,144,548
The Procter & Gamble Co., senior note, 0.50%, 10/25/24	500,000	EUR	579,935
Verizon Communications Inc., senior note, 0.875%, 4/02/25	500,000	EUR	585,126
			6,383,371
Total Corporate Bonds & Notes (Cost $12,079,139)			12,436,170
Total Investments before Short Term Investments (Cost $202,926,537)			197,645,967
Short Term Investments 3.3%
U.S. Government & Agency Securities 3.3%
[c] Federal Home Loan Bank Discount Notes, 1/03/22	7,290,000		7,290,000
Total Short Term Investments (Cost $7,290,000)			7,290,000
Total Investments (Cost $210,216,537) 93.1%			204,935,967
Other Assets, less Liabilities 6.9%			15,212,527
Net Assets 100.0%			$220,148,494

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $103,775,011, representing 47.1% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$27,663,328, representing 12.6% of net assets.
cThe security was issued on a discount basis with no stated coupon rate.
dPrincipal amount is stated in 100 Mexican Peso Units.
eA supranational organization is an entity formed by two or more central governments through international treaties.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract Settlement		Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	CITI	Sell	1,000,000	$726,160	1/24/22	$—	$(780)
Canadian Dollar	CITI	Sell	2,000,000	1,574,569	1/24/22	—	(5,673)
Chinese Yuan Renminbi	CITI	Sell	21,000,000	3,217,681	1/24/22	—	(80,449)
Euro	CITI	Sell	12,000,000	14,087,520	1/24/22	427,880	—
Euro	CITI	Sell	1,500,000	1,758,840	1/24/22	51,385	—
Euro	CITI	Sell	2,000,000	2,263,202	1/24/22	—	(13,404)
Great British Pound	CITI	Sell	300,000	410,347	1/24/22	4,058	—
Japanese Yen	CITI	Sell	1,000,000,000	9,022,014	1/24/22	332,721	—
Polish Zloty	CITI	Sell	2,300,000	584,312	1/24/22	14,653	—
Swedish Krona	CITI	Sell	4,000,000	462,301	1/24/22	19,669	—
Australian Dollar	CITI	Sell	5,265,000	3,869,249	2/08/22	41,745	—
Canadian Dollar	CITI	Sell	9,620,000	7,720,892	2/08/22	120,139	—
Chinese Yuan Renminbi	CITI	Sell	112,700,000	17,280,643	2/08/22	—	(401,010)
Danish Krone	CITI	Sell	1,141,000	177,680	2/08/22	2,972	—
Euro	CITI	Buy	50,185	18,300,000	2/08/22	902	—
Euro	CITI	Sell	66,670,000	77,240,862	2/08/22	1,327,315	—
Euro	CITI	Sell	2,600,000	2,943,965	2/08/22	—	(16,515)
Great British Pound	CITI	Sell	2,677,844	3,647,625	2/08/22	21,174	—
Great British Pound	CITI	Sell	6,568,125	8,712,431	2/08/22	—	(182,406)
Hungarian Forint	CITI	Buy	22,203,286	70,566	2/08/22	—	(2,329)
Indonesian Rupiah	CITI	Sell	2,825,000,000	196,175	2/08/22	—	(1,516)
Japanese Yen	CITI	Sell	5,099,000,000	45,193,484	2/08/22	881,773	—
Mexican Peso	CITI	Sell	7,600,000	360,080	2/08/22	—	(8,678)
Polish Zloty	CITI	Sell	13,250,000	3,312,003	2/08/22	33,883	—
South African Rand	CITI	Sell	470,000	30,920	2/08/22	1,596	—
Swedish Krona	CITI	Sell	19,500,000	2,229,601	2/08/22	71,518	—
Total Forward Exchange Contracts						$3,353,383	$(712,760)
Net unrealized appreciation (depreciation)							$2,640,623
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations

Selected Portfolio

OAT	-	Obligation Assumable by the Treasurer

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin Liberty Investment Grade Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 97.6%
Aerospace & Defense 2.6%
[a] Huntington Ingalls Industries Inc., 144A, 0.67%, 8/16/23	United States	5,000,000	$4,957,953
Lockheed Martin Corp., senior note, 4.07%, 12/15/42	United States	4,100,000	4,835,763
Northrop Grumman Corp., senior bond, 5.25%, 5/01/50	United States	4,750,000	6,670,445
The Boeing Co.,
senior unsecured note, 3.65%, 3/01/47	United States	7,010,000	7,071,845
senior unsecured, 5.15%, 5/01/30	United States	2,600,000	3,031,741
			26,567,747
Air Freight & Logistics 0.8%
FedEx Corp., senior bond, 4.75%, 11/15/45	United States	7,102,000	8,674,794

Airlines 2.2%
[a] Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 4.50%,
10/20/25	United States	13,600,000	14,302,193
United Airlines, senior bond, 2016-1 Class A, 3.45%, 1/07/30	United States	3,944,694	4,005,622
United Airlines 2020-1 Class B Pass Through Trust, 2020-1 Class B,
4.875%, 7/15/27	United States	4,490,000	4,681,067
			22,988,882
Banks 23.5%
[a] Banco de Chile, senior unsecured, 144A, 2.99%, 12/09/31	Chile	2,400,000	2,369,724
Banco Santander SA, sub. note, 2.749%, 12/03/30	Spain	9,200,000	9,013,572
Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	8,200,000	8,241,478
Bank of America Corp.,
Senior unsecured, 2.676%, 6/19/41	United States	5,000,000	4,821,229
senior unsecured note, 2.592%, 4/29/31	United States	5,900,000	5,966,408
sub. bond, 4.183%, 11/25/27	United States	12,300,000	13,466,974
[a] BNP Paribas SA, senior note, 144A, 4.705% to 1/10/24, FRN
thereafter,1/10/25	France	11,700,000	12,461,647
[a] BPCE SA, senior note, 144A, 5.70%, 10/22/23	France	11,700,000	12,582,621
Citigroup Inc., senior bond, 3.668% to 7/23/27, FRN thereafter,
7/24/28	United States	7,100,000	7,663,461
[a] Credit Agricole SA, subordinated, 144A, 4.375%, 3/17/25	France	12,000,000	12,905,817
Deutsche Bank AG, Senior unsecured, 0.898%, 5/28/24	Germany	5,500,000	5,454,489
Deutsche Bank AG/New York NY, senior note, 2.129% to 11/24/25, FRN
thereafter,11/24/26	Germany	8,000,000	7,990,042
HSBC Holdings PLC, senior note, FRN thereafter, 1.645%, 4/18/26	United Kingdom	16,300,000	16,177,608
JPMorgan Chase & Co.,
senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	8,000,000	8,094,519
senior note, 1.04% to 2/04/26, FRN thereafter, 2/04/27	United States	5,425,000	5,253,074
sub. bond, 4.25%, 10/01/27	United States	7,100,000	7,970,649
Morgan Stanley,
senior unsecured note, 0.731%, to 4/05/23, FRN thereafter,4/05/24	United States	4,850,000	4,836,254
senior unsecured note, Series GMTN, to 1/22/24 FRN thereafter,
0.791%, 1/22/25	United States	5,000,000	4,951,607
[a] National Australia Bank Ltd., sub. note, 144A, 2.332%, 8/21/30	Australia	12,000,000	11,509,443
NatWest Group PLC, subordinated, 5.125%, 5/28/24	United Kingdom	5,000,000	5,394,158
[a] Standard Chartered PLC, senior note, 144A, 1.456%, to 1/14/26 FRN
thereafter, 1.456%, 1/14/27	United Kingdom	10,000,000	9,693,479
SVB Financial Group,
senior note, 3.125%, 6/05/30	United States	6,500,000	6,829,402
Series D, 4.25%, 11/15/26	United States	5,000,000	5,079,375
The PNC Financial Services Group Inc., Junior Subordinated Note,
Series T, to 9/15/26 FRN thereafter, 3.40%, 9/15/26	United States	9,600,000	9,472,704
Truist Bank, sub. note, 3.30%, 5/15/26	United States	6,400,000	6,812,454
Truist Financial Corp., sub. bond, 3.875%, 3/19/29	United States	7,000,000	7,717,386
[a] UniCredit SpA, Senior unsecured, 144A, 1.982%, 6/03/27	Italy	9,800,000	9,552,389
US Bancorp, senior note, 1.45%, 5/12/25	United States	4,000,000	4,019,504
Wachovia Corp., Subordinated, 5.50%, 8/01/35	United States	3,600,000	4,573,213

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Wells Fargo & Co., sub. bond, 4.75%, 12/07/46	United States	8,669,000	10,845,011
			241,719,691
Beverages 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.90%, 2/01/46	United States	5,300,000	6,714,286
Anheuser-Busch InBev Worldwide Inc., senior bond, 5.80%, 1/23/59	Belgium	3,500,000	5,074,776
Constellation Brands Inc., senior unsecured note, 2.25%, 8/01/31	United States	3,000,000	2,935,408
			14,724,470
Biotechnology 0.4%
AbbVie Inc., Senior unsecured, 4.25%, 11/21/49	United States	3,000,000	3,615,955

Building Products 1.9%
Carrier Global Corp., senior note, 3.577%, 4/05/50	United States	8,700,000	9,275,484
MDC Holdings Inc. 2.50%, 1/15/31	United States	10,625,000	10,292,091
			19,567,575
Capital Markets 3.6%
Brixmor Operating Partnership LP, senior bond, 4.125%, 5/15/29	United States	3,200,000	3,548,517
Credit Suisse Group AG,
[a] senior bond,144A, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	3,900,000	4,178,083
[a] senior note, 144A, 2.997% to 12/14/22, FRN thereafter, 12/14/23	Switzerland	8,400,000	8,537,391
Morgan Stanley, senior note, 1.794%, 2/13/32	United States	9,900,000	9,382,029
The Goldman Sachs Group Inc.,
senior note, 2.908% to 6/05/22, FRN thereafter, 6/05/23	United States	3,250,000	3,277,411
Series V, 4.125%, 11/10/26	United States	4,000,000	4,068,750
sub. note, 4.25%, 10/21/25	United States	3,875,000	4,229,838
			37,222,019
Chemicals 0.9%
[a] Alpek SAB de CV, 144A, 3.25%, 2/25/31	Mexico	3,200,000	3,196,592
CF Industries Inc. 5.15%, 3/15/34	United States	5,000,000	6,055,525
			9,252,117
Computers & Peripherals 0.8%
Apple Inc., senior note, 3.20%, 5/11/27	United States	8,000,000	8,633,721

Diversified Financial Services 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.00%,
10/29/28	Ireland	7,500,000	7,611,887
Air Lease Corp., senior unsecured note, 0.80%, 8/18/24	United States	7,000,000	6,860,967
Aon PLC 4.60%, 6/14/44	Ireland	4,000,000	4,920,940
			19,393,794
Diversified Telecommunication Services 4.8%
AT&T Inc., Senior unsecured, 3.50%, 6/01/41	United States	12,400,000	12,771,039
France Telecom SA, senior bond, 9.00%, 3/01/31	France	6,500,000	9,970,804
T-Mobile USA Inc., senior bond, 2.875%, 2/15/31	United States	10,000,000	9,893,300
Verizon Communications Inc., senior bond, 3.40%, 3/22/41	United States	16,200,000	16,990,716
			49,625,859
Electric Utilities 8.9%
[a] Comision Federal de Electricidad, 144A, 3.348%, 2/09/31	Mexico	5,000,000	4,911,350
Commonwealth Edison Co., first mortgage, Secured, 4.00%, 3/01/48	United States	3,500,000	4,098,265
Dominion Energy Inc., senior unsecured note, Series B, 3.30%, 4/15/41	United States	4,000,000	4,162,443
Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	4,115,000	5,064,130
Duke Energy Progress LLC, senior bond, 2.50%, 8/15/50	United States	5,100,000	4,724,707
[a] EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	8,000,000	7,788,844
[a] Enel Finance International NV, senior note, 144A, 3.625%, 5/25/27	Italy	13,500,000	14,596,169
Exelon Corp., senior bond, 4.05%, 4/15/30	United States	10,000,000	11,122,377
Georgia Power Co.,
senior bond, 4.30%, 3/15/42	United States	3,545,000	4,044,915
senior bond, 4.75%, 9/01/40	United States	5,898,000	6,971,580
Public Service Electric and Gas Co., First Mortgage, 3.15%, 1/01/50	United States	2,250,000	2,365,356
Virginia Electric and Power Co., senior note, 3.50%, 3/15/27	United States	7,750,000	8,354,656

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%,
7/15/24	United States	12,400,000	12,776,918
			90,981,710
Electronic Equipment, Instruments & Components 1.8%
Flex Ltd., senior note, 3.75%, 2/01/26	Singapore	5,300,000	5,665,896
Jabil Inc., senior note, 3.60%, 1/15/30	United States	5,400,000	5,819,340
Teledyne FLIR LLC, senior unsecured note, 2.50%, 8/01/30	United States	6,500,000	6,521,771
			18,007,007
Energy Equipment & Services 1.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., senior bond,
4.08%, 12/15/47	United States	2,590,000	2,949,538
Energy Transfer LP, Sr. Unsecured, 4.90%, 3/15/35	United States	2,700,000	3,059,601
[a] Schlumberger Holdings Corp., senior bond, 144A, 4.30%, 5/01/29	United States	6,750,000	7,496,186
The Williams Companies Inc., Sr. Unsecured, 3.50%, 10/15/51	United States	3,000,000	3,038,085
			16,543,410
Entertainment 0.6%
The Walt Disney Co., senior bond, 6.20%, 12/15/34	United States	4,300,000	6,013,424

Equity Real Estate Investment Trusts (REITs) 2.4%
Essex Portfolio LP, senior bond, 2.65%, 3/15/32	United States	10,000,000	10,045,641
[a] Global Net Lease Inc./Global Net Lease Operating Partnership LP, senior
note, 144A, 3.75%, 12/15/27	United States	3,400,000	3,323,248
Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	10,000,000	10,761,003
			24,129,892
Food & Staples Retailing 1.8%
[a] Bimbo Bakeries USA Inc., 144A, 4.00%, 5/17/51	United States	2,700,000	2,928,875
JBS Finance Luxembourg Sarl,
[a] 144A, 2.50%, 1/15/27	United States	4,400,000	4,356,044
[a] 144A, 3.625%, 1/15/32	Luxembourg	5,200,000	5,228,548
The Kroger Co., senior bond, 4.45%, 2/01/47	United States	5,000,000	6,081,137
			18,594,604
Health Care Providers & Services 4.7%
Cigna Corp., senior bond, 4.90%, 12/15/48	United States	7,500,000	9,715,078
Cigna Holding Co. 3.05%, 10/15/27	United States	1,100,000	1,169,093
CVS Health Corp., senior bond, 5.30%, 12/05/43	United States	9,000,000	11,906,799
HCA Inc., senior secured bond, first lien, 4.50%, 2/15/27	United States	9,490,000	10,459,865
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/51	Ireland	6,500,000	7,129,856
UnitedHealth Group Inc., Senior unsecured, 3.05%, 5/15/41	United States	7,200,000	7,546,083
			47,926,774
Hotels, Restaurants & Leisure 2.9%
Las Vegas Sands Corp.,
Senior unsecured, 3.20%, 8/08/24	United States	12,000,000	12,224,674
Senior unsecured, 3.90%, 8/08/29	United States	6,000,000	6,047,847
Marriott International Inc., senior bond, 3.125%, 6/15/26	United States	11,000,000	11,435,832
			29,708,353
Household Durables 0.8%
Mohawk Industries Inc., senior bond, 3.625%, 5/15/30	United States	7,500,000	8,051,398

Household Products 2.4%
DR Horton Inc. 1.40%, 10/15/27	United States	3,600,000	3,484,301
[a] Kimberly-Clark de Mexico SAB de CV, senior bond, 144A, 2.431%, 7/01/31	Mexico	10,375,000	10,267,567
The Procter & Gamble Co., senior bond, 3.00%, 3/25/30	United States	10,000,000	10,877,642
			24,629,510
Insurance 2.6%
Aflac Inc., senior bond, 4.75%, 1/15/49	United States	7,885,000	10,471,397
Arch Capital Group Ltd., senior bond, 3.635%, 6/30/50	Bermuda	5,700,000	6,114,865
MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	4,910,000	6,050,165

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

The Allstate Corp., senior bond, 4.20%, 12/15/46	United States	3,100,000	3,730,263
			26,366,690
Interactive Media & Services 1.2%
[a] Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	China	12,000,000	12,747,433

Internet & Direct Marketing Retail 1.8%
Alibaba Group Holding Ltd.,
senior note, 2.125%, 2/09/31	China	3,600,000	3,479,229
senior note, 3.40%, 12/06/27	China	8,650,000	9,163,397
Amazon.com Inc., senior bond, 2.70%, 6/03/60	United States	6,400,000	6,187,999
			18,830,625
IT Services 1.0%
Fiserv Inc., senior bond, 4.40%, 7/01/49	United States	9,000,000	10,749,729

Media 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
senior bond, 2.80%, 4/01/31	United States	8,450,000	8,371,590
senior secured note, 3.50%, 3/01/42	United States	3,200,000	3,109,359
Comcast Corp., senior bond, 4.95%, 10/15/58	United States	6,000,000	8,312,247
Fox Corp., senior bond, 5.476%, 1/25/39	United States	3,000,000	3,875,898
			23,669,094
Metals & Mining 0.5%
[a] Antofagasta PLC, senior note, 144A, 2.375%, 10/14/30	United Kingdom	5,000,000	4,757,175

Multi-Utilities 1.2%
Berkshire Hathaway Energy Co.,
senior bond, 3.80%, 7/15/48	United States	8,356,000	9,372,551
Sr. Unsecured, 5.15%, 11/15/43	United States	2,000,000	2,582,721
			11,955,272
Oil, Gas & Consumable Fuels 5.6%
Aker BP ASA,
[a] senior bond, 144A, 4.00%, 1/15/31	Norway	3,350,000	3,626,452
[a] senior note, 144A, 3.75%, 1/15/30	Norway	5,000,000	5,300,049
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	7,700,000	8,255,535
Chevron Corp., senior bond, 3.078%, 5/11/50	United States	4,200,000	4,471,039
Devon Energy Corp., Sr. Unsecured, 4.75%, 5/15/42	United States	2,700,000	3,132,960
[a] EASTERN GAS TRAN, Senior unsecured, 144A, 3.90%, 11/15/49	United States	5,000,000	5,574,207
Energy Transfer LP, Sr. Unsecured, 5.15%, 3/15/45	United States	3,800,000	4,304,001
Exxon Mobil Corp., senior bond, 3.567%, 3/06/45	United States	5,000,000	5,436,415
Phillips 66 3.30%, 3/15/52	United States	3,600,000	3,602,770
TransCanada PipeLines Ltd.,
senior bond, 4.25%, 5/15/28	Canada	8,200,000	9,151,716
senior note, 6.10%, 6/01/40	Canada	3,400,000	4,726,587

			57,581,731
Paper & Forest Products 0.5%
Suzano Austria GmbH, senior bond, 3.75%, 1/15/31	Austria	5,000,000	5,089,950

Pharmaceuticals 2.6%
AbbVie Inc., Senior unsecured, 4.05%, 11/21/39	United States	5,400,000	6,207,745
Bristol-Myers Squibb Co.,
senior bond, 4.125%, 6/15/39	United States	4,459,000	5,283,928
senior bond, 5.00%, 8/15/45	United States	3,100,000	4,126,985
Takeda Pharmaceutical Co. Ltd., Senior unsecured, 3.175%, 7/09/50	Japan	10,500,000	10,614,138
			26,232,796
Real Estate Management & Development 0.4%
ERP Operating LP, senior bond, 4.50%, 7/01/44	United States	3,500,000	4,404,347

Road & Rail 0.8%
Burlington Northern Santa Fe LLC, Sr. Unsecured, 5.75%, 5/01/40	United States	4,800,000	6,675,986

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] SMBC Aviation Capital Finance DAC, 144A, 1.90%, 10/15/26	Ireland	2,000,000	1,981,893
			8,657,879
Software 1.3%
Microsoft Corp., senior bond, 2.675%, 6/01/60	United States	3,600,000	3,600,469
ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	10,000,000	9,319,550
			12,920,019
Specialty Retail 0.9%
AutoZone Inc., senior bond, 1.65%, 1/15/31	United States	4,000,000	3,769,175
Nordstrom Inc.,
senior unsecured note, 4.25%, 8/01/31	United States	1,600,000	1,574,432
senior unsecured note, 4.375%, 4/01/30	United States	4,000,000	4,041,200
			9,384,807
Tobacco 1.6%
Imperial Brands Finance PLC,
[a] senior bond, 144A, 3.875%, 7/26/29	United Kingdom	3,400,000	3,605,337
[a] senior note, 144A, 4.25%, 7/21/25	United Kingdom	11,765,000	12,641,702
			16,247,039
Wireless Telecommunication Services 0.6%
[a] Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%,
9/20/29	United States	5,500,000	6,071,862

Total Corporate Bonds & Notes (Cost $991,521,978)			1,002,239,154
Discount Notes 0.2%
U. S. Treasury Note 0.125%, 10/15/23	United States	2,000,000	1,980,351
Total Discount Notes (Cost $1,993,555)			1,980,351
Total Investments before Short Term Investments (Cost $993,515,533)			1,004,219,505
Short Term Investments 0.7%
U.S. Government & Agency Securities 0.7%
[b] Federal Home Loan Bank Discount Notes, 1/03/22	United States	7,165,000	7,165,000
Total Short Term Investments (Cost $7,165,000) 0.7%			7,165,000
Total Investments (Cost $1,000,680,533) 98.5%			1,011,384,505
Other Assets, less Liabilities 1.5%			15,743,154
Net Assets 100.0%			$1,027,127,659

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was $
236,227,191, representing 23.0% of net assets.
bThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

						Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Ultra 10 Yr. U.S. Treasury Note		Short	64	$9,372,000	3/22/22	$(29,429)
U.S. Treasury 5 Yr. Note		Short	88	10,645,938	3/31/22	(59,237)
U.S. Treasury 10 Yr. Note		Short	124	16,178,125	3/22/22	(190,812)

Total Futures Contracts						$(279,478)
*As of period end.

Abbreviations

Selected Portfolio

FRN	- Floating Rate Note
REIT	- Real Estate Investment Trust
TRAN	- Tax and Revenue Anticipation Note

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin Liberty Federal Tax-Free Bond ETF	Principal Amount*	Value
Municipal Bonds 97.6%
Alabama 1.0%
Black Belt Energy Gas District,
Refunding, 4.00%, 12/01/23	435,000		$463,242
Refunding, 4.00%, 12/01/24	475,000		520,598
City of Huntsville, Series 2019A, 5.00%, 5/01/37	250,000		315,714
			1,299,554
Alaska 0.1%
Borough of Matanuska-Susitna, State of Alaska Department of Administration, Refunding, 4.00%, 9/01/30	150,000		164,557

Arizona 1.7%
City of Phoenix Civic Improvement Corp., Wastewater Revenue, Series 2018A, 5.00%, 7/01/25	100,000		115,585
Glendale Industrial Development Authority, 4.00%, 5/15/31	400,000		443,908
Maricopa County Union High School District No 210-Phoenix, Series 2020C, 4.00%, 7/01/36	455,000		542,216
Salt River Project Agricultural Improvement & Power District, Refunding, 5.00%, 1/01/39	315,000		385,332
University of Arizona, Refunding, 5.00%, 6/01/37	545,000		642,772
			2,129,813
California 15.5%
Alameda Corridor Transportation Authority, Subordinate Lien, Refunding, Series 2016A, 5.00%, 10/01/22	925,000		955,675
California Community Choice Financing Authority,
Green Bond, Refunding, 3.00%, 12/01/32	100,000		108,937
Green Bond, Series 2021B-1, VRDN, 4.00%, 2/01/52	3,850,000		4,680,547
Green Bond, VRDN, 4.00%, 10/01/52	2,500,000		2,887,376
California Health Facilities Financing Authority, Kaiser Foundation Hospitals, Subseries 2017A-2, 4.00%,
11/01/38	1,005,000		1,166,606
California Infrastructure & Economic Development Bank, California Science Center Foundation, 4.00%,
5/01/46	1,000,000		1,176,706
California Municipal Finance Authority, Northbay Healthcare Group Obligated Group, Refunding, 5.00%,
11/01/26	790,000		926,362
Clovis Unified School District, Refunding, zero cpn., 8/01/35	200,000		137,837
Konocti Unified School District, Series 2004C, zero cpn., 8/01/28	150,000		130,631
Los Angeles County Metropolitan Transportation Authority, 4.00%, 6/01/35	785,000		957,009
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000		117,697
San Diego Association of Governments, Green Bond, 5.00%, 11/15/24	2,000,000		2,173,051
San Diego County Regional Airport Authority, Subordinate Bond, AMT, Series 2021B, 4.00%, 7/01/46	2,000,000		2,329,415
Sierra View Local Health Care District, Refunding, 4.00%, 7/01/26	500,000		566,646
South Tahoe Joint Powers Financing Authority, Project Area 1, Refunding, Series 2017A, 5.00%, 10/01/30	100,000		119,293
Three Rivers Levee Improvement Authority,
Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/27	250,000		282,591
Refunding, 4.00%, 9/01/29	250,000		288,955
Refunding, 4.00%, 9/01/31	200,000		231,182
University of California, Limited Project, Series 2017M, 5.00%, 5/15/34	100,000		121,631
		19,358,147
Colorado 3.9%
Adams & Weld Counties School District No 27J Brighton, 5.00%, 12/01/42	100,000		121,490
Arapahoe County School District No 5 Cherry Creek, Series 2017C, 5.00%, 12/15/35	100,000		123,131
Board of Governors of Colorado State University System, Refunding, Series 2017A, 4.00%, 3/01/35	115,000		132,001
City of Colorado Springs, Refunding, Series 2017A-1, 4.00%, 11/15/33	100,000		116,185
City of Greeley, 4.00%, 8/01/31	100,000		117,824
City of Westminster, Refunding, 5.00%, 12/01/30	200,000		265,140
Denver Convention Center Hotel Authority, Senior, Refunding, 5.00%, 12/01/23	880,000		950,479
Regional Transportation District,
Denver Transit Partners LLC, Refunding, 5.00%, 7/15/31	900,000		1,164,825
Refunding, 5.00%, 1/15/32	250,000		322,806
Sterling Ranch Community Authority Board, Refunding, Series 2020A, 3.375%, 12/01/30	25,000		27,305
University of Colorado, Refunding, VRDN, 2.00%, 6/01/51	1,500,000		1,575,874

			4,917,060
Connecticut 1.2%
Connecticut State Health & Educational Facilities Authority, Refunding, Series 2014B, VRDN, 1.80%, 7/01/49	225,000		230,725

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Hartford County Metropolitan District, Clean Water Project Revenue, Refunding, Series 2021A, 4.00%,
2/01/39	745,000	896,521
State of Connecticut, Series 2015A, 5.00%, 8/01/31	320,000	368,725
		1,495,971
Delaware 0.3%
University of Delaware, 5.00%, 11/01/37	250,000	316,114

District of Columbia 1.4%
District of Columbia Water & Sewer Authority, Sub Series 2019A, 4.00%, 10/01/49	475,000	558,234
Washington Metropolitan Area Transit Authority, Green Bond, Series 2021A, 4.00%, 7/15/34	1,000,000	1,236,557
		1,794,791
Florida 2.7%
City of Gainesville, Utilities System Revenue, Series 2017A, 5.00%, 10/01/36	250,000	305,413
City of Pompano Beach, John Knox Village of Florida, Inc. Obligated Group, 3.50%, 9/01/30	250,000	270,786
County of Miami-Dade, Refunding, Series 2020A, 4.00%, 10/01/34	1,000,000	1,196,593
County of Pasco, Series 2019B, 5.00%, 10/01/36	455,000	581,452
County of Sarasota, 5.00%, 10/01/34	250,000	322,907
State of Florida, Refunding, Series 2020A, 3.00%, 7/01/36	650,000	715,156
		3,392,307
Georgia 1.4%
City of Atlanta, Department of Aviation, Series 2019A, 5.00%, 7/01/34	175,000	222,141
Cobb County Kennestone Hospital Authority, WellStar Health System Obligated Group, 3.00%, 4/01/37	910,000	990,701
Main Street Natural Gas, Inc.,
Series 2018A, VRDN, 4.00%, 4/01/48	100,000	105,440
Series 2018B, Monthly, VRDN, 0.816%, 4/01/48	425,000	427,179
		1,745,461
Hawaii 0.2%
State of Hawaii, Refunding, Series 2016B, 5.00%, 1/01/29	255,000	302,893

Illinois 7.6%
Chicago Transit Authority Capital Grant Receipts, Section 5307, Refunding, 5.00%, 6/01/28	1,000,000	1,244,333
City of Chicago,
zero cpn., 1/01/31	1,000,000	839,158
Wastewater Transmission Revenue, Refunding, Series 1998A, zero cpn., 1/01/27	1,580,000	1,492,409
Illinois Finance Authority,
Refunding, Monthly, VRDN, 0.567%, 11/01/34	285,000	285,025
State of Illinois Water Revolving Fund - Clean Water Program, 4.00%, 7/01/38	1,000,000	1,208,735
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series 2021B, 5.00%, 12/01/33	1,500,000	2,007,860
Northern Illinois University,
Refunding, 5.00%, 10/01/25	325,000	374,445
Refunding, 5.00%, 10/01/26	295,000	349,233
State of Illinois,
Series 2019B, 4.00%, 11/01/38	200,000	229,770
5.50%, 5/01/30	100,000	130,839
5.50%, 5/01/39	250,000	319,649
Refunding, 5.00%, 2/01/28	700,000	828,436
Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	150,000	155,182
		9,465,074
Indiana 0.2%
East Allen Multi School Building Corp., East Allen County Schools, 5.00%, 1/15/38	250,000	300,111

Iowa 0.1%
Iowa Tobacco Settlement Authority, Refunding, Class A, Series 2021B-1, 0.375%, 6/01/30	140,000	140,054

Kansas 0.1%
Douglas County Unified School District No 497 Lawrence, Series 2017A, 3.50%, 9/01/32	100,000	110,005

Kentucky 0.8%
Kentucky Municipal Power Agency, Prairie State Project, Refunding, 5.00%, 9/01/34	285,000	340,484

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Louisville/Jefferson County Metropolitan Government, VRDN, 5.00%, 10/01/47	500,000	639,304
		979,788
Louisiana 2.8%
City of New Orleans, Series 2020B, 5.00%, 6/01/30	800,000	1,028,554
Louisiana Local Government Environmental Facilities & Community Development Authority, Parish of St
Bernard LA, 4.00%, 11/01/45	1,000,000	1,012,586
State of Louisiana, Series 2017B, 4.00%, 10/01/34	240,000	278,580
Terrebonne Levee & Conservation District, Series 2020B, 4.00%, 6/01/39	1,000,000	1,144,502
		3,464,222
Maine 0.1%
Maine Municipal Bond Bank, Series 2017C, 5.00%, 11/01/31	135,000	166,031

Maryland 3.2%
City of Cumberland,
Refunding, 5.00%, 6/01/26	1,135,000	1,343,145
Refunding, 5.00%, 6/01/27	1,210,000	1,470,607
County of Prince George's, Series 2017A, 3.00%, 9/15/32	100,000	110,103
Maryland Community Development Administration, Series 2021C, 0.375%, 7/01/23	500,000	500,011
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding,
4.00%, 1/01/30	365,000	435,042
State of Maryland, Series 2019-1, 5.00%, 3/15/32	135,000	172,099
		4,031,007
Massachusetts 5.2%
Commonwealth of Massachusetts,
Series 2019G, 5.00%, 9/01/27	550,000	680,560
Sereis 2020, 5.00%, 7/01/37	350,000	453,294
Massachusetts Bay Transportation Authority, Sustainability Bond, Series 2017A-1, 5.00%, 7/01/33	100,000	121,677
Massachusetts Clean Energy Cooperative Corp., Green Bond, 2.135%, 7/01/29	1,295,000	1,295,612
Massachusetts Development Finance Agency,
Springfield College, Green Bond, 5.00%, 6/01/26	420,000	492,635
Springfield College, Green Bond, 5.00%, 6/01/27	440,000	529,095
Beth Israel Lahey Health Obligated Group, Refunding, Series 2016I, 5.00%,
7/01/34	490,000	574,802
Massachusetts Housing Finance Agency, Sustainability Bond, Series 2021B-1, 2.60%, 12/01/41	2,000,000	2,049,366
Town of Braintree, 4.00%, 6/01/32	250,000	295,857
		6,492,898
Michigan 1.5%
Michigan Finance Authority,
Tobacco Settlement Revenue, Refunding, Class 2, Series 2020B-1, 1.25%,
6/01/30	115,000	115,335
Refunding, 5.00%, 11/15/27	1,495,000	1,790,613
		1,905,948
Minnesota 0.7%
City of Center City, Refunding, 4.00%, 11/01/34	125,000	143,353
Minnesota Higher Education Facilities Authority, Macalester College, 3.00%, 3/01/35	500,000	533,684
Northern Municipal Power Agency, Refunding, 5.00%, 1/01/36	100,000	118,061
Southern Minnesota Municipal Power Agency, Series 2017A, 5.00%, 1/01/31	100,000	121,134
		916,232
Mississippi 0.5%
Mississippi Development Bank, County of Jackson Project, 3.625%, 11/01/36	400,000	398,848
Mississippi Home Corp., Patriot Services Group Obligated Group, 5.20%, 6/01/36	280,000	276,423
		675,271
Missouri 1.3%
Health & Educational Facilities Authority of the State of Missouri, St Luke's Episcopal-Presbyterian Hospitals
Obligated Group, 4.00%, 12/01/35	755,000	872,820
Kansas City Industrial Development Authority, AMT, 5.00%, 3/01/33	500,000	631,996

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Park Hill School District of Platte County, 3.00%, 3/01/33	100,000	106,719
		1,611,535
Montana 0.1%
Cascade County High School District A Great Falls, 5.00%, 7/01/25	100,000	114,910

Nevada 0.1%
Clark County School District, Series 2017A, 5.00%, 6/15/26	100,000	118,669

New Hampshire 0.1%
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire
Obligated Group, Refunding, Series 2017A, 5.00%, 7/01/27	100,000	122,821

New Jersey 6.4%
New Jersey Economic Development Authority,
Refunding, Series 2019A, VRDN, 5.25%, 4/01/28	1,000,000	1,250,162
State of New Jersey Department of the Treasury, Refunding, Weekly, VRDN,
1.70%, 3/01/28	1,000,000	1,011,296
New Jersey Transportation Trust Fund Authority,
Series 2006C, zero cpn., 12/15/29	870,000	766,886
5.00%, 6/15/34	1,000,000	1,230,038
Newark Board of Education, Sustainability Bonds, 5.00%, 7/15/25	250,000	287,454
Pinelands Regional School District, 3.00%, 8/01/27	100,000	109,388
State of New Jersey,
COVID-19 General Obligation Emergency Bonds, Series 2020A, 4.00%, 6/01/32	2,000,000	2,498,874
Series 2020A, 3.00%, 6/01/32	740,000	843,206
		7,997,304
New Mexico 0.1%
City of Santa, Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000	116,370

New York 9.1%
City of New York,
Series 2017B-1, 4.00%, 10/01/36	100,000	115,232
Subseries 2018F-1, 5.00%, 4/01/37	500,000	614,752
Long Island Power Authority, Series 2019A, 5.00%, 9/01/28	300,000	379,463
Metropolitan Transportation Authority,
Green Bond, Series 2021A-1, 4.00%, 11/15/45	1,000,000	1,150,731
Refunding, Series 2017B, 5.00%, 11/15/28	100,000	124,227
Climate Bond Certified, 5.00%, 11/15/32	500,000	631,528
Refunding, Subseries 2012G-4, Monthly, VRDN, 0.616%, 11/01/30	995,000	997,819
New York City Industrial Development Agency, Queens Ballpark Co. LLC, Refunding, 5.00%, 1/01/26	1,000,000	1,168,291
New York City Water & Sewer System, Water & Sewer System, Refunding, 5.00%, 6/15/26	1,000,000	1,193,956
New York Liberty Development Corp., Green Bonds- 4 World Trade, Refunding, 2.50%, 11/15/36	1,900,000	1,942,486
New York State Dormitory Authority,
Refunding, 3.00%, 10/01/33	100,000	106,991
Rochester Institute of Technology, 5.00%, 7/01/39	300,000	377,411
New York State Urban Development Corp., State of New York Personal Income Tax Revenue, Series 2013C,
5.00%, 3/15/31	630,000	665,303
New York Transportation Development Corp.,
Refunding, 5.00%, 12/01/34	500,000	637,871
AMT, Refunding, 5.00%, 12/01/30	100,000	128,086
Western Nassau County Water Authority, Green Bonds, Series 2021A, 4.00%, 4/01/40	900,000	1,081,708
		11,315,855
North Carolina 0.2%
City of Winston-Salem, 4.00%, 6/01/33	100,000	116,450
University of North Carolina at Charlotte, 4.00%, 10/01/34	100,000	115,292
		231,742
Ohio 4.4%
American Municipal Power, Inc., Refunding, 5.00%, 2/15/33	705,000	901,962
City of Columbus, Series 2017A, 3.00%, 4/01/28	100,000	111,321
County of Franklin,
Nationwide Children's Hospital, Inc., 3.125%, 11/01/33	50,000	54,086
Sales Tax Revenue, 5.00%, 6/01/43	450,000	553,826

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Hudson City School District, 4.00%, 12/01/31	100,000	112,852
Licking Heights Local School District, 5.00%, 10/01/30	100,000	122,377
Northeast Ohio Regional Sewer District, Refunding, 4.00%, 11/15/34	100,000	117,666
Ohio State University, 5.00%, 12/01/23	3,000,000	3,267,249
Ohio Water Development Authority, Refunding, 4.00%, 12/01/30	100,000	125,084
State of Ohio, Highway, Series 2016S, 5.00%, 5/01/23	100,000	106,317
		5,472,740
Oklahoma 0.5%
City of Oklahoma City, 4.00%, 3/01/33	500,000	573,504

Oregon 3.4%
Clackamas County, School District No 7J Lake Oswego, 5.00%, 6/01/29	310,000	378,525
County of Washington, 5.00%, 3/01/25	175,000	200,258
Deschutes County Hospital Facilities Authority, St Charles Health System Obligated Group, 4.00%, 1/01/38	1,000,000	1,192,974
Port of Portland OR Airport Revenue, AMT, Series 2021-27A, 4.00%, 7/01/50	2,000,000	2,287,873
Portland Community College District, 5.00%, 6/15/25	100,000	115,479
State of Oregon Housing & Community Services Department, Series 2017D, 3.15%, 7/01/32	60,000	62,017
		4,237,126
Pennsylvania 1.7%
Delaware Valley Regional Finance Authority, Series 1998A, 5.50%, 8/01/28	810,000	1,034,582
Pennsylvania Economic Development Financing Authority,
Series 2017A, 5.00%, 11/15/29	750,000	920,212
UPMC Obligated Group, Series 2017A, 3.375%, 11/15/33	125,000	137,748
		2,092,542
Puerto Rico 0.7%
Puerto Rico Highway & Transportation Authority,
Refunding, Series 2007N, 5.25%, 7/01/36	200,000	215,827
Series 2007CC, 5.50%, 7/01/28	550,000	614,226
		830,053
South Carolina 0.5%
City of Columbia, Stormwater System Revenue, Special Assessment, 5.00%, 2/01/39	520,000	643,513

South Dakota 0.8%
County of Lincoln, Augustana College Association, 4.00%, 8/01/41	900,000	1,019,512

Tennessee 1.9%
Chattanooga Health Educational & Housing Facility Board, Series 2019A-1, 5.00%, 8/01/25	250,000	288,835
City of Kingsport, Series 2017B, 3.00%, 3/01/35	130,000	137,509
City of Lawrenceburg, Refunding, 2.50%, 6/01/27	100,000	102,334
Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste Management,
Inc. of Tennessee Project, VRDN, 0.58%, 8/01/31	1,200,000	1,196,636
Metropolitan Government of Nashville & Davidson County,
Water & Sewer Revenue, Series 2017A, 5.00%, 7/01/36	100,000	121,706
Refunding, 4.00%, 7/01/29	100,000	117,024
Tennessee Housing Development Agency, Refunding, 1.95%, 1/01/26	250,000	259,711
Tennessee State School Bond Authority, Higher Educational Facility 2nd Program, 5.00%, 11/01/37	100,000	122,671
		2,346,426
Texas 1.2%
Central Texas Regional Mobility Authority, Refunding, Series 2020B, 5.00%, 1/01/33	400,000	508,523
City of El Paso, Water & Sewer Revenue, 4.00%, 3/01/33	100,000	114,322
City of Fort Worth, 5.00%, 2/15/32	295,000	365,078
City of Round Rock, Utility System Revenue, Refunding, 2.75%, 8/01/29	100,000	106,043
Pflugerville Independent School District, Series 2019A, 5.00%, 2/15/29	100,000	124,661
Texas A&M University, Refunding, Series 2017C, 5.00%, 5/15/33	100,000	121,434
Texas Water Development Board, State Water Implementation Revenue Fund, Series 2017A, 4.00%,
10/15/33	115,000	134,775
		1,474,836
Utah 1.3%
City of Provo, Refunding, 4.00%, 1/01/23	100,000	103,792
Utah Infrastructure Agency, 4.00%, 10/15/30	500,000	595,901
Utah State Building Ownership Authority, Master Lease Program, 2.50%, 5/15/27	100,000	105,003

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Utah Transit Authority, Refunding, Series 2015A, 5.00%, 6/15/29	500,000	578,039
Utah Water Finance Agency, Central Valley Water Reclamation Facility, Series 2019B, 5.00%, 3/01/38	200,000	249,511
		1,632,246
Virginia 2.6%
Charles City County Economic Development Authority, Waste Management, Inc., AMT, 1.45%, 4/01/27	1,100,000	1,112,803
Fairfax County Economic Development Authority, County of Fairfax, 4.00%, 10/01/37	1,630,000	2,007,083
Virginia College Building Authority, 5.00%, 9/01/32	100,000	125,549
		3,245,435
Washington 3.5%
Central Puget Sound Regional Transit Authority, Green Bond, Refunding, Series 2021S-1, 5.00%, 11/01/22	1,080,000	1,123,362
City of Seattle,
Drainage & Wastewater Revenue, 4.00%, 4/01/31	125,000	141,629
Municipal Light & Power Revenue, Series 2017C, 4.00%, 9/01/35	700,000	807,693
King & Snohomish Counties School District No 417 Northshore, 5.00%, 12/01/31	100,000	124,141
Spokane County School District No 356 Central Valley,
5.00%, 12/01/28	310,000	385,821
5.00%, 12/01/26	100,000	120,944
Washington Health Care Facilities Authority,
Refunding, Series 2017B, 5.00%, 8/15/29	125,000	154,190
5.00%, 12/01/32	250,000	323,006
Washington State Housing Finance Commission, Series 2021A-1, 3.50%, 12/20/35	991,801	1,149,941
		4,330,727
Wisconsin 4.6%
City of Brookfield, Refunding, 3.00%, 12/01/25	100,000	109,391
Public Finance Authority,
RED River Valley Alliance LLC, AMT, 4.00%, 9/30/51	2,250,000	2,482,697
VRDN, 3.50%, 12/01/50	200,000	203,084
University of Wisconsin Hospitals & Clinics, Obligated Group, Green Bond, 4.00%, 4/01/46	2,000,000	2,389,748
Wisconsin Center District, Series 2020C, zero cpn., 12/15/30	680,000	569,254
		5,754,174
Wyoming 0.9%
County of Laramie, Cheyenne Regional Medical Center, Refunding, 3.00%, 5/01/42	1,000,000	1,064,579

Total Investments (Cost $119,481,856) 97.6%		121,909,928

Other Assets, less Liabilities 2.4%		3,014,551
Net Assets 100.0%		$124,924,479

*The principal amount is stated in U.S. dollars unless otherwise indicated.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin Liberty Senior Loan ETF	Country	Principal Amount*	Value
* Corporate Bonds & Notes 3.1%
Airlines 0.9%
[a] American Airlines Inc./AAdvantage Loyalty IP Ltd., senior secured note,
144A, 5.50%, 4/20/26	United States	1,500,000	$1,562,145
[a] Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 10/20/25	United States	250,000	262,908
			1,825,053
Chemicals 0.4%
[a] SCIH Salt Holdings Inc., senior secured note, 144A, 4.875%, 5/01/28	United States	500,000	480,783
[a] Unifrax Escrow Issuer Corp., senior bond, 144A, 5.25%, 9/30/28	United States	419,400	424,726
			905,509
Commercial Services & Supplies 0.1%
[a] MPH Acquisition Holdings LLC, senior secured, 144A, 5.50%, 9/01/28	United States	213,000	216,252
Communications Equipment 0.1%
[a] CommScope Inc., senior secured, 144A, 4.75%, 9/01/29	United States	288,500	287,218
Construction Materials 0.2%
[a] Cemex SAB de CV, senior secured note, 144A, 5.20%, 9/17/30	Mexico	375,000	403,228
Containers & Packaging 0.2%
[a] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA, senior secured note, 4.00% 144A, 10/15/27	United States	400,000	389,528
Diversified Financial Services 0.3%
[a] Altice France SA, senior secured note, 144A, 5.125%, 7/15/29	France	500,000	488,595
[a] Vmed O2 UK Financing I PLC, senior secured bond, 144A, 4.25%, 1/31/31	United Kingdom	210,000	206,140
			694,735
Media 0.3%
[a] Diamond Sports Group LLC/Diamond Sports Finance Co., first lien, 144A,
5.375%, 8/15/26	United States	1,210,000	606,391
[a] Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 2/15/25	United States	44,444	44,944
			651,335
Oil, Gas & Consumable Fuels 0.1%
[a] Cheniere Energy Inc., senior secured, 144A, 10/15/28	United States	150,000	159,802
[a] Weatherford International Ltd., senior secured, 144A, 6.50%, 9/15/28	United States	44,600	47,253
			207,055
Pharmaceuticals 0.4%
[a] Endo Luxembourg Finance Co. I Sarl/Endo US Inc., 144A, 6.125%, 4/01/29	United States	925,000	908,327
Specialty Retail 0.1%
[a] Staples Inc., 144A, 7.50%, 4/15/26	United States	161,000	165,637

Total Corporate Bonds & Notes (Cost $6,822,519)			6,653,877
[b] Senior Floating Rate Interests 91.9%
Aerospace & Defense 3.8%
Dynasty Acquisition Co. Inc.,
Initial Term B-1 Loan, 3.724%, 4/06/26	United States	2,343,085	2,286,194
Initial Term B-2 Loan (CAD), 3.724%, 4/06/26	United States	1,259,723	1,229,137
Madison IAQ LLC, Term Loan, 3.75%, 6/21/28	United States	1,642,336	1,643,018
Peraton Holding Corp., Term Loan B1, 2/01/28	United States	3,142,617	3,149,342
			8,307,691
Air Freight & Logistics 0.7%
Kenan Advantage Group Inc., 2021 Term Loan B1, 4.50%, 3/24/26	United States	1,464,517	1,462,583
Airlines 3.6%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 4/20/28	United States	724,129	751,606

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Air Canada, 2021 Term Loan B, 4.25%, 8/11/28	Canada	1,165,116	1,165,740
American Airlines Inc., 2018 Replacement Term Loans, 3.542%, 6/27/25	United States	1,733,130	1,647,556
Kestrel Bidco Inc., Term Loan B, 4.00%, 12/11/26	Canada	2,568,631	2,501,063
SkyMiles IP Ltd/Delta Air Lines Inc., Term Loan B, 4.75%, 10/20/27	United States	136,597	144,793
United Airlines Inc., 2021 Term Loan B, 4.50%, 4/21/28	United States	1,495,675	1,504,424
			7,715,182
Auto Components 0.7%
Clarios Global LP, 2021 USD Term Loan B, 3.359%, 4/30/26	United States	1,555,327	1,549,300
Auto Parts & Equipment 1.0%
[c] First Brands Group LLC, 2021 Term Loan, TBD, 3/30/27	United States	666,667	671,000
Truck Hero Inc., 2021 Term Loan B, 4.50%, 1/31/28	United States	1,393,490	1,388,815
			2,059,815
Building Products 2.0%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 4.25%,
5/12/28	United States	2,773,968	2,768,434
White Cap Buyer LLC, Term Loan, 4.50%, 10/19/27	United States	1,587,226	1,590,646
			4,359,080
Casinos & Gaming 0.9%
[c] Twin River Worldwide Holdings Inc., 2021 Term Loan B, TBD, 10/02/28	United States	2,000,000	2,003,470
Chemicals 2.0%
INEOS Styrolution US Holding LLC, 2021 USD Term Loan B, 3.25%,
1/29/26	United States	1,722,345	1,719,477
Nouryon USA LLC, Term Loan B, 3.151%, 10/01/25	Netherlands	1,011,995	1,009,783
SCIH Salt Holdings Inc., 2021 Incremental Term Loan B, 4.75%, 3/16/27	United States	1,508,445	1,496,189
			4,225,449
Commercial Services & Supplies 3.5%
Intrado Corp., Term B Loans, 5.00%, 10/10/24	United States	749,698	713,518
KUEHG Corp., 2018 Incremental Term Loan, 4.75%, 2/21/25	United States	1,390,741	1,365,541
PECF USS Intermediate Holding III Corporation, Term Loan B, 4.75%,
12/15/28	United States	1,043,949	1,046,376
Prime Security Services Borrower LLC, 2021 Term Loan, 3.50%, 9/23/26	United States	2,656,963	2,657,561
Spin Holdco Inc., 2021 Term Loan, 4.75%, 3/04/28	United States	1,691,500	1,699,019
			7,482,015
Communications Equipment 0.6%
CommScope Inc., Initial Term Loans, 3.406%, 4/06/26	United States	1,378,522	1,363,303
Computer & Electronics Retail 0.8%
Vision Solutions Inc., 2021 Incremental Term Loan, 4.75%, 4/24/28	United States	1,686,950	1,686,950
Construction & Engineering 0.3%
[c] Brand Energy & Infrastructure Services Inc., 2017 Term Loan, TBD,
6/21/24	United States	695,582	682,056
Construction Materials 0.4%
Cornerstone Building Brands Inc., 2021 Term Loan B, 3.75%, 4/12/28	United States	888,681	888,405
Containers & Packaging 2.8%
BWAY Holding Company, 2017 Term Loan B, 3.443%, 4/03/24	United States	2,818,919	2,786,952
[c] Charter NEX US Inc., 2021 Term Loan, TBD, 12/01/27	United States	974,797	978,073
Klockner-Pentaplast of America Inc., 2021 Term Loan B, 5.25%, 2/12/26	Luxembourg	2,397,756	2,340,809
			6,105,834
Diversified Banks 0.5%
[c] Aqgen Island Holdings Inc., Term Loan, TBD, 8/02/28	United States	1,006,329	1,003,813
Diversified Financial Services 4.4%
Amentum Government Services Holdings LLC,
Term Loan B, 3.604%, 1/29/27	United States	1,522,523	1,503,019
Term Loan B, 5.50%, 1/29/27	United States	703,405	704,724
Asurion LLC,

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Replacement B-6 Term Loans, 3.229%, 11/03/23	United States	749,919	748,981
2021 2nd Lien Term Loan B4, 5.354%, 1/20/29	United States	697,666	695,706
Term Loan B-8, 3.354%, 12/23/26	United States	1,092,313	1,086,398
2021 2nd Lien Term Loan B3, 5.355%, 1/31/28	United States	819,599	823,184
Citadel Securities LP, 2021 Term Loan B, 2.609%, 2/02/28	United States	1,439,125	1,431,735
Edelman Financial Center LLC, 2021 Term Loan B, 6.50%, 4/07/28	United States	1,495,343	1,496,375
Jane Street Group LLC, 2021 Term Loan, 2.859%, 1/26/28	United States	930,122	924,211
			9,414,333
Diversified Telecommunication Services 1.7%
Altice France SA/Numericable U.S. LLC/Ypso France SAS, USD TLB-13
Incremental Term Loans, FRN, 4.237%, 8/14/26	France	2,391,957	2,383,585
Zayo Group Holdings Inc. (Front Range BidCo), Initial Dollar Term Loan,
3.156%, 3/09/27	United States	1,308,194	1,292,797
			3,676,382
Electronic Equipment & Instruments 1.4%
[c] Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, TBD, 7/27/28	United States	1,405,697	1,404,157
Verifone Systems Inc., 2018 1st Lien Term Loan, 4.429%, 8/20/25	United States	1,664,828	1,638,607
			3,042,764
Food Products 0.9%
[c] Triton Water Holdings Inc, Term Loan, TBD, 3/31/28	United States	2,028,668	2,009,649

Health Care Providers & Services 9.3%
ADMI Corp.,
2021 Incremental Term Loan B3, 4.00%, 12/23/27	United States	313,213	313,140
2021 Term Loan B2, 3.875%, 12/23/27	United States	2,670,745	2,657,391
CHG Healthcare Services Inc., 2021 Term Loan, 4.00%, 9/29/28	United States	914,631	915,888
Gainwell Acquisition Corp., Term Loan B, 4.75%, FRN thereafter, 10/01/27	United States	2,612,185	2,622,308
Global Medical Response Inc., 2018 New Term Loans, 5.25%, 3/14/25	United States	1,141,907	1,139,257
Heartland Dental LLC, 2021 Incremental Term Loan, 4.073%, 4/30/25	United States	316,591	316,524
Icon Luxembourg SARL,
LUX Term Loan, 2.75%, 7/03/28	Luxembourg	757,527	758,736
US Term Loan, 2.75%, 7/03/28	United States	188,738	189,039
Medical Solutions L.L.C.,
2021 Delayed Draw Term Loan, 3.64%, 11/01/28	United States	64,000	64,012
2021 First Lien Term Loan, 4.00%, 11/01/28	United States	745,231	745,365
Medline Borrower LP, USD Term Loan B, 3.75%, 10/23/28	United States	1,954,717	1,956,486
National Mentor Holdings Inc.,
2021 Delayed Draw Term Loan, 3.75%, 3/02/28	United States	92,218	91,354
2021 Term Loan, 4.50%, 3/02/28	United States	1,981,756	1,963,177
2021 Term Loan C, 4.50%, 3/02/28	United States	62,563	61,977
Phoenix Guarantor Inc.,
2020 Term Loan B, 3.354%, 3/05/26	United States	1,028,230	1,023,006
2021 Term Loan B3, 3.604%, 3/05/26	United States	792,879	790,699
Radiology Partners Inc., 2018 1st Lien Term Loan B, 4.334%, 7/09/25	United States	724,138	714,988
Team Health Holdings Inc., 1st Lien Term Loan, 3.75%, 2/06/24	United States	1,318,513	1,264,454
U.S. Anesthesia Partners Inc., 2021 Term Loan, 4.75%, 10/01/28	United States	850,103	849,095
[c] U.S. Radiology Specialists Inc., 2020 Term Loan, TBD, 12/10/27	United States	491,329	491,713
[c] U.S. Renal Care Inc., 2019 Term Loan B, TBD, 6/26/26	United States	1,091,624	1,064,476
			19,993,085
Home Furnishings 0.5%
AI Aqua Merger Sub Inc.,
[c] 2021 1st Lien Delayed Draw Term Loan, TBD, 7/31/28	United States	100,000	100,402
2021 1st Lien Term Loan B, 4.50%, 7/31/28	United States	1,025,000	1,029,115
			1,129,517
Hotels Restaurants & Leisure 2.3%
Caesars Resort Collection LLC,
Term B Loans, 2.854%, 12/23/24	United States	1,322,016	1,316,853
Term B-1 Loans, 3.604%, 7/21/25	United States	820,903	822,545
Golden Nugget Inc., 2017 Incremental Term Loan B, 3.25%, 10/04/23	United States	1,363,357	1,357,154
Hilton Grand Vacations BWR LLC, 2021 Term Loan B, 3.50%, 8/02/28	United States	395,833	396,774

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

IRB Holding Corp., Fourth Amendment Incremental Term Loan, 4.25%,
12/15/27	United States	1,144,164	1,145,771
			5,039,097
Insurance 2.7%
Acrisure LLC,
Term Loan B, 3.724%, 2/15/27	United States	1,730,627	1,714,186
2021 First Lien Term Loan B, 4.75%, 2/15/27	United States	244,755	245,061
Alliant Holdings Intermediate LLC, 2021 Term Loan B4, 4.00%, 11/06/27	United States	759,748	759,884
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Initial Term
Loan, 2.906%, 5/09/25	United States	930,123	922,035
AssuredPartners Inc.,
2020 February Refinancing Term Loans, 3.604%, 2/12/27	United States	1,671,553	1,661,223
2021 Term Loan B, 4.00%, 2/12/27	United States	420,853	420,788
			5,723,177
Interactive Media & Services 1.6%
[c] Arches Buyer Inc., 2021 Term Loan B, TBD, 12/06/27	United States	600,000	596,778
Hunter Holdco 3 Limited, USD Term Loan B, 4.75%, 8/19/28	United Kingdom	778,285	780,721
MH Sub I LLC & Micro Holding Corp.,
Initial Term Loans, 3.604%, 9/13/24	United States	1,296,102	1,291,488
2020 June New Term Loans, 4.75%, 9/13/24	United States	837,553	840,347

			3,509,334
IT Services 3.6%
Deerfield Dakota Holding LLC, Term Loan B, 4.75%, 4/09/27	United States	1,885,921	1,890,494
Dun and Bradstreet Corp., Term Loan B, 3.898%, 2/06/26	United States	989,545	986,720
Sedgwick Claims Management Services Inc., Initial Term Loans, 3.334%,
12/31/25	United States	2,276,067	2,261,136
Verscend Holding Corp., 2021 Term Loan B, 4.084%, 8/27/25	United States	2,736,324	2,739,060
			7,877,410
Machinery 1.3%
Vertical US Newco Inc., (thyssenkrupp Elevator), Term Loan B, 4.00%,
7/30/27	United States	2,822,552	2,828,042

Media 9.0%
[c] AMC Entertainment Holdings Inc., 2019 Term Loan B, TBD, 4/22/26	United States	248,087	224,363
Cengage Learning Inc., 2021 Term Loan B, 5.75%, 6/29/26	United States	3,035,433	3,047,605
[c] Clear Channel Outdoor Holdings Inc., Term B Loan, TBD, 8/21/26	United States	2,946,816	2,910,290
Crown Finance US Inc., 2018 USD Term Loan, 3.50%, 2/28/25	United States	1,317,694	1,023,934
CSC Holdings LLC, March 2017 Incremental Term Loans, 2.402%, 7/17/25	United States	1,595,070	1,573,138
Diamond Sports Group LLC, Term Loan, 3.34%, 8/24/26	United States	934,105	438,768
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 5.25%,
7/28/28	United States	601,940	600,155
[d] Nexstar Broadcasting Inc., Term B-4 Loan, 9/18/26	United States	910,393	909,829
Radiate Holdco LLC, 2021 Term Loan B, 4.00%, 9/25/26	United States	2,782,891	2,777,102
Univision Communications Inc.,
2021 First Lien Term Loan B, 4.00%, 3/15/26	United States	2,272,155	2,280,142
[c] 2021 Term Loan B, TBD, 5/05/28	United States	342,391	342,330
Virgin Media Bristol LLC, 2020 USD Term Loan Q, 1/31/29	United States	1,370,000	1,371,397
William Morris Endeavor Entertainment LLC and IMG LLC, Term Loan B,
2.90%, 5/18/25	United States	2,014,201	1,975,680
			19,474,733
Personal Products 1.9%
Conair Holdings LLC, Term Loan B, 4.25%, 5/17/28	United States	1,269,310	1,271,462
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 4.50%, 10/01/26	Luxembourg	2,844,505	2,859,026
			4,130,488
Pharmaceuticals 3.8%
eResearchTechnology Inc., 2020 1st Lien Term Loan, 5.50%, 2/04/27	United States	2,292,054	2,302,723
Jazz Financing Lux S.a.r.l., USD Term Loan, 4.00%, 5/05/28	United States	1,408,960	1,415,920
[c] Organon & Co., USD Term Loan, TBD, 6/02/28	United States	1,058,702	1,061,238
[c] Parexel International Corporation, 2021 1st Lien Term Loan, TBD, 11/15/28	United States	1,093,548	1,095,058
PetVet Care Centers LLC, 2021 Term Loan B3, 4.25%, 2/14/25	United States	732,274	733,097

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Valeant Pharmaceuticals International, Initial Term Loans, 3.084%, 6/02/25	United States	1,547,741	1,542,518
			8,150,554
Precious Metals & Minerals 0.3%
Lucid Energy Group II Borrower LLC, 2021 Term Loan, 5.00%, 11/24/28	United States	598,500	592,216

Real Estate Management & Development 1.0%
[c] Brookfield Property REIT Inc., 1st Lien Term Loan B, TBD, 8/27/25	United States	476,750	470,791
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
8/21/25	United States	1,605,263	1,597,237
			2,068,028
Retail REITs 1.7%
Great Outdoors Group LLC, 2021 Term Loan B1, 4.50%, 3/06/28	United States	2,888,731	2,895,649
Restoration Hardware Inc., Term Loan B, 3.00%, 10/20/28	United States	812,669	812,060
			3,707,709
Software 16.2%
Athenahealth Inc., 2021 Term Loan B1, 4.453%, 2/11/26	United States	3,241,167	3,245,624
Cloudera Inc.,
2021 Term Loan, 4.25%, 10/08/28	United States	1,233,333	1,231,600
2021 Second Lien Term Loan, 6.50%, 10/08/29	United States	303,306	304,064
Cornerstone OnDemand Inc., 2021 Term Loan, 4.25%, 10/16/28	United States	1,506,024	1,503,599
DCert Buyer Inc., Term Loan B, 4.109%, 10/16/26	United States	2,893,990	2,892,181
Epicor Software Corporation, Term B Loans, 4.00%, 7/30/27	United States	1,819,274	1,820,211
Finastra USA Inc., Dollar Term Loan, 4.50%, 6/13/24	United States	2,908,825	2,899,735
Hyland Software Inc.,
2021 2nd Lien Term Loan, 7.00%, 7/07/25	United States	30,303	30,621
Term Loan, 4.25%, 7/01/24	United States	2,714,384	2,727,956
Idera Inc., 2021 Term Loan, 4.50%, 3/02/28	United States	1,228,999	1,229,576
Ivanti Software Inc.,
2020 Term Loan B, 5.75%, 12/01/27	United States	1,094,500	1,099,053
2021 Add On Term Loan B, 4.75%, 12/01/27	United States	140,358	139,861
[c] 2021 Term Loan B, TBD, 12/01/27	United States	500,000	501,405
LogMeIn Inc., Initial Term Loans, 4.833%, 8/31/27	United States	2,389,720	2,379,755
[c] MA Finance Co., Tranche B-4 Term Loans, TBD, 6/05/25	United States	436,581	443,404
[c] MedAssets Software Intermediate Holdings Inc., 2021 Term Loan, TBD,
11/17/28	United States	1,185,140	1,186,989
Mitchell International Inc., 2021 Term Loan B, 4.25%, 10/15/28	United States	1,193,000	1,187,781
Navicure Inc., 2019 Term Loan B, 4.084%, 10/22/26	United States	1,306,216	1,306,758
Polaris Newco LLC, USD Term Loan B, 4.50%, 6/02/28	United States	2,892,750	2,896,207
[c] Quest Software US Holdings Inc., 2018 1st Lien Term Loan, TBD, 5/16/25	United States	1,291,054	1,291,545
RealPage Inc., 1st Lien Term Loan, 3.75%, 4/24/28	United States	872,008	870,513
Sovos Compliance LLC,
2021 Term Loan, 5.00%, 8/11/28	United States	469,542	471,340
2021 Delayed Draw Term Loan, 4.50%, 8/11/28	United States	81,086	81,396
The Ultimate Software Group Inc, 2021 Incremental Term Loans, 4.00%,
5/04/26	United States	2,469,289	2,460,535
[c] Tibco Software Inc., 2021 Term Loan, TBD, 6/30/26	United States	615,385	610,385
Ultimate Software Group Inc (The), 2021 2nd Lien Term Loan, 5.75%,
5/03/27	United States	270,096	271,729
			35,083,823
Specialty Retail 3.5%
Michaels Companies Inc., 2021 Term Loan B, 5.00%, 4/15/28	United States	1,603,945	1,592,204
PetSmart Inc., 2021 Term Loan B, 4.50%, 2/11/28	United States	1,438,188	1,442,237
[c] SRS Distribution Inc., 2021 Term Loan B, TBD, 6/02/28	United States	983,717	982,969
Staples Inc., 2019 Refinancing Term B-1 Loans, 5.126%, 4/16/26	United States	2,856,661	2,767,076

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Whatabrands LLC, 2021 Term Loan B, 3.75%, 8/03/28	United States	837,956	836,192
			7,620,678
Technology Hardware, Storage & Peripherals 1.2%
Greeneden U.S. Holdings II LLC (Genesys), Initial Dollar Term Loan,
4.75%, 12/01/27	United States	2,680,464	2,693,035

Total Floating Rate Loans (Cost $198,871,392)			198,659,000
Asset-Backed Securities 0.9%
[a,e] BlueMountain CLO 2018-3 Ltd., 2018-3A, C, 144A, 2.444%, 2,10/25/2030	United States	1,000,000	1,000,105
[a,e] LCM XVIII LP, 2018A, CR, 144A, 2.121%, 2, 04/20/2031	United States	1,000,000	989,429

Total Asset-Backed Securities (Cost $1,996,875)			1,989,534
Total Investments before Short Term Investments (Cost $207,690,786)			207,302,411
Short Term Investments 5.1%
U.S. Government & Agency Securities (Cost $11,110,000) 5.1%
[f] Federal Home Loan Bank Discount Notes,1/03/22	United States	11,110,000	11,110,000
Total Investments (Cost $218,800,786) 101.0%			218,412,411
Other Assets, less Liabilities (1.0)%			(2,191,274)
Net Assets 100.0%			$216,221,137

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$8,643,411, representing 4.0% of net assets.
bThe coupon rate shown represents the rate at period end.
cA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
dA portion or all of the security purchased on a delayed delivery basis.
eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
fThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

CLO - Collateralized Loan Obligation
FRN - Floating Rate Note
REIT - Real Estate Investment Trust
TBD - To be determined
USD - Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Franklin Liberty Systematic Style Premia ETF	Country	Shares	Value
Common Stocks 69.6%
Aerospace & Defense 0.5%
General Dynamics Corp.	United States	1,038	$216,392
Textron Inc.	United States	1,002	77,354
			293,746
Air Freight & Logistics 0.7%
Deutsche Post AG	Germany	4,294	276,092
Expeditors International of Washington Inc.	United States	719	96,555
Yamato Holdings Co. Ltd.	Japan	1,300	30,515
			403,162
Auto Components 0.0%†
Aisin Seiki Co. Ltd.	Japan	700	26,807
Automobiles 0.2%
Stellantis NV	United States	6,222	118,065
Yamaha Motor Co. Ltd.	Japan	700	16,771
			134,836
Banks 2.8%
Banco Bilbao Vizcaya Argentaria SA	Spain	21,029	125,549
Bank Leumi Le-Israel BM	Israel	6,427	69,073
Bank of Montreal	Canada	2,500	269,544
Barclays PLC	United Kingdom	75,145	190,329
BOC Hong Kong (Holdings) Ltd.	Hong Kong	16,500	54,074
CaixaBank SA	Spain	19,365	53,161
Canadian Imperial Bank of Commerce	Canada	1,900	221,791
Hang Seng Bank Ltd.	Hong Kong	3,300	60,402
Israel Discount Bank Ltd., A	Israel	5,119	34,440
Mitsubishi UFJ Financial Group Inc.	Japan	53,000	287,610
Mizuho Financial Group Inc.	Japan	10,400	132,128
Raiffeisen Bank International AG	Austria	665	19,571
Societe Generale SA	France	3,578	122,901
			1,640,573
Beverages 0.1%
[a]Budweiser Brewing Co. APAC Ltd., 144A	China	7,600	19,935
Coca-Cola HBC AG	Russia	884	30,592
Suntory Beverage & Food Ltd.	Japan	600	21,675
			72,202
Biotechnology 3.4%
AbbVie Inc.	United States	4,978	674,021
Gilead Sciences Inc.	United States	5,408	392,675
[b]Moderna Inc.	United States	1,406	357,096
[b]Regeneron Pharmaceuticals Inc.	United States	462	291,762
[b]Vertex Pharmaceuticals Inc.	United States	1,125	247,050
			1,962,604
Building Products 0.7%
AGC Inc.	Japan	800	38,140
Compagnie de Saint-Gobain	France	2,246	158,025
Geberit AG	Switzerland	155	126,769
Owens Corning	United States	455	41,178
Xinyi Glass Holdings Ltd.	Hong Kong	7,000	17,508
			381,620
Capital Markets 4.3%
3i Group PLC	United Kingdom	4,207	82,567
Blackstone Inc.	United States	3,084	399,039
Cboe Global Markets Inc.	United States	405	52,812
Goldman Sachs Group Inc.	United States	1,486	568,469
IGM Financial Inc.	Canada	400	14,446
Julius Baer Group Ltd.	Switzerland	973	65,333
Moody's Corp.	United States	255	99,598

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Onex Corp.	Canada	300	$23,579
Partners Group Holding AG	Switzerland	99	164,339
S&P Global Inc.	United States	1,034	487,976
SBI Holdings Inc.	Japan	1,100	29,947
SEI Investments Co.	United States	515	31,384
T. Rowe Price Group Inc.	United States	994	195,460
The Carlyle Group Inc.	United States	707	38,814
UBS Group AG	Switzerland	15,340	276,445
			2,530,208
Chemicals 1.9%
Arkema SA	France	125	17,605
Asahi Kasei Corp.	Japan	5,400	50,692
Celanese Corp.	United States	490	82,349
CF Industries Holdings Inc.	United States	932	65,967
[a]Covestro AG, 144A	Germany	850	52,391
Dow Inc.	United States	3,316	188,084
DuPont de Nemours Inc.	United States	29	2,343
EMS-Chemie Holding AG	Switzerland	30	33,617
ICL Group Ltd.	Israel	3,121	30,093
LyondellBasell Industries NV, A	United States	1,190	109,754
Mitsubishi Chemical Holdings Corp.	Japan	5,600	41,433
Mitsubishi Gas Chemical Co. Inc.	Japan	700	11,841
Mitsui Chemicals Inc.	Japan	800	21,467
Mosaic Co.	United States	1,645	64,632
Nissan Chemical Corp.	Japan	500	29,004
Nitto Denko Corp.	Japan	700	54,040
Nutrien Ltd.	Canada	2,500	188,180
Sumitomo Chemical Co. Ltd.	Japan	6,400	30,123
Toray Industries Inc.	Japan	6,000	35,524
Tosoh Corp.	Japan	1,100	16,296
			1,125,435
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd.	Japan	1,000	25,122
Sohgo Security Services Co. Ltd.	Japan	300	11,906
TOPPAN Inc.	Japan	1,100	20,595
			57,623
Communications Equipment 0.3%
[b]F5 Networks Inc.	United States	86	21,045
[b]Nokia OYJ	Finland	23,430	148,517
			169,562
Construction Materials 0.2%
HeidelbergCement AG	Germany	652	44,131
James Hardie Industries PLC, CDI	United States	1,963	78,924
			123,055
Consumer Finance 0.6%
Ally Financial Inc.	United States	1,611	76,700
Capital One Financial Corp.	United States	1,992	289,019
			365,719
Containers & Packaging 0.2%
Avery Dennison Corp.	United States	363	78,615
Sealed Air Corp.	United States	152	10,255
			88,870
Distributors 0.3%
Genuine Parts Co.	United States	632	88,607
LKQ Corp.	United States	1,243	74,617

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Pool Corp.	United States	52	$29,432
			192,656
Diversified Financial Services 0.1%
Sofina SA	Belgium	67	32,915
			32,915
Diversified Telecommunication Services 0.6%
HKT Trust and HKT Ltd.	Hong Kong	16,000	21,508
[b]Liberty Global PLC, A	United Kingdom	688	19,085
[b]Liberty Global PLC, C	United Kingdom	1,513	42,500
Nippon Telegraph & Telephone Corp.	Japan	5,500	150,449
Telefonica SA	Spain	23,108	101,225
			334,767
Electric Utilities 0.7%
CK Infrastructure Holdings Ltd.	Hong Kong	3,000	19,105
CLP Holdings Ltd.	Hong Kong	7,500	75,757
EDF SA	France	2,113	24,822
Exelon Corp.	United States	1,405	81,153
[c]Fortum OYJ, Reg S	Finland	1,937	59,452
NRG Energy Inc.	United States	1,032	44,459
Power Assets Holdings Ltd.	Hong Kong	6,000	37,402
Red Electrica Corp. SA	Spain	1,859	40,220
			382,370
Electrical Equipment 1.0%
ABB Ltd.	Switzerland	4,737	181,442
Emerson Electric Co.	United States	2,599	241,629
Fuji Electric Co. Ltd.	Japan	600	32,721
Mitsubishi Electric Corp.	Japan	7,900	100,058
			555,850
Electronic Equipment, Instruments & Components 0.4%
[b]Arrow Electronics Inc.	United States	317	42,564
Murata Manufacturing Co. Ltd.	Japan	2,400	190,845
			233,409
Entertainment 0.0%†
Bollore SA	France	3,940	22,044
Equity Real Estate Investment Trusts (REITs) 1.3%
Canadian Apartment Properties REIT	Canada	300	14,241
Covivio	France	232	19,048
Dexus	Australia	4,572	36,964
Extra Space Storage Inc.	United States	96	21,766
Goodman Group	Australia	7,173	138,201
GPT Group	Australia	8,130	32,037
Link REIT	Hong Kong	9,100	80,130
Mirvac Group	Australia	17,158	36,301
Public Storage	United States	670	250,955
RioCan Real Estate Investment Trust	Canada	700	12,713
Segro PLC	United Kingdom	5,196	101,097
Simon Property Group Inc.	United States	71	11,344
Stockland	Australia	10,235	31,551
			786,348
Food & Staples Retailing 2.1%
Alimentation Couche-Tard Inc.	Canada	2,300	96,505
Carrefour SA	France	2,675	48,992
J Sainsbury PLC	United Kingdom	5,863	21,902
Jeronimo Martins SGPS SA	Portugal	1,219	27,864
Koninklijke Ahold Delhaize NV	Netherlands	4,528	155,172
Lawson Inc.	Japan	200	9,465
Loblaw Cos. Ltd.	Canada	700	57,434
The Kroger Co.	United States	3,009	136,187
Tsuruha Holdings Inc.	Japan	200	19,174
Walmart Inc.	United States	4,374	632,874

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Welcia Holdings Co. Ltd.	Japan	400	$12,470
			1,218,039
Food Products 0.5%
Archer-Daniels-Midland Co.	United States	1,569	106,049
Bunge Ltd.	United States	607	56,669
The Hershey Co.	United States	40	7,739
Tyson Foods Inc.	United States	1,266	110,345
[a]WH Group Ltd., 144A	Hong Kong	36,000	22,580
			303,382
Gas Utilities 0.3%
Hong Kong and China Gas Co. Ltd.	Hong Kong	48,600	75,677
Osaka Gas Co. Ltd.	Japan	1,600	26,413
Tokyo Gas Co. Ltd.	Japan	1,600	28,650
UGI Corp.	United States	914	41,962
			172,702
Health Care Equipment & Supplies 1.1%
[b]Edwards Lifesciences Corp.	United States	1,066	138,100
[b]Hologic Inc.	United States	1,090	83,450
Hoya Corp.	Japan	400	59,433
[b]IDEXX Laboratories Inc.	United States	371	244,289
Straumann Holding AG	Switzerland	46	97,791
			623,063
Health Care Providers & Services 0.2%
[b]Laboratory Corp. of America Holdings	United States	412	129,455
Health Care Technology 0.2%
Cerner Corp.	United States	1,243	115,437
Hotels, Restaurants & Leisure 1.7%
Aristocrat Leisure Ltd.	Australia	2,616	82,869
Dominos Pizza Inc.	United States	159	89,728
[a]La Francaise des Jeux SAEM, 144A	France	428	18,953
McDonald's Corp.	United States	2,355	631,305
McDonald's Holdings Co. Japan Ltd.	Japan	300	13,260
Yum! Brands Inc.	United States	1,299	180,379
			1,016,494
Household Durables 0.0%†
Iida Group Holdings Co. Ltd.	Japan	700	16,267
Independent Power and Renewable Electricity Producers 0.1%
Uniper SE	Germany	396	18,824
Vistra Corp.	United States	1,909	43,468
			62,292
Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	Hong Kong	12,000	77,421
Hitachi Ltd.	Japan	700	37,871
Jardine Matheson Holdings Ltd.	Hong Kong	1,000	55,010
Toshiba Corp.	Japan	1,800	73,935
			244,237
Insurance 0.8%
Aflac Inc.	United States	2,802	163,609
American Financial Group Inc.	United States	315	43,256
[b]Athene Holding Ltd., A	Bermuda	585	48,748
Dai-ichi Life Holdings Inc.	Japan	2,100	42,408
Fairfax Financial Holdings Ltd.	Canada	100	49,261
Fidelity National Financial Inc.	United States	1,173	61,207
MS&AD Insurance Group Holdings Inc.	Japan	200	6,164
NN Group NV	Netherlands	1,174	63,563
			478,216
Interactive Media & Services 4.6%
[b]Alphabet Inc., A	United States	316	915,464
[b]Alphabet Inc., C	United States	308	891,226

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[b]Meta Platforms Inc., A	United States	2,614	$879,219
			2,685,909
Internet & Direct Marketing Retail 0.4%
eBay Inc.	United States	2,827	187,996
Zozo Inc.	Japan	600	18,705
			206,701
IT Services 2.9%
Accenture PLC, A	Ireland	1,678	695,615
Cognizant Technology Solutions Corp., A	United States	2,283	202,548
[b]EPAM Systems Inc.	United States	250	167,113
Fujitsu Ltd.	Japan	800	137,067
[b]Gartner Inc.	United States	364	121,692
International Business Machines Corp.	United States	137	18,311
NEC Corp.	Japan	1,100	50,723
NTT Data Corp.	Japan	2,800	59,961
Paychex Inc.	United States	1,403	191,510
SCSK Corp.	Japan	700	13,914
TIS Inc.	Japan	1,000	29,743
			1,688,197
Leisure Products 0.1%
Hasbro Inc.	United States	568	57,811
Life Sciences Tools & Services 1.1%
Agilent Technologies Inc.	United States	1,313	209,621
[b]Avantor Inc.	United States	895	37,715
[b]Mettler-Toledo International Inc.	United States	100	169,721
PerkinElmer Inc.	United States	487	97,916
[b]Waters Corp.	United States	263	97,994
			612,967
Machinery 0.9%
CNH Industrial NV	United Kingdom	4,484	87,043
Dover Corp.	United States	294	53,390
Hino Motors Ltd.	Japan	1,300	10,702
Minebea Mitsumi Inc.	Japan	1,500	42,530
MISUMI Group Inc.	Japan	1,200	49,186
NGK Insulators Ltd.	Japan	1,100	18,570
Otis Worldwide Corp.	United States	1,772	154,288
Pentair PLC	United States	700	51,121
Snap-on Inc.	United States	239	51,476
Techtronic Industries Co. Ltd.	Hong Kong	1,500	29,860
			548,166
Marine 0.3%
AP Moeller-Maersk A/S, A	Denmark	15	49,952
AP Moeller-Maersk A/S, B	Denmark	26	93,223
SITC International Holdings Co. Ltd.	Hong Kong	6,000	21,703
			164,878
Media 0.2%
CyberAgent Inc.	Japan	1,700	28,256
Dentsu Group Inc.	Japan	900	32,044
Fox Corp., B	United States	663	22,721
Hakuhodo DY Holdings Inc.	Japan	1,100	18,302
			101,323
Metals & Mining 1.3%
Anglo American PLC	South Africa	896	36,602
ArcelorMittal SA	Luxembourg	2,929	93,747
BlueScope Steel Ltd.	Australia	2,155	32,746
Evraz PLC	Russia	2,238	18,236
Fortescue Metals Group Ltd.	Australia	6,923	96,691
Glencore PLC	Australia	43,873	222,809
JFE Holdings Inc.	Japan	2,100	26,753
Nippon Steel Corp.	Japan	2,000	32,626

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Nucor Corp.	United States	1,247	$142,345
Steel Dynamics Inc.	United States	889	55,180
Voestalpine AG	Austria	502	18,268
			776,003
Multi-Utilities 0.4%
E.ON SE	Germany	9,700	134,488
Engie SA	France	3,802	56,268
RWE AG	Germany	424	17,223
Suez SA	France	1,526	34,378
			242,357
Multiline Retail 0.9%
Canadian Tire Corp. Ltd., A	Canada	200	28,728
Target Corp.	United States	2,152	498,059
			526,787
Oil, Gas & Consumable Fuels 2.9%
BP PLC	United Kingdom	89,166	399,148
Canadian Natural Resources Ltd.	Canada	4,100	173,491
Eni SpA	Italy	11,142	154,836
EOG Resources Inc.	United States	2,579	229,092
Idemitsu Kosan Co. Ltd.	Japan	900	22,954
OMV AG	Austria	655	37,206
Repsol SA	Spain	6,445	76,488
Royal Dutch Shell PLC, A	Netherlands	18,265	401,218
Royal Dutch Shell PLC, B	United Kingdom	9,098	199,925
TotalEnergies SE	France	470	23,854
			1,718,212
Paper & Forest Products 0.1%
West Fraser Timber Co. Ltd.	Canada	400	38,216
Personal Products 1.0%
Beiersdorf AG	Germany	439	45,120
L'Oreal SA	France	1,099	521,097
			566,217
Pharmaceuticals 2.6%
Ipsen SA	France	161	14,739
Novo Nordisk AS, B	Denmark	5,340	600,115
Otsuka Holdings Co. Ltd.	Japan	1,700	61,546
Pfizer Inc.	United States	11,992	708,127
Roche Holding AG, Bearer	Switzerland	139	62,364
Roche Holding AG, Non-Voting	Switzerland	128	53,257
			1,500,148
Professional Services 0.9%
Adecco Group AG	Switzerland	689	35,238
Persol Holdings Co. Ltd.	Japan	700	20,303
Randstad NV	Netherlands	529	36,119
Recruit Holdings Co. Ltd.	Japan	2,400	145,307
Robert Half International Inc.	United States	494	55,091
Thomson Reuters Corp.	Canada	700	83,829
Wolters Kluwer NV	Netherlands	1,172	138,078
			513,965
Real Estate Management & Development 0.9%
Aroundtown SA	Germany	2,796	16,916
[b]CBRE Group Inc., A	United States	1,450	157,340
CK Asset Holdings Ltd.	Hong Kong	9,000	56,738
Hang Lung Properties Ltd.	Hong Kong	9,000	18,517
Henderson Land Development Co. Ltd.	Hong Kong	7,000	29,809
Hongkong Land Holdings Ltd.	Hong Kong	5,000	26,000
LEG Immobilien AG	Germany	317	44,232
New World Development Co. Ltd.	Hong Kong	7,000	27,699
Nomura Real Estate Holdings Inc.	Japan	500	11,493
Sino Land Co. Ltd.	Hong Kong	14,000	17,436

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Sun Hung Kai Properties Ltd.	Hong Kong	5,500	$66,737
Swire Pacific Ltd., A	Hong Kong	2,000	11,377
Swire Properties Ltd.	Hong Kong	5,000	12,532
Wharf Real Estate Investment Co. Ltd.	Hong Kong	7,000	35,555
			532,381
Road & Rail 0.6%
AMERCO	United States	42	30,502
Aurizon Holdings Ltd.	Australia	8,086	20,518
JB Hunt Transport Services Inc.	United States	361	73,788
Knight-Swift Transportation Holdings Inc.	United States	681	41,500
MTR Corp. Ltd.	Hong Kong	7,000	37,576
[b]Nippon Express Co. Ltd.	Japan	300	17,754
Old Dominion Freight Line Inc.	United States	424	151,953
			373,591
Semiconductors & Semiconductor Equipment 4.3%
Intel Corp.	United States	12,454	641,381
Micron Technology Inc.	United States	4,950	461,093
[b]ON Semiconductor Corp.	United States	1,947	132,240
[b]Qorvo Inc.	United States	495	77,413
QUALCOMM Inc.	United States	3,401	621,941
Texas Instruments Inc.	United States	3,168	597,073
			2,531,141
Software 8.3%
[b]Adobe Inc.	United States	1,016	576,133
[b]Cadence Design Systems Inc.	United States	1,200	223,620
[b]Check Point Software Technologies Ltd.	Israel	455	53,035
[b]Dropbox Inc., A	United States	1,354	33,227
[b]Fair Isaac Corp.	United States	121	52,474
[b]Fortinet Inc.	United States	603	216,718
Intuit Inc.	United States	918	590,476
Microsoft Corp.	United States	4,696	1,579,359
NortonLifeLock Inc.	United States	2,496	64,846
Oracle Corp.	United States	6,029	525,789
Oracle Corp. Japan	Japan	200	15,180
SAP SE	Germany	3,611	512,893
SS&C Technologies Holdings Inc.	United States	995	81,570
[b]Synopsys Inc.	United States	661	243,578
[b]Trend Micro Inc.	Japan	600	33,294
WiseTech Global Ltd.	Australia	628	26,747
			4,828,939
Specialty Retail 4.1%
[b]AutoZone Inc.	United States	94	197,061
Bath & Body Works Inc.	United States	1,206	84,167
Best Buy Co. Inc.	United States	1,012	102,819
Chow Tai Fook Jewellery Co. Ltd.	China	8,800	15,825
Industria de Diseno Textil SA	Spain	4,769	154,727
JD Sports Fashion PLC	United Kingdom	11,414	33,671
Kingfisher PLC	United Kingdom	9,106	41,725
Lowe's Cos Inc.	United States	2,380	615,182
[b]O'Reilly Automotive Inc.	United States	303	213,988
The Home Depot Inc.	United States	1,786	741,208
The TJX Cos. Inc.	United States	840	63,773
Tractor Supply Co.	United States	156	37,221
[b]Ulta Beauty Inc.	United States	233	96,075
			2,397,442
Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	Japan	1,000	19,200
[b]Dell Technologies Inc., C	United States	1,244	69,876
Hewlett Packard Enterprise Co.	United States	1,029	16,227
HP Inc.	United States	5,378	202,589

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Seiko Epson Corp.	Japan	1,200	$21,582
			329,474
Textiles, Apparel & Luxury Goods 1.0%
Gildan Activewear Inc.	Canada	900	38,212
[b]Lululemon Athletica Inc.	United States	520	203,554
LVMH Moet Hennessy Louis Vuitton SE	France	275	227,355
Pandora AS	Denmark	442	55,106
Swatch Group AG	Switzerland	233	13,668
Swatch Group AG	Switzerland	103	31,539
			569,434
Tobacco 0.1%
Imperial Brands PLC	United Kingdom	2,716	59,466
Trading Companies & Distributors 1.1%
ITOCHU Corp.	Japan	5,200	158,861
Marubeni Corp.	Japan	6,800	66,107
Mitsubishi Corp.	Japan	5,400	171,254
Mitsui & Co. Ltd.	Japan	6,700	158,460
Sumitomo Corp.	Japan	4,900	72,359
Toyota Tsusho Corp.	Japan	900	41,422
			668,463
Transportation Infrastructure 0.2%
[a,b]Aena SME SA, 144A	Spain	333	52,562
[b]Atlantia SpA	Italy	2,163	42,935
			95,497
Wireless Telecommunication Services 0.0%†
KDDI Corp.	Japan	200	5,839
Total Common Stocks (Cost $34,257,409)			40,635,489
Preferred Stocks 0.0%†
Automobiles 0.0%†
[d]Bayerische Motoren Werke AG, 2.619%, pfd.	Germany	253	21,089

Total Investments (Cost $34,277,231) 69.6%			40,656,578
Other Assets, less Liabilities 30.4%			17,766,311
Net Assets 100.0%			$58,422,889

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$166,421, representing 0.3% of net assets.
bNon-income producing.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the value of this security was $59,452, representing 0.1% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following total return equity swap contracts outstanding. See Note 3.

SWAP

Description					Notional		Unrealized
OTC Swap Contracts		Payment		Maturity	Amount		Appreciation
Short	Financing Rate	Frequency	Counterparty	Date	(000	)s	(Depreciation)

MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	1/20/22	(25,558)		(767,252)

At December 31, 2021 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract Settlement		Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Buy	1,208,583	$869,571	3/16/22	$9,291	$—
Australian Dollar	MSCO	Sell	2,617,166	1,871,915	3/16/22	—	(31,246)
Brazilian Real	MSCO	Buy	4,824,271	847,449	3/16/22	3,571	—
Brazilian Real	MSCO	Sell	4,824,271	831,183	3/16/22	—	(19,837)
Canadian Dollar	MSCO	Buy	798,686	628,180	3/16/22	3,998	—
Canadian Dollar	MSCO	Buy	1,983,472	1,550,983	3/16/22	18,980	—
Czech Koruna	MSCO	Buy	16,244,307	717,305	3/16/22	20,956	—
Czech Koruna	MSCO	Sell	16,244,307	721,937	3/16/22	—	(16,323)
Czech Koruna	MSCO	Sell	29,859,846	1,327,046	3/16/22	—	(30,005)
Euro	MSCO	Buy	732,269	830,662	3/16/22	3,288	—
Euro	MSCO	Sell	2,658,538	3,007,009	3/16/22	—	(20,689)
Great British Pound	MSCO	Sell	804,000	1,069,287	3/16/22	—	(19,357)
Hungarian Forint	MSCO	Buy	211,974,500	649,663	3/16/22	—	(343)
Hungarian Forint	MSCO	Buy	155,203,750	472,794	3/16/22	2,625	—
Israeli Shekel	MSCO	Buy	4,255,419	1,369,890	3/16/22	—	(1,826)
Israeli Shekel	MSCO	Sell	10,553,683	3,400,323	3/16/22	7,447	—
Japanese Yen	MSCO	Buy	147,985,402	1,298,290	3/16/22	—	(12,463)
Japanese Yen	MSCO	Sell	283,883,532	2,500,400	3/16/22	33,771	—
Mexican Peso	MSCO	Buy	64,469,900	3,022,670	3/16/22	88,047	—
Mexican Peso	MSCO	Sell	30,736,950	1,440,604	3/16/22	—	(42,476)
New Zealand Dollar	MSCO	Buy	2,912,241	1,981,448	3/16/22	10,261	—
New Zealand Dollar	MSCO	Buy	727,945	495,284	3/16/22	2,565	—
New Zealand Dollar	MSCO	Sell	2,912,241	1,971,267	3/16/22	—	(20,442)
Norwegian Krone	MSCO	Buy	12,357,629	1,374,101	3/16/22	25,396	—
Norwegian Krone	MSCO	Sell	12,357,629	1,369,165	3/16/22	—	(30,333)
Polish Zloty	MSCO	Buy	2,445,243	593,623	3/16/22	9,834	—
Polish Zloty	MSCO	Sell	10,933,236	2,658,211	3/16/22	—	(39,982)
Russian Ruble	MSCO	Buy	289,412,731	3,856,867	3/16/22	—	(54,402)
Russian Ruble	MSCO	Sell	91,711,766	1,223,292	3/16/22	18,332	—
South African Rand	MSCO	Buy	12,191,450	750,368	3/16/22	5,906	—
South African Rand	MSCO	Buy	18,856,063	1,167,298	3/16/22	2,402	—
Swedish Krona	MSCO	Buy	4,985,175	551,138	3/16/22	—	(199)
Swedish Krona	MSCO	Sell	3,544,412	391,504	3/16/22	—	(208)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Swedish Krona	MSCO	Sell		4,985,175	550,646	3/16/22	—	(292)
Swiss Franc	MSCO	Buy		1,758,383	1,911,880	3/16/22	21,565	—
Swiss Franc	MSCO	Sell		1,758,383	1,908,787	3/16/22	—	(24,658)
Total Forward Exchange Contracts							$288,235	$(365,081)
Net unrealized appreciation (depreciation)								$(76,846)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Euro-OAT			Long	30	$5,566,024	3/08/22	$(106,202)
Australian 10 Yr. Bond			Long	40	4,047,265	3/15/22	(24,372)
SPI 200 Index			Long	28	3,739,146	3/17/22	71,099
FTSE/JSE Africa Top40 Index			Long	59	2,476,521	3/17/22	56,800
FTSE 100 Index			Long	24	2,380,798	3/18/22	33,288
Mex Bolsa Index			Long	86	2,259,239	3/18/22	67,696
Canada 10 Yr. Bond			Long	12	1,354,898	3/22/22	40,636
U.S. Treasury 10 Yr. Note			Long	8	1,043,750	3/22/22	(2,214)
S&P/TSX 60 Index			Long	5	1,014,052	3/17/22	17,169
IBEX 35 Index			Long	10	987,590	1/21/22	38,883
Nikkei 225 Mini			Long	3	749,772	3/10/22	29,162
CAC 40 10 Euro			Long	9	731,072	1/21/22	12,387
SGX Nifty 50			Short	52	1,813,708	1/27/22	(29,730)
S&P 500 E-Mini			Short	13	3,093,025	3/18/22	(35,675)
DAX Index			Short	8	3,606,288	3/18/22	(22,574)
OMXS30 Index			Short	135	3,607,291	1/21/22	(123,698)
Long Gilt, March			Short	30	5,075,125	3/29/22	(6,946)
Euro-Bund			Short	39	7,600,395	3/08/22	127,970
Commodity Contracts
Coffee ‘C’, March			Long	17	$1,441,387	3/21/22	$(63,594)
Live Cattle, February			Long	22	1,229,360	2/28/22	26,423
Cotton No. 2, March			Long	7	394,100	3/09/22	(13,229)
NY Harbor ULSD, February			Long	3	292,988	1/31/22	11,589
Low Sulphur Gasoil, February			Long	4	266,500	2/10/22	9,493
Copper, March			Long	2	223,175	3/29/22	10,458
Corn, March			Long	3	88,988	3/14/22	1,076
Brent Crude, March			Long	1	77,780	1/31/22	3,468
Soybean Oil, March			Long	2	67,836	3/14/22	3,618
Sugar No. 11, March			Long	3	63,437	2/28/22	(1,204)
Wheat, March			Short	2	77,075	3/14/22	(1,349)
Soybean, March			Short	2	133,925	3/14/22	(7,631)
WTI Crude, February			Short	2	150,420	1/20/22	(7,805)
Lean Hog, February			Short	5	162,950	2/14/22	3,166
Soybean Meal, March			Short	13	518,830	3/14/22	(39,467)
Platinum, April			Short	30	1,449,300	4/27/22	(65,007)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Gold 100 Ounce, February	Short	8	1,462,880	2/24/22	(22,159)
Cocoa, March	Short	61	1,537,200	3/16/22	6,019
Silver, March	Short	16	1,868,160	3/29/22	(8,799)
Total Futures Contracts					$(11,255)
*As of period end.

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of December 31, 2021, expiration date 1/20/22:

	Country	Shares	Value
Reference Entity - Short 100.00%
Automobiles & Components 3.36%
Aptiv PLC	United States	(921)	$(151,919)
BorgWarner Inc.	United States	(1,212)	(54,625)
Faurecia SE	France	(589)	(28,018)
Ford Motor Co.	United States	(19,251)	(399,843)
Lear Corp.	United States	(300)	(54,885)
Lucid Group Inc., A	United States	(1,913)	(72,790)
Nissan Motor Co. Ltd.	Japan	(11,200)	(54,057)
Renault SA	France	(959)	(33,311)
Valeo	France	(1,158)	(35,003)
			(884,451)
Banks 1.45%
ABN AMRO Bank NV	Netherlands	(2,095)	(30,772)
Danske Bank A/S	Denmark	(3,479)	(60,082)
First Republic Bank	United States	(161)	(33,248)
Huntington Bancshares Inc.	United States	(7,428)	(114,540)
SVB Financial Group	United States	(212)	(143,787)
			(382,429)
Capital Goods 9.07%
Airbus SE	France	(2,977)	(380,388)
Alstom SA	France	(1,590)	(56,450)
Assa Abloy AB, B	Sweden	(2,180)	(66,504)
Ballard Power Systems Inc.	Canada	(1,100)	(13,838)
Boeing Co.	United States	(1,992)	(401,029)
CAE Inc.	Canada	(1,600)	(40,420)
Ferrovial SA	Spain	(2,400)	(75,219)
HEICO Corp.	United States	(217)	(31,296)
HEICO Corp., A	United States	(364)	(46,781)
Howmet Aerospace Inc.	United States	(858)	(27,310)
Husqvarna AB	Sweden	(2,066)	(33,053)
Kone Oyj	Finland	(1,651)	(118,359)
Melrose Industries PLC	United Kingdom	(22,013)	(47,675)
MonotaRO Co. Ltd.	Japan	(1,300)	(23,402)
MTU Aero Engines AG	Germany	(269)	(54,880)
Reece Ltd.	Australia	(1,414)	(27,788)
Rolls-Royce Holdings PLC	United Kingdom	(43,170)	(71,850)
Safran SA	France	(1,737)	(212,663)
Siemens Gamesa Renewable Energy SA	Spain	(1,172)	(28,082)
Skanska AB, B	Sweden	(1,715)	(44,363)
SKF AB, B	Sweden	(1,908)	(45,203)
Smiths Group PLC	United Kingdom	(1,954)	(41,803)
Sunrun Inc.	United States	(865)	(29,669)
TransDigm Group Inc.	United States	(263)	(167,342)
United Rentals Inc.	United States	(366)	(121,618)
Vestas Wind Systems A/S	Denmark	(5,006)	(153,083)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Vinci SA	France	(252)	$(26,626)
			(2,386,694)
Commercial & Professional Services 0.81%
CoStar Group Inc.	United States	(1,946)	(153,793)
Nihon M&A Center Holdings Inc.	Japan	(1,500)	(36,746)
Securitas AB	Sweden	(1,639)	(22,565)
			(213,104)
Consumer Durables & Apparel 2.11%
adidas AG	Germany	(945)	(272,102)
Newell Brands Inc.	United States	(1,888)	(41,234)
NVR Inc.	United States	(17)	(100,451)
Peloton Interactive Inc., A	United States	(1,285)	(45,952)
PulteGroup Inc.	United States	(1,304)	(74,537)
SEB SA	France	(137)	(21,328)
			(555,604)
Consumer Services 6.77%
Accor SA	France	(871)	(28,180)
Aramark	United States	(1,166)	(42,967)
Caesars Entertainment Inc.	United States	(1,095)	(102,415)
Carnival Corp.	United States	(4,277)	(86,053)
Crown Resorts Ltd	Australia	(1,843)	(16,026)
Darden Restaurants Inc.	United States	(658)	(99,121)
DraftKings Inc., A	United States	(1,672)	(45,930)
Evolution AB	Sweden	(836)	(118,763)
Expedia Group Inc.	United States	(741)	(133,913)
Flutter Entertainment PLC	Ireland	(850)	(134,360)
Hilton Worldwide Holdings Inc.	United States	(1,405)	(219,166)
InterContinental Hotels Group PLC	United Kingdom	(930)	(60,223)
Las Vegas Sands Corp.	United States	(1,723)	(64,854)
Marriott International Inc.	United States	(1,423)	(235,137)
Melco Resorts & Entertainment Ltd. ADR	Hong Kong	(1,000)	(10,180)
MGM Resorts International	United States	(1,945)	(87,292)
Restaurant Brands International Inc.	Canada	(1,500)	(91,082)
Royal Caribbean Cruises Ltd.	United States	(1,179)	(90,665)
Sands China Ltd.	Macau	(11,600)	(27,020)
Whitbread PLC	United Kingdom	(1,027)	(41,661)
Wynn Resorts Ltd.	United States	(529)	(44,986)
			(1,779,994)
Diversified Financials 2.64%
AGNC Investment Corp. REIT	United States	(2,626)	(39,495)
Annaly Capital Management Inc. REIT	United States	(7,229)	(56,531)
Credit Suisse Group AG	Switzerland	(13,298)	(129,485)
Euronext NV	Netherlands	(424)	(43,998)
Futu Holdings Ltd. ADR	China	(200)	(8,660)
Industrivarden AB, A	Sweden	(662)	(21,087)
Industrivarden AB, C	Sweden	(791)	(24,821)
Japan Exchange Group Inc.	Japan	(2,500)	(54,665)
L E Lundbergforetagen AB	Sweden	(381)	(21,377)
London Stock Exchange Group PLC	United Kingdom	(1,630)	(152,997)
M&G PLC	United Kingdom	(12,969)	(35,044)
MarketAxess Holdings Inc.	United States	(180)	(74,029)
Mitsubishi HC Capital Inc.	Japan	(3,100)	(15,318)
Wendel SE	France	(132)	(15,822)
			(693,329)
Energy 4.98%
Baker Hughes Co., A	United States	(4,219)	(101,509)
Cameco Corp.	Canada	(2,000)	(43,669)
Chevron Corp.	United States	(1,466)	(172,035)
Halliburton Co.	United States	(4,612)	(105,476)
Hess Corp.	United States	(1,407)	(104,160)
Keyera Corp.	Canada	(800)	(18,069)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Marathon Petroleum Corp.	United States	(3,233)	$(206,880)
Occidental Petroleum Corp.	United States	(4,831)	(140,051)
Pioneer Natural Resources Co.	United States	(1,173)	(213,345)
TC Energy Corp.	Canada	(3,900)	(181,639)

Washington H Soul Pattinson & Co. Ltd.	Australia	(1,056)	(22,733)
			(1,309,566)
Food & Staples Retailing 0.74%
Aeon Co. Ltd.	Japan	(3,200)	(75,279)
HelloFresh SE	Germany	(832)	(63,903)
Ocado Group PLC	United Kingdom	(2,388)	(54,274)
			(193,456)
Food, Beverage & Tobacco 1.43%
Brown-Forman Corp.	United States	(1,502)	(109,436)
McCormick & Co Inc.	United States	(1,191)	(115,062)
Mowi ASA	Norway	(2,227)	(52,706)
Orkla ASA	Norway	(3,775)	(37,826)
Swedish Match AB	Sweden	(7,789)	(61,958)
			(376,988)
Health Care Equipment & Services 4.65%
Ambu A/S, B	Denmark	(834)	(22,061)
Asahi Intecc Co. Ltd.	Japan	(1,000)	(21,458)
Centene Corp.	United States	(2,877)	(237,065)
DaVita Inc.	United States	(335)	(38,110)
Fisher & Paykel Healthcare Corp. Ltd.	New Zealand	(2,780)	(62,353)
Fresenius Medical Care AG & Co. KGaA	Germany	(1,003)	(65,175)
Humana Inc.	United States	(627)	(290,840)
M3 Inc.	Japan	(1,700)	(85,520)
Novocure Ltd.	United States	(446)	(33,486)
Oak Street Health Inc.	United States	(457)	(15,145)
Olympus Corp.	Japan	(5,400)	(124,244)
Orpea SA	France	(257)	(25,748)
Ramsay Health Care Ltd.	Australia	(914)	(47,513)
SARTORIUS AG	Germany	(129)	(87,315)
Teladoc Health Inc.	United States	(716)	(65,743)

			(1,221,776)
Household & Personal Products 2.55%
Clorox Co.	United States	(591)	(103,047)
Essity AB, B	Sweden	(3,019)	(98,501)
Kimberly-Clark Corp.	United States	(1,117)	(159,641)
Reckitt Benckiser Group PLC	United Kingdom	(2,319)	(199,200)
Shiseido Co. Ltd.	Japan	(2,000)	(111,398)
			(671,787)
Insurance 8.24%
Admiral Group PLC	United Kingdom	(950)	(40,622)
Aegon NV	Netherlands	(8,910)	(44,512)
Ageas SA/NV	Belgium	(865)	(44,807)
Alleghany Corp.	United States	(68)	(45,396)
Arch Capital Group Ltd.	United States	(1,950)	(86,678)
Aviva PLC	United Kingdom	(19,245)	(106,976)
Baloise Holding AG	Switzerland	(230)	(37,637)
Erie Indemnity Co.	United States	(124)	(23,890)
Everest Re Group Ltd.	United States	(198)	(54,236)
Gjensidige Forsikring ASA	Norway	(1,006)	(24,413)
Insurance Australia Group Ltd.	Australia	(12,664)	(39,223)
Intact Financial Corp.	Canada	(900)	(117,150)
Lincoln National Corp.	United States	(630)	(43,004)
Phoenix Group Holdings PLC	United Kingdom	(3,269)	(28,922)
Progressive Corp.	United States	(2,828)	(290,294)
Prudential PLC	United Kingdom	(13,092)	(226,000)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

QBE Insurance Group Ltd.	Australia	(7,549)	$(62,294)
Suncorp Group Ltd.	Australia	(228)	(1,835)
Swiss Life Holding AG	Switzerland	(156)	(95,708)
Swiss Re AG	United States	(1,503)	(148,890)
T&D Holdings Inc.	Japan	(2,500)	(31,957)
Tryg A/S	Denmark	(1,795)	(44,324)
W R Berkley Corp.	United States	(701)	(57,755)
Willis Towers Watson PLC	United States	(600)	(142,494)
Zurich Insurance Group AG	Switzerland	(746)	(327,826)

			(2,166,843)
Materials 7.24%
Air Products and Chemicals Inc.	United States	(1,080)	(328,601)
Antofagasta PLC	United Kingdom	(1,915)	(34,718)
Ball Corp.	United States	(1,603)	(154,321)
Boliden AB	Sweden	(1,360)	(52,574)
Chr. Hansen Holding A/S	Denmark	(516)	(40,663)
Ecolab Inc.	United States	(1,269)	(297,695)
Evolution Mining Ltd.	Australia	(9,005)	(26,581)
First Quantum Minerals Ltd.	Zambia	(2,900)	(69,495)
Freeport-McMoRan Inc.	United States	(7,358)	(307,049)
International Flavors & Fragrances Inc.	United States	(1,229)	(185,149)
Ivanhoe Mines Ltd., A	Canada	(2,800)	(22,876)
Lundin Mining Corp.	Chile	(2,600)	(20,337)
Newcrest Mining Ltd.	Australia	(74)	(1,317)
Nippon Paint Holdings Co. Ltd.	Japan	(3,300)	(35,936)
Norsk Hydro ASA	Norway	(6,545)	(51,598)
Northern Star Resources Ltd.	Australia	(5,511)	(37,704)
Pan American Silver Corp.	Canada	(1,000)	(24,985)
RPM International Inc.	United States	(639)	(64,539)
Svenska Cellulosa AB SCA	Sweden	(2,990)	(53,087)
Wheaton Precious Metals Corp.	Canada	(2,200)	(94,538)
			(1,903,763)
Media & Entertainment 4.08%
Adevinta ASA	France	(1,288)	(17,133)
AMC Entertainment Holdings Inc., A	United States	(2,979)	(81,029)
Cable One Inc.	United States	(27)	(47,613)
Discovery Inc., A	United States	(851)	(20,032)
Embracer Group AB	Sweden	(2,407)	(25,658)
Informa PLC	United Kingdom	(7,547)	(52,807)
News Corp., A	United States	(758)	(16,911)
Nintendo Co. Ltd.	Japan	(500)	(232,947)
Pearson PLC	United Kingdom	(3,763)	(31,254)
Roku Inc.	United States	(591)	(134,866)
Schibsted ASA, A	Norway	(371)	(14,308)
Schibsted ASA, B	Norway	(498)	(16,773)
Snap Inc.	United States	(5,504)	(258,853)
Take-Two Interactive Software Inc.	United States	(571)	(101,478)
Ubisoft Entertainment SA	France	(459)	(22,481)
			(1,074,143)
Pharmaceuticals, Biotechnology & Life Sciences 5.89%
10X Genomics Inc., A	United States	(379)	(56,456)
Alnylam Pharmaceuticals Inc.	United States	(544)	(92,252)
Argenx SE	Netherlands	(222)	(79,600)
Bayer AG	Germany	(3,852)	(205,883)
BioMarin Pharmaceutical Inc.	United States	(913)	(80,664)
Canopy Growth Corp.	Canada	(1,100)	(9,614)
Chugai Pharmaceutical Co. Ltd.	Japan	(3,300)	(107,034)
Daiichi Sankyo Co. Ltd.	Japan	(8,600)	(218,445)
Eisai Co. Ltd.	Japan	(1,100)	(62,386)
Elanco Animal Health Inc.	United States	(2,110)	(59,882)
Exact Sciences Corp.	United States	(859)	(66,856)
Incyte Corp.	United States	(890)	(65,326)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Novavax Inc.	United States	(343)	$(49,073)
Seagen Inc.	United States	(664)	(102,654)
Takeda Pharmaceutical Co. Ltd.	Japan	(7,800)	(212,484)
Viatris Inc.	United States	(6,015)	(81,383)
			(1,549,992)
Real Estate 4.43%
Boston Properties Inc. REIT	United States	(731)	(84,197)
City Developments Ltd.	Singapore	(1,900)	(9,598)
Digital Realty Trust Inc.	United States	(493)	(87,197)
Equinix Inc.	United States	(432)	(365,403)
Host Hotels & Resorts Inc.	United States	(3,605)	(62,691)
Lendlease Corp Ltd.	Australia	(3,386)	(26,316)
Mitsui Fudosan Co. Ltd.	Japan	(4,600)	(91,017)
Realty Income Corp. REIT	United States	(2,634)	(188,568)
Unibail-Rodamco-Westfield REIT	France	(638)	(44,707)
Ventas Inc. REIT	United States	(1,935)	(98,917)
Vornado Realty Trust REIT	United States	(813)	(34,032)
Zillow Group Inc., A	United States	(308)	(19,164)
Zillow Group Inc., C	United States	(833)	(53,187)
			(1,164,994)
Retailing 2.31%
Carvana Co.	United States	(383)	(88,775)
Chewy Inc., A	United States	(408)	(24,060)
Delivery Hero SE	Saudi Arabia	(827)	(92,165)
Etsy Inc.	United States	(638)	(139,684)
Fast Retailing Co. Ltd.	Japan	(300)	(170,145)
Just Eat Takeaway.com NV	United Kingdom	(914)	(50,380)
Rakuten Group Inc.	Japan	(4,100)	(41,087)
			(606,296)
Semiconductors & Semiconductor Equipment 3.31%
KLA Corp.	United States	(771)	(331,615)
Lam Research Corp.	United States	(575)	(413,511)
Lasertec Corp.	Japan	(300)	(91,937)
SUMCO Corp.	Japan	(1,600)	(32,638)
			(869,701)
Software & Services 14.09%
Afterpay Ltd.	Australia	(1,091)	(65,844)
Amadeus IT Group SA	Spain	(2,293)	(155,517)
BlackBerry Ltd.	Canada	(2,600)	(24,330)
Coupa Software Inc.	United States	(365)	(57,688)
DocuSign Inc.	United States	(990)	(150,787)
Fidelity National Information Services Inc.	United States	(3,029)	(330,615)
Fiserv Inc.	United States	(2,898)	(300,783)
FleetCor Technologies Inc.	United States	(395)	(88,417)
GMO Payment Gateway Inc.	Japan	(100)	(12,461)
GoDaddy Inc., A	United States	(817)	(69,331)
Lightspeed Commerce Inc.	Canada	(500)	(20,219)
Okta Inc., A	United States	(620)	(138,985)
Palantir Technologies Inc.	United States	(8,025)	(146,135)
PayPal Holdings Inc.	United States	(1,992)	(375,651)
RingCentral Inc., A	United States	(374)	(70,069)
Shopify Inc., A	Canada	(100)	(137,885)
Sinch AB	Sweden	(2,614)	(33,231)
Square Inc., A	United States	(2,019)	(326,089)
Twilio Inc., A	United States	(834)	(219,626)
Visa Inc., A	United States	(1,863)	(403,731)
Workday Inc., A	United States	(934)	(255,150)
Worldline SA	France	(1,194)	(66,547)
Zendesk Inc.	United States	(588)	(61,323)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Zoom Video Communications Inc., A		United States	(1,069)	$(196,600)
					(3,707,014)
	Technology Hardware & Equipment 2.26%
	Apple Inc.		United States	(2,238)	(397,402)
	IPG Photonics Corp.		United States	(184)	(31,674)
	Logitech International SA		Switzerland	(840)	(70,876)
	NetApp Inc.		United States	(1,031)	(94,842)
					(594,794)
	Telecommunication Services 2.94%
	Cellnex Telecom SA		Spain	(2,452)	(142,711)
	Infrastrutture Wireless Italiane SPA		Italy	(1,644)	(19,967)
	Koninklijke KPN NV		Netherlands	(16,653)	(51,700)
	Lumen Technologies Inc.		United States	(4,684)	(58,784)
	Rogers Communications Inc.		Canada	(1,800)	(85,828)
	Singapore Telecommunications Ltd.		Singapore	(41,000)	(70,556)
	SoftBank Corp.		Japan	(14,000)	(176,831)
	Spark New Zealand Ltd.		New Zealand	(9,307)	(28,802)
	T-Mobile US Inc.		United States	(265)	(30,735)
	Telenor ASA		Norway	(3,477)	(54,649)
	Telia Co. AB		Sweden	(13,222)	(51,705)

					(772,268)
	Transportation 2.84%
	Air Canada		Canada	(800)	(13,382)
	ANA Holdings Inc.		Japan	(700)	(14,616)
	Central Japan Railway Co.		Japan	(700)	(93,279)
	Delta Air Lines Inc.		United States	(814)	(31,811)
	Deutsche Lufthansa AG		Germany	(3,048)	(21,421)
	East Japan Railway Co.		Japan	(1,500)	(92,132)
	Japan Airlines Co. Ltd.		Japan	(700)	(13,349)
	Keio Corp.		Japan	(500)	(22,014)
	Kintetsu Group Holdings Co. Ltd.		Japan	(900)	(25,127)
	Lyft Inc., A		United States	(1,320)	(56,404)
	Odakyu Electric Railway Co. Ltd.		Japan	(1,400)	(25,969)
	Qantas Airways Ltd.		Australia	(4,629)	(16,861)
	Tobu Railway Co. Ltd.		Japan	(900)	(20,492)
	Uber Technologies Inc.		United States	(6,179)	(259,086)
	West Japan Railway Co.		Japan	(1,000)	(41,770)
					(747,713)
	Utilities 1.8%
	APA Group		Australia	(5,871)	(42,941)
	Iberdrola SA		Spain	(28,050)	(332,063)
	Northland Power Inc.		Canada	(1,100)	(33,048)
	PPL Corp.		United States	(2,210)	(66,433)
					(474,485)
	Total Value of Reference Entity - Morgan Stanley Capital Services LLC				$(26,301,184)

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
CDI	-	Clearing House Electronic Subregister System Depositary Interest
CAC	-	Cotation Assistée en Continu
MSCO	-	Morgan Stanley
OAT	-	Obligation Assumable by the Treasurer
REIT	-	Real Estate Investment Trust
SPA	-	Standby Purchase Agreement
SPI	-	Swiss Performance Index
TSX	-	Toronto Stock Exchange
ULSD	-	Ultra-Low Sulfur Diesel

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin Liberty U.S. Core Bond ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 26.5%
Aerospace & Defense 0.5%
Northrop Grumman Corp., senior bond, 5.25%, 5/01/50	United States	2,300,000	$3,229,900
The Boeing Co., Sr. Unsecured note, 3.50%, 3/01/39	United States	5,000,000	5,090,641
			8,320,541
Air Freight & Logistics 0.1%
FedEx Corp., senior bond, 4.05%, 2/15/48	United States	2,000,000	2,251,125

Airlines 1.0%
American Airlines 2016-3 Class A Pass Through Trust 3.25%, 4/15/30	United States	4,552,817	4,343,003
[a] Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 10/20/25	United States	7,700,000	8,097,565
United Airlines 2019-2 Class A Pass Through Trust, Series A, 2.90%,
11/01/29	United States	2,325,209	2,311,402
United Airlines 2020-1 Class A Pass Through Trust, Series 20-1, 5.875%,
4/15/29	United States	90,330	99,116
United Airlines 2020-1 Class B Pass Through Trust, 2020-1 Class B,
4.875%, 7/15/27	United States	2,155,200	2,246,912
			17,097,998
Banks 2.9%
[a] Banco de Chile, Sr. Unsecured, 144A, 2.99%, 12/09/31	Chile	1,200,000	1,184,862
Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	1,100,000	1,105,564
Bank of America Corp.,
Sr. Unsecured, 1.922%, 10/24/31	United States	1,500,000	1,437,841
Sr. Unsecured note, 2.592%, 4/29/31	United States	3,000,000	3,033,767
Citigroup Inc.,
senior bond, 5.875%, 1/30/42	United States	1,100,000	1,558,089
sub. bond, 4.45%, 9/29/27	United States	1,500,000	1,673,790
subordinate, 4.125%, 7/25/28	United States	2,300,000	2,526,356
HSBC Holdings PLC,
senior note, 2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000	4,016,559
senior note, 2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000	1,271,504
Industrial & Commercial Bank of China Ltd., senior note, 3.538%, 11/08/27	China	1,200,000	1,300,159
JPMorgan Chase & Co.,
senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	2,023,630
Sr. Unsecured, 1.953%, 2/04/32, FRN thereafter, 2/04/33	United States	2,000,000	1,928,353
subordinated, 2.956%, to 5/13/30 FRN thereafter, 5/13/31	United States	5,000,000	5,182,345
Merrill Lynch & Co. Inc., sub. bond, 7.75%, 5/14/38	United States	2,800,000	4,394,335
[a] Societe Generale SA, Sr. Unsecured, 144A, 1.792%, 6/09/27	France	2,300,000	2,251,991
Truist Bank, sub. Bond, 2.25%, 3/11/30	United States	4,300,000	4,293,389
[a] UniCredit SpA, Sr. Unsecured, 144A, 1.982%, 6/03/27	Italy	2,100,000	2,046,940
Wells Fargo & Co., senior bond, 2.879% to 10/30/29, FRN thereafter,
10/30/30	United States	7,700,000	8,012,842
			49,242,316
Beverages 0.5%
Anheuser-Busch InBev Worldwide Inc.,
senior bond, 3.50%, 6/01/30	United States	6,000,000	6,583,500
senior bond, 5.55%, 1/23/49	United States	1,200,000	1,664,156
			8,247,656
Biotechnology 0.4%
AbbVie Inc., senior bond, 4.75%, 3/15/45	United States	5,000,000	6,250,912

Building Products 0.7%
Carrier Global Corp., senior note, 3.577%, 4/05/50	United States	5,000,000	5,330,738
MDC Holdings Inc. 2.50%, 1/15/31	United States	4,000,000	3,874,669
NVR Inc., Sr. Unsecured, 3.00%, 5/15/30	United States	3,000,000	3,120,664
			12,326,071
Capital Markets 0.9%
Morgan Stanley,

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

senior note, 3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	4,300,000	4,690,485
sub. bond, 3.95%, 4/23/27	United States	3,600,000	3,966,225
The Goldman Sachs Group Inc.,
senior bond, 3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	2,694,102
senior bond, 3.814% to 4/23/28, FRN thereafter, 4/23/29	United States	3,600,000	3,919,075
			15,269,887
Chemicals 0.7%
CF Industries Inc. 5.15%, 3/15/34	United States	4,800,000	5,813,304
The Sherwin-Williams Co.,
senior bond, 2.30%, 5/15/30	United States	1,600,000	1,598,201
senior note, 2.95%, 8/15/29	United States	4,900,000	5,160,154
			12,571,659
Commercial Services & Supplies 0.3%
Boardwalk Pipelines LP, senior note, 4.80%, 5/03/29	United States	3,950,000	4,429,792

Containers & Packaging 0.1%
Bemis Co. Inc., senior note, 2.63%, 6/19/30	United States	1,000,000	1,004,721
WRKCo Inc., Sr. Unsecured, 4.00%, 3/15/28	United States	1,100,000	1,216,699
			2,221,420
Diversified Consumer Services 0.3%
Kohl's Corp., Sr. Unsecured note, 3.375%, 5/01/31	United States	5,000,000	5,097,375

Diversified Financial Services 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.40%, 10/29/33	Ireland	2,000,000	2,038,723

Diversified Telecommunication Services 1.4%
America Movil SAB de CV, Sr. Unsecured note, 2.875%, 5/07/30	Mexico	3,800,000	3,945,764
AT&T Inc., Sr. Unsecured, 3.50%, 6/01/41	United States	4,000,000	4,119,690
France Telecom SA, senior bond, 9.00%, 3/01/31	France	4,300,000	6,596,070
Verizon Communications Inc.,
Sr. Unsecured note, 1.75%, 1/20/31	United States	5,000,000	4,738,273
Sr. Unsecured note, 2.85%, 9/03/41	United States	3,900,000	3,855,090
			23,254,887
Education Services 0.5%
Rockefeller University, Series 2020, Unsecured, 3.75%, 7/01/51	United States	7,000,000	8,230,510

Electric Utilities 2.5%
Baltimore Gas and Electric Co., senior bond, 3.50%, 8/15/46	United States	1,400,000	1,517,886
[a] Comision Federal de Electricidad, 144A, 3.348%, 2/09/31	Mexico	3,800,000	3,732,626
Duke Energy Corp., senior bond, 3.75%, 9/01/46	United States	6,400,000	6,845,767
[a] EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	3,500,000	3,407,619
Enel Finance International NV,
[a] 144A, 2.25%, 7/12/31	Italy	3,500,000	3,389,091
[a] senior bond, 144A, 3.50%, 4/06/28	Netherlands	2,700,000	2,887,976
Exelon Corp., senior bond, 4.05%, 4/15/30	United States	3,000,000	3,336,713
Georgia Power Co., senior bond, 4.75%, 9/01/40	United States	1,400,000	1,654,834
MidAmerican Energy Co., secured bond, 3.65%, 8/01/48	United States	1,100,000	1,239,540
[a] Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, senior
bond, 144A, 4.875%, 7/17/49	Indonesia	750,000	804,566
[a] State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%,
5/04/27	China	3,300,000	3,566,284
The Southern Co., senior bond, 3.70%, 4/30/30	United States	4,000,000	4,355,292
Virginia Electric and Power Co., senior bond, 3.80%, 9/15/47	United States	5,100,000	5,776,159
			42,514,353
Electronic Equipment, Instruments & Components 0.8%
Flex Ltd., senior note, 4.875%, 5/12/30	Singapore	6,300,000	7,191,843
Teledyne FLIR LLC, Sr. Unsecured note, 2.50%, 8/01/30	United States	6,000,000	6,020,097
			13,211,940
Energy Equipment & Services 0.7%
Kinder Morgan Inc. 2.00%, 2/15/31	United States	4,300,000	4,097,080
MPLX LP, Sr. Unsecured, 2.65%, 8/15/30	United States	5,000,000	4,982,988

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] Schlumberger Holdings Corp., senior note, 144A, 3.90%, 5/17/28	United States	1,950,000	2,108,064
			11,188,132
Equity Real Estate Investment Trusts (REITs) 0.1%
Kimco Realty Corp., Sr. Unsecured, 4.25%, 4/01/45	United States	750,000	861,969

Food Products 0.8%
[a] Bimbo Bakeries USA Inc., 144A, 4.00%, 5/17/51	United States	800,000	867,815
[a] Cencosud SA, 144A, 5.15%, 2/12/25	Chile	6,300,000	6,810,520
[a] JBS Finance Luxembourg Sarl, 144A, 3.625%, 1/15/32	Luxembourg	800,000	804,392
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	4,100,000	4,292,842
			12,775,569
Health Care Providers & Services 1.1%
Anthem Inc., senior bond, 5.10%, 1/15/44	United States	2,000,000	2,646,230
Centene Corp., Sr. Unsecured, 3.00%, 10/15/30	United States	3,000,000	3,054,720
CVS Health Corp.,
senior bond, 4.30%, 3/25/28	United States	1,117,000	1,254,504
senior bond, 4.875%, 7/20/35	United States	1,400,000	1,714,516
HCA Inc., senior secured bond, first lien, 5.50%, 6/15/47	United States	900,000	1,180,513
Quest Diagnostics Inc., senior bond, 2.80%, 6/30/31	United States	6,800,000	7,029,678
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/31	Ireland	1,700,000	1,716,393
			18,596,554
Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp., Sr. Unsecured, 3.90%, 8/08/29	United States	4,700,000	4,737,480

Household Durables 0.4%
Mohawk Industries Inc., senior bond, 3.625%, 5/15/30	United States	6,200,000	6,655,822

Independent Power Producers & Energy Traders 0.3%
[a] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	5,550,000	5,872,039

Insurance 1.1%
Arch Capital Group Ltd., senior bond, 3.635%, 6/30/50	United States	1,700,000	1,823,731
AXA SA, Subordinated, 8.60%, 12/15/30	France	3,600,000	5,199,817
[a] Five Corners Funding Trust II, senior note, 144A, 2.85%, 5/15/30	United States	4,000,000	4,149,066
MetLife Inc., senior bond, 5.875%, 2/06/41	United States	1,100,000	1,559,784
Radian Group Inc., Sr. Unsecured, 4.875%, 3/15/27	United States	3,700,000	3,974,031
Reinsurance Group of America Inc., Sr. Unsecured, 3.90%, 5/15/29	United States	2,250,000	2,465,148
			19,171,577
Internet & Direct Marketing Retail 0.5%
Alibaba Group Holding Ltd.,
senior note, 2.125%, 2/09/31	Cayman Islands	2,800,000	2,706,067
senior note, 3.40%, 12/06/27	Cayman Islands	5,200,000	5,508,632
			8,214,699
Internet Software & Services 0.2%
[a] Tencent Holdings Ltd., Sr. Unsecured, 144A, 3.925%, 1/19/38	Cayman Islands	4,000,000	4,258,444

IT Services 0.6%
Fidelity National Information Services Inc., Sr. Unsecured note, 2.25%,
3/01/31	United States	3,200,000	3,132,715
Fiserv Inc.,
senior bond, 2.65%, 6/01/30	United States	4,700,000	4,774,524
senior bond, 4.40%, 7/01/49	United States	2,400,000	2,866,595

			10,773,834
Media 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
senior bond, 2.80%, 4/01/31	United States	5,000,000	4,953,604
senior secured note, 3.50%, 3/01/42	United States	1,500,000	1,457,512
Comcast Corp., senior bond, 4.25%, 1/15/33	United States	2,000,000	2,343,668
Fox Corp., senior bond, 5.576%, 1/25/49	United States	3,200,000	4,378,169

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	1,100,000	1,336,834
			14,469,787
Metals & Mining 0.1%
[a] Corp. Nacional del Cobre de Chile, Sr. Unsecured, 144A, 4.50%, 8/01/47	Chile	1,160,000	1,339,851

Multiline Retail 0.3%
Dollar Tree Inc. , senior bond, 4.20%, 5/15/28	United States	5,100,000	5,688,399

Oil, Gas & Consumable Fuels 2.2%
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	3,000,000	3,216,443
Cheniere Corpus Christi Holdings LLC, senior secured note, first lien,
5.875%, 3/31/25	United States	3,400,000	3,770,754
[a] Continental Resources Inc., senior bond, 144A, 5.75%, 1/15/31	United States	3,400,000	4,009,620
Enable Midstream Partners LP, senior note, 3.90%, 5/15/24	United States	2,650,000	2,768,739
Energy Transfer Operating LP, senior bond, 5.15%, 3/15/45	United States	850,000	962,737
Enterprise Products Operating LLC, senior bond, 4.25%, 2/15/48	United States	1,150,000	1,304,873
Equinor ASA, senior note, 2.375%, 5/22/30	Norway	3,000,000	3,050,974
Exxon Mobil Corp., senior bond, 2.61%, 10/15/30	United States	5,000,000	5,187,705
MPLX LP, senior bond, 4.70%, 4/15/48	United States	1,250,000	1,445,637
[a] Pertamina Persero PT, senior bond, 144A, 4.70%, 7/30/49	Indonesia	1,000,000	1,094,259
Phillips 66 3.30%, 3/15/52	United States	950,000	950,731
Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%,
3/15/28	United States	4,000,000	4,385,046
[a] Sinopec Group Overseas Development 2018 Ltd., 144A, 3.35%, 5/13/50	British Virgin Islands	1,700,000	1,711,786
TC PipeLines LP, senior note, 3.90%, 5/25/27	United States	2,550,000	2,797,786
The Williams Cos. Inc.,
senior bond, 3.50%, 11/15/30	United States	1,000,000	1,064,148
senior bond, 5.10%, 9/15/45	United States	300,000	369,567
			38,090,805
Paper & Forest Products 0.2%
Suzano Austria GmbH 3.125%, 1/15/32	Austria	2,700,000	2,616,948

Pharmaceuticals 0.9%
Bristol-Myers Squibb Co., senior bond, 4.125%, 6/15/39	United States	3,200,000	3,792,009
Royalty Pharma PLC,
1.75%, 9/02/27	United Kingdom	1,300,000	1,278,105
2.20%, 9/02/30	United Kingdom	4,000,000	3,876,423
Takeda Pharmaceutical Co. Ltd.,
senior note, 2.05%, 3/31/30	Japan	2,600,000	2,548,989
senior note, 5.00%, 11/26/28	Japan	2,700,000	3,174,651
			14,670,177
Real Estate Investment Trusts (REITs) 0.0%†
MPT Operating Partnership LP/MPT Finance Corp., senior bond, 3.50%,
3/15/31	United States	400,000	405,116

Road & Rail 0.3%
Burlington Northern Santa Fe LLC,
senior bond, 4.15%, 4/01/45	United States	2,300,000	2,771,087
senior bond, 4.90%, 4/01/44	United States	1,100,000	1,440,258
CSX Corp., senior bond, 4.25%, 11/01/66	United States	750,000	919,805
			5,131,150
Software 0.3%
ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	6,000,000	5,591,730

Tobacco 0.8%
Altria Group Inc., senior note, 3.40%, 5/06/30	United States	6,600,000	6,835,701
[a] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 7/26/26	United Kingdom	6,000,000	6,313,555
			13,149,256
Wireless Telecommunication Services 0.7%
T-Mobile USA Inc.,
senior bond, 3.30%, 2/15/51	United States	2,000,000	1,957,953

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

senior note, 3.75%, 4/15/27	United States	5,000,000	5,417,006
senior secured bond, 3.875%, 4/15/30	United States	1,000,000	1,094,726
Vodafone Group PLC, senior bond, 6.15%, 2/27/37	United Kingdom	2,300,000	3,123,191
			11,592,876

Total Corporate Bonds & Notes (Cost $444,185,793)			448,429,379
U.S. Government & Agency Securities 38.9%
U.S. Treasury Bond,
1.125%, 8/15/40	United States	14,300,000	12,490,156
1.25%, 5/15/50	United States	20,450,000	17,373,713
1.375%, 8/15/50	United States	15,600,000	13,671,328
2.00%, 11/15/41	United States	1,500,000	1,517,578
2.00%, 2/15/50	United States	11,100,000	11,279,074
2.25%, 8/15/46	United States	25,354,000	26,817,798
2.25%, 8/15/49	United States	2,050,000	2,194,861
2.50%, 5/15/46	United States	5,100,000	5,638,488
2.75%, 8/15/42	United States	4,387,000	5,000,152
2.75%, 11/15/42	United States	5,924,000	6,753,823
3.00%, 11/15/44	United States	12,595,000	15,024,457
3.00%, 2/15/49	United States	7,293,000	8,969,251
3.50%, 2/15/39	United States	3,175,000	3,984,129
U.S. Treasury Note,
0.25%, 6/30/25	United States	24,509,000	23,814,898
0.375%, 11/30/25	United States	91,791,000	89,026,513
0.375%, 1/31/26	United States	59,300,000	57,384,332
0.50%, 3/31/25	United States	51,900,000	51,046,488
0.875%, 6/30/26	United States	39,000,000	38,386,055
1.25%, 12/31/26	United States	2,000,000	1,998,125
1.375%, 8/31/23	United States	86,000,000	87,027,968
1.50%, 3/31/23	United States	30,273,000	30,646,682
1.50%, 9/30/24	United States	9,050,000	9,193,881
1.50%, 10/31/24	United States	5,750,000	5,840,742
1.875%, 9/30/22	United States	24,500,000	24,783,237
2.125%, 2/29/24	United States	100,665,000	103,566,983
2.125%, 3/31/24	United States	3,500,000	3,602,676
Total U.S. Government & Agency Securities (Cost $668,830,828)			657,033,388
Municipal Bonds 4.2%
Alabama 0.3%
Southeast Alabama Gas Supply District, Series 2018B, Monthly, VRDN, 0.916%, 6/01/49		5,000,000	5,046,545

California 2.5%
California Health Facilities Financing Authority,
State of California Personal Income Tax Revenue, 2.934%, 6/01/32		530,000	553,987
State of California Personal Income Tax Revenue, 2.984%, 6/01/33		460,000	480,485
State of California Personal Income Tax Revenue, 3.034%, 6/01/34		345,000	359,668
California State University, Series 2021B-1, 2.719%, 11/01/52		2,195,000	2,218,157
Clovis Unified School District, Refunding, Series 2021B, 3.067%, 8/01/39		12,580,000	12,886,354
Contra Costa Community College District, Refunding, 2.926%, 8/01/38		4,000,000	4,140,020
Foothill-Eastern Transportation Corridor Agency, Refunding, Series 2019A, 4.094%, 1/15/49		275,000	296,197
Gilroy Unified School District, Refunding, 3.364%, 8/01/47		1,145,000	1,199,331
San Bernardino Community College District,
Refunding, 2.686%, 8/01/41		6,140,000	6,176,463
Refunding, 2.856%, 8/01/49		3,575,000	3,586,277
State of California, 4.00%, 3/01/46		2,500,000	2,946,910
Whittier City School District, Refunding, 3.306%, 8/01/43		7,500,000	7,798,255
			42,642,104
Florida 0.0%†
County of Broward, Airport System Revenue, Refunding, Series 2019C, 3.477%, 10/01/43		560,000	575,052

New York 0.3%
Metropolitan Transportation Authority,
4.00%, 11/15/45		1,095,000	1,252,068

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Green Bond, Series 2019B, 5.00%, 11/15/52		2,655,000	3,193,850
			4,445,918
Ohio 0.1%
Greenville City School District, Refunding, 3.541%, 1/01/51		1,295,000	1,361,982

Pennsylvania 0.7%
Commonwealth Financing Authority, Series 2021A, 2.991%, 6/01/42		7,800,000	7,998,687
Pennsylvania State University, Series 2020B, 2.888%, 9/01/50		3,500,000	3,468,602
			11,467,289
Texas 0.3%
City of Austin, Electric Utility Revenue, Refunding, 6.262%, 11/15/32		940,000	1,204,364
Texas Water Development Board, Series 2019A, 4.00%, 10/15/44		3,750,000	4,460,101
			5,664,465
Total Municipals (Cost $69,625,854)			71,203,355
Mortgage-Backed Securities 22.7%
Fannie Mae 4.3%
Federal Home Loan Mortgage Corp.,
2.00%, 5/01/35	United States	95,663	98,056
2.00%, 9/01/36	United States	642,990	659,075
2.00%, 11/01/36	United States	984,183	1,008,803
2.00%, 5/01/51	United States	2,621,230	2,618,169
2.00%, 11/01/51	United States	2,599,354	2,594,558
2.00%, 12/01/51	United States	1,879,088	1,875,621
2.50%, 11/01/51	United States	2,533,329	2,590,645
2.50%, 11/01/51	United States	2,564,328	2,619,520
3.00%, 3/01/50	United States	7,112,546	7,486,849
3.00%, 3/01/50	United States	18,269,755	19,169,593
3.50%, 2/01/47	United States	3,304,151	3,532,853
3.50%, 2/01/47	United States	1,829,133	1,956,824
3.50%, 3/01/48	United States	4,543,930	4,860,962
3.50%, 3/01/48	United States	2,157,598	2,304,806
4.00%, 11/01/45	United States	3,276,982	3,552,657
4.00%, 6/01/48	United States	6,772,847	7,359,721
4.00%, 5/01/50	United States	7,694,095	8,331,143
			72,619,855
Freddie Mac 15.9%
Federal National Mortgage Association,
1.50%, 1/01/37	United States	7,879,000	7,907,093
2.00%, 7/01/35	United States	248,288	254,499
2.00%, 5/01/36	United States	12,788,013	13,112,830
2.00%, 7/01/36	United States	11,053,522	11,330,036
2.00%, 8/01/36	United States	4,152,035	4,255,902
2.00%, 10/01/36	United States	7,142,415	7,321,088
2.00%, 11/01/36	United States	661,483	678,030
2.00%, 12/01/36	United States	4,100,648	4,203,229
2.00%, 7/01/51	United States	24,132,563	24,087,178
2.00%, 8/01/51	United States	8,163,162	8,147,810
2.00%, 9/01/51	United States	984,060	982,244
2.00%, 10/01/51	United States	6,618,934	6,606,722
2.00%, 11/01/51	United States	500,195	499,427
2.00%, 12/01/51	United States	6,200,922	6,189,480
2.00%, 12/01/51	United States	2,621,202	2,616,457
2.50%, 10/01/31	United States	366,456	380,040
2.50%, 12/01/35	United States	862,458	892,832
2.50%, 7/01/36	United States	7,984,615	8,300,367
2.50%, 2/01/51	United States	4,275,800	4,367,828
2.50%, 7/01/51	United States	2,631,337	2,690,530
2.50%, 7/01/51	United States	8,311,695	8,490,587
2.50%, 9/01/51	United States	2,498,630	2,554,863
2.50%, 11/01/51	United States	24,504,370	25,031,777
2.50%, 12/01/51	United States	22,772,139	23,262,263

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

3.00%, 1/01/31	United States	773,358	814,136
3.00%, 12/01/32	United States	1,708,429	1,791,766
3.00%, 4/01/33	United States	2,504,440	2,620,337
3.00%, 2/01/35	United States	1,979,857	2,072,873
3.00%, 4/01/50	United States	7,590,836	7,981,378
3.00%, 9/01/50	United States	5,943,270	6,237,161
3.00%, 7/01/51	United States	5,313,906	5,510,051
3.00%, 11/01/51	United States	13,861,363	14,397,559
3.50%, 11/01/48	United States	11,136,866	12,010,657
3.50%, 8/01/49	United States	12,747,061	13,627,737
4.00%, 9/01/48	United States	7,424,567	8,019,296
4.50%, 7/01/47	United States	7,264,932	7,947,866
4.50%, 5/01/48	United States	3,657,269	4,019,599
4.50%, 12/01/48	United States	5,215,347	5,663,531
4.50%, 2/01/50	United States	2,198,407	2,393,813
			269,270,872
Ginnie Mae 2.5%
Government National Mortgage Association,
2.00%, 6/20/51	United States	6,792,713	6,863,531
2.50%, 6/20/51	United States	15,564,314	15,963,490
2.50%, 11/20/51	United States	3,861,254	3,960,284
3.00%, 11/20/50	United States	1,333,563	1,382,369
3.00%, 5/20/51	United States	2,472,047	2,561,369
3.00%, 9/20/51	United States	1,617,971	1,678,735
3.00%, 10/20/51	United States	2,527,218	2,622,677
3.00%, 11/20/51	United States	2,527,292	2,623,856
3.50%, 2/20/51	United States	2,223,863	2,317,252
3.50%, 7/20/51	United States	2,509,383	2,620,880
			42,594,443
Total Mortgage-Backed Securities (Cost $378,164,954)			384,485,170
Foreign Government and Agency Securities 3.8%
Chile 0.1%
Chile Government International Bond, Sr. Unsecured, 3.5%,1/25/2050		1,100,000	1,141,074

Colombia 0.3%
Colombia Government International Bond,
senior bond, 5.00%, 6/15/45		3,250,000	2,945,313
senior bond, 5.625%, 2/26/44		2,000,000	1,942,240
			4,887,553
India 0.1%
[a] Export-Import Bank of India, senior note, 144A,3.25%, 1/15/2030		1,000,000	1,019,699

Indonesia 0.4%
Indonesia Government International Bond,
[a] senior bond, 144A, 4.35%, 1/08/27		3,150,000	3,513,034

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] senior note, 144A, 4.125%, 1/15/25		3,500,000	3,780,562
			7,293,596
Kazakhstan 0.3%
[a] Kazakhstan Government International Bond, senior note, 144A,
5.125%, 7/21/2050		4,070,000	4,589,853

Mexico 0.2%
Mexico Government International Bond, senior bond,3.6%, 1/30/2025		2,700,000	2,867,805
Panama 0.4%
Panama Notas del Tesoro, senior note,3.75%, 4/17/2026		5,950,000	6,328,420

Peru 0.3%
Peruvian Government International Bond, senior bond, 2.783%, 1/23/2031		5,850,000	5,835,433
Philippines 0.3%
Philippine Government International Bond, senior bond, 3.95%,
1/20/2040		4,620,000	5,170,970

Romania 0.2%
[a] Romanian Government International Bond, senior bond, 144A, 5.125%,
6/15/2048		2,270,000	2,685,934
Russia 0.3%
[a] Russian Foreign Bond - Eurobond, senior bond, 144A, 5.1%, 3/28/2035		4,800,000	5,670,000

Supranational 0.6%
[a] African Export-Import Bank, senior bond, 144A, 3.994%, 9/21/29		6,100,000	6,310,548
[a] Banque Ouest Africaine de Developpement, Sr. Unsecured note, 144A, 5.00%,		3,800,000	4,207,664
			10,518,212
Uruguay 0.3%
Uruguay Government International Bond,
senior bond, 4.375%, 1/23/31		3,875,000	4,470,820
senior bond, 4.50%, 8/14/24		1,400,000	1,485,764
			5,956,584

Total Foreign Government and Agency Securities (Cost $65,466,720)			63,965,133
Asset-Backed Securities 1.9%
American Express Credit Account Master Trust, Series 2019-1, Class A,
ABS, 2.87%, 10/15/24		1,500,000	1,509,874
[a] BX 2021-LBA3 Mortgage Trust, Series 2021-PAC, Class A, 144A, 0.799%,
10/15/36		3,090,000	3,082,934
BX Commercial Mortgage Trust,
[a] Series 2020-BXLP, Class A, 144A, 0.91% to 12/15/36, FRN thereafter,
12/15/37		2,580,277	2,581,145
[a] Series 2021-VOLT, Class B, 144A, 1.06%, 9/15/36		3,190,000	3,175,417

Capital One Multi-Asset Execution Trust,
Series 2019-A2, Class A2, 1.72%, 8/15/24		5,510,000	5,555,832
Series 2019-A1, Class A1, 2.84%, 12/15/24		4,460,000	4,472,744
Citibank Credit Card Issuance Trust, Series 2017-A7 , Class A7, 0.473% to
8/08/23 FRN thereafter, 8/08/24		2,000,000	2,003,614
Discover Card Execution Note Trust, Series 2019-A3, Class A, 1.89%,
10/15/24		3,220,000	3,255,629
[a] New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1,
144A, 1.91%, 10/20/61		6,660,000	6,540,608
Total Asset-Backed Securities (Cost $32,199,658)			32,177,797
Total Investments before Short Term Investments (Cost $1,658,473,807)			1,657,294,222
Short Term Investments 1.5%
Money Market Funds 1.5%
[b,c] Institutional Fiduciary Trust Portfolio, 0.01%	United States	25,185,776	25,185,776

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Total Investments (Cost $1,683,659,583) 99.5%	1,682,479,998
Other Assets, less Liabilities 0.5%	8,208,040
Net Assets 100.0%	$1,690,688,038

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offsering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$117,866,329, representing 7.0% of net assets.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

At December 31, 2021, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
								Unamortized
		Periodic						Upfront	Unrealized
		Payment Rate		Payment	Maturity	Notional		Payments	Appreciation
Description		Received (Paid)		Frequency	Date	Amount	Value	(Receipts)	(Depreciation)
Over the counter Swap Contracts
Contracts to Sell Protection[d,e]

Long: s25995201 CDS USD R F	1.00000
Mexico Government International Bond		1%	%	Quarterly	6/20/26	5,200,000	$42,653	$14,678	$27,975
Long: s26257921 CDS USD R F	1.00000
Nordstrom Inc.		1%	%	Quarterly	12/20/26	3,810,000	(408,821)	(337,465)	(85,269)

									$(57,294)

dThe Fund enters contracts to sell protection to create a long credit position.
ePerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded swaps.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

						Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
U.S. Treasury Bond Ultra		Long	55	$10,841,875	3/22/22	$237,107
U.S. Treasury 10 Yr. Note		Long	71	9,263,281	3/22/22	108,066
Ultra 10 Yr. U.S. Treasury Note		Short	23	3,368,063	3/22/22	(10,576)
U.S. Treasury Bond Long		Short	108	17,327,250	3/22/22	(239,778)

Total Futures Contracts						$94,819
*As of period end.

Abbreviations

Selected Portfolio

FRN	- Floating Rate Note
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin Liberty U.S. Low Volatility ETF	Shares	Value
Common Stocks 99.5%
Communication Services 9.6%
[a] Alphabet Inc., A	606	$1,755,606
AT&T Inc.	71,216	1,751,914
[a] Charter Communications Inc., A	2,704	1,762,927
Comcast Corp., A	35,665	1,795,019
[a] Liberty Broadband Corp., C	11,065	1,782,572
[a] T-Mobile US Inc.	14,424	1,672,896
TELUS Corp.	75,734	1,785,050
Verizon Communications Inc.	33,017	1,715,563
		14,021,547
Consumer Discretionary 12.5%
[a] Amazon.com Inc.	519	1,730,523
Dollar General Corp.	7,988	1,883,810
McDonald's Corp.	6,698	1,795,533
NIKE Inc., B	10,629	1,771,535
[a] NVR Inc.	307	1,814,023
[a] O'Reilly Automotive Inc.	2,625	1,853,854
Target Corp.	8,048	1,862,629
The Home Depot Inc.	4,535	1,882,070
The TJX Cos. Inc.	23,872	1,812,362
Tractor Supply Co.	7,941	1,894,723
		18,301,062
Consumer Staples 5.5%
McCormick & Co. Inc.	16,891	1,631,839
PepsiCo Inc.	9,301	1,615,677
The Coca-Cola Co.	27,198	1,610,394
The Procter & Gamble Co.	9,959	1,629,093
Walmart Inc.	11,253	1,628,197
		8,115,200
Energy 2.6%
Chevron Corp.	10,637	1,248,252
Exxon Mobil Corp.	20,304	1,242,402
Kinder Morgan Inc.	78,444	1,244,122
		3,734,776
Financials 10.9%
Aflac Inc.	27,642	1,614,016
Arthur J Gallagher & Co.	9,582	1,625,778
BlackRock Inc.	1,724	1,578,426
Intercontinental Exchange Inc.	11,719	1,602,808
JPMorgan Chase & Co.	10,065	1,593,793
Nasdaq Inc.	7,768	1,631,358
S&P Global Inc.	3,339	1,575,774
The Progressive Corp.	15,522	1,593,333
The Travelers Cos. Inc.	10,103	1,580,412
US Bancorp	28,137	1,580,455
		15,976,153
Health Care 13.1%
Abbott Laboratories	12,565	1,768,398
AbbVie Inc.	13,080	1,771,032
Becton Dickinson and Co.	6,749	1,697,238
Bristol-Myers Squibb Co.	27,661	1,724,663
Danaher Corp.	5,413	1,780,931
Johnson & Johnson	10,165	1,738,927
Medtronic PLC	16,721	1,729,787
Merck & Co. Inc.	22,501	1,724,477
Pfizer Inc.	28,834	1,702,648
Quest Diagnostics Inc.	10,171	1,759,685

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

UnitedHealth Group Inc.	3,488	1,751,464
		19,149,250
Industrials 7.7%
AMETEK Inc.	7,720	1,135,149
Honeywell International Inc.	5,382	1,122,201
IDEX Corp.	4,751	1,122,756
Illinois Tool Works Inc.	4,586	1,131,825
Lockheed Martin Corp.	3,184	1,131,625
Republic Services Inc.	8,138	1,134,844
Roper Technologies Inc.	2,285	1,123,900
Union Pacific Corp.	4,481	1,128,898
United Parcel Service Inc., B	5,240	1,123,142
Verisk Analytics Inc.	4,889	1,118,261
		11,272,601
Information Technology 29.4%
Accenture PLC, A	5,452	2,260,127
Amphenol Corp., A	25,795	2,256,031
Analog Devices Inc.	12,450	2,188,337
[a] ANSYS Inc.	5,403	2,167,251
Apple Inc.	13,717	2,435,728
Automatic Data Processing Inc.	9,237	2,277,659
[a] Black Knight Inc.	26,189	2,170,806
Booz Allen Hamilton Holding Corp.	13,212	1,120,245
Cisco Systems Inc.	35,085	2,223,336
Fidelity National Information Services Inc.	19,496	2,127,988
International Business Machines Corp.	16,612	2,220,360
Intuit Inc.	3,449	2,218,466
Jack Henry & Associates Inc.	12,983	2,168,031
[a] Keysight Technologies Inc.	10,844	2,239,394
Mastercard Inc., A	6,108	2,194,727
Microsoft Corp.	6,662	2,240,564
Oracle Corp.	23,413	2,041,848
[a] Synopsys Inc.	5,966	2,198,471
Texas Instruments Inc.	11,495	2,166,463
Visa Inc., A	9,947	2,155,614
		43,071,446
Materials 2.3%
Air Products and Chemicals Inc.	3,718	1,131,239
Ecolab Inc.	4,877	1,144,095
Linde PLC	3,303	1,144,258
		3,419,592
Real Estate 3.4%
Crown Castle International Corp.	7,911	1,651,342
Equinix Inc.	1,952	1,651,080
Public Storage	4,342	1,626,339
		4,928,761
Utilities 2.5%
American Electric Power Co. Inc.	8,232	732,401
Consolidated Edison Inc.	8,566	730,851
Dominion Energy Inc.	9,258	727,309
Duke Energy Corp.	6,932	727,167
NextEra Energy Inc.	7,895	737,077
		3,654,805
Total Investments before Short Term Investments (Cost $116,165,126)		145,645,193

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Country	Principal Amount*	Value
Short Term Investments 0.2%
U.S. Government & Agency Securities 0.2%
[b] Federal Home Loan Bank Discount Notes, 01/03/2022	United States	355,000	355,000
Total Short-Term Investments (Cost $355,000)			355,000
Total Investments (Cost $116,520,126) 99.7%			146,000,193
Other Assets, less Liabilities 0.3%			423,554

Net Assets 100.0%			$146,423,747

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, December 31, 2021 (unaudited)

Franklin Liberty U.S. Treasury Bond ETF	Country	Principal Amount*	Value
U.S. Government & Agency Securities 96.1%
U.S. Treasury Bond,
1.125%, 8/15/40	United States	12,570,000	$10,979,109
2.00%, 8/15/51	United States	2,413,000	2,460,506
2.25%, 8/15/46	United States	9,339,000	9,878,181
2.25%, 8/15/49	United States	7,922,000	8,481,801
2.375%, 5/15/51	United States	551,000	608,769
2.50%, 2/15/45	United States	8,932,000	9,826,247
2.75%, 11/15/47	United States	8,790,000	10,236,916
2.875%, 5/15/49	United States	4,980,000	6,000,900
3.00%, 5/15/47	United States	1,800,000	2,185,453
3.375%, 11/15/48	United States	8,760,000	11,464,992
4.375%, 2/15/38	United States	3,650,000	5,030,727
4.50%, 2/15/36	United States	6,300,000	8,660,531
4.50%, 5/15/38	United States	6,080,000	8,503,688
U.S. Treasury Note,
0.125%, 5/31/22	United States	35,400,000	35,395,188
0.50%, 6/30/27	United States	27,050,000	25,889,809
0.625%, 8/15/30	United States	2,450,000	2,285,391
0.75%, 8/31/26	United States	1,795,000	1,754,963
1.125%, 2/29/28	United States	7,358,000	7,252,804
1.25%, 8/31/24	United States	12,670,000	12,787,791
1.25%, 4/30/28	United States	18,200,000	18,038,617
1.375%, 11/15/31	United States	500,000	493,828
1.50%, 9/30/24	United States	12,610,000	12,810,479
1.50%, 11/30/24	United States	13,959,000	14,179,836
1.625%, 8/15/29	United States	6,785,000	6,884,920
1.75%, 7/31/24	United States	7,080,000	7,239,300
1.875%, 7/31/26	United States	31,973,000	32,883,481
2.00%, 4/30/24	United States	11,369,000	11,678,539
2.00%, 5/31/24	United States	12,230,000	12,567,280
2.125%, 3/31/24	United States	13,131,000	13,516,210
2.125%, 9/30/24	United States	9,390,000	9,697,743
2.125%, 11/30/24	United States	12,920,000	13,352,517
2.25%, 10/31/24	United States	10,600,000	10,988,805
2.25%, 11/15/24	United States	13,470,000	13,966,180
2.375%, 2/29/24	United States	7,789,000	8,054,313
2.375%, 5/15/27	United States	4,000,000	4,222,500
2.50%, 5/15/24	United States	14,085,000	14,633,545
2.875%, 8/15/28	United States	1,764,000	1,926,894
3.125%, 11/15/28	United States	11,527,000	12,815,232
Total U.S. Government & Agency Securities (Cost $409,424,531)			399,633,985
Mortgage-Backed Securities 1.6%
Fannie Mae 0.6%
Federal National Mortgage Association	United States	2,281,417	2,330,520

Ginnie Mae 1.0%
Government National Mortgage Association	United States	4,155,749	4,314,533

Total Mortgage-Backed Securities (Cost $6,691,839)			6,645,053
Short Term Investments 1.9%
Money Market Funds 1.9%
[a,b] Institutional Fiduciary Trust Portfolio, 0.01%	United States	7,885,284	7,885,284
Total Short Term Investments (Cost $7,885,284)			7,885,284
Total Investments (Cost $424,001,654) 99.6%			414,164,322

Other Assets, less Liabilities 0.4%			1,559,241
Net Assets 100.0%			$415,723,563

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSee Note 5 regarding investments in affiliated management investment companies.
bThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin Liberty Ultra Short Bond ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 94.3%
Aerospace & Defense 2.7%
The Boeing Co., senior note, 1.167%, 2/04/23	United States	100,000	$100,012
Automobiles 4.1%
[a] Hyundai Capital America, Senior note, 144A, 2.375%, 2/10/23	United States	150,000	152,117
Banks 23.0%
Bank of America Corp., senior note, FRN thereafter, 1.124%, 4/24/23	United States	50,000	50,118
Bank of Montreal, senior note, FRN thereafter, 0.73%, 3/10/23	Canada	50,000	50,247
Canadian Imperial Bank of Commerce, senior note, FRN thereafter, 0.85%,
3/17/23	Canada	50,000	50,273
Citigroup Inc., senior note, FRN thereafter, 1.601%, 9/01/23	United States	150,000	151,138
JPMorgan Chase & Co., senior note, FRN thereafter, 1.024%, 4/25/23	United States	100,000	100,229
M&T Bank Corp., senior note, FRN thereafter, 0.805%, 7/26/23	United States	150,000	151,121
Morgan Stanley, senior unsecured note, FRN thereafter, 0.731%, 4/05/24	United States	100,000	99,717
Sumitomo Mitsui Financial Group Inc., senior note, FRN thereafter, 0.862%,
1/17/23	Japan	50,000	50,245
The Goldman Sachs Group Inc., senior unsecured note, FRN thereafter,
0.59%, 11/17/23	United States	100,000	100,036
Wells Fargo & Co., senior note, FRN thereafter, 1.234%, 1/24/23	United States	50,000	50,027
			853,151
Biotechnology 4.1%
Abbvie Inc., senior unsecured, 0.81%, 11/21/22	United States	50,000	50,194
Biogen Inc., senior note, 3.625%, 9/15/22	United States	100,000	102,160

			152,354
Capital Markets 2.7%
Goldman Sachs Group Inc., senior note, FRN thereafter, 0.914%, 2/23/23	United States	50,000	50,222
Morgan Stanley, senior unsecured, GMTN, FRN thereafter, 0.749%,
1/20/23	United States	50,000	50,008
			100,230
Chemicals 4.9%
DuPont de Nemours Inc., senior note, FRN thereafter, 1.266%, 11/15/23	United States	150,000	152,015
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	28,000	29,265
			181,280
Consumer Finance 8.2%
Bunge Ltd. Finance Corp. 3.00%, 9/25/22	United States	100,000	101,589
Capital One Financial Corp., senior note, 2.60%, 5/11/23	United States	50,000	51,097
General Motors Financial Co. Inc., senior unsecured, 1.70%, 8/18/23	United States	100,000	100,990
Royalty Pharma PLC 0.75%, 9/02/23	United Kingdom	50,000	49,704
			303,380
Electric Utilities 1.4%
[a] Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%,
7/15/24	United States	50,000	51,520
Energy Equipment & Services 5.5%
Energy Transfer LP, senior unsecured, 3.60%, 2/01/23	United States	50,000	50,981
Kinder Morgan Energy Partners LP 3.95%, 9/01/22	United States	100,000	101,352
[a] Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	Canada	50,000	50,815
			203,148
Food Products 4.0%
BAT Capital Corp., senior note, 2.764%, 8/15/22	United States	50,000	50,539

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Hormel Foods Corp., senior unsecured note, 0.65%, 6/03/24	United States	100,000	99,275
			149,814
Health Care Equipment & Supplies 2.7%
Thermo Fisher Scientific Inc., Sr. Unsecured, 0.797%, 10/18/23	United States	100,000	99,691
Industrial Conglomerates 1.3%
General Electric Co., senior unsecured, FRN thereafter, 1.203%, 3/15/23	United States	50,000	50,217
Insurance 4.0%
[a] Brighthouse Financial Global Funding, Secured, 144A, 1.20%, 12/15/23	United States	100,000	100,213
[a] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	50,000	50,572
			150,785
Internet & Direct Marketing Retail 4.1%
eBay Inc., senior note, 0.999%, 1/30/23	United States	150,000	151,068
Multiline Retail 1.3%
Walgreens Boots Alliance Inc., Sr. Unsecured, 0.95%, 11/17/23	United States	50,000	49,995
Oil, Gas & Consumable Fuels 1.4%
[a] Kinder Morgan Inc., 144A, 5.625%, 11/15/23	United States	50,000	53,448
Pharmaceuticals 10.8%
AmerisourceBergen Corp., senior note, 0.737%, 3/15/23	United States	150,000	149,648
AstraZeneca PLC, senior note, 0.823%, 8/17/23	United Kingdom	150,000	151,043
[a] Bristol-Myers Squibb Co., senior note, 144A, 2.60%, 5/16/22	United States	50,000	50,419
GlaxoSmithKline Capital PLC, senior note, 0.534%, 10/01/23	United Kingdom	50,000	49,826
			400,936
Road & Rail 4.1%
[a] Penske Truck Leasing Co. LP/PTL Finance Corp., senior note, 144A,
2.70%, 3/14/23	United States	150,000	152,915
Semiconductors & Semiconductor Equipment 4.0%
[a] Microchip Technology Inc., senior secured note, 144A, 0.983%, 9/01/24	United States	150,000	147,332

Total Corporate Bonds & Notes (Cost $3,510,848)			3,503,393
Asset-Backed Securities 5.4%
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, FRN
thereafter, 0.724%, 4/22/26	United States	100,000	101,143
Discover Card Execution Note Trust, Series 2017-A5, Class A5, FRN
thereafter, 0.71%, 12/15/26	United States	100,000	101,104
Total Asset-Backed Securities (Cost $200,922)			202,247
Total Investments before Short Term Investments (Cost $3,711,770)			3,705,640
Short Term Investments 0.7%
Money Market Funds 0.7%
[b,c] Institutional Fiduciary Trust Portfolio, 0.01%	United States	24,292	24,292
Total Short Term Investments (Cost $24,292)			24,292
Total Investments (Cost $3,736,062) 100.4%			3,729,932
Other Assets, less Liabilities (0.4)%			(14,143)
Net Assets 100.0%			$3,715,789

*The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. As of December 31, 2021, the aggregate value of these securities was
$809,351, representing 21.8% of net assets.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Abbreviations

Selected Portfolio

FRN	-	Floating Rate Note

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin LibertyQ Emerging Markets ETF	Industry	Shares	Value
Common Stocks 98.0%
Brazil 4.6%
Ambev SA	Beverages	65,800	$182,161
B3 SA - Brasil Bolsa Balcao	Capital Markets	48,300	96,600
Banco Bradesco SA	Banks	11,200	32,554
Banco do Brasil SA	Banks	7,400	38,328
BB Seguridade Participacoes SA	Insurance	15,400	57,370
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	3,200	22,067
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	18,900	104,171
Telefonica Brasil SA	Diversified Telecommunication Services	9,809	84,865
TIM SA	Wireless Telecommunication Services	13,300	31,399
Vale SA	Metals & Mining	20,382	285,275
Vibra Energia SA	Specialty Retail	12,600	48,409
			983,199
Chile 0.3%
Cencosud SA	Food & Staples Retailing	11,025	18,440
Compania Cervecerias Unidas SA	Beverages	2,366	19,244
Enel Chile SA	Electric Utilities	514,227	17,986
			55,670
China 24.0%
360 DigiTech Inc.	Consumer Finance	1,169	26,805
[b]A-Living Services Co. Ltd., 144A	Commercial Services & Supplies	8,000	13,647
Agile Group Holdings Ltd.	Real Estate Management & Development	14,000	7,596
Agricultural Bank of China Ltd., A	Banks	72,100	33,334
Agricultural Bank of China Ltd., H	Banks	518,000	178,064
Anhui Conch Cement Co. Ltd., A	Construction Materials	4,900	31,053
Anhui Conch Cement Co. Ltd., H	Construction Materials	28,210	140,936
Anhui Gujing Distillery Co. Ltd., B	Beverages	700	9,966
Apeloa Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,100	6,070
Bank of Beijing Co. Ltd., A	Banks	23,100	16,129
Bank of Changsha Co. Ltd., A	Banks	1,800	2,211
Bank of Chengdu Co. Ltd., A	Banks	2,800	5,284
Bank of China Ltd., A	Banks	12,300	5,899
Bank of China Ltd., H	Banks	574,000	206,885
Bank of Communications Co. Ltd., A	Banks	44,800	32,478
Bank of Communications Co. Ltd., H	Banks	182,400	110,194
Bank of Jiangsu Co. Ltd., A	Banks	10,500	9,626
Bank of Nanjing Co. Ltd., A	Banks	9,500	13,386
Bank of Shanghai Co. Ltd., A	Banks	7,000	7,849
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	21,700	24,433
Beijing Enterprises Holdings Ltd.	Gas Utilities	7,000	24,152
By-health Co. Ltd., A	Personal Products	1,100	4,664
China Cinda Asset Management Co. Ltd., H	Capital Markets	154,000	28,049
China CITIC Bank Corp. Ltd., H	Banks	189,000	81,939
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	18,000	10,390
China Communications Services Corp. Ltd., H	Construction & Engineering	28,000	13,647
China Conch Venture Holdings Ltd.	Construction & Engineering	28,000	136,834
China Construction Bank Corp., A	Banks	700	645
China Construction Bank Corp., H	Banks	315,000	218,180
China Everbright Bank Co. Ltd., A	Banks	41,700	21,771
China Everbright Bank Co. Ltd., H	Banks	63,000	22,303
[b]China Feihe Ltd., 144A	Food Products	56,000	75,133
China Hongqiao Group Ltd.	Metals & Mining	38,500	40,642
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	42,000	12,983
China Life Insurance Co. Ltd., H	Insurance	63,000	104,403
China Medical System Holdings Ltd.	Pharmaceuticals	28,000	46,761
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	21,000	38,249
China Minsheng Banking Corp. Ltd., A	Banks	38,200	23,428
China Minsheng Banking Corp. Ltd., H	Banks	112,000	42,810

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

China National Building Material Co. Ltd., H	Construction Materials	66,500	81,544
China Overseas Property Holdings Ltd.	Real Estate Management & Development	21,900	23,231
China Pacific Insurance Group Co. Ltd., A	Insurance	5,600	23,883
China Pacific Insurance Group Co. Ltd., H	Insurance	39,200	106,343
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	16,500	10,976
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	336,000	156,443
China Railway Group Ltd., H	Construction & Engineering	56,000	29,594
China Resources Cement Holdings Ltd.	Construction Materials	56,000	42,307
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	26,300	88,046
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	7,700	27,269
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	77,105	180,788
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	19,600	15,411
China Taiping Insurance Holdings Co. Ltd.	Insurance	25,200	34,586
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	20,300	72,465
[a]Chongqing Brewery Co. Ltd., A	Beverages	600	14,278
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	4,900	2,967
CITIC Ltd.	Industrial Conglomerates	46,000	45,432
[a]COSCO SHIPPING Holdings Co. Ltd., A	Marine	5,600	16,459
[a]COSCO SHIPPING Holdings Co. Ltd., H	Marine	31,500	61,091
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	70,000	76,049
Daan Gene Co. Ltd., A	Biotechnology	1,660	5,237
[b]Dali Foods Group Co. Ltd., 144A	Food Products	35,000	18,316
Dongfeng Motor Group Co. Ltd., H	Automobiles	49,000	40,727
Focus Media Information Technology Co. Ltd.	Media	14,400	18,546
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	3,500	57,852
Fujian Sunner Development Co. Ltd.	Food Products	1,100	4,181
G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	100	6,634
Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	6,740	4,600
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	25,200	9,374
	Electronic Equipment, Instruments &
Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Components	700	8,960
Haitian International Holdings Ltd.	Machinery	9,000	24,993
Haitong Securities Co. Ltd., H	Capital Markets	24,000	21,272
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	700	3,965
Heilongjiang Agriculture Co. Ltd., A	Food Products	1,800	4,121
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	3,500	17,365
Hengan International Group Co. Ltd.	Personal Products	10,500	54,074
Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	700	15,915
Huaxia Bank Co. Ltd., A	Banks	12,600	11,096
Huaxin Cement Co. Ltd., A	Construction Materials	1,800	5,463
Hunan Valin Steel Co. Ltd., A	Metals & Mining	7,400	5,946
Industrial and Commercial Bank of China Ltd.	Banks	20,300	14,780
Industrial and Commercial Bank of China Ltd., H	Banks	357,000	201,480
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd.,
A	Chemicals	8,800	7,238
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	4,900	31,947
[a]Inner Mongolia Yuan Xing Energy Co. Ltd., A	Chemicals	1,800	2,066
Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	700	6,367
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	770	6,454
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	23,000	23,571
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A	Health Care Equipment & Supplies	400	2,378
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	2,100	5,601
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	2,100	3,190
Jinke Properties Group Co. Ltd., A	Real Estate Management & Development	2,100	1,479
Juewei Food Co. Ltd., A	Food Products	400	4,298
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	10,500	51,111
Kingfa Sci & Tech Co. Ltd., A	Chemicals	2,100	4,154
Kunlun Tech Co. Ltd.	Entertainment	1,100	4,005
Kweichow Moutai Co. Ltd., A	Beverages	760	245,005
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	21,000	14,599

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Electronic Equipment, Instruments &
Maxscend Microelectronics Co. Ltd., A	Components	200	10,278
Muyuan Foods Co. Ltd.	Food Products	4,920	41,285
New China Life Insurance Co. Ltd., A	Insurance	1,100	6,726
New China Life Insurance Co. Ltd., H	Insurance	12,300	32,894
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	28,000	30,060
Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	4,600	12,558
Ovctek China Inc., A	Health Care Equipment & Supplies	789	7,118
Perfect World Co. Ltd., A	Entertainment	1,800	5,749
PetroChina Co. Ltd., A	Oil, Gas & Consumable Fuels	10,500	8,107
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	266,000	118,392
PICC Property and Casualty Co. Ltd., H	Insurance	98,000	80,071
[b]Postal Savings Bank of China Co. Ltd., 144A	Banks	126,000	88,403
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	4,600	3,147
[a]Seazen Group Ltd.	Real Estate Management & Development	32,000	21,631
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	1,800	8,246
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	11,200	21,487
Shandong Buchang Pharmaceuticals Co. Ltd., A	Pharmaceuticals	700	2,322
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	1,400	6,891
Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	2,100	3,794
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	9,500	18,010
Shanghai Pudong Development Bank Co. Ltd., A	Banks	23,100	30,986
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	2,800	4,980
Shanxi Taigang Stainless Steel Co. Ltd., A	Metals & Mining	3,200	3,543
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	1,800	6,666
Shenzhen International Holdings Ltd.	Transportation Infrastructure	16,000	16,623
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	1,073	64,255
[a]Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	700	3,007
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A	Pharmaceuticals	700	2,158
Shimao Group Holdings Ltd.	Real Estate Management & Development	10,500	6,869
	Independent Power and Renewable
Sichuan Chuantou Energy Co Ltd., A	Electricity Producers	2,800	5,504
[a]Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	4,600	2,467
Sichuan Swellfun Co. Ltd., A	Beverages	400	7,548
Sinotruk Hong Kong Ltd.	Machinery	7,000	10,774
[b]Smoore International Holdings Ltd., 144A	Tobacco	17,500	89,225
Sunac China Holdings Ltd.	Real Estate Management & Development	21,000	31,730
The People's Insurance Co. Group of China Ltd., H	Insurance	133,000	40,260
Toly Bread Co. Ltd., A	Food Products	1,020	4,555
Tongkun Group Co. Ltd., A	Chemicals	1,800	5,995
[a]Topchoice Medical Investment Corp., A	Health Care Providers & Services	400	12,518
Uni-President China Holdings Ltd.	Food Products	14,000	13,576
[a]Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	5,985	50,274
Want Want China Holdings Ltd.	Food Products	70,000	64,287
Weihai Guangwei Composites Co. Ltd., A	Chemicals	400	5,314
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	2,100	8,923
Xiamen C & D Inc., A	Trading Companies & Distributors	2,800	3,994
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	2,100	7,771
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	28,000	55,667
Yealink Network Technology Corp. Ltd., A	Communications Equipment	700	8,966
[a]Yihai International Holding Ltd.	Food Products	6,500	30,056
Yintai Gold Co. Ltd., A	Metals & Mining	1,400	1,933
Yuexiu Property Co. Ltd.	Real Estate Management & Development	25,800	22,735
Zhejiang NHU Co. Ltd.	Pharmaceuticals	2,180	10,669
Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	2,100	2,553
Zhejiang Supor Co. Ltd.	Household Durables	700	6,851
Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	1,800	6,884
Zhuzhou Kibing Group Co. Ltd., A	Building Products	1,400	3,765
Zoomlion Heavy Industry Science and Technology Co. Ltd., A	Machinery	3,500	3,946
Zoomlion Heavy Industry Science and Technology Co. Ltd., H	Machinery	11,200	7,054
			5,098,400

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Czech Republic 0.3%
CEZ AS	Electric Utilities	1,981	74,972
Egypt 0.1%
Eastern Co. SAE	Tobacco	26,019	17,755
Greece 0.4%
Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	3,773	69,745
JUMBO SA	Specialty Retail	1,533	21,966
			91,711
Hong Kong 0.1%
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	16,500	28,063
Hungary 0.4%
MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	3,952	30,729
Richter Gedeon Nyrt	Pharmaceuticals	1,715	46,169
			76,898
India 13.6%
Adani Total Gas Ltd	Gas Utilities	3,437	79,610
Ambuja Cements Ltd.	Construction Materials	8,988	45,644
Asian Paints Ltd.	Chemicals	4,837	220,128
Bajaj Auto Ltd.	Automobiles	1,176	51,404
Bharat Electronics Ltd.	Aerospace & Defense	9,632	27,204
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	7,742	40,144
Bharti Infratel Ltd.	Diversified Telecommunication Services	8,673	28,970
Britannia Industries Ltd.	Food Products	1,792	86,929
Coal India Ltd.	Oil, Gas & Consumable Fuels	32,788	64,420
Colgate-Palmolive (India) Ltd.	Personal Products	2,352	46,869
Dabur India Ltd.	Personal Products	9,247	72,155
GAIL India Ltd.	Gas Utilities	27,643	48,045
HCL Technologies Ltd.	IT Services	13,972	247,936
[b]HDFC Asset Management Co. Ltd., 144A	Capital Markets	952	31,327
Hero Motocorp Ltd.	Automobiles	2,030	67,236
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	13,608	53,518
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	28,091	42,135
Indraprastha Gas Ltd.	Gas Utilities	3,938	24,920
Infosys Ltd.	IT Services	8,792	223,272
ITC Ltd.	Tobacco	58,205	170,734
[b,c]Larsen & Toubro Infotech Ltd., 144A, Reg S	IT Services	749	73,877
Marico Ltd.	Personal Products	9,884	68,164
Mindtree Ltd.	IT Services	609	39,160
Mphasis Ltd.	IT Services	672	30,706
Nestle India Ltd.	Food Products	644	170,718
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	98	53,289
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	12,600	36,680
Pidilite Industries Ltd.	Chemicals	2,352	77,924
Tata Consultancy Services Ltd.	IT Services	4,501	226,356
Tech Mahindra Ltd.	IT Services	9,772	235,382
Vedanta Ltd.	Metals & Mining	9,986	45,836
Wipro Ltd.	IT Services	15,491	149,074
			2,879,766
Indonesia 1.9%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	236,300	37,304
Gudang Garam Tbk PT	Tobacco	8,800	18,894
Indofood Sukses Makmur Tbk PT	Food Products	61,600	27,337
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services	826,000	234,137
Unilever Indonesia Tbk PT	Household Products	161,700	46,629
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	30,100	46,779
			411,080
Kuwait 0.3%
Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	30,408	59,860
Malaysia 1.9%

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Digi.com Bhd.	Wireless Telecommunication Services	60,200	63,003
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	42,000	57,768
	Electronic Equipment, Instruments &
Inari Amertron Bhd	Components	23,800	22,852
MISC Bhd.	Marine	16,800	28,430
Nestle (Malaysia) Bhd.	Food Products	1,400	45,098
Petronas Gas Bhd.	Gas Utilities	14,000	60,490
Sime Darby Bhd.	Industrial Conglomerates	35,700	19,881
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	134,400	83,556
Westports Holdings Bhd.	Transportation Infrastructure	18,600	18,082
			399,160
Mexico 2.9%
Arca Continental SAB de CV	Beverages	3,605	22,992
Coca-Cola Femsa SAB de CV	Beverages	4,809	26,248
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	45,535	48,150
Grupo Mexico SAB de CV, B	Metals & Mining	50,554	220,570
Kimberly-Clark de Mexico SAB de CV, A	Household Products	28,805	43,647
Megacable Holdings SAB de CV	Media	5,579	19,017
Wal-Mart de Mexico SAB de CV	Food & Staples Retailing	60,697	225,675
			606,299
Philippines 0.5%
Globe Telecom Inc.	Wireless Telecommunication Services	525	34,202
Manila Electric Co.	Electric Utilities	3,960	22,925
PLDT Inc.	Wireless Telecommunication Services	1,210	42,997
			100,124
Poland 1.0%
CD Projekt SA	Entertainment	644	30,823
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	4,508	83,149
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	27,279	42,640
Powszechny Zaklad Ubezpieczen SA	Insurance	5,684	49,854
			206,466
Qatar 1.2%
Industries Qatar QSC	Industrial Conglomerates	27,748	118,049
Masraf Al Rayan QSC	Banks	54,145	69,001
Qatar Electricity & Water Co. QSC	Multi-Utilities	7,840	35,744
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	7,382	37,062
			259,856
Russia 9.6%
Alrosa PJSC	Metals & Mining	54,971	89,998
Gazprom PJSC	Oil, Gas & Consumable Fuels	44,709	204,619
Inter RAO UES PJSC	Electric Utilities	811,741	46,238
LUKOIL PJSC	Oil, Gas & Consumable Fuels	2,268	198,660
MMC Norilsk Nickel PJSC	Metals & Mining	693	210,913
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	9,527	75,740
Moscow Exchange MICEX	Capital Markets	21,224	43,344
NLMK PJSC	Metals & Mining	35,119	101,902
[c]PhosAgro PJSC, GDR, Reg S	Chemicals	3,241	69,941
Polymetal International PLC	Metals & Mining	7,294	127,634
Polyus Gold OJSC	Metals & Mining	756	131,785
Rosneft PJSC	Oil, Gas & Consumable Fuels	20,055	160,400
Severstal PAO	Metals & Mining	6,090	130,332
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	132,846	70,456
Tatneft PAO	Oil, Gas & Consumable Fuels	29,792	198,796
TCS Group Holding PLC, GDR	Banks	1,778	144,660
[a]United Co. RUSAL International PJSC	Metals & Mining	24,749	24,417
			2,029,835
Saudi Arabia 4.1%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	658	18,963
Advanced Petrochemical Co.	Chemicals	2,062	38,665

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Al-Rajhi Bank	Banks	5,488	207,276
Bupa Arabia for Cooperative Insurance Co.	Insurance	921	32,234
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	616	26,482
Jarir Marketing Co.	Specialty Retail	1,281	67,148
Saudi Arabian Fertilizer Co.	Chemicals	3,829	180,109
Saudi Cement Co.	Construction Materials	1,358	19,822
Saudi Telecom Co.	Diversified Telecommunication Services	6,860	205,376
Yanbu National Petrochemical Co.	Chemicals	3,955	72,371
			868,446
South Africa 5.3%
African Rainbow Minerals Ltd.	Metals & Mining	2,373	34,379
Anglo American Platinum Ltd.	Metals & Mining	749	85,261
AngloGold Ashanti Ltd.	Metals & Mining	7,238	149,068
Clicks Group Ltd.	Food & Staples Retailing	3,829	75,700
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	5,642	54,041
Gold Fields Ltd.	Metals & Mining	11,067	120,752
Harmony Gold Mining Co. Ltd.	Metals & Mining	4,375	18,257
Impala Platinum Holdings Ltd.	Metals & Mining	15,533	218,980
Kumba Iron Ore Ltd.	Metals & Mining	1,834	52,870
Mr. Price Group Ltd.	Specialty Retail	4,452	55,650
Sibanye Stillwater Ltd.	Metals & Mining	37,457	115,234
Tiger Brands Ltd.	Food Products	2,758	31,278
Vodacom Group Ltd.	Wireless Telecommunication Services	12,285	103,622
			1,115,092
South Korea 7.2%
[a]Coway Co. Ltd.	Household Durables	910	56,954
[a]F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	28	22,259
[a]GS Holdings Corp.	Oil, Gas & Consumable Fuels	389	12,795
Hana Financial Group Inc.	Banks	5,236	185,214
[a]Industrial Bank of Korea	Banks	5,040	43,669
KB Financial Group Inc.	Banks	4,459	206,305
[a]Korea Zinc Co. Ltd.	Metals & Mining	119	51,154
[a]KT&G Corp.	Tobacco	2,149	142,815
[a]Kumho Petrochemical Co. Ltd.	Chemicals	336	46,920
[a]Pearl Abyss Corp.	Entertainment	448	52,121
POSCO	Metals & Mining	609	140,627
[a]S-1 Corp.	Commercial Services & Supplies	287	17,842
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	3,045	200,566
[a]SD Biosensor Inc.	Health Care Equipment & Supplies	466	21,913
Seegene Inc.	Biotechnology	665	34,124
Shinhan Financial Group Co. Ltd.	Banks	6,727	208,247
Woori Financial Group Inc.	Banks	8,337	89,068
			1,532,593
Taiwan 14.1%
	Technology Hardware, Storage &
Acer Inc.	Peripherals	35,000	38,521
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	5,635	80,756
Asia Cement Corp.	Construction Materials	35,000	56,041
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	11,690	158,869
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	63,000	52,145
Cathay Financial Holding Co. Ltd.	Insurance	63,000	142,318
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	50,960	214,582
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	49,000	42,860
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	2,790	63,631
	Semiconductors & Semiconductor
eMemory Technology Inc.	Equipment	613	48,522
Evergreen Marine Corp. Taiwan Ltd.	Marine	22,750	117,175

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Fubon Financial Holding Co. Ltd.	Insurance	77,477	213,666
	Electronic Equipment, Instruments &
Innolux Corp.	Components	77,000	54,549
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	1,600	142,552
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	35,000	80,710
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	10,500	60,912
momo.com Inc.	Internet & Direct Marketing Retail	350	20,557
Nien Made Enterprise Co. Ltd.	Household Durables	2,630	39,212
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	11,550	225,013
Ruentex Development Co. Ltd.	Real Estate Management & Development	18,000	41,508
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	21,000	50,248
Taiwan Cement Corp.	Construction Materials	77,201	133,937
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	25,730	92,999
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	9,590	213,173
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	91,000	213,793
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	15,750	89,945
Wan Hai Lines Ltd.	Marine	8,400	60,267
	Technology Hardware, Storage &
Wiwynn Corp.	Peripherals	1,300	52,391
	Electronic Equipment, Instruments &
WPG Holdings Ltd.	Components	21,000	39,925
[a]Yang Ming Marine Transport Corp.	Marine	17,000	74,348
Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	77,000	70,412
			2,985,537
Thailand 1.6%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	21,400	147,343
Bumrungrad Hospital PCL	Health Care Providers & Services	400	1,688
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	6,300	26,592
Carabao Group PCL, NVDR	Beverages	3,200	11,447
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	33,300	79,998
Krung Thai Bank PCL, NVDR	Banks	42,700	16,873
Osotspa PCL, NVDR	Beverages	15,800	16,200
Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	20,300	18,383
Thai Union Group PCL, NVDR	Food Products	23,100	13,484
			332,008
Turkey 1.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	Aerospace & Defense	10,185	16,014
BIM Birlesik Magazalar A/S	Food & Staples Retailing	9,233	42,620
Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining	31,598	67,004
Ford Otomotiv Sanayi AS	Automobiles	1,666	29,871
Turkcell Iletisim Hizmetleri A/S	Wireless Telecommunication Services	24,213	33,658
Turkiye Garanti Bankasi AS	Banks	18,151	15,404
Turkiye Is Bankasi A/S, C	Banks	29,614	16,034
Turkiye Sise ve Cam Fabrikalari AS	Industrial Conglomerates	10,493	10,572
			231,177
United Arab Emirates 1.5%
Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	34,573	40,192
Dubai Islamic Bank PJSC	Banks	34,020	49,830
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	27,664	238,752
			328,774
Total Common Stocks (Cost $18,159,046)			20,772,741
Preferred Stocks 2.2%
Brazil 1.6%

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[d]Banco Bradesco SA, 5.299%, pfd.	Banks	37,800	130,366
[d]Cia Energetica de Minas Gerais, 10.442%, pfd.	Electric Utilities	14,000	32,952
[d]Gerdau SA, 11.702%, pfd.	Metals & Mining	9,100	44,536
[d]Petroleo Brasileiro SA, 19.870%, pfd.	Oil, Gas & Consumable Fuels	24,500	125,139
			332,993
Russia 0.4%
[d]Surgutneftegas PJSC, 17.464%, pfd.	Oil, Gas & Consumable Fuels	162,582	83,408
South Korea 0.2%
[d]LG Household & Health Care Ltd., 1.794%, pfd.	Personal Products	32	16,582
	Technology Hardware, Storage &
[d]Samsung Electronics Co. Ltd., 1.521%, pfd.	Peripherals	532	31,864
			48,446
Total Preferred Stocks (Cost $465,593)			464,847
Rights 0.0%†
China (Cost $-) 0.0%†
[a]Seazen Group Ltd., rts.	Real Estate Management & Development	1,714	—
Total Investments (Cost $18,624,639) 100.2%			21,237,588
Other Assets, less Liabilities (0.2)%			(32,447)
Net Assets 100.0%			$21,205,141

†Rounds to less than 0.1% of net assets.
aNon income producing
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$389,928, representing 1.8% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $143,818, representing 0.7% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	1	$61,315	3/18/22	$233

*As of period end

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin LibertyQ Global Dividend ETF	Industry	Shares	Value
Common Stocks 99.6%
Australia 8.5%
Australian Stock Exchange Ltd.	Capital Markets	3,824	$258,284
Commonwealth Bank of Australia	Banks	7,984	586,282
Macquarie Group Ltd.	Capital Markets	3,776	563,893
Rio Tinto Ltd.	Metals & Mining	3,616	263,190
Rio Tinto PLC	Metals & Mining	9,456	626,552
Sonic Healthcare Ltd.	Health Care Providers & Services	5,600	189,853
			2,488,054
Belgium 0.1%
Proximus SADP	Diversified Telecommunication Services	1,904	37,112
Canada 7.9%
IGM Financial Inc.	Capital Markets	1,552	56,052
Royal Bank of Canada	Banks	5,424	576,473
Sun Life Financial Inc.	Insurance	6,960	387,962
TELUS Corp.	Diversified Telecommunication Services	3,904	92,072
The Bank of Nova Scotia	Banks	8,624	611,391
The Toronto-Dominion Bank	Banks	7,744	594,556
			2,318,506
China 1.3%
China Medical System Holdings Ltd.	Pharmaceuticals	16,000	26,720
China Merchants Bank Co. Ltd., A	Banks	11,200	85,791
China Vanke Co. Ltd., A	Real Estate Management & Development	6,400	19,887
China Vanke Co. Ltd., H	Real Estate Management & Development	20,800	48,396
Logan Group Co. Ltd.	Real Estate Management & Development	16,000	12,232
[a,b] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	25,000	117,684
SITC International Holdings Co. Ltd.	Marine	16,000	57,874
			368,584
Finland 1.9%
Elisa OYJ	Diversified Telecommunication Services	2,000	123,091
Kone OYJ, B	Machinery	5,600	401,459
Orion OYJ	Pharmaceuticals	1,024	42,527
			567,077
Germany 2.7%
Allianz SE	Insurance	2,432	574,291
Hannover Rueck SE	Insurance	720	136,860
LEG Immobilien SE	Real Estate Management & Development	548	76,465
			787,616
Hong Kong 0.1%
Sino Land Co. Ltd.	Real Estate Management & Development	32,000	39,855
Ireland 1.5%
	Technology Hardware, Storage &
Seagate Technology Holdings PLC	Peripherals	3,984	450,112
Japan 8.3%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,700	194,425
Japan Tobacco Inc.	Tobacco	11,800	237,988
KDDI Corp.	Wireless Telecommunication Services	18,900	551,794
Lawson Inc.	Food & Staples Retailing	500	23,664
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	13,700	374,756
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	1,200	27,584
ORIX Corp.	Diversified Financial Services	15,800	322,092
Sekisui House Ltd.	Household Durables	6,000	128,644
Sompo Holdings Inc.	Insurance	3,100	130,805
T&D Holdings Inc.	Insurance	4,800	61,357

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Tokio Marine Holdings Inc.	Insurance	6,800	377,453
			2,430,562
Malaysia 0.1%
Petronas Gas Bhd.	Gas Utilities	9,600	41,479
New Zealand 0.3%
Spark New Zealand Ltd.	Diversified Telecommunication Services	32,480	100,513
Norway 0.4%
Gjensidige Forsikring ASA	Insurance	1,872	45,429
Orkla ASA	Food Products	8,256	82,726
			128,155
Philippines 0.1%
Globe Telecom Inc.	Wireless Telecommunication Services	300	19,544
Qatar 0.6%
Masraf Al Rayan QSC	Banks	51,552	65,696
Qatar International Islamic Bank QSC	Banks	8,324	21,056
Qatar Islamic Bank SAQ	Banks	15,264	76,844

			163,596
Russia 0.7%
Polymetal International PLC	Metals & Mining	5,184	90,712
Tatneft PAO	Oil, Gas & Consumable Fuels	17,056	113,811
			204,523
Saudi Arabia 2.8%
Al-Rajhi Bank	Banks	14,624	552,334
Jarir Marketing Co.	Specialty Retail	1,168	61,225
Saudi Telecom Co.	Diversified Telecommunication Services	6,384	191,126
			804,685
Singapore 0.2%
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	3,900	52,968
South Africa 0.2%
Mr. Price Group Ltd.	Specialty Retail	4,212	52,650
Spain 0.3%
Red Electrica Corp. SA	Electric Utilities	4,304	93,118
Switzerland 8.0%
EMS-Chemie Holding AG	Chemicals	104	116,539
Novartis AG	Pharmaceuticals	6,896	607,596
Roche Holding AG, Bearer	Pharmaceuticals	44	19,741
Roche Holding AG, Non-Voting	Pharmaceuticals	1,376	572,509
SGS SA	Professional Services	88	294,283
Swisscom AG	Diversified Telecommunication Services	272	153,620
Zurich Insurance Group AG	Insurance	1,312	576,551
			2,340,839
Taiwan 3.1%
Chailease Holding Co. Ltd.	Diversified Financial Services	18,850	179,527
Nien Made Enterprise Co. Ltd.	Household Durables	1,000	14,909
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	3,500	73,373
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	25,600	569,053
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	14,000	79,951
			916,813
Turkey 0.1%
Ford Otomotiv Sanayi AS	Automobiles	1,360	24,384
United Arab Emirates 0.9%
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	31,104	268,441
United Kingdom 6.2%
GlaxoSmithKline PLC	Pharmaceuticals	27,712	603,030

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Legal & General Group PLC	Insurance	75,856	305,661
Schroders PLC	Capital Markets	1,568	75,606
Smiths Group PLC	Industrial Conglomerates	4,176	89,339
St. James's Place Capital PLC	Capital Markets	6,192	141,191
Unilever PLC	Personal Products	10,960	585,701
			1,800,528
United States 43.3%
3M Co.	Industrial Conglomerates	3,152	559,890
Altria Group Inc.	Tobacco	12,832	608,108
Amgen Inc.	Biotechnology	2,768	622,717
Cisco Systems Inc.	Communications Equipment	10,528	667,159
Cummins Inc.	Machinery	2,096	457,221
Eaton Corp. PLC	Electrical Equipment	3,264	564,084
Emerson Electric Co.	Electrical Equipment	5,968	554,845
Fidelity National Financial Inc.	Insurance	4,944	257,978
Garmin Ltd.	Household Durables	2,816	383,455
Gilead Sciences Inc.	Biotechnology	8,336	605,277
International Business Machines Corp.	IT Services	4,848	647,984
Johnson & Johnson	Pharmaceuticals	3,472	593,955
Kimberly-Clark Corp.	Household Products	4,240	605,981
LyondellBasell Industries NV, A	Chemicals	2,880	265,622
Merck & Co. Inc.	Pharmaceuticals	6,800	521,152
Nucor Corp.	Metals & Mining	3,792	432,857
Packaging Corp. of America	Containers & Packaging	1,232	167,737
Paychex Inc.	IT Services	4,496	613,704
Philip Morris International Inc.	Tobacco	6,176	586,720
	Semiconductors & Semiconductor
QUALCOMM Inc.	Equipment	3,024	552,999
Target Corp.	Multiline Retail	2,240	518,426
The Coca-Cola Co.	Beverages	10,192	603,468
The Procter & Gamble Co.	Household Products	3,840	628,147
United Parcel Service Inc., B	Air Freight & Logistics	2,720	583,005
Western Union Co.	IT Services	3,840	68,506
			12,670,997
Total Common Stocks (Cost $23,907,039)			29,170,711
Total Investments (Cost $23,907,039) 99.6%			29,170,711
Other Assets, less Liabilities 0.4%			118,183

Net Assets 100.0%			$29,288,894

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the value of this security was $117,684, representing 0.4% of net assets.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the value of this security was $117,684, representing 0.4% of net assets.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI All Country World Index	Long	2	$78,230	3/18/22	$2,087

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin LibertyQ Global Equity ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.0%
Australia 4.0%
ASX Ltd.	Capital Markets	114	$7,700
Aurizon Holdings Ltd.	Road & Rail	2,122	5,384
BHP Group Ltd.	Metals & Mining	4,102	123,768
BlueScope Steel Ltd.	Metals & Mining	306	4,650
Brambles Ltd.	Commercial Services & Supplies	1,642	12,690
Coles Group Ltd.	Food & Staples Retailing	1,436	18,730
CSL Ltd.	Biotechnology	500	105,684
	Equity Real Estate Investment Trusts
Dexus	(REITs)	626	5,061
Endeavour Group Ltd.	Food & Staples Retailing	1,378	6,753
Evolution Mining Ltd.	Metals & Mining	1,942	5,733
Fortescue Metals Group Ltd.	Metals & Mining	3,368	47,040
Magellan Financial Group Ltd.	Capital Markets	144	2,224
Medibank Private Ltd.	Insurance	3,386	8,247
Newcrest Mining Ltd.	Metals & Mining	852	15,164
Rio Tinto Ltd.	Metals & Mining	602	43,817
Rio Tinto PLC	Metals & Mining	1,814	120,195
Sonic Healthcare Ltd.	Health Care Providers & Services	508	17,222
Telstra Corp. Ltd.	Diversified Telecommunication Services	5,042	15,323
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	148	3,186
Wesfarmers Ltd.	Multiline Retail	1,334	57,514
Woolworths Group Ltd.	Food & Staples Retailing	1,408	38,910
			664,995
Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	144	8,180
Belgium 0.0%†
Colruyt SA	Food & Staples Retailing	67	2,839
Proximus SADP	Diversified Telecommunication Services	200	3,898
			6,737
Brazil 0.8%
Ambev SA	Beverages	4,700	13,011
B3 SA - Brasil Bolsa Balcao	Capital Markets	3,200	6,400
Banco Bradesco SA	Banks	800	2,325
Banco do Brasil SA	Banks	500	2,590
BB Seguridade Participacoes SA	Insurance	1,000	3,725
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	200	1,379
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	2,400	13,228
Telefonica Brasil SA	Diversified Telecommunication Services	600	5,191
TIM SA	Wireless Telecommunication Services	800	1,889
Vale SA	Metals & Mining	5,866	82,103
Vibra Energia SA	Specialty Retail	800	3,074
			134,915
Canada 3.7%
Agnico Eagle Mines Ltd.	Metals & Mining	130	6,915
Algonquin Power & Utilities Corp.	Multi-Utilities	598	8,649
Alimentation Couche-Tard Inc.	Food & Staples Retailing	772	32,392
Barrick Gold Corp.	Metals & Mining	906	17,250
BCE Inc.	Diversified Telecommunication Services	112	5,835
	Equity Real Estate Investment Trusts
Canadian Apartment Properties REIT	(REITs)	88	4,177
Canadian National Railway Co.	Road & Rail	736	90,535
CCL Industries Inc., B	Containers & Packaging	114	6,122
[a] CGI Inc., A	IT Services	216	19,127
Constellation Software Inc.	Software	23	42,734
Dollarama Inc.	Multiline Retail	292	14,635
Empire Co. Ltd., A	Food & Staples Retailing	168	5,126

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Fairfax Financial Holdings Ltd.	Insurance	22	10,837
Franco-Nevada Corp.	Metals & Mining	202	27,976
[b] Hydro One Ltd., 144A	Electric Utilities	314	8,181
IGM Financial Inc.	Capital Markets	82	2,962
Keyera Corp.	Oil, Gas & Consumable Fuels	204	4,608
Kinross Gold Corp.	Metals & Mining	702	4,079
Kirkland Lake Gold Ltd.	Metals & Mining	332	13,933
Loblaw Cos. Ltd.	Food & Staples Retailing	102	8,369
Magna International Inc.	Auto Components	308	24,957
Metro Inc., A	Food & Staples Retailing	256	13,644
Nutrien Ltd.	Chemicals	300	22,582
Power Corp. of Canada	Insurance	592	19,590
Quebecor Inc., B	Media	180	4,068
	Equity Real Estate Investment Trusts
RioCan Real Estate Investment Trust	(REITs)	194	3,523
Rogers Communications Inc., B	Wireless Telecommunication Services	344	16,403
Shaw Communications Inc.	Media	460	13,980
TC Energy Corp.	Oil, Gas & Consumable Fuels	706	32,881
TELUS Corp.	Diversified Telecommunication Services	452	10,660
The Bank of Nova Scotia	Banks	916	64,939
Thomson Reuters Corp.	Professional Services	96	11,497
Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	190	6,143
West Fraser Timber Co. Ltd.	Paper & Forest Products	92	8,790
Wheaton Precious Metals Corp.	Metals & Mining	448	19,251
WSP Global Inc.	Construction & Engineering	62	9,013
			616,363
Chile 0.1%
Antofagasta PLC	Metals & Mining	302	5,475
Cencosud SA	Food & Staples Retailing	772	1,291
Compania Cervecerias Unidas SA	Beverages	138	1,123
Enel Chile SA	Electric Utilities	32,890	1,150
			9,039
China 2.8%
360 DigiTech Inc.	Consumer Finance	76	1,743
[b] A-Living Services Co. Ltd., 144A	Commercial Services & Supplies	500	853
Agricultural Bank of China Ltd., A	Banks	4,800	2,219
Agricultural Bank of China Ltd., H	Banks	34,000	11,688
Anhui Conch Cement Co. Ltd., A	Construction Materials	300	1,901
Anhui Conch Cement Co. Ltd., H	Construction Materials	1,670	8,343
Anhui Gujing Distillery Co. Ltd., B	Beverages	100	1,424
Apeloa Pharmaceutical Co. Ltd., A	Pharmaceuticals	100	552
Bank of Beijing Co. Ltd., A	Banks	1,400	977
Bank of Chengdu Co. Ltd., A	Banks	200	377
Bank of China Ltd., A	Banks	3,200	1,535
Bank of China Ltd., H	Banks	108,000	38,926
Bank of Communications Co. Ltd., A	Banks	2,800	2,030
Bank of Communications Co. Ltd., H	Banks	12,000	7,250
Bank of Jiangsu Co. Ltd., A	Banks	1,000	917
Bank of Nanjing Co. Ltd., A	Banks	600	845
Bank of Shanghai Co. Ltd., A	Banks	900	1,009
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	1,200	1,351
Beijing Enterprises Holdings Ltd.	Gas Utilities	500	1,725
China Cinda Asset Management Co. Ltd., H	Capital Markets	12,000	2,186
China CITIC Bank Corp. Ltd., H	Banks	12,000	5,202
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	1,000	577
China Communications Services Corp. Ltd., H	Construction & Engineering	2,000	975
China Conch Venture Holdings Ltd.	Construction & Engineering	2,000	9,774
China Construction Bank Corp., A	Banks	600	553
China Construction Bank Corp., H	Banks	116,000	80,346
[a] China COSCO Holdings Co. Ltd., A	Marine	400	1,176
China Everbright Bank Co. Ltd., A	Banks	2,400	1,253
China Everbright Bank Co. Ltd., H	Banks	4,000	1,416
[b] China Feihe Ltd., 144A	Food Products	4,000	5,367

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

China Hongqiao Group Ltd.	Metals & Mining	2,500	2,639
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	4,000	1,236
China Life Insurance Co. Ltd., H	Insurance	4,000	6,629
China Medical System Holdings Ltd.	Pharmaceuticals	2,000	3,340
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	2,000	3,643
China Minsheng Banking Corp. Ltd., A	Banks	2,400	1,472
China Minsheng Banking Corp. Ltd., H	Banks	8,000	3,058
China National Building Material Co. Ltd., H	Construction Materials	4,000	4,905
China Overseas Land & Investment Ltd.	Real Estate Management & Development	2,000	4,736
China Overseas Property Holdings Ltd.	Real Estate Management & Development	1,000	1,061
China Pacific Insurance Group Co. Ltd., A	Insurance	400	1,706
China Pacific Insurance Group Co. Ltd., H	Insurance	2,600	7,053
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	1,800	1,197
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	22,000	10,243
China Railway Group Ltd., H	Construction & Engineering	4,000	2,114
China Resources Cement Holdings Ltd.	Construction Materials	4,000	3,022
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	2,000	6,695
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	600	2,125
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	5,000	11,724
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	1,400	1,101
China Taiping Insurance Holdings Co. Ltd.	Insurance	1,600	2,196
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	1,200	4,284
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	400	242
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	1,000	1,798
Citic Pacific Ltd.	Industrial Conglomerates	3,000	2,963
[a] COSCO SHIPPING Holdings Co. Ltd., H	Marine	2,000	3,879
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	4,000	4,346
Daan Gene Co. Ltd., A	Biotechnology	200	631
[b] Dali Foods Group Co. Ltd., 144A	Food Products	3,000	1,570
Dongfeng Motor Group Co. Ltd., H	Automobiles	4,000	3,325
Focus Media Information Technology Co. Ltd.	Media	860	1,108
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	212	3,504
Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	630	430
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	1,600	595
Haitian International Holdings Ltd.	Machinery	1,000	2,777
Haitong Securities Co. Ltd., H	Capital Markets	1,600	1,418
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	100	566
Heilongjiang Agriculture Co. Ltd., A	Food Products	200	458
Hello Group Inc., ADR	Interactive Media & Services	122	1,096
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	200	992
Hengan International Group Co. Ltd.	Personal Products	500	2,575
Huaxia Bank Co. Ltd., A	Banks	600	528
Huaxin Cement Co. Ltd., A	Construction Materials	200	607
Hunan Valin Steel Co. Ltd., A	Metals & Mining	400	321
Industrial and Commercial Bank of China Ltd.	Banks	4,100	2,985
Industrial and Commercial Bank of China Ltd., H	Banks	70,000	39,506
Inner Mongolia Junzheng Energy & Chemical Industry Group Co.
Ltd., A	Chemicals	600	493
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	300	1,956
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	100	838
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	2,000	2,050
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	100	267
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	200	304
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	1,000	4,868
Kweichow Moutai Co. Ltd., A	Beverages	67	21,599
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	2,000	1,390
Muyuan Foods Co. Ltd.	Food Products	278	2,333
New China Life Insurance Co. Ltd., A	Insurance	100	611
New China Life Insurance Co. Ltd., H	Insurance	800	2,139
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	2,000	2,147
Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	200	546

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Perfect World Co. Ltd., A	Entertainment	100	319
PetroChina Co. Ltd., A	Oil, Gas & Consumable Fuels	700	540
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	18,000	8,011
PICC Property and Casualty Co. Ltd., H	Insurance	6,000	4,902
[b] Postal Savings Bank of China Co. Ltd., 144A	Banks	9,000	6,315
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	300	205
[a] Seazen Group Ltd.	Real Estate Management & Development	2,000	1,352
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	100	458
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	800	1,535
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	160	788
Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	200	361
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	800	1,517
Shanghai Pudong Development Bank Co. Ltd., A	Banks	2,000	2,683
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	200	356
Shanxi Taigang Stainless Steel Co. Ltd., A	Metals & Mining	400	443
Shenzhen International Holdings Ltd.	Transportation Infrastructure	1,000	1,039
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	100	5,988
	Independent Power and Renewable
Sichuan Chuantou Energy Co Ltd., A	Electricity Producers	200	393
Sinotruk Hong Kong Ltd.	Machinery	1,000	1,539
SITC International Holdings Co. Ltd.	Marine	1,000	3,617
Sunac China Holdings Ltd.	Real Estate Management & Development	1,000	1,511
The People's Insurance Co. Group of China Ltd., H	Insurance	10,000	3,027
Tongkun Group Co. Ltd., A	Chemicals	200	666
Uni-President China Holdings Ltd.	Food Products	1,000	970
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	412	3,461
Want Want China Holdings Ltd.	Food Products	5,000	4,592
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	200	850
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	200	740
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	2,000	3,976
Yealink Network Technology Corp. Ltd., A	Communications Equipment	100	1,281
Yuexiu Property Co. Ltd.	Real Estate Management & Development	1,600	1,410
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	2,000	1,783
Zhejiang NHU Co. Ltd.	Pharmaceuticals	140	685
Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	200	765
Zhuzhou Kibing Group Co. Ltd., A	Building Products	200	538
Zoomlion Heavy Industry Science and Technology Development Co.
Ltd., H	Machinery	800	504
			469,550
Czech Republic 0.0%†
CEZ AS	Electric Utilities	130	4,920
Denmark 1.6%
A.P. Moeller-Maersk A/S, A	Marine	2	6,660
A.P. Moeller-Maersk A/S, B	Marine	5	17,927
Coloplast AS, B	Health Care Equipment & Supplies	176	30,974
[a] Genmab A/S	Biotechnology	52	20,911
Novo Nordisk AS, B	Pharmaceuticals	1,414	158,907
Novozymes AS	Chemicals	206	16,920
Pandora AS	Textiles, Apparel & Luxury Goods	132	16,457
			268,756
Egypt 0.0%†
Eastern Co. SAE	Tobacco	1,624	1,108
Finland 0.2%
Elisa OYJ	Diversified Telecommunication Services	166	10,217
Kone OYJ, B	Machinery	340	24,374
Orion OYJ	Pharmaceuticals	131	5,440
			40,031
France 0.6%
Biomerieux	Health Care Equipment & Supplies	34	4,829
Hermes International	Textiles, Apparel & Luxury Goods	34	59,389

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Ipsen SA	Pharmaceuticals	38	3,479
	Equity Real Estate Investment Trusts
[a] Klepierre SA	(REITs)	192	4,552
[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	52	2,303
Orange SA	Diversified Telecommunication Services	1,654	17,705
Sartorius Stedim Biotech	Life Sciences Tools & Services	24	13,166
			105,423
Germany 0.2%
[b] Covestro AG, 144A	Chemicals	110	6,780
E.ON SE	Multi-Utilities	1,242	17,220
[a] HelloFresh SE	Internet & Direct Marketing Retail	152	11,675
			35,675
Greece 0.0%†
Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	254	4,695
JUMBO SA	Specialty Retail	112	1,605
			6,300
Hong Kong 0.5%
CK Asset Holdings Ltd.	Real Estate Management & Development	2,000	12,609
CK Infrastructure Holdings Ltd.	Electric Utilities	500	3,184
CLP Holdings Ltd.	Electric Utilities	1,500	15,151
Guangdong Investment Ltd.	Water Utilities	2,000	2,542
Henderson Land Development Co. Ltd.	Real Estate Management & Development	1,000	4,258
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	4,000	5,377
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	1,000	1,701
Power Assets Holdings Ltd.	Electric Utilities	1,500	9,351
Sino Land Co. Ltd.	Real Estate Management & Development	4,000	4,982
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	1,500	18,201
[b] WH Group Ltd., 144A	Food Products	8,000	5,018
Xinyi Glass Holdings Ltd.	Building Products	2,000	5,002
			87,376
Hungary 0.0%†
MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	262	2,037
Richter Gedeon Nyrt	Pharmaceuticals	116	3,123
			5,160
India 1.9%
Adani Total Gas Ltd	Gas Utilities	220	5,096
Ambuja Cements Ltd.	Construction Materials	614	3,118
Asian Paints Ltd.	Chemicals	360	16,383
Bajaj Auto Ltd.	Automobiles	72	3,147
Bharat Electronics Ltd.	Aerospace & Defense	400	1,130
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	526	2,727
Britannia Industries Ltd.	Food Products	124	6,015
Coal India Ltd.	Oil, Gas & Consumable Fuels	2,024	3,977
Colgate-Palmolive (India) Ltd.	Personal Products	164	3,268
Dabur India Ltd.	Personal Products	620	4,838
GAIL India Ltd.	Gas Utilities	1,904	3,309
HCL Technologies Ltd.	IT Services	1,172	20,797
[b] HDFC Asset Management Co. Ltd., 144A	Capital Markets	60	1,974
Hero Motocorp Ltd.	Automobiles	134	4,438
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	810	3,186
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	1,898	2,847
Indraprastha Gas Ltd.	Gas Utilities	232	1,468
Infosys Ltd., ADR	IT Services	3,736	94,558
ITC Ltd.	Tobacco	3,838	11,258
[b,c] Larsen & Toubro Infotech Ltd., 144A, Reg S	IT Services	50	4,932
Marico Ltd.	Personal Products	664	4,579
Mindtree Ltd.	IT Services	42	2,701
Mphasis Ltd.	IT Services	48	2,193
Nestle India Ltd.	Food Products	42	11,134
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	6	3,263

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	758	2,207
Pidilite Industries Ltd.	Chemicals	148	4,903
Tata Consultancy Services Ltd.	IT Services	1,136	57,130
Tech Mahindra Ltd.	IT Services	628	15,127
Vedanta Ltd.	Metals & Mining	690	3,167
Wipro Ltd.	IT Services	1,018	9,797
			314,667
Indonesia 0.2%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	13,800	2,179
Gudang Garam Tbk PT	Tobacco	600	1,288
Indofood Sukses Makmur Tbk PT	Food Products	4,200	1,864
Kalbe Farma Tbk PT	Pharmaceuticals	20,600	2,335
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	60,200	17,064
Unilever Indonesia Tbk PT	Household Products	10,300	2,970
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	2,000	3,108
			30,808
Ireland 0.2%
	Technology Hardware, Storage &
[d] Seagate Technology Holdings PLC	Peripherals	302	34,120
Israel 0.1%
[a] Check Point Software Technologies Ltd.	Software	130	15,153
ICL Group Ltd.	Chemicals	694	6,691
			21,844
Italy 0.5%
DiaSorin SpA	Health Care Equipment & Supplies	32	6,094
Ferrari NV	Automobiles	124	32,080
Moncler SpA	Textiles, Apparel & Luxury Goods	208	15,143
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	120	7,710
Snam SpA	Gas Utilities	1,951	11,759
Telecom Italia SpA	Diversified Telecommunication Services	8,186	4,042
			76,828
Japan 6.0%
Aisin Seiki Co. Ltd.	Auto Components	100	3,830
Ajinomoto Co. Inc.	Food Products	200	6,074
Astellas Pharma Inc.	Pharmaceuticals	1,900	30,862
Bridgestone Corp.	Auto Components	600	25,786
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	200	3,840
Capcom Co. Ltd.	Entertainment	200	4,703
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	720	23,353
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	100	11,437
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	300	8,618
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	200	14,808
Honda Motor Co. Ltd.	Automobiles	800	22,439
Hoya Corp.	Health Care Equipment & Supplies	430	63,890
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	100	2,551
Iida Group Holdings Co. Ltd.	Household Durables	200	4,648
Isuzu Motors Ltd.	Automobiles	300	3,728
ITOCHU Corp.	Trading Companies & Distributors	1,400	42,770
Japan Post Bank Co. Ltd.	Banks	400	3,665
Japan Post Holdings Co. Ltd.	Insurance	1,700	13,239
Japan Post Insurance Co. Ltd.	Insurance	100	1,607
Japan Tobacco Inc.	Tobacco	1,500	30,253
Kajima Corp.	Construction & Engineering	400	4,589
Kakaku.com Inc.	Interactive Media & Services	200	5,332
KAO Corp.	Personal Products	400	20,907
KDDI Corp.	Wireless Telecommunication Services	2,100	61,310
Koei Tecmo Holdings Co. Ltd.	Entertainment	100	3,930
Meiji Holdings Co. Ltd.	Food Products	100	5,957

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Mitsubishi Gas Chemical Co. Inc.	Chemicals	200	3,383
Mitsui & Co. Ltd.	Trading Companies & Distributors	800	18,921
Mitsui Chemicals Inc.	Chemicals	100	2,683
Mizuho Financial Group Inc.	Banks	1,800	22,868
Monotaro Co. Ltd.	Trading Companies & Distributors	200	3,600
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	500	39,759
Nihon M&A Center Inc.	Professional Services	300	7,349
Nintendo Co. Ltd.	Entertainment	144	67,089
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,700	46,503
Nippon Yusen KK	Marine	100	7,607
Nitori Holdings Co. Ltd.	Specialty Retail	70	10,471
Nitto Denko Corp.	Chemicals	100	7,720
Nomura Research Institute Ltd.	IT Services	300	12,857
Obayashi Corp.	Construction & Engineering	700	5,410
OBIC Co. Ltd.	IT Services	60	11,254
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	300	7,440
Oracle Corp. Japan	Software	50	3,795
Sekisui House Ltd.	Household Durables	700	15,008
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	600	26,344
SG Holdings Co. Ltd.	Air Freight & Logistics	300	7,016
SHIMANO Inc.	Leisure Products	70	18,638
Shionogi & Co. Ltd.	Pharmaceuticals	300	21,167
Shoei Co. Ltd.	Real Estate Management & Development	400	3,793
Softbank Corp.	Wireless Telecommunication Services	3,200	40,419
Sumitomo Mitsui Financial Group Inc.	Banks	1,200	41,089
Taisei Corp.	Construction & Engineering	200	6,070
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	164	94,394
Tosoh Corp.	Chemicals	300	4,444
Toyo Suisan Kaisha Ltd.	Food Products	100	4,233
Tsuruha Holdings Inc.	Food & Staples Retailing	20	1,917
USS Co. Ltd.	Specialty Retail	200	3,119
Welcia Holdings Co. Ltd.	Food & Staples Retailing	100	3,118
Yamaha Motor Co. Ltd.	Automobiles	200	4,792
Zozo Inc.	Internet & Direct Marketing Retail	200	6,235
			1,004,631
Kuwait 0.0%†
Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	2,018	3,973
Malaysia 0.2%
Digi.com Bhd.	Wireless Telecommunication Services	3,800	3,977
Fraser & Neave Holdings Bhd.	Beverages	100	594
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	2,800	3,851
	Electronic Equipment, Instruments &
Inari Amertron Bhd	Components	1,700	1,632
MISC Bhd.	Marine	1,100	1,861
Nestle (Malaysia) Bhd.	Food Products	140	4,510
Petronas Gas Bhd.	Gas Utilities	900	3,889
RHB Bank Bhd	Banks	1,000	1,289
Sime Darby Bhd.	Industrial Conglomerates	1,400	780
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	9,200	5,720
Westports Holdings Bhd.	Transportation Infrastructure	1,000	972
			29,075
Mexico 0.3%
Arca Continental SAB de CV	Beverages	364	2,321
Coca-Cola Femsa SAB de CV	Beverages	332	1,812
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	3,118	3,297
Grupo Mexico SAB de CV, B	Metals & Mining	3,266	14,250
Kimberly-Clark de Mexico SAB de CV, A	Household Products	1,869	2,832
Megacable Holdings SAB de CV	Media	388	1,323

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Wal-Mart de Mexico SAB de CV	Food & Staples Retailing	5,812	21,609
			47,444
Netherlands 1.6%
[a,b] Adyen NV, 144A	IT Services	16	42,058
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	186	149,481
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,200	41,124
Koninklijke KPN NV	Diversified Telecommunication Services	2,736	8,494
NN Group NV	Insurance	310	16,784
Randstad NV	Professional Services	88	6,008
			263,949
New Zealand 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	742	16,642
Spark New Zealand Ltd.	Diversified Telecommunication Services	2,332	7,217
			23,859
Norway 0.2%
Orkla ASA	Food Products	836	8,377
Telenor ASA	Diversified Telecommunication Services	834	13,108
Yara International ASA	Chemicals	172	8,680
			30,165
Philippines 0.0%†
Globe Telecom Inc.	Wireless Telecommunication Services	30	1,954
Manila Electric Co.	Electric Utilities	240	1,389
PLDT Inc.	Wireless Telecommunication Services	70	2,488
			5,831
Poland 0.1%
CD Projekt SA	Entertainment	44	2,106
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	300	5,533
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	1,846	2,886
Powszechny Zaklad Ubezpieczen SA	Insurance	382	3,350
			13,875
Portugal 0.0%†
Jeronimo Martins SGPS SA	Food & Staples Retailing	278	6,355
Qatar 0.1%
Industries Qatar QSC	Industrial Conglomerates	1,778	7,564
Masraf Al Rayan QSC	Banks	3,596	4,583
Qatar Electricity & Water Co. QSC	Multi-Utilities	490	2,234
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	450	2,259
			16,640
Russia 1.4%
Alrosa PJSC	Metals & Mining	3,584	5,868
Evraz PLC	Metals & Mining	820	6,682
Gazprom PJSC	Oil, Gas & Consumable Fuels	15,320	70,115
Inter RAO UES PJSC	Electric Utilities	53,546	3,050
LUKOIL PJSC	Oil, Gas & Consumable Fuels	516	45,198
MMC Norilsk Nickel PJSC	Metals & Mining	100	30,435
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	618	4,913
NLMK PJSC	Metals & Mining	2,272	6,592
[c] PhosAgro PJSC, GDR, Reg S	Chemicals	220	4,747
Polymetal International PLC	Metals & Mining	470	8,224
Polyus Gold OJSC	Metals & Mining	50	8,716
Rosneft PJSC	Oil, Gas & Consumable Fuels	1,154	9,230
Severstal PAO	Metals & Mining	392	8,389
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	8,286	4,394
Tatneft PAO	Oil, Gas & Consumable Fuels	1,974	13,172
TCS Group Holding PLC, GDR	Banks	118	9,601

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] United Co. RUSAL International PJSC	Metals & Mining	1,714	1,691
			241,017
Saudi Arabia 0.6%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	40	1,153
Advanced Petrochemical Co.	Chemicals	129	2,419
Al-Rajhi Bank	Banks	1,160	43,812
Bupa Arabia for Cooperative Insurance Co.	Insurance	52	1,820
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	42	1,806
Jarir Marketing Co.	Specialty Retail	81	4,246
Saudi Arabian Fertilizer Co.	Chemicals	250	11,759
Saudi Cement Co.	Construction Materials	86	1,255
Saudi Telecom Co.	Diversified Telecommunication Services	650	19,460
Yanbu National Petrochemical Co.	Chemicals	274	5,014
			92,744
Singapore 0.2%
Singapore Exchange Ltd.	Capital Markets	1,100	7,588
Singapore Technologies Engineering Ltd.	Aerospace & Defense	1,300	3,626
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	8,400	14,455
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	300	4,075

			29,744
South Africa 0.4%
African Rainbow Minerals Ltd.	Metals & Mining	158	2,289
Anglo American Platinum Ltd.	Metals & Mining	50	5,692
AngloGold Ashanti Ltd.	Metals & Mining	470	9,680
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	379	3,630
Gold Fields Ltd.	Metals & Mining	726	7,922
Impala Platinum Holdings Ltd.	Metals & Mining	1,046	14,746
Kumba Iron Ore Ltd.	Metals & Mining	114	3,286
Mr. Price Group Ltd.	Specialty Retail	278	3,475
Sibanye Stillwater Ltd.	Metals & Mining	2,438	7,500
Tiger Brands Ltd.	Food Products	167	1,894
Vodacom Group Ltd.	Wireless Telecommunication Services	792	6,680
			66,794
South Korea 1.5%
Coway Co. Ltd.	Household Durables	62	3,880
[a] F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	2	1,590
GS Holdings Corp.	Oil, Gas & Consumable Fuels	26	855
Hana Financial Group Inc.	Banks	336	11,885
[a] Industrial Bank of Korea	Banks	310	2,686
KB Financial Group Inc.	Banks	394	18,229
Korea Zinc Co. Ltd.	Metals & Mining	8	3,439
[a] KT&G Corp.	Tobacco	144	9,570
Kumho Petrochemical Co. Ltd.	Chemicals	22	3,072
POSCO	Metals & Mining	40	9,237
S-1 Corp.	Commercial Services & Supplies	20	1,243
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	2,338	153,998
[a] SD Biosensor Inc.	Health Care Equipment & Supplies	30	1,411
Seegene Inc.	Biotechnology	38	1,950
Shinhan Financial Group Co. Ltd.	Banks	452	13,993
Woori Financial Group Inc.	Banks	528	5,641
			242,679
Spain 1.0%
Banco Bilbao Vizcaya Argentaria SA	Banks	4,916	29,350
Banco Santander SA	Banks	15,046	50,313
CaixaBank SA	Banks	3,944	10,827
Enagas SA	Gas Utilities	260	6,032
Endesa SA	Electric Utilities	350	8,040
Industria de Diseno Textil SA	Specialty Retail	1,084	35,170
Red Electrica Corp. SA	Electric Utilities	482	10,428

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Telefonica SA	Diversified Telecommunication Services	5,460	23,917
			174,077
Sweden 0.4%
Boliden AB	Metals & Mining	312	12,061
Electrolux AB, B	Household Durables	128	3,103
Epiroc AB, A	Machinery	596	15,088
Epiroc AB, B	Machinery	360	7,622
Husqvarna AB, B	Household Durables	312	4,992
Sagax AB, B	Real Estate Management & Development	100	3,369
Swedish Match AB	Tobacco	1,482	11,789
Tele2 AB, B	Wireless Telecommunication Services	298	4,249
			62,273
Switzerland 4.1%
EMS-Chemie Holding AG	Chemicals	9	10,085
Geberit AG	Building Products	44	35,986
Kuehne + Nagel International AG	Marine	58	18,740
	Technology Hardware, Storage &
Logitech International SA	Peripherals	212	17,888
Nestle SA	Food Products	1,222	170,918
Novartis AG	Pharmaceuticals	1,984	174,807
Partners Group Holding AG	Capital Markets	31	51,460
Roche Holding AG, Bearer	Pharmaceuticals	13	5,832
Roche Holding AG, Non-Voting	Pharmaceuticals	394	163,931
SGS SA	Professional Services	5	16,720
Swisscom AG	Diversified Telecommunication Services	28	15,814
[b] VAT Group AG, 144A	Machinery	15	7,481
			689,662
Taiwan 2.2%
	Technology Hardware, Storage &
Acer Inc.	Peripherals	2,000	2,201
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	373	5,345
Asia Cement Corp.	Construction Materials	2,000	3,202
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	660	8,970
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	4,000	3,311
Cathay Financial Holding Co. Ltd.	Insurance	4,000	9,036
China Development Financial Holding Corp.	Insurance	13,000	8,223
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	4,000	16,843
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	3,000	2,624
	Semiconductors & Semiconductor
eMemory Technology Inc.	Equipment	40	3,166
Evergreen Marine Corp. Taiwan Ltd.	Marine	2,000	10,301
Fubon Financial Holding Co. Ltd.	Insurance	6,552	18,069
	Electronic Equipment, Instruments &
Innolux Corp.	Components	5,000	3,542
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	120	10,691
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	2,000	4,612
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	1,000	5,801
momo.com Inc.	Internet & Direct Marketing Retail	20	1,175
Nien Made Enterprise Co. Ltd.	Household Durables	190	2,833
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	670	13,053
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	2,000	6,846
Ruentex Development Co. Ltd.	Real Estate Management & Development	1,400	3,228

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	1,000	2,393
Taiwan Cement Corp.	Construction Materials	5,000	8,675
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	2,000	7,229
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	7,360	163,603
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	10,000	23,494
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	1,000	5,711
Wan Hai Lines Ltd.	Marine	440	3,157
	Technology Hardware, Storage &
Wiwynn Corp.	Peripherals	80	3,224
	Electronic Equipment, Instruments &
WPG Holdings Ltd.	Components	2,000	3,802
[a] Yang Ming Marine Transport Corp.	Marine	1,000	4,373
Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	4,000	3,658
			372,391
Thailand 0.2%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	1,300	8,951
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	500	2,111
Carabao Group PCL, NVDR	Beverages	200	715
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	2,100	5,045
Krung Thai Bank PCL, NVDR	Banks	2,600	1,027
Osotspa PCL, NVDR	Beverages	1,000	1,025
Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	1,400	1,268
Thai Union Group PCL, NVDR	Food Products	2,400	1,401
The Siam Cement PCL, NVDR	Construction Materials	800	9,244
			30,787
Turkey 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	Aerospace & Defense	666	1,047
BIM Birlesik Magazalar A/S	Food & Staples Retailing	594	2,742
Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining	2,050	4,347
Ford Otomotiv Sanayi AS	Automobiles	103	1,847
Turkcell Iletisim Hizmetleri A/S	Wireless Telecommunication Services	1,532	2,129
Turkiye Garanti Bankasi AS	Banks	1,238	1,051
Turkiye Is Bankasi A/S, C	Banks	1,710	926
Turkiye Sise ve Cam Fabrikalari AS	Industrial Conglomerates	828	834
			14,923
United Arab Emirates 0.2%
Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	2,330	2,709
Dubai Islamic Bank PJSC	Banks	2,252	3,298
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	2,928	25,270
			31,277
United Kingdom 5.0%
Admiral Group PLC	Insurance	296	12,657
Anglo American PLC	Metals & Mining	1,564	63,890
[b] Auto Trader Group PLC, 144A	Interactive Media & Services	1,060	10,624
BAE Systems PLC	Aerospace & Defense	2,874	21,402
Barratt Developments PLC	Household Durables	498	5,045
Berkeley Group Holdings PLC	Household Durables	110	7,114
BHP Group PLC	Metals & Mining	2,972	88,539
British American Tobacco PLC	Tobacco	2,660	98,484
Croda International PLC	Chemicals	134	18,368
Ferguson PLC	Trading Companies & Distributors	204	36,210
GlaxoSmithKline PLC	Pharmaceuticals	6,104	132,827
Hargreaves Lansdown PLC	Capital Markets	487	8,938
Hikma Pharmaceuticals PLC	Pharmaceuticals	168	5,049
Imperial Brands PLC	Tobacco	1,526	33,411
Intertek Group PLC	Professional Services	168	12,811
Kingfisher PLC	Specialty Retail	2,228	10,209

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	706	7,424
Mondi PLC	Paper & Forest Products	508	12,564
Next PLC	Multiline Retail	68	7,506
Persimmon PLC	Household Durables	428	16,556
RELX PLC	Professional Services	2,078	67,606
Spirax-Sarco Engineering PLC	Machinery	66	14,348
Unilever PLC	Personal Products	2,878	153,800
			845,382
United States 55.6%
3M Co.	Industrial Conglomerates	586	104,091
A O Smith Corp.	Building Products	138	11,847
AbbVie Inc.	Biotechnology	1,386	187,664
[a] ABIOMED Inc.	Health Care Equipment & Supplies	42	15,085
Accenture PLC, A	IT Services	438	181,573
[a] Adobe Inc.	Software	242	137,229
Air Products and Chemicals Inc.	Chemicals	208	63,286
[a] Alphabet Inc., A	Interactive Media & Services	27	78,220
[a] Alphabet Inc., C	Interactive Media & Services	27	78,127
Altria Group Inc.	Tobacco	2,900	137,431
	Equity Real Estate Investment Trusts
American Tower Corp.	(REITs)	478	139,815
AmerisourceBergen Corp.	Health Care Providers & Services	88	11,694
Amgen Inc.	Biotechnology	660	148,480
	Mortgage Real Estate Investment Trusts
Annaly Capital Management Inc.	(REITs)	762	5,959
	Technology Hardware, Storage &
Apple Inc.	Peripherals	1,028	182,542
	Semiconductors & Semiconductor
Applied Materials Inc.	Equipment	976	153,583
[a] Arista Networks Inc.	Communications Equipment	222	31,912
AT&T Inc.	Diversified Telecommunication Services	6,652	163,639
Best Buy Co. Inc.	Specialty Retail	268	27,229
[a] Bio-Rad Laboratories Inc., A	Life Sciences Tools & Services	20	15,111
[a] Biogen Inc.	Biotechnology	186	44,625
Blackstone Inc.	Capital Markets	356	46,063
BorgWarner Inc.	Auto Components	214	9,645
Bristol-Myers Squibb Co.	Pharmaceuticals	2,318	144,527
C.H. Robinson Worldwide Inc.	Air Freight & Logistics	138	14,853
[a] Cadence Design Systems Inc.	Software	308	57,396
Campbell Soup Co.	Food Products	208	9,040
Cardinal Health Inc.	Health Care Providers & Services	158	8,135
Cboe Global Markets Inc.	Capital Markets	58	7,563
Celanese Corp.	Chemicals	114	19,159
Cerner Corp.	Health Care Technology	278	25,818
Church & Dwight Co. Inc.	Household Products	240	24,600
Cisco Systems Inc.	Communications Equipment	3,028	191,884
Citrix Systems Inc.	Software	128	12,108
Clorox Co.	Household Products	166	28,944
Cognizant Technology Solutions Corp., A	IT Services	554	49,151
[a] Coinbase Global Inc., A	Capital Markets	20	5,047
Colgate-Palmolive Co.	Household Products	960	81,926
Conagra Brands Inc.	Food Products	444	15,163
[a] Copart Inc.	Commercial Services & Supplies	224	33,963
Costco Wholesale Corp.	Food & Staples Retailing	228	129,436
Coterra Energy Inc., A	Oil, Gas & Consumable Fuels	472	8,968
Cummins Inc.	Machinery	156	34,030
D.R. Horton Inc.	Household Durables	362	39,259
Dollar General Corp.	Multiline Retail	230	54,241
Dominos Pizza Inc.	Hotels, Restaurants & Leisure	34	19,187
eBay Inc.	Internet & Direct Marketing Retail	636	42,294
Electronic Arts Inc.	Entertainment	284	37,460
Eli Lilly & Co.	Pharmaceuticals	620	171,256

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

EOG Resources Inc.	Oil, Gas & Consumable Fuels	308	27,360
[a] EPAM Systems Inc.	IT Services	30	20,054
Expeditors International of Washington Inc.	Air Freight & Logistics	186	24,978
	Equity Real Estate Investment Trusts
Extra Space Storage Inc.	(REITs)	142	32,196
[a] F5 Networks Inc.	Communications Equipment	60	14,683
FactSet Research Systems Inc.	Capital Markets	41	19,926
Fastenal Co.	Trading Companies & Distributors	716	45,867
[a] Fortinet Inc.	Software	134	48,160
[d] Fox Corp., A	Media	346	12,767
Fox Corp., B	Media	162	5,552
Garmin Ltd.	Household Durables	170	23,149
General Mills Inc.	Food Products	684	46,088
Gilead Sciences Inc.	Biotechnology	1,508	109,496
	Technology Hardware, Storage &
[d] Hewlett Packard Enterprise Co.	Peripherals	1,158	18,262
Hormel Foods Corp.	Food Products	328	16,010
	Technology Hardware, Storage &
HP Inc.	Peripherals	1,230	46,334
Huntington Ingalls Industries Inc.	Aerospace & Defense	32	5,976
[a] IDEXX Laboratories Inc.	Health Care Equipment & Supplies	90	59,261
Illinois Tool Works Inc.	Machinery	312	77,002
	Semiconductors & Semiconductor
Intel Corp.	Equipment	3,270	168,405
International Business Machines Corp.	IT Services	956	127,779
International Paper Co.	Containers & Packaging	190	8,926
Intuit Inc.	Software	258	165,951
	Equity Real Estate Investment Trusts
Iron Mountain Inc.	(REITs)	276	14,443
Jack Henry & Associates Inc.	IT Services	80	13,359
[a] Jazz Pharmaceuticals PLC	Pharmaceuticals	58	7,389
JB Hunt Transport Services Inc.	Road & Rail	86	17,578
Johnson & Johnson	Pharmaceuticals	1,000	171,070
Kellogg Co.	Food Products	268	17,265
Kimberly-Clark Corp.	Household Products	446	63,742
	Semiconductors & Semiconductor
KLA Corp.	Equipment	162	69,678
Knight-Swift Transportation Holdings Inc.	Road & Rail	86	5,241
Kraft Heinz Co.	Food Products	506	18,165
	Semiconductors & Semiconductor
Lam Research Corp.	Equipment	142	102,119
Lennar Corp., A	Household Durables	228	26,484
Lockheed Martin Corp.	Aerospace & Defense	294	104,491
LyondellBasell Industries NV, A	Chemicals	312	28,776
MarketAxess Holdings Inc.	Capital Markets	36	14,806
Merck & Co. Inc.	Pharmaceuticals	1,954	149,755
[a] Meta Platforms Inc., A	Interactive Media & Services	478	160,775
[a] Mettler-Toledo International Inc.	Life Sciences Tools & Services	27	45,825
	Semiconductors & Semiconductor
Micron Technology Inc.	Equipment	634	59,057
Microsoft Corp.	Software	476	160,088
[a] Moderna Inc.	Biotechnology	346	87,877
	Semiconductors & Semiconductor
Monolithic Power Systems	Equipment	40	19,733
[a] Monster Beverage Corp.	Beverages	428	41,105
Moody's Corp.	Capital Markets	192	74,991
	Technology Hardware, Storage &
NetApp Inc.	Peripherals	254	23,365
Newmont Corp.	Metals & Mining	416	25,800
NRG Energy Inc.	Electric Utilities	234	10,081
Nucor Corp.	Metals & Mining	366	41,779
[a] NVR Inc.	Household Durables	4	23,635
[a] O'Reilly Automotive Inc.	Specialty Retail	84	59,323
Old Dominion Freight Line Inc.	Road & Rail	110	39,422

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Omnicom Group Inc.	Media	218	15,973
Oracle Corp.	Software	1,716	149,652
PACCAR Inc.	Machinery	328	28,949
Packaging Corp. of America	Containers & Packaging	102	13,887
Paychex Inc.	IT Services	338	46,137
PepsiCo Inc.	Beverages	992	172,320
Pfizer Inc.	Pharmaceuticals	3,156	186,362
Philip Morris International Inc.	Tobacco	1,752	166,440
Pool Corp.	Distributors	38	21,508
	Equity Real Estate Investment Trusts
Public Storage	(REITs)	228	85,400
PulteGroup Inc.	Household Durables	288	16,462
	Semiconductors & Semiconductor
QUALCOMM Inc.	Equipment	872	159,463
Quest Diagnostics Inc.	Health Care Providers & Services	108	18,685
[a] Regeneron Pharmaceuticals Inc.	Biotechnology	128	80,835
Robert Half International Inc.	Professional Services	136	15,167
Rollins Inc.	Commercial Services & Supplies	232	7,937
S&P Global Inc.	Capital Markets	324	152,905
Sealed Air Corp.	Containers & Packaging	120	8,096
SEI Investments Co.	Capital Markets	102	6,216
	Equity Real Estate Investment Trusts
Simon Property Group Inc.	(REITs)	356	56,878
	Semiconductors & Semiconductor
Skyworks Solutions Inc.	Equipment	198	30,718
Snap-on Inc.	Machinery	60	12,923
Steel Dynamics Inc.	Metals & Mining	242	15,021
Stellantis NV	Automobiles	1,574	29,867
T. Rowe Price Group Inc.	Capital Markets	238	46,800
[a] Take-Two Interactive Software Inc.	Entertainment	106	18,838
Target Corp.	Multiline Retail	582	134,698
	Semiconductors & Semiconductor
Teradyne Inc.	Equipment	160	26,165
	Semiconductors & Semiconductor
Texas Instruments Inc.	Equipment	838	157,938
The Cooper Cos Inc.	Health Care Equipment & Supplies	36	15,082
The Hershey Co.	Food Products	170	32,890
The Home Depot Inc.	Specialty Retail	400	166,004
The J.M. Smucker Co.	Food Products	118	16,027
The Kroger Co.	Food & Staples Retailing	804	36,389
The Procter & Gamble Co.	Household Products	1,102	180,265
The Progressive Corp.	Insurance	586	60,153
Tractor Supply Co.	Specialty Retail	122	29,109
Tyson Foods Inc.	Food Products	326	28,414
United Parcel Service Inc., B	Air Freight & Logistics	782	167,614
[a] Veeva Systems Inc.	Health Care Technology	122	31,169
Verizon Communications Inc.	Diversified Telecommunication Services	3,168	164,609
[a] Vertex Pharmaceuticals Inc.	Biotechnology	282	61,927
ViacomCBS Inc., B	Media	552	16,659
W.W. Grainger Inc.	Trading Companies & Distributors	46	23,839
Walgreens Boots Alliance Inc.	Food & Staples Retailing	766	39,955
Walmart Inc.	Food & Staples Retailing	1,134	164,078
[a] Waters Corp.	Life Sciences Tools & Services	56	20,866
West Pharmaceutical Services Inc.	Health Care Equipment & Supplies	72	33,769
Western Union Co.	IT Services	502	8,956
Whirlpool Corp.	Household Durables	60	14,080
	Semiconductors & Semiconductor
Xilinx Inc.	Equipment	246	52,159
			9,307,910
Total Common Stocks and Other Equity Interests (Cost $12,799,811)			16,590,252
Preferred Stocks 0.5%
Brazil 0.2%
[e] Banco Bradesco SA, 5.299%, pfd.	Banks	2,600	8,967

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[e] Cia Energetica de Minas Gerais, 10.442%, pfd.	Electric Utilities	1,000	2,354
[e] Gerdau SA, 11.702%, pfd.	Metals & Mining	600	2,936
[e] Petroleo Brasileiro SA, 19.870%, pfd.	Oil, Gas & Consumable Fuels	3,000	15,323
			29,580
Germany 0.1%
[e] Bayerische Motoren Werke AG, 2.619%, pfd.	Automobiles	32	2,668
[e] Fuchs Petrolub SE, 2.480%, pfd.	Chemicals	74	3,359
[e] Porsche Automobil Holding SE, 2.649%, pfd.	Automobiles	188	17,839
			23,866
Russia 0.0%†
[e] Surgutneftegas PJSC, 17.464%, pfd.	Oil, Gas & Consumable Fuels	10,688	5,483
South Korea 0.2%
[e] LG Household & Health Care Ltd., 1.794%, pfd.	Personal Products	2	1,036
	Technology Hardware, Storage &
[e] Samsung Electronics Co. Ltd., 1.521%, pfd.	Peripherals	420	25,156
			26,192
Total Preferred Stocks (Cost $67,171)			85,121
Rights 0.0%†
China (Cost $-) 0.0%†
[a] Seazen Group Ltd., rts.	Real Estate Management & Development	95	—

Total Investments before Short Term Investments (Cost $12,866,982)			16,675,373
Short Term Investments 0.3%
Investments from Cash Collateral Received for Loaned Securities 0.3%
Money Market Funds 0.3%
[f,g] Institutional Fiduciary Trust Portfolio, 0.01%		43,950	43,950
Total Short Term Investments (Cost $43,950)			43,950
Total Investments (Cost $12,910,932) 99.8%			16,719,323
Other Assets, less Liabilities 0.2%			32,965
Net Assets 100.0%			$16,752,288

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$103,456, representing 0.6% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $9,679, representing 0.1% of net assets.
dA portion or all of the security is on loan at December 31, 2021.
eVariable rate security. The rate shown represents the yield at period end.
fSee Note 5 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MSCI All Country World Index	Long	1	$39,115	3/18/22	$1,261

*As of period end.
Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin LibertyQ International Equity Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.1%
Australia 13.8%
ASX Ltd.	Capital Markets	438	$29,584
Aurizon Holdings Ltd.	Road & Rail	8,718	22,121
BHP Group Ltd.	Metals & Mining	12,984	391,761
BlueScope Steel Ltd.	Metals & Mining	1,146	17,414
Brambles Ltd.	Commercial Services & Supplies	6,708	51,843
Coles Group Ltd.	Food & Staples Retailing	6,000	78,260
CSL Ltd.	Biotechnology	1,500	317,052
	Equity Real Estate Investment Trusts
Dexus	(REITs)	2,388	19,306
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	126	10,812
Endeavour Group Ltd.	Food & Staples Retailing	5,226	25,609
Evolution Mining Ltd.	Metals & Mining	7,764	22,918
Fortescue Metals Group Ltd.	Metals & Mining	13,878	193,829
Magellan Financial Group Ltd.	Capital Markets	612	9,451
Medibank Private Ltd.	Insurance	13,488	32,851
Newcrest Mining Ltd.	Metals & Mining	3,306	58,841
Rio Tinto Ltd.	Metals & Mining	2,490	181,235
Rio Tinto PLC	Metals & Mining	5,760	381,656
Sonic Healthcare Ltd.	Health Care Providers & Services	2,052	69,568
Telstra Corp. Ltd.	Diversified Telecommunication Services	20,190	61,359
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	558	12,012
Wesfarmers Ltd.	Multiline Retail	5,550	239,283
Woolworths Group Ltd.	Food & Staples Retailing	5,622	155,365
			2,382,130
Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	564	32,037
Belgium 0.1%
Colruyt SA	Food & Staples Retailing	258	10,932
Proximus SADP	Diversified Telecommunication Services	780	15,203
			26,135
Chile 0.1%
Antofagasta PLC	Metals & Mining	1,128	20,450
China 0.1%
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	4,800	8,632
SITC International Holdings Co. Ltd.	Marine	4,000	14,468
			23,100
Denmark 4.6%
A.P. Moeller-Maersk A/S, A	Marine	6	19,981
A.P. Moeller-Maersk A/S, B	Marine	21	75,295
Coloplast AS, B	Health Care Equipment & Supplies	696	122,487
[a] Genmab A/S	Biotechnology	240	96,510
Novo Nordisk AS, B	Pharmaceuticals	2,970	333,772
Novozymes AS	Chemicals	894	73,431
Pandora AS	Textiles, Apparel & Luxury Goods	534	66,576
			788,052
Finland 1.0%
Elisa OYJ	Diversified Telecommunication Services	672	41,358
Kone OYJ, B	Machinery	1,470	105,383
Orion OYJ	Pharmaceuticals	546	22,676
			169,417
France 4.5%
Biomerieux	Health Care Equipment & Supplies	150	21,305
Hermes International	Textiles, Apparel & Luxury Goods	139	242,797
Ipsen SA	Pharmaceuticals	150	13,732
	Equity Real Estate Investment Trusts
[a] Klepierre SA	(REITs)	768	18,210

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	294	13,019
Orange SA	Diversified Telecommunication Services	6,474	69,301
Sanofi	Pharmaceuticals	3,390	341,485
Sartorius Stedim Biotech	Life Sciences Tools & Services	96	52,664
			772,513
Germany 2.1%
[b] Covestro AG, 144A	Chemicals	414	25,517
Deutsche Post AG	Air Freight & Logistics	2,988	192,120
E.ON SE	Multi-Utilities	4,950	68,631
[a] HelloFresh SE	Internet & Direct Marketing Retail	600	46,084
Knorr-Bremse AG	Machinery	252	24,903
LANXESS AG	Chemicals	246	15,247

			372,502
Hong Kong 1.9%
CK Asset Holdings Ltd.	Real Estate Management & Development	8,700	54,847
CK Infrastructure Holdings Ltd.	Electric Utilities	2,900	18,468
CLP Holdings Ltd.	Electric Utilities	5,000	50,505
Henderson Land Development Co. Ltd.	Real Estate Management & Development	5,000	21,292
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	16,600	22,314
Power Assets Holdings Ltd.	Electric Utilities	6,500	40,519
Sino Land Co. Ltd.	Real Estate Management & Development	13,400	16,689
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	4,900	59,457
[b] WH Group Ltd., 144A	Food Products	33,000	20,698
Xinyi Glass Holdings Ltd.	Building Products	8,800	22,011
			326,800
Israel 0.5%
[a] Check Point Software Technologies Ltd.	Software	528	61,544
ICL Group Ltd.	Chemicals	2,748	26,496

			88,040
Italy 1.8%
DiaSorin SpA	Health Care Equipment & Supplies	126	23,994
Ferrari NV	Automobiles	504	130,391
Moncler SpA	Textiles, Apparel & Luxury Goods	834	60,718
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	492	31,612
Snam SpA	Gas Utilities	8,028	48,386
Telecom Italia SpA	Diversified Telecommunication Services	32,568	16,081

			311,182
Japan 27.0%
Aisin Seiki Co. Ltd.	Auto Components	300	11,489
Astellas Pharma Inc.	Pharmaceuticals	7,580	123,124
Benefit One Inc.	Professional Services	200	8,571
Bridgestone Corp.	Auto Components	2,480	106,583
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	960	18,432
Capcom Co. Ltd.	Entertainment	608	14,298
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	3,000	97,304
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	410	46,891
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	1,300	37,344
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	800	59,231
Hoya Corp.	Health Care Equipment & Supplies	1,760	261,505
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	500	12,752
Iida Group Holdings Co. Ltd.	Household Durables	700	16,267
ITOCHU Corp.	Trading Companies & Distributors	5,580	170,470
Japan Post Bank Co. Ltd.	Banks	1,800	16,491
Japan Post Holdings Co. Ltd.	Insurance	6,600	51,399
Japan Tobacco Inc.	Tobacco	6,220	125,448
Kajima Corp.	Construction & Engineering	1,980	22,714
Kakaku.com Inc.	Interactive Media & Services	650	17,329
KAO Corp.	Personal Products	1,820	95,129
KDDI Corp.	Wireless Telecommunication Services	8,380	244,658

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Koei Tecmo Holdings Co. Ltd.	Entertainment	216	8,488
Meiji Holdings Co. Ltd.	Food Products	460	27,403
Mitsubishi Gas Chemical Co. Inc.	Chemicals	600	10,150
Mitsui & Co. Ltd.	Trading Companies & Distributors	3,300	78,047
Mitsui Chemicals Inc.	Chemicals	400	10,733
Mizuho Financial Group Inc.	Banks	7,200	91,473
Monotaro Co. Ltd.	Trading Companies & Distributors	940	16,922
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	1,980	157,447
Nihon M&A Center Inc.	Professional Services	1,160	28,417
Nintendo Co. Ltd.	Entertainment	574	267,423
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	6,820	186,557
Nippon Yusen KK	Marine	500	38,036
Nitori Holdings Co. Ltd.	Specialty Retail	328	49,063
Nitto Denko Corp.	Chemicals	480	37,056
Nomura Research Institute Ltd.	IT Services	1,320	56,569
OBIC Co. Ltd.	IT Services	240	45,018
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	1,360	33,730
Oracle Corp. Japan	Software	165	12,523
ORIX Corp.	Diversified Financial Services	4,740	96,628
Resona Holdings Inc.	Banks	6,000	23,311
SCSK Corp.	IT Services	520	10,336
Sekisui House Ltd.	Household Durables	2,800	60,034
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	2,100	92,203
SG Holdings Co. Ltd.	Air Freight & Logistics	1,300	30,402
SHIMANO Inc.	Leisure Products	285	75,881
Shin-Etsu Chemical Co. Ltd.	Chemicals	1,320	228,339
Shionogi & Co. Ltd.	Pharmaceuticals	1,200	84,668
Shoei Co. Ltd.	Real Estate Management & Development	1,604	15,210
Softbank Corp.	Wireless Telecommunication Services	13,960	176,326
Sumitomo Mitsui Financial Group Inc.	Banks	4,600	157,508
Sysmex Corp.	Health Care Equipment & Supplies	550	74,269
Taisei Corp.	Construction & Engineering	780	23,673
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	644	370,668
Tosoh Corp.	Chemicals	1,200	17,778
Toyo Suisan Kaisha Ltd.	Food Products	280	11,854
Toyota Motor Corp.	Automobiles	18,400	336,427
Tsuruha Holdings Inc.	Food & Staples Retailing	130	12,463
USS Co. Ltd.	Specialty Retail	900	14,037
Welcia Holdings Co. Ltd.	Food & Staples Retailing	400	12,470
Yamaha Motor Co. Ltd.	Automobiles	600	14,375
Zozo Inc.	Internet & Direct Marketing Retail	600	18,705
			4,670,049
Netherlands 4.5%
[a,b] Adyen NV, 144A	IT Services	64	168,233
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	390	313,427
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	4,800	164,494
Koninklijke KPN NV	Diversified Telecommunication Services	12,264	38,074
NN Group NV	Insurance	1,242	67,245
Randstad NV	Professional Services	354	24,170
			775,643
New Zealand 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	3,066	68,768
Spark New Zealand Ltd.	Diversified Telecommunication Services	9,810	30,358
			99,126
Norway 0.7%
Orkla ASA	Food Products	3,276	32,826
Telenor ASA	Diversified Telecommunication Services	3,414	53,659

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Yara International ASA	Chemicals	678	34,214
			120,699
Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing	1,074	24,549
Russia 0.1%
Evraz PLC	Metals & Mining	3,288	26,792
Singapore 0.4%
Singapore Exchange Ltd.	Capital Markets	4,620	31,870
Singapore Technologies Engineering Ltd.	Aerospace & Defense	6,000	16,734
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	1,200	16,298

			64,902
Spain 2.9%
Banco Bilbao Vizcaya Argentaria SA	Banks	19,440	116,063
CaixaBank SA	Banks	15,594	42,809
Enagas SA	Gas Utilities	1,032	23,941
Endesa SA	Electric Utilities	1,404	32,252
Industria de Diseno Textil SA	Specialty Retail	4,380	142,106
Red Electrica Corp. SA	Electric Utilities	1,986	42,968
Telefonica SA	Diversified Telecommunication Services	21,823	95,595
			495,734
Sweden 3.0%
Atlas Copco AB	Machinery	1,608	94,521
Atlas Copco AB, A	Machinery	2,526	174,596
Boliden AB	Metals & Mining	1,248	48,245
Electrolux AB, B	Household Durables	492	11,928
Epiroc AB, A	Machinery	2,586	65,465
Epiroc AB, B	Machinery	1,506	31,887
Husqvarna AB, B	Household Durables	1,212	19,390
Sagax AB, B	Real Estate Management & Development	378	12,734
Swedish Match AB	Tobacco	5,646	44,912
Tele2 AB, B	Wireless Telecommunication Services	1,146	16,341
			520,019
Switzerland 10.4%
EMS-Chemie Holding AG	Chemicals	38	42,581
Geberit AG	Building Products	178	145,580
Kuehne + Nagel International AG	Marine	228	73,669
	Technology Hardware, Storage &
Logitech International SA	Peripherals	852	71,889
Nestle SA	Food Products	2,562	358,340
Novartis AG	Pharmaceuticals	4,170	367,412
Partners Group Holding AG	Capital Markets	125	207,499
Roche Holding AG, Bearer	Pharmaceuticals	24	10,768
Roche Holding AG, Non-Voting	Pharmaceuticals	828	344,504
SGS SA	Professional Services	25	83,603
Swisscom AG	Diversified Telecommunication Services	114	64,385
[b] VAT Group AG, 144A	Machinery	60	29,923
			1,800,153
United Kingdom 17.8%
Admiral Group PLC	Insurance	1,200	51,312
Anglo American PLC	Metals & Mining	6,252	255,395
[b] Auto Trader Group PLC, 144A	Interactive Media & Services	4,380	43,900
BAE Systems PLC	Aerospace & Defense	13,494	100,487
Barratt Developments PLC	Household Durables	2,214	22,431
Berkeley Group Holdings PLC	Household Durables	447	28,910
BHP Group PLC	Metals & Mining	11,904	354,634
British American Tobacco PLC	Tobacco	9,822	363,649
Bunzl PLC	Trading Companies & Distributors	1,134	44,312
Croda International PLC	Chemicals	534	73,196
Ferguson PLC	Trading Companies & Distributors	822	145,906

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

GlaxoSmithKline PLC	Pharmaceuticals	16,668	362,706
	Electronic Equipment, Instruments &
Halma PLC	Components	1,320	57,212
Hargreaves Lansdown PLC	Capital Markets	1,980	36,338
Hikma Pharmaceuticals PLC	Pharmaceuticals	678	20,377
Imperial Brands PLC	Tobacco	6,096	133,470
Intertek Group PLC	Professional Services	678	51,701
Kingfisher PLC	Specialty Retail	8,730	40,002
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	2,856	30,033
Mondi PLC	Paper & Forest Products	2,016	49,860
Next PLC	Multiline Retail	576	63,583
Persimmon PLC	Household Durables	1,692	65,452
RELX PLC	Professional Services	8,388	272,894
Spirax-Sarco Engineering PLC	Machinery	282	61,304
Unilever PLC	Personal Products	6,594	352,382
			3,081,446
United States 0.9%
James Hardie Industries PLC, CDI	Construction Materials	948	38,115
Stellantis NV	Automobiles	6,240	118,406
			156,521
Total Common Stocks and Other Equity Interests (Cost $14,516,813)			17,147,991
Preferred Stocks 0.6%
Germany 0.6%
[c] Bayerische Motoren Werke AG, 2.619%, pfd.	Automobiles	126	10,503
[c] Fuchs Petrolub SE, 2.480%, pfd.	Chemicals	294	13,347
[c] Porsche Automobil Holding SE, 2.649%, pfd.	Automobiles	750	71,166
Total Preferred Stocks (Cost $81,238)			95,016
Total Investments (Cost $14,598,051) 99.7%			17,243,007

Other Assets, less Liabilities 0.3%			53,543
Net Assets 100.0%			$17,296,550

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$301,290, representing 1.7% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract Settlement		Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	28,520	$32,189	1/03/22	$243	$—
Euro	BOFA	Buy	2,823,480	3,210,768	1/03/22	92	—
Euro	BOFA	Sell	2,852,000	3,214,571	1/03/22	—	(28,722)
Hong Kong Dollar	MSCO	Buy	27,864	3,571	1/03/22	3	—
Hong Kong Dollar	MSCO	Buy	2,761,536	354,196	1/03/22	15	—
Hong Kong Dollar	MSCO	Sell	2,789,400	357,827	1/03/22	42	—
Israeli Shekel	BOFA	Buy	801	257	1/03/22	—	—
Israeli Shekel	BOFA	Buy	79,299	25,477	1/03/22	1	—
Israeli Shekel	BOFA	Sell	80,100	25,461	1/03/22	—	(275)
Norwegian Krone	BOFA	Buy	10,791	1,190	1/03/22	34	—
Norwegian Krone	BOFA	Buy	1,068,309	121,160	1/03/22	—	(13)
Norwegian Krone	BOFA	Sell	1,079,100	118,414	1/03/22	—	(3,957)
Singapore Dollar	BOFA	Buy	898	656	1/03/22	10	—
Singapore Dollar	BOFA	Buy	88,902	65,948	1/03/22	—	(5)
Singapore Dollar	BOFA	Sell	89,800	65,482	1/03/22	—	(1,128)
Swiss Franc	MSCO	Buy	15,902	17,242	1/03/22	211	—
Swiss Franc	MSCO	Buy	1,574,298	1,727,728	1/03/22	86	—
Swiss Franc	MSCO	Sell	1,590,200	1,721,014	1/03/22	—	(24,252)
Australian Dollar	DBAB	Buy	28,254	20,109	1/04/22	433	—
Australian Dollar	DBAB	Buy	2,797,146	2,032,686	1/04/22	979	—
Australian Dollar	DBAB	Sell	2,825,400	2,004,192	1/04/22	—	(50,015)
Danish Krone	BOFA	Buy	49,855	7,565	1/04/22	58	—
Danish Krone	BOFA	Buy	4,935,645	754,642	1/04/22	15	—
Danish Krone	BOFA	Sell	4,985,500	755,537	1/04/22	—	(6,743)
Great British Pound	BOFA	Buy	8,440	11,172	1/04/22	259	—
Great British Pound	BOFA	Buy	835,540	1,131,733	1/04/22	—	(36)
Great British Pound	HSBK	Buy	8,440	11,172	1/04/22	259	—
Great British Pound	HSBK	Buy	835,540	1,131,685	1/04/22	13	—
Great British Pound	UBSW	Buy	8,440	11,172	1/04/22	260	—
Great British Pound	UBSW	Buy	835,540	1,131,714	1/04/22	—	(16)
Great British Pound	BOFA	Sell	843,980	1,117,452	1/04/22	—	(25,677)
Great British Pound	HSBK	Sell	843,980	1,117,550	1/04/22	—	(25,578)
Great British Pound	UBSW	Sell	843,980	1,117,512	1/04/22	—	(25,617)
Swedish Krona	BOFA	Buy	46,297	5,090	1/04/22	24	—
Swedish Krona	BOFA	Buy	4,583,403	506,228	1/04/22	10	—
Swedish Krona	BOFA	Sell	4,629,700	510,964	1/04/22	—	(388)
Japanese Yen	BOFA	Buy	5,344,924	47,092	1/05/22	—	(677)
Japanese Yen	BOFA	Buy	529,147,476	4,594,997	1/05/22	92	—
Japanese Yen	BOFA	Sell	534,492,400	4,710,439	1/05/22	68,935	—
New Zealand Dollar	BOFA	Buy	1,476	996	1/05/22	14	—
New Zealand Dollar	BOFA	Buy	146,124	100,065	1/05/22	—	(21)
New Zealand Dollar	BOFA	Sell	147,600	100,128	1/05/22	—	(926)
Australian Dollar	DBAB	Sell	2,835,600	2,060,750	2/02/22	—	(1,044)
Danish Krone	BOFA	Sell	5,162,400	789,614	2/02/22	—	(199)
Euro	BOFA	Sell	2,827,800	3,217,519	2/02/22	—	(111)
Great British Pound	BOFA	Sell	871,276	1,179,980	2/02/22	—	(49)
Great British Pound	HSBK	Sell	871,276	1,180,014	2/02/22	—	(15)

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Great British Pound	UBSW	Sell	871,276	1,180,001	2/02/22	—	(28)
Israeli Shekel	BOFA	Sell	82,700	26,571	2/02/22	—	(3)
Japanese Yen	BOFA	Sell	539,441,500	4,685,243	2/02/22	—	(191)
New Zealand Dollar	BOFA	Sell	147,700	101,082	2/02/22	—	(8)
Norwegian Krone	BOFA	Sell	1,070,300	121,306	2/02/22	—	(3)
Swedish Krona	BOFA	Sell	4,734,600	523,031	2/02/22	—	(27)
Swiss Franc	MSCO	Sell	1,645,200	1,806,900	2/02/22	—	(77)
Singapore Dollar	BOFA	Sell	87,000	64,518	2/04/22	—	(2)
Hong Kong Dollar	MSCO	Sell	2,775,700	356,030	2/07/22	—	(20)

Total Forward Exchange Contracts	$72,088	$(195,823)
Net unrealized appreciation (depreciation)		$(123,735)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI All Country World Index			Long	1	$116,090	3/18/22	$1,903

* As of period ended.
Abbreviations

Selected Portfolio

BOFA	-	Bank of America Corp.
CDI	-	Clearing House Electronic Subregister System Depositary Interest
DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank PLC
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin LibertyQ U.S. Equity ETF	Shares	Value
Common Stocks 99.8%
Communication Services 5.8%
Activision Blizzard Inc.	71,142	$4,733,077
[a] Alphabet Inc., A	1,707	4,945,247
AT&T Inc.	411,516	10,123,294
Comcast Corp., A	187,866	9,455,296
Electronic Arts Inc.	26,412	3,483,743
[b] Fox Corp., A	20,022	738,812
[a] Meta Platforms Inc., A	28,968	9,743,387
Omnicom Group Inc.	32,376	2,372,190
[a] Skillz Inc.	10,650	79,236
The Interpublic Group of Cos. Inc.	53,250	1,994,212
Verizon Communications Inc.	187,014	9,717,247
World Wrestling Entertainment Inc., A	2,982	147,132
		57,532,873
Consumer Discretionary 10.4%
[a] AutoNation Inc.	2,982	348,447
[a] AutoZone Inc.	3,159	6,622,496
Best Buy Co. Inc.	38,766	3,938,626
Brunswick Corp.	4,686	472,021
Carter's Inc.	6,390	646,796
D.R. Horton Inc.	35,358	3,834,575
[b] Dick's Sporting Goods Inc.	4,686	538,843
Dollar General Corp.	35,784	8,438,941
eBay Inc.	58,362	3,881,073
Foot Locker Inc.	17,892	780,628
Garmin Ltd.	22,152	3,016,438
Gentex Corp.	39,618	1,380,687
Genuine Parts Co.	8,520	1,194,504
[a] Grand Canyon Education Inc.	4,260	365,125
H&R Block Inc.	31,524	742,705
Lennar Corp., A	16,614	1,929,882
Lowe's Cos Inc.	22,578	5,835,962
McDonald's Corp.	38,340	10,277,804
NIKE Inc., B	40,896	6,816,136
[a] NVR Inc.	477	2,818,531
[a] O'Reilly Automotive Inc.	10,937	7,724,038
Penske Automotive Group Inc.	2,130	228,379
Polaris Inc.	3,834	421,395
Pool Corp.	6,393	3,618,438
PulteGroup Inc.	32,802	1,874,962
Qurate Retail Inc., A	32,376	246,058
Target Corp.	38,766	8,972,003
The Home Depot Inc.	23,430	9,723,684
Tractor Supply Co.	18,744	4,472,318
[a] Victoria's Secret & Co.	2,982	165,620
Whirlpool Corp.	3,834	899,686
Williams-Sonoma Inc.	12,780	2,161,481
		104,388,282
Consumer Staples 13.5%
Altria Group Inc.	218,112	10,336,328
Archer-Daniels-Midland Co.	32,376	2,188,294
[a] Boston Beer Inc., A	876	442,467
Bunge Ltd.	8,094	755,656
Campbell Soup Co.	19,170	833,128
Casey's General Stores Inc.	5,134	1,013,195
Church & Dwight Co. Inc.	36,636	3,755,190
Colgate-Palmolive Co.	27,264	2,326,710
Conagra Brands Inc.	28,116	960,161
Costco Wholesale Corp.	17,420	9,889,334

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Estee Lauder Cos. Inc., A	28,116	10,408,543
Flowers Foods Inc.	28,968	795,751
General Mills Inc.	96,276	6,487,077
Hormel Foods Corp.	43,026	2,100,099
Ingredion Inc.	9,372	905,710
Kellogg Co.	33,228	2,140,548
Kimberly-Clark Corp.	22,578	3,226,848
[a] Monster Beverage Corp.	52,398	5,032,304
PepsiCo Inc.	58,788	10,212,063
Philip Morris International Inc.	109,482	10,400,790
The Coca-Cola Co.	179,346	10,619,077
The Hershey Co.	24,708	4,780,257
The J.M. Smucker Co.	14,910	2,025,076
The Kroger Co.	99,258	4,492,417
The Procter & Gamble Co.	65,178	10,661,817
Tyson Foods Inc.	42,174	3,675,886
Walgreens Boots Alliance Inc.	105,648	5,510,600
Walmart Inc.	66,882	9,677,156
		135,652,482
Energy 0.2%
Coterra Energy Inc., A	69,864	1,327,416
Texas Pacific Land Corp.	198	247,276
		1,574,692
Financials 3.9%
[b] Assured Guaranty Ltd.	4,260	213,852
Cboe Global Markets Inc.	3,408	444,403
Evercore Inc.	3,834	520,849
FactSet Research Systems Inc.	5,798	2,817,886
Invesco Ltd.	46,008	1,059,104
Jefferies Financial Group Inc.	20,874	809,911
Lazard Ltd., A	15,336	669,110
Moody's Corp.	20,448	7,986,580
New York Community Bancorp Inc.	27,690	338,095
Old Republic International Corp.	17,040	418,843
People's United Financial Inc.	35,358	630,080
S&P Global Inc.	20,621	9,731,669
SEI Investments Co.	14,910	908,615
Synchrony Financial	35,358	1,640,258
T. Rowe Price Group Inc.	25,560	5,026,118
The Progressive Corp.	58,362	5,990,859
		39,206,232
Health Care 18.3%
AbbVie Inc.	81,366	11,016,956
Amgen Inc.	47,286	10,637,931
[a] Bio-Rad Laboratories Inc., A	1,819	1,374,382
[a] Biogen Inc.	22,578	5,416,914
Bristol-Myers Squibb Co.	169,122	10,544,757
Cardinal Health Inc.	18,744	965,129
Cerner Corp.	41,322	3,837,574
Chemed Corp.	2,313	1,223,669
CVS Health Corp.	78,810	8,130,040
Eli Lilly & Co.	37,914	10,472,605
Gilead Sciences Inc.	136,320	9,898,195
[a] Hologic Inc.	8,520	652,291
[a] IDEXX Laboratories Inc.	8,202	5,400,689
Johnson & Johnson	60,066	10,275,491
[a] Laboratory Corp. of America Holdings	5,538	1,740,095
Merck & Co. Inc.	125,670	9,631,349
[a] Mettler-Toledo International Inc.	3,584	6,082,801
[a] Moderna Inc.	23,430	5,950,751
Organon & Co.	18,744	570,755
Pfizer Inc.	175,086	10,338,828

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Premier Inc., A	12,354	508,614
Quest Diagnostics Inc.	11,076	1,916,259
[a] Quidel Corp.	3,834	517,552
[a] Regeneron Pharmaceuticals Inc.	11,911	7,522,035
ResMed Inc.	20,874	5,437,259
The Cooper Cos Inc.	1,704	713,874
Thermo Fisher Scientific Inc.	14,847	9,906,512
[a] United Therapeutics Corp.	2,556	552,300
UnitedHealth Group Inc.	21,154	10,622,270
[a] Vertex Pharmaceuticals Inc.	25,986	5,706,526
[a] Waters Corp.	6,230	2,321,298
West Pharmaceutical Services Inc.	7,527	3,530,238
Zoetis Inc.	42,174	10,291,721
		183,707,660
Industrials 14.5%
3M Co.	54,528	9,685,809
A O Smith Corp.	13,632	1,170,307
Acuity Brands Inc.	2,130	450,964
Allegion PLC	9,372	1,241,228
Allison Transmission Holdings Inc.	14,058	511,008
AMERCO	563	408,867
C.H. Robinson Worldwide Inc.	20,874	2,246,669
Cintas Corp.	11,928	5,286,132
[a] Copart Inc.	30,672	4,650,489
Cummins Inc.	22,578	4,925,165
Eaton Corp. PLC	31,098	5,374,356
Emerson Electric Co.	86,478	8,039,860
Expeditors International of Washington Inc.	26,412	3,546,867
Fastenal Co.	96,276	6,167,440
[a] FTI Consulting Inc.	3,408	522,855
[a] Generac Holdings Inc.	5,850	2,058,732
General Dynamics Corp.	15,336	3,197,096
Graco Inc.	24,708	1,991,959
Hubbell Inc., B	4,260	887,230
Huntington Ingalls Industries Inc.	5,964	1,113,717
Illinois Tool Works Inc.	40,470	9,987,996
JB Hunt Transport Services Inc.	12,780	2,612,232
[b] Knight-Swift Transportation Holdings Inc.	5,112	311,525
Landstar System Inc.	5,964	1,067,675
Lennox International Inc.	4,260	1,381,774
Lincoln Electric Holdings Inc.	5,538	772,385
Lockheed Martin Corp.	27,264	9,689,898
ManpowerGroup Inc.	3,408	331,701
MSC Industrial Direct Co. Inc., A	6,390	537,143
Northrop Grumman Corp.	17,040	6,595,673
Old Dominion Freight Line Inc.	11,928	4,274,757
PACCAR Inc.	38,340	3,383,888
Quanta Services Inc.	8,094	928,058
Robert Half International Inc.	19,596	2,185,346
Rockwell Automation Inc.	17,892	6,241,624
Rollins Inc.	35,358	1,209,597
Ryder System Inc.	1,704	140,461
Schneider National Inc., B	4,686	126,100
Snap-on Inc.	7,242	1,559,782
Toro Co.	16,614	1,659,905
[a] Trex Co. Inc.	11,502	1,553,115
Union Pacific Corp.	40,044	10,088,285
United Parcel Service Inc., B	47,286	10,135,281
W.W. Grainger Inc.	7,054	3,655,665
Watsco Inc.	5,112	1,599,443
		145,506,059
Information Technology 23.9%
Accenture PLC, A	26,412	10,949,095

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] Adobe Inc.	14,026	7,953,584
[a] Akamai Technologies Inc.	14,910	1,745,066
[a] Alphabet Inc., C	1,594	4,612,383
Amdocs Ltd.	20,022	1,498,447
Apple Inc.	56,658	10,060,761
Applied Materials Inc.	63,900	10,055,304
[a] Arista Networks Inc.	22,152	3,184,350
[a] Aspen Technology Inc.	8,946	1,361,581
Automatic Data Processing Inc.	40,896	10,084,136
Booz Allen Hamilton Holding Corp.	16,188	1,372,581
[a] Cadence Design Systems Inc.	9,372	1,746,472
Cisco Systems Inc.	171,252	10,852,239
Cognizant Technology Solutions Corp., A	71,568	6,349,513
[a] Dell Technologies Inc., C	8,520	478,568
[a] EPAM Systems Inc.	3,416	2,283,425
[a] F5 Networks Inc.	8,946	2,189,176
[a] Fair Isaac Corp.	2,546	1,104,124
[a] Fortinet Inc.	13,206	4,746,236
Hewlett Packard Enterprise Co.	84,774	1,336,886
HP Inc.	227,058	8,553,275
Intel Corp.	190,848	9,828,672
International Business Machines Corp.	77,106	10,305,988
Intuit Inc.	14,404	9,264,941
Jack Henry & Associates Inc.	11,502	1,920,719
[a] Keysight Technologies Inc.	6,390	1,319,599
KLA Corp.	23,004	9,894,250
Lam Research Corp.	13,822	9,940,091
[a] Manhattan Associates Inc.	2,130	331,194
Mastercard Inc., A	29,820	10,714,922
Microsoft Corp.	28,542	9,599,245
Monolithic Power Systems	4,302	2,122,306
Motorola Solutions Inc.	24,282	6,597,419
NetApp Inc.	35,784	3,291,770
Oracle Corp.	103,518	9,027,805
Paychex Inc.	52,398	7,152,327
QUALCOMM Inc.	51,972	9,504,120
Skyworks Solutions Inc.	27,264	4,229,737
Teradyne Inc.	12,780	2,089,913
Texas Instruments Inc.	48,990	9,233,145
Western Union Co.	14,910	265,994
Xilinx Inc.	36,636	7,767,931
[a] Zoom Video Communications Inc., A	13,206	2,428,716
		239,348,006
Materials 3.9%
Air Products and Chemicals Inc.	25,986	7,906,500
Amcor PLC	94,572	1,135,810
Avery Dennison Corp.	8,094	1,752,918
Celanese Corp.	14,484	2,434,181
[a,b] Cleveland-Cliffs Inc.	15,762	343,139
Dow Inc.	49,842	2,827,038
Eagle Materials Inc.	2,556	425,472
Huntsman Corp.	20,022	698,367
International Paper Co.	34,080	1,601,079
Louisiana-Pacific Corp.	6,816	534,034
LyondellBasell Industries NV, A	46,434	4,282,608
NewMarket Corp.	1,278	437,996
Newmont Corp.	73,272	4,544,330
Nucor Corp.	38,766	4,425,139
Packaging Corp. of America	13,632	1,855,997
Reliance Steel & Aluminum Co.	7,242	1,174,797
Silgan Holdings Inc.	4,686	200,748
Southern Copper Corp.	6,816	420,615
Steel Dynamics Inc.	27,690	1,718,718

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] Sylvamo Corp.	2,407	67,131
United States Steel Corp.	9,372	223,147
		39,009,764
Real Estate 2.5%
CubeSmart	12,354	703,066
Extra Space Storage Inc.	10,650	2,414,674
Life Storage Inc.	4,686	717,801
National Retail Properties Inc.	26,838	1,290,103
[a] Orion Office REIT Inc.	4,986	93,089
Public Storage	26,838	10,052,441
Realty Income Corp.	55,806	3,995,152
SL Green Realty Corp.	4,686	335,986
Spirit Realty Capital Inc.	17,040	821,158
STORE Capital Corp.	32,376	1,113,734
[b] VICI Properties Inc.	46,008	1,385,301
WP Carey Inc.	24,282	1,992,338
		24,914,843
Utilities 2.9%
Alliant Energy Corp.	32,802	2,016,339
Ameren Corp.	29,820	2,654,278
American Electric Power Co. Inc.	50,268	4,472,344
Consolidated Edison Inc.	47,286	4,034,441
Evergy Inc.	28,116	1,929,039
Hawaiian Electric Industries Inc.	15,336	636,444
National Fuel Gas Co.	5,964	381,338
NRG Energy Inc.	9,798	422,098
OGE Energy Corp.	11,928	457,797
The Southern Co.	127,800	8,764,524
UGI Corp.	13,206	606,287
WEC Energy Group Inc.	28,968	2,811,924
		29,186,853

Total Investments before Short Term Investments (Cost $818,919,250)		1,000,027,746
Short Term Investments 0.2%
Investments from Cash Collateral Received for Loaned Securities 0.2%
Money Market Funds 0.2%
[c,d] Institutional Fiduciary Trust Portfolio, 0.01%	1,615,144	1,615,144
Total Short Term Investments (Cost $1,615,144) 0.2%		1,615,144
Total Investments (Cost $820,534,394) 100.0%		1,001,642,890
Other Assets, less Liabilities 0.0%†		476,079
Net Assets 100.0%		$1,002,118,969

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is on loan at December 31, 2021.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 5 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
S&P 500 E-Mini	Long	6	$1,427,550	3/18/22	$17,030

*As of period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF	Shares	Value
Common Stocks 99.8%
Communication Services 2.7%
Lumen Technologies Inc.	21,408	$268,671
[a] Match Group Inc.	4,200	555,450
Omnicom Group Inc.	4,896	358,730
[a] Playtika Holding Corp.	1,608	27,802
[a] Skillz Inc.	3,528	26,248
ViacomCBS Inc., A	120	4,004
ViacomCBS Inc., B	9,216	278,139
World Wrestling Entertainment Inc., A	888	43,814
		1,562,858
Consumer Discretionary 15.3%
Advance Auto Parts Inc.	1,104	264,827
[a] AutoNation Inc.	648	75,719
[a] AutoZone Inc.	302	633,110
Bath & Body Works Inc.	4,656	324,942
Best Buy Co. Inc.	5,136	521,818
Brunswick Corp.	1,056	106,371
Carter's Inc.	1,032	104,459
Columbia Sportswear Co.	648	63,141
[b] Dick's Sporting Goods Inc.	1,512	173,865
[a] Dollar Tree Inc.	3,264	458,657
Domino’s Pizza Inc.	354	199,773
[a] Etsy Inc.	1,824	399,346
Foot Locker Inc.	2,184	95,288
Garmin Ltd.	3,048	415,046
Gentex Corp.	4,416	153,898
Genuine Parts Co.	2,952	413,870
H&R Block Inc.	4,680	110,261
Hanesbrands Inc.	7,776	130,015
Hasbro Inc.	2,448	249,157
[a] Leslie's Inc.	2,016	47,699
[b] LKQ Corp.	4,296	257,889
[a] Mattel Inc.	5,112	110,215
Newell Brands Inc.	5,448	118,984
[a] O'Reilly Automotive Inc.	859	606,652
[a] Ollie's Bargain Outlet Holdings Inc.	1,224	62,656
Penske Automotive Group Inc.	720	77,198
Polaris Inc.	1,032	113,427
Pool Corp.	990	560,340
Qurate Retail Inc., A	6,312	47,971
[a] RH	234	125,410
Tapestry Inc.	6,000	243,600
Tempur Sealy International Inc.	4,224	198,655
Tractor Supply Co.	2,424	578,366
[a] Victoria's Secret & Co.	1,632	90,641
Whirlpool Corp.	1,248	292,856
Williams-Sonoma Inc.	1,920	324,730
[a] YETI Holdings Inc.	1,248	103,372
		8,854,224
Consumer Staples 6.5%
[b] Albertsons Cos Inc.	2,976	89,846
[a] Boston Beer Inc., A	170	85,867
Bunge Ltd.	1,992	185,973
Campbell Soup Co.	3,984	173,145
Casey's General Stores Inc.	480	94,728
Church & Dwight Co. Inc.	5,400	553,500
Clorox Co.	2,688	468,680
Flowers Foods Inc.	5,088	139,767
[a,b] Herbalife Nutrition Ltd.	2,040	83,497
Kellogg Co.	5,496	354,052
The Hershey Co.	3,096	598,983
The J.M. Smucker Co.	2,328	316,189

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

The Kroger Co.	13,200	597,432
		3,741,659
Energy 0.2%
Antero Midstream Corp.	4,848	46,929
Texas Pacific Land Corp.	78	97,412
		144,341
Financials 9.6%
Affiliated Managers Group Inc.	960	157,930
Ally Financial Inc.	6,888	327,938
Brown & Brown Inc.	5,328	374,452
Cboe Global Markets Inc.	960	125,184
Cincinnati Financial Corp.	3,888	442,960
CNA Financial Corp.	600	26,448
[a] Credit Acceptance Corp.	223	153,353
Discover Financial Services	4,944	571,329
Erie Indemnity Co., A	480	92,477
Evercore Inc.	840	114,114
FactSet Research Systems Inc.	940	456,849
First American Financial Corp.	2,184	170,854
Globe Life Inc.	1,968	184,441
Hanover Insurance Group Inc.	600	78,636
Janus Henderson Group PLC	2,424	101,662
MarketAxess Holdings Inc.	723	297,348
Mercury General Corp.	600	31,836
MSCI Inc.	871	533,653
Nasdaq Inc.	2,520	529,225
Prosperity Bancshares Inc.	1,800	130,140
SEI Investments Co.	2,856	174,045
Synchrony Financial	10,968	508,805
		5,583,679
Health Care 10.9%
[a] ABIOMED Inc.	816	293,083
[a] Amedisys Inc.	624	101,013
Bio-Techne Corp.	668	345,583
Cardinal Health Inc.	5,568	286,696
Cerner Corp.	6,120	568,364
Chemed Corp.	279	147,602
Encompass Health Corp.	2,520	164,455
[a] Hologic Inc.	3,480	266,429
[a] IDEXX Laboratories Inc.	902	593,931
[a] Incyte Corp.	2,808	206,107
[a] Masimo Corp.	1,056	309,176
[a] Mettler-Toledo International Inc.	362	614,390
[a] Molina Healthcare Inc.	1,104	351,160
[a] Neurocrine Biosciences Inc.	1,344	114,469
Organon & Co.	2,760	84,042
[a] Quidel Corp.	816	110,152
ResMed Inc.	2,160	562,637
Royalty Pharma PLC	5,088	202,757
[a] United Therapeutics Corp.	792	171,135
Universal Health Services Inc., B	1,680	217,829
[a] Waters Corp.	1,584	590,199
		6,301,209
Industrials 18.3%
A O Smith Corp.	2,232	191,617
Allegion PLC	2,136	282,892
Allison Transmission Holdings Inc.	2,280	82,878
[a] Builders FirstSource Inc.	1,752	150,164
C.H. Robinson Worldwide Inc.	2,976	320,307
Carrier Global Corp.	10,128	549,343
Cintas Corp.	1,295	573,905
Curtiss-Wright Corp.	720	99,842
Donaldson Co. Inc.	2,712	160,713

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Dover Corp.	3,072	557,875
Expeditors International of Washington Inc.	3,960	531,788
Fastenal Co.	9,264	593,452
Fortune Brands Home & Security Inc.	1,872	200,117
Graco Inc.	3,888	313,451
IHS Markit Ltd.	4,296	571,024
Landstar System Inc.	816	146,080
Lennox International Inc.	720	233,539
Lincoln Electric Holdings Inc.	1,224	170,711
ManpowerGroup Inc.	1,200	116,796
MSA Safety Inc.	672	101,445
MSC Industrial Direct Co. Inc., A	1,056	88,767
Nordson Corp.	1,176	300,198
Old Dominion Freight Line Inc.	1,536	550,472
Otis Worldwide Corp.	6,816	593,469
Robert Half International Inc.	2,904	323,854
Rockwell Automation Inc.	1,632	569,323
Rollins Inc.	5,880	201,155
Ryder System Inc.	720	59,350
Schneider National Inc., B	1,320	35,521
Snap-on Inc.	1,296	279,133
Toro Co.	2,184	218,203
Trane Technologies PLC	2,928	591,544
W.W. Grainger Inc.	1,080	559,699
Watsco Inc.	888	277,838
		10,596,465
Information Technology 19.9%
[a] Akamai Technologies Inc.	2,520	294,941
Amdocs Ltd.	2,808	210,151
[a] Arista Networks Inc.	4,416	634,800
[a] Aspen Technology Inc.	1,584	241,085
Bentley Systems Inc., B	1,992	96,273
Booz Allen Hamilton Holding Corp.	3,864	327,629
[a] Cadence Design Systems Inc.	2,952	550,105
CDW Corp.	2,904	594,681
Citrix Systems Inc.	3,240	306,472
Dolby Laboratories Inc., A	1,080	102,838
[a] F5 Networks Inc.	1,440	352,382
[a] Fair Isaac Corp.	630	273,212
[a] Fortinet Inc.	1,656	595,166
[a] Gartner Inc.	768	256,758
[b] Hewlett Packard Enterprise Co.	18,816	296,728
HP Inc.	15,552	585,844
Juniper Networks Inc.	6,648	237,400
[a] Manhattan Associates Inc.	1,344	208,979
Monolithic Power Systems	924	455,837
Motorola Solutions Inc.	2,160	586,872
National Instruments Corp.	2,736	119,481
NetApp Inc.	6,048	556,355
NortonLifeLock Inc.	7,536	195,785
Paychex Inc.	4,608	628,992
[a] Paycom Software Inc.	917	380,729
[a] Synopsys Inc.	1,608	592,548
Teradyne Inc.	2,760	451,343
Ubiquiti Inc.	168	51,526
[a] VeriSign Inc.	2,064	523,884
Vontier Corp.	3,048	93,665
Western Union Co.	10,200	181,968
Xerox Holdings Corp.	1,992	45,099
Xilinx Inc.	2,400	508,872
		11,538,400
Materials 4.5%
AptarGroup Inc.	1,032	126,399
Avery Dennison Corp.	1,920	415,814

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a,b] Cleveland-Cliffs Inc.	4,152	90,389
Element Solutions Inc.	3,456	83,912
International Paper Co.	5,352	251,437
Louisiana-Pacific Corp.	1,632	127,867
LyondellBasell Industries NV, A	2,472	227,993
NewMarket Corp.	120	41,126
Nucor Corp.	2,760	315,054
Reliance Steel & Aluminum Co.	1,248	202,451
RPM International Inc.	2,520	254,520
Scotts Miracle-Gro Co., A	792	127,512
Sealed Air Corp.	1,440	97,157
Sonoco Products Co.	1,896	109,759
Steel Dynamics Inc.	1,872	116,195
[a] Sylvamo Corp.	504	14,057
		2,601,642
Real Estate 7.2%
AvalonBay Communities Inc.	2,304	581,967
Camden Property Trust	1,920	343,066
CubeSmart	4,200	239,022
Duke Realty Corp.	7,224	474,183
Extra Space Storage Inc.	2,160	489,737
First Industrial Realty Trust Inc.	2,376	157,291
Healthcare Trust of America Inc., A	3,048	101,773
Highwoods Properties Inc.	2,184	97,385
Kimco Realty Corp.	7,536	185,762
Life Storage Inc.	1,224	187,492
National Retail Properties Inc.	3,960	190,357
Realty Income Corp.	8,064	577,302
STORE Capital Corp.	4,320	148,608
Ventas Inc.	7,704	393,829
		4,167,774
Utilities 4.7%
Ameren Corp.	5,112	455,019
American Water Works Co. Inc.	3,264	616,439
Consolidated Edison Inc.	7,056	602,018
FirstEnergy Corp.	9,144	380,299
National Fuel Gas Co.	1,296	82,866
NRG Energy Inc.	2,328	100,290
PPL Corp.	16,464	494,908
		2,731,839
Total Investments before Short Term Investments (Cost $46,396,001)		57,824,090
Short Term Investments 0.6%
Investments from Cash Collateral Received for Loaned Securities 0.6%
Money Market Funds 0.6%
[c,d] Institutional Fiduciary Trust Portfolio, 0.01%	322,700	322,700
Total Short Term Investments (Cost $322,700) 0.6%		322,700
Total Investments (Cost $46,718,701) 100.4%		58,146,790

Other Assets, less Liabilities (0.4)%		(234,672)
Net Assets 100.0%		$57,912,118

[a]Non-income producing.
[b]A portion or all of the security is on loan at December 31, 2021.
[c]See Note 5 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF	Shares	Value
Common Stocks 100.0%
Communication Services 3.3%
[a] AMC Networks Inc., A	648	$22,317
[a] CarGurus Inc.	2,223	74,782
Cogent Communications Holdings Inc.	963	70,472
Entravision Communications Corp., A	1,026	6,956
[a] EverQuote Inc., A	270	4,228
[a] IDT Corp., B	390	17,223
John Wiley & Sons Inc., A	738	42,265
[a] Liberty Latin America Ltd.	3,159	36,013
[a] Liberty Latin America Ltd., A	900	10,494
[a] Media Alpha Inc.	360	5,558
Scholastic Corp.	567	22,657
[a] TechTarget Inc.	504	48,213
TEGNA Inc.	4,500	83,520
Telephone and Data Systems Inc.	1,737	35,001
[a] Thryv Holdings Inc.	126	5,182
[a] TrueCar Inc.	2,304	7,834
[a] United States Cellular Corp.	252	7,943
[a] WideOpenWest Inc.	1,134	24,404
[a] Yelp Inc.	1,647	59,687

		584,749
Consumer Discretionary 20.1%
[a,b] 1-800-FLOWERS.Com Inc.	693	16,195
[a] 1stdibs.com Inc.	90	1,126
[a] Abercrombie & Fitch Co., A	1,548	53,917
[a] Academy Sports & Outdoors Inc.	1,098	48,202
Acushnet Holdings Corp.	810	42,995
[a] America's Car-Mart Inc.	144	14,746
American Eagle Outfitters Inc.	3,258	82,493
[a] American Public Education Inc.	360	8,010
[a] Asbury Automotive Group Inc.	486	83,947
Bassett Furniture Industries Inc.	180	3,019
[b] Big 5 Sporting Goods Corp.	378	7,186
Big Lots Inc.	1,017	45,816
[a] Bloomin' Brands Inc.	2,115	44,373
Buckle Inc.	894	37,825
[b] Camping World Holdings Inc., A	405	16,362
[a] Carparts.com Inc.	783	8,770
Cato Corp., A	189	3,243
[a] Century Casinos Inc.	261	3,179
[a] Citi Trends Inc.	252	23,877
Cracker Barrel Old Country Store Inc.	630	81,043
[a] Crocs Inc.	1,062	136,170
Del Taco Restaurants Inc.	693	8,628
Dillard's Inc., A	153	37,488
[a] Dorman Products Inc.	540	61,025
[a,b] Duluth Holdings Inc.	234	3,552
Escalade Inc.	198	3,126
Ethan Allen Interiors Inc.	639	16,799
[a,b] F45 Training Holdings Inc.	198	2,156
[a] Fiesta Restaurant Group Inc.	360	3,964
Franchise Group Inc.	432	22,533
[a] Funko Inc., A	387	7,276
[a] Genesco Inc.	315	20,214
[a] GoPro Inc., A	1,260	12,991
[a] Green Brick Partners Inc.	486	14,740
Group 1 Automotive Inc.	378	73,793
Hamilton Beach Brands Holding Co., A	189	2,714
Haverty Furniture Cos. Inc.	477	14,582

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a,b] Helen of Troy Ltd.	513	125,413
Hibbett Sports Inc.	369	26,542
Hooker Furniture Corp.	268	6,239
Installed Building Products Inc.	432	60,359
[a,b] iRobot Corp.	567	37,354
[b] JOANN Inc.	144	1,495
Johnson Outdoors Inc., A	126	11,805
[a] Kirkland's Inc.	225	3,359
Kontoor Brands Inc.	1,305	66,881
La-Z-Boy Inc.	990	35,947
[a] Lazydays Holdings Inc.	135	2,908
LCI Industries	513	79,961
[a] LGI Homes Inc.	423	65,345
Lifetime Brands Inc.	252	4,024
[a] Liquidity Services Inc.	504	11,128
[a] Lumber Liquidators Holdings Inc.	477	8,142
Macy's Inc.	6,084	159,279
[a] Malibu Boats Inc., A	369	25,361
Marine Products Corp.	208	2,600
[a] MarineMax Inc.	423	24,974
[a] MasterCraft Boat Holdings Inc.	180	5,099
Monro Inc.	657	38,283
[b] Movado Group Inc.	423	17,694
Murphy USA Inc.	558	111,176
Nathan's Famous Inc.	27	1,577
[a] National Vision Holdings Inc.	1,658	79,567
[a,b] Nautilus Inc.	576	3,531
[a] ONE Group Hospitality Inc.	216	2,724
OneWater Marine Inc., A	207	12,621
Oxford Industries Inc.	423	42,943
Papa John's International Inc.	648	86,489
[a] Perdoceo Education Corp.	1,638	19,263
[b] PetMed Express Inc.	468	11,822
[a,b] Portillo's Inc., A	252	9,460
[a] Purple Innovation Inc.	792	10,510
Rent-A-Center Inc.	1,665	79,987
[a] Revolve Group Inc.	585	32,783
Rocky Brands Inc.	144	5,731
[a] Sally Beauty Holdings Inc.	2,727	50,340
Shoe Carnival Inc.	432	16,883
Shutterstock Inc.	567	62,869
Signet Jewelers Ltd.	1,152	100,259
[a] Sleep Number Corp.	540	41,364
Smith & Wesson Brands Inc.	1,098	19,544
Sonic Automotive Inc.	558	27,593
[a] Sonos Inc.	2,376	70,805
[a] Sportsman's Warehouse Holdings Inc.	1,215	14,337
Standard Motor Products Inc.	504	26,405
Steven Madden Ltd.	1,836	85,319
[a] Stitch Fix Inc., A	1,458	27,585
Strategic Education Inc.	513	29,672
[a] Stride Inc.	846	28,197
Sturm Ruger & Co. Inc.	423	28,772
Superior Group of Cos. Inc.	288	6,319
Texas Roadhouse Inc., A	1,683	150,258
[a] The Cheesecake Factory Inc.	1,125	44,044
[a] The Container Store Group Inc.	684	6,826
[a] The Lovesac Co.	234	15,505
[a] The ODP Corp.	1,053	41,362
Tilly's Inc., A	486	7,829
[a] Tupperware Brands Corp.	1,215	18,577
[a] Turtle Beach Corp.	270	6,010
[a] Udemy Inc.	135	2,638
[a] Vera Bradley Inc.	594	5,055

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] Vista Outdoor Inc.	1,107	51,000
[b] Weber Inc., A	171	2,211
Wingstop Inc.	657	113,530
Winmark Corp.	72	17,877
Wolverine World Wide Inc.	1,647	47,450
[a] XPEL Inc.	369	25,195
[a] Zumiez Inc.	432	20,732
		3,610,813
Consumer Staples 6.5%
[b] B&G Foods Inc., A	1,260	38,720
[a,b] BellRing Brands Inc., A	753	21,483
[a] BJ's Wholesale Club Holdings Inc.	2,322	155,504
[a] Celsius Holdings Inc.	810	60,402
[a] Central Garden & Pet Co.	225	11,842
[a,b] Central Garden & Pet Co., A	909	43,496
Coca-Cola Consolidated Inc.	115	71,207
Edgewell Personal Care Co.	522	23,861
Energizer Holdings Inc.	666	26,707
Ingles Markets Inc., A	387	33,413
Inter Parfums Inc.	414	44,257
John B. Sanfilippo & Son Inc.	207	18,663
Lancaster Colony Corp.	423	70,049
Medifast Inc.	306	64,085
National Beverage Corp.	594	26,926
Natural Grocers by Vitamin Cottage Inc.	248	3,534
Natures Sunshine Products Inc.	252	4,662
Nu Skin Enterprises Inc., A	963	48,872
Oil-Dri Corp. of America	99	3,240
PriceSmart Inc.	504	36,878
SpartanNash Co.	963	24,807
[a] Sprouts Farmers Market Inc.	1,935	57,431
Tootsie Roll Industries Inc.	315	11,412
[a] United Natural Foods Inc.	873	42,847
Universal Corp.	558	30,645
[a] USANA Health Sciences Inc.	261	26,413
Vector Group Ltd.	3,438	39,468
Village Super Market Inc., A	243	5,684
WD-40 Co.	378	92,474
Weis Markets Inc.	396	26,088
		1,165,070
Energy 0.8%
[a,b] CONSOL Energy Inc.	765	17,373
DHT Holdings Inc.	2,619	13,593
Equitrans Midstream Corp.	5,994	61,978
SFL Corp. Ltd.	1,179	9,609
[a] Southwestern Energy Co.	9,684	45,127

		147,680
Financials 9.5%
1st Source Corp.	324	16,070
A-Mark Precious Metals Inc.	153	9,348
Allegiance Bancshares Inc.	279	11,777
American National Group Inc.	126	23,794
Arrow Financial Corp.	315	11,097
Associated Banc-Corp	2,259	51,031
Banco Latinoamericano de Comercio Exterior SA	630	10,458
Blackstone Mortgage Trust Inc., A	2,205	67,517
Brookline Bancorp Inc.	1,116	18,068
Cadence Bank	2,574	76,679
Central Pacific Financial Corp.	504	14,198
Citizens & Northern Corp.	297	7,758
City Holding Co.	225	18,403
Community Trust Bancorp Inc.	306	13,345

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

CVB Financial Corp.	1,206	25,820
Diamond Hill Investment Group Inc.	63	12,236
Donegal Group Inc.	351	5,016
[a] Donnelley Financial Solutions Inc.	558	26,304
[b] Enact Holdings Inc.	180	3,721
[a] Enova International Inc.	549	22,487
Enterprise Bancorp Inc.	180	8,086
Essent Group Ltd.	2,268	103,262
[a] EZCORP Inc., A	1,044	7,694
Farmers National Banc Corp.	432	8,014
Federated Hermes Inc., B	2,133	80,158
Financial Institutions Inc.	306	9,731
First Bancorp Inc.	171	5,369
First Community Bankshares Inc.	243	8,121
First Merchants Corp.	828	34,685
First of Long Island Corp.	351	7,578
[a] Genworth Financial Inc., A	11,583	46,911
German American Bancorp Inc.	468	18,243
Guaranty Bancshares Inc.	126	4,735
Hanmi Financial Corp.	522	12,361
Heritage Financial Corp.	729	17,817
Heritage Insurance Holdings Inc.	504	2,964
Hope Bancorp Inc.	2,061	30,317
Houlihan Lokey Inc.	1,116	115,528
Invesco Mortgage Capital Inc.	4,068	11,309
Investors Title Co.	18	3,549
Kinsale Capital Group Inc.	405	96,345
Lakeland Bancorp Inc.	720	13,673
MFA Financial Inc.	7,542	34,391
National Western Life Group Inc., A	63	13,510
NBT Bancorp Inc.	882	33,975
Nelnet Inc., A	369	36,044
Northfield Bancorp Inc.	1,134	18,325
Northwest Bancshares Inc.	2,583	36,575
Peoples Bancorp Inc.	602	19,150
ProAssurance Corp.	1,017	25,730
Pzena Investment Management Inc., A	396	3,750
RLI Corp.	747	83,739
Safety Insurance Group Inc.	234	19,897
[a] Selectquote Inc.	1,998	18,102
Southern Missouri Bancorp Inc.	179	9,338
StepStone Group Inc.	666	27,686
Stewart Information Services Corp.	531	42,337
The Hingham Institution for Savings	27	11,337
Tompkins Financial Corp.	333	27,832
TPG RE Finance Trust Inc.	981	12,086
TrustCo Bank Corp.	432	14,390
UMB Financial Corp.	639	67,804
United Insurance Holdings Corp.	268	1,163
West Bancorp Inc.	360	11,185
Westamerica BanCorp	549	31,694
[a] World Acceptance Corp.	72	17,671
		1,709,288
Health Care 9.5%
[a] AMN Healthcare Services Inc.	1,152	140,924
[a] Apria Inc.	270	8,802
[a] AtriCure Inc.	963	66,957
Atrion Corp.	31	21,852
[a] Bioventus Inc., A	333	4,825
[a] Blueprint Medicines Corp.	972	104,111
[a] Brooklyn ImmunoTherapeutics Inc.	405	1,689
[a] Cardiovascular Systems Inc.	855	16,057
[a] Catalyst Pharmaceuticals Inc.	2,160	14,623

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] Community Health Systems Inc.	2,781	37,015
[a] Computer Programs and Systems Inc.	207	6,065
CONMED Corp.	603	85,481
[a] Corcept Therapeutics Inc.	2,250	44,550
[a] CorVel Corp.	180	37,440
[a] Cross Country Healthcare Inc.	819	22,736
[a] Eagle Pharmaceuticals Inc.	248	12,628
[a] Emergent BioSolutions Inc.	864	37,558
[a] Enanta Pharmaceuticals Inc.	405	30,286
[a,b] Fulgent Genetics Inc.	351	35,307
[a] Hanger Inc.	972	17,622
[a] Inari Medical Inc.	513	46,822
[a] InfuSystem Holdings Inc.	324	5,518
[a] Innoviva Inc.	1,071	18,475
[a] iRadimed Corp.	129	5,961
[a] Ironwood Pharmaceuticals Inc.	3,186	37,149
LeMaitre Vascular Inc.	387	19,439
[a,b] LHC Group Inc.	594	81,515
[a] MaxCyte Inc.	954	9,721
[a] Mednax Inc.	1,530	41,631
[a] Meridian Bioscience Inc.	990	20,196
[a] Merit Medical Systems Inc.	1,026	63,920
[a] MiMedx Group Inc.	1,089	6,578
National Healthcare Corp.	315	21,401
National Research Corp., A	306	12,705
[a] Neogen Corp.	2,223	100,946
[a] NeuroPace Inc.	72	726
[a,b] Omeros Corp.	963	6,192
[a] Organogenesis Holdings Inc.	639	5,904
[a] Orthofix International N.V.	378	11,752
Owens & Minor Inc.	1,368	59,508
[a] Paragon 28 Inc.	90	1,592
Patterson Cos. Inc.	1,890	55,472
Phibro Animal Health Corp.	531	10,843
[a] Prestige Consumer Healthcare Inc.	1,071	64,956
[a] Retractable Technologies Inc.	180	1,247
[a] Sharps Compliance Corp.	238	1,697
[a] SIGA Technologies Inc.	873	6,565
[b] Simulations Plus Inc.	297	14,048
[a] STAAR Surgical Co.	981	89,565
[a] Supernus Pharmaceuticals Inc.	1,035	30,181
[a] Surmodics Inc.	281	13,530
[a] Tactile Systems Technology Inc.	486	9,249
[a] The Joint Corp.	333	21,875
[a] Treace Medical Concepts Inc.	333	6,207
Utah Medical Products Inc.	81	8,100
[a] Viemed Healthcare Inc.	774	4,040
[a] Vocera Communications Inc.	693	44,934
[a,b] Zynex Inc.	333	3,320
		1,710,008
Industrials 20.1%
ABM Industries Inc.	1,332	54,412
Acco Brands Corp.	1,890	15,611
[a] Air Transport Services Group Inc.	1,089	31,995
Alamo Group Inc.	189	27,817
Allied Motion Technologies Inc.	270	9,852
Applied Industrial Technologies Inc.	882	90,581
[a] Atkore Inc.	459	51,036
[a] Atlas Air Worldwide Holdings Inc.	513	48,284
[a] Atlas Technical Consultants Inc.	153	1,288
[a] BlueLinx Holdings Inc.	144	13,789
Boise Cascade Co.	765	54,468
Brady Corp., A	1,233	66,459

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] Casella Waste Systems Inc., A	954	81,491
[a] Cimpress PLC	360	25,780
Comfort Systems USA Inc.	630	62,332
CompX International Inc.	40	899
Costamare Inc.	1,107	14,004
[a] Covenant Logistics Group Inc.	327	8,643
CRA International Inc.	135	12,604
CSW Industrials Inc.	279	33,720
[a] Daseke Inc.	387	3,885
Deluxe Corp.	1,071	34,390
[a] DXP Enterprises Inc.	279	7,162
[a] Energy Recovery Inc.	630	13,539
Ennis Inc.	558	10,898
Exponent Inc.	1,269	148,130
Federal Signal Corp.	927	40,176
Forward Air Corp.	603	73,017
[a] Franklin Covey Co.	270	12,517
Franklin Electric Co. Inc.	999	94,465
Global Industrial Co.	306	12,515
[a] GMS Inc.	846	50,853
GrafTech International Ltd.	2,673	31,622
Griffon Corp.	684	19,480
H&E Equipment Services Inc.	657	29,085
Healthcare Services Group Inc.	1,665	29,620
Heartland Express Inc.	1,107	18,620
Heidrick & Struggles International Inc.	558	24,401
Helios Technologies Inc.	306	32,182
[a] Heritage-Crystal Clean Inc.	423	13,544
[b] Herman Miller Inc.	1,647	64,546
Hillenbrand Inc.	1,422	73,930
HireQuest Inc.	54	1,089
HNI Corp.	1,080	45,414
Hyster-Yale Materials Handling Inc.	189	7,768
[a] IBEX Ltd.	108	1,392
ICF International Inc.	405	41,533
[a] IES Holdings Inc.	144	7,292
Insperity Inc.	783	92,480
Interface Inc.	1,125	17,944
John Bean Technologies Corp.	567	87,069
Kadant Inc.	243	56,007
[a] Karat Packaging Inc.	54	1,091
Kelly Services Inc., A	738	12,376
Kforce Inc.	558	41,973
Kimball International Inc., B	864	8,839
Korn Ferry	1,476	111,777
[a] Lawson Products Inc.	99	5,420
Luxfer Holdings PLC	531	10,254
Marten Transport Ltd.	1,197	20,541
Matson Inc.	657	59,150
Matthews International Corp., A	441	16,171
McGrath RentCorp	495	39,729
Miller Industries Inc.	216	7,214
Mueller Industries Inc.	540	32,054
Mueller Water Products Inc., A	2,286	32,918
National Presto Industries Inc.	99	8,121
NL Industries Inc.	99	733
[a] NV5 Global Inc.	198	27,348
Omega Flex Inc.	81	10,283
[a] P.A.M. Transportation Services Inc.	81	5,752
Preformed Line Products Co.	70	4,529
[a] Radiant Logistics Inc.	837	6,102
[a] RR Donnelley & Sons Co.	1,008	11,350
Rush Enterprises Inc., A	648	36,055
Rush Enterprises Inc., B	162	8,743

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] SAIA Inc.	522	175,930
Simpson Manufacturing Co. Inc.	981	136,428
Standex International Corp.	243	26,890
Steelcase Inc., A	1,908	22,362
Tennant Co.	405	32,821
Tetra Tech Inc.	936	158,933
[a] Titan Machinery Inc.	297	10,006
[a] Transcat Inc.	144	13,310
Triton International Ltd.	1,161	69,927
[a] TrueBlue Inc.	522	14,444
UFP Industries Inc.	1,215	111,792
UniFirst Corp.	288	60,595
Universal Logistics Holdings Inc.	198	3,734
[a] US Xpress Enterprises Inc., A	684	4,015
[a] Vectrus Inc.	207	9,474
[a] Veritiv Corp.	252	30,888
[a] Vicor Corp.	414	52,570
Watts Water Technologies Inc., A	657	127,570
Werner Enterprises Inc.	1,737	82,785
Zurn Water Solutions Corp.	1,188	43,243
		3,607,870
Information Technology 15.7%
A10 Networks Inc.	1,575	26,114
ADTRAN Inc.	702	16,027
[a] Alarm. com Holdings Inc.	1,170	99,228
[a] Altair Engineering Inc.	954	73,763
American Software Inc., A	648	16,958
[a] Appfolio Inc.	351	42,492
[a] Aviat Networks Inc.	180	5,774
[a] Avid Technology Inc.	810	26,382
Badger Meter Inc.	666	70,969
[a] BigCommerce Holdings Inc., Series 1	720	25,466
[a] Blackbaud Inc.	765	60,420
[a] Brightcove Inc.	684	6,990
[a] Calix Inc.	1,125	89,966
[a] Cambium Networks Corp.	198	5,075
[a] CEVA Inc.	450	19,458
[a] ChannelAdvisor Corp.	657	16,215
[a] Clearfield Inc.	216	18,235
[a] CommVault Systems Inc.	981	67,611
[a,b] Consensus Cloud Solutions Inc.	378	21,875
[a] Couchbase Inc.	108	2,696
CSG Systems International Inc.	765	44,079
[a] Daktronics Inc.	693	3,500
[a] eGain Corp.	369	3,683
[a] Envestnet Inc.	864	68,550
[a] ePlus Inc.	531	28,610
EVERTEC Inc.	1,161	58,027
[a] ExlService Holdings Inc.	315	45,603
[a] Extreme Networks Inc.	1,260	19,782
[a] FARO Technologies Inc.	270	18,905
Hackett Group Inc.	540	11,086
[a] Insight Enterprises Inc.	702	74,833
[a] International Money Express Inc.	540	8,618
[a] J2 Global Inc.	972	107,756
Kulicke & Soffa Industries Inc.	1,125	68,108
[a] Lattice Semiconductor Corp.	2,286	176,159
ManTech International Corp., A	594	43,320
MAXIMUS Inc.	1,215	96,799
Methode Electronics Inc.	783	38,500
[a,b] MicroStrategy Inc.	176	95,830
[a] Mimecast Ltd.	1,305	103,839
[a] Napco Security Technologies Inc.	307	15,344

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] NETGEAR Inc.	414	12,093
[a] NetScout Systems Inc.	1,080	35,726
[a] Novanta Inc.	828	146,001
NVE Corp.	129	8,811
[a] ON24 Inc.	315	5,465
[a] OneSpan Inc.	522	8,837
[a] OSI Systems Inc.	333	31,036
[a] PagerDuty Inc.	1,179	40,970
PC Connection Inc.	216	9,316
Power Integrations Inc.	1,280	118,899
Progress Software Corp.	1,008	48,656
[a] Qualys Inc.	855	117,323
[a] Quantum Corp.	819	4,521
[a] Rapid7 Inc.	576	67,789
[a] Rimini Street Inc.	1,026	6,125
[a] Smith Micro Software Inc.	810	3,985
[a] SPS Commerce Inc.	873	124,272
TTEC Holdings Inc.	270	24,449
Vishay Intertechnology Inc.	2,529	55,309
[a] Workiva Inc.	720	93,953
		2,806,181
Materials 3.0%
Balchem Corp.	531	89,527
Commercial Metals Co.	1,728	62,709
Compass Minerals International Inc.	558	28,503
Greif Inc., A	612	36,946
Greif Inc., B	135	8,070
Kronos Worldwide Inc.	360	5,404
Myers Industries Inc.	783	15,668
Olympic Steel Inc.	144	3,384
Quaker Chemical Corp.	252	58,157
Ryerson Holding Corp.	171	4,455
Schnitzer Steel Industries Inc., A	396	20,560
Schweitzer-Mauduit International Inc.	675	20,182
Sensient Technologies Corp.	918	91,855
Stepan Co.	405	50,337
SunCoke Energy Inc.	1,206	7,948
Tredegar Corp.	405	4,787
Worthington Industries Inc.	558	30,500
		538,992
Professional Services 0.1%
Resources Connection Inc.	873	15,574
Real Estate 6.4%
American Assets Trust Inc.	936	35,128
American Finance Trust Inc.	1,890	17,256
Brandywine Realty Trust	2,592	34,785
Broadstone Net Lease Inc.	2,682	66,567
CareTrust REIT Inc.	1,458	33,286
Community Healthcare Trust Inc.	360	17,017
Corporate Office Properties Trust	1,755	49,087
Douglas Elliman Inc.	1,719	19,768
Franklin Street Properties Corp.	2,515	14,964
[b] GEO Group Inc.	1,917	14,857
Gladstone Commercial Corp.	549	14,148
Healthcare Realty Trust Inc.	2,781	87,991
Lexington Realty Trust	6,444	100,655
[a] Marcus & Millichap Inc.	468	24,083
Monmouth Real Estate Investment Corp., A	1,917	40,276
National Storage Affiliates Trust	1,269	87,815
Phillips Edison & Co. Inc.	189	6,245
Physicians Realty Trust	3,627	68,296
Piedmont Office Realty Trust Inc., A	2,637	48,468

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

PotlatchDeltic Corp.	990	59,618
Preferred Apartment Communities Inc., A	1,089	19,667
PS Business Parks Inc.	441	81,219
RE/MAX Holdings Inc., A	450	13,721
Retail Value Inc.	180	1,156
[b] Tanger Factory Outlet Centers Inc.	2,025	39,042
Terreno Realty Corp.	1,125	95,951
The RMR Group Inc., A	297	10,300
Washington Real Estate Investment Trust	1,323	34,200
Whitestone REIT	909	9,208
		1,144,774
Utilities 5.0%
American States Water Co.	891	92,165
Artesian Resources Corp., A	162	7,505
Avista Corp.	1,665	70,746
[b] Black Hills Corp.	1,350	95,269
California Water Service Group	1,224	87,957
Clearway Energy Inc., A	702	23,503
Clearway Energy Inc., C	1,629	58,693
Global Water Resources Inc.	278	4,754
MGE Energy Inc.	819	67,363
Northwest Natural Holding Co.	450	21,951
NorthWestern Corp.	1,044	59,675
Otter Tail Corp.	630	44,994
PNM Resources Inc.	1,917	87,434
SJW Group	558	40,845
Southwest Gas Holdings Inc.	1,341	93,937
Unitil Corp.	324	14,901
Via Renewables Inc.	327	3,738
York Water Co.	270	13,441
		888,871
Total Investments before Short Term Investments (Cost $15,029,424)		17,929,870
Short Term Investments 2.3%
Investments from Cash Collateral Received for Loaned Securities 2.3%
Money Market Funds 2.3%
[c,d] Institutional Fiduciary Trust Portfolio, 0.01%	423,174	423,174
Total Short Term Investments (Cost $423,174)		423,174
Total Investments (Cost $15,452,598) 102.3%		18,353,044

Other Assets, less Liabilities (2.3)%		(417,506)
Net Assets 100.0%		$17,935,538

aNon-income producing.
bA portion or all of the security is on loan at December 31, 2021.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 5 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust
RMR - Residential Mortgage Revenue

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin Disruptive Commerce ETF	Country	Shares	Value
Common Stocks 99.8%
Commercial Services & Supplies 1.5%
[a] Copart Inc.	United States	2,909	$441,063
Consumer Finance 1.6%
Kaspi.KZ JSC, GDR	Kazakhstan	2,136	247,776
[a] LendingClub Corp.	United States	5,930	143,388
[a] Upstart Holdings Inc.	United States	394	59,612
			450,776
Entertainment 12.2%
[a] Netflix Inc.	United States	956	575,932
[a] ROBLOX Corp., A	United States	11,723	1,209,345
[a] Sea Ltd., ADR	Taiwan	6,390	1,429,507
[a] Spotify Technology SA	United States	1,367	319,919
			3,534,703
Equity Real Estate Investment Trusts (REITs) 2.1%
Prologis Inc.	United States	3,561	599,530
Hotels, Restaurants & Leisure 4.8%
[a] Airbnb Inc.	United States	4,515	751,702
[a] Booking Holdings Inc.	United States	203	487,044
Domino's Pizza Inc.	United States	276	155,755
			1,394,501
Household Durables 1.7%
Sony Group Corp., Sponsored ADR	Japan	1,168	147,635
[a] The Lovesac Co.	United States	5,347	354,292
			501,927
Interactive Media & Services 7.9%
[a] Adevinta ASA, B	France	5,689	75,674
[a] Bumble Inc., A	United States	3,454	116,952
[a] IAC/InterActiveCorp	United States	2,608	340,892
[a] Match Group Inc.	United States	3,303	436,822
[a] Meta Platforms Inc., A	United States	1,022	343,750
[a,b] Trustpilot Group PLC, 144A	United Kingdom	16,489	73,120
[a] ZoomInfo Technologies Inc., A	United States	13,804	886,217
			2,273,427
Internet & Direct Marketing Retail 23.4%
[a] Amazon.com Inc.	United States	777	2,590,782
[a] Chewy Inc., A	United States	2,445	144,182
[a,b] Delivery Hero SE, 144A	Germany	673	75,003
[a] DoorDash Inc., A	United States	2,779	413,793
eBay Inc.	United States	4,863	323,390
[a] Etsy Inc.	United States	4,002	876,198
[a] Fiverr International Ltd.	United States	1,196	135,985
[a] Global-e Online Ltd.	Israel	2,618	165,955
[a] Liquidity Services Inc.	United States	13,295	293,554
[a] MercadoLibre Inc.	Argentina	598	806,343
[a] Overstock.com Inc.	United States	1,643	96,953
[a] Revolve Group Inc.	United States	6,511	364,876
Shutterstock Inc.	United States	2,242	248,593
[a,b] Zalando SE, 144A	Germany	927	74,995
Zozo Inc.	Japan	4,636	144,529
			6,755,131
IT Services 23.1%
[a] Adyen NV, ADR	Netherlands	47,928	1,261,465
[a] Affirm Holdings Inc.	United States	3,053	307,010
[a] BigCommerce Holdings Inc., Series 1	United States	1,863	65,894
[a] Dlocal Ltd.	Uruguay	4,784	170,741

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Mastercard Inc., A	United States	1,567	563,054
[a] Paymentus Holdings Inc., A	United States	2,599	90,913
[a] PayPal Holdings Inc.	United States	1,130	213,095
[a] Shift4 Payments Inc., A	United States	1,387	80,349
[a] Shopify Inc., A	Canada	1,757	2,420,074
[a] Square Inc., A	United States	3,304	533,629
[a] Toast Inc., A	United States	7,870	273,168
[a] Twilio Inc., A	United States	1,106	291,254
Visa Inc., A	United States	1,766	382,710
			6,653,356
Professional Services 1.5%
TransUnion	United States	1,494	177,158
[a] Upwork Inc.	United States	7,268	248,275
			425,433
Road & Rail 0.5%
[a] XPO Logistics Inc.	United States	1,956	151,453
Software 13.1%
[a] AppLovin Corp., A	United States	1,634	154,021
[a] Avalara Inc.	United States	5,907	762,653
[a] AvidXchange Holdings Inc.	United States	8,772	132,106
[a] Bill.com Holdings Inc.	United States	2,546	634,336
[a] Coupa Software Inc.	United States	793	125,334
[a] Crowdstrike Holdings Inc., A	United States	985	201,679
[a] Descartes Systems Group Inc.	Canada	3,746	309,719
[a] Digital Turbine Inc.	United States	1,346	82,093
[a] DocuSign Inc.	United States	958	145,913
[a] Lightspeed Commerce Inc.	Canada	3,047	123,216
[a] Manhattan Associates Inc.	United States	2,203	342,544
[a] Olo Inc., A	United States	6,010	125,068
[a] Sprout Social Inc., A	United States	2,950	267,536
[a] Unity Software Inc.	United States	2,658	380,067
			3,786,285
Specialty Retail 2.3%
[a] Carvana Co.	United States	2,556	592,455
[a] Warby Parker Inc., A	United States	1,678	78,128
			670,583
Textiles, Apparel & Luxury Goods 2.1%
NIKE Inc., B	United States	1,766	294,339
[a] On Holding AG, A	Switzerland	7,893	298,435
			592,774
Trading Companies & Distributors 2.0%
Fastenal Co.	United States	4,548	291,345
W.W. Grainger Inc.	United States	563	291,769
			583,114
Total Investments (Cost $26,998,972) 99.8%			28,814,056
Other Assets, less Liabilities 0.2%			61,060
Net Assets 100.0%			$28,875,116

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$223,118, representing 0.8% of net assets.

Abbreviations Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin Genomic Advancements ETF	Country	Shares	Value
Common Stocks 96.9%
Biotechnology 25.8%
[a] Avid Bioservices Inc.	United States	19,256	$561,890
[a] Beam Therapeutics Inc.	United States	4,006	319,238
[a] BioNTech SE, ADR	Germany	4,271	1,101,064
[a] CRISPR Therapeutics AG	Switzerland	1,763	133,600
[a] Dynavax Technologies Corp.	United States	9,155	128,811
[a] Editas Medicine Inc.	United States	4,419	117,324
[a] Intellia Therapeutics Inc.	United States	12,768	1,509,688
[a] Krystal Biotech Inc.	United States	1,827	127,799
[a] Ligand Pharmaceuticals Inc.	United States	1,071	165,427
[a] Moderna Inc.	United States	3,407	865,310
[a] Natera Inc.	United States	11,885	1,109,940
[a] Regeneron Pharmaceuticals Inc.	United States	388	245,030
[a] Sana Biotechnology Inc.	United States	6,804	105,326
[a] Taysha Gene Therapies Inc.	United States	7,217	84,078
[a] Twist Bioscience Corp.	United States	1,389	107,495
[a] Veracyte Inc.	United States	3,113	128,255
[a] Vericel Corp.	United States	1,679	65,985
			6,876,260
Equity Real Estate Investment Trusts (REITs) 1.6%
Alexandria Real Estate Equities Inc.	United States	1,860	414,706
Health Care Equipment & Supplies 1.9%
[a] CryoPort Inc.	United States	8,478	501,643
Health Care Providers & Services 0.8%
[a] Fulgent Genetics Inc.	United States	1,574	158,329
[a] Guardant Health Inc.	United States	668	66,813
			225,142
Health Care Technology 1.7%
[a] Certara Inc.	United States	6,784	192,801
[a] Veeva Systems Inc.	United States	986	251,904

			444,705
Life Sciences Tools & Services 57.2%
[a] 10X Genomics Inc., A	United States	970	144,491
Agilent Technologies Inc.	United States	5,409	863,547
[a] Avantor Inc.	United States	20,445	861,552
[a] Bio-Rad Laboratories Inc., A	United States	1,144	864,372
Bio-Techne Corp.	United States	571	295,401
Bruker Corp.	United States	11,329	950,616
[a] Charles River Laboratories International Inc.	United States	2,064	777,674
[a] Codex DNA Inc.	United States	9,351	100,991
Danaher Corp.	United States	2,862	941,627
[a] Evotec SE	Germany	11,738	567,309
[a] ICON PLC	Ireland	2,104	651,609
[a] Illumina Inc.	United States	1,026	390,332
[a] IQVIA Holdings Inc.	United States	2,226	628,044
Lonza Group AG	Switzerland	917	766,490
[a] Maravai LifeSciences Holdings Inc., A	United States	3,220	134,918
[a] Medpace Holdings Inc.	United States	3,798	826,597
[a] NanoString Technologies Inc.	United States	1,687	71,242
[a] NeoGenomics Inc.	United States	3,852	131,430
[a] Olink Holding AB, ADR	Sweden	2,759	50,214
[a] Oxford Nanopore Technologies PLC	United Kingdom	16,067	151,898
[a] Pacific Biosciences of California Inc.	United States	6,185	126,545
PerkinElmer Inc.	United States	1,623	326,320
[a] QIAGEN NV	Netherlands	5,418	301,132
[a] Repligen Corp.	United States	6,445	1,706,894
[a,b] Samsung Biologics Co. Ltd., 144A	South Korea	960	729,237
[a] Seer Inc.	United States	2,093	47,741

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

Thermo Fisher Scientific Inc.	United States	2,028	1,353,163
[a,b] WuXi Biologics (Cayman) Inc., 144A	China	40,460	480,301
			15,241,687
Pharmaceuticals 5.4%
AstraZeneca PLC, ADR	United Kingdom	5,439	316,822
[a] Catalent Inc.	United States	6,363	814,655
GlaxoSmithKline PLC, ADR	United Kingdom	7,225	318,622
			1,450,099
Semiconductors & Semiconductor Equipment 2.5%
Brooks Automation Inc.	United States	2,715	279,944
NVIDIA Corp.	United States	1,350	397,048
			676,992
Preferred Stocks 3.0%
Health Care Equipment & Supplies 3.0%
[c] Sartorius AG, 0.119%, pfd.	Germany	1,194	808,172
Total Investments (Cost $26,384,744) 99.9%			26,639,406
Other Assets, less Liabilities 0.1%			16,527
Net Assets 100.0%			$26,655,933

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$1,209,538, representing 4.5% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR - American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin Intelligent Machines ETF	Country	Shares	Value
Common Stocks 98.8%
Aerospace & Defense 2.9%
[a] Aerovironment Inc.	United States	350	$21,710
[a] Axon Enterprise Inc.	United States	2,181	342,417
[a] Kratos Defense & Security Solutions Inc.	United States	1,347	26,132
			390,259
Auto Components 0.9%
[a] Aptiv PLC	United States	760	125,362
Automobiles 9.9%
[a] Lucid Group Inc.	United States	5,003	190,364
[a] NIO Inc. , ADR	China	1,192	37,762
[a] Rivian Automotive Inc., A	United States	1,140	118,207
[a] Tesla Inc.	United States	947	1,000,771
			1,347,104
Chemicals 1.4%
[a,b] SK IE Technology Co. Ltd., 144A	South Korea	1,346	190,223
Construction & Engineering 0.2%
Valmont Industries Inc.	United States	125	31,313
Electrical Equipment 1.9%
Eaton Corp. PLC	United States	401	69,301
Rockwell Automation Inc.	United States	402	140,238
[a] Sunrun Inc.	United States	1,465	50,249
			259,788
Electronic Equipment, Instruments & Components 10.6%
Amphenol Corp., A	United States	3,312	289,668
Cognex Corp.	United States	742	57,698
Keyence Corp.	Japan	355	222,825
[a] Keysight Technologies Inc.	United States	738	152,404
[a] Samsung SDI Co. Ltd.	South Korea	419	230,869
TE Connectivity Ltd.	United States	418	67,440
[a] Zebra Technologies Corp., A	United States	707	420,806
			1,441,710
Health Care Equipment & Supplies 13.8%
[a] Align Technology Inc.	United States	185	121,578
[a] Dexcom Inc.	United States	667	358,146
[a] IDEXX Laboratories Inc.	United States	390	256,799
[a] Inmode Ltd.	United States	1,706	120,410
[a] Insulet Corp.	United States	418	111,217
[a] Intuitive Surgical Inc.	United States	2,184	784,711
ResMed Inc.	United States	232	60,431
Stryker Corp.	United States	228	60,972
			1,874,264
Health Care Technology 0.9%
[a] Inspire Medical Systems Inc.	United States	510	117,331
Household Durables 0.4%
Panasonic Corp.	Japan	5,246	57,628
Industrial Conglomerates 1.4%
Honeywell International Inc.	United States	276	57,549
Roper Technologies Inc.	United States	134	65,909
Siemens AG	Germany	376	65,284
			188,742
IT Services 2.1%
[a] Endava PLC, ADR	United Kingdom	416	69,855
[a] EPAM Systems Inc.	United States	207	138,369

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] Globant SA	United States	218	68,471
			276,695
Machinery 0.5%
Fortive Corp.	United States	847	64,618
Road & Rail 0.5%
[a] TuSimple Holdings Inc., A	United States	1,755	62,917
Semiconductors & Semiconductor Equipment 29.7%
[a] Advanced Micro Devices Inc.	United States	1,064	153,110
Analog Devices Inc.	United States	724	127,258
Applied Materials Inc.	United States	1,876	295,207
ASM International N.V.	Netherlands	317	140,123
ASML Holding N.V.	Netherlands	657	523,064
Brooks Automation Inc.	United States	1,181	121,773
[a] Enphase Energy Inc.	United States	815	149,096
Entegris Inc.	United States	1,972	273,280
Infineon Technologies AG	Germany	2,910	134,885
KLA Corp.	United States	362	155,700
Lam Research Corp.	United States	216	155,336
NVIDIA Corp.	United States	2,938	864,095
[a] SiTime Corp.	United States	580	169,673
[a] SolarEdge Technologies Inc.	United States	232	65,092
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	Taiwan	3,299	396,903
Teradyne Inc.	United States	1,102	180,210
Texas Instruments Inc.	United States	619	116,663
			4,021,468
Software 16.1%
[a] Altair Engineering Inc.	United States	1,688	130,516
[a] ANSYS Inc.	United States	352	141,194
[a] Asana Inc., A	United States	1,164	86,776
[a] Atlassian Corp. PLC	United States	462	176,156
[a] Autodesk Inc.	United States	436	122,599
Bentley Systems Inc., B	United States	1,023	49,442
[a] Cadence Design Systems Inc.	United States	1,600	298,160
Dassault Systemes SE	France	4,671	277,863
[a] PTC Inc.	United States	506	61,302
[a] Synopsys Inc.	United States	1,229	452,887
[a] The Descartes Systems Group Inc.	Canada	4,604	381,325
			2,178,220
Technology Hardware, Storage & Peripherals 5.6%
Apple Inc.	United States	4,258	756,093
Total Investments (Cost $9,754,115) 98.8%			13,383,735

Other Assets, less Liabilities 1.2%			166,948
Net Assets 100.0%			$13,550,683

aNon-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was
$190,223, representing 1.4% of net assets.

Abbreviations

Selected Portfolio

ADR - American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin Exponential Data ETF	Country	Shares	Value
Common Stocks 97.3%
Capital Markets 5.9%
FactSet Research Systems Inc.	United States	111	$53,947
Moody's Corp.	United States	132	51,556
MSCI Inc.	United States	133	81,488
S&P Global Inc.	United States	117	55,216
			242,207
Communications Equipment 1.8%
[a] Arista Networks Inc.	United States	516	74,175
Consumer Finance 0.2%
[a] Upstart Holdings Inc.	United States	66	9,986
Electronic Equipment, Instruments & Components 2.5%
[a] Keysight Technologies Inc.	United States	508	104,907
Entertainment 1.2%
[a] Roku Inc.	United States	213	48,607
Equity Real Estate Investment Trusts (REITs) 7.1%
Crown Castle International Corp.	United States	490	102,283
Equinix Inc.	United States	112	94,734
SBA Communications Corp.	United States	247	96,088
			293,105
Health Care Equipment & Supplies 1.0%
[a] Dexcom Inc.	United States	79	42,419
Health Care Technology 1.8%
[a] Certara Inc.	United States	1,683	47,831
[a] Schrodinger Inc.	United States	761	26,506
			74,337
Interactive Media & Services 14.1%
[a] Alphabet Inc., A	United States	84	243,351
[a] Meta Platforms Inc., A	United States	139	46,753
[a] Pinterest Inc., A	United States	737	26,790
[a] Snap Inc., A	United States	668	31,416
Tencent Holdings Ltd.	China	701	41,073
[a,b] Trustpilot Group PLC, 144A	United Kingdom	4,358	19,325
[a] Twitter Inc.	United States	777	33,582
[a] ZoomInfo Technologies Inc., A	United States	2,195	140,919

			583,209
IT Services 16.0%
[a] Affirm Holdings Inc.	United States	141	14,179
[a] Cloudflare Inc., A	United States	982	129,133
[a] Gartner Inc.	United States	277	92,607
[a] MongoDB Inc.	United States	176	93,166
[a] Okta Inc.	United States	162	36,315
[a] Perficient Inc.	United States	375	48,484
[a] Snowflake Inc., A	United States	339	114,836
[a] TaskUS Inc., A	Philippines	279	15,055
[a] Thoughtworks Holding Inc.	United States	699	18,740
[a] Twilio Inc., A	United States	372	97,962
			660,477
Professional Services 1.1%
TransUnion	United States	378	44,823
Software 43.1%
[a] Amplitude Inc., A	United States	544	28,799
[a] AppLovin Corp., A	United States	227	21,397
[a] Asana Inc., A	United States	375	27,956
[a] Confluent Inc., A	United States	345	26,303
[a] Crowdstrike Holdings Inc., A	United States	561	114,865

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2021 (unaudited) (continued)

[a] CS Disco Inc.	United States	862	30,817
[a] Datadog Inc., A	United States	1,303	232,077
[a] Digital Turbine Inc.	United States	651	39,705
[a] Dynatrace Inc.	United States	617	37,236
[a] Elastic NV	United States	138	16,986
[a] Fair Isaac Corp.	United States	94	40,765
[a] Fortinet Inc.	United States	607	218,156
[a] Gitlab Inc., A	United States	398	34,626
[a] HubSpot Inc.	United States	124	81,735
Microsoft Corp.	United States	444	149,326
[a] Monday.com Ltd.	United States	174	53,717
[a] Palantir Technologies Inc., A	United States	1,708	31,103
[a] Palo Alto Networks Inc.	United States	270	150,325
[a] SentinelOne Inc., A	United States	696	35,141
[a] ServiceNow Inc.	United States	65	42,192
[a] Sprinklr Inc., A	United States	1,219	19,346
[a] Sprout Social Inc., A	United States	366	33,193
[a] The Trade Desk Inc., A	United States	541	49,577
[a] Trend Micro Inc.	Japan	705	39,121
[a] Varonis Systems Inc.	United States	648	31,609
[a] Zscaler Inc.	United States	601	193,119
			1,779,192
Wireless Telecommunication Services 1.5%
[a] T-Mobile US Inc.	United States	529	61,353
Total Investments before Short Term Investments (Cost $3,515,954) 97.3%			4,018,797
Short Term Investments (Cost $135,784) 3.3%
Money Market Funds 3.3%
[c,d] Institutional Fiduciary Trust Portfolio, 0.01%	United States	135,784	135,784
Total Investments (Cost $3,651,738) 100.6%			4,154,581
Other Assets, less Liabilities (0.6)%			(25,555)
Net Assets 100.0%			$4,129,026

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the value of this security was $19,325, representing 0.5% of net assets.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 5 regarding investments in affiliated management investment companies.

Franklin Templeton ETF Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act o f 1 9 40 (1 940 Act ) a s an o pen -end management investment company, consisting of forty-five separate funds (Funds) and applies th e sp ecialized a ccoun tin g a nd reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Liberty Syst emat ic St y le Premia ETF's Statement of Investments have been consolidated a nd include the accounts of the Fund, Franklin Liberty Systemat ic St y le Premia ETF, and the FLSP Holdings Corporation (Cayman Blocker). All intercompany transactions and Franklin Liberty Systematic Style Premia ETF's investments in their FLSP Holdings Corpo ration (Cayman Blocker) are limited to 25% of consolidated assets. Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment resu lt s t hat closely correspond, before fees and expenses, to the performance of each Fund's co rresponding underlying index, with the exception of Franklin Liberty High Yield Corporate ETF, Franklin Liberty Federal Intermediate Tax-Free B o nd Op port un it ies ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corpo rate ETF, Fra nklin Lib ert y Federal Tax-Free Bond ETF, Franklin Liberty Senior Loan ETF, Franklin Liberty Systematic Style Premia ETF, Franklin Lib ert y U.S. Core Bond, Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty U.S. Treasury Bond ETF, Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF and Franklin Liberty Ultra Short Bond ETF, which are actively managed, thus they are not designed to track an index.

On November 19, 2021, the Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF's Board of Trustees, approved a proposal to change the name of the Fund to Franklin Dynamic Municipal Bond ETF, effective January 31, 2022.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement d ate . Th e Fu nds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is o p en for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC ). The Funds may utilize independent pricing services, quotations from securities and financial instrument d ealers, a nd o t her mark et sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ Na t io nal Market System are valued at the last quoted sale price or the official closing price of the day, respe ctively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily t rad ed o r a s o f 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign ex chan ge ra te in ef f ect a t 4 p .m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple m arkets o r o n m ul t ip le ex changes a re valu ed according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services u se m ult iple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where su fficient market activity may not exist or is limited, the pricing services also utilize proprietary valuat ion m odels wh ich may co ns id er market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipat ed market in t erest ra t e volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique securit y f ea tu res in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin Lib ert y H igh Yield C o rp orat e ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF , Franklin Liberty Sen io r

Loan ETF and Franklin Liberty U.S. Treasury Bond ETF which uses the foreign exchange rate in effect at 4 p .m. Ea stern t im e.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use v ario us techniques including industry standard option pricing models and proprietary discounted cash flow models to determine t h e f air value of those instruments. The Funds’ net benefit or obligation under the derivative contract, a s measured by the fair value of t h e contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or re a dily available. Under these procedures, the Funds primarily employ a market-based approach which may use rela ted o r co mparable assets or liabilities, recent transactions, market multiples, book values, and other relev ant in f o rmat ion f or t h e in v estment t o determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated f u tu re cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or durat io n o f any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such invest ment s, t h e f air values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p .m. East ern t im e. I n addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur bet w een the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the relia bilit y o f the value of a portfolio security held by the Fund. As a result, differences may arise between the value o f t he Fu nd s’ p ort fo lio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern tim e. Th e VC m on it ors price movements for significant events following the close of trading in foreign stock markets through a series of country specif ic market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange t rad ed f unds). Th ese p rice movements are measured against established trigger thresholds for each specific market proxy to assist in determining if a n ev ent has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. I f su ch an ev ent occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing se rvices.

When the last day of the reporting period is a non -business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the la st b u sin ess day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in ord er to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar resp on se t o chan ges in market factors, and require or permit net settlement. Derivatives contain various risks including t h e p o tential in a b ilit y o f t h e counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, a nd /or t h e potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterpa rties.

Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC d eriv ativ es, wh enever p o ssib le, b y entering into International Swaps and Derivatives Association (ISDA) master agreements wit h certain co unt erpart ies. Th ese agreements contain various provisions, including but not limited to collateral requirements, events of default, or early terminatio n. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the declin e in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives t h e n on -defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one n et amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterpart y ex ceeds t h e m in imum t ransfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counter party and the type of agreement. Generally, colla teral is determined at the close of Fund business each day and any additional collateral required due t o changes in derivative values may be delivered by the Fund or the counterparty the next business day, o r wit h in a f ew b u sin ess days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund ’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to t h e Fu nds ’ in v estment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk .

A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a futu re date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure t o certain f oreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency a t a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk . A cred it default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These a greements m ay b e p riv ately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility pla t f orm, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may b e a sin gle issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is en t it led t o receive t h e n otio nal amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement a mount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, o r o t her a greed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer p ays t h e seller a periodic stream of payments, provided that no event of default has occurred. Such periodic p ay ment s are a ccrued d aily a s an unrealized appreciation or depreciation until the payments are made, at which time they a re realized. Up f ro nt p ayments a nd receipts represent compensating factors between stated terms of the credit default swap agreement and p revailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amort ized o ver t h e t erm o f t h e contract as a realized gain or loss.

The following funds invested in derivatives during the period.

Franklin FTSE Asia ex Japan ETF– Futures
Franklin FTSE Brazil ETF – Futures
Franklin FTSE China ETF – Futures
Franklin FTSE Europe ETF – Futures
Franklin FTSE Europe Hedged ETF – Forwards, Futures
Franklin FTSE Hong Kong ETF – Futures
Franklin FTSE India ETF – Futures
Franklin FTSE Japan ETF – Futures
Franklin FTSE Japan Hedged ETF – Forwards, Futures
Franklin FTSE Latin America ETF – Futures
Franklin FTSE Russia ETF – Futures
Franklin FTSE South Korea ETF – Futures
Franklin FTSE Switzerland ETF – Futures
Franklin FTSE United Kingdom ETF – Futures
Franklin Liberty International Aggregate Bond ETF – Forwards
Franklin Liberty Investment Grade Corporate ETF – Futures
Franklin Liberty Systematic Style Premia ETF – Forwards, Futures, Swaps
Franklin Liberty U.S. Core Bond ETF – Futures, Swaps
Franklin LibertyQ Emerging Markets ETF – Futures

Franklin LibertyQ Global Dividend ETF – Futures
Franklin LibertyQ Global Equity ETF – Futures
Franklin LibertyQ International Equity Hedged ETF – Forwards, Futures
Franklin LibertyQ U.S. Equity ETF – Futures

4. CONCENTRATION OF RISK

Investing in foreign securities ma y include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social co n dit io ns, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as
U.S. securities.

The United States and other nations have imposed and could impose additional sa nctions o n certain issu ers in R u ssia d u e t o regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Ru ssian issu ers’ cred i t ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions co uld also a dversely a ffect
Russia’s economy. Certain or all Funds may be prohibited from investing in securities issu ed b y compan ies su bject t o su ch sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an im mediat e f reeze o f t hat issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is a lso t h e risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fu nd ’s assets. Th ese risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers recently im pa cted b y t he sanctions, existing investments do not presently violate the applicable terms and co ndit io ns o f t h e sa nct io ns. Th e sanctio ns currently do not affect the Funds' ability to sell these securities. At December 31, 2021, Franklin FTSE Russia ETF and Fra nk lin
LibertyQ Emerging Markets ETF had 95.5% and 9.6% of its net assets invested in Russia. The remaining Funds in t h e Tru st d id not have significant investment in Russia.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended December 31, 2021, investments in affilia ted management investment companies were as follows:

					Net Change in		Number of
	Value at				Unrealized	Value at	Shares
	Beginning			Realized	Appreciation	End of	Held at End of	Investment
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	Period	Income
Franklin FTSE Asia ex Japan ETF
Income from
securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$58,810	$1,724,902	$(1,688,551)	$ -	$ -	$95,161	95,161	$-

Franklin FTSE China ETF
Income from
securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$517,219	$17,321,114	$(16,761,120)	$ -	$ -	$1,077,214	1,077,214	$62

Franklin FTSE Europe ETF
Income from
securities
Non-Controlled Affiliates								loaned

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$64,200	$383,914	$(448,114)	$ -	$ -	$-	-	$-

Franklin FTSE Europe Hedged ETF

								Dividend
Non-Controlled Affiliates								Income
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$157,303	$999,224	$(1,140,125)	$ -	$ -	$16,403	16,403	$-

Franklin FTSE Japan ETF

								Dividend
Non-Controlled Affiliates								Income
Institutional Fiduciary Trust Money Market Portfolio 0 .01%	$292,353	$20,590,160	$(20,641,810)	$ -	$ -	$240,702	240,702	$-
								Income from
								securities
								loaned
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$-	$-	$-	$ -	$ -	$-	-	$-
Total Affiliated Securities	$292,353	$20,590,160	$(20,641,810)	$-	$-	$240,702	240,702	$-

Franklin FTSE Japan Hedged ETF

								Dividend
Non-Controlled Affiliates								Income
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$13,379	$775,835	$(702,130)	$ -	$ -	$87,084	87,084	$-

Franklin FTSE South Korea ETF
								Income from
								securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$-	$1,276,974	$(1,276,974)	$ -	$ -	$-	-	$-

Franklin FTSE United Kingdom ETF
								Income from
								securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$230,050	$3,646,328	$(3,285,678)	$ -	$ -	$590,700	590,700	$19

Franklin Liberty U.S. Core Bond ETF

								Dividend
Non-Controlled Affiliates								Income
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$21,162,095	$432,900,239	$(428,876,557)	$ -	$ -	$25,185,776	25,185,776	$-

Franklin Liberty U.S. Treasury Bond ETF

								Dividend
Non-Controlled Affiliates								Income
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$19,594,757	$24,672,165	$(36,381,637)	$ -	$ -	$7,885,284	7,885,284	$-

Franklin Liberty Ultra Short Bond ETF

								Dividend
Non-Controlled Affiliates								Income
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$22,444	$1,081,403	$(1,079,555)	$ -	$ -	$24,292	24,292	$-

Franklin LibertyQ Emerging Markets ETF
								Income from
								securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$33,900	$286,445	$(320,345)	$ -	$ -	$-	-	$-

Franklin LibertyQ Global Equity ETF
								Income from
								securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$-	$1,245,354	$(1,201,404)	$ -	$ -	$43,950	43,950	$-

Franklin LibertyQ Global Dividend ETF
								Income from
								securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$-	$219,375	$(219,375)	$ -	$ -	$-	-	$-

Franklin LibertyQ U.S. Equity ETF
								Income from
								securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$735,495	$11,338,010	$(10,458,361)	$ -	$ -	$1,615,144	1,615,144	$-

Franklin LibertyQ U.S. Mid Cap Equity ETF
								Income from
								securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$6,075	$4,889,448	$(4,572,823)	$ -	$ -	$322,700	322,700	$8

Franklin LibertyQ U.S. Small Cap Equity ETF
								Income from
								securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money Market Portfolio 0 .01%	$206,839	$8,580,494	$(8,364,159)	$ -	$ -	$423,174	423,174	$-

Franklin Exponential Data ET

								Dividend
Non-Controlled Affiliates								Income
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$59,857	$450,273	$(374,346)	$ -	$ -	$135,784	135,784	$-

6. NOVEL CORONAVIRUS PANDEMIC

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumption s in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used a s of December 31, 2021, in valuing the Fu nds’ assets and liabilities carried at fair value, is as follows:

Franklin FTSE Asia ex Japan ETF	Level 1		Level 2	Level 3	Total
Assets:
Investments in Securities: [a]
Equity Investments [b]	$31,455,650	[c]	$—	$—	$31,455,650
Short-Term Investments	95,161		—	—	95,161
Total Investments in Securities	$31,550,811		$—	$—	$31,550,811
Liabilities:
Other Financial Instruments:
Futures Contracts	$658		$—	$—	$658

Franklin FTSE Australia ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$25,060,050		$—	$—	$25,060,050

Franklin FTSE Brazil ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$227,917,598		$—	$—	$227,917,598
Liabilities:
Other Financial Instruments:
Futures Contracts	$74,534		$—	$—	$74,534

Franklin FTSE Canada ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$32,572,949		$—	$—	$32,572,949

Franklin FTSE China ETF	Level 1		Level 2	Level 3	Total
Assets:
Investments in Securities: [a]
Equity Investments [b]	$119,249,068	[c]	$—	$—	$119,249,068
Short-Term Investments	1,077,214		—	—	1,077,214
Total Investments in Securities	$120,326,282		$—	$—	$120,326,282
Liabilities:
Other Financial Instruments:
Futures Contracts	$5,651		$—	$—	$5,651

Franklin FTSE Europe ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$210,866,986	[c]	$—	$—	$210,866,986
Other Financial Instruments:
Futures Contracts	$18,348		$—	$—	$18,348

Franklin FTSE Europe Hedged ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$23,029,617	[c]	$—	$—	$23,029,617
Short-Term Investments	16,403		—	—	16,403
Total Investments in Securities	$23,046,020		$—	$—	$23,046,020
Other Financial Instruments:
Forward Exchange Contracts	$—		$10,561	$—	$10,561
Futures Contracts	1,332		—	—	1,332
Total Other Financial Instruments	$1,332		$10,561	$—	$11,893
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—		$271,169	$—	$271,169

Franklin FTSE France ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$11,052,572		$—	$—	$11,052,572

Franklin FTSE Germany ETF
Assets:
Investments in Securities: [a]
Equity Investments	$19,219,414		$—	$—	$19,219,414

Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$18,294,924		$—	$—	$18,294,924
Other Financial Instruments:
Futures Contracts	$144		$—	$—	$144

Franklin FTSE India ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$48,858,853		$—	$—	$48,858,853
Other Financial Instruments:
Futures Contracts	$1,385		$—	$—	$1,385

Franklin FTSE Italy ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities: [a]
Equity Investments [b]	$4,126,591	$—	$—	$4,126,591

Franklin FTSE Japan ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$806,123,672	$—	$—	$806,123,672
Short-Term Investments	240,702	—	—	240,702
Total Investments in Securities	$806,364,374	$—	$—	$806,364,374
Other Financial Instruments:
Futures Contracts	$16,225	$—	$—	$16,225

Franklin FTSE Japan Hedged ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$12,245,259	$—	$—	$12,245,259
Short-Term Investments	87,084	—	—	87,084
Total Investments in Securities	$12,332,343	$—	$—	$12,332,343
Other Financial Instruments:
Forward Exchange Contracts	$—	$184,385	$—	$184,385
Futures Contracts	2,033	—	—	2,033
Total Other Financial Instruments	$2,033	$184,385	$—	$186,418
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$3,665	$—	$3,665

Franklin FTSE Latin America ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$3,982,202	$—	$—	$3,982,202
Liabilities:
Other Financial Instruments:
Futures Contracts	$180	$—	$—	$180

Franklin FTSE Mexico ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$11,242,866	$—	$—	$11,242,866

Franklin FTSE Russia ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$23,813,436	$—	$—	$23,813,436
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$17	$—	$17

Franklin FTSE Saudi Arabia ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$3,484,985	$—	$—	$3,484,985

Franklin FTSE South Africa ETF	Level 1		Level 2	Level 3	Total
Assets:
Investments in Securities: [a]
Equity Investments [b]	$4,977,375		$—	$—	$4,977,375

Franklin FTSE South Korea ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$63,734,462		$—	$—	$63,734,462
Liabilities:
Other Financial Instruments:
Futures Contracts	$3,160		$—	$—	$3,160

Franklin FTSE Switzerland ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$50,358,910		$—	$—	$50,358,910
Other Financial Instruments:
Futures Contracts	$8,810		$—	$—	$8,810
Liabilities:
Other Financial Instruments:
Futures Contracts	$1,392		$—	$—	$1,392

Franklin FTSE Taiwan ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$46,697,966		$—	$—	$46,697,966

Franklin FTSE United Kingdom ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$608,263,837	[c]	$—	$—	$608,263,837
Short-Term Investments	590,700		—	—	590,700
Total Investments in Securities	$608,854,537		$—	$—	$608,854,537
Other Financial Instruments:
Futures Contracts	$35,103		$—	$—	$35,103

Franklin Liberty High Yield Corporate ETF
Assets:
Investments in Securities: [a]
Foreign Government and Agency Securities	$—		$403,738,346	$—	$403,738,346
Short-Term Investments	—		1,280,000	—	1,280,000
Total Investments in Securities	$—		$405,018,346	$—	$405,018,346

Franklin Liberty Investment Grade Corporate ETF
Assets:
Investments in Securities: [a]
Foreign Government and Agency Securities	$—		$1,004,219,505	$—	$1,004,219,505
Short-Term Investments	—		7,165,000	—	7,165,000
Total Investments in Securities	$—		$1,011,384,505	$—	$1,011,384,505
Liabilities:
Other Financial Instruments:
Futures Contracts	$279,478		$—	$—	$279,478

Franklin Liberty International Aggregate Bond ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities: [a]
Foreign Government and Agency Securities	$—	$197,645,967	$—	$197,645,967
Short-Term Investments	—	7,290,000	—	7,290,000
Total Investments in Securities	$—	$204,935,967	$—	$204,935,967
Other Financial Instruments:
Forward Exchange Contracts	$—	$3,353,383	$—	$3,353,383
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$712,760	$—	$712,760

Franklin Liberty Federal Intermediate Tax-Free Bond
Opportunities ETF
Assets:
Investments in Securities: [a]
Municipal Bonds	$—	$62,060,034	$—	$62,060,034

Franklin Liberty Federal Tax-Free Bond ETF
Assets:
Investments in Securities: [a]
Municipal Bonds	$—	$121,909,928	$—	$121,909,928

Franklin Liberty Senior Loan ETF
Assets:
Investments in Securities: [a]
Foreign Government and Agency Securities	$—	$6,653,877	$—	$6,653,877
Senior Floating Rate Interests	—	198,659,000	—	198,659,000
Asset-Backed Securities	—	1,989,534	—	1,989,534
Short-Term Investments	—	11,110,000	—	11,110,000
Total Investments in Securities	$—	$218,412,411	$—	$218,412,411

Franklin Liberty Systematic Style Premia ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$40,656,578	$—	$—	$40,656,578
Other Financial Instruments:
Forward Exchange Contracts	$—	$288,235	$—	$288,235
Futures Contracts	570,400	—	—	570,400
Total Other Financial Instruments	$570,400	$288,235	$—	$858,635
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$365,081	$—	$365,081
Futures Contracts	581,655	—	—	581,655
Total Return Swaps	—	767,252	—	767,252
Total Other Financial Instruments	$581,655	$1,132,333	$—	$1,713,988

Franklin Liberty U.S. Core Bond ETF
Assets:
Investments in Securities: [a]
Foreign Government and Agency Securities	$—	$1,553,913,070	$—	$1,553,913,070
Municipal Bonds	—	71,203,355	—	71,203,355
Asset-Backed Securities	—	32,177,797	—	32,177,797
Short-Term Investments	25,185,776	—	—	25,185,776
Total Investments in Securities	$25,185,776	$1,657,294,222	$—	$1,682,479,998
Other Financial Instruments:
Credit Default Swap Contracts	$—	$27,975	$—	$27,975
Futures Contracts	345,173	—	—	345,173
Total Other Financial Instruments	$345,173	$27,975	$—	$373,148

	Level 1		Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Credit Default Swap Contracts	$—		$85,269	$—	$85,269
Futures Contracts	250,354		—	—	250,354
Total Other Financial Instruments	$250,354		$85,269	$—	$335,623

Franklin Liberty U.S. Treasury Bond ETF
Assets:
Investments in Securities: [a]
Foreign Government and Agency Securities	$—		$406,279,038	$—	$406,279,038
Short-Term Investments	7,885,284		—	—	7,885,284
Total Investments in Securities	$7,885,284		$406,279,038	$—	$414,164,322

Franklin Liberty Ultra Short Bond ETF
Assets:
Investments in Securities: [a]
Foreign Government and Agency Securities	$—		$3,503,393	$—	$3,503,393
Asset-Backed Securities	—		202,247	—	202,247
Short-Term Investments	24,292		—	—	24,292
Total Investments in Securities	$24,292		$3,705,640	$—	$3,729,932

Franklin Liberty U.S. Low Volatility ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$145,645,193		$—	$—	$145,645,193
Short-Term Investments	—		355,000	—	355,000
Total Investments in Securities	$145,645,193		$355,000	$—	$146,000,193

Franklin LibertyQ Emerging Markets ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$21,237,588	[c]	$—	$—	$21,237,588
Other Financial Instruments:
Futures Contracts	$233		$—	$—	$233

Franklin LibertyQ Global Dividend ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$29,170,711		$—	$—	$29,170,711
Other Financial Instruments:
Futures Contracts	$2,087		$—	$—	$2,087

Franklin LibertyQ Global Equity ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$16,675,373	[c]	$—	$—	$16,675,373
Short-Term Investments	43,950		—	—	43,950
Total Investments in Securities	$16,719,323		$—	$—	$16,719,323
Other Financial Instruments:
Futures Contracts	$1,261		$—	$—	$1,261

Franklin LibertyQ International Equity Hedged ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities: [a]
Equity Investments[b]	$17,243,007	$—	$—	$17,243,007
Other Financial Instruments:
Forward Exchange Contracts	$—	$72,088	$—	$72,088
Futures Contracts	1,903	—	—	1,903
Total Other Financial Instruments	$1,903	$72,088	$—	$73,991
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$195,823	$—	$195,823

Franklin LibertyQ U.S. Equity ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$1,000,027,746	$—	$—	$1,000,027,746
Short-Term Investments	1,615,144	—	—	1,615,144
Total Investments in Securities	$1,001,642,890	$—	$—	$1,001,642,890
Other Financial Instruments:
Futures Contracts	$17,030	$—	$—	$17,030

Franklin LibertyQ U.S. Mid Cap Equity ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$57,824,090	$—	$—	$57,824,090
Short-Term Investments	322,700	—	—	322,700
Total Investments in Securities	$58,146,790	$—	$—	$58,146,790

Franklin LibertyQ U.S. Small Cap Equity ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$17,929,870	$—	$—	$17,929,870
Short-Term Investments	423,174	—	—	423,174
Total Investments in Securities	$18,353,044	$—	$—	$18,353,044

Franklin Disruptive Commerce ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$28,814,056	$—	$—	$28,814,056

Franklin Exponential Data ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$4,018,797	$—	$—	$4,018,797
Short-Term Investments	135,784	—	—	135,784
Total Investments in Securities	$4,154,581	$—	$—	$4,154,581

Franklin Genomic Advancements ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$26,639,406	$—	$—	$26,639,406

Franklin Intelligent Machines ETF
Assets:
Investments in Securities: [a]
Equity Investments [b]	$13,383,735	$—	$—	$13,383,735

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.

cIncludes securities determined to have no value at December 31, 2021.

A reconciliation of assets in which Level 3 inputs are used in determining fair va lue is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

8. SECURITIES LENDING

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. C o lla teral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities , a s d et ermin ed a t t h e close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a m o ney mark et fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from t he in v est ment o f cash collateral, in a ddition to lending fees and rebates paid by the borrower.

9. TOTAL RETURN SWAPS

Franklin Liberty Systematic Style Premia ETF entered into OTC MSFTLSSP total return swap contracts primarily to gain exposure to the credit and other market risk of an underlying instrument such as a stock, bond, index o r b ask et o f securit ies o r indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return lin k ed t o an u nder ly ing instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract , co nt ractually required pa yments to be paid or received are accrued daily and recorded as unrealized appreciatio n o r d ep reciat ion u nt il t h e payments are made, at which time they are recognized as rea lized gain or loss.

10. INVESTMENTS IN FLSP HOLDINGS CORPORATION

Franklin Liberty Sy stematic Style Premia ETF, (the “Fund”), invests in c ertain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial in st rument s and /or co mmodit y -
linked derivative investments consistent with the investment objective of the Fund. At December 31, 2021, the Franklin Lib ert y
Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolid at ed St at ement o f
Investments. December 31, 2021, the net assets of the FLSP Holdings Corporation were $3,155,858, representing 5.74% o f t h e
Fund's consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% o f co nso lidat ed assets.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than the name change of Franklin Liberty Federal Intermediate Tax-Free Bond
Opportunities ETF to Franklin Dynamic Municipal Bond ETF.